UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Thomas Reyes, Esq.

State Street Bank and Trust Company

2 Avenue de Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2006

Item 1.  Reports to Shareholders.

Semi-Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  December 31, 2006

SA Fixed Income Fund

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	COUPON RATE%	MATURITY DATE	CURRENCY	PAR VALUE	MARKET VALUE†	% OF TOTAL NET ASSETS
BONDS AND NOTES — 83.9%
Australia — 0.4%
Toyota Finance Australia Ltd.	4.710	12/20/07	AUD	3,265,000	$2,531,883	0.5%
Austria — 7.0%
ASFINAG	3.250	10/19/09	EUR	4,000,000	5,174,117	0.9%
Osterreichische Kontrollbank AG	1.800	03/22/10	JPY	1,610,000,000	13,880,817	2.5%
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken	1.600	02/15/11	JPY	1,600,000,000	13,693,231	2.4%
Republic of Austria	3.000	08/21/09	CHF	8,000,000	6,641,873	1.2%
					39,390,038
Belgium — 2.7%
Kingdom of Belgium	5.750	03/28/08	EUR	11,100,000	14,964,175	2.7%
Canada — 2.9%
Export Development Cananda	4.800	04/11/07	AUD	6,700,000	5,257,916	0.9%
Province of Ontario	1.875	01/25/10	JPY	1,300,000,000	11,217,605	2.0%
					16,475,521
Denmark — 3.5%
Kingdom of Denmark	7.000	11/15/07	DKK	91,000,000	16,500,057	2.8%
Kommunekredit	5.500	08/13/09	DKK	14,280,000	2,598,313	0.5%
Oresundsbro Konsortiet	6.000	04/20/09	SEK	5,710,000	869,572	0.2%
					19,967,942
Finland — 2.8%
Municipality Finance Plc	3.500	04/23/08	EUR	6,500,000	8,523,907	1.5%
Republic of Finland	4.750	03/06/07	USD	7,197,000	7,188,479	1.3%
					15,712,386
France — 8.2%
Caisse d'Amortissement de la Dette Sociale	4.625	12/07/07	GBP	1,000,000	1,946,018	0.3%
ERAP	3.375	04/25/08	EUR	3,600,000	4,719,627	0.8%
French Treasury Note BTAN	2.750	03/12/08	EUR	11,500,000	14,978,977	2.7%
Societe National des Chemins de Fer Francais	4.625	10/25/09	EUR	10,000,000	13,405,203	2.4%
Total Capital SA	2.375	06/23/10	CHF	7,000,000	5,695,658	1.0%
Total Capital SA	2.375	10/01/09	CHF	2,000,000	1,628,462	0.3%
UNEDIC (a)	3.500	09/18/08	EUR	3,000,000	3,931,166	0.7%
					46,305,111
Germany — 15.3%
Bayerische Landesbank	1.000	09/20/10	JPY	890,000,000	7,437,895	1.3%
Bayerische Landesbank	2.875	02/15/08	EUR	3,500,000	4,561,346	0.8%
Bundesobligation	4.250	02/15/08	EUR	8,200,000	10,862,104	1.9%
DSL Bank AG	1.750	10/07/09	JPY	340,000,000	2,920,701	0.5%
KfW Bankengruppe	1.850	09/20/10	JPY	1,020,000,000	8,819,836	1.6%
KfW Bankengruppe	3.750	01/28/09	SEK	2,900,000	422,785	0.1%
KfW International Finance, Inc.	1.750	03/23/10	JPY	225,000,000	1,936,894	0.3%
Landeskreditbank Baden- Wuerttemberg-Foerderbank	3.000	07/04/08	EUR	7,300,000	9,498,463	1.7%
Landwirtschaftliche Rentenbank	3.625	09/01/08	EUR	9,300,000	12,197,303	2.2%
Landwirtschaftliche Rentenbank	4.900	11/19/07	AUD	5,300,000	4,121,877	0.7%
Lb Baden-Wuerttemberg	3.000	12/22/08	CHF	15,000,000	12,403,148	2.2%
Norddeutsche landesbank Girozentrale	0.450	01/19/09	JPY	1,300,000,000	10,840,378	1.9%
					86,022,730

See Notes to Financial Statements.

SA Fixed Income Fund

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	COUPON RATE%	MATURITY DATE	CURRENCY	PAR VALUE	MARKET VALUE†	% OF TOTAL NET ASSETS
Japan — 2.4%
Toyota Credit Corp.	0.550	06/30/10	JPY	1,620,000,000	$13,345,234	2.4%
Netherlands — 6.8%
Deutsche Bahn Finance BV	5.250	10/08/08	DKK	18,000,000	3,215,864	0.6%
Nederlandse Waterschapsbank NV	2.250	10/10/08	CHF	6,000,000	4,895,732	0.9%
Netherlands Government Bond	2.500	01/15/08	EUR	11,500,000	14,968,249	2.6%
Rabobank Nederland	0.800	02/03/11	JPY	1,830,000,000	15,137,548	2.7%
					38,217,393
Norway — 2.6%
Eksportfinans ASA	1.800	06/21/10	JPY	1,715,000,000	14,786,059	2.6%
Spain — 2.6%
Instituto de Credito Oficial	0.800	09/28/09	JPY	1,732,000,000	14,509,162	2.6%
Supranational — 7.4%
African Development Bank	1.950	03/23/10	JPY	1,170,000,000	10,093,102	1.9%
European Investment Bank	4.000	04/15/09	SEK	89,000,000	13,053,758	2.3%
European Investment Bank	5.000	06/10/10	DKK	20,000,000	3,647,937	0.6%
Interamerican Development Bank	1.900	07/08/09	JPY	1,700,000,000	14,642,909	2.6%
					41,437,706
Sweden — 5.7%
City of Stockholm	3.375	03/08/10	SEK	64,300,000	9,210,111	1.7%
Government of Sweden	4.000	12/01/09	SEK	73,000,000	10,739,580	1.9%
Government of Sweden	5.000	01/28/09	SEK	22,000,000	3,298,455	0.6%
Government of Sweden	6.500	05/05/08	SEK	20,000,000	3,032,235	0.5%
Kommuninvest I Sverige	4.100	05/11/09	SEK	40,000,000	5,860,879	1.0%
					32,141,260
United Kingdom — 7.6%
Bank of England Euro Note	2.500	01/28/08	EUR	11,000,000	14,311,387	2.6%
BP Capital Plc	1.250	12/29/09	CHF	13,000,000	10,310,754	1.8%
Network Rail MTN Finance Plc	3.125	03/30/09	EUR	11,100,000	14,386,841	2.6%
Royal Bank of Scotland Plc	5.000	12/20/07	GBP	1,787,000	3,486,018	0.6%
					42,495,000
United States — 6.0%
Citigroup, Inc.	4.625	11/14/07	EUR	6,800,000	9,018,196	1.6%
Federal Home Loan Mortgage Corp.	3.500	02/15/08	EUR	3,500,000	4,595,514	0.8%
Federal National Mortgage Association(a)	5.000	01/15/07	USD	4,000,000	3,999,692	0.7%
Federal National Mortgage Association	6.375	08/15/07	AUD	3,300,000	2,597,852	0.5%
General Electric Capital Corp.	0.750	02/05/09	JPY	505,000,000	4,226,327	0.8%
General Electric Capital Corp.	1.750	02/12/10	CHF	5,800,000	4,651,998	0.8%
General Electric Capital Corp.	3.250	01/28/10	SEK	30,710,000	4,387,332	0.8%
					33,476,911
TOTAL BONDS AND NOTES (COST $468,236,298)					471,778,511
SHORT-TERM INVESTMENTS — 13.6%
United States — 13.6%
Deutsche Bank AG	5.020	02/21/07	USD	2,100,000	2,100,000	0.3%
Wells Fargo Bank NA	4.850	01/30/07	USD	9,500,000	9,500,000	1.6%
Societe Generale North America	5.110	01/31/07	USD	9,000,000	8,961,675	1.6%

See Notes to Financial Statements.

SA Fixed Income Fund

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	COUPON RATE%	MATURITY DATE	CURRENCY	PAR VALUE	MARKET VALUE†	% OF TOTAL NET ASSETS
SHORT-TERM INVESTMENTS (Continued)
United States (Continued)
New Center Asset Trust	5.300	02/07/07	USD	9,400,000	$9,348,796	1.7%
Barton Capital Corp.	5.260	01/16/07	USD	4,000,000	3,991,233	0.7%
Barton Capital Corp.	5.270	01/16/07	USD	6,500,000	6,485,727	1.2%
Beta Finance, Inc.	5.250	01/19/07	USD	7,000,000	6,981,625	1.2%
Beta Finance, Inc.	5.290	01/15/07	USD	7,700,000	7,649,420	1.4%
Ixis Financial	5.280	01/05/07	USD	7,700,000	7,695,483	1.4%
Sheffield Receivables Corp.	5.270	01/09/07	USD	11,129,000	11,115,967	2.0%
US Central Federal Credit Union	5.270	01/26/07	USD	2,800,000	2,789,753	0.5%
					76,619,679
				NUMBER OF SHARES
Other — 0.7%
SSgA Government Money Market Fund				1	1	0.0%
SSgA Money Market Fund				3,621,148	3,621,148	0.7%
					3,621,149
TOTAL SHORT-TERM INVESTMENTS					80,240,828
Total Investments — 98.2% (Identified Cost $548,477,126)#					552,019,339
Cash and Other Assets, less Liabilities — 1.8%					10,232,660
Net Assets — 100.0%					$562,251,999

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of December 31, 2006, the market value of the securities loaned was $8,069,924 and the collateral received consisted of cash in the amount of $8,308,100.

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $548,477,126. Net unrealized appreciation aggregated $3,542,213 of which $9,784,533 related to appreciated investment securities and $6,242,320 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Great British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See Notes to Financial Statements.

SA Fixed Income Fund

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

Ten Largest Industry Holdings at December 31, 2006
(As a percentage of net assets):

Industry	Percentage
Banks	21.4%
Financial Services	16.0%
Supranational Organizations	7.5%
Foreign Government/Agency — Germany	7.3%
Foreign Government/Agency — Sweden	5.8%
Diversified Operations	5.3%
Foreign Government/Agency — France	4.7%
Foreign Government/Agency — Austria	4.7%
Foreign Government/Agency — Netherlands	4.2%
Foreign Government/Agency — Denmark	3.6%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 94.4%
Advertising — 0.2%
Other Securities	28,870	$1,081,902	0.2%
Aerospace/Defense — 1.8%
Boeing Co.	27,400	2,434,216	0.4%
United Technologies Corp.	38,400	2,400,768	0.4%
Other Securities	104,713	5,435,833	1.0%
		10,270,817
Agricultural Operations — 0.2%
Other Securities	24,734	1,215,513	0.2%
Airlines — 0.2%
Other Securities	56,350	1,173,790	0.2%
Auto & Related — 0.9%
Other Securities	175,008	4,921,458	0.9%
Banks/Savings & Loans — 5.3%
Bank of America Corp.	173,375	9,256,491	1.6%
U.S. Bancorp	67,515	2,443,368	0.4%
Wachovia Corp.	69,518	3,959,050	0.7%
Other Securities	393,067	14,989,833	2.6%
		30,648,742
Broadcasting — 1.2%
Comcast Corp. Class A*	51,825	2,193,752	0.4%
Other Securities	152,709	4,522,736	0.8%
		6,716,488
Building & Construction — 0.6%
Other Securities	87,907	3,422,670	0.6%
Business Services — 1.2%
Other Securities	216,958	7,010,423	1.2%
Chemicals — 1.3%
Other Securities	179,872	7,262,701	1.3%
Commercial Services — 0.5%
Other Securities	89,185	3,145,133	0.5%
Communication Services — 0.1%
Other Securities	17,036	338,927	0.1%
Communications Equipment — 0.1%
Other Securities	52,400	788,897	0.1%
Computer Equipment — 1.3%
Intel Corp.	221,000	4,475,250	0.8%
Other Securities	160,749	2,827,716	0.5%
		7,302,966
Computer Services — 1.8%
Cisco Systems, Inc.*	232,000	6,340,560	1.1%
Other Securities	257,028	4,219,385	0.7%
		10,559,945

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Computer Software — 3.7%
Microsoft Corp.	387,600	$11,573,736	2.0%
Oracle Corp.*	199,060	3,411,888	0.6%
Other Securities	270,813	6,395,020	1.1%
		21,380,644
Computers — 2.4%
Apple Computer, Inc.*	32,400	2,748,816	0.5%
Hewlett-Packard Co.	106,001	4,366,181	0.8%
International Business Machines Corp.	48,400	4,702,060	0.8%
Other Securities	97,400	2,187,578	0.3%
		14,004,635
Construction Materials — 0.0%
Other Securities	1,593	68,865	0.0%
Consumer Products — 2.1%
Procter & Gamble Co.	120,605	7,751,283	1.3%
Other Securities	107,000	4,382,571	0.8%
		12,133,854
Containers & Glass — 0.0%
Other Securities	12,100	252,606	0.0%
Containers-Paper/Plastic — 0.1%
Other Securities	20,734	596,601	0.1%
Cosmetics & Toiletries — 0.0%
Other Securities	13,652	683	0.0%
Distribution/Wholesale — 0.2%
Other Securities	27,180	1,180,563	0.2%
Diversified Operations — 1.6%
3M Co.	28,600	2,228,798	0.4%
Other Securities	170,003	6,981,386	1.2%
		9,210,184
Education — 0.1%
Other Securities	20,350	665,670	0.1%
Electric Utilities — 0.1%
Other Securities	29,400	385,418	0.1%
Electrical Equipment — 2.7%
General Electric Co.	395,100	14,701,671	2.5%
Other Securities	46,750	1,101,682	0.2%
		15,803,353
Electronics — 2.4%
Other Securities	651,015	13,885,027	2.4%
Energy — 1.7%
ChevronTexaco Corp.	84,247	6,194,682	1.1%
Other Securities	81,600	3,633,836	0.6%
		9,828,518

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Environmental Services — 0.0%
Other Securities	4,650	$117,218	0.0%
Facility Services — 0.0%
Other Securities	1,800	40,878	0.0%
Financial Services — 9.5%
American Express Co.	46,900	2,845,423	0.5%
Citigroup, Inc.	188,889	10,521,117	1.8%
Fannie Mae	36,800	2,185,552	0.4%
J.P. Morgan Chase & Co.	132,008	6,375,986	1.1%
Merrill Lynch & Co., Inc.	34,100	3,174,710	0.5%
Morgan Stanley Dean Witter & Co.	40,700	3,314,201	0.6%
The Goldman Sachs Group, Inc.	12,500	2,491,875	0.4%
Wells Fargo & Co.	120,880	4,298,493	0.7%
Other Securities	450,755	19,896,440	3.5%
		55,103,797
Food & Beverages — 3.3%
Coca-Cola Co.	89,500	4,318,375	0.7%
PepsiCo, Inc.	62,690	3,921,259	0.7%
Other Securities	300,607	10,535,187	1.9%
		18,774,821
Forest & Paper Products — 0.4%
Other Securities	56,124	2,565,166	0.4%
Funeral Services — 0.0%
Other Securities	13,600	127,400	0.0%
Health Care - Biotechnology — 1.9%
Amgen, Inc.*	44,822	3,061,791	0.5%
Genentech, Inc.*	29,400	2,385,222	0.4%
Medtronic, Inc.	43,900	2,349,089	0.4%
Other Securities	92,893	3,445,428	0.6%
		11,241,530
Health Care - Drugs — 3.6%
Abbott Laboratories	61,100	2,976,181	0.5%
Eli Lilly & Co.	42,900	2,235,090	0.4%
Pfizer, Inc.	277,075	7,176,243	1.2%
Wyeth	51,100	2,602,012	0.4%
Other Securities	201,976	6,087,982	1.1%
		21,077,508
Health Care - Products — 3.4%
Johnson & Johnson	112,512	7,428,042	1.3%
Merck & Co., Inc.	82,900	3,614,440	0.6%
Other Securities	245,633	8,617,167	1.5%
		19,659,649
Health Care - Services — 2.3%
UnitedHealth Group, Inc.	51,164	2,749,042	0.5%
Other Securities	234,117	10,643,030	1.8%
		13,392,072

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Hotels & Restaurants — 0.1%
Other Securities	10,809	$543,960	0.1%
Household Appliances & Home Furnishings — 0.0%
Other Securities	5,467	236,772	0.0%
Household Products — 0.1%
Other Securities	6,600	335,674	0.1%
Instruments - Scientific — 0.1%
Other Securities	20,400	727,804	0.1%
Insurance — 4.4%
American International Group, Inc.	100,545	7,205,055	1.2%
Other Securities	406,925	18,214,446	3.2%
		25,419,501
Internet Services — 0.9%
Other Securities	264,663	5,238,707	0.9%
Leisure — 0.8%
Other Securities	107,169	4,821,550	0.8%
Machinery — 0.8%
Other Securities	73,030	4,321,448	0.8%
Manufacturing — 0.4%
Other Securities	59,594	2,113,671	0.4%
Metals & Mining — 0.7%
Other Securities	109,373	3,912,920	0.7%
Multimedia — 2.3%
Time Warner, Inc.	151,000	3,288,780	0.6%
Walt Disney Co.	83,440	2,859,489	0.5%
Other Securities	247,851	7,010,001	1.2%
		13,158,270
Office Equipment — 0.2%
Other Securities	54,000	1,359,266	0.2%
Office Furnishings & Supplies — 0.1%
Other Securities	15,769	620,628	0.1%
Oil & Gas — 7.1%
ConocoPhillips	62,678	4,509,682	0.8%
Exxon Mobil Corp.	225,864	17,307,958	3.0%
Other Securities	493,388	19,423,487	3.3%
		41,241,127
Paper & Related Products — 0.1%
Other Securities	16,214	520,179	0.1%
Personal Care — 0.0%
Other Securities	16,552	76,958	0.0%
Photo Equipment & Supplies — 0.1%
Other Securities	10,900	281,220	0.1%

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Printing — 0.1%
Other Securities	10,800	$341,686	0.1%
Publishing — 0.1%
Other Securities	34,635	701,393	0.1%
Real Estate — 0.2%
Other Securities	22,912	837,075	0.2%
Restaurants — 0.8%
Other Securities	122,825	4,844,074	0.8%
Retail - Food — 0.3%
Other Securities	65,692	1,986,802	0.3%
Retail - General — 2.3%
Wal-Mart Stores, Inc.	158,400	7,314,912	1.3%
Other Securities	144,824	6,101,742	1.0%
		13,416,654
Retail - Specialty — 3.4%
Home Depot, Inc.	78,550	3,154,568	0.5%
Other Securities	496,949	16,250,715	2.9%
		19,405,283
Steel — 0.3%
Other Securities	38,300	1,850,152	0.3%
Telecommunications — 4.3%
AT&T, Inc.	147,596	5,276,557	0.9%
BellSouth Corp.	62,300	2,934,953	0.5%
QUALCOMM, Inc.	59,600	2,252,284	0.4%
Verizon Communications	110,200	4,103,848	0.7%
Other Securities	506,205	10,289,288	1.8%
		24,856,930
Textile & Apparel — 0.4%
Other Securities	55,568	2,255,110	0.4%
Tires & Rubber — 0.0%
Other Securities	7,900	155,786	0.0%
Tobacco — 1.3%
Altria Group, Inc.	75,100	6,445,082	1.1%
Other Securities	18,600	1,174,376	0.2%
		7,619,458
Tools - Hand Held — 0.0%
Other Securities	5,400	264,196	0.0%
Transportation — 1.3%
Other Securities	133,754	7,333,958	1.3%
Utilities — 3.0%
Other Securities	448,379	17,385,438	3.0%
Waste Management — 0.2%
Other Securities	40,250	1,194,541	0.2%
TOTAL COMMON STOCKS		546,735,223

See Notes to Financial Statements.

SA U.S. Market Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
MUTUAL FUNDS — 4.5%
Other — 4.5%
DFA U.S. MicroCap Portfolio	1,641,190	$25,766,677	4.5%
TOTAL MUTUAL FUNDS		25,766,677
SHORT-TERM INVESTMENTS — 0.8%
SSgA Government Money Market Fund	1	1	0.0%
SSgA Money Market Fund	4,537,709	4,537,709	0.8%
TOTAL SHORT-TERM INVESTMENTS		4,537,710
Total Investments — 99.7% (Identified Cost $455,271,559)#		577,039,610
Other Assets and Liabilities — 0.3%		1,837,648
Net Assets — 100.0%		$578,877,258

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $455,271,559. Net unrealized appreciation aggregated $121,768,051 of which $136,907,286 related to appreciated investment securities and $15,139,235 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.8%
Northrop Grumman Corp.	92,033	$6,230,634	1.9%
Raytheon Co.	59,300	3,131,040	0.9%
Other Securities	516	19,133	0.0%
		9,380,807
Agricultural Operations — 0.2%
Other Securities	22,576	698,501	0.2%
Airlines — 0.8%
Southwest Airlines Co.	164,300	2,517,076	0.8%
Auto & Related — 2.1%
Ford Motor Co.	326,100	2,449,011	0.7%
General Motors Corp.	133,500	4,101,120	1.2%
Other Securities	24,447	568,447	0.2%
		7,118,578
Banks/Savings & Loans — 1.1%
Other Securities	151,929	3,691,824	1.1%
Broadcasting — 7.1%
Clear Channel Communications, Inc.	97,472	3,464,155	1.0%
Comcast Corp. Class A*	258,427	10,939,215	3.3%
Comcast Corp. Class A Special*	56,300	2,357,844	0.7%
Liberty Media Holding Corp. - Capital Series A*	32,163	3,151,330	0.9%
Other Securities	147,980	3,853,721	1.2%
		23,766,265
Building & Construction — 0.8%
Other Securities	59,000	2,627,971	0.8%
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,490,520	0.7%
Chemicals — 0.6%
Other Securities	45,482	1,892,355	0.6%
Commercial Services — 0.1%
Other Securities	20,184	463,162	0.1%
Communications Equipment — 0.1%
Other Securities	35,707	365,283	0.1%
Computer Equipment — 0.2%
Other Securities	38,960	795,174	0.2%
Computer Services — 1.4%
Computer Sciences Corp.*	45,661	2,436,928	0.7%
Other Securities	217,025	2,078,462	0.6%
		4,515,390
Computer Software — 0.1%
Other Securities	58,600	240,846	0.1%
Containers & Glass — 0.1%
Other Securities	13,000	239,850	0.1%

See Notes to Financial Statements.

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Diversified Operations — 0.1%
Other Securities	11,500	$255,645	0.1%
Electronics — 2.6%
Micron Technology, Inc.*	169,000	2,359,240	0.7%
Other Securities	627,597	6,336,522	1.9%
		8,695,762
Financial Services — 10.7%
AMBAC Financial Group, Inc.	24,700	2,200,029	0.7%
Capital One Financial Corp.	52,763	4,053,254	1.2%
CIT Group, Inc.	47,000	2,621,190	0.8%
Countrywide Credit Industries, Inc.	150,250	6,378,112	1.9%
J.P. Morgan Chase & Co.	101,200	4,887,960	1.5%
MBIA, Inc.	36,400	2,659,384	0.8%
Prudential Financial, Inc.	73,000	6,267,780	1.9%
The Bear Stearns Cos., Inc.	18,060	2,939,807	0.9%
Other Securities	124,300	3,484,973	1.0%
		35,492,489
Food & Beverages — 4.0%
Archer-Daniels-Midland Co.	90,196	2,882,664	0.9%
Coca-Cola Enterprises, Inc.	118,521	2,420,199	0.7%
Kraft Foods, Inc. Class A	122,000	4,355,400	1.3%
Other Securities	178,907	3,773,655	1.1%
		13,431,918
Forest & Paper Products — 1.8%
Weyerhaeuser Co.	63,000	4,450,950	1.3%
Other Securities	92,543	1,659,914	0.5%
		6,110,864
Funeral Services — 0.1%
Other Securities	40,300	413,075	0.1%
Health Care - Drugs — 0.6%
Other Securities	107,200	1,949,053	0.6%
Health Care - Products — 0.2%
Other Securities	12,600	713,034	0.2%
Health Care - Services — 1.1%
Other Securities	139,400	3,611,621	1.1%
Hotels & Restaurants — 0.3%
Other Securities	28,094	899,570	0.3%
Insurance — 20.9%
Allstate Corp.	105,400	6,862,594	2.1%
Chubb Corp.	57,000	3,015,870	0.9%
Cincinnati Financial Corp.	46,756	2,118,514	0.6%
CNA Financial Corp.*	60,752	2,449,521	0.7%
Hartford Financial Services Group, Inc.	46,300	4,320,253	1.3%
Loews Corp.	135,700	5,627,479	1.7%
MetLife, Inc.	182,000	10,739,820	3.2%
Principal Financial Group, Inc.	52,500	3,081,750	0.9%
St. Paul Cos., Inc.	177,500	9,529,975	2.9%
Other Securities	503,313	21,701,198	6.5%
		69,446,974

See Notes to Financial Statements.

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Internet Services — 2.4%
IAC/InterActiveCorp*	72,349	$2,688,489	0.8%
Liberty Media Holding Corp. - Interactive Class A*	148,850	3,210,694	1.0%
Other Securities	184,049	2,198,089	0.7%
		8,097,272
Leisure — 0.9%
Other Securities	48,863	2,948,149	0.9%
Machinery — 0.1%
Other Securities	7,600	464,816	0.1%
Multimedia — 7.7%
CBS Corp. Class B	189,495	5,908,454	1.8%
Time Warner, Inc.	701,100	15,269,958	4.6%
Other Securities	150,712	4,592,371	1.4%
		25,770,783
Office Equipment — 0.2%
Other Securities	35,000	572,950	0.2%
Office Furnishings & Supplies — 0.3%
Other Securities	21,500	891,131	0.3%
Oil & Gas — 8.3%
Anadarko Petroleum Corp.	115,252	5,015,767	1.5%
Apache Corp.	54,282	3,610,296	1.1%
Chesapeake Energy Corp.	117,906	3,425,169	1.0%
ConocoPhillips	37,600	2,705,320	0.8%
Hess Corp.	47,754	2,367,166	0.7%
Marathon Oil Corp.	38,960	3,603,800	1.1%
Other Securities	141,302	6,798,755	2.0%
		27,526,273
Paper & Related Products — 0.7%
Other Securities	83,713	2,211,376	0.7%
Real Estate — 0.3%
Other Securities	32,617	988,947	0.3%
Retail - Food — 0.4%
Other Securities	32,652	1,167,309	0.4%
Retail - General — 1.1%
Federated Department Stores, Inc.	79,666	3,037,665	0.9%
Other Securities	19,000	664,430	0.2%
		3,702,095
Retail - Specialty — 0.8%
Other Securities	133,800	2,533,595	0.8%
Steel — 0.1%
Other Securities	9,300	236,994	0.1%
Telecommunications — 7.6%
AT&T, Inc.	339,882	12,150,781	3.6%
Verizon Communications	225,720	8,405,813	2.5%
Other Securities	230,651	4,884,483	1.5%
		25,441,077

See Notes to Financial Statements.

SA U.S. HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Textile & Apparel — 0.3%
Other Securities	18,100	$1,110,529	0.3%
Tires & Rubber — 0.1%
Other Securities	14,700	293,166	0.1%
Transportation — 7.4%
Burlington Northern Santa Fe Corp.	58,300	4,303,123	1.3%
CSX Corp.	117,500	4,045,525	1.2%
Norfolk Southern Corp.	107,200	5,391,088	1.6%
Union Pacific Corp.	72,800	6,699,056	2.0%
Other Securities	105,500	4,193,173	1.3%
		24,631,965
Waste Management — 0.3%
Other Securities	93,812	1,152,950	0.3%
TOTAL COMMON STOCKS		331,564,984
SHORT-TERM INVESTMENTS — 0.1%
SSgA Government Money Market Fund	1	1	0.0%
SSgA Money Market Fund	366,497	366,497	0.1%
TOTAL SHORT-TERM INVESTMENTS		366,498
Total Investments — 99.7% (Identified Cost $254,613,858)#		331,931,482
Other Assets and Liabilities — 0.3%		1,088,358
Net Assets — 100.0%		$333,019,840

  †  See Note 1.

  *  Non-income producing security

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $254,613,858. Net unrealized appreciation aggregated $77,317,624 of which $85,731,573 related to appreciated investment securities and $8,413,949 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 99.7%
Advertising — 0.2%
Other Securities	27,950	$476,178	0.2%
Aerospace/Defense — 1.8%
Teledyne Technologies, Inc.*	16,900	678,197	0.2%
Other Securities	157,363	4,228,440	1.6%
		4,906,637
Agricultural Operations — 0.1%
Other Securities	11,700	375,947	0.1%
Airlines — 0.6%
Other Securities	137,296	1,583,584	0.6%
Auto & Related — 1.6%
United Auto Group, Inc.(a)	16,800	395,976	0.1%
Other Securities	221,087	3,982,205	1.5%
		4,378,181
Banks/Savings & Loans — 7.9%
PFF Bancorp, Inc.	11,820	407,908	0.1%
Other Securities	864,898	21,818,056	7.8%
		22,225,964
Broadcasting — 0.9%
Other Securities	336,598	2,420,973	0.9%
Building & Construction — 1.8%
Texas Industries, Inc.(a)	6,600	423,918	0.2%
Other Securities	195,598	4,531,254	1.6%
		4,955,172
Business Services — 3.7%
BearingPoint, Inc.*(a)	50,300	395,861	0.1%
Gartner, Inc. Class A*	24,900	492,771	0.2%
Tetra Tech, Inc.*	23,400	423,306	0.2%
Other Securities	443,877	8,956,523	3.2%
		10,268,461
Chemicals — 2.1%
Hercules, Inc.*(a)	22,600	436,406	0.2%
Other Securities	269,537	5,533,980	1.9%
		5,970,386
Commercial Services — 2.2%
Quanta Services, Inc.*	22,200	436,674	0.2%
Other Securities	278,048	5,629,228	2.0%
		6,065,902
Communication Services — 0.1%
Other Securities	43,100	384,147	0.1%
Communications Equipment — 1.8%
Sonus Networks, Inc.*(a)	121,400	800,026	0.3%
Other Securities	510,221	4,209,668	1.5%
		5,009,694

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Computer Equipment — 2.5%
Mentor Graphics Corp.*(a)	27,600	$497,628	0.2%
Semtech Corp.*	35,200	460,064	0.2%
Trident Microsystems, Inc.*	26,600	483,588	0.2%
Varian Semiconductor Equipment Associates, Inc.*	9,300	423,336	0.2%
Other Securities	472,647	5,082,528	1.7%
		6,947,144
Computer Services — 1.9%
NETGEAR, Inc.*(a)	16,800	441,000	0.2%
Other Securities	343,346	4,734,175	1.7%
		5,175,175
Computer Software — 3.9%
Nuance Communications, Inc.*(a)	78,870	903,850	0.3%
TIBCO Software, Inc.*	42,100	397,424	0.1%
Other Securities	853,637	9,632,989	3.5%
		10,934,263
Computers — 0.1%
Other Securities	76,600	181,721	0.1%
Construction Materials — 0.1%
Other Securities	17,750	233,056	0.1%
Consumer Products — 0.8%
Other Securities	112,400	2,307,096	0.8%
Containers & Glass — 0.1%
Other Securities	7,902	347,056	0.1%
Containers-Paper/Plastic — 0.3%
Other Securities	77,123	792,973	0.3%
Cosmetics & Toiletries — 0.0%
Other Securities	83,317	96,593	0.0%
Distribution/Wholesale — 0.9%
Other Securities	117,403	2,654,809	0.9%
Diversified Operations — 1.9%
Acuity Brands, Inc.	8,000	416,320	0.1%
Other Securities	175,034	4,992,059	1.8%
		5,408,379
Education — 0.5%
DeVry, Inc.(a)	14,900	417,200	0.1%
Other Securities	63,422	1,073,672	0.4%
		1,490,872
Electric Utilities — 0.3%
Other Securities	115,500	747,045	0.3%
Electrical Equipment — 1.4%
Other Securities	280,182	3,975,148	1.4%

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Electronics — 5.4%
Daktronics, Inc.(a)	11,500	$423,775	0.2%
II-VI, Inc.*	15,100	421,894	0.2%
Other Securities	1,454,433	14,136,049	5.0%
		14,981,718
Energy — 0.3%
Other Securities	88,763	755,722	0.3%
Environmental Services — 0.3%
Other Securities	43,000	875,021	0.3%
Facility Services — 0.1%
Other Securities	10,800	245,268	0.1%
Financial Services — 2.9%
Cohen & Steers, Inc.(a)	11,600	465,972	0.2%
CompuCredit Corp. *(a)	9,900	394,119	0.1%
World Acceptance Corp.*	9,300	436,635	0.2%
Other Securities	304,839	6,952,154	2.4%
		8,248,880
Food & Beverages — 1.1%
Other Securities	132,880	3,086,509	1.1%
Forest & Paper Products — 0.3%
Other Securities	50,100	852,974	0.3%
Funeral Services — 0.1%
Other Securities	24,100	146,101	0.1%
Health Care - Biotechnology — 3.4%
BioMarin Pharmaceutical, Inc.*(a)	27,300	447,447	0.2%
Illumina, Inc.*	15,800	621,098	0.2%
Regeneron Pharmaceuticals, Inc.*	21,900	439,533	0.2%
Sirna Therapeutics, Inc.*(a)	30,900	402,009	0.1%
Other Securities	908,070	7,690,312	2.7%
		9,600,399
Health Care - Drugs — 2.9%
OSI Pharmaceuticals, Inc.*(a)	11,400	398,772	0.1%
Zymogenetics, Inc.*(a)	32,100	499,797	0.2%
Other Securities	731,989	7,107,669	2.6%
		8,006,238
Health Care - Products — 4.4%
Immucor, Inc.*	13,602	397,586	0.1%
Nektar Therapeutics*(a)	28,900	439,569	0.2%
PSS World Medical, Inc.*	25,900	505,827	0.2%
Viasys Healthcare, Inc.*	15,000	417,300	0.1%
West Pharmaceutical Services, Inc.	8,900	455,947	0.2%
Other Securities	795,310	9,973,601	3.6%
		12,189,830
Health Care - Services — 3.1%
Allscripts Heathcare Solutions, Inc.*(a)	16,300	439,937	0.2%
Quality Systems, Inc.(a)	13,000	484,510	0.2%
Other Securities	378,822	7,737,418	2.7%
		8,661,865

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings — 0.2%
Other Securities	24,600	$579,885	0.2%
Household Products — 0.2%
Other Securities	44,750	640,838	0.2%
Instruments - Scientific — 0.7%
Other Securities	134,627	1,845,963	0.7%
Insurance — 2.7%
Other Securities	323,112	7,567,135	2.7%
Internet Services — 3.0%
Equinix, Inc.*(a)	5,500	415,910	0.1%
United Online, Inc.	31,650	420,312	0.2%
Other Securities	710,214	7,658,959	2.7%
		8,495,181
Leisure — 1.5%
Other Securities	252,239	4,306,633	1.5%
Machinery — 1.8%
Other Securities	203,794	5,143,514	1.8%
Manufacturing — 1.4%
Other Securities	190,486	3,808,693	1.4%
Metals & Mining — 1.4%
Other Securities	217,000	4,041,531	1.4%
Multimedia — 0.5%
Gemstar-TV Guide International, Inc.*	107,364	430,530	0.2%
Other Securities	52,530	989,592	0.3%
		1,420,122
Office Equipment — 0.3%
IKON Office Solutions, Inc.	28,000	458,360	0.2%
Other Securities	16,050	307,190	0.1%
		765,550
Office Furnishings & Supplies — 0.4%
Other Securities	49,677	1,074,299	0.4%
Oil & Gas — 4.3%
Oceaneering International, Inc.*	10,600	420,820	0.2%
RPC, Inc.(a)	47,850	807,708	0.3%
Other Securities	714,808	10,908,460	3.8%
		12,136,988
Paper & Related Products — 0.1%
Other Securities	16,835	296,550	0.1%
Personal Care — 0.2%
Other Securities	103,007	684,850	0.2%
Photo Equipment & Supplies — 0.0%
Other Securities	2,540	121,450	0.0%

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Printing — 0.2%
Cenveo, Inc.*(a)	18,900	$400,680	0.1%
Other Securities	13,400	279,943	0.1%
		680,623
Publishing — 0.6%
Marvel Entertainment, Inc.*(a)	16,500	444,015	0.2%
Other Securities	133,400	1,174,967	0.4%
		1,618,982
Real Estate — 0.2%
Other Securities	16,150	487,102	0.2%
Restaurants — 1.8%
Jack in the Box, Inc.*	6,800	415,072	0.1%
Other Securities	186,454	4,757,288	1.7%
		5,172,360
Retail – Food — 0.4%
Other Securities	53,300	1,178,974	0.4%
Retail - General — 0.5%
Other Securities	70,497	1,369,948	0.5%
Retail - Specialty — 4.5%
Payless ShoeSource, Inc.*	13,300	436,506	0.2%
Sotheby's Holdings, Inc. Class A	21,400	663,828	0.2%
Other Securities	602,737	11,420,474	4.1%
		12,520,808
Steel — 0.8%
Oregon Steel Mills, Inc.*(a)	6,400	399,424	0.1%
Other Securities	76,849	1,916,655	0.7%
		2,316,079
Telecommunications — 2.4%
Other Securities	722,170	6,574,448	2.4%
Textile & Apparel — 1.5%
Quiksilver, Inc.*(a)	36,900	581,175	0.2%
Other Securities	196,500	3,486,968	1.3%
		4,068,143
Tires & Rubber — 0.1%
Other Securities	13,500	193,050	0.1%
Tobacco — 0.1%
Other Securities	21,200	149,672	0.1%
Tools-Hand Held — 0.1%
Other Securities	6,400	298,432	0.1%
Transportation — 1.8%
Other Securities	225,321	4,986,056	1.8%
Utilities — 1.9%
Other Securities	168,837	5,225,740	1.9%

See Notes to Financial Statements.

SA U.S. Small Company Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Waste Management — 0.3%
Other Securities	97,616	$939,365	0.3%
TOTAL COMMON STOCKS		278,672,045
WARRANTS — 0.0%
Health Care Products
Other Securities	404	695	0.0%
TOTAL WARRANTS		695
SHORT-TERM INVESTMENTS — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	382,258	382,258	0.1%
TOTAL SHORT-TERM INVESTMENTS		382,259
Total Investments — 99.8% (Identified Cost $223,144,796)#		279,054,999
Other Assets and Liabilities — 0.2%		643,445
Net Assets — 100.0%		$279,698,444

  †  See Note 1.

  *  Non-income producing security

  (a)  A portion or all of the security was held on loan. As of December 31, 2006, the market value of the securities loaned was $107,194,566 and the collateral received consisted of cash in the amount of $110,462,112.

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $223,144,796. Net unrealized appreciation aggregated $55,910,203 of which $75,605,178 related to appreciated investment securities and $19,694,975 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS — 99.1%
Australia — 4.0%
Commonwealth Bank of Australia	138,786	$5,413,016	0.8%
National Australia Bank Ltd.(a)	280,197	8,922,958	1.3%
Other Securities	157,363	13,866,174	1.9%
Total Austraila		28,202,148
Austria — 0.5%
Other Securities	53,037	3,116,857	0.5%
Belgium — 0.5%
Other Securities	70,339	3,678,597	0.5%
Bermuda — 0.1%
Other Securities	133,925	585,743	0.1%
Canada — 3.6%
Alcan, Inc.(a)	80,663	3,930,020	0.6%
Sun Life Financial, Inc.(a)	137,520	5,819,879	0.8%
Other Securities	157,363	15,646,595	2.2%
Total Canada		25,396,494
Cayman Islands — 0.0%
Other Securities	30,222	19,040	0.0%
Denmark — 1.4%
Danske Bank	84,803	3,767,388	0.5%
Other Securities	195,598	5,661,453	0.9%
Total Denmark		9,428,841
Finland — 1.3%
Other Securities	355,794	9,172,855	1.3%
France — 10.9%
Axa(a)	259,150	10,488,359	1.5%
BNP Paribas SA(a)	157,621	17,190,934	2.4%
Compagnie de Saint-Gobain(a)	58,280	4,895,088	0.7%
Credit Agricole SA(a)	93,150	3,916,257	0.6%
France Telecom SA(a)	134,090	3,707,003	0.5%
Lafarge SA(a)	25,572	3,803,042	0.5%
Renault SA(a)	33,276	3,995,904	0.6%
Vivendi Universal SA(a)	179,479	7,012,851	1.0%
Other Securities	864,898	21,656,846	3.1%
Total France		76,666,284
Germany — 14.0%
Allianz AG	67,381	13,760,642	2.0%
Bayerische Motoren Werke AG	78,074	4,482,683	0.6%
Commerzbank AG	104,017	3,959,977	0.6%
DaimlerChrysler AG	238,124	14,705,898	2.1%
Deutsche Bank AG	86,194	11,526,580	1.6%
Deutsche Telekom AG	580,696	10,605,410	1.5%
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	8,771,883	1.2%
Thyssen Krupp AG	75,636	3,562,195	0.5%
E. On AG.	103,294	14,016,432	2.0%
Volkswagen AG(a)	53,293	6,040,255	0.9%
Other Securities	864,898	6,976,134	1.0%
Total Germany		98,408,089
Greece — 0.5%
Other Securities	114,551	3,393,561	0.5%

See Notes to Financial Statements.

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Hong Kong — 2.5%
Cheung Kong (Holdings) Ltd.	332,000	$4,091,519	0.6%
Other Securities	195,598	13,383,668	1.9%
Total Hong Kong		17,475,187
Ireland — 1.7%
CRH Plc	130,068	5,420,323	0.8%
Irish Life & Permanent Plc	200,834	5,538,932	0.8%
Other Securities	157,363	893,903	0.1%
Total Ireland		11,853,158
Italy — 3.0%
Telecom Italia SpA(a)	1,724,050	5,209,882	0.7%
UniCredito Italiano SpA	495,467	4,347,894	0.6%
Other Securities	472,647	11,377,002	1.7%
Total Italy		20,934,778
Japan — 12.4%
Fuji Photo Film(a)	95,000	3,902,962	0.6%
Hitachi Ltd.(a)	587,000	3,659,349	0.5%
Matsushita Electric Industrial Co., Ltd.(a)	355,000	7,083,596	1.0%
Millea Holdings, Inc.	103,000	3,634,531	0.5%
SONY CORP.	138,700	5,943,037	0.8%
Other Securities	864,898	62,902,685	9.0%
Total Japan		87,126,160
Netherlands — 6.5%
ABN AMRO Holding NV	303,912	9,765,385	1.4%
Aegon NV	375,825	7,161,358	1.0%
ING Groep NV	313,953	13,916,088	2.0%
Koninklijke (Royal) Philips Electronics NV	204,928	7,725,989	1.1%
Other Securities	853,637	7,130,261	1.0%
Total Netherlands		45,699,081
New Zealand — 0.1%
Other Securities	209,676	921,586	0.1%
Norway — 1.1%
Other Securities	318,269	7,594,189	1.1%
Portugal — 0.2%
Other Securities	261,352	1,609,670	0.2%
Singapore — 0.6%
Other Securities	1,427,500	4,035,810	0.6%
Spain — 6.3%
Banco Santander Central Hispano SA	1,207,886	22,538,131	3.2%
Endesa SA(a)	129,899	6,141,793	0.9%
Repsol-YPF SA(a)	175,889	6,081,105	0.9%
Other Securities	853,637	9,306,807	1.3%
Total Spain		44,067,836
Sweden — 3.1%
Nordea AB	401,950	6,202,206	0.9%
Other Securities	175,034	15,806,252	2.2%
Total Sweden		22,008,458

See Notes to Financial Statements.

SA International HBtM Fund

SUMMARY SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
COMMON STOCKS (Continued)
Switzerland — 5.9%
Credit Suisse Group	239,579	$16,745,878	2.4%
Swiss Re	51,980	4,415,306	0.6%
Zurich Financial Services	27,475	7,388,841	1.1%
Other Securities	853,637	12,999,883	1.8%
Total Switzerland		41,549,908
United Kingdom — 18.9%
Anglo American Plc	270,001	13,173,334	1.9%
Aviva Plc	349,453	5,626,226	0.8%
HBOS Plc	665,628	14,758,242	2.1%
Royal Bank of Scotland Group Plc	564,672	22,042,465	3.1%
Vodafone Group Plc	9,210,993	25,528,160	3.6%
Xstrata	80,556	4,023,414	0.6%
Other Securities	175,034	47,454,091	6.8%
Total United Kingdom		132,605,932
TOTAL COMMON STOCKS		695,550,262
SHORT-TERM INVESTMENTS — 1.8%
SSgA Government Money Market Fund	1	1	0.0%
SSgA Money Market Fund	12,388,001	12,388,001	1.8%
TOTAL SHORT-TERM INVESTMENTS		12,388,002
Total Investments — 100.9% (Identified Cost $463,480,679)#		707,938,264
Other Assets and Liabilities — (0.9)%		(5,967,082)
Net Assets — 100.0%		$701,971,182

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of December 31, 2006, the market value of the securities loaned was $169,712,022 and the collateral received consisted of cash in the amount of $178,484,325.

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $463,480,679. Net unrealized appreciation aggregated $244,457,585 of which $245,433,827 related to appreciated investment securities and $976,242 related to depreciated investment securities.

Ten Largest Industry Holdings at December 31, 2006
(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	19.5%
Financial Services	13.1%
Insurance	9.4%
Telecommunications	7.8%
Building & Construction	4.9%
Electronics	4.1%
Utilities	3.9%
Auto & Related	3.6%
Metals & Mining	3.3%
Diversified Operations	2.3%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International Small Company Fund

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2006 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE†	% OF TOTAL NET ASSETS
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	12,608,874	$243,351,264	99.9%
TOTAL MUTUAL FUNDS		243,351,264
Total Investments — 99.9% (Identified Cost $147,496,364)#		243,351,264
Cash and Other Assets, Less Liabilities - 0.1%		311,110
Net Assets —100.0%		$243,662,374

  †  See Note 1.

  #  At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $147,496,364. Net unrealized appreciation aggregated $95,854,900, which related soley to appreciated investment securities.

See Notes to Financial Statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2006 (Unaudited)

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
ASSETS
Investments in securities, at market	$471,778,511	$572,501,900	$331,564,984	$278,672,739	$695,550,262	$243,351,264
Short-term investments (at amortized cost)	80,240,828	4,537,710	366,498	382,260	12,388,002	—
Cash	418	10,518	696	112,478	863	26,386
Foreign currency	163	—	—	—	666,278	—
Receivable for investments sold	—	29	—	27,272	149,862	—
Dividend and interest receivable	7,332,294	672,038	313,259	157,846	664,407	—
Receivable for fund shares sold	3,055,602	1,841,462	1,178,561	835,382	2,062,982	628,867
Unrealized appreciation on foreign currency exchange contracts (Note 1)	520,077	—	—	—	15,190	—
Collateral for securities loaned (Note 1)	8,308,100	—	—	110,462,112	178,484,325	—
Receivable due from the Manager (Note 2)	86,783	14,296	33,556	15,013	—	—
Receivable for tax reclaims	—	—	—	—	68,403	—
Prepaid Expenses	3,832	4,486	4,486	4,486	4,483	4,483
Other assets	—	—	—	—	9,523	—
Total Assets	571,326,608	579,582,439	333,462,040	390,669,588	890,064,580	244,011,000
LIABILITIES
Payable for investments purchased	—	—	—	49,525	8,510,875	26,386
Payable for fund shares redeemed	174,423	132,474	68,428	96,107	272,301	63,981
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—	—	227	—
Return of collateral for securities loaned (Note 1)	8,308,100	—	—	110,462,112	178,484,325	—
Advisory fee payable (Note 2)	307,350	317,293	182,599	153,787	379,631	132,270
Sub-Advisory fee payable (Note 2)	46,682	12,682	39,415	46,720	115,327	—
Administration fee payable (Note 2)	47,285	48,814	28,092	23,660	58,405	20,349
Sub-Administration fee payable (Note 2)	4,483	4,704	1,439	3,551	9,718	6,314
Custody and accounting fees payable	39,170	41,487	21,459	39,853	80,297	4,692
Trustees' fees payable (Note 2)	5,000	5,000	5,000	5,000	5,000	5,000
Shareholder servicing fee payable (Note 2)	118,212	122,036	70,231	59,149	146,012	50,873
Transfer agent fee payable	4,121	2,177	3,029	3,160	2,095	3,534
Professional fees payable	18,116	18,116	18,116	24,625	24,997	31,390
Accrued expenses and other liabilities	1,667	398	4,392	3,895	4,188	3,837
Total Liabilities	9,074,609	705,181	442,200	110,971,144	188,093,398	348,626
NET ASSETS	$562,251,999	$578,877,258	$333,019,840	$279,698,444	$701,971,182	$243,662,374
NET ASSETS CONSIST OF:
Capital paid in	$567,927,793	$456,694,020	$255,220,816	$219,129,826	$441,888,827	$141,626,451
Undistributed/(overdistributed) net investment income	(10,017,028)	6,821	16,921	(434,897)	46,350	(1,444,982)
Accumulated net realized gain/(loss)	77,749	408,366	464,479	5,093,312	15,565,574	7,626,005
Net Unrealized appreciation/(depreciation) on:
Investments	3,542,213	121,768,051	77,317,624	55,910,203	244,457,585	95,854,900
Foreign currency translations	721,272	—	—	—	12,846	—
NET ASSETS	$562,251,999	$578,877,258	$333,019,840	$279,698,444	$701,971,182	$243,662,374
Shares of beneficial interest outstanding	55,584,091	45,599,167	24,370,695	14,882,972	40,395,300	11,206,592
($0.01 par value; unlimited shares authorized)
Net asset value per share	$10.12	$12.69	$13.66	$18.79	$17.38	$21.74
Identified cost of investments	$548,477,126	$455,271,559	$254,613,858	$223,144,796	$463,480,679	$147,496,364
Cost of foreign currency	$163	—	—	—	$662,156	—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2006 (Unaudited)

	SA Fixed Income Fund	SA U.S. Market Fund	SA U.S. HBtM Fund	SA U.S. Small Company Fund	SA International HBtM Fund	SA International Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$—	$5,127,863	$2,777,061	$1,083,021	$7,530,986	$2,753,525
Interest	7,805,873 (1)	78,205	64,867	150,798 (1)	157,968 (1)	—
Less: Foreign tax withheld	—	(613)	—	—	(310,670)	—
Total Income	7,805,873	5,205,455	2,841,928	1,233,819	7,378,284	2,753,525
Expenses:
Advisory fees (Note 2)	1,758,228	1,748,657	1,020,333	847,395	2,088,266	716,562
Sub-Advisory fees (Note 2)	513,944	134,512	423,831	495,400	1,220,833	—
Shareholder service fees (Note 2)	676,242	672,561	392,436	325,921	803,179	275,601
Administration fees (Note 2)	270,497	269,024	156,974	130,369	321,272	110,240
Sub-Administration fees (Note 2)	63,949	62,149	38,113	34,495	77,254	26,386
Trustees' fees and expenses (Note 2)	8,487	8,487	8,487	8,487	8,487	8,487
Custody and accounting fees	86,639	86,725	43,098	80,356	157,449	14,605
Transfer agent fees	31,727	32,247	32,033	32,120	32,445	31,908
Professional fees	35,702	35,702	35,702	36,162	36,535	43,567
Registration fees	16,992	18,058	16,979	15,249	21,434	15,323
Other expenses	18,245	19,031	16,629	15,850	19,373	15,847
Total expenses before waivers:	3,480,652	3,087,153	2,184,615	2,021,804	4,786,527	1,258,526
Less: Fee waiver by Advisor (Note 2)	(531,269)	(117,709)	(209,221)	(117,449)	—	—
Fee waiver by Sub-Advisor (Note 2)	(244,417)	(63,981)	(201,584)	(235,639)	(580,696)	—
Net expenses	2,704,966	2,905,463	1,773,810	1,668,716	4,205,831	1,258,526
Net investment income gain (loss)	5,100,907	2,299,992	1,068,118	(434,897)	3,172,453	1,494,999
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	8,929,278	1,083,292	8,540,744	10,427,872	26,756,617	2,411,407
Foreign currency transactions	(1,165,276)	(34)	—	—	69,582	—
Distributions from other Registered Investment Companies	—	1,699,544	—	—	—	6,671,237
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(2,123,129)	53,175,174	22,680,155	11,143,854	83,317,278	20,550,090
Foreign currency translations	3,440,869	—	—	—	(53,012)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	9,081,742	55,957,976	31,220,899	21,571,726	110,090,465	29,632,734
Net increase in net assets resulting from operations	$14,182,649	$58,257,968	$32,289,017	$21,136,829	$113,262,918	$31,127,733
(1) Interest income includes security lending income of:	$171	$—	$—	$96,775	$60,865	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA Fixed Income Fund		SA U.S. Market Fund		SA U.S. HBtM Fund
	Six Months Ended 12/31/2006 (Unaudited)	Year Ended 6/30/2006	Six Months Ended 12/31/2006 (Unaudited)	Year Ended 6/30/2006	Six Months Ended 12/31/2006 (Unaudited)	Year Ended 6/30/2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,100,907	$9,400,883	$2,299,992	$3,258,261	$1,068,118	$1,469,112
Net realized gain (loss) on investments and foreign currency transactions	7,764,002	(15,856,201)	2,782,802	3,639,425	8,540,744	17,673,244
Net increase in unrealized appreciation (depreciation)	1,317,740	5,563,708	53,175,174	24,500,975	22,680,155	15,374,812
Net increase in net assets from operations	14,182,649	(891,610)	58,257,968	31,398,661	32,289,017	34,517,168
Distributions to shareholders from:
Net investment income	(3,576,746)	(16,660,624)	(3,937,420)	(2,679,645)	(1,703,597)	(1,016,374)
Net realized gains	—	—	—	—	(21,523,952)	(7,540,477)
Return of Capital	—	(78,836)	—	—	—	—
Total distributions	(3,576,746)	(16,739,460)	(3,937,420)	(2,679,645)	(23,227,549)	(8,556,851)
Share transactions
Proceeds from sales of shares	82,518,662	196,708,278	60,740,139	141,755,434	32,115,420	75,522,818
Value of distributions reinvested	3,466,542	15,892,272	3,615,490	2,367,252	20,796,415	7,446,813
Cost of shares redeemed	(49,227,269)	(71,475,062)	(36,103,455)	(58,782,266)	(24,175,702)	(35,820,647)
Total share transactions	36,757,935	141,125,488	28,252,174	85,340,420	28,736,133	47,148,984
Total increase in net assets	47,363,838	123,494,418	82,572,722	114,059,436	37,797,601	73,109,301
NET ASSETS
Beginning of Period	514,888,161	391,393,743	496,304,536	382,245,100	295,222,239	222,112,938
End of Period	$562,251,999	$514,888,161	$578,877,258	$496,304,536	$333,019,840	$295,222,239
Undistributed/(overdistributed) net investment income, end of period	$(10,017,028)	$(11,541,189)	$6,821	$1,644,249	$16,921	$652,400
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	8,186,368	19,556,950	5,046,420	12,480,324	2,351,812	5,918,530
Issued for distributions reinvested	342,883	1,593,000	284,909	208,112	1,523,547	600,549
Shares redeemed	(4,886,979)	(7,106,647)	(2,989,595)	(5,183,085)	(1,749,987)	(2,798,465)
Net increase in fund shares	3,642,272	14,043,303	2,341,734	7,505,351	2,125,372	3,720,614

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Small Company Fund		SA International HBtM Fund		SA International Small Company Fund
	Six Months Ended 12/31/06 (Unaudited)	Year Ended 6/30/06	Six Months Ended 12/31/06 (Unaudited)	Year Ended 6/30/06	Six Months Ended 12/31/06 (Unaudited)	Year Ended 6/30/06
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(434,897)	$(962,477)	$3,172,453	$8,600,404	$1,494,999	$1,348,797
Net realized gain on investments and foreign currency transactions	10,427,872	21,648,844	26,826,199	49,270,008	9,082,644	9,560,516
Net increase in unrealized appreciation	11,143,854	6,554,043	83,264,266	67,096,949	20,550,090	28,417,686
Net increase from operations	21,136,829	27,240,410	113,262,918	124,967,361	31,127,733	39,326,999
Distributions to shareholders from:
Net investment income	—	—	(11,393,626)	(6,642,581)	(3,592,639)	(2,019,908)
Net realized gains	(21,497,342)	(12,664,328)	(50,309,025)	(13,167,056)	(8,637,880)	(4,053,845)
Total distributions	(21,497,342)	(12,664,328)	(61,702,651)	(19,809,637)	(12,230,519)	(6,073,753)
Share transactions
Proceeds from sales of shares	30,305,866	63,895,029	70,056,729	159,862,702	23,969,160	55,237,525
Value of distributions reinvested	19,160,465	10,895,020	55,285,726	17,206,535	11,015,523	5,270,653
Cost of shares redeemed	(16,625,486)	(30,785,201)	(61,153,467)	(96,442,069)	(15,592,987)	(30,030,165)
Total share transactions	32,840,844	44,004,848	64,188,988	80,627,168	19,391,696	30,478,013
Total increase in net assets	32,480,331	58,580,930	115,749,255	185,784,892	38,288,910	63,731,259
NET ASSETS
Beginning of Period	247,218,113	188,637,183	586,221,927	400,437,035	205,373,464	141,642,205
End of Period	$279,698,444	$247,218,113	$701,971,182	$586,221,927	$243,662,374	$205,373,464
Undistributed/(overdistributed) net investment income (loss), end of period	$(434,897)	$—	$46,350	$8,267,523	$(1,444,982)	$652,658
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,598,972	3,395,783	4,115,202	10,694,812	1,166,614	2,904,438
Issued for distributions reinvested	1,025,172	606,627	3,193,861	1,190,763	510,687	285,518
Shares redeemed	(868,884)	(1,627,031)	(3,522,652)	(6,340,301)	(745,179)	(1,562,735)
Net increase in fund shares	1,755,260	2,375,379	3,786,411	5,545,274	932,122	1,627,221

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SA Fixed Income Fund
Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002

Net Asset Value, Beginning of Period	$9.91	$10.33	$10.10	$10.91	$10.21	$9.87
Income from Investment Operations:
Net investment income	0.11	0.19	0.26	0.24	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.17	(0.23)	0.22	(0.44)	0.72	0.34
Total from investment operations	0.28	(0.04)	0.48	(0.20)	1.03	0.64
Less Distributions:
Dividends from net investment income	(0.07)	(0.38)	(0.25)	(0.27)	(0.26)	(0.28)
Distributions from capital gains	—	—	—	(0.34)	(0.07)	(0.02)
Return of Capital	—	(0.00)*	—	—	—	—
Total distributions	(0.07)	(0.38)	(0.25)	(0.61)	(0.33)	(0.30)
Net asset value, end of period	$10.12	$9.91	$10.33	$10.10	$10.91	$10.21
Total return (1)	2.67%	(0.38)%	4.81%	(1.88)%	10.19%	6.59%
Net assets, end of period (000s)	$562,252	$514,888	$391,394	$279,474	$179,059	$116,022
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%	1.00%	0.89%	0.85%
Ratio of gross expenses to average net assets (2)(3)	1.29%	1.31%	1.33%	1.34%	1.40%	1.59%
Ratio of net investment income to average net assets (2)	1.89%	2.11%	2.65%	2.33%	3.00%	3.59%
Portfolio turnover rate	45%	90%	75%	83%	85%	77%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.09	$0.17	$0.23	$0.20	$0.27	$0.24

*  Amount rounds to less than $(0.005)

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$11.47	$10.69	$10.12	$8.54	$8.57	$10.26
Income from Investment Operations:
Net investment income	0.05	0.08	0.09	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.26	0.77	0.55	1.59	(0.04)	(1.69)
Total from investment operations	1.31	0.85	0.64	1.63	0.01	(1.66)
Less Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.09)	(0.07)	(0.07)	(0.05)	(0.04)	(0.03)
Net asset value, end of period	$12.69	$11.47	$10.69	$10.12	$8.54	$8.57
Total return (1)	11.40%	7.95%	6.35%	19.12%	0.17%	(16.20)%
Net assets, end of period (000s)	$578,877	$496,305	$382,245	$289,473	$160,569	$108,053
Ratio of net expenses to average net assets (2)	1.08%	1.08%	1.08%	1.08%	0.97%	0.92%
Ratio of gross expenses to average net assets (2)(3)	1.15%	1.18%	1.21%	1.24%	1.38%	1.52%
Ratio of net investment income to average net assets (2)	0.85%	0.73%	0.89%	0.52%	0.67%	0.43%
Portfolio turnover rate	0%*	0%*	1%	1%	2%	1%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.05	$0.07	$0.08	$0.03	$0.02	$(0.01)

*  Amount Rounds to less than 0.5%.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. HBtM Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$13.27	$11.99	$10.79	$8.70	$8.75	$11.02
Income from Investment Operations:
Net investment income	0.05	0.07	0.03	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments	1.35	1.64	1.31	2.09	(0.06)	(2.24)
Total from investment operations	1.40	1.71	1.34	2.12	(0.03)	(2.23)
Less Distributions:
Dividends from net investment income	(0.07)	(0.05)	(0.03)	(0.03)	(0.02)	(0.04)
Distributions from capital gains	(0.94)	(0.38)	(0.11)	—	—	—
Total distributions	(1.01)	(0.43)	(0.14)	(0.03)	(0.02)	(0.04)
Net asset value, end of period	$13.66	$13.27	$11.99	$10.79	$8.70	$8.75
Total return (1)	10.61%	14.52%	12.50%	24.46%	(0.27)%	(20.31)%
Net assets, end of period (000s)	$333,020	$295,222	$222,113	$164,555	$88,552	$57,664
Ratio of net expenses to average net assets (2)	1.13%	1.13%	1.13%	1.13%	1.08%	1.05%
Ratio of gross expenses to average net assets (2)(3)	1.39%	1.42%	1.45%	1.51%	1.75%	1.92%
Ratio of net investment income to average net assets (2)	0.68%	0.57%	0.30%	0.35%	0.47%	0.23%
Portfolio turnover rate	6%	12%	5%	9%	7%	3%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.03	$0.03	$(0.00)**	$(0.00)**	$(0.02)	$(0.04)

**  Amount rounds to less than ($0.01).

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$18.83	$17.54	$16.24	$12.15	$12.24	$13.68
Income from Investment Operations:
Net investment loss	(0.03)	(0.07)	(0.06)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	1.54	2.46	1.36	4.14	(0.06)	(1.39)
Total from investment operations	1.51	2.39	1.30	4.09	(0.09)	(1.44)
Less Distributions:
Distributions from capital gains	(1.55)	(1.10)	—	—	—	—
Total distributions	(1.55)	(1.10)	—	—	—	—
Net asset value, end of period	$18.79	$18.83	$17.54	$16.24	$12.15	$12.24
Total return (1)	8.08%	13.92%	8.00%	33.66%	(0.74)%	(10.52)%
Net assets, end of period (000s)	$279,698	$247,218	$188,637	$143,032	$76,150	$53,854
Ratio of net expenses to average net assets (2)	1.28%	1.28%	1.28%	1.28%	1.26%	1.25%
Ratio of gross expenses to average net assets(2) (3)	1.55%	1.60%	1.68%	1.74%	2.11%	2.38%
Ratio of net investment loss to average net assets(2)	(0.33)%	(0.43)%	(0.41)%	(0.44)%	(0.38)%	(0.51)%
Portfolio turnover rate	5%	13%	9%	6%	7%	5%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been (3)	$(0.05)	$(0.13)	$(0.12)	$(0.11)	$(0.11)	$(0.15)

(1)  Periods less then one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International HBtM Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$16.01	$12.89	$11.18		$8.19		$8.54	$9.41
Income from Investment Operations:
Net investment income	0.08	0.23	0.16		0.08		0.07	0.03
Net realized and unrealized gain (loss) on investments	2.96	3.48	1.63		3.00		(0.38)	(0.79)
Total from investment operations	3.04	3.71	1.79		3.08		(0.31)	(0.76)
Less Distributions:
Dividends from net investment income	(0.31)	(0.20)	(0.08)		(0.09)		(0.04)	(0.07)
Distributions from capital gains	(1.36)	(0.39)	—		—		—	(0.04)
Total distributions	(1.67)	(0.59)	(0.08)		(0.09)		(0.04)	(0.11)
Net asset value, end of period	$17.38	$16.01	$12.89		$11.18		$8.19	$8.54
Total return (1)	18.92%	29.29%	16.06%		37.76%		(3.51)%	(8.08)%
Net assets, end of period (000s)	$701,971	$586,222	$400,437		$285,902		$154,892	$124,215
Ratio of net expenses to average net assets (2)	1.31%	1.35%	1.38%		1.53%		1.47%	1.45%
Ratio of gross expenses to average net assets (2)(3)	1.49%	1.53%	1.56	%(5)	1.71	%(4)	1.71%	1.80%
Ratio of net investment income to average net assets (2)	0.99%	1.69%	1.50%		0.94%		1.18%	0.91%
Portfolio turnover rate	9%	23%	11%		12%		13%	3%
Without giving effect to the voluntary expense limitations described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.07	$0.20	$0.14		$0.07		$0.07	$0.02

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $265,139 of expense recapture by Manager, an increase of 0.12% on a annualized basis.

(5)  Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.01% on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004		Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$19.99	$16.38		$14.11		$9.85		$9.16	$9.18
Income from Investment Operations:
Net investment income	0.14	0.14		0.12		0.16		0.04	0.01
Net realized and unrealized gain on investments	2.76	4.13		2.35		4.18		0.70	0.03
Total from investment operations	2.90	4.27		2.47		4.34		0.74	0.04
Less Distributions:
Dividends from net investment income	(0.34)	(0.22)		(0.17)		(0.08)		(0.05)	(0.06)
Distributions from capital gains	(0.81)	(0.44)		(0.03)		—		—	—
Total distributions	(1.15)	(0.66)		(0.20)		(0.08)		(0.05)	(0.06)
Net asset value, end of period	$21.74	$19.99		$16.38		$14.11		$9.85	$9.16
Total return (1)	14.52%	26.36%		17.58%		44.21%		8.16%	0.47%
Net assets, end of period (000s)	$243,662	$205,373		$141,642		$101,889		$54,466	$39,293
Ratio of net expenses to average net assets (2)+	1.14%	1.26%		1.28%		1.28%		1.28%	1.28%
Ratio of gross expenses to average net assets (2)(3)+	1.14%	1.26	%(6)	1.28	%(5)	1.31	%(4)	1.62%	1.92%
Ratio of net investment income to average net assets(2)	1.36%	0.75%		0.85%		1.35%		0.47%	0.39%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (7) (unaudited)+		0.56%		0.65%		0.70%		0.71%	0.71%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (8)+	0.56%	0.64%		0.69%		0.71%		0.71%	0.72%
Portfolio turnover rate	N/A	N/A		N/A		N/A		N/A	N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.14	$0.14		$0.12		$0.16		$0.01	$(0.01)

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

See Notes to Financial Statements.

SA International Small Company Fund

FINANCIAL HIGHLIGHTS (Continued)

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than 0.005% on a annualized basis.

(5)  Gross expenses include effect of $58,893 expense recapture by manager, an increase of less than 0.05% on a annualized basis.

(6)  Gross expenses include effect of $90,225 expense recapture by manager, an increase of less less than 0.04% on an annualized basis.

(7)  DFA Portfolio expense ratios are as of May 31, 2006, 2005, 2004, 2003, and 2002, respectively and are unaudited.

(8)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2006, 2005, 2004, 2003, 2002 and 2001 respectively.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

+  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund.

The financial statements for the DFA International Small Company Portfolio are included elsewhere in this report.

See Notes to Financial Statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited)

1.  Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following six Funds, each is a diversified mutual fund as defined in the 1940 Act.

SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Fixed Income Fund, which commenced operations on July 29, 1999.

Prior to October 30, 2000, the Funds offered two classes of shares — Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its' assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2006, SA International Small Company Fund held approximately 5.16% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

prices provided by pricing services approved by the Board of Trustees of the Trust. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the DFA International Small Company Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors LP ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Securities Lending — The Portfolios may lend their securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company ( "State Street"), acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

The Funds may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2006, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sell)	01/29/2007	18,659,138	$14,645,744	$14,696,196	$(50,452)
Danish Kroner (sell)	01/29/2007	149,766,392	$26,489,323	$26,542,939	$(53,616)
Euro Currency (sell)	01/29/2007	123,863,913	$163,388,888	$163,686,682	$(297,795)
Japanese Yen (sell)	01/29/2007	18,860,450,057	$159,906,145	$159,076,145	$830,000
Great British Pound (sell)	01/29/2007	2,789,039	$5,479,541	$5,463,805	$15,736
Swedish Krona (sell)	01/29/2007	356,023,207	$52,191,337	$52,172,500	$18,837
Swiss Franc (sell)	01/29/2007	56,826,398	$46,775,703	$46,718,336	$57,367
					$520,077

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

Distributions to Shareholders — Each Fund, excluding SA Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Fixed Income Fund declares and pays dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually. The component of accumulated earnings/(deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year June 30, 2007.

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is listed Canadian public company, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Fund	Sub-Advisory Fees
SA Fixed Income Fund	0.19%
SA U.S. Market Fund	0.05%
SA U.S. HBtM Fund	0.27%
SA U.S. Small Company Fund	0.38%
SA International HBtM Fund	0.38%

During the period ended December 31, 2006, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly. This waiver was allocated to each of the Funds based on each Fund's prorate portion of the gross aggregate sub-advisory fees. The fees shown in the above table are the contractual sub-advisory fees and do not include DFA's voluntary waiver of sub-advisory fees.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limit
SA Fixed Income Fund	1.00%
SA U.S. Market Fund	1.08%
SA U.S. HBtM Fund	1.13%
SA U.S. Small Company Fund	1.28%
SA International HBtM Fund	1.53%
SA International Small Company Fund	1.28%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

and waivers before payment of the relevant Fund's operating expenses for the current year. As of December 31, 2006, the following amounts are subject to this recapture through June 30, 2007, June 30, 2008 and June 30, 2009 respectively.

Fund	Expires June 30, 2007	Expires June 30, 2008	Expires June 30, 2009
SA Fixed Income Fund	$559,158	$791,403	$997,226
SA U.S. Market Fund	288,310	342,918	324,094
SA U.S. HBtM Fund	299,575	381,314	415,340
SA U.S. Small Company Fund	301,827	364,492	307,902
SA International HBtM Fund*	—	—	—
SA International Small Company Fund*	—	—	—

*  During the six months ended December 31, 2006, the Manager received all recoupment amounts available under the conditions stated above.

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $32,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Chairman of the Board receives an additional $3,000 per year.

Sub-Administration Fees — State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is caculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $750 million of net assets, plus .0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The Fee is then allocated to each Fund based on the relative net assets of each Fund.

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2006 were as follows:

	Purchases
	U.S. Government	Other
SA Fixed Income Fund	$6,955,755	$206,418,260
SA U.S. Market Fund	—	29,511,325
SA U.S. HBtM Fund	—	31,935,003
SA U.S. Small Company Fund	—	34,154,881
SA International HBtM Fund	—	66,769,167
SA International Small Company Fund	N/A	N/A
	Sales
	U.S. Government	Other
SA Fixed Income Fund	$30,350,849	$184,335,177
SA U.S. Market Fund	—	799,365
SA U.S. HBtM Fund	—	18,513,615
SA U.S. Small Company Fund	—	14,058,531
SA International HBtM Fund	—	58,564,922
SA International Small Company Fund	N/A	N/A

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2006 (Unaudited) (Continued)

N/A — Refer to the financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., elsewhere in this report.

4.  Subsequent Event

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has not yet completed an evaluation of the impact, if any, of adopting FIN 48 of the Trust's financial statements. The Securities and Exchange Commission will permit registered investment companies to delay implementation of FIN 48 until June 29, 2007.

In September 2006, FASB issued statement No. 157, "Fair Value Measurement" ("FAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has not yet completed their evaluation of the impact, if any, of adopting FAS 157 to the Trust's financial statements.

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser, Distributor and Loring Ward Securities Inc.; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 02/09/45	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992)	6	None

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 11/07/45	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (career consulting company) (since 1999); Senior Management Consultant, Lee Hecht Harrison (1999 - 2002); Instructor, Finance Department for U. C. Berkeley Extension (since 1998); President, U.S. Finance, Avco Financial Services, Inc. (1995 - 1998).	6	None

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 07/27/48	Trustee	Since April 1999	Mario Belotti Professor of Finance, Santa Clara University (since 1978).	6	Trustee, since February 2005, Masters' Select Funds Trust, (5 portfolios)

Robert Herrmann* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 08/27/62	President and Chief Executive Officer	Since April 2006	Chief Executive Officer of LWI Financial, Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003); and Senior Manager, Merrill, Lynch, Pierce, Fenner & Smith Incorporation (1987 to 2002).		N/A

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Gerard Melia* Loring Ward Group, Inc. 61 Broadway Suite 2220 New York, NY 10017 DOB: 07/06/65	Chief Financial and Accounting Officer and Treasurer	Since March 2006	Chief Financial Officer of LWI Financial, Inc., (since March 2006); Director, Americas Chief Financial Officer, Credit Suisse Asset Management (2004 to 2006); Director, Global Financial Controller, Credit Suisse Asset Management (2002 to 2004); Director of Finance, Credit Suisse Financial Services Division (2001 to 2002); and Director, Global Head of Global Expense Management (2001).		N/A

Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 10/16/45	Vice President and Chief Legal and Compliance Officer	Since February 2005	Vice President (since 2005); Litigation and Compliance Consultant/Expert Witness (2003 - 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (1999 - 2003).		N/A

Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 12/21/71	Secretary	Since June 6, 2006	Fund Administrator, LWI Financial Inc. (since 2005) Manager, Advisor Services Initiatives, LWI Financial Inc. (2004), Senior Regulatory Analyst, LWI Financial Inc. (2001 - 2004)		N/A

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has appointed a standing Audit Committee consisting of Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met two times during the six months ended December 31, 2006.

The Trust's Board of Trustees has appointed a standing Governance and Nominating Committee consisting of those Trustees who are not "interested persons." The Governance and Nominating Committee oversees the annual evaluation of the performance of the Board, the compensation of the Trustees and other similar duties related to the governance of the Trust. The Governance and Nominating Committee met one time during the six months ended December 31, 2006.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund's Expenses

Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment from July 1, 2006 through December 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA Fixed Income Fund

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,026.74	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

* Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 2.67% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Market Fund

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,113.97	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.50

* Expenses are equal to the Fund's annualized expense ratio of 1.08% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 11.40% after expenses

SA U.S. HBtM Fund

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,106.12	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.75

* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 10.61% after expenses

SA U.S. Small Company Fund

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,080.78	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 8.08% after expenses

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA International HBtM Fund

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,189.20	$7.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.67

* Expenses are equal to the Fund's annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 18.92% after expenses

SA International Small Company

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06-12/31/06
Actual	$1,000.00	$1,145.25	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80

* Expenses are equal to the Fund's annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses " in the Fund's Prospectus for an explanation of such agreement.

Fund's return during the period is 14.52% after expenses

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Portfolio and the Underlying Funds are reflected in the valuation of the Fund's investment in the DFA International Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the six months ended November 30, 2006, the total annual operating expenses of the DFA International Portfolio were 0.56% of its net assets.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

STRIPS  Separate Trading of Registered Interest and Principal of Securities

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†    See Note B to Financial Statements.

††    Securities have been fair valued. See Note B to Financial Statements.

**    Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2006

Financial Highlights

(A)    Computed using average shares outstanding.

(B)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

N/A  Does not apply to this fund.

All Statements and Schedules

-    Amounts designated as - are either zero or rounded to zero.

SEC  Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

  Six Months Ended November 30, 2006

EXPENSE TABLE

	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,090.20	0.55%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.31	0.55%	$2.79

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

NOVEMBER 30, 2006
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,780,620,096
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,177,906,953
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,089,552,885
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		665,617,582
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,306,689,500)		4,713,697,516
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $7,360,000 FNMA 5.50%, 05/01/36 valued at $6,907,088) to be repurchased at $6,808,924 (Cost $6,805,000)	$6,805	6,805,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,313,494,500^)		$4,720,502,516

^ The cost for federal income tax purposes is $3,313,822,370.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,697,553,456
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,156,824,903
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,039,774,459
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		649,819,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,253,915,455)		4,543,971,959
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $9,244,000 FHLMC 5.82%, 06/01/36 valued at $8,980,597) to be repurchased at $8,848,275 (Cost $8,847,000)	$8,847	8,847,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,262,762,455)		$4,552,818,959

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

(Amounts in thousands, except share amounts)
(Unaudited)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,713,698
Temporary Cash Investments at Value	6,805
Cash	15
Receivables:
Interest	3
Fund Shares Sold	4,883
Prepaid Expenses and Other Assets	49
Total Assets	4,725,453
LIABILITIES:
Payables:
Fund Shares Redeemed	2,859
Due to Advisor	1,551
Accrued Expenses and Other Liabilities	256
Total Liabilities	4,666
NET ASSETS	$4,720,787
SHARES OUTSTANDING $0.01 PAR VALUE (1)	244,552,437
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE	$19.30
Investments in Affiliated Investment Companies at Cost	$3,306,690
Temporary Cash Investments at Cost	$6,805
NET ASSETS CONSIST OF:
Paid-in Capital	$3,281,601
Accumulated Net Investment Income (Loss)	(19,074)
Accumulated Net Realized Gain (Loss) of Investment Securities	50,843
Accumulated Net Realized Foreign Exchange Gain (Loss)	269
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,407,008
Unrealized Net Foreign Exchange Gain (Loss)	140
NET ASSETS	$4,720,787
(1) NUMBER OF SHARES AUTHORIZED	350,000,000

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$4,543,972
Temporary Cash Investments at Value	8,847
Cash	16
Receivables:
Interest	1
Fund Shares Sold	733
Prepaid Expenses and Other Assets	31
Total Assets	4,553,600
LIABILITIES:
Payables:
Investment Securities Purchased	5,000
Fund Shares Redeemed	825
Due to Advisor	1,462
Accrued Expenses and Other Liabilities	242
Total Liabilities	7,529
NET ASSETS	$4,546,071
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	233,921,634
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.43
Investments in Affiliated Investment Companies at Cost	$3,253,915
Temporary Cash Investments at Cost	$8,847
NET ASSETS CONSIST OF:
Paid-In Capital	$3,087,351
Accumulated Net Investment Income (Loss)	11,888
Accumulated Net Realized Gain (Loss) of Investment Securities	156,711
Accumulated Net Realized Foreign Exchange Gain (Loss)	(124)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,290,057
Unrealized Net Foreign Exchange Gain (Loss)	188
NET ASSETS	$4,546,071
(1) NUMBER OF SHARES AUTHORIZED	350,000,000

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2006

(Amounts in thousands)

Investment Income
Net Investment Income Received from Affiliated Investment Companies: Dividends (Net of Foreign Taxes Withheld of $5,169)	$83,213
Interest	829
Income from Securities Lending	12,978
Expenses	(5,414)
Total Net Investment Income Received from Affiliated Investment Companies	91,606
Fund Investment Income:
Interest	296
Fund Expenses
Administrative Services Fees	15,012
Accounting & Transfer Agent Fees	68
Legal Fees	39
Audit Fees	6
Filing Fees	184
Shareholders' Reports	94
Directors'/Trustees' Fees & Expenses	50
Other	30
Total Expenses	15,483
Net Investment Income (Loss)	76,419
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	164,696
Net Realized Gain (Loss) on Foreign Currency Transactions	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	653,248
Translation of Foreign Currency Denominated Amounts	329
Net Realized and Unrealized Gain (Loss)	818,149
Net Increase (Decrease) in Net Assets Resulting from Operations	$894,568

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,419	$45,170
Net Realized Gain (Loss) on Investment Securities Sold	164,696	140,209
Net Realized Gain (Loss) on Foreign Currency Transactions	(124)	(1,001)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	653,248	200,422
Translation of Foreign Currency Denominated Amounts	329	(422)
Net Increase (Decrease) in Net Assets Resulting from Operations	894,568	384,378
Distributions From:
Net Investment Income	(72,041)	(40,592)
Net Short-Term Gains	(13,690)	(2,774)
Net Long-Term Gains	(118,813)	(37,025)
Total Distributions	(204,544)	(80,391)
Capital Share Transactions (1):
Shares Issued	1,415,453	916,879
Shares Issued in Lieu of Cash Distributions	194,947	76,094
Shares Redeemed	(479,584)	(229,913)
Net Increase (Decrease) from Capital Share Transactions	1,130,816	763,060
Total Increase (Decrease) in Net Assets	1,820,840	1,067,047
Net Assets
Beginning of Period	2,725,231	1,658,184
End of Period	$4,546,071	$2,725,231

(1) Shares Issued and Redeemed:
Shares Issued	80,962	60,778
Shares Issued in Lieu of Cash Distributions	11,924	5,344
Shares Redeemed	(27,283)	(15,206)
	65,603	50,916

Accumulated Net Investment Income (Loss)	$11,888	$9,687

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.19	$14.12	$11.00	$7.41	$7.67
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.31	(A)	0.22	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	4.02	2.38	3.24	3.57	(0.25)
Total From Investment Operations	4.38	2.69	3.46	3.73	(0.11)
Less Distributions
Net Investment Income	(0.36)	(0.29)	(0.34)	(0.14)	(0.15)
Net Realized Gains	(0.78)	(0.33)	—	—	—
Total Distributions	(1.14)	(0.62)	(0.34)	(0.14)	(0.15)
Net Asset Value, End of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Total Return	28.51%	19.74%	32.10%	51.28%	(1.39)%
Net Assets, End of Period (thousands)	$4,546,071	$2,725,231	$1,658,184	$909,887	$464,578
Ratio of Expenses to Average Net Assets(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.05%	1.82%	1.97%	1.83%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2006

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-three operational portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in four Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/06
International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	87%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	91%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equtiy Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

4.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. The Portfolios will adopt FIN 48 effective December 1, 2007.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

For the year ended November 30, 2006, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the

Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2006, there were no fees waived subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2006, the total related amounts paid by the Fund to the CCO were $129 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2006, the total liability for deferred compensation to Directors/Trustees was $73 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
	$9,202	$(2,177)	$(7,025)
The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$43,366	$37,025	$80,391
2006	90,178	123,568	213,746

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$4,447	$4,755	$9,202

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$59,885	$129,162	$189,047

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$20,170	$6,396

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$3,283,260	$1,368,466	$(98,907)	$1,269,559

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2006.

2.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 27, 2007. For the year ended November 30, 2006, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.18%	$6,410	11	$10	$27,371

There were no outstanding borrowings by the Portfolio under the line of credit at November 30, 2006.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2006.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Other:

At November 30, 2006, there were two shareholders that held approximately 52% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio
and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2006

EXPENSE TABLES

The Japanese Small Company Series	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$904.30	0.14%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,198.90	0.16%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.16%	$0.81

The United Kingdom Small Company Series	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,212.80	0.13%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.42	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,144.60	0.14%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The Japanese Small Company Series	22.2%	9.9%	1.1%	9.3%	3.6%	28.5%	13.3%	11.0%	0.0%	0.2%	0.7%	0.2%	100.0%
The Asia Pacific Small Company Series	21.3%	4.9%	5.9%	14.7%	6.4%	20.2%	6.1%	16.2%	0.5%	1.1%	2.5%	0.2%	100.0%
The United Kingdom Small Company Series	19.3%	4.2%	7.0%	19.5%	2.7%	32.0%	10.0%	3.4%	0.0%	0.8%	1.1%	0.0%	100.0%
The Continental Small Company Series	16.3%	6.4%	3.4%	16.5%	8.5%	26.0%	10.6%	8.7%	0.4%	0.6%	2.2%	0.4%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (76.1%)
Consumer Discretionary — (16.8%)
# Akebono Brake Industry Co., Ltd.	353,000	$3,413,079	0.2%
# Gigas K's Denki Corp.	137,572	4,027,006	0.3%
# Kayaba Industry Co., Ltd.	709,000	3,739,776	0.3%
#* Matsuzakaya Holdings Co., Ltd.	529,077	3,752,288	0.3%
Nippon Seiki Co., Ltd.	170,000	3,978,111	0.3%
Nishimatsuya Chain Co., Ltd.	179,400	3,377,493	0.2%
# Resorttrust, Inc.	136,640	3,599,507	0.3%
# Right On Co., Ltd.	93,725	3,628,716	0.3%
# Sanrio Co., Ltd.	268,400	4,031,627	0.3%
Tokyo Style Co., Ltd.	326,000	3,521,744	0.3%
# Yoshinoya D&C Co., Ltd.	2,118	3,382,230	0.2%
# Zenrin Co., Ltd.	122,400	3,586,977	0.3%
Other Securities		267,374,785	18.5%
Total Consumer Discretionary		311,413,339	21.8%
Consumer Staples — (7.6%)
# Kagome Co., Ltd.	272,200	3,808,150	0.3%
Katokichi Co., Ltd.	475,200	3,852,549	0.3%
# Sugi Pharmacy Co., Ltd.	190,100	3,498,966	0.3%
The Nisshin Oillio Group, Ltd.	552,000	3,585,634	0.3%
Other Securities		127,147,365	8.8%
Total Consumer Staples		141,892,664	10.0%
Energy — (0.9%)
Total Energy		15,711,647	1.1%
Financials — (6.9%)
The Bank of Iwate, Ltd.	61,200	3,421,596	0.2%
Other Securities		124,147,299	8.7%
Total Financials		127,568,895	8.9%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	3,674,783	0.3%
# Nipro Corp.	193,000	3,530,838	0.3%
# Rohto Pharmaceutical Co., Ltd.	370,000	3,932,245	0.3%
Other Securities		40,675,866	2.7%
Total Health Care		51,813,732	3.6%
Industrials — (22.1%)
Central Glass Co., Ltd.	617,000	3,531,989	0.3%
Hitachi Transport System, Ltd.	358,000	3,740,191	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	3,436,100	0.2%
Japan Airport Terminal Co., Ltd.	305,700	3,572,506	0.3%
JFE Shoji Holdings, Inc.	754,000	3,639,537	0.3%
Kyowa Exeo Corp.	354,000	3,602,271	0.3%
# Makino Milling Machine Co., Ltd.	345,000	4,088,603	0.3%
# Meitec Corp.	115,600	3,503,513	0.3%
Nissan Diesel Motor Co., Ltd.	1,167,000	3,899,152	0.3%
Okamura Corp.	341,000	3,631,534	0.3%
Okumura Corp.	724,000	3,569,240	0.3%
Ryobi, Ltd.	519,000	4,471,679	0.3%
Tsubakimoto Chain Co.	609,000	3,604,470	0.3%
Other Securities		362,173,668	25.0%
Total Industrials		410,464,453	28.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.7%)
# Capcom Co., Ltd.	191,700	$3,442,088	0.2%
Hitachi Kokusai Electric, Inc.	319,000	3,980,937	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	3,492,198	0.3%
# Mitsumi Electric Co., Ltd.	228,000	5,008,599	0.4%
Nippon Chemi-Con Corp.	411,000	3,512,156	0.3%
Star Micronics Co., Ltd.	174,000	3,477,886	0.3%
# Sumisho Computer Systems Corp.	160,100	3,667,627	0.3%
# TIS, Inc.	145,000	3,432,356	0.2%
Other Securities		150,223,297	10.3%
Total Information Technology		180,237,144	12.6%
Materials — (8.7%)
Adeka Corp.	332,000	3,458,300	0.2%
Nifco, Inc.	171,000	3,927,035	0.3%
Nihon Parkerizing Co., Ltd.	204,000	3,643,834	0.3%
Nippon Paint Co., Ltd.	798,000	4,189,476	0.3%
NOF Corp.	660,000	3,624,251	0.3%
# Sanyo Special Steel Co., Ltd.	533,000	3,604,872	0.3%
Shin-Etsu Polymer Co., Ltd.	246,100	3,436,220	0.2%
Toho Zinc Co., Ltd.	436,000	4,144,365	0.3%
# Tokai Carbon Co., Ltd.	651,360	4,622,321	0.3%
Other Securities		127,211,481	8.9%
Total Materials		161,862,155	11.4%
Other — (0.0%)
Total Other		4,008	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,506,712	0.2%
Utilities — (0.5%)
Total Utilities		9,636,870	0.7%
TOTAL COMMON STOCKS		1,413,111,619	99.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $22,277,000 FNMA 5.50%, 04/01/26, valued at $20,716,298) to be repurchased at $20,427,655	$20,410	20,410,000	1.4%
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (22.8%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,600,154 FHLMC 5.000%, 04/15/34, valued at $1,595,429) to be repurchased at $1,564,839	1,564	1,563,915	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.30%, 01/02/07 (Collateralized by $341,956,282 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 09/01/17 to 11/01/36, valued at $245,284,500) to be repurchased at $240,616,613	240,475	240,475,000	16.9%
@ Repurchase Agreement, UBS Warburg LLC 5.32%, 01/02/07 (Collateralized by $247,529,336 FHLMC 6.000%, 06/01/32 & 6.500%, 10/01/36 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 03/01/19 to 08/01/36, valued at $185,642,742) to be repurchased at $182,107,582	182,000	182,000,000	12.8%
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		424,038,915	29.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,824,666,565)^		$1,857,560,534	130.3%

  ^  The cost for federal income tax purposes is $1,827,677,302.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (43.2%)
COMMON STOCKS — (43.1%)
# Adelaide Bank, Ltd.	428,992	$4,207,846	0.6%
Adelaide Brighton, Ltd.	2,191,287	4,849,668	0.6%
# Ansell, Ltd.	602,086	5,339,943	0.7%
#* Austar United Communications, Ltd.	5,032,941	5,236,017	0.7%
# Australian Pipeline Trust	1,291,069	4,268,475	0.6%
#* Australian Worldwide Exploration, Ltd.	1,801,281	4,325,720	0.6%
# AWB, Ltd.	1,431,330	3,478,808	0.5%
# Bank of Queensland, Ltd.	416,079	5,107,285	0.7%
# Beach Petroleum, Ltd.	3,190,914	3,696,714	0.5%
# Bendigo Bank, Ltd.	381,292	4,187,867	0.6%
# Cabcharge Australia, Ltd.	465,709	3,420,590	0.5%
# Campbell Brothers, Ltd.	211,161	3,791,072	0.5%
Coates Hire, Ltd.	1,064,671	4,898,375	0.6%
# ConnectEast Group	4,986,230	5,620,212	0.7%
# Corporate Express Australia, Ltd.	712,055	3,368,529	0.4%
# DUET Group	1,741,647	3,992,147	0.5%
# FKP, Ltd.	839,182	4,347,492	0.6%
Flight Centre, Ltd.	350,031	4,654,299	0.6%
Futuris Corp., Ltd.	2,840,292	4,400,317	0.6%
Gunns, Ltd.	1,408,588	3,280,971	0.4%
GWA International, Ltd.	1,110,557	3,305,312	0.4%
#* Hardman Resources, Ltd.	2,750,141	4,515,296	0.6%
# Healthscope, Ltd.	943,956	4,002,831	0.5%
# Iluka Resources, Ltd.	899,326	4,707,170	0.6%
# Incitec Pivot, Ltd.	226,180	6,286,489	0.8%
# Jones (David), Ltd.	1,777,508	5,830,910	0.8%
# Jubilee Mines NL	494,194	6,134,366	0.8%
# Kagara Zinc, Ltd.	793,205	4,353,930	0.6%
New Hope Corp., Ltd.	3,071,157	3,431,297	0.5%
Pacific Brands, Ltd.	2,047,113	4,211,145	0.6%
Paperlinx, Ltd.	1,762,482	5,444,994	0.7%
# Primary Health Care, Ltd.	508,734	5,338,595	0.7%
# Ramsay Health Care, Ltd.	430,216	3,847,501	0.5%
Reece Australia, Ltd.	251,463	3,925,625	0.5%
Rural Press, Ltd.	487,796	5,074,419	0.7%
#* Sino Gold, Ltd.	618,783	3,558,849	0.5%
Smorgon Steel Group, Ltd.	3,274,819	4,804,050	0.6%
# Southern Cross Broadcasting (Australia), Ltd.	259,672	3,266,509	0.4%
# Sunland Group, Ltd.	1,189,741	3,378,671	0.4%
# Ten Network Holdings, Ltd.	1,658,273	4,293,360	0.6%
Transfield Services, Ltd.	768,280	5,810,694	0.8%
# United Group, Ltd.	393,438	4,327,457	0.6%
Other Securities		260,503,117	33.2%
TOTAL COMMON STOCKS		446,824,934	57.9%
PREFERRED STOCKS — (0.1%)
Other Securities		741,664	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		140,046	0.0%
TOTAL — AUSTRALIA		447,706,644	58.0%
CANADA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		6,036	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.3%)
COMMON STOCKS — (20.3%)
* China Insurance International Holdings Co., Ltd.	3,512,000	$4,425,565	0.6%
* CITIC Resources Holdings, Ltd.	11,390,000	3,316,403	0.4%
# COFCO International, Ltd.	4,150,000	4,187,583	0.6%
First Pacific Co., Ltd.	6,992,000	3,623,678	0.5%
# Li Ning Co., Ltd.	2,733,000	4,369,728	0.6%
Prime Success International Group, Ltd.	4,328,000	4,015,489	0.5%
Vtech Holdings, Ltd.	588,000	3,621,625	0.5%
Other Securities		183,281,972	23.6%
TOTAL COMMON STOCKS		210,842,043	27.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		82,950	0.0%
TOTAL — HONG KONG		210,924,993	27.3%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,656	0.0%
NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		27,930,870	3.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,433	0.0%
TOTAL — NEW ZEALAND		27,959,303	3.6%
SINGAPORE — (7.2%)
COMMON STOCKS — (7.1%)
# Labroy Marine, Ltd.	3,343,000	4,089,662	0.5%
Other Securities		69,824,240	9.1%
TOTAL COMMON STOCKS		73,913,902	9.6%
RIGHTS/WARRANTS — (0.1%)
Other Securities		514,322	0.1%
TOTAL — SINGAPORE		74,428,224	9.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $3,172,000 FNMA 5.50%, 05/01/36, valued at $2,976,805) to be repurchased at $2,933,691	$2,932	2,932,000	0.4%
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (26.3%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,012,484 FHLMC 5.000%, 04/15/34, valued at $1,009,494) to be repurchased at $990,139	990	989,554	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.30%, 01/02/07 (Collateralized by $343,248,768 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/17 to 12/01/36, valued at $277,848,001) to be repurchased at $272,560,413	272,400	272,400,000	35.3%
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		273,389,554	35.4%
TOTAL INVESTMENTS — (100.0%) (Cost $868,878,303)^		$1,037,350,410	134.4%

  ^  The cost for federal income tax purposes is $868,928,189.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (98.6%)
Consumer Discretionary — (18.7%)
Bellway P.L.C.	298,107	$8,991,256	0.8%
Bovis Homes Group P.L.C.	449,404	9,511,688	0.8%
First Choice Holidays P.L.C.	1,764,534	9,803,459	0.8%
Greene King P.L.C.	411,407	9,143,546	0.8%
* MyTravel Group P.L.C.	1,643,447	7,209,570	0.6%
Redrow P.L.C.	580,644	8,104,478	0.7%
Taylor Nelson Sofres P.L.C.	1,605,792	6,305,446	0.5%
Wetherspoon (J.D.) P.L.C.	552,111	7,506,094	0.6%
Other Securities		148,970,058	12.8%
Total Consumer Discretionary		215,545,595	18.4%
Consumer Staples — (4.4%)
Wolverhampton & Dudley Breweries P.L.C.	284,926	10,071,248	0.9%
Other Securities		41,307,029	3.5%
Total Consumer Staples		51,378,277	4.4%
Energy — (6.9%)
Burren Energy P.L.C.	421,226	7,269,792	0.6%
* Dana Petroleum P.L.C.	320,462	7,842,408	0.7%
Expro International Group P.L.C.	393,461	6,787,924	0.6%
* Premier Oil P.L.C.	302,132	7,317,754	0.6%
*# Soco International P.L.C.	286,453	7,734,354	0.7%
* Venture Production P.L.C.	434,519	7,488,948	0.6%
Wood Group (John) P.L.C.	1,504,358	7,690,104	0.7%
Other Securities		27,525,183	2.3%
Total Energy		79,656,467	6.8%
Financials — (19.9%)
Aberdeen Asset Management P.L.C.	2,223,016	8,248,808	0.7%
Brit Insurance Holdings P.L.C.	1,252,614	7,723,155	0.7%
Brixton P.L.C.	952,536	10,709,078	0.9%
Capital & Regional P.L.C.	275,300	8,287,597	0.7%
Countrywide P.L.C.	628,110	6,629,470	0.6%
Derwent Valley Holdings P.L.C.	224,683	9,198,266	0.8%
F&C Asset Management P.L.C.	1,670,683	6,875,957	0.6%
Great Portland Estates P.L.C.	722,131	9,782,175	0.8%
* Henderson Group P.L.C.	3,396,725	9,132,872	0.8%
Hiscox, Ltd.	1,606,168	8,799,207	0.7%
London Merchant Securities P.L.C.	1,425,531	8,523,731	0.7%
Shaftesbury P.L.C.	572,839	8,771,744	0.7%
Workspace Group P.L.C.	663,597	6,437,743	0.5%
Other Securities		121,082,830	10.4%
Total Financials		230,202,633	19.6%
Health Care — (2.8%)
Total Health Care		32,821,439	2.8%
Industrials — (31.4%)
Aggreko P.L.C.	997,269	8,495,209	0.7%
Arriva P.L.C.	577,614	8,606,774	0.7%
Carillion P.L.C.	1,066,439	8,272,239	0.7%
* Charter P.L.C.	561,590	9,916,582	0.8%
Cookson Group P.L.C.	694,799	8,517,947	0.7%
Davis Service Group P.L.C.	645,338	6,358,045	0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
De La Rue P.L.C.	650,686	$8,188,084	0.7%
* easyJet P.L.C.	831,000	9,949,066	0.9%
Forth Ports P.L.C.	171,300	7,216,767	0.6%
Go-Ahead Group P.L.C.	167,245	7,761,228	0.7%
Homeserve P.L.C.	238,474	8,809,790	0.8%
Intertek Group P.L.C.	512,085	8,338,052	0.7%
* Invensys P.L.C.	1,762,962	9,456,884	0.8%
Michael Page International P.L.C.	1,224,495	10,814,779	0.9%
* Regus Group P.L.C.	3,628,946	8,824,039	0.8%
SIG P.L.C.	445,720	8,969,933	0.8%
Weir Group P.L.C.	772,550	8,063,684	0.7%
Other Securities		216,232,106	18.5%
Total Industrials		362,791,208	31.0%
Information Technology — (10.2%)
Electrocomponents P.L.C.	1,319,110	7,548,042	0.6%
Halma P.L.C.	1,554,692	7,009,280	0.6%
Misys P.L.C.	1,682,514	7,101,907	0.6%
Spectris P.L.C.	508,179	7,778,309	0.7%
Other Securities		88,239,062	7.5%
Total Information Technology		117,676,600	10.0%
Materials — (3.4%)
Total Materials		38,943,769	3.3%
Other — (0.0%)
Total Other		19,605	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		9,014,537	0.8%
Utilities — (0.1%)
Total Utilities		1,429,919	0.1%
TOTAL COMMON STOCKS		1,139,480,049	97.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		20,733	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $9,109,000 FNMA 5.50%, 05/01/36, valued at $8,548,460) to be repurchased at $8,426,857	$8,422	8,422,000	0.7%
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (0.7%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,008,041 FHLMC 5.000%, 04/15/34, valued at $1,005,065) to be repurchased at $985,794	985	985,212	0.1%
@ Repurchase Agreement, Merrill Lynch 5.33%, 01/02/07 (Collateralized by $11,120,000 FNMA 5.000%, 01/01/19, valued at $6,436,132) to be repurchased at $6,313,076	6,309	6,309,339	0.6%
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		7,294,551	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $710,016,219)^		$1,155,217,333	98.6%

  ^  The cost for federal income tax purposes is $710,025,259.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
Boehler-Uddeholm AG	104,608	$7,310,260	0.4%
Other Securities		36,568,722	1.8%
TOTAL — AUSTRIA		43,878,982	2.2%
BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
Ackermans & Van Haaren SA	74,360	6,172,625	0.3%
Other Securities		60,103,862	3.1%
TOTAL — BELGIUM		66,276,487	3.4%
DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
Other Securities		82,724,351	4.2%
FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
# Huhtamaki Oyj	322,600	6,318,052	0.3%
KCI Konecranes Oyj	255,800	7,503,405	0.4%
Nokian Renkaat Oyj	379,540	7,751,827	0.4%
Uponor Oyj Series A	203,800	7,596,647	0.4%
Other Securities		87,389,798	4.4%
TOTAL — FINLAND		116,559,729	5.9%
FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
*# Compagnie Generale de Geophysique SA	37,105	8,009,184	0.4%
Fimalac SA	104,204	9,981,746	0.5%
Nexans SA	78,576	10,008,979	0.5%
SCOR SA	2,821,430	8,330,899	0.4%
Somfy SA	22,900	6,188,995	0.3%
Other Securities		196,895,310	10.1%
TOTAL COMMON STOCKS		239,415,113	12.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		195,046	0.0%
TOTAL — FRANCE		239,610,159	12.2%
GERMANY — (12.0%)
COMMON STOCKS — (12.0%)
Bilfinger Berger AG	136,777	9,958,588	0.5%
*# Conergy AG	94,598	5,994,008	0.3%
# K&S AG	55,500	6,001,245	0.3%
* MTU Aero Engines Holding AG	144,740	6,786,493	0.4%
*# QIAGEN NV	481,837	7,411,160	0.4%
Rhoen-Klinikum AG	149,004	7,124,324	0.4%
Stada Arzneimittel AG	164,610	9,387,220	0.5%
United Internet AG	371,216	6,061,916	0.3%
* Wincor Nixdorf AG	58,800	9,022,656	0.5%
Other Securities		205,326,142	10.3%
TOTAL — GERMANY		273,073,752	13.9%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		$83,668,704	4.2%
IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
DCC P.L.C.	324,316	10,993,962	0.6%
FBD Holdings P.L.C.	132,521	7,199,157	0.4%
IAWS Group P.L.C.	368,887	9,420,395	0.5%
Other Securities		41,585,429	2.0%
TOTAL — IRELAND		69,198,943	3.5%
ITALY — (7.0%)
COMMON STOCKS — (7.0%)
Valentino Fashion Group SpA	150,000	6,134,341	0.3%
Other Securities		152,415,492	7.8%
TOTAL COMMON STOCKS		158,549,833	8.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		33,859	0.0%
TOTAL — ITALY		158,583,692	8.1%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aalberts Industries NV	74,143	6,395,448	0.3%
Boskalis Westminster NV	65,442	6,468,498	0.3%
*# Hagemeyer NV	1,695,607	8,570,230	0.4%
Nutreco Holding NV	100,349	6,544,442	0.3%
# USG People NV	139,492	6,075,555	0.3%
Other Securities		103,001,781	5.4%
TOTAL — NETHERLANDS		137,055,954	7.0%
NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
Prosafe ASA	441,900	6,253,378	0.3%
* TGS Nopec Geophysical Co. ASA	316,440	6,527,866	0.3%
Other Securities		67,797,402	3.5%
TOTAL — NORWAY		80,578,646	4.1%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		25,283,592	1.3%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		95,907,171	4.9%
SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
# Elekta AB Series B	317,200	6,663,246	0.3%
JM AB	291,468	7,044,024	0.4%
Kungsleden AB	432,600	6,625,423	0.3%
Meda AB Series A	216,475	8,732,098	0.5%
Other Securities		123,796,861	6.3%
TOTAL — SWEDEN		152,861,652	7.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (14.4%)
COMMON STOCKS — (14.4%)
* Actelion, Ltd.	57,965	$12,737,648	0.7%
Clariant AG	794,519	11,855,216	0.6%
Converium Holding AG	546,150	7,298,951	0.4%
Fischer (Georg) AG	11,518	7,446,571	0.4%
Kuoni Reisen Holding AG	13,794	7,376,683	0.4%
* Logitech International SA	247,190	7,117,383	0.4%
Lonza Group AG	129,327	11,147,312	0.6%
* Oerlikon Corp.	27,757	13,683,293	0.7%
Phonak Holding AG	133,842	10,620,615	0.5%
PSP Swiss Property AG	148,025	8,495,961	0.4%
Rieters Holdings AG	15,890	8,290,918	0.4%
Sig Holding AG	20,338	6,783,157	0.3%
Sika AG	8,623	13,335,826	0.7%
Sulzer AG	14,002	15,909,546	0.8%
Valiant Holding AG	60,231	6,763,850	0.3%
Other Securities		179,436,618	9.1%
TOTAL COMMON STOCKS		328,299,548	16.7%
PREFERRED STOCKS — (0.0%)
Other Securities		1,476,139	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,654	0.0%
TOTAL — SWITZERLAND		329,792,341	16.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $8,043,000 FNMA 5.50%, 05/01/36, valued at $7,548,058) to be repurchased at $7,440,288	$7,436	7,436,000	0.4%
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (14.1%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $314,569,365 FHLMC 6.000%, 12/01/36 & FNMA rates ranging from 5.500% to 6.000%, maturities ranging from 09/25/32 to 10/01/36, valued at $313,387,764) to be repurchased at $307,424,348	307,243	307,242,734	15.6%
@ Repurchase Agreement, UBS Warburg LLC 5.32%, 01/02/07 (Collateralized by $54,107,425 FHLMC 6.500%, 10/01/36 & FNMA 7.000%, 12/01/32 & 6.000%, 01/01/36, valued at $14,280,149) to be repurchased at $14,008,276	14,000	14,000,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		321,242,734	16.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,477,242,902)^		$2,283,732,889	116.2%

  ^  The total cost for federal income tax purposes is $1,477,243,858.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.0%)
Consumer Discretionary — (16.7%)
Exedy Corp.	129,400	$3,988,572	0.3%
Gigas K's Denki Corp.	137,572	3,768,182	0.3%
# Kayaba Industry Co., Ltd.	709,000	3,416,083	0.3%
#* Matsuzakaya Holdings Co., Ltd.	529,077	3,633,676	0.3%
Nippon Seiki Co., Ltd.	188,000	4,341,993	0.3%
Nishimatsuya Chain Co., Ltd.	179,400	3,474,133	0.3%
Nissin Kogyo Co., Ltd.	139,200	3,336,780	0.2%
# Resorttrust, Inc.	131,840	3,637,295	0.3%
# Right On Co., Ltd.	93,725	3,386,087	0.3%
# Sanrio Co., Ltd.	268,400	3,828,217	0.3%
Tokyo Style Co., Ltd.	313,000	3,396,013	0.3%
# Yoshinoya D&C Co., Ltd.	2,042	3,345,496	0.2%
# Zenrin Co., Ltd.	117,900	3,279,711	0.2%
Other Securities		258,345,028	18.4%
Total Consumer Discretionary		305,177,266	22.0%
Consumer Staples — (7.5%)
# Kagome Co., Ltd.	272,200	3,769,617	0.3%
Katokichi Co., Ltd.	475,200	3,500,253	0.3%
# Sugi Pharmacy Co., Ltd.	181,600	3,342,148	0.2%
Other Securities		126,980,697	9.1%
Total Consumer Staples		137,592,715	9.9%
Energy — (0.8%)
Total Energy		14,608,507	1.1%
Financials — (7.0%)
# The Aichi Bank, Ltd.	28,700	3,359,629	0.2%
Daibiru Corp.	301,000	3,362,878	0.2%
# Tokyu Livable, Inc.	44,100	3,330,352	0.2%
Other Securities		117,563,037	8.6%
Total Financials		127,615,896	9.2%
Health Care — (2.7%)
Mochida Pharmaceutical Co., Ltd.	412,000	3,405,541	0.3%
# Nipro Corp.	193,000	3,512,653	0.3%
# Rohto Pharmaceutical Co., Ltd.	344,000	3,650,069	0.3%
Other Securities		39,296,430	2.7%
Total Health Care		49,864,693	3.6%
Industrials — (21.4%)
Central Glass Co., Ltd.	617,000	3,574,544	0.3%
# Hitachi Plant Technologies, Ltd.	617,570	3,274,297	0.2%
Hitachi Transport System, Ltd.	345,000	3,674,460	0.3%
Japan Airport Terminal Co., Ltd.	305,700	3,451,923	0.3%
Makino Milling Machine Co., Ltd.	345,000	3,773,802	0.3%
# Meitec Corp.	115,600	3,677,433	0.3%
Miura Co., Ltd.	132,400	3,412,349	0.3%
Okamura Corp.	341,000	3,785,640	0.3%
Ryobi, Ltd.	519,000	4,171,557	0.3%
# Tadano, Ltd.	392,000	4,231,054	0.3%
# Tokyo Leasing Co., Ltd.	203,300	3,319,429	0.2%
Tsubakimoto Chain Co.	609,000	3,393,398	0.3%
# UFJ Central Leasing Co., Ltd.	69,000	3,424,326	0.3%
Other Securities		343,096,308	24.5%
Total Industrials		390,260,520	28.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (10.1%)
Canon Electronics, Inc.	88,000	$3,799,385	0.3%
# Hitachi Kokusai Electric, Inc.	319,000	3,730,441	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	3,620,441	0.3%
# Horiba, Ltd.	103,000	3,444,273	0.3%
Komatsu Electronics Metals Co., Ltd.	88,200	5,139,038	0.4%
# Mitsumi Electric Co., Ltd.	228,000	3,942,140	0.3%
Star Micronics Co., Ltd.	174,000	3,480,727	0.3%
# Sumisho Computer Systems Corp.	160,100	3,903,032	0.3%
# TIS, Inc.	145,000	3,462,009	0.3%
Other Securities		149,528,106	10.5%
Total Information Technology		184,049,592	13.3%
Materials — (8.2%)
Nifco, Inc.	171,000	3,685,499	0.3%
Nihon Parkerizing Co., Ltd.	204,000	3,636,805	0.3%
Nippon Paint Co., Ltd.	798,000	4,248,298	0.3%
NOF Corp.	633,000	3,396,847	0.2%
Shin-Etsu Polymer Co., Ltd.	243,000	3,318,969	0.2%
# Tokai Carbon Co., Ltd.	651,360	4,462,947	0.3%
Other Securities		127,528,736	9.2%
Total Materials		150,278,101	10.8%
Other — (0.0%)
Total Other		4,121	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,615,905	0.2%
Utilities — (0.5%)
Total Utilities		9,017,274	0.6%
TOTAL COMMON STOCKS		1,371,084,590	98.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $4,080,825 FHLMC 5.000%, 04/15/34, valued at $4,110,874) to be repurchased at $4,030,268	$4,030	4,029,674	0.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,902,115 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 05/01/11 to 11/01/36, valued at $237,124,500) to be repurchased at $232,509,290	232,475	232,475,000	16.8%
@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $67,150,000 FHLMC 5.500%, 11/01/22 & FNMA 5.000%, 01/01/19, valued at $29,176,296) to be repurchased at $28,607,517	28,603	28,603,298	2.0%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $38,115,000 FNMA 3.50%, 03/25/33, valued at $9,385,774) to be repurchased at $9,248,333	9,247	9,247,000	0.7%
@ Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $325,200,000 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 03/01/13 to 11/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 12/01/16 to 07/01/35, valued at $186,663,784) to be repurchased at $183,026,993	183,000	183,000,000	13.2%
TOTAL TEMPORARY CASH INVESTMENTS		457,354,972	33.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,792,819,457)		$1,828,439,562	131.9%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (41.9%)
COMMON STOCKS — (41.8%)
# ABB Grain, Ltd.	585,203	$3,210,410	0.4%
Adelaide Bank, Ltd.	428,992	4,409,561	0.6%
Adelaide Brighton, Ltd.	2,191,287	4,537,821	0.6%
# Ansell, Ltd.	602,086	5,549,323	0.7%
#* Austar United Communications, Ltd.	5,032,941	4,932,722	0.7%
# Australian Pipeline Trust	1,269,397	4,249,252	0.6%
#* Australian Worldwide Exploration, Ltd.	1,801,281	4,383,899	0.6%
# AWB, Ltd.	1,409,550	3,166,193	0.4%
# Bank of Queensland, Ltd.	416,079	5,044,300	0.7%
# Beach Petroleum, Ltd.	2,731,453	3,066,013	0.4%
# Bendigo Bank, Ltd.	381,292	4,233,055	0.6%
# Cabcharge Australia, Ltd.	454,438	3,242,899	0.4%
Campbell Brothers, Ltd.	208,178	3,483,932	0.5%
Coates Hire, Ltd.	1,064,671	4,656,879	0.6%
# ConnectEast Group	4,986,229	5,781,548	0.8%
# Corporate Express Australia, Ltd.	712,055	3,183,546	0.4%
DCA Group, Ltd.	1,820,485	4,924,641	0.7%
# DUET Group	1,491,647	3,433,340	0.5%
# FKP, Ltd.	839,181	4,092,398	0.6%
Flight Centre, Ltd.	350,031	4,647,591	0.6%
Futuris Corp., Ltd.	2,840,292	4,233,075	0.6%
# Great Southern Plantations, Ltd.	1,304,118	3,124,861	0.4%
# Gunns, Ltd.	1,354,811	3,108,397	0.4%
GWA International, Ltd.	1,110,557	3,294,168	0.4%
#* Hardman Resources, Ltd.	2,750,141	4,472,609	0.6%
# Healthscope, Ltd.	943,956	4,040,347	0.5%
# Iluka Resources, Ltd.	784,920	4,334,831	0.6%
# Incitec Pivot, Ltd.	226,180	6,126,204	0.8%
# Jones (David), Ltd.	1,777,508	5,340,585	0.7%
# Jubilee Mines NL	494,194	5,322,865	0.7%
#* Kagara Zinc, Ltd.	793,205	4,552,458	0.6%
Pacific Brands, Ltd.	2,047,113	4,293,548	0.6%
Paperlinx, Ltd.	1,762,482	5,484,488	0.7%
# Primary Health Care, Ltd.	508,734	5,120,806	0.7%
# Ramsay Health Care, Ltd.	430,216	3,743,977	0.5%
Reece Australia, Ltd.	251,463	3,968,775	0.5%
Rural Press, Ltd.	487,796	4,562,419	0.6%
Smorgon Steel Group, Ltd.	3,274,819	4,514,684	0.6%
# Southern Cross Broadcasting (Australia), Ltd.	259,672	3,271,459	0.4%
# Ten Network Holdings, Ltd.	1,658,273	4,515,694	0.6%
Transfield Services, Ltd.	768,280	5,483,036	0.7%
# United Group, Ltd.	393,438	4,325,763	0.6%
Other Securities		249,266,883	33.3%
TOTAL COMMON STOCKS		430,731,255	57.5%
PREFERRED STOCKS — (0.1%)
Other Securities		654,646	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		396,425	0.0%
TOTAL — AUSTRALIA		431,782,326	57.6%
CANADA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		4,527	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
* China Insurance International Holdings Co., Ltd.	3,512,000	$3,745,762	0.5%
# COFCO International, Ltd.	4,150,000	3,625,934	0.5%
# First Pacific Co., Ltd.	6,992,000	3,546,936	0.5%
Guangzhou Investment Co., Ltd.	15,476,000	3,881,090	0.5%
# Li Ning Co., Ltd.	2,733,000	3,636,949	0.5%
Prime Success International Group, Ltd.	4,328,000	3,605,424	0.5%
Vtech Holdings, Ltd.	588,000	3,697,774	0.5%
Other Securities		184,960,141	24.6%
TOTAL COMMON STOCKS		210,700,010	28.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		62,295	0.0%
TOTAL — HONG KONG		210,762,305	28.1%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,565	0.0%
NEW ZEALAND — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		25,495,203	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		66,200	0.0%
TOTAL — NEW ZEALAND		25,561,403	3.4%
SINGAPORE — (7.1%)
COMMON STOCKS — (7.1%)
# Labroy Marine, Ltd.	3,343,000	4,040,465	0.5%
Other Securities		68,706,988	9.2%
TOTAL COMMON STOCKS		72,747,453	9.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,172	0.1%
TOTAL — SINGAPORE		73,053,625	9.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (28.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $2,784,907 FHLMC 5.000%, 04/15/34, valued at $2,805,414) to be repurchased at $2,750,406	$2,750	2,750,000	0.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $363,449,316 FNMA, rates ranging from 4.000% to 9.500%, maturities ranging from 01/01/18 to 11/01/36, valued at $237,048,000) to be repurchased at $232,434,279	232,400	232,400,000	31.0%
@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $71,199,438 FHLMC 5.500%, 11/01/22 & FNMA 5.500%, 11/01/34, valued at $37,553,744) to be repurchased at $36,821,063	36,816	36,815,633	4.9%
@ Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $16,925,000 FNMA 6.500%, 09/01/36, valued at $17,145,540) to be repurchased at $16,807,578	16,805	16,805,095	2.2%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,706,000 FHLMC 5.82%, 06/01/36, valued at $1,657,388) to be repurchased at $1,632,235	1,632	1,632,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		290,402,728	38.7%
TOTAL INVESTMENTS — (100.0%) (Cost $877,926,438)		$1,031,570,479	137.6%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (19.2%)
Bellway P.L.C.	356,982	$10,259,284	0.9%
Bovis Homes Group P.L.C.	449,404	8,954,456	0.8%
First Choice Holidays P.L.C.	1,764,534	8,909,157	0.8%
Greene King P.L.C.	522,707	10,647,604	1.0%
* MyTravel Group P.L.C.	1,643,447	7,106,816	0.6%
Redrow P.L.C.	577,763	7,474,818	0.7%
Taylor Nelson Sofres P.L.C.	1,605,792	6,294,413	0.6%
Wetherspoon (J.D.) P.L.C.	552,111	7,034,605	0.6%
Other Securities		149,504,821	13.3%
Total Consumer Discretionary		216,185,974	19.3%
Consumer Staples — (4.2%)
Wolverhampton & Dudley Breweries P.L.C.	284,926	8,871,052	0.8%
Other Securities		38,371,512	3.4%
Total Consumer Staples		47,242,564	4.2%
Energy — (6.9%)
Burren Energy P.L.C.	421,226	7,610,677	0.7%
* Dana Petroleum P.L.C.	319,654	7,796,130	0.7%
* Premier Oil P.L.C.	295,932	7,867,209	0.7%
*# Soco International P.L.C.	277,409	7,366,892	0.7%
* Venture Production P.L.C.	434,519	7,305,206	0.6%
Wood Group (John) P.L.C.	1,504,358	6,971,929	0.6%
Other Securities		32,339,589	2.9%
Total Energy		77,257,632	6.9%
Financials — (19.3%)
Aberdeen Asset Management P.L.C.	2,223,016	7,531,385	0.7%
Brit Insurance Holdings P.L.C.	1,252,614	7,491,886	0.7%
Brixton P.L.C.	952,536	10,235,346	0.9%
Capital & Regional P.L.C.	275,300	7,242,259	0.6%
Collins Stewart Tullett P.L.C.	407,502	6,865,286	0.6%
Derwent Valley Holdings P.L.C.	224,683	8,427,441	0.8%
Great Portland Estates P.L.C.	722,131	8,713,179	0.8%
* Henderson Group P.L.C.	3,396,725	8,322,016	0.7%
Hiscox P.L.C.	1,606,168	8,351,028	0.7%
London Merchant Securities P.L.C.	1,425,531	7,871,493	0.7%
Shaftesbury P.L.C.	572,839	7,667,113	0.7%
Other Securities		128,500,326	11.5%
Total Financials		217,218,758	19.4%
Health Care — (2.7%)
Total Health Care		30,099,953	2.7%
Industrials — (31.8%)
Aggreko P.L.C.	979,669	7,595,866	0.7%
Arriva P.L.C.	577,614	7,916,086	0.7%
Carillion P.L.C.	1,066,439	8,061,777	0.7%
* Charter P.L.C.	561,590	9,588,551	0.9%
Cookson Group P.L.C.	694,799	8,116,894	0.7%
Davis Service Group P.L.C.	645,338	6,469,953	0.6%
De La Rue P.L.C.	632,781	7,999,202	0.7%
* easyJet P.L.C.	1,032,000	12,100,378	1.1%
Enodis P.L.C.	1,616,238	6,519,159	0.6%
Forth Ports P.L.C.	171,300	6,793,929	0.6%
Go-Ahead Group P.L.C.	167,245	6,980,692	0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Homeserve P.L.C.	238,474	$8,489,111	0.8%
Intertek Group P.L.C.	512,085	7,791,522	0.7%
* Invensys P.L.C.	1,929,073	9,948,540	0.9%
Laing (John) P.L.C.	848,681	6,722,929	0.6%
Michael Page International P.L.C.	1,224,495	9,837,808	0.9%
* Regus Group P.L.C.	3,628,946	7,964,410	0.7%
SIG P.L.C.	445,720	8,486,122	0.8%
Weir Group P.L.C.	769,429	7,937,032	0.7%
Other Securities		202,339,498	18.0%
Total Industrials		357,659,459	32.0%
Information Technology — (9.9%)
Electrocomponents P.L.C.	1,319,110	7,326,861	0.7%
Halma P.L.C.	1,554,692	6,601,320	0.6%
Misys P.L.C.	1,682,514	7,130,234	0.6%
Spectris P.L.C.	508,179	6,886,545	0.6%
Other Securities		83,721,605	7.5%
Total Information Technology		111,666,565	10.0%
Materials — (3.3%)
Total Materials		37,522,530	3.4%
Other — (0.0%)
Total Other		19,322	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		8,566,667	0.8%
Utilities — (1.1%)
Viridian Group P.L.C.	393,733	10,232,827	0.9%
Other Securities		2,409,923	0.2%
Total Utilities		12,642,750	1.1%
TOTAL COMMON STOCKS		1,116,082,174	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		87,591	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $5,768,675 FHLMC 5.000%, 04/15/34, valued at $5,811,152) to be repurchased at $5,697,208	$5,696	5,696,368	0.5%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $3,108,000 FHLMC 5.82%, 06/01/36, valued at $3,019,439) to be repurchased at $2,974,429	2,974	2,974,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		8,670,368	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $722,319,437)		$1,124,840,133	100.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2006

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
Boehler-Uddeholm AG	104,608	$6,662,280	0.3%
Other Securities		34,862,070	1.9%
TOTAL COMMON STOCKS		41,524,350	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		567	0.0%
TOTAL — AUSTRIA		41,524,917	2.2%
BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		63,740,725	3.4%
DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
Other Securities		77,681,594	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		20,768	0.0%
TOTAL — DENMARK		77,702,362	4.1%
FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
Amer Sports Oyj Series A	269,460	6,151,529	0.3%
# Huhtamaki Oyj	322,600	6,066,404	0.3%
KCI Konecranes Oyj	255,800	6,520,673	0.4%
Nokian Renkaat Oyj	379,540	7,879,410	0.4%
Uponor Oyj Series A	203,800	6,680,088	0.4%
Other Securities		75,467,192	4.0%
TOTAL COMMON STOCKS		108,765,296	5.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		178,383	0.0%
TOTAL — FINLAND		108,943,679	5.8%
FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*# Compagnie Generale de Geophysique SA	37,105	7,450,386	0.4%
Fimalac SA	111,143	10,117,109	0.5%
# Havas SA	1,035,703	5,718,435	0.3%
Nexans SA	78,576	8,466,202	0.5%
# SCOR SA	2,821,430	8,068,730	0.4%
Somfy SA	22,900	5,741,319	0.3%
Other Securities		184,767,307	9.9%
TOTAL COMMON STOCKS		230,329,488	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		78,917	0.0%
TOTAL — FRANCE		230,408,405	12.3%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Bilfinger Berger AG	136,777	8,524,911	0.5%
IVG Immobilien AG	143,237	5,601,608	0.3%
* MTU Aero Engines Holding AG	144,740	5,928,604	0.3%
*# QIAGEN NV	481,837	7,043,808	0.4%
Rhoen-Klinikum AG	149,004	6,723,692	0.4%
Stada Arzneimittel AG	164,610	8,748,560	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
United Internet AG	371,216	$5,685,345	0.3%
* Wincor Nixdorf AG	58,800	8,461,206	0.5%
Other Securities		197,053,176	10.3%
TOTAL COMMON STOCKS		253,770,910	13.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,705	0.0%
TOTAL — GERMANY		253,797,615	13.5%
GREECE — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		84,537,577	4.5%
PREFERRED STOCKS — (0.0%)
Other Securities		37,861	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		74,418	0.0%
TOTAL — GREECE		84,649,856	4.5%
IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
DCC P.L.C.	324,316	9,894,632	0.5%
FBD Holdings P.L.C.	132,521	7,147,857	0.4%
IAWS Group P.L.C.	368,887	9,093,092	0.5%
Other Securities		39,565,340	2.1%
TOTAL — IRELAND		65,700,921	3.5%
ITALY — (7.2%)
COMMON STOCKS — (7.2%)
# Banco Piccolo Valellinese Scarl SpA	314,205	5,521,102	0.3%
Valentino Fashion Group SpA	150,000	5,877,030	0.3%
Other Securities		145,116,798	7.8%
TOTAL — ITALY		156,514,930	8.4%
NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
Aalberts Industries NV	74,143	6,029,165	0.3%
*# Hagemeyer NV	1,576,607	7,518,225	0.4%
Nutreco Holding NV	100,349	6,211,607	0.3%
Other Securities		108,627,703	5.9%
TOTAL — NETHERLANDS		128,386,700	6.9%
NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
# Prosafe ASA	88,380	6,033,306	0.3%
* TGS Nopec Geophysical Co. ASA	316,440	6,149,275	0.3%
Other Securities		64,414,669	3.5%
TOTAL — NORWAY		76,597,250	4.1%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		24,625,492	1.3%
SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
Other Securities		95,616,919	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,853	0.0%
TOTAL — SPAIN		95,640,772	5.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
# Elekta AB Series B	317,200	$6,969,378	0.4%
JM AB	291,468	5,902,465	0.3%
Kungsleden AB	432,600	6,044,530	0.3%
# Meda AB Series A	255,575	8,290,994	0.5%
Other Securities		117,477,374	6.2%
TOTAL — SWEDEN		144,684,741	7.7%
SWITZERLAND — (14.4%)
COMMON STOCKS — (14.3%)
* Actelion, Ltd.	57,965	10,334,593	0.6%
Barry Callebaut AG	10,927	5,585,769	0.3%
Clariant AG	794,519	11,213,914	0.6%
Converium Holding AG	546,150	7,153,398	0.4%
Fischer (Georg) AG	11,518	6,539,954	0.4%
Kuoni Reisen Holding AG	13,794	7,161,348	0.4%
* Logitech International SA	247,190	7,281,284	0.4%
Lonza Group AG	129,327	10,830,718	0.6%
*# Oerlikon Corp.	27,910	11,909,719	0.6%
Phonak Holding AG	133,842	10,038,309	0.5%
PSP Swiss Property AG	148,025	8,178,396	0.4%
Rieters Holdings AG	15,890	7,973,182	0.4%
Sig Holding AG	20,338	6,231,414	0.3%
Sika AG	8,623	12,413,350	0.7%
Sulzer AG	14,002	14,307,861	0.8%
Valiant Holding AG	60,231	6,817,165	0.4%
Other Securities		167,969,892	8.8%
TOTAL COMMON STOCKS		311,940,266	16.6%
PREFERRED STOCKS — (0.1%)
Other Securities		1,579,889	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,746	0.0%
TOTAL — SWITZERLAND		313,533,901	16.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (14.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $54,455,444 FHLMC 6.000%, 03/15/29 & FNMA, rates ranging from 5.500% to 7.170%(r), maturities ranging from 09/25/32 to 11/01/36, valued at $58,540,860) to be repurchased at $57,400,386	$57,392	57,391,921	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,492,647 FHLMC STRIPS, rates ranging from 0.000% to 5.000%, maturities ranging from 08/01/35 to 08/15/36 & FNMA STRIPS, rates ranging from 0.000% to 6.500%, maturities ranging from 12/01/33 to 07/01/36, valued at $219,300,000) to be repurchased at $215,031,713	215,000	215,000,000	11.5%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,294,000 FHLMC 5.82%, 06/01/36, valued at $1,257,128) to be repurchased at $1,238,178	1,238	1,238,000	0.1%
@ Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $37,677,097 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 02/01/08 to 11/01/36 & FNMA, rates ranging from 4.500% to 11.500%, maturities ranging from 11/01/07 to 11/01/36, valued at $35,703,027) to be repurchased at $35,005,163	35,000	35,000,000	1.9%
TOTAL TEMPORARY CASH INVESTMENTS		308,629,921	16.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,443,976,433)		$2,175,082,187	116.0%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  DECEMBER 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $399,765, $234,360, $6,368 and $297,224 of securities on loan, respectively)	$1,413,112	$761,029	$1,139,501	$1,955,054
Temporary Cash Investments at Value	444,449	276,321	15,717	328,679
Foreign Currencies at Value	10,015	2,108	12,729	2,291
Cash	15	16	15	16
Receivables:
Investment Securities Sold	—	4,756	11,531	2,217
Dividends, Interest and Tax Reclaims	1,027	1,517	2,442	2,187
Securities Lending Income	768	321	10	387
Total Assets	1,869,386	1,046,068	1,181,945	2,290,831
LIABILITIES:
Payables:
Upon Return of Securities Loaned	424,039	273,390	7,295	321,243
Investment Securities Purchased	19,136	815	2,547	4,413
Due to Advisor	119	63	96	160
Accrued Expenses and Other Liabilities	85	43	44	99
Total Liabilities	443,379	274,311	9,982	325,915
NET ASSETS	$1,426,007	$771,757	$1,171,963	$1,964,916
Investments at Cost	$1,380,218	$592,557	$694,300	$1,148,564
Temporary Cash Investments at Cost	$444,449	$276,321	$15,717	$328,679
Foreign Currencies at Cost	$10,023	$1,643	$12,764	$2,278

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2006

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $416,160, $229,423, $5,408, and $283,635 of securities on loan, respectively)	$1,371,085	$741,168	$1,116,170	$1,866,452
Temporary Cash Investments at Value	457,355	290,403	8,670	308,630
Foreign Currencies at Value	6,301	4,891	4,038	2,909
Cash	16	16	15	8
Receivables:
Investment Securities Sold	1,894	4,964	105	5,765
Dividends, Interest, and Tax Reclaims	4,983	1,578	1,762	1,882
Securities Lending Income	752	273	5	359
Fund Shares Sold	5,011	40	—	—
Prepaid Expenses and Other Assets	1	—	1	—
Total Assets	1,847,398	1,043,333	1,130,766	2,186,005
LIABILITIES:
Payables:
Upon Return of Securities Loaned	448,108	288,771	5,696	307,392
Investment Securities Purchased	13,360	4,832	7,113	2,958
Fund Shares Redeemed	23	—	—	217
Due to Advisor	111	60	90	151
Accrued Expenses and Other Liabilities	74	43	41	93
Total Liabilities	461,676	293,706	12,940	310,811
NET ASSETS	$1,385,722	$749,627	$1,117,826	$1,875,194
Investments at Cost	$1,335,464	$587,524	$713,649	$1,135,347
Temporary Cash Investments at Cost	$457,355	$290,403	$8,670	$308,630
Foreign Currencies at Cost	$6,291	$4,350	$3,923	$2,878

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2006

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,173, $312, $0, and $4,335, respectively)	$15,583	$22,516	$24,916	$30,579
Interest	356	171	129	298
Income from Securities Lending	9,001	2,083	69	4,095
Total Investment Income	24,940	24,770	25,114	34,972
Expenses
Investment Advisory Services Fees	1,369	568	888	1,446
Accounting & Transfer Agent Fees	160	81	112	167
Custodian Fees	280	260	77	484
Legal Fees	8	3	4	7
Audit Fees	19	7	12	19
Shareholders' Reports	10	4	6	10
Directors'/Trustees' Fees & Expenses	19	7	12	19
Other	31	34	19	33
Total Expenses	1,896	964	1,130	2,185
Net Investment Income (Loss)	23,044	23,806	23,984	32,787
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	62,821	37,029	30,432	46,115
Net Realized Gain (Loss) on Foreign Currency Transactions	(83)	(442)	359	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(135,957)	130,890	275,001	455,015
Translation of Foreign Currency Denominated Amounts	218	15	23	130
Net Realized and Unrealized Gain (Loss)	(73,001)	167,492	305,815	501,257
Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,957)	$191,298	$329,799	$534,044

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,044	$12,930	$23,806	$15,428	$23,984	$15,787	$32,787	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	62,821	24,072	37,029	15,727	30,432	14,748	46,115	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(83)	(553)	(442)	33	359	(335)	(3)	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(135,957)	202,804	130,890	77	275,001	30,824	455,015	17,382
Translation of Foreign Currency Denominated Amounts	218	(324)	15	(11)	23	(3)	130	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,957)	238,929	191,298	31,254	329,799	61,021	534,044	134,024
Transactions in Interest:
Contributions	334,524	327,851	171,488	96,480	158,726	215,506	375,913	232,255
Withdrawals	(50,274)	(20,483)	(9,082)	(14,810)	(13,737)	(11,252)	(16,701)	(38,985)
Net Increase (Decrease) from Transactions in Interest	284,250	307,368	162,406	81,670	144,989	204,254	359,212	193,270
Total Increase (Decrease) in Net Assets	234,293	546,297	353,704	112,924	474,788	265,275	893,256	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,385,722	$1,151,429	$749,627	$395,923	$1,117,826	$643,038	$1,875,194	$981,938

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Total Return	(2.28)%	31.03%	32.73%	47.87%	(9.62)%	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,385,722	$1,151,429	$605,132	$283,699	$195,047	$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.14%	0.22%	0.27%	0.28%	0.27%	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.51%	1.45%	1.41%	1.26%	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	9%	6%	5%	16%	5%	14%	10%	11%	15%	26%
	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Total Return	44.80%	12.88%	29.68%	44.65%	(4.67)%	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$1,117,826	$643,038	$377,763	$160,917	$98,899	$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.13%	0.22%	0.27%	0.26%	0.26%	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.70%	3.19%	2.70%	3.25%	3.03%	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	8%	12%	7%	7%	6%	7%	18%	9%	11%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2006

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which four are included in this report (the "Portfolios"):

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolios' financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. The Portfolios will adopt FIN 48 effective December 1, 2007.

C.  Investment Advisor:

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2006, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$28

The Asia Pacific Small Company Series	12

The United Kingdom Small Company Series	17

The Continental Small Company Series	28

E.  Purchases and Sales of Securities:

For the year ended November 30, 2006, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$419,677	$118,669
The Asia Pacific Small Company Series	261,753	78,949
The United Kingdom Small Company Series	238,369	74,570
The Continental Small Company Series	479,836	95,433

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2006.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". At November 30, 2006, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$2,438	$2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$1,798,268	$213,054	$(182,882)	$30,172
The Asia Pacific Small Company Series	879,905	222,236	(70,570)	151,666
The United Kingdom Small Company Series	736,645	440,518	(52,323)	388,195
The Continental Small Company Series	1,448,285	766,091	(39,294)	726,797

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 27, 2007. For the year ended November 30, 2006, there were no borrowings by the Portfolios under this line of credit.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the year ended November 30, 2006, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The United Kingdom Small Company Series	5.85%	$279	16	$1	$885
The Continental Small Company Series	5.60%	398	14	1	2,343

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2006.

I.  Securities Lending:

As of November 30, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2006.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dfaus.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 67	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	81 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (37 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc..

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	81 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 59	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP (formerly Dimensional Fund Advisors Inc.), DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003, and Dimensional Holdings Inc., which was from 10/10/06.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute. President and Director, The Show Me Institute.

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 51	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Age: 39	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Age: 34	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Truman A. Clark Vice President Age: 65	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 40	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 49	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 49	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 36	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Richard A. Eustice Vice President and Assistant Secretary Age: 41	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 45	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Gretchen A. Flicker Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 45	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Vice President Age: 33	Since 2006	Vice President of all the DFA Entities. Prior to July 2006, counsel of Dimensional. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2000, Associate Counsel for State Street Corporation.

Henry F. Gray Vice President Age: 39	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Julie Henderson Vice President and Fund Controller Age: 32	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 33	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick Keating Vice President Age: 51	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional (since July 2003). Formerly, an Associate at Gibson, Dunn & Crutcher LLP (October 1999 to July 2003).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Heather H. Mathews Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 46	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 42	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya Park Vice President Age: 34	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 45	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President Age: 39	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Age: 51	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Age: 60	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Grady M. Smith Vice President Age: 50	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 43	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 59	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 33	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Karen E. Umland Vice President Age: 40	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 48	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 55	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2006 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2005 to November 30, 2006, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualified Interest Income(3)	Qualified Short-Term Capital Gain(4)
International Small Company Portfolio	35.31%	6.88%	57.81%	100.00%	49.44%	5.73%	1.13%	33.74%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member NASD/SIPC

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2006 (UNAUDITED)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 83.9%
Australia — 0.4%
Toyota Finance Australia Ltd., 4.710%, 12/20/07	AUD	3,265,000	$2,531,883

Austria — 7.0%
ASFINAG, 3.250%, 10/19/09	EUR	4,000,000	5,174,117
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	13,880,817
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	13,693,231
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,641,873
			39,390,038
Belgium — 2.7%
Belgium Government Bond, 5.750%, 3/28/08	EUR	11,100,000	14,964,175

Canada — 2.9%
Export Development Canada, 4.800%, 4/11/07	AUD	6,700,000	5,257,916
Province of Ontario, 1.875%, 1/25/10	JPY	1,300,000,000	11,217,605
			16,475,521
Denmark — 3.5%
Kingdom of Denmark, 7.000%, 11/15/07	DKK	91,000,000	16,500,057
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,598,313
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	869,572
			19,967,942
Finland — 2.8%
Municipality Finance Plc, 3.500%, 4/23/08	EUR	6,500,000	8,523,907
Republic of Finland, 4.750%, 3/06/07	USD	7,197,000	7,188,479
			15,712,386
France — 8.2%
Caisse d’Amortissement de la Dette Sociale, 4.625%, 12/07/07	GBP	1,000,000	1,946,018
ERAP, 3.375%, 4/25/08	EUR	3,600,000	4,719,627
French Treasury Note BTAN, 2.750%, 3/12/08	EUR	11,500,000	14,978,977
Societe National des Chemins de Fer Francais, 4.625%, 10/25/09	EUR	10,000,000	13,405,203
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,695,658
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,628,462
UNEDIC, 3.500%, 9/18/08 (a)	EUR	3,000,000	3,931,166
			46,305,111
Germany — 15.3%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,437,895
Bayerische Landesbank, 2.875%, 2/15/08	EUR	3,500,000	4,561,346
Bundesobligation, 4.250%, 2/15/08	EUR	8,200,000	10,862,104
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	2,920,701
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	8,819,836
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	$422,785
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	1,936,894
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 3.000%, 7/04/08	EUR	7,300,000	9,498,463
Landwirtschaftliche Rentenbank, 3.625%, 9/01/08	EUR	9,300,000	12,197,303
Landwirtschaftliche Rentenbank, 4.900%, 11/19/07	AUD	5,300,000	4,121,877
Lb Baden-Wuerttemberg, 3.000%, 12/22/08	CHF	15,000,000	12,403,148
Norddeutsche Landesbank Girozentrale, 0.450%, 1/19/09	JPY	1,300,000,000	10,840,378
			86,022,730
Japan — 2.4%
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,620,000,000	13,345,234

Netherlands — 6.8%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,215,864
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	4,895,732
Netherlands Government Bond, 2.500%, 1/15/08	EUR	11,500,000	14,968,249
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	15,137,548
			38,217,393
Norway — 2.6%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	14,786,059

Spain — 2.6%
Instituto de Credito Oficial, 0.800%, 9/28/09	JPY	1,732,000,000	14,509,162

Supranational — 7.4%
African Development Bank, 1.950%, 3/23/10	JPY	1,170,000,000	10,093,102
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	13,053,758
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,647,937
Interamerican Development Bank, 1.900%, 7/08/09	JPY	1,700,000,000	14,642,909
			41,437,706
Sweden — 5.7%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	9,210,111
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	10,739,580
Government of Sweden, 5.000%, 1/28/09	SEK	22,000,000	3,298,455
Government of Sweden, 6.500%, 5/05/08	SEK	20,000,000	3,032,235
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,860,879
			32,141,260

United Kingdom — 7.6%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	14,311,387

See Notes to Financial Statements.

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United Kingdom (Continued)
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	$10,310,754
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	14,386,841
Royal Bank of Scotland Plc, 5.000%, 12/20/07	GBP	1,787,000	3,486,018
			42,495,000
United States — 6.0%
Citigroup, Inc., 4.625%, 11/14/07	EUR	6,800,000	9,018,196
Federal Home Loan Mortgage Corp., 3.500%, 2/15/08	EUR	3,500,000	4,595,514
Federal National Mortgage Association, 5.000%, 1/15/07 (a)	USD	4,000,000	3,999,692
Federal National Mortgage Association, 6.375%, 8/15/07	AUD	3,300,000	2,597,852
General Electric Capital Corp., 0.750%, 2/05/09	JPY	505,000,000	4,226,327
General Electric Capital Corp., 1.750%, 2/12/10	CHF	5,800,000	4,651,998
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,387,332
			33,476,911
TOTAL BONDS AND NOTES (Identified Cost $468,236,298)			471,778,511
SHORT-TERM INVESTMENTS — 13.6%
United States — 13.6%
Deutsche Bank AG, 5.020%, 2/21/07		2,100,000	2,100,000
Wells Fargo Bank N A, 4.850%, 1/30/07		9,500,000	9,500,000
Societe Generale North America, 1.000%, 1/31/07		9,000,000	8,961,675
New Center Asset Trust, 5.250%, 12/05/06		9,400,000	9,348,796
Barton Capital Corp.		4,000,000	3,991,233
Barton Capital Corp.		6,500,000	6,485,727
Beta Finance, Inc.		7,000,000	6,981,625
Beta Finance, Inc.		7,700,000	7,649,420
Ixis		7,700,000	7,695,483
Sheffield Receivables Corp.		11,129,000	11,115,967
US Central Federal Credit Union		2,800,000	2,789,753
			76,619,679

	SHARES	VALUE†
Other — 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,621,148	3,621,148
		3,621,149

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $80,240,828)		80,240,828

Total Investments — 98.2% (Identified Cost $548,477,126)#		552,019,339

Cash and Other Assets, Less liabilities — 1.8%		10,232,660
Net Assets — 100.0%		$562,251,999

† See Note 1.
(a)

A portion or all of the security was held on loan. As of December 31, 2006, the market value of the securities loaned was $8,069,924 and the collateral received consisted of cash in the amount of $8,308,100.

#

At December 31, 2006 the aggregate cost of investment securities for income tax purposes was $548,477,126. Net unrealized appreciation aggregated $3,542,213 of which $9,784,533 related to appreciated investment securities and $6,242,320 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — U.S. Dollar

Ten Largest Industry Holdings at December 31, 2006

(As a percentage of netassets):

Industry	Percentage
Banks	21.4%
Financial Services	16.0%
Supranational Organizations	7.5%
Foreign Government/Agency — Germany	7.3%
Foreign Government/Agency — Sweden	5.8%
Diversified Operations	5.3%
Foreign Government/Agency — France	4.7%
Foreign Government/Agency — Austria	4.7%
Foreign Government/Agency — Netherlands	4.2%
Foreign Government/Agency — Denmark	3.6%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2006 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 94.4%
Advertising — 0.2%
Getty Images, Inc.*	1,600	$68,512
Interpublic Group of Cos., Inc.*	16,770	205,265
inVentiv Health, Inc.*	1,000	35,350
Lamar Advertising Co. Class A*	3,300	215,787
Marchex, Inc. Class B	1,000	13,380
Omnicom Group, Inc.	5,200	543,608
		1,081,902
Aerospace/Defense — 1.8%
AAR Corp.*	1,100	32,109
Alliant Techsystems, Inc.*	875	68,416
Armor Holdings, Inc.*	1,400	76,790
BE Aerospace, Inc.*	2,400	61,632
Boeing Co.	27,400	2,434,216
Curtiss-Wright Corp.	1,576	58,438
DRS Technologies, Inc.	618	32,556
GenCorp, Inc.*	1,500	21,030
General Dynamics Corp.	14,400	1,070,640
Goodrich Corp.	4,200	191,310
Hexcel Corp.*	3,100	53,971
Honeywell International, Inc.	31,500	1,425,060
K&F Industries Holdings, Inc.*	200	4,542
Moog, Inc. Class A*	500	19,095
Northrop Grumman Corp.	13,044	883,079
Orbital Sciences Corp.*	2,300	42,412
Raytheon Co.	17,100	902,880
Rockwell Collins	5,700	360,753
Teledyne Technologies, Inc.*	1,700	68,221
TransDigm Group, Inc.*	300	7,953
Triumph Group, Inc.	200	10,486
United Technologies Corp.	38,400	2,400,768
World Fuel Services Corp.	1,000	44,460
		10,270,817
Agricultural Operations — 0.2%
AGCO Corp.*	3,600	111,384
Delta & Pine Land Co.	500	20,225
Monsanto Co.	20,634	1,083,904
		1,215,513
Airlines — 0.2%
AirTran Holdings, Inc.*	2,400	28,176
Alaska Air Group, Inc.*	700	27,650
AMR Corp.*	8,000	241,840
Continental Airlines, Inc. Class B*	3,100	127,875
ExpressJet Holdings, Inc.*	700	5,670
JetBlue Airways Corp.*	5,750	81,650
SkyWest, Inc.	1,900	48,469
Southwest Airlines Co.	30,500	467,260
UAL Corp.*	3,300	145,200
		1,173,790
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	16,270
Adesa, Inc.	3,200	88,800
Advance Auto Parts, Inc.	3,700	131,572
American Axle & Manufacturing Holdings, Inc.	1,100	20,889
ArvinMeritor, Inc.	2,100	38,283
Asbury Automotive Group, Inc.	900	21,204
AutoZone, Inc.*	2,000	231,120
Avis Budget Group, Inc.	3,804	82,509
BorgWarner, Inc.	2,200	129,844
CarMax, Inc.*	3,573	191,620
CSK Auto Corp.*	500	8,575
Cummins Engine Co., Inc.	1,200	141,816
Dana Corp.*	4,500	$6,255
Dollar Thrifty Automotive Group, Inc.*	500	22,805
Ford Motor Co.	68,800	516,688
General Motors Corp.	21,000	645,120
Harley-Davidson, Inc.	9,300	655,371
Johnson Controls, Inc.	6,600	567,072
Lear Corp.	1,700	50,201
Monaco Coach Corp.	400	5,664
Navistar International Corp.*	1,800	60,174
O’Reilly Automotive, Inc.*	3,600	115,416
Oshkosh Truck Corp.	2,600	125,892
PACCAR, Inc.	9,187	596,236
Proliance International, Inc.*	94	432
Rent-A-Center, Inc.*	1,850	54,594
Superior Industries International, Inc.	300	5,781
Tenneco Automotive, Inc.*	1,500	37,080
Thor Industries, Inc.	1,600	70,384
TRW Automotive Holdings Corp.*	3,700	95,719
United Auto Group, Inc.	3,200	75,424
United Rentals, Inc.*	2,200	55,946
Visteon Corp.*	4,600	39,008
Wabash National Corp.	300	4,530
Winnebago Industries, Inc.	400	13,164
		4,921,458
Banks/Savings & Loans — 5.3%
Accredited Home Lenders Holding Co.*	100	2,728
Alabama National BanCorp.	300	20,619
AMCORE Financial, Inc.	500	16,335
Associated Banc-Corp.	4,619	161,111
Astoria Financial Corp.	3,700	111,592
BancorpSouth, Inc.	2,700	72,414
Bank of America Corp.	173,375	9,256,491
Bank of New York Co., Inc.	29,000	1,141,730
BankAtlantic Bancorp, Inc. Class A	2,200	30,382
BankUnited Financial Corp. Class A	500	13,980
BB&T Corp.	20,911	918,620
BOK Financial Corp.	2,242	123,265
Boston Private Financial Holdings, Inc.	1,300	36,673
Brookline Bancorp, Inc.	1,500	19,755
Capitol Federal Financial	2,500	96,050
Cathay Bancorp, Inc.	1,950	67,294
Central Pacific Financial Corp.	300	11,628
Chemical Financial Corp.	315	10,490
Chittenden Corp.	1,625	49,871
City National Corp.	1,200	85,440
Comerica, Inc.	5,900	346,212
Commerce Bancshares, Inc.	1,970	95,358
Community Bank Systems, Inc.	400	9,200
Compass Bancshares, Inc.	4,400	262,460
Corus Bankshares, Inc.	1,600	36,912
CVB Financial Corp.	2,197	31,769
Dime Community Bancshares	600	8,406
Downey Financial Corp.	300	21,774
East West Bancorp, Inc.	2,200	77,924
Fidelity Bankshares, Inc.	1,000	39,670
Fifth Third Bancorp	21,137	865,137
First Charter Corp.	600	14,760
First Community Bancorp	200	10,454
First Financial Bancorp	630	10,464
First Horizon National Corp.	4,600	192,188
First Niagara Financial Group, Inc.	3,500	52,010
First Republic Bank	300	11,724
FirstFed Financial Corp.*	300	20,091
Flagstar Bancorp, Inc.	1,500	22,260
FNB Corp.	1,851	33,818
Frontier Financial Corp.	1,500	43,845

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Fulton Financial Corp.	5,867	$97,979
Glacier Bancorp, Inc.	1,875	45,825
Greater Bay Bancorp	1,900	50,027
Hancock Holding Co.	400	21,136
Hanmi Financial Corp.	1,407	31,700
Harleysville National Corp.	463	8,941
Hudson City Bancorp, Inc.	21,207	294,353
Huntington Bancshares, Inc.	9,000	213,750
International Bancshares Corp.	1,500	46,365
M&T Bank Corp.	3,000	366,480
MAF Bancorp, Inc.	400	17,876
Marshall & Ilsley Corp.	9,600	461,856
MB Financial, Inc.	450	16,925
Mercantile Bankshares Corp.	4,150	194,178
Mid-State Bancshares	200	7,278
National Penn Bancshares, Inc.	1,673	33,878
NBT Bancorp, Inc.	600	15,306
New York Community Bancorp, Inc.	10,765	173,316
NewAlliance Bancshares, Inc.	3,600	59,040
Northern Trust Corp.	7,400	449,106
Northwest Bancorp, Inc.	1,900	52,174
Old National Bancorp	2,307	43,648
Pacific Capital Bancorp	1,666	55,944
People’s Bank	5,100	227,562
PFF Bancorp, Inc.	450	15,530
PNC Bank Corp.	10,600	784,824
Prosperity Bancshares, Inc.	1,200	41,412
Provident Bankshares Corp.	400	14,240
Provident Financial Services, Inc.	2,300	41,699
Regions Financial Corp.	26,366	986,088
Republic Bancorp, Inc.	2,710	36,477
S&T Bancorp, Inc.	415	14,388
Sovereign Bancorp, Inc.	17,960	456,004
Sterling Bancshares, Inc.	2,250	29,295
Sterling Financial Corp.	660	22,315
Sun Trust Banks, Inc.	11,626	981,816
SVB Financial Group*	500	23,310
TCF Financial Corp.	4,700	128,874
TD Banknorth, Inc.	7,870	254,044
The Colonial BancGroup, Inc.	5,000	128,700
TrustCo Bank Corp. NY	2,380	26,466
Trustmark Corp.	1,300	42,523
U.S. Bancorp	67,515	2,443,368
UCBH Holdings, Inc.	2,800	49,168
UMB Financial Corp.	1,600	58,416
Umpqua Holdings Corp.	1,400	41,202
UnionBanCal Corp.	4,900	300,125
United Bankshares, Inc.	1,500	57,975
United Community Banks, Inc.	1,550	50,096
Valley National Bancorp	4,465	118,367
Wachovia Corp.	69,518	3,959,050
Washington Federal, Inc.	2,947	69,343
Washington Mutual, Inc.	36,634	1,666,481
Webster Financial Corp.	1,200	58,464
WesBanco, Inc.	100	3,353
Westamerica Bancorporation	700	35,441
Western Alliance Bancorp*	1,000	34,770
Wintrust Financial Corp.	300	14,406
Zions Bancorp.	2,707	223,165
		30,648,742
Broadcasting — 1.2%
Charter Communications, Inc. Class A*	3,000	9,180
Citadel Broadcasting Corp.	4,300	42,828
Clear Channel Communications, Inc.	19,500	$693,030
Comcast Corp. Class A*	51,825	2,193,752
Comcast Corp. Class A Special*	28,000	1,172,640
Cox Radio, Inc. Class A*	800	13,040
Crown Media Holdings, Inc. Class A*	2,400	8,712
Cumulus Media, Inc. Class A*	900	9,351
Discovery Holding Co. Class A*	8,040	129,364
Entercom Communications Corp.	1,100	30,998
Entravision Communications Corp.*	1,700	13,974
Gray Television, Inc.	500	3,665
Hearst-Argyle Television, Inc.	1,600	40,800
Liberty Global, Inc. Class A*	3,795	110,624
Liberty Global, Inc. Series C*	8,195	229,460
Liberty Media Holding Corp. - Capital Series A*	4,830	473,244
Lin TV Corp. Class A*	200	1,990
Mediacom Communications Corp.*	2,700	21,708
Radio One, Inc. Class D*	2,000	13,480
Salem Communications Corp. Class A	200	2,390
Sinclair Broadcast Group, Inc. Class A	1,000	10,500
Spanish Broadcasting System, Inc. Class A*	400	1,644
The DIRECTV Group, Inc.*	46,399	1,157,191
TiVo, Inc.*	1,100	5,632
Univision Communications, Inc. Class A*	8,550	302,841
World Wrestling Federation Entertainment, Inc.	1,500	24,450
		6,716,488
Building & Construction — 0.6%
Beazer Homes USA, Inc.	600	28,206
Cavco Industries, Inc.*	100	3,504
Centex Corp.	4,500	253,215
Champion Enterprises, Inc.*	2,100	19,656
D.R. Horton, Inc.	11,200	296,688
Dycom Industries, Inc.*	700	14,784
ElkCorp	200	8,218
Emcor Group, Inc.*	600	34,110
Fleetwood Enterprises, Inc.*	2,200	17,402
Florida Rock Industries, Inc.	2,525	108,701
Granite Construction, Inc.	1,500	75,480
Hovnanian Enterprises, Inc. Class A*	1,000	33,900
Infrasource Services, Inc.*	1,500	32,655
Insituform Technologies, Inc. Class A*	1,000	25,860
Jacobs Engineering Group, Inc.*	2,200	179,388
KB HOME	3,300	169,224
Lennar Corp. Class A	4,300	225,578
Lennar Corp. Class B	800	39,296
M.D.C. Holdings, Inc.	1,057	60,302
M/I Homes, Inc.	100	3,819
Martin Marietta Materials, Inc.	1,200	124,692
Masco Corp.	14,400	430,128
Meritage Corp.*	400	19,088
Modine Manufacturing Co.	400	10,012
NCI Building Systems, Inc.*	200	10,350
NVR, Inc.*	100	64,500
Pulte Corp.	9,300	308,016
Ryland Group, Inc.	1,200	65,544
Simpson Manufacturing Co., Inc.	800	25,320
Standard Pacific Corp.	1,400	37,506
Technical Olympic USA, Inc.	1,725	17,543
Texas Industries, Inc.	600	38,538
The Shaw Group, Inc.*	2,200	73,700
Toll Brothers, Inc.*	5,800	186,934
Trex Co., Inc.*	100	2,289
URS Corp.*	1,600	68,560
Vulcan Materials Co.	2,700	242,649

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building & Construction (Continued)
Walter Industries, Inc.	1,400	$37,870
Washington Group International, Inc.*	300	17,937
WCI Communities, Inc.*	600	11,508
		3,422,670
Business Services — 1.2%
Acxiom Corp.	3,000	76,950
Administaff, Inc.	1,000	42,770
ADVO, Inc.	400	13,040
AMN Healthcare Services, Inc.*	1,200	33,048
aQuantive, Inc.*	2,900	71,514
Automatic Data Processing, Inc.	21,900	1,078,575
Banta Corp.	500	18,200
BEA Systems, Inc.*	15,000	188,700
BearingPoint, Inc.*	7,600	59,812
Brady Corp. Class A	1,600	59,648
Catalina Marketing Corp.	1,800	49,500
CDI Corp.	300	7,470
Ceridian Corp.*	4,800	134,304
ChoicePoint, Inc.*	3,266	128,615
Cintas Corp.	6,000	238,260
CSG Systems International, Inc.*	1,800	48,114
Ecolab, Inc.	9,200	415,840
Electronic Data Systems Corp.	18,800	517,940
Expeditors International of Washington, Inc.	8,100	328,050
Fair, Issac & Co., Inc.	1,600	65,040
First Data Corp.	29,079	742,096
Fiserv, Inc.*	6,650	348,593
Foundry Networks, Inc.*	5,100	76,398
FTI Consulting, Inc.*	1,100	30,679
Gartner, Inc. Class A*	3,400	67,286
Gevity HR, Inc.	200	4,738
Global Payments, Inc.	2,480	114,824
Harte-Hanks, Inc.	2,550	70,660
Hudson Highland Group, Inc.*	270	4,504
Iron Mountain, Inc.*	4,450	183,963
John H. Harland Co.	500	25,100
Keane, Inc.*	2,100	25,011
Kelly Services, Inc. Class A	500	14,470
Korn/Ferry International*	1,400	32,144
Labor Ready, Inc.*	2,300	42,159
Manpower, Inc.	3,200	239,776
MAXIMUS, Inc.	400	12,312
MPS Group, Inc.*	3,900	55,302
Navigant Consulting, Inc.*	1,613	31,873
Paychex, Inc.	13,650	539,721
Resources Connection, Inc.*	1,600	50,944
Robert Half International, Inc.	6,200	230,144
SEI Investments Co.	3,700	220,372
TALX Corp.	1,150	31,568
TeleTech Holdings, Inc.*	1,900	45,372
Tetra Tech, Inc.*	2,300	41,607
The Corporate Executive Board Co.	800	70,160
Watson Wyatt & Co. Holdings	1,500	67,725
Westwood One, Inc.	2,200	15,532
		7,010,423
Chemicals — 1.3%
A. Schulman, Inc.	200	4,450
Air Products & Chemicals, Inc.	9,000	632,520
Airgas, Inc.	2,800	113,456
Albemarle Corp.	1,500	107,700
Arch Chemicals, Inc.	200	6,662
Ashland, Inc.	2,700	186,786
Cabot Corp.	2,400	104,568
Cabot Microelectronics Corp.*	300	$10,182
Chemtura Corp.	8,678	83,569
Cytec Industries, Inc.	1,000	56,510
Dionex Corp.*	300	17,013
Dow Chemical Co.	36,500	1,457,810
E.I. du Pont de Nemours & Co.	35,000	1,704,850
Eastman Chemical Co.	2,900	171,999
Ferro Corp.	1,500	31,035
FMC Corp.	700	53,585
Georgia Gulf Corp.	600	11,586
H.B. Fuller Co.	2,300	59,386
Hercules, Inc.*	4,100	79,171
Kronos Worldwide, Inc.	1,422	46,300
Lubrizol Corp.	2,600	130,338
Lyondell Chemical Co.	8,855	226,423
MacDermid, Inc.	600	20,460
Minerals Technologies, Inc.	300	17,637
NL Industries, Inc.	800	8,272
Olin Corp.	2,100	34,692
OM Group, Inc.*	400	18,112
PolyOne Corp.*	3,100	23,250
Praxair, Inc.	12,200	723,826
Rockwood Holdings, Inc.*	2,800	70,728
Rohm & Haas Co.	8,000	408,960
RPM, Inc.	3,800	79,382
Sigma-Aldrich Corp.	1,700	132,124
Spartech Corp.	500	13,110
Symyx Technologies*	400	8,636
Terra Industries, Inc.*	3,400	40,732
The Mosaic Co.*	1,800	38,448
The Valspar Corp.	3,200	88,448
Tronox, Inc. Class B	857	13,532
UAP Holding Corp.	2,600	65,468
Valhi, Inc.	3,660	95,087
Westlake Chemical Corp.	2,100	65,898
		7,262,701
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	7,325
Alliance Data Systems Corp.*	3,100	193,657
Aramark Corp. Class B	4,100	137,145
Arbitron, Inc.	300	13,032
Central Parking Corp.	200	3,600
Coinstar, Inc.*	1,000	30,570
Convergys Corp.*	5,300	126,034
CoStar Group, Inc.*	200	10,712
Deluxe Corp.	1,100	27,720
Euronet Worldwide, Inc.*	1,400	41,566
Fluor Corp.	2,100	171,465
Global Cash Access Holdings, Inc.*	500	8,115
Heartland Payment Systems, Inc.	1,400	39,550
Hewitt Associates, Inc. Class A*	380	9,785
Live Nation, Inc.*	3,200	71,680
Mobile Mini, Inc.*	1,000	26,940
Moody’s Corp.	11,100	766,566
NAVTEQ Corp.*	2,900	101,413
PHH Corp.*	1,567	45,240
Plexus Corp.*	800	19,104
Polycom, Inc.*	3,400	105,094
Quanta Services, Inc.*	4,000	78,680
R.H. Donnelley Corp.	1,859	116,615
Sirva, Inc.*	1,300	4,524
TETRA Technologies, Inc.*	2,600	66,508
Veritas DGC, Inc.*	700	59,941
Viad Corp.	400	16,240

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
Weight Watchers International, Inc.	3,700	$194,361
Western Union Co/The	29,079	651,951
		3,145,133
Communication Services — 0.1%
Broadwing Corp.*	2,700	42,174
Jds Uniphase Corp.*	7,586	126,383
NTL, Inc.	6,750	170,370
		338,927
Communications Equipment — 0.1%
Andrew Corp.*	5,200	53,196
Arris Group, Inc.*	3,500	43,785
Atheros Communications, Inc.*	1,500	31,980
Ceradyne, Inc.*	300	16,950
Finisar Corp.*	13,300	42,959
General Cable Corp.*	1,400	61,194
Inter-Tel, Inc.	300	6,648
Ixia*	1,700	16,320
L-3 Communications Holdings, Inc.	4,100	335,298
MasTec, Inc.*	2,200	25,388
Sonus Networks, Inc.*	12,300	81,057
Tekelec*	2,000	29,660
UTStarcom, Inc.*	4,400	38,500
ViaSat, Inc.*	200	5,962
		788,897
Computer Equipment — 1.3%
Adaptec, Inc.*	1,100	5,126
Brocade Communications Systems, Inc.*	9,800	80,458
Electronics for Imaging, Inc.*	1,500	39,870
EMC Corp.*	87,332	1,152,782
Emulex Corp.*	2,500	48,775
Hutchinson Technology, Inc.*	400	9,428
Imation Corp.	500	23,215
Ingram Micro, Inc. Class A*	6,300	128,583
Insight Enterprises, Inc.*	1,000	18,870
Intel Corp.	221,000	4,475,250
Komag, Inc.*	1,000	37,880
Kronos, Inc.*	500	18,370
McDATA Corp. Class A*	3,800	21,090
MEMC Electronic Materials, Inc.*	8,400	328,776
Mentor Graphics Corp.*	3,500	63,105
MTS Systems Corp.	152	5,870
Palm, Inc.*	3,400	47,906
SanDisk Corp.*	6,600	283,998
Seagate Technology	2,590	68,635
Semtech Corp.*	3,700	48,359
Silicon Storage Technology, Inc.*	1,300	5,863
Synaptics, Inc.*	300	8,907
Trident Microsystems, Inc.*	2,700	49,086
Varian Semiconductor Equipment Associates, Inc.*	1,950	88,764
Western Digital Corp.*	7,900	161,634
Whitney Holding Corp.	2,525	82,366
		7,302,966
Computer Services — 1.8%
Affiliated Computer Services, Inc. Class A*	4,300	210,012
Avocent Corp.*	1,100	37,235
Black Box Corp.	300	12,597
Cadence Design Systems, Inc.*	10,700	191,637
Cisco Systems, Inc.*	232,000	6,340,560
Cognizant Technology Solutions Corp.*	4,700	362,652
Computer Sciences Corp.*	6,300	336,231
Compuware Corp.*	14,300	119,119
Covansys Corp.*	1,400	$32,130
Diebold, Inc.	1,700	79,220
DST Systems, Inc.*	2,500	156,575
Extreme Networks, Inc.*	3,400	14,246
FactSet Research Systems, Inc.	1,050	59,304
Fidelity National Information Services, Inc.	9,678	387,991
IHS, Inc. Class A*	1,600	63,168
Jack Henry & Associates, Inc.	3,100	66,340
Manhattan Associates, Inc.*	300	9,024
MICROS Systems, Inc.*	600	31,620
NCR Corp.*	6,900	295,044
NETGEAR, Inc.*	1,000	26,250
Network Appliance, Inc.*	14,200	557,776
Perot Systems Corp. Class A*	4,500	73,755
Sapient Corp.*	3,700	20,313
SRA International, Inc. Class A*	1,400	37,436
Sun Microsystems, Inc.*	132,900	720,318
Sybase, Inc.*	3,100	76,570
Sykes Enterprises, Inc.*	1,400	24,696
Syntel, Inc.	1,400	37,520
The BISYS Group, Inc.*	3,900	50,349
Unisys Corp.*	12,300	96,432
Wind River Systems, Inc.*	3,300	33,825
		10,559,945
Computer Software — 3.7%
3Com Corp.*	14,100	57,951
Activision, Inc.*	10,544	181,779
Adobe Systems, Inc.*	23,208	954,313
Advent Software, Inc.*	400	14,116
Altiris, Inc.*	300	7,614
ANSYS, Inc.*	1,500	65,235
Autodesk, Inc.*	7,300	295,358
Blackboard, Inc.*	1,000	30,040
BMC Software, Inc.*	7,000	225,400
Borland Software Corp.*	2,200	11,968
CA, Inc.	21,600	489,240
CheckFree Corp.*	3,500	140,560
Citrix Systems, Inc.*	6,400	173,120
Dendrite International, Inc.*	1,400	14,994
Digitas, Inc.*	2,600	34,866
Electronic Arts, Inc.*	10,900	548,924
Epicor Software Corp.*	1,900	25,669
eResearch Technology, Inc.*	1,600	10,768
Hyperion Solutions Corp.*	2,300	82,662
Informatica Corp.*	2,400	29,304
Intermec, Inc.*	1,800	43,686
Intuit, Inc.*	12,200	372,222
L-1 Identity Solutions, Inc.*	2,731	41,320
Lawson Software, Inc.*	7,000	51,730
McAfee, Inc.*	5,300	150,414
Microsoft Corp.	387,600	11,573,736
Midway Games, Inc.*	3,500	24,430
National Instruments Corp.	2,850	77,634
Novell, Inc.*	13,200	81,840
Nuance Communications, Inc.*	7,700	88,242
NVIDIA Corp.*	12,600	466,326
Openwave Systems, Inc.*	3,000	27,690
Opsware, Inc.*	3,400	29,988
Oracle Corp.*	199,060	3,411,888
Parametric Technology Corp.*	3,480	62,710
Per-Se Technologies, Inc.*	1,235	34,308
Progress Software Corp.*	1,300	36,309
Quest Software, Inc.*	3,600	52,740
Red Hat, Inc.*	7,200	165,600
Salesforce.com, Inc.*	4,300	156,735

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
Symantec Corp.*	37,565	$783,230
Take-Two Interactive Software, Inc.*	2,150	38,184
THQ, Inc.*	1,850	60,162
TIBCO Software, Inc.*	7,200	67,968
Transaction Systems Architects, Inc. Class A*	900	29,313
Ulticom, Inc.*	500	4,795
Verint Systems, Inc.*	1,000	34,280
Witness Systems, Inc.*	1,100	19,283
		21,380,644
Computers — 2.4%
Apple Computer, Inc.*	32,400	2,748,816
Dell, Inc.*	86,300	2,165,267
Gateway, Inc.*	11,100	22,311
Hewlett-Packard Co.	106,001	4,366,181
International Business Machines Corp.	48,400	4,702,060
		14,004,635
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	68,865
Consumer Products — 2.1%
Avon Products, Inc.	17,100	564,984
Blyth, Inc.	1,500	31,125
Central Garden & Pet Co.*	200	9,684
Clorox Co.	4,900	314,335
Colgate-Palmolive Co.	19,600	1,278,704
Energizer Holdings, Inc.*	2,000	141,980
Estee Lauder Companies, Inc. Class A	4,800	195,936
Fortune Brands, Inc.	5,300	452,567
Fossil, Inc.*	2,600	58,708
Hasbro, Inc.	5,700	155,325
IDEXX Laboratories, Inc.*	800	63,440
International Flavors & Fragrances, Inc.	3,500	172,060
Jarden Corp.*	1,600	55,664
Mattel, Inc.	14,000	317,240
Newell Rubbermaid, Inc.*	9,900	286,605
Playtex Products, Inc.*	3,100	44,609
Procter & Gamble Co.	120,605	7,751,283
Russ Berrie & Co., Inc.*	400	6,180
Sally Beauty Holdings, Inc.*	3,500	27,300
Spectrum Brands, Inc.*	1,500	16,350
The Scotts Co. Class A	2,200	113,630
The Yankee Candle Co., Inc.	1,100	37,708
Tupperware Corp.	1,700	38,437
		12,133,854
Containers & Glass — 0.0%
Crown Holdings, Inc.*	5,700	119,244
Owens-Illinois, Inc.*	5,800	107,010
Silgan Holdings, Inc.	600	26,352
		252,606
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	129,124
Graphic Packaging Corp.*	6,700	29,011
Longview Fibre Co.	1,134	24,891
Pactiv Corp.*	4,500	160,605
Sealed Air Corp.	2,900	188,268
Sonoco Products Co.	1,700	64,702
		596,601
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	22,596
CDW Corp.	2,200	154,704
Central European Distribution Corp.*	1,400	$41,580
Fastenal Co.	5,100	182,988
Genuine Parts Co.	5,900	279,837
Grainger, Inc.	2,500	174,850
LKQ Corp.*	1,300	29,887
Owens & Minor, Inc.	1,500	46,905
Pool Corp.	1,600	62,672
ScanSource, Inc.*	200	6,080
United Natural Foods, Inc.*	1,600	57,472
United Stationers, Inc.*	500	23,345
Watsco, Inc.	200	9,432
WESCO International, Inc.*	1,500	88,215
		1,180,563
Diversified Operations — 1.6%
3M Co.	28,600	2,228,798
Actuant Corp. Class A	200	9,530
Acuity Brands, Inc.	1,000	52,040
Barnes Group, Inc.	1,900	41,325
Carlisle Cos., Inc.	600	47,100
Chemed Corp.	400	14,792
Corning, Inc.*	59,200	1,107,632
Covanta Holding Corp.*	5,090	112,183
Crane Co.	2,300	84,272
Danaher Corp.	11,100	804,084
ESCO Technologies, Inc.*	400	18,176
Esterline Technologies Corp.*	300	12,069
Federal Signal Corp.	900	14,436
Florida East Coast Industries, Inc.	500	29,800
Griffon Corp.*	400	10,200
Harsco Corp.	1,000	76,100
Hawaiian Electric Industries, Inc.	2,800	76,020
Hillenbrand Industries, Inc.	1,500	85,395
Illinois Tool Works, Inc.	21,600	997,704
ITT Industries, Inc.	6,300	357,966
Lancaster Colony Corp.	500	22,155
Leucadia National Corp.	7,700	217,140
Lockheed Martin Corp.	15,500	1,427,085
Mathews International Corp. Class A	500	19,675
Pentair, Inc.	3,700	116,180
PerkinElmer, Inc.	4,500	100,035
PPG Industries, Inc.	5,600	359,576
Roper Industries, Inc.	3,100	155,744
Sensient Technologies Corp.	1,800	44,280
Teleflex, Inc.	900	58,104
Textron, Inc.	3,900	365,703
Tredegar Corp.	400	9,044
Trinity Industries, Inc.	2,400	84,480
Universal Corp.	500	24,505
Vector Group Ltd.	1,513	26,856
		9,210,184
Education — 0.1%
Apollo Group, Inc. Class A*	6,550	255,253
Career Education Corp.*	3,700	91,686
Corinthian Colleges, Inc.*	3,100	42,253
DeVry, Inc.	2,400	67,200
ITT Educational Services, Inc.*	900	59,733
Laureate Education, Inc.*	2,000	97,260
Renaissance Learning, Inc.	500	8,865
Strayer Education, Inc.	200	21,210
Universal Technical Institute, Inc.*	1,000	22,210
		665,670
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	46,540
Calpine Corp.*	17,200	18,920

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Duquesne Light Holdings, Inc.	2,200	$43,670
Great Plains Energy, Inc.	2,700	85,860
NSTAR	3,200	109,952
Weststar Energy, Inc.	3,100	80,476
		385,418
Electrical Equipment — 2.7%
A.O. Smith Corp.	300	11,268
Avid Technology, Inc.*	700	26,082
Axcelis Technologies, Inc.*	2,800	16,324
Checkpoint Systems, Inc.*	600	12,120
Credence Systems Corp.*	2,500	13,000
FLIR Systems, Inc.*	2,500	79,575
General Electric Co.	395,100	14,701,671
Genlyte Group, Inc.*	400	31,244
GrafTech International Ltd.*	1,100	7,612
Input/Output, Inc.*	2,700	36,801
Ionatron, Inc.*	2,300	9,430
Lincoln Electric Holdings, Inc.	900	54,378
Littelfuse, Inc.*	400	12,752
Microchip Technology, Inc.	8,150	266,505
Molex, Inc.	2,500	69,250
Molex, Inc. Class A	2,600	82,238
Paxar Corp.*	1,400	32,284
Power Integrations, Inc.*	400	9,380
Power-One, Inc.*	1,200	8,736
Rogers Corp.*	300	17,745
Veeco Instruments, Inc.*	400	7,492
Vicor Corp.	200	2,222
Xilinx, Inc.	12,400	295,244
		15,803,353
Electronics — 2.4%
Advanced Micro Devices, Inc.*	18,400	374,440
Aeroflex, Inc.*	2,400	28,128
Agere Systems, Inc.*	6,440	123,455
Agilent Technologies, Inc.*	16,800	585,480
Altera Corp.*	13,000	255,840
AMETEK, Inc.	3,750	119,400
AMIS Holdings, Inc.*	3,300	34,881
Amkor Technology, Inc.*	6,400	59,776
Amphenol Corp. Class A	3,300	204,864
Analog Devices, Inc.	13,900	456,893
Anixter International, Inc.*	600	32,580
Applied Materials, Inc.	61,400	1,132,830
Applied Micro Circuits Corp.*	10,500	37,380
Arrow Electronics, Inc.*	4,600	145,130
Atmel Corp.*	18,500	111,925
ATMI, Inc.*	500	15,265
Avnet, Inc.*	5,522	140,977
AVX Corp.	6,200	91,698
Belden CDT, Inc.	1,500	58,635
Benchmark Electronics, Inc.*	2,250	54,810
Broadcom Corp. Class A*	17,800	575,118
Brooks Automation, Inc.*	2,500	36,000
Cirrus Logic, Inc.*	3,100	21,328
Coherent, Inc.*	400	12,628
Conexant Systems, Inc.*	18,217	37,163
Cree, Inc.*	2,600	45,032
Cubic Corp.	500	10,850
Cymer, Inc.*	1,500	65,925
Cypress Semiconductor Corp.*	4,900	82,663
Daktronics, Inc.	1,600	58,960
Diodes, Inc.*	1,000	35,480
DSP Group, Inc.*	500	10,850
Emerson Electric Co.	26,400	$1,163,976
Energy Conversion Devices, Inc.*	900	30,582
EnerSys*	1,800	28,800
Entegris, Inc.*	4,717	51,038
Exar Corp.*	600	7,800
Fairchild Semiconductor Corp. Class A*	4,600	77,326
FormFactor, Inc.*	1,100	40,975
Genesis Microchip, Inc.*	900	9,126
Gentex Corp.	5,600	87,136
Harman International Industries, Inc.	1,900	189,829
Hittite Microwave Corp.*	1,100	35,552
Hubbell, Inc. Class B	1,100	49,731
II-VI, Inc.*	1,100	30,734
Integrated Device Technology, Inc.*	6,790	105,109
International Rectifier Corp.*	2,600	100,178
Intersil Corp. Class A	4,500	107,640
Itron, Inc.*	1,000	51,840
Jabil Circuit, Inc.	7,500	184,125
KEMET Corp.*	1,500	10,950
KLA-Tencor Corp.	6,700	333,325
Lam Research Corp.*	4,600	232,852
Lattice Semiconductor Corp.*	3,900	25,272
Linear Technology Corp.	11,000	333,520
LSI Logic Corp.*	14,200	127,800
Maxim Integrated Products, Inc.	11,536	353,232
Micrel, Inc.*	2,800	30,184
Micron Technology, Inc.*	27,514	384,095
Microsemi Corp.*	1,700	33,405
MKS Instruments, Inc.*	1,300	29,354
Multi-Fineline Electronix, Inc.*	600	12,174
National Semiconductor Corp.	12,700	288,290
Newport Corp.*	600	12,570
Novellus Systems, Inc.*	4,556	156,818
OmniVision Technologies, Inc.*	1,000	13,650
ON Semiconductor Corp.*	11,700	88,569
Photronics, Inc.*	600	9,804
PMC-Sierra, Inc.*	7,400	49,654
QLogic Corp.*	5,800	127,136
Rambus, Inc.*	4,400	83,292
Rockwell International Corp.*	6,400	390,912
Sanmina Corp.*	20,220	69,759
Sigmatel, Inc.*	1,000	4,380
Silicon Image, Inc.*	2,600	33,072
Silicon Laboratories, Inc.*	1,100	38,115
Skyworks Solutions, Inc.*	5,500	38,940
Solectron Corp.*	34,500	111,090
Synopsys, Inc.*	4,900	130,977
Taser International, Inc.*	1,000	7,610
Tech Data Corp.*	1,300	49,231
Technitrol, Inc.	1,500	35,835
Tektronix, Inc.	3,000	87,510
Teradyne, Inc.*	7,100	106,216
Tessera Technologies, Inc.*	1,600	64,544
Texas Instruments, Inc.	57,600	1,658,880
Thermo Electron Corp.*	13,523	612,457
Thomas & Betts Corp.*	1,300	61,464
Trimble Navigation Ltd.*	1,950	98,923
TriQuint Semiconductor, Inc.*	5,100	22,950
Vishay Intertechnology, Inc.*	6,430	87,062
Vitesse Semiconductor Corp.*	7,500	6,487
Zoran Corp.*	1,700	24,786
		13,885,027
Energy — 1.7%
Centerpoint Energy, Inc.	11,800	195,644
ChevronTexaco Corp.	84,247	6,194,682

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy (Continued)
CONSOL Energy, Inc.	7,000	$224,910
DTE Energy Co.	6,800	329,188
Energy East Corp.	4,700	116,560
Entergy Corp.	7,500	692,400
Evergreen Energy, Inc.*	2,600	25,714
Evergreen Solar, Inc.*	2,100	15,897
Kinder Morgan, Inc.	3,200	338,400
NRG Energy, Inc.*	5,200	291,252
Peabody Energy Corp.	10,100	408,141
Progress Energy, Inc.	9,100	446,628
Sempra Energy	9,400	526,776
Syntroleum Corp.*	1,700	5,882
Watts Industries, Inc. Class A	400	16,444
		9,828,518
Environmental Services — 0.0%
Headwaters, Inc.*	1,500	35,940
Mine Safety Appliances Co.	800	29,320
Rollins, Inc.	2,350	51,958
		117,218
Facility Services — 0.0%
ABM Industries, Inc.	1,800	40,878

Financial Services — 9.5%
A.G. Edwards, Inc.	3,100	196,199
Advanta Corp. Class B	200	8,726
Affiliated Managers Group, Inc.*	600	63,078
AMBAC Financial Group, Inc.	2,850	253,850
American Capital Strategies Ltd.	5,100	235,926
American Express Co.	46,900	2,845,423
AmeriCredit Corp.*	4,900	123,333
Ameriprise Financial, Inc.	9,040	492,680
Asset Acceptance Capital Corp.*	1,300	21,866
Bank of Hawaii Corp.	1,900	102,505
BlackRock, Inc.	500	75,950
Capital One Financial Corp.	12,772	981,145
CapitalSource, Inc.	4,992	136,332
Cash America International, Inc.	200	9,380
Charles Schwab Corp.	48,500	937,990
CIT Group, Inc.	7,600	423,852
Citigroup, Inc.	188,889	10,521,117
Citizens Banking Corp.	1,500	39,750
Cohen & Steers, Inc.	1,500	60,255
Commerce Bancorp, Inc.	6,500	229,255
CompuCredit Corp.*	1,700	67,677
Countrywide Credit Industries, Inc.	23,100	980,595
Cullen/Frost Bankers, Inc.	2,100	117,222
Digital Insight Corp.*	600	23,094
Dun & Bradstreet Corp.*	1,800	149,022
E*Trade Group, Inc.*	16,200	363,204
Eaton Vance Corp.	4,400	145,244
eFunds Corp.*	1,800	49,500
Equifax, Inc.	4,400	178,640
eSPEED, Inc. Class A*	400	3,492
Fannie Mae	36,800	2,185,552
Federated Investors, Inc. Class B	3,600	121,608
Financial Federal Corp.	300	8,823
First Commonwealth Financial Corp.	2,200	29,546
First Midwest Bancorp, Inc.	1,500	58,020
FirstMerit Corp.	3,000	72,420
Franklin Resources, Inc.	8,000	881,360
Fremont General Corp.	2,800	45,388
Greenhill & Co., Inc.	900	66,420
H&R Block, Inc.	11,800	271,872
IndyMac Bancorp, Inc.	2,400	$108,384
Interactive Data Corp.	3,200	76,928
International Securities Exchange Holdings, Inc.	1,400	65,506
Investment Technology Group, Inc.*	1,500	64,320
Investors Financial Services Corp.	1,700	72,539
Irwin Financial Corp.	400	9,052
J.P. Morgan Chase & Co.	132,008	6,375,986
Jackson Hewitt Tax Service, Inc.	500	16,985
Janus Capital Group, Inc.	7,100	153,289
Jefferies Group, Inc.	4,300	115,326
KeyCorp	15,400	585,662
Knight Capital Group, Inc. Class A*	3,100	59,427
LaBranche & Co., Inc.*	500	4,915
Legg Mason, Inc.	2,850	270,893
Lehman Brothers Holdings, Inc.	20,300	1,585,836
MBIA, Inc.	4,900	357,994
MCG Capital Corp.	1,900	38,608
Mellon Financial Corp.	15,700	661,755
Merrill Lynch & Co., Inc.	34,100	3,174,710
MoneyGram International, Inc.	2,900	90,944
Morgan Stanley Dean Witter & Co.	40,700	3,314,201
Municipal Mortgage & Equity, L. L. C.	700	22,540
Nasdaq Stock Market, Inc.*	4,000	123,160
National City Corp.	22,474	821,649
Nelnet, Inc. Class A*	1,000	27,360
Nuveen Investments Class A	2,800	145,264
NYSE Group, Inc.*	5,600	544,320
Ocwen Financial Corp.*	2,900	45,994
Piper Jaffray Cos., Inc.*	360	23,454
Protective Life Corp.	2,400	114,000
Prudential Financial, Inc.	18,700	1,605,582
Raymond James Financial, Inc.	3,900	118,209
Sky Financial Group, Inc.	4,000	114,160
SLM Corp.	14,800	721,796
State Street Corp.	12,600	849,744
Susquehanna Bancshares, Inc.	1,900	51,072
Synovus Financial Corp.	11,600	357,628
T. Rowe Price Group, Inc.	9,000	393,930
TD Ameritrade Holding Corp.*	23,200	375,376
The Bear Stearns Cos., Inc.	3,500	569,730
The First Marblehead Corp.	2,400	131,160
The Goldman Sachs Group, Inc.	12,500	2,491,875
The South Financial Group, Inc.	2,700	71,793
The Student Loan Corp.	400	82,920
Waddell & Reed Financial, Inc. Class A	2,717	74,337
Wells Fargo & Co.	120,880	4,298,493
Wilmington Trust Corp.	2,500	105,425
World Acceptance Corp.*	900	42,255
		55,103,797
Food & Beverages — 3.3%
American Italian Pasta Co. Class A*	300	2,670
Anheuser-Busch Cos., Inc.	29,400	1,446,480
Archer-Daniels-Midland Co.	26,277	839,813
Brown Forman Corp. Class B	2,000	132,480
Campbell Soup Co.	14,900	579,461
Chiquita Brands International, Inc.	500	7,985
Coca-Cola Co.	89,500	4,318,375
Coca-Cola Enterprises, Inc.	18,100	369,602
ConAgra, Inc.	19,700	531,900
Constellation Brands, Inc. Class A*	7,600	220,552
Corn Products International, Inc.	2,700	93,258
Dean Foods Co.*	5,184	219,179
Del Monte Foods Co.	7,188	79,284
Flowers Foods, Inc.	2,225	60,053

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages (Continued)
General Mills, Inc.	13,500	$777,600
H.J. Heinz Co.	12,100	544,621
Hain Celestial Group, Inc.*	1,400	43,694
Hershey Foods Corp.	6,300	313,740
Hormel Foods Corp.	4,400	164,296
Interstate Bakeries Corp.*	1,300	3,120
Kellogg Co.	14,900	745,894
Kraft Foods, Inc. Class A	18,300	653,310
McCormick & Co., Inc.	4,300	165,808
Molson Coors Brewing Co. Class B	2,300	175,812
Panera Bread Co. Class A*	300	16,773
PepsiAmericas, Inc.	4,400	92,312
PepsiCo, Inc.	62,690	3,921,259
Performance Food Group Co.*	800	22,112
Pilgrim’s Pride Corp.	1,700	50,031
Ralcorp Holdings, Inc.*	500	25,445
Sanderson Farms, Inc.	400	12,116
Sara Lee Corp.	29,300	498,979
Smithfield Foods, Inc.*	4,000	102,640
SYSCO Corp.	23,500	863,860
The J.M. Smucker Co.	1,329	64,417
Tootsie Roll Industries, Inc.	561	18,345
TreeHouse Foods, Inc.*	816	25,459
Triarc Cos, Inc.	1,100	22,000
Triarc Cos., Inc. Class A	200	4,348
Tyson Foods, Inc. Class A	9,202	151,373
Wm. Wrigley Jr. Co.	7,625	394,365
		18,774,821
Forest & Paper Products — 0.4%
International Paper Co.	18,724	638,488
Kimberly-Clark Corp.	16,600	1,127,970
P.H. Glatfelter Co.	700	10,850
Smurfit-Stone Container Corp.*	9,700	102,432
Universal Forest Products, Inc.	200	9,324
Wausau-Mosinee Paper Corp.	800	11,992
Weyerhaeuser Co.	9,400	664,110
		2,565,166
Funeral Services — 0.0%
Service Corp. International	10,600	108,650
Stewart Enterprises, Inc. Class A	3,000	18,750
		127,400
Health Care - Biotechnology — 1.9%
Affymetrix, Inc.*	1,300	29,978
Alexion Pharmaceuticals, Inc.*	1,000	40,390
Amgen, Inc.*	44,822	3,061,791
Applera Corp. - Celera Genomics Group.*	2,000	27,980
Arena Pharmaceuticals ,Inc.*	1,500	19,365
AtheroGenics, Inc.*	600	5,946
Biogen Idec, Inc.*	12,205	600,364
BioMarin Pharmaceutical, Inc.*	3,200	52,448
Biosite, Inc.*	200	9,770
Cambrex Corp.	500	11,360
Charles River Laboratories International, Inc.*	2,588	111,931
CV Therapeutics, Inc.*	1,400	19,544
Digene Corp.*	200	9,584
Encysive Pharmaceuticals, Inc.*	1,700	7,157
Enzon, Inc.*	500	4,255
Exelixis, Inc.*	2,800	25,200
Genentech, Inc.*	29,400	2,385,222
Genzyme Corp.*	9,900	609,642
Gilead Sciences, Inc.*	16,700	1,084,331
ICOS Corp.*	2,500	$84,475
Illumina, Inc.*	1,700	66,827
ImClone Systems, Inc.*	2,700	72,252
Incyte Corp.*	2,000	11,680
Integra LifeSciences Holdings*	400	17,036
LifeCell Corp.*	1,000	24,140
Martek Biosciences Corp.*	600	14,004
Medarex, Inc.*	4,000	59,160
Medtronic, Inc.	43,900	2,349,089
Myriad Genetics, Inc.*	1,300	40,690
Nabi Biopharmaceuticals*	1,600	10,848
Nuvelo, Inc.*	1,600	6,400
PDL BioPharma, Inc.*	3,200	64,448
Pharmaceutical Product Development, Inc.	3,900	125,658
Regeneron Pharmaceuticals, Inc.*	2,300	46,161
Tanox, Inc.*	1,100	21,890
Techne Corp.*	800	44,360
Telik, Inc.*	1,900	8,417
The Medicines Co.*	1,700	53,924
Trimeris, Inc.*	300	3,813
		11,241,530
Health Care - Drugs — 3.6%
Abbott Laboratories	61,100	2,976,181
Abraxis Bioscience, Inc.*	6,250	170,875
Adolor Corp.*	1,600	12,032
Alkermes, Inc.*	2,679	35,818
Alpharma, Inc. Class A	1,700	40,970
AmerisourceBergen Corp.	7,118	320,025
Amylin Pharmaceuticals, Inc.*	4,400	158,708
Barr Laboratories, Inc.*	3,825	191,709
Bristol-Myers Squibb Co.	74,700	1,966,104
Celgene Corp.*	13,200	759,396
Cephalon, Inc.*	2,300	161,943
Cubist Pharmaceuticals, Inc.*	1,600	28,976
Dendreon Corp.*	600	2,502
Eli Lilly & Co.	42,900	2,235,090
Forest Laboratories, Inc.*	11,500	581,900
Impax Laboratories, Inc.*	700	6,790
Inspire Pharmaceuticals, Inc.*	400	2,540
K-V Pharmaceutical Co. Class A*	500	11,890
King Pharmaceuticals, Inc.*	9,249	147,244
Ligand Pharmaceuticals, Inc. Class B*	900	9,855
MannKind Corp.*	1,600	26,384
Medicis Pharmaceutical Corp. Class A	1,300	45,669
MedImmune, Inc.*	9,130	295,538
Millennium Pharmaceuticals, Inc.*	11,300	123,170
Mylan Laboratories, Inc.	6,425	128,243
Neurocrine Biosciences, Inc.*	800	8,336
New River Pharmaceuticals, Inc.*	1,200	65,652
NPS Pharmaceuticals, Inc.*	500	2,265
Onyx Pharmaceuticals, Inc.*	1,300	13,754
OSI Pharmaceuticals, Inc.*	2,200	76,956
Par Pharmaceutical Cos., Inc.*	700	15,659
Pfizer, Inc.	277,075	7,176,243
Pharmion Corp.*	100	2,574
Sciele Pharma, Inc.*	1,300	31,200
Sepracor, Inc.*	3,900	240,162
United Therapeutics Corp.*	200	10,874
Valeant Pharmaceuticals International	3,000	51,720
Vertex Pharmaceuticals, Inc.*	4,000	149,680
ViroPharma, Inc.*	2,700	39,528
Watson Pharmaceuticals, Inc.*	3,900	101,517
Wyeth	51,100	2,602,012
Zymogenetics, Inc.*	3,200	49,824
		21,077,508

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products — 3.4%
Advanced Medical Optics, Inc.*	1,874	$65,965
Align Technology, Inc.*	2,500	34,925
Allergan, Inc.	3,800	455,012
American Medical Systems Holdings, Inc.*	2,100	38,892
Arrow International, Inc.	1,800	63,684
ArthroCare Corp.*	200	7,984
Bausch & Lomb, Inc.	1,300	67,678
Beckman Coulter, Inc.	1,600	95,680
Becton, Dickinson & Co.	9,400	659,410
Biomet, Inc.	8,900	367,303
Boston Scientific Corp.*	40,475	695,361
C.R. Bard, Inc.	3,700	306,989
CONMED Corp.*	500	11,560
Cooper Cos., Inc.	1,155	51,398
Cyberonics, Inc.*	400	8,256
Cytyc Corp.*	3,800	107,540
Dade Behring Holdings, Inc.	2,900	115,449
Datascope Corp.	300	10,932
DENTSPLY International, Inc.	5,734	171,160
Eclipsys Corp.*	300	6,168
Edwards Lifesciences Corp.*	1,400	65,856
Haemonetics Corp.*	500	22,510
Henry Schein, Inc.*	3,000	146,940
Hologic, Inc.*	1,600	75,648
Hospira, Inc.*	5,440	182,675
Human Genome Sciences, Inc.*	4,700	58,468
Immucor, Inc.*	2,175	63,575
Invacare Corp.	500	12,275
Invitrogen Corp.*	1,300	73,567
Johnson & Johnson	112,512	7,428,042
Kinetic Concepts, Inc.*	2,100	83,055
Mentor Corp.	700	34,209
Merck & Co., Inc.	82,900	3,614,440
MGI Pharma, Inc.*	2,800	51,548
Nektar Therapeutics*	3,500	53,235
Patterson Cos., Inc.*	5,000	177,550
Perrigo Co.	3,200	55,360
PolyMedica Corp.	500	20,205
PSS World Medical, Inc.*	2,900	56,637
ResMed, Inc.*	2,300	113,206
Respironics, Inc.*	2,700	101,925
Schering-Plough Corp.	56,300	1,330,932
Sirona Dental Systems, Inc.	1,900	73,169
St. Jude Medical, Inc.*	13,400	489,904
Stryker Corp.	15,400	848,694
Thoratec Corp.*	2,100	36,918
USANA Health Sciences, Inc.*	200	10,332
Varian Medical Systems, Inc.*	4,800	228,336
Ventana Medical Systems, Inc.*	1,400	60,242
Viasys Healthcare, Inc.*	1,500	41,730
West Pharmaceutical Services, Inc.	800	40,984
Wright Medical Group, Inc.*	400	9,312
Zimmer Holdings, Inc.*	8,380	656,824
		19,659,649
Health Care - Services — 2.3%
Allscripts Heathcare Solutions, Inc.*	1,900	51,281
AMERIGROUP Corp.*	1,200	43,068
AmSurg Corp.*	300	6,900
Apria Healthcare Group, Inc.*	800	21,320
Baxter International, Inc.	24,900	1,155,111
Cardinal Health, Inc.	15,900	1,024,437
Caremark Rx, Inc.	16,800	959,448
Centene Corp.*	800	19,656
Cerner Corp.*	2,600	$118,300
Community Health Care*	3,300	120,516
Covance, Inc.*	2,300	135,493
Coventry Health Care, Inc.*	5,150	257,757
DaVita, Inc.*	3,500	199,080
Emdeon Corp.*	11,100	137,529
Express Scripts, Inc.*	4,200	300,720
Genesis HealthCare Corp.*	150	7,085
Health Management Associates, Inc. Class A	8,700	183,657
Health Net, Inc.*	3,900	189,774
HealthExtras, Inc.*	1,300	31,330
Healthspring, Inc.*	500	10,175
Healthways, Inc.*	500	23,855
Humana, Inc.*	5,500	304,205
IMS Health, Inc.	7,700	211,596
Kindred Healthcare, Inc.*	1,800	45,450
Laboratory Corp. of America Holdings*	3,900	286,533
LifePoint Hospitals, Inc.*	233	7,852
Lincare Holdings, Inc.*	3,600	143,424
Magellan Health Services, Inc.*	1,200	51,864
Manor Care, Inc.	2,200	103,224
McKesson HBOC, Inc.	11,000	557,700
Medco Health Solutions, Inc.*	11,469	612,903
MedQuist, Inc.*	500	6,800
Molina Healthcare, Inc.*	1,000	32,510
Odyssey Healthcare, Inc.*	400	5,304
Omnicare, Inc.	4,100	158,383
PAREXEL International Corp.*	1,000	28,970
Pediatrix Medical Group, Inc.*	1,200	58,680
Psychiatric Solutions, Inc.*	1,700	63,784
Quality Systems, Inc.	1,200	44,724
Quest Diagnostics, Inc.	7,500	397,500
Sierra Health Services, Inc.*	1,800	64,872
STERIS Corp.	2,100	52,857
Sunrise Assisted Living, Inc.*	1,400	43,008
Tenet Healthcare Corp.*	17,950	125,112
The TriZetto Group, Inc.*	1,300	23,881
Triad Hospitals, Inc.*	2,787	116,580
United Surgical Partners International, Inc.*	1,600	45,360
UnitedHealth Group, Inc.	51,164	2,749,042
Universal Health Services, Inc. Class B	1,300	72,059
VCA Antech, Inc.*	2,600	83,694
WellCare Health Plans, Inc.*	1,300	89,570
Wellpoint, Inc.*	22,978	1,808,139
		13,392,072
Hotels & Restaurants — 0.1%
Wyndham Worldwide Corp.*	7,609	243,640
Wynn Resorts Ltd.	3,200	300,320
		543,960
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	8,370
Kimball International, Inc. Class B	1,000	24,300
Tempur-Pedic International, Inc.*	2,400	49,104
Whirlpool Corp.	1,867	154,998
		236,772
Household Products — 0.1%
Black & Decker Corp.	2,300	183,931
Church & Dwight Co., Inc.	2,500	106,625
Ethan Allen Interiors, Inc.	800	28,888
Furniture Brands International, Inc.	1,000	16,230
		335,674
Instruments - Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	4,700	172,443

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Bruker BioSciences Corp.*	3,900	$29,289
ev3, Inc.*	2,200	37,906
FEI Co.*	600	15,822
Gen-Probe, Inc.*	1,200	62,844
Greatbatch, Inc.*	300	8,076
Intuitive Surgical, Inc.*	400	38,360
Kyphon, Inc.*	1,500	60,600
Millipore Corp.*	2,000	133,200
Symmetry Medical, Inc.*	200	2,766
Waters Corp.*	3,400	166,498
		727,804
Insurance — 4.4%
21st Century Insurance Group	3,100	54,715
Aetna, Inc.	20,600	889,508
AFLAC, Inc.	19,900	915,400
Alfa Corp.	2,400	45,144
Allstate Corp.	25,200	1,640,772
American Equity Investment Life Holding Co.	1,800	23,454
American Financial Group, Inc.	3,900	140,049
American International Group, Inc.	100,545	7,205,055
American National Insurance Co.	400	45,644
Aon Corp.	12,600	445,284
Argonaut Group, Inc.*	1,000	34,860
Arthur J. Gallagher & Co.	3,200	94,560
Assurant, Inc.	4,400	243,100
Brown & Brown, Inc.	4,700	132,587
Chubb Corp.	14,900	788,359
CIGNA Corp.	3,700	486,809
Cincinnati Financial Corp.	6,614	299,680
CNA Financial Corp.*	10,300	415,296
CNA Surety Corp.*	900	19,350
Conseco, Inc.*	6,800	135,864
Delphi Financial Group, Inc. Class S	1,675	67,770
Erie Indemnity Co. Class A	1,400	81,172
FBL Financial Group, Inc. Class A	200	7,816
Fidelity National Title Group, Inc. Class A	7,004	167,256
Great American Financial Resources, Inc.	1,700	39,185
Hanover Insurance Group, Inc.	1,100	53,680
Harleysville Group, Inc.	600	20,892
Hartford Financial Services Group, Inc.	9,600	895,776
HCC Insurance Holdings, Inc.	3,400	109,106
Hilb, Rogal & Hamilton Co.	1,300	54,756
Horace Mann Educators Corp.	700	14,140
Infinity Property & Casualty Corp.	400	19,356
LandAmerica Financial Group, Inc.	300	18,933
Lincoln National Corp.	10,333	686,111
Loews Corp.	20,000	829,400
Manulife Financial Corp.	12,326	416,496
Markel Corp.*	100	48,010
Marsh & McLennan Cos., Inc.	20,900	640,794
Mercury General Corp.	1,300	68,549
MetLife, Inc.	28,800	1,699,488
MGIC Investment Corp.	2,700	168,858
Nationwide Financial Services, Inc. Class A	1,600	86,720
Odyssey Re Holdings Corp.	2,100	78,330
Ohio Casualty Corp.	1,900	56,639
Old Republic International Corp.	8,775	204,282
Philadelphia Consolidated Holding Corp.*	2,400	106,944
Principal Financial Group, Inc.	10,000	587,000
ProAssurance Corp.*	500	24,960
Radian Group, Inc.	2,400	129,384
Reinsurance Group of America, Inc.	1,600	89,120
RLI Corp.	500	$28,210
Safeco Corp.	3,600	225,180
Selective Insurance Group, Inc.	500	28,645
St. Paul Cos., Inc.*	26,241	1,408,879
StanCorp Financial Group, Inc.	1,400	63,070
State Auto Financial Corp.	1,600	55,568
Stewart Information Services Corp.	300	13,008
The Commerce Group, Inc.	2,600	77,350
The First American Corp.	3,300	134,244
The Navigators Group, Inc.*	100	4,818
The Phoenix Companies, Inc.	2,100	33,369
The PMI Group, Inc.	2,500	117,925
The Progressive Corp.	29,700	719,334
Torchmark, Inc.	2,900	184,904
Transatlantic Holdings, Inc.	1,700	105,570
Triad Guaranty, Inc.*	200	10,974
United Fire & Casualty Co.	700	24,675
Unitrin, Inc.	1,800	90,198
Universal American Financial Corp.*	1,652	30,793
UnumProvident Corp.	12,300	255,594
W.R. Berkley Corp.	6,505	224,488
Zenith National Insurance Corp.	1,200	56,292
		25,419,501
Internet Services — 0.9%
Akamai Technologies, Inc.*	6,254	332,212
Ariba, Inc.*	633	4,899
CACI International, Inc. Class A*	600	33,900
CMGI, Inc.*	4,000	5,360
CNET Networks, Inc.*	5,300	48,177
Cogent Communications Group, Inc.*	1,000	16,220
Digital River, Inc.*	1,400	78,106
EarthLink, Inc.*	4,500	31,950
Equinix, Inc.*	200	15,124
Expedia, Inc.*	10,158	213,115
F5 Networks, Inc.*	1,400	103,894
GSI Commerce, Inc.*	900	16,875
IAC/InterActiveCorp*	10,158	377,471
j2 Global Communications, Inc.*	1,800	49,050
Juniper Networks, Inc.*	21,506	407,324
Jupitermedia Corp.*	400	3,168
Liberty Media Holding Corp. - Interactive Class A*	24,150	520,916
Monster Worldwide, Inc.*	4,000	186,560
Move, Inc.*	4,700	25,897
Netflix, Inc.*	1,800	46,548
NetRatings, Inc.*	400	7,004
Overstock.com, Inc.*	200	3,160
Priceline.com, Inc.*	1,500	65,415
Qwest Communications International, Inc.*	72,429	606,231
Real Networks, Inc.*	5,500	60,170
Redback Networks, Inc.*	1,800	44,892
S1 Corp.*	1,300	7,163
SafeNet, Inc.*	400	9,576
Total System Services, Inc.	7,500	197,925
United Online, Inc.	2,150	28,552
ValueClick, Inc.*	3,400	80,342
VeriSign, Inc.*	9,315	224,026
WebEx Communications, Inc.*	1,600	55,824
Websense, Inc.*	1,600	36,528
Yahoo!, Inc.*	50,710	1,295,133
		5,238,707
Leisure — 0.8%
Ameristar Casinos, Inc.	1,800	55,332
Aztar Corp.*	600	32,652
Bally Technologies, Inc.*	1,600	29,888

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure (Continued)
Boyd Gaming Corp.	3,400	$154,054
Brunswick Corp.	3,500	111,650
Choice Hotels International, Inc.	1,600	67,360
Escala Group, Inc.*	1,000	7,690
Gaylord Entertainment Co.*	700	35,651
Harrah’s Entertainment, Inc.	7,003	579,288
Hilton Hotels Corp.	13,800	481,620
International Game Technology	12,100	559,020
International Speedway Corp. Class A	500	25,520
Isle of Capri Casinos, Inc.*	300	7,974
K2, Inc.*	500	6,595
Life Time Fitness, Inc.*	1,300	63,063
Marriott International, Inc. Class A	15,700	749,204
MGM Mirage, Inc.*	10,300	590,705
Multimedia Games, Inc.*	700	6,720
Penn National Gaming, Inc.*	2,700	112,374
Pinnacle Entertainment, Inc.*	2,000	66,280
Sabre Holdings Corp. Class A	4,516	144,015
Scientific Games Corp. Class A*	3,100	93,713
Shuffle Master, Inc.*	600	15,720
Six Flags, Inc.*	3,200	16,768
Speedway Motorsports, Inc.	2,000	76,800
Starwood Hotels & Resorts Worldwide, Inc.	7,800	487,500
Station Casinos, Inc.	1,850	151,090
The Marcus Corp.	200	5,116
Topps Co., Inc.	900	8,010
Vail Resorts, Inc.*	1,400	62,748
WMS Industries, Inc.*	500	17,430
		4,821,550
Machinery — 0.8%
Albany International Corp. Class A	400	13,164
Applied Industrial Technologies, Inc.	1,675	44,069
Baldor Electric Co.	400	13,368
CARBO Ceramics, Inc.	300	11,211
Caterpillar, Inc.	25,400	1,557,782
Deere & Co.	8,200	779,574
Dover Corp.	6,900	338,238
Flowserve Corp.*	1,800	90,846
Gardner Denver, Inc.*	1,900	70,889
Graco, Inc.	2,650	104,993
IDEX Corp.	2,000	94,820
Joy Global, Inc.	3,900	188,526
Kennametal, Inc.	700	41,195
Lone Star Technologies, Inc.*	400	19,364
National-Oilwell, Inc.*	5,905	361,268
Regal-Beloit Corp.	300	15,753
Sauer-Danfoss, Inc.	1,500	48,375
SPX Corp.	2,000	122,320
Terex Corp.*	3,600	232,488
The Manitowoc Co., Inc.	2,200	130,746
Universal Compression Holdings, Inc.*	300	18,633
Woodward Governor Co.	600	23,826
		4,321,448
Manufacturing — 0.4%
Alberto-Culver Co.*	3,500	75,075
American Standard Cos., Inc.	8,000	366,800
AptarGroup, Inc.	700	41,328
Ball Corp.	3,200	139,520
Blount International, Inc.*	1,400	18,844
Briggs & Stratton Corp.	1,000	26,950
CLARCOR, Inc.	1,800	60,858
Cognex Corp.	1,500	35,730
Donaldson Co., Inc.	2,400	83,304
Eaton Corp.	5,300	$398,242
Jacuzzi Brands, Inc.*	2,100	26,103
Leggett & Platt, Inc.	6,300	150,570
Lennox International, Inc.	2,100	64,281
Mueller Water Products, Inc.*	2,313	34,470
Nordson Corp.	400	19,932
Packaging Corp. of America	3,500	77,350
Pall Corp.	4,200	145,110
Polaris Industries, Inc.	800	37,464
Quanex Corp.	1,450	50,156
The Brink’s Co.	1,200	76,704
Varian, Inc.*	500	22,395
Verigy Ltd.*	2,056	36,494
Wabtec Corp.	2,000	60,760
Zebra Technologies Corp. Class A*	1,875	65,231
		2,113,671
Metals & Mining — 0.7%
Alcoa, Inc.	33,100	993,331
Alpha Natural Resources, Inc.*	600	8,538
AMCOL International Corp.	1,000	27,740
Arch Coal, Inc.	5,400	162,162
Century Aluminum Co.*	349	15,583
Cleveland-Cliffs, Inc.	800	38,752
Coeur d’Alene Mines Corp.*	9,900	49,005
Commercial Metals Co.	4,600	118,680
Compass Minerals International, Inc.	1,000	31,560
Freeport-McMoran Copper & Gold, Inc. Class B	6,300	351,099
Gibraltar Industries, Inc.	1,000	23,510
Hecla Mining Co.*	4,300	32,938
Kaydon Corp.	500	19,870
Massey Energy Co.	3,000	69,690
MSC Industrial Direct Co., Inc. Class A	1,000	39,150
Mueller Industries, Inc.	500	15,850
Newmont Mining Corp.	15,200	686,280
Phelps Dodge Corp.	5,400	646,488
Precision Castparts Corp.	4,524	354,139
Stillwater Mining Co.*	3,300	41,217
Titanium Metals Corp.*	5,400	159,354
USEC, Inc.*	2,200	27,984
		3,912,920
Multimedia — 2.3%
A.H. Belo Corp. Series A	2,400	44,088
CBS Corp. Class A	1,700	53,074
CBS Corp. Class B	26,907	838,960
DreamWorks Animation SKG, Inc. Class A*	1,300	38,337
Emmis Communications Corp. Class A	1,082	8,916
Gannett Co., Inc.	8,600	519,956
Gemstar-TV Guide International, Inc.*	16,661	66,811
Macrovision Corp.*	1,700	48,042
Martha Stewart Living Omnimedia, Inc. Class A	200	4,380
McGraw-Hill Cos, Inc.	12,700	863,854
Media General, Inc. Class A	400	14,868
Meredith Corp.	900	50,715
News Corp. Class A	37,100	825,846
News Corp. Class B	82,344	1,768,749
The E.W. Scripps Co. Class A	4,600	229,724
Time Warner, Inc.	151,000	3,288,780
Tribune Co.	10,900	335,502
Triple Crown Media, Inc.*	50	387
Viacom, Inc. Class A*	1,700	69,717
Viacom, Inc. Class B*	24,607	1,009,625
Walt Disney Co.	83,440	2,859,489

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia (Continued)
Warner Music Group Corp.	5,300	$121,635
XM Satellite Radio Holdings, Inc. Class A*	6,700	96,815
		13,158,270
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	2,000	43,900
IKON Office Solutions, Inc.*	5,000	81,850
Lexmark International Group, Inc. Class A*	3,400	248,880
Pitney Bowes, Inc.	8,400	387,996
Xerox Corp.*	35,200	596,640
		1,359,266
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	43,170
Acco Brands Corp.*	2,069	54,766
Avery Dennison Corp.*	4,000	271,720
Herman Miller, Inc.	1,600	58,176
HNI Corp.	500	22,205
Interface, Inc.*	1,700	24,174
Knoll, Inc.	100	2,200
OfficeMax, Inc.	2,100	104,265
Steelcase, Inc. Class A	2,200	39,952
		620,628
Oil & Gas — 7.1%
AGL Resources, Inc.	3,100	120,621
Anadarko Petroleum Corp.	17,400	757,248
Apache Corp.	12,584	836,962
Aquila, Inc.*	13,500	63,450
Atmos Energy Corp.	2,700	86,157
ATP Oil & Gas Corp.*	1,000	39,570
Atwood Oceanics, Inc.*	1,200	58,764
Baker Hughes, Inc.	12,300	918,318
Berry Petroleum Co. Class A	1,600	49,616
BJ Services Co.	11,700	343,044
Cabot Oil & Gas Corp. Class A	1,750	106,138
Cameron International Corp.*	3,900	206,895
Cheniere Energy, Inc.*	1,200	34,644
Chesapeake Energy Corp.	16,200	470,610
Cimarex Energy Co.	2,810	102,565
CNX Gas Corp.*	5,700	145,350
Comstock Resources, Inc.*	1,100	34,166
ConocoPhillips	62,678	4,509,682
Delta Petroleum Corp.*	1,300	30,108
Denbury Resources, Inc.*	3,600	100,044
Devon Energy Corp.	16,740	1,122,919
Diamond Offshore Drilling, Inc.	4,400	351,736
Dresser-Rand Group, Inc.*	3,100	75,857
El Paso Corp.	26,453	404,202
Encore Aquisition Co.*	1,750	42,928
Energen Corp.	2,500	117,350
Energy Partners Ltd.*	1,000	24,420
ENSCO International, Inc.	4,900	245,294
EOG Resources, Inc.	9,200	574,540
Equitable Resources, Inc.	4,300	179,525
EXCO Resources, Inc.*	900	15,219
Exxon Mobil Corp.	225,864	17,307,958
FMC Technologies, Inc.*	2,500	154,075
Forest Oil Corp.*	2,300	75,164
Frontier Oil Corp.	3,600	103,464
Grant Prideco, Inc.*	4,600	182,942
Grey Wolf, Inc.*	6,900	47,334
Halliburton Co.	39,200	1,217,160
Hanover Compressor Co.*	3,700	69,893
Helix Energy Solutions Group, Inc.*	2,730	85,640
Helmerich & Payne, Inc.	2,400	$58,728
Hess Corp.	10,100	500,657
Holly Corp.	1,400	71,960
Hornbeck Offshore Services, Inc.*	1,000	35,700
Houston Exploration Co.*	500	25,890
Hugoton Royalty Trust	649	15,965
Hydril Co.*	200	15,038
Key Energy Services, Inc.*	2,900	45,385
Marathon Oil Corp.	12,501	1,156,342
Mariner Energy, Inc.*	3,271	64,112
Murphy Oil Corp.	7,100	361,035
National Fuel Gas Co.	2,900	111,766
New Jersey Resources Corp.	500	24,290
Newfield Exploration Co.*	4,300	197,585
Newpark Resources, Inc.*	2,600	18,746
Nicor, Inc.	1,500	70,200
Noble Energy, Inc.	6,368	312,478
Occidental Petroleum Corp.	27,280	1,332,082
Oceaneering International, Inc.*	1,900	75,430
Oil States International, Inc.*	1,600	51,568
ONEOK, Inc.	4,200	181,104
oQuicksilver Resources, Inc.*	2,900	106,111
Parallel Petroleum Corp.*	1,300	22,841
Parker Drilling Co.*	2,900	23,693
Patterson-UTI Energy, Inc.	6,200	144,026
Penn Virginia Corp.	200	14,008
Petrohawk Energy Corp.*	6,410	73,715
Piedmont Natural Gas Co., Inc.	2,300	61,525
Pioneer Natural Resources Co.	3,802	150,901
Plains Exploration & Production Co.*	2,700	128,331
Pogo Producing Co.	1,700	82,348
Pride International, Inc.*	5,400	162,054
Range Resources Corp.	4,700	129,062
Rowan Cos., Inc.	3,300	109,560
RPC, Inc.	4,875	82,290
SEACOR Holdings, Inc.*	300	29,742
Smith International, Inc.	7,700	316,239
South Jersey Industries, Inc.	400	13,364
Southern Union Co.	4,288	119,850
Southwestern Energy Co.*	6,400	224,320
St. Mary Land & Exploration Co.	1,700	62,628
Sunoco, Inc.	3,800	236,968
Superior Energy Services, Inc.*	2,300	75,164
Swift Energy Co.*	300	13,443
Tesoro Petroleum Corp.	2,500	164,425
The Meridian Resource Corp.*	800	2,472
Tidewater, Inc.	1,300	62,868
UGI Corp.	3,100	84,568
Unit Corp.*	900	43,605
Valero Energy Corp.	22,418	1,146,905
W-H Energy Services, Inc.*	200	9,738
Whiting Petroleum Corp.*	800	37,280
Williams Cos., Inc.	22,600	590,312
XTO Energy, Inc.	12,309	579,138
		41,241,127
Paper & Related Products — 0.1%
Bowater, Inc.	1,200	27,000
Louisiana-Pacific Corp.	3,600	77,508
MeadWestvaco Corp.	6,540	196,592
Neenah Paper, Inc.	393	13,881
Potlatch Corp.	481	21,078
Temple-Inland, Inc.	4,000	184,120
		520,179
Personal Care — 0.0%
Chattem, Inc.*	200	10,016

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Care (Continued)
Elizabeth Arden, Inc.*	300	$5,715
Nu Skin Enterprises, Inc. Class A	2,400	43,752
Revlon, Inc. Class A*	13,652	17,475
		76,958
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,900	281,220

Printing — 0.1%
Cenveo, Inc.*	1,800	38,160
Consolidated Graphics, Inc.*	200	11,814
R. R. Donnelley & Sons Co.	7,800	277,212
Valassis Communications, Inc.*	1,000	14,500
		341,686
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	87,400
Idearc, Inc.*	5,510	157,861
John Wiley & Sons, Inc. Class A	1,000	38,470
Journal Register Co.	600	4,380
Lee Enterprises, Inc.	800	24,848
Marvel Entertainment, Inc.*	2,300	61,893
PRIMEDIA, Inc.*	8,400	14,196
ProQuest Co.*	500	5,225
Scholastic Corp.*	1,600	57,344
Sun-Times Media Group, Inc. Class A	2,100	10,311
The McClatchy Co. Class A	1,525	66,033
The New York Times Co. Class A	5,200	126,672
The Reader’s Digest Association, Inc.	2,800	46,760
		701,393
Real Estate — 0.2%
CB Richard Ellis Group, Inc. Class A*	8,500	282,200
Corrections Corp. of America*	2,300	104,029
Jones Lang LaSalle, Inc.	600	55,302
Realogy Corp.*	9,512	288,404
The St. Joe Co.	2,000	107,140
		837,075
Restaurants — 0.8%
Applebee’s International, Inc.	2,600	64,142
Bob Evans Farms, Inc.	700	23,954
Brinker International, Inc.	3,450	104,052
CBRL Group, Inc.*	1,100	49,236
CEC Entertainment, Inc.*	600	24,150
CKE Restaurants, Inc.	1,700	31,280
Darden Restaurants, Inc.	5,100	204,867
Domino’s Pizza, Inc.	2,300	64,400
IHOP Corp.	400	21,080
Jack in the Box, Inc.*	500	30,520
Krispy Kreme Doughnuts, Inc.*	1,000	11,100
Landry’s Seafood Restaurants, Inc.	300	9,027
McDonald’s Corp.	47,400	2,101,242
OSI Restaurant Partners, Inc.	2,800	109,760
P.F. Chang’s China Bistro, Inc.*	900	34,542
Papa John’s International, Inc.*	1,500	43,515
RARE Hospitality International, Inc.*	500	16,465
Ruby Tuesday, Inc.	1,400	38,416
Sonic Corp.*	3,125	74,844
Starbucks Corp.*	28,700	1,016,554
Texas Roadhouse, Inc. Class A*	300	3,978
The Cheesecake Factory*	2,850	70,110
Wendy’s International, Inc.	4,000	132,360
Yum! Brands, Inc.	9,600	564,480
		4,844,074
Retail - Food — 0.3%
Kroger Co.	27,500	$634,425
Ruddick Corp.	900	24,975
Safeway, Inc.	16,900	584,064
SUPERVALU, Inc.	8,075	288,681
The Great Atlantic & Pacific Tea Co., Inc.	1,100	28,314
Tim Hortons, Inc.	5,417	156,877
Weis Markets, Inc.	400	16,044
Whole Foods Market, Inc.	5,400	253,422
		1,986,802
Retail - General — 2.3%
99 Cents Only Stores*	2,366	28,794
Big Lots, Inc.*	3,700	84,804
BJ’s Wholesale Club, Inc.*	1,700	52,887
Casey’s General Stores, Inc.	1,800	42,390
CVS Corp.	31,100	961,301
Dillards, Inc. Class A	2,900	101,413
Dollar General Corp.	10,525	169,032
Family Dollar Stores, Inc.	5,800	170,114
Federated Department Stores, Inc.	21,008	801,035
Fred’s, Inc.	500	6,020
J.C. Penney Co., Inc.	8,000	618,880
Longs Drug Stores Corp.	600	25,428
Retail Ventures, Inc.*	1,600	30,464
Sears Holdings Corp.*	4,025	675,918
Target Corp.	32,600	1,859,830
TJX Cos., Inc.	16,600	473,432
Wal-Mart Stores, Inc.	158,400	7,314,912
		13,416,654
Retail - Specialty — 3.4%
Abercrombie & Fitch Co. Class A	2,500	174,075
Aeropostale, Inc.*	1,200	37,044
Amazon.com, Inc.*	15,900	627,414
American Eagle Outfitters, Inc.	8,550	266,845
American Greetings Corp. Class A	1,700	40,579
AnnTaylor Stores Corp.*	2,650	87,026
AutoNation, Inc.*	9,400	200,408
Barnes & Noble, Inc.	1,700	67,507
bebe stores, inc.	2,750	54,423
Bed Bath & Beyond, Inc.*	10,700	407,670
Best Buy Co., Inc.	17,625	866,974
Blockbuster, Inc. Class A*	4,500	23,805
Blockbuster, Inc. Class B*	2,600	12,740
Borders Group, Inc.	1,600	35,760
Brown Shoe Co., Inc.*	1,000	47,740
Cabela’s, Inc. Class A*	2,100	50,673
Callaway Golf Co.	2,100	30,261
Chico’s FAS, Inc.*	5,800	120,002
Children’s Place Retail Stores, Inc.*	800	50,816
Christopher & Banks Corp.	1,400	26,124
Circuit City Stores-Circuit City Group	6,400	121,472
Claire’s Stores, Inc.	3,000	99,420
Coldwater Creek, Inc.*	3,350	82,142
Copart, Inc.*	2,850	85,500
Cost Plus, Inc.*	300	3,090
Costco Wholesale Corp.	17,900	946,373
Dollar Tree Stores, Inc.*	3,700	111,370
eBay, Inc.*	50,200	1,509,514
Foot Locker, Inc.	5,000	109,650
GameStop Corp. Class A*	637	34,882
GameStop Corp. Class B*	1,357	74,784
Group 1 Automotive, Inc.	400	20,688
Guitar Center, Inc.*	300	13,638
Hibbett Sporting Goods, Inc.*	1,100	33,583
Home Depot, Inc.	78,550	3,154,568

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Hot Topic, Inc.*	600	$8,004
Jo-Ann Stores, Inc.*	200	4,920
K-Swiss, Inc. Class A	400	12,296
Kohl’s Corp.*	12,400	848,532
La-Z-Boy, Inc.	1,400	16,618
Liz Claiborne, Inc.	3,800	165,148
Lowe’s Cos., Inc.	58,900	1,834,735
Movie Gallery, Inc.*	700	2,464
NBTY, Inc.*	2,600	108,082
Nordstrom, Inc.	9,200	453,928
Nutri/System, Inc.*	1,000	63,390
Office Depot, Inc.*	10,500	400,785
Pacific Sunwear of California, Inc.*	2,050	40,139
Payless ShoeSource, Inc.*	2,200	72,204
Pep Boys - Manny, Moe & Jack	2,000	29,720
PETsMART, Inc.	5,100	147,186
Pier 1 Imports, Inc.	3,100	18,445
RadioShack Corp.	5,200	87,256
RC2 Corp.*	200	8,800
Regis Corp.	1,100	43,494
Rite Aid Corp.*	20,100	109,344
Ross Stores, Inc.	4,900	143,570
Saks, Inc.	4,600	81,972
Select Comfort Corp.*	1,950	33,911
Sonic Automotive, Inc. Class A	400	11,616
Sotheby’s Holdings, Inc. Class A	2,300	71,346
Stage Stores, Inc.	300	9,117
Staples, Inc.	27,650	738,255
Stein Mart, Inc.	500	6,630
The Cato Corp. Class A	300	6,873
The Dress Barn, Inc.*	2,000	46,660
The Gap, Inc.	31,300	610,350
The Gymboree Corp.*	1,000	38,160
The Limited, Inc.	15,080	436,415
The Men’s Wearhouse, Inc.	1,750	66,955
The Nautilus Group, Inc.	500	7,000
The Sherwin Williams Co.	4,700	298,826
The Talbots, Inc.	1,300	31,330
Tiffany & Co.	4,800	188,352
Tractor Supply Co.*	1,400	62,594
Tuesday Morning Corp.	600	9,330
Tween Brands, Inc.*	500	19,965
Urban Outfitters, Inc.*	5,300	122,059
V.F. Corp.	4,000	328,320
Walgreen Co.	38,300	1,757,587
Williams-Sonoma, Inc.	4,100	128,904
Zale Corp.*	1,600	45,136
		19,405,283
Steel — 0.3%
AK Steel Holding Corp.*	4,200	70,980
Allegheny Technologies, Inc.	3,100	281,108
Carpenter Technology Corp.	300	30,756
Chaparral Steel Co.	1,800	79,686
Nucor Corp.	11,200	612,192
Oregon Steel Mills, Inc.*	1,000	62,410
Reliance Steel & Aluminum Co.	2,800	110,264
Schnitzer Steel Industries, Inc. Class A	500	19,850
Steel Dynamics, Inc.	2,000	64,900
The Timken Co.	3,000	87,540
United States Steel Corp.	4,400	321,816
Valmont Industries, Inc.	1,000	55,490
Worthington Industries, Inc.	3,000	53,160
		1,850,152
Telecommunications — 4.3%
ADC Telecommunications, Inc.*	3,747	$54,444
ADTRAN, Inc.	2,300	52,210
Alcatel-Lucent	27,757	394,705
ALLTEL Corp.	14,824	896,556
American Tower Corp. Class A*	16,800	626,304
AT&T, Inc.	147,596	5,276,557
Avaya, Inc.*	16,900	236,262
BellSouth Corp.	62,300	2,934,953
Cablevision Systems Corp. Class A	8,600	244,928
Centennial Communications Corp. Class A*	3,600	25,884
CenturyTel, Inc.	4,400	192,104
Ciena Corp.*	3,157	87,480
Cincinnati Bell, Inc.*	12,600	57,582
Citizens Communications Co.	11,700	168,129
Commonwealth Telephone Enterprises, Inc.	300	12,558
CommScope, Inc.*	1,800	54,864
Comverse Technology, Inc.*	6,800	143,548
Crown Castle International Corp.*	7,717	249,259
Ditech Networks, Inc.*	300	2,076
Dobson Communications Corp. Class A*	5,700	49,647
EchoStar Communications Corp. Class A*	6,900	262,407
Embarq Corp.	5,130	269,633
FiberTower Corp.*	5,400	31,752
Harmonic, Inc.*	900	6,543
Harris Corp.	4,500	206,370
IDT Corp.*	200	2,706
IDT Corp. Class B*	1,800	23,544
InfoSpace, Inc.*	500	10,255
InterDigital Communication Corp.*	2,000	67,100
Leap Wireless International, Inc.*	2,200	130,834
Level 3 Communications, Inc.*	44,600	249,760
Motorola, Inc.	93,100	1,914,136
NeuStar, Inc.*	2,700	87,588
NII Holdings, Inc. Class B*	5,800	373,752
Novatel Wireless, Inc.*	200	1,934
Plantronics, Inc.	1,100	23,320
Powerwave Technologies, Inc.*	3,500	22,575
Premiere Global Services, Inc.*	1,800	16,992
Price Communications Corp.	1,825	38,416
QUALCOMM, Inc.	59,600	2,252,284
RCN Corp.*	500	15,075
RF Micro Devices, Inc.*	6,400	43,456
SBA Communications Corp. Class A*	3,900	107,250
Sprint Corp.	102,616	1,938,416
Sycamore Networks, Inc.*	10,100	37,976
Symbol Technologies, Inc.	8,550	127,737
Telephone & Data Systems, Inc.	1,200	65,196
Telephone & Data Systems, Inc.	2,200	109,120
Tellabs, Inc.*	16,256	166,787
Time Warner Telecom, Inc. Class A*	4,000	79,720
United States Cellular Corp.*	1,300	90,467
Verizon Communications	110,200	4,103,848
Windstream Corp.*	15,326	217,936
Wireless Facilities, Inc.*	700	1,995
		24,856,930
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	51,000
Charming Shoppes, Inc.*	4,400	59,532
Coach, Inc.*	13,800	592,848
Columbia Sportswear Co.	1,000	55,700
DHB Industries, Inc.(a),*	500	1,475
G & K Services, Inc. Class A	200	7,778
Guess?, Inc.*	1,400	88,802
Hanesbrands, Inc.*	3,425	80,898

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Jones Apparel Group, Inc.	4,300	$143,749
Kellwood Co.	400	13,008
Mohawk Industries, Inc.*	1,643	122,995
NIKE, Inc. Class B	5,200	514,956
Oakley, Inc.	2,100	42,126
Oxford Industries, Inc.	300	14,895
Phillips-Van Heusen Corp.	1,400	70,238
Polo Ralph Lauren Corp.	1,500	116,490
Quiksilver, Inc.*	4,600	72,450
Skechers U.S.A., Inc. Class A*	1,000	33,310
The Finish Line, Inc. Class A	800	11,424
The Warnaco Group, Inc.*	1,400	35,532
Timberland Co.*	2,000	63,160
Wolverine World Wide, Inc.	2,200	62,744
		2,255,110
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	1,500	21,450
Goodyear Tire & Rubber Co.*	6,400	134,336
		155,786
Tobacco — 1.3%
Altria Group, Inc.	75,100	6,445,082
Loews Corp. - Carolina Group	1,600	103,552
Reynolds American, Inc.	11,200	733,264
UST, Inc.	5,800	337,560
		7,619,458
Tools-Hand Held — 0.0%
Snap-on, Inc.	1,400	66,696
Stanley Works	3,000	150,870
Toro Co.	1,000	46,630
		264,196
Transportation — 1.3%
ABX Air, Inc.*	600	4,158
Alexander & Baldwin, Inc.	900	39,906
Arkansas Best Corp.	400	14,400
Bristow Group, Inc.*	200	7,218
Burlington Northern Santa Fe Corp.	13,800	1,018,578
C.H. Robinson Worldwide, Inc.	5,800	237,162
Con-way, Inc.	2,000	88,080
CSX Corp.	16,000	550,880
EGL, Inc.*	800	23,824
FedEx Corp.	8,400	912,408
Forward Air Corp.	450	13,019
GATX Corp.	1,700	73,661
Genesee & Wyoming, Inc. Class A*	1,300	34,112
Heartland Express, Inc.	3,066	46,051
Hub Group, Inc. Class A*	1,400	38,570
J.B. Hunt Transport Services, Inc.	5,300	110,081
Kansas City Southern Industries, Inc.*	2,100	60,858
Kirby Corp.*	2,000	68,260
Knight Transportation, Inc.	2,625	44,756
Laidlaw International, Inc.	3,600	109,548
Landstar Systems, Inc.	1,600	61,088
Norfolk Southern Corp.	15,800	794,582
Old Dominion Freight Line, Inc.*	1,450	34,902
Overseas Shipholding Group, Inc.	900	50,670
Ryder System, Inc.	1,600	81,696
Swift Transportation Co., Inc.*	2,500	65,675
Union Pacific Corp.	8,400	772,968
United Parcel Service, Inc. Class B	25,100	1,881,998
Werner Enterprises, Inc.	2,700	47,196
YRC Worldwide, Inc.*	1,263	47,653
		7,333,958
Utilities — 3.0%
AES Corp.*	26,500	$584,060
Allegheny Energy, Inc.*	6,200	284,642
Alliant Energy Corp.	3,700	139,749
Ameren Corp.	7,800	419,094
American Electric Power Co., Inc.	15,800	672,764
American Power Conversion Corp.	7,300	223,307
Aqua America, Inc.	4,034	91,894
Avista Corp.	1,000	25,310
Black Hills Corp.	500	18,470
CH Energy Group, Inc.	300	15,840
Cleco Corp.	1,600	40,368
CMS Energy Corp.*	8,400	140,280
Consolidated Edison, Inc.	9,300	447,051
Constellation Energy Group	6,100	420,107
Dominion Resources, Inc.	11,800	989,312
DPL, Inc.	4,300	119,454
Duke Energy Corp.	46,956	1,559,409
Dynegy, Inc. Class A*	15,000	108,600
Edison International	12,400	563,952
El Paso Electric Co.*	1,200	29,244
Exelon Corp.	25,400	1,572,006
FirstEnergy Corp.	11,900	717,570
FPL Group, Inc.	14,600	794,532
FuelCell Energy, Inc.*	900	5,814
IDACORP, Inc.	1,600	61,840
KeySpan Corp.	5,600	230,608
MDU Resources Group, Inc.	6,825	174,993
MGE Energy, Inc.	200	7,316
Mirant Corp.*	10,800	340,956
NiSource, Inc.	9,837	237,072
Northeast Utilities	5,000	140,800
Northwest Natural Gas Co.	1,400	59,416
NorthWestern Corp.	400	14,152
OGE Energy Corp.	3,100	124,000
Otter Tail Power Co.	600	18,696
Parker-Hannifin Corp.	4,300	330,584
Peoples Energy Corp.	700	31,199
Pepco Holdings, Inc.	7,200	187,272
PG&E Corp.	13,200	624,756
Pinnacle West Capital Corp.	3,200	162,208
PNM Resources, Inc.	1,950	60,645
PPL Corp.	13,700	491,008
Public Service Enterprise Group, Inc.	6,700	444,746
Puget Energy, Inc.	3,700	93,832
Questar Corp.	2,200	182,710
Reliant Resources, Inc.*	11,044	156,935
SCANA Corp.	3,900	158,418
Sierra Pacific Resources*	8,400	141,372
Southern Co.	28,200	1,039,452
Southwest Gas Corp.	1,500	57,555
TECO Energy, Inc.	7,500	129,225
The Laclede Group, Inc.	300	10,509
TXU Corp.	17,500	948,675
UIL Holdings Corp.	333	14,049
Unisource Energy Corp.	600	21,918
Vectren Corp.	2,700	76,356
WGL Holdings, Inc.	1,900	61,902
Wisconsin Energy Corp.	4,000	189,840
WPS Resources Corp.	800	43,224
Xcel Energy, Inc.	14,500	334,370
		17,385,438
Waste Management — 0.2%
Allied Waste Industries, Inc.*	13,900	170,831
Republic Services, Inc. Class A	4,200	170,814

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Waste Management (Continued)
Stericycle, Inc.*	900	$67,950
Waste Connections, Inc.*	750	31,162
Waste Management, Inc.	20,500	753,784
		1,194,541
TOTAL COMMON STOCKS (Identified Cost $429,139,956)		546,734,540
RIGHTS — 0.0%
Cosmetics & Toiletries — 0.0%
Revlon, Inc.*	13,652	683

TOTAL RIGHTS (Identified Cost $0)		683
MUTUAL FUNDS — 4.5%
Other — 4.5%
DFA U.S. MicroCap Portfolio	1,641,190	25,766,677

TOTAL MUTUAL FUNDS (Identified Cost $21,593,893)		25,766,677
SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	4,537,709	4,537,709
		4,537,710
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,537,710)		4,537,710
Total Investments — 99.7% (Indentified Cost $455,271,559)#		577,039,610

Cash and Other Assets, Less liabilities — 0.3%		1,837,648
Net Assets — 100.0%		$578,877,258

†	See Note 1.
#

At December 31, 2006 the aggregate cost of investment securities for income tax purposes was $455,271,559. Net unrealized appreciation aggregated $121,768,051 of which $136,907,286 related to appreciated investment securities and $15,139,235 related to depreciated investment securities.

*	Non-income producing security

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2006 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	516	$19,133
Northrop Grumman Corp.	92,033	6,230,634
Raytheon Co.	59,300	3,131,040
		9,380,807
Agricultural Operations — 0.2%
AGCO Corp.*	22,576	698,501

Airlines — 0.8%
Southwest Airlines Co.	164,300	2,517,076

Auto & Related — 2.1%
Avis Budget Group, Inc.	14,647	317,693
Ford Motor Co.	326,100	2,449,011
General Motors Corp.	133,500	4,101,120
TRW Automotive Holdings Corp.*	3,500	90,545
United Rentals, Inc.*	6,300	160,209
		7,118,578
Banks/Savings & Loans — 1.1%
New York Community Bancorp, Inc.	70,200	1,130,220
Sovereign Bancorp, Inc.	58,730	1,491,155
Washington Mutual, Inc.	15,499	705,049
Webster Financial Corp.	7,500	365,400
		3,691,824
Broadcasting — 7.1%
Clear Channel Communications, Inc.	97,472	3,464,155
Comcast Corp. Class A*	258,427	10,939,215
Comcast Corp. Class A Special*	56,300	2,357,844
Cox Radio, Inc. Class A*	2,200	35,860
Discovery Holding Co. Class A*	44,300	712,787
Hearst-Argyle Television, Inc.	12,100	308,550
Liberty Global, Inc. Class A*	18,605	542,336
Liberty Global, Inc. Series C*	24,775	693,700
Liberty Media Holding Corp. - Capital Series A*	32,163	3,151,330
Radio One, Inc. Class D*	2,400	16,176
Univision Communications, Inc. Class A*	43,600	1,544,312
		23,766,265
Building & Construction — 0.8%
Centex Corp.	22,400	1,260,448
Lennar Corp. Class A	2,300	120,658
M.D.C. Holdings, Inc.	4,900	279,545
Pulte Corp.	22,200	735,264
Toll Brothers, Inc.*	7,200	232,056
		2,627,971
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,490,520

Chemicals — 0.6%
Ashland, Inc.	17,900	1,238,322
Chemtura Corp.	2,300	22,149
Lubrizol Corp.	1,800	90,234
Lyondell Chemical Co.	15,700	401,449
Tronox, Inc. Class B	6,082	96,035
Valhi, Inc.	1,700	44,166
		1,892,355
Commercial Services — 0.1%
Convergys Corp.*	8,000	190,240
Live Nation, Inc.*	12,184	272,922
		463,162
Communications Equipment — 0.1%
Andrew Corp.*	35,707	$365,283

Computer Equipment — 0.2%
Ingram Micro, Inc. Class A*	38,960	795,174

Computer Services — 1.4%
Computer Sciences Corp.*	45,661	2,436,928
Compuware Corp.*	45,300	377,349
Fidelity National Information Services, Inc.	18,325	734,649
Sun Microsystems, Inc.*	97,600	528,992
Unisys Corp.*	55,800	437,472
		4,515,390
Computer Software — 0.1%
3Com Corp.*	58,600	240,846

Containers & Glass — 0.1%
Owens-Illinois, Inc.*	13,000	239,850

Diversified Operations — 0.1%
PerkinElmer, Inc.	11,500	255,645

Electronics — 2.6%
Advanced Micro Devices, Inc.*	10,500	213,675
Applied Micro Circuits Corp.*	22,500	80,100
Arrow Electronics, Inc.*	22,700	716,185
Avnet, Inc.*	39,600	1,010,988
AVX Corp.	23,400	346,086
Fairchild Semiconductor Corp. Class A*	700	11,767
Integrated Device Technology, Inc.*	50,076	775,177
Intersil Corp. Class A	36,700	877,864
Micron Technology, Inc.*	169,000	2,359,240
Sanmina Corp.*	133,221	459,612
Solectron Corp.*	231,400	745,108
Tech Data Corp.*	13,600	515,032
Vishay Intertechnology, Inc.*	43,200	584,928
		8,695,762
Financial Services — 10.7%
AMBAC Financial Group, Inc.	24,700	2,200,029
AmeriCredit Corp.*	24,400	614,148
Capital One Financial Corp.	52,763	4,053,254
CIT Group, Inc.	47,000	2,621,190
Countrywide Credit Industries, Inc.	150,250	6,378,112
J.P. Morgan Chase & Co.	101,200	4,887,960
Janus Capital Group, Inc.	52,900	1,142,111
KeyCorp	9,700	368,891
MBIA, Inc.	36,400	2,659,384
Protective Life Corp.	17,600	836,000
Prudential Financial, Inc.	73,000	6,267,780
The Bear Stearns Cos., Inc.	18,060	2,939,807
The South Financial Group, Inc.	19,700	523,823
		35,492,489
Food & Beverages — 4.0%
Archer-Daniels-Midland Co.	90,196	2,882,664
Coca-Cola Enterprises, Inc.	118,521	2,420,199
Corn Products International, Inc.	18,500	638,990
Del Monte Foods Co.	47,300	521,719
Kraft Foods, Inc. Class A	122,000	4,355,400
PepsiAmericas, Inc.	17,600	369,248
Smithfield Foods, Inc.*	25,400	651,764
The J.M. Smucker Co.	13,700	664,039
Tyson Foods, Inc. Class A	56,407	927,895
		13,431,918

See Notes to Financial Statements

	SHARES	VALUE†
COMMON STOCKS (Continued)
Forest & Paper Products — 1.8%
International Paper Co.	29,000	$988,900
Smurfit-Stone Container Corp.*	63,543	671,014
Weyerhaeuser Co.	63,000	4,450,950
		6,110,864
Funeral Services — 0.1%
Service Corp. International	40,300	413,075

Health Care - Drugs — 0.6%
AmerisourceBergen Corp.	13,900	624,944
Millennium Pharmaceuticals, Inc.*	73,000	795,700
Watson Pharmaceuticals, Inc.*	20,300	528,409
		1,949,053
Health Care - Products — 0.2%
Invitrogen Corp.*	12,600	713,034

Health Care - Services — 1.1%
Medco Health Solutions, Inc.*	27,100	1,448,224
Tenet Healthcare Corp.*	77,200	538,084
Triad Hospitals, Inc.*	21,900	916,077
UnitedHealth Group, Inc.	13,200	709,236
		3,611,621
Hotels & Restaurants — 0.3%
Wyndham Worldwide Corp.*	28,094	899,570

Insurance — 20.9%
Alleghany Corp.*	1,934	703,202
Allstate Corp.	105,400	6,862,594
American Financial Group, Inc.	30,750	1,104,233
American National Insurance Co.	6,561	748,676
Chubb Corp.	57,000	3,015,870
Cincinnati Financial Corp.	46,756	2,118,514
CNA Financial Corp.*	60,752	2,449,521
Conseco, Inc.*	10,900	217,782
Fidelity National Title Group, Inc. Class A	43,867	1,047,544
Hanover Insurance Group, Inc.	14,100	688,080
Hartford Financial Services Group, Inc.	46,300	4,320,253
Lincoln National Corp.	30,200	2,005,280
Loews Corp.	135,700	5,627,479
MetLife, Inc.	182,000	10,739,820
MGIC Investment Corp.	22,700	1,419,658
Nationwide Financial Services, Inc. Class A	14,000	758,800
Odyssey Re Holdings Corp.	16,300	607,990
Ohio Casualty Corp.	16,946	505,160
Old Republic International Corp.	56,775	1,321,722
Principal Financial Group, Inc.	52,500	3,081,750
Radian Group, Inc.	20,000	1,078,200
Reinsurance Group of America, Inc.	16,600	924,620
Safeco Corp.	23,500	1,469,925
St. Paul Cos., Inc.*	177,500	9,529,975
StanCorp Financial Group, Inc.	9,400	423,470
The Commerce Group, Inc.	7,900	235,025
The First American Corp.	24,000	976,320
The PMI Group, Inc.	22,600	1,066,042
Torchmark, Inc.	13,900	886,264
Transatlantic Holdings, Inc.	4,900	304,290
Unitrin, Inc.	18,100	906,991
UnumProvident Corp.	75,800	1,575,124
Wesco Financial Corp.	1,580	726,800
		69,446,974
Internet Services — 2.4%
Expedia, Inc.*	52,149	1,094,086
IAC/InterActiveCorp*	72,349	2,688,489
Liberty Media Holding Corp. - Interactive Class A*	148,850	$3,210,694
Qwest Communications International, Inc.*	131,900	1,104,003
		8,097,272
Leisure — 0.9%
Harrah’s Entertainment, Inc.	9,663	799,323
MGM Mirage, Inc.*	35,300	2,024,455
Sabre Holdings Corp. Class A	3,900	124,371
		2,948,149
Machinery — 0.1%
SPX Corp.	7,600	464,816

Multimedia — 7.7%
A.H. Belo Corp. Series A	17,800	326,986
CBS Corp. Class A	8,700	271,614
CBS Corp. Class B	189,495	5,908,454
Gannett Co., Inc.	6,600	399,036
Idearc, Inc.*	11,286	323,344
News Corp. Class B	12,608	270,820
Time Warner, Inc.	701,100	15,269,958
Tribune Co.	60,500	1,862,190
Walt Disney Co.	33,218	1,138,381
		25,770,783
Office Equipment — 0.2%
IKON Office Solutions, Inc.*	35,000	572,950

Office Furnishings & Supplies — 0.3%
OfficeMax, Inc.	15,900	789,435
Steelcase, Inc. Class A	5,600	101,696
		891,131
Oil & Gas — 8.3%
Anadarko Petroleum Corp.	115,252	5,015,767
Apache Corp.	54,282	3,610,296
Chesapeake Energy Corp.	117,906	3,425,169
ConocoPhillips	37,600	2,705,320
Devon Energy Corp.	31,300	2,099,604
Forest Oil Corp.*	16,600	542,488
Hess Corp.	47,754	2,367,166
Marathon Oil Corp.	38,960	3,603,800
Mariner Energy, Inc.*	9,226	180,830
Newfield Exploration Co.*	9,100	418,145
Pioneer Natural Resources Co.	44,276	1,757,314
Pogo Producing Co.	14,100	683,004
SEACOR Holdings, Inc.*	6,100	604,754
Tidewater, Inc.	10,600	512,616
		27,526,273
Paper & Related Products — 0.7%
Bowater, Inc.	10,900	245,250
Louisiana-Pacific Corp.	26,100	561,933
MeadWestvaco Corp.	46,713	1,404,193
		2,211,376
Real Estate — 0.3%
Realogy Corp.*	32,617	988,947

Retail - Food — 0.4%
SUPERVALU, Inc.	32,652	1,167,309

Retail - General — 1.1%
Dillards, Inc. Class A	19,000	664,430
Federated Department Stores, Inc.	79,666	3,037,665
		3,702,095

See Notes to Financial Statements

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty — 0.8%
American Greetings Corp. Class A	9,700	$231,539
AutoNation, Inc.*	61,600	1,313,312
Blockbuster, Inc. Class A*	4,500	23,805
Borders Group, Inc.	5,700	127,395
Circuit City Stores-Circuit City Group	9,300	176,514
Rite Aid Corp.*	8,500	46,240
Saks, Inc.	34,500	614,790
		2,533,595
Steel — 0.1%
The Timken Co.	6,300	183,834
Worthington Industries, Inc.	3,000	53,160
		236,994
Telecommunications — 7.6%
Alcatel-Lucent	7,144	101,588
AT&T, Inc.	339,882	12,150,781
Ciena Corp.*	5,985	165,844
Level 3 Communications, Inc.*	15,000	84,000
Sprint Corp.	93,800	1,771,882
Telephone & Data Systems, Inc.	13,200	717,156
Telephone & Data Systems, Inc.	9,400	466,240
Tellabs, Inc.*	74,422	763,570
United States Cellular Corp.*	11,700	814,203
Verizon Communications	225,720	8,405,813
		25,441,077
Textile & Apparel — 0.3%
Jones Apparel Group, Inc.	5,900	197,237
Mohawk Industries, Inc.*	12,200	913,292
		1,110,529
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	32,890
Goodyear Tire & Rubber Co.*	12,400	260,276
		293,166
Transportation — 7.4%
Alexander & Baldwin, Inc.	10,000	443,400
Burlington Northern Santa Fe Corp.	58,300	4,303,123
CSX Corp.	117,500	4,045,525
GATX Corp.	14,200	615,286
Kansas City Southern Industries, Inc.*	19,000	550,620
Laidlaw International, Inc.	23,200	705,976
Norfolk Southern Corp.	107,200	5,391,088
Overseas Shipholding Group, Inc.	10,700	602,410
Ryder System, Inc.	15,300	781,218
Union Pacific Corp.	72,800	6,699,056
YRC Worldwide, Inc.*	13,100	494,263
		24,631,965
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,152,950

TOTAL COMMON STOCKS (Identified Cost $254,247,359)		331,564,984
SHORT-TERM INVESTMENTS — 0.1%
Steel — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	366,497	366,497
		366,498
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $366,498)		366,498
Total Investments — 99.7% (Indentified Cost $254,613,858)#		331,931,482

Cash and Other Assets, Less liabilities — 0.3%		1,088,358
Net Assets — 100.0%		$333,019,840

†	See Note 1.
#

At December 31, 2006 the aggregate cost of investment securities for income tax purposes was $254,613,858. Net unrealized appreciation aggregated $77,317,624 of which $85,731,573 related to appreciated investment securities and $8,413,949 related to depreciated investment securities.

*	Non-income producing security

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2006 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Advertising — 0.2%
Emak Worldwide, Inc.(a)*	800	$4,720
Greenfield Online, Inc.*	6,350	90,805
inVentiv Health, Inc.*	5,500	194,425
Marchex, Inc. Class B(a)	5,300	70,914
Traffix, Inc.	2,100	11,508
ValueVision International, Inc. Class A*	7,900	103,806
		476,178
Aerospace/Defense — 1.8%
AAR Corp.(a)*	7,700	224,763
Analex Corp.*	2,500	5,275
ARGON ST, Inc.(a)*	3,600	77,544
Armor Holdings, Inc.*	6,900	378,465
BE Aerospace, Inc.*	10,800	277,344
CPI Aerostructures, Inc.*	400	2,872
Curtiss-Wright Corp.(a)	9,700	359,676
DRS Technologies, Inc.(a)	7,038	370,762
Ducommun, Inc.*	2,055	47,018
EDO Corp.(a)	4,300	102,082
GenCorp, Inc.(a)*	11,000	154,220
HEICO Corp.(a)	4,700	182,501
HEICO Corp. Class A	3,120	101,650
Herley Industries, Inc.*	2,900	46,951
Hexcel Corp.(a)*	12,500	217,625
Innovative Solutions and Support, Inc.(a)*	2,950	50,238
K&F Industries Holdings, Inc.(a)*	8,900	202,119
Kaman Corp. Class A	5,300	118,667
Ladish Co., Inc.*	2,600	96,408
LMI Aerospace, Inc.(a)*	2,400	37,152
Mechanical Technology, Inc.*	5,600	10,584
Moog, Inc. Class A*	7,900	301,701
MTC Technologies, Inc.(a)*	3,000	70,650
Orbital Sciences Corp.*	12,500	230,500
SPACEHAB, Inc.*	1,000	651
Teledyne Technologies, Inc.*	16,900	678,197
The Allied Defense Group, Inc.(a)*	600	12,750
The Fairchild Corp. Class A*	2,900	6,351
TransDigm Group, Inc.*	2,600	68,926
Triumph Group, Inc.(a)	2,700	141,561
United Industrial Corp.(a)	1,800	91,350
World Fuel Services Corp.	5,400	240,084
		4,906,637
Agricultural Operations — 0.1%
Alico, Inc.(a)	1,300	65,819
Delta & Pine Land Co.	6,900	279,105
Embrex, Inc.(a)*	1,100	18,568
LESCO, Inc.*	1,300	11,245
Senesco Technologies, Inc.(a)*	1,100	1,210
		375,947
Airlines — 0.6%
AirTran Holdings, Inc.*	17,350	203,689
Alaska Air Group, Inc.*	8,000	316,000
ATA Holdings Corp.(b)(c)*	600	—
Continental Airlines, Inc. Class B(a)*	1,203	49,624
Delta Air Lines, Inc.(a)*	23,300	30,290
ExpressJet Holdings, Inc.(a)*	10,800	87,480
Frontier Airlines Holdings, Inc.(a)*	6,750	49,950
Hawaiian Holdings, Inc.*	9,800	48,020
MAIR Holdings, Inc.(a)*	3,200	22,944
Mesa Air Group, Inc.(a)*	6,600	56,562
Midwest Air Group, Inc.(a)*	4,000	46,000
Northwest Airlines Corp. Class A(a)*	16,600	68,890
Pinnacle Airlines Corp.(a)*	5,250	88,462
Republic Airways Holdings, Inc.(a)*	8,800	147,664
SkyWest, Inc.	14,100	$359,691
World Air Holdings, Inc.(a)*	943	8,318
		1,583,584
Auto & Related — 1.6%
A.S.V., Inc.(a)*	5,100	82,977
Accuride Corp.(a)*	4,400	49,544
Aftermarket Technology Corp.*	4,600	97,888
American Axle & Manufacturing Holdings, Inc.(a)	10,900	206,991
Arctic Cat, Inc.(a)	2,300	40,457
ArvinMeritor, Inc.(a)	14,900	271,627
Asbury Automotive Group, Inc.	11,700	275,652
Bandag, Inc.(a)	1,600	80,688
Coachmen Industries, Inc.(a)	3,000	33,000
Commercial Vehicle Group, Inc.*	4,200	91,560
CSK Auto Corp.(a)*	9,000	154,350
Dollar Thrifty Automotive Group, Inc.*	4,300	196,123
Dorman Products, Inc.*	3,350	36,280
Dura Automotive Systems, Inc.*	3,200	1,568
Fuel Systems Solutions, Inc.(a)*	3,000	66,240
Hayes Lemmerz International, Inc.(a)*	9,700	37,927
Lear Corp.(a)	12,800	377,984
Lithia Motors, Inc. Class A(a)	2,197	63,186
LoJack Corp.(a)*	4,000	68,320
Midas, Inc.*	3,000	69,000
Miller Industries, Inc.*	2,100	50,400
Monaco Coach Corp.	6,950	98,412
National R.V. Holdings, Inc.*	2,100	7,749
Noble International Ltd.(a)	2,800	56,140
Proliance International, Inc.(a)*	2,890	13,294
Rent-A-Center, Inc.*	8,100	239,031
Rush Enterprises, Inc. Class A*	2,900	49,068
Skyline Corp.	1,200	48,264
Spartan Motors, Inc.(a)	4,600	69,828
Standard Motor Products, Inc.	3,600	53,928
Strattec Security Corp.(a)*	700	32,620
Superior Industries International, Inc.(a)	5,600	107,912
Supreme Industries, Inc. Class A	1,200	7,656
Tenneco Automotive, Inc.*	9,600	237,312
Titan International, Inc.(a)	3,900	78,585
Tower Automotive, Inc.*	6,500	481
United Auto Group, Inc.(a)	16,800	395,976
United Rentals, Inc.(a)*	200	5,086
Visteon Corp.*	26,900	228,112
Wabash National Corp.	5,500	83,050
Winnebago Industries, Inc.(a)	6,500	213,915
		4,378,181
Banks/Savings & Loans — 7.9%
1st Source Corp.	4,467	143,525
Accredited Home Lenders Holding Co.(a)*	3,800	103,664
Alabama National BanCorp.	3,888	267,222
AMCORE Financial, Inc.	5,200	169,884
American Bancorp of New Jersey, Inc.	2,500	30,050
AmericanWest Bancorporation(a)	1,800	43,596
Ameris Bancorp(a)	2,029	57,177
Anchor BanCorp Wisconsin, Inc.	4,800	138,336
Atlantic Coast Federal Corp.(a)	2,500	45,575
Bancfirst Corp.	3,000	162,000
BancorpSouth, Inc.(a)	1,600	42,912
Bancshares of Florida, Inc.(a)*	1,500	30,720
Bank of the Ozarks, Inc.(a)	3,000	99,180
BankAtlantic Bancorp, Inc. Class A	11,900	164,339
BankFinancial Corp.(a)	4,900	87,269
BankUnited Financial Corp. Class A(a)	7,900	220,884
Banner Corp.	2,660	117,944

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Berkshire Hills Bancorp, Inc.	1,300	$43,498
Beverly Hills Bancorp, Inc.	5,300	43,937
Boston Private Financial Holdings, Inc.(a)	7,200	203,112
Brookline Bancorp, Inc.(a)	12,948	170,525
Camden National Corp.	1,400	64,568
Capital Corp. of the West	1,800	57,762
Capital Crossing Bank(a)*	800	23,824
Capitol Bancorp Ltd.	2,600	120,120
Cardinal Financial Corp.(a)	4,900	50,225
Cathay Bancorp, Inc.(a)	5,818	200,779
Centennial Bank Holdings, Inc.(a)*	12,900	122,034
Center Bancorp, Inc.(a)	2,700	42,714
Center Financial Corp.	3,300	79,101
Central Pacific Financial Corp.(a)	6,100	236,436
CFS Bancorp, Inc.(a)	1,800	26,370
Charter Financial Corp.(a)	2,028	104,483
Chemical Financial Corp.(a)	5,050	168,165
Chittenden Corp.	9,312	285,785
Citizens First Bancorp, Inc.	1,800	55,332
Colony Bankcorp, Inc.(a)	1,100	19,470
Columbia Banking System, Inc.	3,383	118,811
Commercial Bankshares, Inc.	900	34,155
Community Bank Systems, Inc.(a)	6,300	144,900
Community Trust Bancorp, Inc.	4,498	186,802
Corus Bankshares, Inc.(a)	11,200	258,384
CVB Financial Corp.(a)	16,050	232,083
Dearborn Bancorp, Inc.*	1,050	19,950
Dime Community Bancshares	10,050	140,800
Downey Financial Corp.(a)	700	50,806
East West Bancorp, Inc.	6,400	226,688
Fidelity Bankshares, Inc.	4,667	185,140
Financial Institutions, Inc.	1,700	39,185
First Bancorp(a)	2,400	52,416
First Busey Corp. Class A(a)	4,476	103,172
First Charter Corp.	7,500	184,500
First Citizens BancShares, Inc.	200	40,528
First Community Bancorp	6,200	324,074
First Community Bancshares, Inc.(a)	1,561	61,753
First Financial Bancorp(a)	8,665	143,926
First Financial Corp.(a)	2,100	74,445
First Financial Holdings, Inc.	1,800	70,524
First Indiana Corp.	2,875	72,910
First Mariner Bancorp*	100	1,855
First Merchants Corp.(a)	3,877	105,416
First Niagara Financial Group, Inc.(a)	16,685	247,939
First PacTrust Bancorp, Inc.	200	5,542
First Place Financial Corp.(a)	2,900	68,121
First Regional Bancorp(a)*	2,500	85,225
First Republic Bank	6,825	266,721
First State Bancorp	3,900	96,525
FirstFed Financial Corp.(a)*	3,500	234,395
Flagstar Bancorp, Inc.(a)	13,150	195,146
Flushing Financial Corp.	3,700	63,159
FNB Corp.(a)	12,581	229,855
Franklin Bank Corp.(a)*	4,700	96,538
Frontier Financial Corp.	9,099	265,964
Gateway Financial Holdings, Inc.(a)	1,916	27,456
GB&T Bancshares, Inc.(a)	2,900	64,293
German American Bancorp	1,400	20,118
Glacier Bancorp, Inc.(a)	9,773	238,840
Great Lakes Bancorp, Inc.(a)*	760	10,670
Great Southern Bancorp, Inc.(a)	3,000	88,530
Greater Bay Bancorp	10,600	279,098
Greene County Bancshares, Inc.	2,000	79,460
Hancock Holding Co.(a)	6,500	$343,460
Hanmi Financial Corp.(a)	10,800	243,324
Harleysville National Corp.(a)	6,045	116,729
Heartland Financial USA, Inc.(a)	1,100	31,735
Heritage Commerce Corp.(a)	2,100	55,944
Horizon Financial Corp.(a)	2,725	65,564
IBERIABANK Corp.	1,375	81,194
Independent Bank Corp.-MA	3,182	114,647
Independent Bank Corp.-MI	4,683	118,433
Integra Bank Corp.(a)	3,700	101,824
Interchange Financial Services Corp.(a)	3,100	71,269
Intervest Bancshares Corp.(a)*	1,400	48,174
K-Fed Bancorp(a)	2,875	54,194
KNBT Bancorp, Inc.	6,200	103,726
Lakeland Bancorp, Inc.(a)	1,821	27,133
Lakeland Financial Corp.(a)	500	12,765
Macatawa Bank Corp.(a)	3,150	66,969
MAF Bancorp, Inc.	7,095	317,076
MainSource Financial Group, Inc.(a)	630	10,672
MB Financial, Inc.	7,640	287,340
MBT Financial Corp.(a)	8,300	127,156
Medallion Financial Corp.	3,400	42,058
Mid-State Bancshares(a)	4,800	174,672
Midwest Banc Holdings, Inc.(a)	5,400	128,250
Nara Bancorp, Inc.	5,200	108,784
National Penn Bancshares, Inc.(a)	9,646	195,331
NBT Bancorp, Inc.	6,860	174,999
NewAlliance Bancshares, Inc.(a)	900	14,760
Northern Empire Bancshares(a)*	1,400	41,356
Northwest Bancorp, Inc.(a)	11,000	302,060
OceanFirst Financial Corp.	2,678	61,407
Old National Bancorp(a)	16,000	302,720
Omega Financial Corp.(a)	2,800	89,376
Online Resources Corp.*	7,500	76,575
Pacific Capital Bancorp	9,966	334,658
Pacific Mercantile Bancorp*	1,300	21,099
Pacific Premier Bancorp, Inc.*	300	3,654
Partners Trust Financial Group, Inc.(a)	12,871	149,818
Peapack-Gladstone Financial Corp.(a)	1,250	35,125
Pennsylvania Commerce Bancorp, Inc.(a)*	900	23,670
Peoples Bancorp, Inc.	1,400	41,580
PFF Bancorp, Inc.	11,820	407,908
Pinnacle Financial Partners, Inc.(a)*	5,500	182,490
Prosperity Bancshares, Inc.(a)	6,500	224,315
Provident Bankshares Corp.(a)	7,240	257,744
Provident Financial Holdings, Inc.	1,000	30,490
Provident Financial Services, Inc.	14,515	263,157
Provident New York Bancorp(a)	9,000	134,820
PSB Bancorp, Inc.*	600	9,840
Pulaski Financial Corp.(a)	1,200	19,092
Rainier Pacific Financial Group, Inc.(a)	700	13,881
Renasant Corp.(a)	3,000	91,890
Republic Bancorp, Inc.	13,915	187,296
Republic Bancorp, Inc. Class A(a)	8,420	211,258
Riverview Bancorp, Inc.	1,800	27,360
Rome Bancorp, Inc.	1,200	15,300
S&T Bancorp, Inc.(a)	4,800	166,416
S.Y. Bancorp, Inc.(a)	2,891	80,948
Sandy Spring Bancorp, Inc.	6,300	240,534
Seacoast Banking Corp. of Florida(a)	3,210	79,608
Sierra Bancorp(a)	2,100	61,614
Simmons First National Corp. Class A	3,100	97,805
Southern Community Financial Corp.(a)	3,300	33,330
Southwest Bancorp, Inc.	2,600	72,436
State Bancorp, Inc.(a)	2,277	43,400
Sterling Bancorp	3,740	73,678

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Sterling Bancshares, Inc.	18,300	$238,266
Sterling Financial Corp.	6,927	234,202
Suffolk Bancorp(a)	1,200	45,756
Sun American Bancorp*	2,900	15,138
Sun Bancorp, Inc.(a)*	4,132	87,061
Superior Bancorp(a)*	7,200	81,648
SVB Financial Group(a)*	6,900	321,678
Synergy Financial Group, Inc.(a)	1,366	22,512
Temecula Valley Bancorp, Inc.(a)*	1,100	25,850
Texas Capital Bancshares, Inc.*	1,900	37,772
The Bancorp, Inc.(a)*	2,600	76,960
TierOne Corp.	3,600	113,796
Timberland Bancorp, Inc.(a)	1,300	48,243
Tompkins Trustco, Inc.(a)	700	31,815
Trico Bancshares	2,400	65,304
TrustCo Bank Corp. NY(a)	15,734	174,962
Trustmark Corp.(a)	8,400	274,764
UCBH Holdings, Inc.(a)	6,000	105,360
UMB Financial Corp.	9,000	328,590
Umpqua Holdings Corp.(a)	10,342	304,365
Union Bankshares Corp.	2,400	73,416
United Bankshares, Inc.	8,400	324,660
United Community Banks, Inc.	7,609	245,923
United Community Financial Corp.(a)	6,200	75,888
United Financial Bancorp, Inc.	600	8,280
Univest Corp. of Pennsylvania(a)	2,000	60,960
USB Holding Co., Inc.(a)	4,000	96,400
Virginia Commerce Bancorp(a)*	3,600	71,568
Washington Banking Co.	1,600	27,024
Washington Trust Bancorp, Inc.(a)	1,900	52,991
WesBanco, Inc.(a)	4,300	144,179
West Bancorporation(a)	3,150	56,007
West Coast Bancorp	2,947	102,084
Westamerica Bancorporation(a)	6,300	318,969
Western Alliance Bancorp(a)*	5,100	177,327
Willow Grove Bancorp, Inc.	2,800	41,776
Wilshire Bancorp, Inc.(a)	6,600	125,202
Wintrust Financial Corp.	4,750	228,095
Yardville National Bancorp	900	33,948
		22,225,964
Broadcasting — 0.9%
4Kids Entertainment, Inc.*	2,900	52,838
Acacia Research-Acacia Technologies(a)*	14,000	187,320
Acme Communications, Inc.*	3,269	16,410
Beasley Broadcast Group, Inc. Class A(a)	1,657	15,857
Charter Communications, Inc. Class A(a)*	93,900	287,334
Citadel Broadcasting Corp.(a)	30,200	300,792
Cox Radio, Inc. Class A(a)*	7,800	127,140
Crown Media Holdings, Inc. Class A(a)*	16,300	59,169
Cumulus Media, Inc. Class A(a)*	6,400	66,496
DG Fastchannel, Inc.(a)*	2,550	34,374
Entercom Communications Corp.(a)	7,100	200,078
Entravision Communications Corp.*	13,400	110,148
Gray Television, Inc.	7,300	53,509
Lin TV Corp. Class A(a)*	5,500	54,725
Mediacom Communications Corp.*	18,200	146,328
Medialink Worldwide, Inc.(a)*	400	2,088
National Lampoon, Inc.*	1,100	2,464
New Frontier Media, Inc.	10,200	98,022
NTN Communications, Inc.(a)*	5,300	7,261
Radio One, Inc. Class D*	18,012	121,401
Regent Communications, Inc.*	8,600	24,338
Saga Communications, Inc. Class A*	4,250	40,843

Salem Communications Corp. Class A(a)	3,500	$41,825
Sinclair Broadcast Group, Inc. Class A	9,900	103,950
Spanish Broadcasting System, Inc. Class A(a)*	8,060	33,127
TiVo, Inc.(a)*	32,800	167,936
World Wrestling Federation Entertainment, Inc.	4,000	65,200
		2,420,973
Building & Construction — 1.8%
Ampco-Pittsburgh Corp.	1,000	33,480
Apogee Enterprises, Inc.	6,200	119,722
Cavalier Homes, Inc.(a)*	2,900	12,180
Champion Enterprises, Inc.(a)*	16,800	157,248
Comfort Systems USA, Inc.	8,100	102,384
Comstock Homebuilding Cos, Inc. Class A(a)*	1,700	9,775
Dominion Homes, Inc.(a)*	1,000	5,270
Drew Industries, Inc.*	4,000	104,040
Dycom Industries, Inc.(a)*	8,800	185,856
ElkCorp(a)	3,400	139,706
Emcor Group, Inc.*	6,200	352,470
Fleetwood Enterprises, Inc.(a)*	12,100	95,711
Home Solutions of America, Inc.(a)*	8,500	49,810
Infrasource Services, Inc.*	7,900	171,983
Insituform Technologies, Inc. Class A*	5,400	139,644
Integrated Electrical Services, Inc.(a)*	3,398	60,450
Interline Brands, Inc.*	3,200	71,904
KSW, Inc.(a)	1,000	7,400
Layne Christensen Co.*	2,600	85,358
Levitt Corp. Class A(a)	3,000	36,720
M/I Homes, Inc.(a)	2,300	87,837
Meritage Corp.(a)*	5,700	272,004
Michael Baker Corp.*	1,300	29,445
Modine Manufacturing Co.	6,900	172,707
Modtech Holdings, Inc.(a)*	1,500	7,425
NCI Building Systems, Inc.*	3,500	181,125
Orleans Homebuilders, Inc.(a)	2,900	54,520
Palm Harbor Homes, Inc.(a)*	4,600	64,492
Perini Corp.*	5,800	178,524
Simpson Manufacturing Co., Inc.(a)	7,700	243,705
Sterling Construction Co., Inc.*	1,200	26,112
Technical Olympic USA, Inc.(a)	10,700	108,819
Texas Industries, Inc.(a)	6,600	423,918
The Shaw Group, Inc.(a)*	10,400	348,400
Trex Co., Inc.(a)*	2,700	61,803
U.S. Home Systems, Inc.*	1,100	12,496
URS Corp.*	6,600	282,810
Washington Group International, Inc.*	4,900	292,971
WCI Communities, Inc.(a)*	8,600	164,948
		4,955,172
Business Services — 3.7%
Acxiom Corp.	1,700	43,605
Administaff, Inc.	6,100	260,897
ADVO, Inc.	6,500	211,900
Ambassadors International, Inc.(a)	1,000	45,620
AMN Healthcare Services, Inc.*	7,500	206,550
aQuantive, Inc.*	12,000	295,920
Banta Corp.	4,800	174,720
Barrett Business Services, Inc.	2,100	49,182
BearingPoint, Inc.(a)*	50,300	395,861
Bowne & Co., Inc.	5,600	89,264
Brady Corp. Class A	8,400	313,152
Catalina Marketing Corp.	9,600	264,000
CDI Corp.(a)	4,200	104,580
CIBER, Inc.*	11,900	80,682

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Business Services (Continued)
Clark, Inc.	4,000	$66,520
Concur Technologies, Inc.(a)*	10,900	174,836
CorVel Corp.(a)*	2,550	121,303
CRA International, Inc.*	2,300	120,520
Cross Country Healthcare, Inc.(a)*	7,100	154,922
CSG Systems International, Inc.(a)*	10,600	283,338
Diamond Management & Technology Consultants, Inc.	7,300	90,812
DocuCorp International, Inc.(a)*	1,600	16,288
EDGAR Online, Inc.(a)*	5,100	17,850
Electro Rent Corp.*	5,383	89,896
ePlus, Inc.*	1,200	12,540
First Consulting Group, Inc.(a)*	7,200	99,072
Forgent Networks, Inc.(a)*	4,800	7,584
Forrester Research, Inc.*	5,600	151,816
Foundry Networks, Inc.*	26,300	393,974
Franklin Covey Co.*	3,300	23,034
FTI Consulting, Inc.(a)*	8,775	244,735
Gartner, Inc. Class A*	24,900	492,771
Gevity HR, Inc.(a)	5,224	123,757
Heidrick & Struggles International, Inc.*	3,000	127,080
Hill Intl, Inc.(a)*	4,500	32,175
Hudson Highland Group, Inc.(a)*	5,400	90,072
infoUSA, Inc.	8,500	101,235
Innodata Isogen, Inc.*	4,600	9,936
Intelli-Check, Inc.(a)*	1,900	12,787
John H. Harland Co.(a)	5,000	251,000
Keane, Inc.*	11,900	141,729
Kelly Services, Inc. Class A	6,800	196,792
Kenexa Corp.*	4,500	149,670
Kforce, Inc.*	17,045	207,438
Korn/Ferry International(a)*	9,400	215,824
Labor Ready, Inc.*	21,300	390,429
LECG Corp.*	4,600	85,008
MAXIMUS, Inc.	4,400	135,432
Microstrategy, Inc. Class A(a)*	2,101	239,535
MPS Group, Inc.*	21,700	307,706
National Technical Systems, Inc.*	1,400	9,562
Navigant Consulting, Inc.(a)*	11,000	217,360
On Assignment, Inc.*	6,400	75,200
PDI, Inc.*	3,600	36,540
Resources Connection, Inc.*	10,600	337,504
SITEL Corp.(a)*	14,000	59,080
SM&A(a)*	3,200	18,560
Spherion Corp.*	11,700	86,931
SYS(a)*	1,600	3,760
TALX Corp.(a)	11,649	319,765
TeamStaff, Inc.(a)*	2,100	2,688
TeleTech Holdings, Inc.*	14,200	339,096
Tetra Tech, Inc.*	23,400	423,306
TRC Cos., Inc.(a)*	2,850	24,595
Versar, Inc.*	3,800	15,390
Watson Wyatt & Co. Holdings	8,500	383,775
		10,268,461
Chemicals — 2.1%
A. Schulman, Inc.	5,900	131,275
Aceto Corp.	9,525	82,296
American Vanguard Corp.(a)	5,233	83,205
Arch Chemicals, Inc.	4,700	156,557
Balchem Corp.	2,100	53,928
Cabot Microelectronics Corp.(a)*	4,500	152,730
CF Industries Holdings, Inc.	14,400	369,216
Dionex Corp.*	3,500	198,485
Ferro Corp.	8,500	$175,865
GenTek, Inc.(a)*	1,600	55,344
Georgia Gulf Corp.(a)	7,200	139,032
H.B. Fuller Co.	13,100	338,242
Hawkins, Inc.	1,200	17,160
Hercules, Inc.*	22,600	436,406
ICO, Inc.*	5,200	29,328
Kronos Worldwide, Inc.(a)	5,867	191,029
Landec Corp.*	4,600	49,496
Lumera Corp.*	3,400	20,740
MacDermid, Inc.	6,500	221,650
Minerals Technologies, Inc.	3,300	194,007
NewMarket Corp.(a)	5,000	295,250
NL Industries, Inc.(a)	10,700	110,638
Olin Corp.	16,000	264,320
OM Group, Inc.*	5,600	253,568
Omnova Solutions, Inc.*	11,400	52,212
Penford Corp.	1,500	25,950
Pioneer Cos., Inc.*	2,400	68,784
PolyOne Corp.*	19,600	147,000
Quaker Chemical Corp.(a)	1,300	28,691
Rockwood Holdings, Inc.*	14,800	373,848
RPM, Inc.	2,000	41,780
Solutia, Inc.*	5,000	3,725
Spartech Corp.	7,100	186,162
Stepan Co.(a)	1,700	53,839
Symyx Technologies*	5,800	125,222
Terra Industries, Inc.(a)*	19,000	227,620
Tronox, Inc. Class A(a)	7,400	118,326
UAP Holding Corp.	14,112	355,340
WD-40 Co.(a)	3,600	125,532
Wellman, Inc.	5,200	16,588
		5,970,386
Commercial Services — 2.2%
Advance America Cash Advance Centers, Inc.	5,400	79,110
Arbitron, Inc.	6,000	260,640
Cash Systems, Inc.(a)*	6,900	49,266
CBIZ, Inc.(a)*	15,700	109,429
Central Parking Corp.(a)	6,600	118,800
Coinmach Service Corp. Class A	8,300	98,770
Coinstar, Inc.(a)*	5,600	171,192
Collectors Universe, Inc.(a)	1,500	20,100
Competitive Technologies, Inc.*	1,800	4,194
CoStar Group, Inc.*	3,300	176,748
Deluxe Corp.	11,300	284,760
Euronet Worldwide, Inc.(a)*	7,800	231,582
Global Cash Access Holdings, Inc.*	5,400	87,642
GP Strategies Corp.*	2,600	21,580
Healthcare Services Group	12,200	353,312
Heartland Payment Systems, Inc.(a)	7,800	220,350
ICT Group, Inc.*	900	28,431
Integrated Alarm Services Group, Inc.(a)*	4,600	14,950
Intersections, Inc.*	5,800	61,248
Live Nation, Inc.*	14,400	322,560
Mac-Gray Corp.(a)*	2,000	23,840
McGrath Rentcorp	5,000	153,150
Medifast, Inc.(a)*	2,000	25,160
Mobile Mini, Inc.(a)*	7,100	191,274
Newtek Business Services, Inc.*	5,650	11,243
Perceptron, Inc.*	1,100	9,317
Pfsweb, Inc.*	1,448	1,593
PHH Corp.(a)*	11,200	323,344
Plexus Corp.*	9,100	217,308
Pre-Paid Legal Services, Inc.(a)*	2,300	89,999

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
Providence Service Corp.(a)*	4,800	$120,624
ProxyMed, Inc.*	4,900	22,638
Quanta Services, Inc.*	22,200	436,674
Rewards Network, Inc.(a)*	4,600	31,970
Sirva, Inc.(a)*	14,800	51,504
Source Information Management Co.(a)*	12,800	104,448
Standard Parking Corp.*	2,000	76,820
StarTek, Inc.(a)	3,200	43,328
SYNNEX Corp.(a)*	6,200	136,028
Team, Inc.(a)*	1,600	55,728
TETRA Technologies, Inc.*	12,150	310,797
TGC Industries, Inc.*	3,100	26,040
The Management Network Group, Inc.(a)*	7,100	10,650
TNS, Inc.*	4,600	88,550
UniFirst Corp.	3,000	115,230
Veritas DGC, Inc.*	4,300	368,209
Vertrue, Inc.(a)*	1,500	57,615
Viad Corp.	4,500	182,700
Wright Express Corp.*	2,100	65,457
		6,065,902
Communication Services — 0.1%
Broadwing Corp.(a)*	17,400	271,788
Telkonet, Inc.(a)*	14,900	39,783
Terremark Worldwide, Inc.(a)*	10,800	72,576
		384,147
Communications Equipment — 1.8%
ANADIGICS, Inc.(a)*	22,000	194,920
Andrew Corp.*	35,100	359,073
Applied Innovation, Inc.(a)*	1,400	4,494
Applied Signal Technology, Inc.	2,700	37,962
Arris Group, Inc.*	23,600	295,236
Atheros Communications, Inc.(a)*	11,600	247,312
Avanex Corp.(a)*	29,700	56,133
Avici Systems, Inc.(a)*	2,900	22,475
Captaris, Inc.*	5,000	38,850
Centillium Communications, Inc.*	7,800	16,692
Ceradyne, Inc.(a)*	5,525	312,162
Cosine Communications, Inc.*	800	2,656
Datalink Corp.(a)*	2,300	17,296
Digi International, Inc.*	5,500	75,845
Endwave Corp.*	2,950	31,948
Finisar Corp.(a)*	114,800	370,804
General Cable Corp.*	7,500	327,825
I.D. Systems, Inc.(a)*	1,600	30,112
Inter-Tel, Inc.	4,400	97,504
InterVoice-Brite, Inc.(a)*	11,100	85,026
Ixia*	14,128	135,629
KVH Industries, Inc.*	3,300	35,013
MasTec, Inc.*	19,900	229,646
Network Equipment Technologies, Inc.*	4,500	26,190
North Pittsburgh Systems, Inc.(a)	2,300	55,522
Oplink Communications, Inc.(a)*	4,300	88,408
Optical Cable Corp.*	374	1,702
Optical Communication Products, Inc.(a)*	8,900	14,596
Performance Technologies, Inc.*	2,500	14,975
SeaChange International, Inc.*	6,100	62,342
Sirenza Microdevices, Inc.(a)*	15,339	120,565
Sonus Networks, Inc.(a)*	121,400	800,026
SpectraLink Corp.(a)*	7,400	63,640
SRS Labs, Inc.*	2,700	29,214
Tekelec(a)*	14,100	209,103
Terayon Communication Systems, Inc.*	13,800	30,774
Tut Systems, Inc.(a)*	5,572	6,241
UTStarcom, Inc.(a)*	25,400	$222,250
Verilink Corp.*	2,100	7
ViaSat, Inc.*	5,100	152,031
Vyyo, Inc.(a)*	3,400	15,198
WJ Communications, Inc.(a)*	22,450	35,246
Zhone Technologies, Inc.(a)*	28,283	37,051
		5,009,694
Computer Equipment — 2.5%
Adaptec, Inc.*	25,200	117,432
Agilysys, Inc.(a)	6,376	106,734
Airspan Networks, Inc.(a)*	7,600	28,120
Astro-Med, Inc.	375	3,814
Bookham, Inc.(a)*	15,355	62,495
Brocade Communications Systems, Inc.*	46,300	380,123
Calamp Corp.*	4,625	39,035
California Micro Devices Corp.*	5,100	22,338
Concurrent Computer Corp.(a)*	14,452	26,158
Cray, Inc.*	3,850	45,738
Dataram Corp.	899	3,767
Dot Hill Systems Corp.(a)*	7,900	31,047
Electronics for Imaging, Inc.*	12,500	332,250
Emulex Corp.*	13,400	261,434
Hauppauge Digital, Inc.*	1,400	10,038
Hurco Cos., Inc.*	1,000	31,780
Hutchinson Technology, Inc.(a)*	5,700	134,349
Imation Corp.	6,900	320,367
Immersion Corp.(a)*	4,600	33,350
Insight Enterprises, Inc.*	11,250	212,287
Integral Systems, Inc.	2,000	46,340
Interphase Corp.(a)*	1,200	9,948
Iomega Corp.(a)*	12,000	42,360
KEY Tronic Corp.*	1,700	8,126
Komag, Inc.(a)*	5,500	208,340
Kronos, Inc.(a)*	6,700	246,158
Lasercard Corp.(a)*	2,100	22,491
Maxwell Technologies, Inc.(a)*	3,100	43,245
McDATA Corp. Class A(a)*	23,690	131,479
McDATA Corp. Class B*	1,300	7,163
Mentor Graphics Corp.(a)*	27,600	497,628
Mercury Computer Systems, Inc.*	3,800	50,768
Mobility Electronics, Inc.(a)*	5,800	19,430
MTS Systems Corp.	3,400	131,308
NYFIX, Inc.*	5,600	35,280
Palm, Inc.(a)*	18,896	266,245
Quantum Corp.(a)*	64,800	150,336
RadiSys Corp.(a)*	9,500	158,365
Rimage Corp.*	4,700	122,200
SCM Microsystems, Inc.(a)*	3,000	9,450
Semtech Corp.*	35,200	460,064
Sigma Designs, Inc.(a)*	11,000	279,950
Silicon Storage Technology, Inc.(a)*	22,800	102,828
Standard Microsystems Corp.*	3,800	106,324
Stratasys, Inc.(a)*	1,350	42,404
Stratex Networks, Inc.*	38,900	187,887
Stratos International, Inc.*	2,954	22,450
Synaptics, Inc.(a)*	12,000	356,280
Transact Technologies, Inc.*	1,300	10,751
Trident Microsystems, Inc.*	26,600	483,588
Varian Semiconductor Equipment Associates, Inc.*	9,300	423,336
Virage Logic Corp.(a)*	4,300	39,947
Whitney Holding Corp.	675	22,019
		6,947,144
Computer Services — 1.9%
3D Systems Corp.(a)*	1,100	17,556

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Services (Continued)
Analysts International Corp.*	4,500	$8,415
Aspen Technology, Inc.(a)*	12,200	134,444
Avocent Corp.*	9,736	329,564
Black Box Corp.	3,700	155,363
Carreker Corp.*	5,600	42,784
Catapult Communications Corp.(a)*	3,361	30,182
Computer Horizons Corp.*	6,500	29,380
Computer Programs & Systems, Inc.(a)	2,300	78,177
Computer Task Group, Inc.(a)*	3,700	17,575
COMSYS IT Partners, Inc.*	3,800	76,798
Covansys Corp.*	7,400	169,830
Dynamics Research Corp.*	1,100	10,725
eLoyalty Corp.(a)*	1,100	20,504
Extreme Networks, Inc.*	26,200	109,778
IHS, Inc. Class A*	9,400	371,112
Infocrossing, Inc.(a)*	4,800	78,240
Inforte Corp.*	2,100	7,854
Intelligroup, Inc.*	1,500	1,905
INX, Inc.*	400	3,148
Jack Henry & Associates, Inc.	9,600	205,440
Manhattan Associates, Inc.*	5,100	153,408
MICROS Systems, Inc.*	6,000	316,200
NETGEAR, Inc.(a)*	16,800	441,000
NetScout Systems, Inc.*	6,200	51,460
Overland Storage, Inc.(a)*	2,700	12,150
Perot Systems Corp. Class A*	6,600	108,174
Pomeroy Computer Resources, Inc.*	2,000	15,180
Radiant Systems, Inc.(a)*	6,000	62,640
Saba Software, Inc.(a)*	5,749	35,816
Safeguard Scientifics, Inc.(a)*	26,400	63,888
Sapient Corp.(a)*	27,400	150,426
SI International, Inc.(a)*	2,000	64,840
SimpleTech, Inc.(a)*	8,700	110,316
Sonic Foundry, Inc.(a)*	6,800	31,960
SRA International, Inc. Class A*	5,000	133,700
Sybase, Inc.(a)*	6,700	165,490
Sykes Enterprises, Inc.*	8,400	148,176
Syntel, Inc.(a)	14,400	385,920
TechTeam Global, Inc.*	1,700	19,125
The BISYS Group, Inc.*	25,300	326,623
Tier Technologies, Inc. Class B*	3,900	24,960
Tyler Technologies, Inc.*	17,200	241,832
Viewpoint Corp.*	4,900	3,283
Wind River Systems, Inc.*	17,200	176,300
Xanser Corp.(a)*	6,900	33,534
		5,175,175
Computer Software — 3.9%
3Com Corp.*	59,500	244,545
@Road, Inc.(a)*	13,600	99,280
Actuate Corp.*	24,700	146,718
Advent Software, Inc.(a)*	5,600	197,624
Agile Software Corp.*	16,200	99,630
Altiris, Inc.*	5,800	147,204
American Software, Inc. Class A	3,900	27,027
Ansoft Corp.*	4,700	130,660
ANSYS, Inc.*	5,600	243,544
Applix, Inc.*	1,100	12,485
Art Technology Group, Inc.*	23,400	54,522
Authentidate Holding Corp.*	6,200	9,920
AXS-One, Inc.*	7,100	5,538
Blackboard, Inc.(a)*	6,201	186,278
Borland Software Corp.(a)*	16,800	91,392
Bottomline Technologies, Inc.(a)*	5,000	57,250
BSQUARE Corp.(a)*	1,300	$3,692
Callidus Software, Inc.(a)*	2,200	13,860
Chordiant Software, Inc.(a)*	31,046	102,762
Clarus Corp.*	1,900	13,395
Convera Corp.(a)*	9,100	41,769
Dendrite International, Inc.*	9,600	102,816
Digitas, Inc.*	17,980	241,112
Echelon Corp.(a)*	8,700	69,600
Emageon, Inc.(a)*	4,900	75,264
Embarcadero Technologies, Inc.*	4,700	28,764
Epicor Software Corp.*	12,700	171,577
EPIQ Systems, Inc.(a)*	3,400	57,698
eResearch Technology, Inc.(a)*	10,050	67,636
etrials Worldwide, Inc.(a)*	2,200	7,678
FalconStor Software, Inc.(a)*	14,350	124,127
GSE Systems, Inc.(a)*	396	2,633
Hypercom Corp.*	11,300	71,755
Hyperion Solutions Corp.*	6,000	215,640
ImageWare Systems, Inc.(a)*	2,100	3,465
Indus International, Inc.*	11,100	42,069
Informatica Corp.*	17,600	214,896
Interactive Intelligence, Inc.*	3,000	67,260
Intermec, Inc.(a)*	9,800	237,846
Interwoven, Inc.*	11,119	163,116
iPass, Inc.(a)*	4,500	26,460
JDA Software Group, Inc.(a)*	6,100	83,997
Kintera, Inc.(a)*	5,700	7,125
L-1 Identity Solutions, Inc.(a)*	14,800	223,924
Lawson Software, Inc.(a)*	47,000	347,330
Magma Design Automation, Inc.(a)*	15,900	141,987
Mantech International Corp., Class A*	3,500	128,905
MapInfo Corp.*	4,500	58,725
Midway Games, Inc.(a)*	20,100	140,298
Mobius Management Systems, Inc.*	3,983	26,487
Moldflow Corp.*	2,100	29,169
Motive, Inc.(a)*	1,400	5,068
MSC Software Corp.*	4,000	60,920
Neoware Systems, Inc.(a)*	6,600	87,186
NetManage, Inc.*	1,000	5,290
Netopia, Inc.*	2,600	18,070
Nuance Communications, Inc.(a)*	78,870	903,850
Omnicell, Inc.*	6,200	115,506
Open Solutions, Inc.*	4,100	154,324
Openwave Systems, Inc.*	13,033	120,295
OPNET Technologies, Inc.*	3,900	56,355
Opsware, Inc.(a)*	22,200	195,804
Packeteer, Inc.(a)*	8,800	119,680
Parametric Technology Corp.*	13,320	240,026
PDF Solutions, Inc.(a)*	5,900	85,255
Pegasystems, Inc.(a)	8,200	80,934
Per-Se Technologies, Inc.(a)*	7,674	213,184
Pervasive Software, Inc.(a)*	4,000	14,440
Phoenix Technology Ltd.*	6,950	31,275
PLATO Learning, Inc.(a)*	4,000	21,640
Progress Software Corp.*	8,100	226,233
QAD, Inc.(a)	6,600	55,374
Quest Software, Inc.*	22,300	326,695
Secure Computing Corp.(a)*	10,550	69,208
Simulations Plus, Inc.*	400	2,320
SPSS, Inc.*	3,432	103,200
SumTotal Systems Inc.*	4,600	27,830
SupportSoft, Inc.(a)*	11,200	61,376
Synplicity, Inc.*	5,675	35,526
Take-Two Interactive Software, Inc.(a)*	15,200	269,952
TeleCommunication Systems, Inc. ClassA(a)*	6,400	19,840

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
THQ, Inc.(a)*	11,550	$375,606
TIBCO Software, Inc.*	42,100	397,424
Tradestation Group, Inc.*	20,400	280,500
Transaction Systems Architects, Inc. Class A*	10,500	341,985
Ulticom, Inc.*	8,240	79,022
Ultimate Software Group, Inc.*	4,700	109,322
Unica Corp.(a)*	2,950	38,203
VA Software Corp.(a)*	14,500	72,935
Verint Systems, Inc.*	6,100	209,108
Vitria Technology, Inc.*	6,038	16,242
Witness Systems, Inc.*	10,200	178,806
		10,934,263
Computers — 0.1%
Gateway, Inc.(a)*	70,500	141,705
Merge Technologies, Inc.(a)*	6,100	40,016
		181,721
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	3,200	138,336
Huttig Building Products, Inc.(a)*	4,850	25,656
U.S. Concrete, Inc.*	9,700	69,064
		233,056
Consumer Products — 0.8%
Ascendia Brands, Inc.*	2,300	5,819
Blyth, Inc.	8,900	184,675
Central Garden & Pet Co.(a)*	4,200	203,364
CSS Industries, Inc.	2,100	74,277
Cybex International, Inc.(a)*	3,000	18,030
Fossil, Inc.(a)*	14,875	335,877
Jarden Corp.(a)*	7,425	258,316
Mace Security International, Inc.*	3,200	8,192
Natural Alternatives International, Inc.*	1,000	8,640
Natural Health Trends Corp.(a)*	1,400	2,100
Playtex Products, Inc.*	20,800	299,312
Prestige Brands Holdings, Inc.*	300	3,906
PW Eagle, Inc.(a)	2,600	89,700
Russ Berrie & Co., Inc.*	4,000	61,800
Senomyx, Inc.(a)*	5,700	74,043
Spectrum Brands, Inc.(a)*	5,900	64,310
The Yankee Candle Co., Inc.	8,400	287,952
Tupperware Corp.(a)	12,700	287,147
Ultralife Batteries, Inc.(a)*	3,600	39,636
		2,307,096
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	347,056

Containers-Paper/Plastic — 0.3%
AEP Industries, Inc.(a)*	1,000	53,310
Constar International, Inc.(a)*	2,100	14,700
Graphic Packaging Corp.(a)*	53,500	231,655
Longview Fibre Co.	12,223	268,295
Rock-Tenn Co. Class A	8,300	225,013
		792,973
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	5,886
Inter Parfums, Inc.(a)	3,600	69,084
Parlux Fragrances, Inc.(a)*	3,200	17,824
Revlon, Inc.(a)*	76,007	3,799
		96,593
Distribution/Wholesale — 0.9%
ACR Group, Inc.(a)*	2,400	14,160
Advanced Marketing Services, Inc.*	2,700	$1,350
Bell Microproducts, Inc.(a)*	6,400	45,120
Bluelinx Holdings, Inc.(a)	4,200	43,680
Brightpoint, Inc.*	9,944	133,747
Building Materials Holding Corp.(a)	4,200	103,698
Central European Distribution Corp.(a)*	7,125	211,612
Handleman Co.(a)	3,700	25,049
Industrial Distribution Group, Inc.*	1,400	13,860
InfoSonics Corp.(a)*	2,200	10,802
Keystone Automotive Industries, Inc.*	3,200	108,768
LKQ Corp.(a)*	17,100	393,129
Nash-Finch Co.(a)	2,000	54,600
Navarre Corp.(a)*	5,100	20,298
NuCo2, Inc.(a)*	2,900	71,311
Owens & Minor, Inc.	8,400	262,668
Reliv’ International, Inc.(a)	2,600	22,568
Rentrak Corp.*	1,900	29,450
ScanSource, Inc.(a)*	5,700	173,280
Spartan Stores, Inc.	4,734	99,083
United Natural Foods, Inc.(a)*	8,900	319,688
United Stationers, Inc.*	6,400	298,816
Watsco, Inc.(a)	4,200	198,072
		2,654,809
Diversified Operations — 1.9%
Actuant Corp. Class A(a)	5,100	243,015
Acuity Brands, Inc.	8,000	416,320
AMERCO(a)*	3,600	313,236
Ameron International Corp.	2,000	152,740
AZZ, Inc.*	700	35,840
Barnes Group, Inc.	11,400	247,950
Chemed Corp.	5,500	203,390
Cornell Corrections, Inc.(a)*	2,700	49,491
Digimarc Corp.*	4,400	38,808
EnPro Industries, Inc.(a)*	4,300	142,803
ESCO Technologies, Inc.*	5,700	259,008
Esterline Technologies Corp.*	5,300	213,219
Federal Signal Corp.	11,500	184,460
Florida East Coast Industries, Inc.(a)	6,100	363,560
Griffon Corp.(a)*	6,250	159,375
Koppers Holdings, Inc.(a)	1,600	41,712
Lancaster Colony Corp.	6,500	288,015
Lydall, Inc.*	2,900	31,349
Mathews International Corp. Class A	7,000	275,450
Myers Industries, Inc.	6,987	109,417
NACCO Industries, Inc. Class A	1,000	136,600
Odyssey Marine Exploration, Inc.*	11,350	33,142
PICO Holdings, Inc.*	3,200	111,264
Raven Industries, Inc.(a)	3,600	96,480
Sensient Technologies Corp.	10,300	253,380
Standex International Corp.	1,700	51,221
Sturm, Ruger & Co., Inc.(a)*	6,700	64,320
Tredegar Corp.	7,700	174,097
Universal Corp.	4,800	235,248
Vector Group Ltd.(a)	11,347	201,409
VendingData Corp.(a)*	5,100	10,149
Volt Information Sciences, Inc.(a)*	3,300	165,693
Zoltek Cos., Inc.(a)*	5,400	106,218
		5,408,379
Education — 0.5%
Corinthian Colleges, Inc.*	17,300	235,799
DeVry, Inc.(a)	14,900	417,200
Educate, Inc.(a)*	4,800	34,176
INVESTools, Inc.(a)*	9,500	131,005
Learning Tree International, Inc.(a)*	3,900	34,671
Lincoln Educational Services(a)*	4,800	64,752

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Education (Continued)
Renaissance Learning, Inc.(a)	6,022	$106,770
Strayer Education, Inc.(a)	1,600	169,680
The Geo Group, Inc.*	4,200	157,584
The Princeton Review, Inc.(a)*	6,600	34,848
Universal Technical Institute, Inc.(a)*	4,700	104,387
		1,490,872
Electric Utilities — 0.3%
ALLETE, Inc.	6,400	297,856
Calpine Corp.(a)*	92,000	101,200
Duquesne Light Holdings, Inc.	15,700	311,645
Weststar Energy, Inc.	1,400	36,344
		747,045
Electrical Equipment — 1.4%
A.O. Smith Corp.	4,400	165,264
Active Power, Inc.(a)*	9,680	25,362
ADDvantage Technologies Group, Inc.*	700	1,953
Advanced Energy Industries, Inc.*	9,800	184,926
Avid Technology, Inc.(a)*	8,895	331,428
Axcelis Technologies, Inc.*	23,000	134,090
Axsys Technologies, Inc.(a)*	2,200	38,654
C&D Technologies, Inc.(a)	7,300	34,602
Checkpoint Systems, Inc.*	7,000	141,400
Cohu, Inc.	4,400	88,704
Credence Systems Corp.*	20,980	109,096
CyberOptics Corp.*	1,700	21,539
Distributed Energy Systems Corp.(a)*	8,600	30,960
Fiberstars, Inc.(a)*	2,200	14,322
FLIR Systems, Inc.(a)*	8,800	280,104
Franklin Electric Co., Inc.	4,300	220,977
Genlyte Group, Inc.*	4,400	343,684
GrafTech International Ltd.(a)*	22,200	153,624
Ibis Technology Corp.(a)*	2,000	2,940
Input/Output, Inc.(a)*	17,500	238,525
Ionatron, Inc.(a)*	15,900	65,190
Littelfuse, Inc.*	3,965	126,404
LTX Corp.(a)*	22,800	127,680
Meade Instruments Corp.*	3,300	6,501
Measurement Specialties, Inc.(a)*	800	17,312
Paxar Corp.*	15,000	345,900
Photon Dynamics, Inc.*	2,500	29,225
Power Integrations, Inc.*	5,300	124,285
Power-One, Inc.(a)*	18,162	132,219
Research Frontiers, Inc.(a)*	2,600	14,222
Rogers Corp.*	3,900	230,685
SIPEX Corp.(a)*	3,800	18,278
Technology Research Corp.	400	1,672
Veeco Instruments, Inc.*	5,700	106,761
Vicor Corp.	6,000	66,660
		3,975,148
Electronics — 5.4%
Actel Corp.*	5,500	99,880
Aeroflex, Inc.*	16,200	189,864
Aetrium, Inc.*	2,200	7,832
Alliance Semiconductor Corp.*	3,550	15,549
American Superconductor Corp.(a)*	16,500	161,865
American Technical Ceramics Corp.*	200	3,256
AMIS Holdings, Inc.(a)*	19,400	205,058
Amkor Technology, Inc.(a)*	37,200	347,448
Analogic Corp.	2,200	123,508
Anixter International, Inc.*	6,800	369,240
Apogee Technology, Inc.*	700	931
Applied Micro Circuits Corp.*	102,300	364,188
Arotech Corp.(a)*	357	$1,089
Asyst Technologies, Inc.*	10,200	74,562
ATMI, Inc.*	7,700	235,081
Audiovox Corp. Class A(a)*	3,800	53,542
AXT, Inc.(a)*	5,100	24,072
Badger Meter, Inc.(a)	3,000	83,100
Bel Fuse, Inc. Class B	1,100	38,269
Belden CDT, Inc.(a)	9,450	369,400
Benchmark Electronics, Inc.*	14,225	346,521
Brooks Automation, Inc.*	15,874	228,586
BTU International, Inc.(a)*	600	5,880
Capstone Turbine Corp.(a)*	20,500	25,215
Catalyst Semiconductor, Inc.(a)*	4,100	14,104
CEVA, Inc.(a)*	3,975	25,718
Cirrus Logic, Inc.*	18,400	126,592
Coherent, Inc.*	6,900	217,833
CompuDyne Corp.(a)*	1,100	7,238
Conexant Systems, Inc.(a)*	116,333	237,319
Cree, Inc.(a)*	1,600	27,712
CTS Corp.(a)	6,500	102,050
Cubic Corp.	5,600	121,520
Cymer, Inc.(a)*	7,000	307,650
Daktronics, Inc.(a)	11,500	423,775
Digital Theater Systems, Inc.*	3,700	89,503
Diodes, Inc.(a)*	4,800	170,304
DSP Group, Inc.*	5,700	123,690
Electro Scientific Industries, Inc.*	5,780	116,409
Electroglas, Inc.(a)*	4,600	11,454
EMCORE Corp.(a)*	25,100	138,803
Emerson Radio Corp.(a)*	5,100	16,065
Energy Conversion Devices, Inc.(a)*	8,600	292,228
EnerSys(a)*	14,500	232,000
Entegris, Inc.(a)*	30,774	332,975
ESS Technology, Inc.*	8,900	9,167
Exar Corp.*	7,900	102,700
Excel Technology, Inc.*	1,600	40,944
FARO Technologies, Inc.(a)*	3,250	78,130
Flextronics International Ltd.*	11,814	135,625
FormFactor, Inc.*	7,100	264,475
Frequency Electronics, Inc.	1,400	16,730
Genesis Microchip, Inc.(a)*	6,400	64,896
HEI, Inc.*	1,200	1,812
Henry Bros. Electronics, Inc.*	300	1,137
hi/fn, Inc.(a)*	4,900	26,166
Hittite Microwave Corp.*	6,700	216,544
II-VI, Inc.*	15,100	421,894
InFocus Corp.*	7,400	19,758
Innovex, Inc.(a)*	3,812	6,633
Integrated Silicon Solution, Inc.*	9,450	54,338
Interlink Electronics, Inc.*	2,600	8,060
inTEST Corp.*	1,700	7,446
IntriCon Corp.(a)*	1,000	4,970
Iteris, Inc.*	6,798	16,315
Itron, Inc.*	5,300	274,752
IXYS Corp.*	6,800	60,520
Keithley Instruments, Inc.	3,500	46,025
KEMET Corp.(a)*	16,500	120,450
Kopin Corp.(a)*	13,800	49,266
LaBarge, Inc.(a)*	3,700	49,691
Lamson & Sessions Co.(a)*	3,400	82,484
Lattice Semiconductor Corp.*	34,159	221,350
LeCroy Corp.(a)*	2,785	32,055
LogicVision, Inc.*	2,900	3,538
LSI Industries, Inc.	3,900	77,415
MagneTek, Inc.*	6,100	34,465
Mattson Technology, Inc.*	26,600	247,912

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Merix Corp.(a)*	3,900	$36,231
Methode Electronics, Inc. Class A	8,200	88,806
Micrel, Inc.*	17,200	185,416
Microsemi Corp.(a)*	11,391	223,833
Microtune, Inc.(a)*	24,200	113,740
Mindspeed Technologies, Inc.*	21,400	40,874
MIPS Technologies, Inc. Class A*	21,100	175,130
MKS Instruments, Inc.*	12,400	279,992
Molecular Devices Corp.*	3,370	71,006
MoSys, Inc.(a)*	6,600	61,050
Multi-Fineline Electronix, Inc.(a)*	6,500	131,885
Nanometrics, Inc.*	2,100	16,611
Napco Security Systems, Inc.(a)*	3,750	22,013
NeoMagic Corp.(a)*	1,800	10,566
Netlogic Microsystems, Inc.(a)*	9,500	206,055
Newport Corp.*	8,200	171,790
Nu Horizons Electronics Corp.(a)*	2,900	29,841
OmniVision Technologies, Inc.(a)*	10,200	139,230
ON Semiconductor Corp.(a)*	47,300	358,061
OSI Systems, Inc.(a)*	3,300	69,069
Park Electrochemical Corp.	4,000	102,600
Pemstar, Inc.(a)*	16,000	61,600
Pericom Semiconductor Corp.*	5,500	63,085
Photronics, Inc.*	8,800	143,792
Pixelworks, Inc.*	3,400	7,786
Planar Systems, Inc.(a)*	2,779	26,873
PLX Technology, Inc.*	5,600	73,024
PMC-Sierra, Inc.(a)*	34,600	232,166
PortalPlayer, Inc.*	1,700	22,865
QuickLogic Corp.*	10,100	29,997
Ramtron International Corp.(a)*	10,700	39,804
REMEC, Inc.	4,693	6,195
RF Monolithics, Inc.(a)*	1,600	7,200
Richardson Electronics Ltd.(a)	2,700	24,597
Rudolph Technologies, Inc.(a)*	6,058	96,443
Sigmatel, Inc.(a)*	9,000	39,420
Silicon Image, Inc.*	18,800	239,136
Skyworks Solutions, Inc.(a)*	33,800	239,304
Sonic Solutions(a)*	4,600	74,980
Spectrum Control, Inc.*	1,200	11,664
Staktek Holdings, Inc.(a)*	20,500	105,575
Stoneridge, Inc.*	4,600	37,674
Supertex, Inc.(a)*	2,000	78,500
Syntax Brillian Corp.(a)*	11,275	96,852
Sypris Solutions, Inc.(a)	2,900	20,155
Taser International, Inc.(a)*	12,400	94,364
Technitrol, Inc.	8,000	191,120
Tessera Technologies, Inc.(a)*	9,000	363,060
Transmeta Corp.*	22,000	24,420
TranSwitch Corp.(a)*	20,300	28,420
Tripath Technology, Inc.(a)*	2,700	162
TriQuint Semiconductor, Inc.(a)*	30,200	135,900
Ultimate Electronics, Inc.(b)(c)*	1,600	—
Ultra Clean Holdings, Inc.(a)*	1,600	19,760
Ultratech Stepper, Inc.(a)*	4,600	57,408
Universal Display Corp.(a)*	6,900	103,569
Universal Electronics, Inc.(a)*	2,100	44,142
UQM Technologies, Inc.(a)*	4,900	13,426
Vitesse Semiconductor Corp.(a)*	44,300	38,320
Wells-Gardner Electronics Corp.(a)*	1,470	5,219
White Electronic Designs Corp.*	5,200	28,288
ZiLog, Inc.(a)*	3,100	13,578
Zoran Corp.*	9,761	142,315
Zygo Corp.(a)*	3,600	$59,220
		14,981,718
Energy — 0.3%
Environmental Power Corp.*	1,200	10,620
Evergreen Energy, Inc.(a)*	15,800	156,262
Evergreen Solar, Inc.(a)*	26,600	201,362
Plug Power, Inc.(a)*	15,763	61,318
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	16,320
Syntroleum Corp.(a)*	11,200	38,752
Teton Energy Corp.*	1,600	7,984
Watts Industries, Inc. Class A(a)	6,400	263,104
		755,722
Environmental Services — 0.3%
Calgon Carbon Corp.(a)*	7,900	48,980
Flanders Corp.(a)*	5,500	54,450
Headwaters, Inc.(a)*	8,300	198,868
Mine Safety Appliances Co.(a)	7,000	256,550
Rollins, Inc.(a)	14,300	316,173
		875,021
Facility Services — 0.1%
ABM Industries, Inc.	10,800	245,268

Financial Services — 2.9%
Advanta Corp. Class A	1,600	63,696
Advanta Corp. Class B	3,900	170,157
AmeriServ Financial, Inc.(a)*	4,400	21,692
Asset Acceptance Capital Corp.*	7,400	124,468
ASTA Funding, Inc.(a)	2,600	79,144
Bankrate, Inc.(a)*	4,000	151,800
BFC Financial Corp.(a)*	5,400	34,506
Cash America International, Inc.	6,200	290,780
Citizens Banking Corp.(a)	8,500	225,250
Citizens South Banking Corp.(a)	1,200	15,528
City Holding Co.	7,900	323,031
CoBiz, Inc.(a)	1,575	34,713
Cohen & Steers, Inc.(a)	11,600	465,972
CompuCredit Corp.(a)*	9,900	394,119
Consumer Portfolio Services, Inc.(a)*	10,500	68,355
Delta Financial Corp.(a)	6,000	60,780
Digital Insight Corp.*	6,900	265,581
Dollar Financial Corp.*	8,600	239,596
eFunds Corp.(a)*	9,800	269,500
Encore Capital Group, Inc.(a)*	8,300	104,580
eSPEED, Inc. Class A(a)*	13,100	114,363
Federal Agricultural Mortgage Corp. Class C(a)	1,400	37,982
Financial Federal Corp.(a)	5,700	167,637
First Albany Cos., Inc.(a)*	2,647	6,141
First Commonwealth Financial Corp.(a)	15,500	208,165
FirstCity Financial Corp.(a)*	2,100	23,268
Fremont General Corp.(a)	7,700	124,817
GAMCO Investors, Inc. Class A(a)	800	30,768
Greenhill & Co., Inc.(a)	4,200	309,960
Hercules Technology Growth Capital, Inc.(a)	3,600	51,300
HF Financial Corp.	110	1,907
IMPATH Bankruptcy Liquidating Trust Class A	1,700	4,080
Interactive Data Corp.	5,000	120,200
Investment Technology Group, Inc.*	7,600	325,888
Irwin Financial Corp.(a)	6,200	140,306
Jackson Hewitt Tax Service, Inc.	7,100	241,187
Knight Capital Group, Inc. Class A*	20,400	391,068

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
LaBranche & Co., Inc.(a)*	8,500	$83,555
MarketAxess Holdings, Inc.(a)*	800	10,856
MCG Capital Corp.	11,700	237,744
MicroFinancial, Inc.	400	1,556
Municipal Mortgage & Equity, L. L. C.(a)	5,500	177,100
Netbank, Inc.(a)	1,700	7,888
Ocwen Financial Corp.(a)*	20,100	318,786
Piper Jaffray Cos., Inc.*	3,100	201,965
Portfolio Recovery Associates, Inc.(a)*	3,000	140,070
PRG-Schultz International, Inc.(a)*	1,050	8,400
QC Holdings, Inc.(a)	2,100	33,516
Resource America, Inc.(a)	3,800	100,320
Sanders Morris Harris Group, Inc.(a)	7,700	98,329
Stifel Financial Corp.(a)*	2,565	100,625
Susquehanna Bancshares, Inc.	10,400	279,552
SWS Group, Inc.	3,934	140,444
The South Financial Group, Inc.	4,000	106,360
Thomas Weisel Partners Group, Inc.(a)*	800	16,880
Track Data Corp.(a)*	1,200	4,296
United PanAm Financial Corp.*	2,600	35,776
Westwood Holdings Group, Inc.(a)	258	5,942
World Acceptance Corp.*	9,300	436,635
		8,248,880
Food & Beverages — 1.1%
American Italian Pasta Co. Class A(a)*	4,800	42,720
American States Water Co.(a)	3,550	137,101
Cal-Maine Foods, Inc.(a)	4,000	34,320
Chiquita Brands International, Inc.(a)	8,300	132,551
Cuisine Solutions, Inc.*	2,900	16,530
Diedrich Coffee, Inc.*	200	738
Flowers Foods, Inc.	11,325	305,662
Green Mountian Coffee, Inc.(a)*	1,600	78,768
Hain Celestial Group, Inc.*	8,079	252,145
Imperial Sugar Co.(a)	1,200	29,052
Interstate Bakeries Corp.(a)*	6,400	15,360
J & J Snack Foods Corp.	3,500	144,900
John B. Sanfilippo & Son, Inc.(a)*	2,650	32,489
Lance, Inc.	6,000	120,480
M&F Worldwide Corp.*	3,300	83,358
Maui Land & Pineapple Co., Inc.(a)*	1,200	40,704
MGP Ingredients, Inc.(a)	3,400	76,874
Monterey Pasta Co.(a)*	3,300	14,421
National Beverage Corp.(a)*	8,100	113,643
Panera Bread Co. Class A(a)*	4,300	240,413
Peet’s Coffee & Tea, Inc.(a)*	2,900	76,096
Performance Food Group Co.*	8,400	232,176
Premium Standard Farms, Inc.(a)	1,200	22,284
Pyramid Breweries, Inc.(a)*	1,600	4,912
Ralcorp Holdings, Inc.*	5,600	284,984
Reddy Ice Holdings, Inc.	1,000	25,820
Redhook ALE Brewery, Inc.*	1,056	5,481
Sanderson Farms, Inc.(a)	3,800	115,102
Scheid Vineyards, Inc. Class A*	20	640
Tasty Baking Co.(a)	800	7,192
The Boston Beer Co., Inc. Class A(a)*	1,400	50,372
Triarc Cos, Inc.(a)	11,700	234,000
Triarc Cos., Inc. Class A(a)	5,300	115,221
		3,086,509
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	8,000	95,840
Caraustar Industries, Inc.*	5,500	44,495
Chesapeake Corp.	3,900	66,378
Deltic Timber Corp.(a)	1,800	100,404
P.H. Glatfelter Co.	8,400	$130,200
Pope & Talbot, Inc.(a)*	6,000	32,820
Schweitzer-Mauduit International, Inc.	3,100	80,755
Universal Forest Products, Inc.	3,200	149,184
Wausau-Mosinee Paper Corp.	10,200	152,898
		852,974
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	19,851
Stewart Enterprises, Inc. Class A	20,200	126,250
		146,101
Health Care - Biotechnology — 3.4%
Acacia Research-CombiMatrix*	5,028	3,972
Advanced Magnetics, Inc.(a)*	1,800	107,496
Alexion Pharmaceuticals, Inc.(a)*	7,000	282,730
Anesiva, Inc.*	3,675	25,725
Antigenics, Inc.(a)*	10,100	18,483
Applera Corp. - Celera Genomics Group.*	13,301	186,081
Arena Pharmaceuticals ,Inc.(a)*	10,400	134,264
ArQule, Inc.(a)*	8,950	52,984
AtheroGenics, Inc.(a)*	7,900	78,289
AVANT Immunotherapeutics, Inc.(a)*	7,100	9,514
Avigen, Inc.*	4,959	26,184
Barrier Therapeutics, Inc.(a)*	6,000	45,240
BioCryst Pharmaceuticals, Inc.(a)*	5,700	65,892
Bioenvision, Inc.(a)*	8,700	40,368
BioMarin Pharmaceutical, Inc.(a)*	27,300	447,447
BioSante Pharmaceuticals, Inc.(a)*	5,100	14,229
Biosite, Inc.(a)*	2,900	141,665
BioSphere Medical, Inc.(a)*	3,000	20,040
Cambrex Corp.	6,400	145,408
Cell Genesys, Inc.(a)*	9,100	30,849
Ciphergen Biosystems, Inc.(a)*	2,600	2,314
Conceptus, Inc.(a)*	5,800	123,482
Cotherix, Inc.(a)*	4,600	62,054
Cryolife, Inc.(a)*	5,500	42,075
CuraGen Corp.(a)*	14,150	65,090
Curis, Inc.*	9,600	12,096
CV Therapeutics, Inc.(a)*	8,900	124,244
CYTOGEN Corp.(a)*	4,000	9,320
Cytomedix, Inc.(a)*	5,100	5,253
Digene Corp.*	5,200	249,184
Discovery Laboratories, Inc.(a)*	18,972	44,774
Diversa Corp.(a)*	9,900	107,712
Dyax Corp.(a)*	20,200	61,206
Emisphere Technologies, Inc.(a)*	5,544	29,328
Encysive Pharmaceuticals, Inc.(a)*	13,000	54,730
EntreMed, Inc.(a)*	8,900	14,062
Enzo Biochem, Inc.(a)*	6,767	96,565
Enzon, Inc.(a)*	9,000	76,590
Exact Sciences Corp.*	5,043	14,272
Exelixis, Inc.*	20,700	186,300
Gene Logic, Inc.(a)*	5,200	8,008
Genitope Corp.(a)*	7,200	25,344
Genta, Inc.(a)*	35,400	15,664
GenVec, Inc.*	10,100	24,139
Geron Corp.(a)*	13,900	122,042
GTC Biotherapeutics, Inc.(a)*	3,000	3,300
GTx, Inc.(a)*	1,300	23,192
Hana Biosciences, Inc.(a)*	6,000	38,220
Harvard Bioscience, Inc.(a)*	6,100	31,293
Hemispherx Biopharma, Inc.(a)*	13,100	28,820
ICOS Corp.(a)*	11,400	385,206
IDM Pharma, Inc.(a)*	2,000	5,120
Illumina, Inc.*	15,800	621,098
Immunomedics, Inc.(a)*	29,900	108,537

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Incyte Corp.(a)*	25,500	$148,920
Inhibitex, Inc.*	1,700	2,805
Inovio Biomedical Corp.(a)*	7,600	25,004
Integra LifeSciences Holdings(a)*	6,200	264,058
InterMune, Inc.(a)*	7,126	219,124
Introgen Therapeutics, Inc.(a)*	9,500	41,800
Isolagen, Inc.(a)*	6,500	19,045
Keryx Biopharmaceuticals, Inc.*	15,800	210,140
Kosan Biosciences, Inc.(a)*	6,000	33,300
Lexicon Genetics, Inc.(a)*	18,400	66,424
LifeCell Corp.(a)*	6,500	156,910
Lipid Sciences, Inc.(a)*	4,200	5,670
Martek Biosciences Corp.(a)*	6,400	149,376
Matritech, Inc.*	3,100	2,046
Maxygen, Inc.(a)*	7,930	85,406
Medarex, Inc.(a)*	24,600	363,834
MicroIslet, Inc.(a)*	7,600	5,852
Micromet, Inc.(a)*	5,866	17,598
Momenta Pharmaceuticals, Inc.(a)*	5,500	86,515
Monogram Biosciences, Inc.(a)*	24,020	42,756
Myriad Genetics, Inc.(a)*	7,800	244,140
Nabi Biopharmaceuticals(a)*	13,300	90,174
Nanogen, Inc.(a)*	9,100	16,926
Neose Technologies, Inc.(a)*	7,159	15,965
Northfield Laboratories, Inc.(a)*	5,600	22,792
Novavax, Inc.(a)*	11,700	47,970
Nuvelo, Inc.(a)*	13,266	53,064
Orchid Cellmark, Inc.*	10,550	32,705
Oscient Pharmaceuticals Corp.(a)*	1,725	8,728
Progenics Pharmaceuticals, Inc.*	4,900	126,126
Regeneration Technologies, Inc.*	4,800	28,128
Regeneron Pharmaceuticals, Inc.*	21,900	439,533
RegeneRx Biopharmaceuticals, Inc.(a)*	6,500	13,325
Repligen Corp.(a)*	5,700	16,017
Sangamo BioSciences, Inc.(a)*	6,800	44,880
Savient Pharmaceuticals, Inc.*	12,400	139,004
Seattle Genetics, Inc.(a)*	11,605	61,855
Sequenom, Inc.(a)*	6,733	31,510
Sirna Therapeutics, Inc.(a)*	30,900	402,009
StemCells, Inc.*	15,600	41,340
Stratagene Corp.(a)*	4,050	30,132
Strategic Diagnostics, Inc.*	4,150	15,687
Tanox, Inc.(a)*	11,600	230,840
Techne Corp.(a)*	1,700	94,265
Telik, Inc.(a)*	15,600	69,108
The Medicines Co.*	10,500	333,060
Third Wave Technologies, Inc.(a)*	8,237	39,620
Threshold Pharmaceuticals, Inc.(a)*	13,800	51,060
Titan Pharmaceuticals, Inc.(a)*	6,400	21,248
Trimeris, Inc.(a)*	10,097	128,333
ViaCell, Inc.(a)*	4,067	19,196
Vical, Inc.*	7,400	47,582
		9,600,399
Health Care - Drugs — 2.9%
Acadia Pharmaceuticals, Inc.(a)*	5,900	51,861
Accelrys, Inc.*	5,200	31,252
Acusphere, Inc.(a)*	4,600	11,224
Adolor Corp.(a)*	8,800	66,176
Advancis Pharmaceutical Corp.(a)*	6,600	25,608
ADVENTRX Pharmaceuticals, Inc.*	14,300	42,185
Alkermes, Inc.(a)*	18,000	240,660
Allos Therapeutics, Inc.(a)*	20,200	117,968
Alpharma, Inc. Class A	9,000	216,900
Anika Therapeutics, Inc.*	2,000	$26,540
AP Pharma, Inc.*	1,700	2,329
ARIAD Pharmaceuticals, Inc.(a)*	14,800	76,072
Array BioPharma, Inc.*	15,600	201,552
Auxilium Pharmaceuticals, Inc.*	2,900	42,601
AVANIR Pharmaceuticals(a)*	5,375	12,416
AXM Pharma, Inc.*	1,300	143
Bradley Pharmaceuticals, Inc. Class A(a)*	3,400	69,972
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	107,800
Cell Therapeutics, Inc.(a)*	11,600	20,300
Cellegy Pharmaceuticals, Inc.*	2,400	132
CollaGenex Pharmaceuticals, Inc.(a)*	3,700	51,689
Corcept Therapeutics, Inc.*	4,500	5,535
Cortex Pharmaceuticals, Inc.(a)*	7,300	9,052
Critical Therapeutics, Inc.(a)*	6,100	12,444
Cubist Pharmaceuticals, Inc.*	12,000	217,320
Dendreon Corp.(a)*	15,800	65,886
DOV Pharmaceutical, Inc.*	4,300	1,161
Durect Corp.(a)*	14,800	65,712
DUSA Pharmaceuticals, Inc.(a)*	4,150	17,845
Dynavax Technologies Corp.(a)*	8,100	74,358
Elite Pharmaceuticals, Inc. Class A(a)*	3,900	8,424
Hi-Tech Pharmacal Co., Inc.*	2,300	27,991
Icagen, Inc.(a)*	300	309
Immtech International, Inc.(a)*	1,900	14,440
ImmunoGen, Inc.(a)*	13,662	69,266
Impax Laboratories, Inc.(a)*	10,500	101,850
Indevus Pharmaceuticals, Inc.(a)*	21,300	151,230
Infinity Pharmaceuticals, Inc.(a)*	3,850	47,933
Inspire Pharmaceuticals, Inc.(a)*	10,750	68,262
Integrated Biopharma, Inc.(a)*	2,200	15,180
Interpharm Holdings, Inc.*	2,000	4,080
IntraBiotics Pharmaceuticals, Inc.*	700	3,052
Isis Pharmaceuticals, Inc.(a)*	19,300	214,616
Ista Pharmaceuticals, Inc.(a)*	6,250	44,313
Javelin Pharmaceuticals, Inc.*	300	1,560
K-V Pharmaceutical Co. Class A*	7,300	173,594
K-V Pharmaceutical Co. Class B*	700	16,639
Lannett Co., Inc.(a)*	4,650	29,063
Ligand Pharmaceuticals, Inc. Class B*	13,300	145,635
MannKind Corp.*	10,956	180,664
Medicis Pharmaceutical Corp. Class A(a)	1,600	56,208
Memory Pharmaceuticals, Corp.(a)*	12,300	30,012
Metabasis Therapeutics, Inc.(a)*	6,100	45,872
NeoPharm, Inc.(a)*	6,399	10,686
Neurogen Corp.*	8,850	52,658
New River Pharmaceuticals, Inc.(a)*	6,900	377,499
NitroMed, Inc.(a)*	8,700	21,315
NPS Pharmaceuticals, Inc.(a)*	10,000	45,300
Omega Protein Corp.(a)*	5,497	42,492
Onyx Pharmaceuticals, Inc.(a)*	13,000	137,540
OSI Pharmaceuticals, Inc.(a)*	11,400	398,772
OXiGENE, Inc.*	5,600	26,880
Pain Therapeutics, Inc.(a)*	19,800	176,220
Panacos Pharmaceuticals, Inc.(a)*	14,500	58,145
Par Pharmaceutical Cos., Inc.(a)*	6,800	152,116
Penwest Pharmaceuticals Co.(a)*	4,800	79,776
PetMed Express, Inc.(a)*	8,500	113,475
Pharmacopeia Drug Discovery, Inc.*	1,800	7,668
Pharmacyclics, Inc.(a)*	4,400	22,308
Pharmion Corp.(a)*	6,400	164,736
POZEN, Inc.(a)*	10,900	185,191
Praecis Pharmaceuticals, Inc.(a)*	1,800	8,838
Renovis, Inc.(a)*	5,500	17,380
Rigel Pharmaceuticals, Inc.*	5,550	65,878

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Salix Pharmaceuticals Ltd.(a)*	11,000	$133,870
Santarus, Inc.(a)*	16,400	128,412
SciClone Pharmaceuticals, Inc.(a)*	13,900	44,758
Sciele Pharma, Inc.(a)*	15,300	367,200
SCOLR Pharma, Inc.(a)*	4,800	22,560
Spectrum Pharmaceuticals, Inc.(a)*	6,500	35,945
Star Scientific, Inc.(a)*	20,050	65,163
Sunesis Pharmaceuticals, Inc.(a)*	1,100	4,972
Super-Gen, Inc.(a)*	17,300	87,884
The Quigley Corp.*	2,100	11,949
United Therapeutics Corp.(a)*	4,000	217,480
Valeant Pharmaceuticals International(a)	19,500	336,180
Valera Pharmaceuticals, Inc.(a)*	3,300	26,631
VaxGen, Inc.*	3,300	6,270
ViroPharma, Inc.*	24,100	352,824
VIVUS, Inc.(a)*	10,200	36,924
Xenoport, Inc.(a)*	5,200	127,660
Zymogenetics, Inc.(a)*	32,100	499,797
		8,006,238
Health Care - Products — 4.4%
1-800 CONTACTS, Inc.(a)*	3,500	57,085
Abaxis, Inc.(a)*	5,400	103,950
ABIOMED, Inc.(a)*	5,000	70,500
Akorn, Inc.(a)*	17,300	108,125
Aksys Ltd.(a)	6,045	786
Align Technology, Inc.(a)*	13,500	188,595
Alnylam Pharmaceuticals, Inc.(a)*	6,700	143,380
American Medical Systems Holdings, Inc.(a)*	15,400	285,208
AMICAS, Inc.(a)*	14,050	41,307
Arcadia Resources, Inc.(a)*	21,800	44,908
Arrhythmia Research Technology, Inc.(a)	200	4,866
Arrow International, Inc.	9,889	349,873
ArthroCare Corp.(a)*	5,800	231,536
Aspect Medical Systems, Inc.(a)*	4,300	80,883
ATS Medical, Inc.(a)*	6,700	13,869
AVI BioPharma, Inc.(a)*	10,800	34,344
Bentley Pharmaceuticals, Inc.(a)*	4,900	49,833
BioLase Technology, Inc.(a)*	4,400	38,500
Bioveris Corp.(a)*	3,000	41,160
BSD Medical Corp.*	4,100	21,607
Caliper Life Sciences, Inc.*	9,433	53,957
Candela Corp.*	11,000	136,070
Cantel Medical Corp.(a)*	3,950	63,950
Cardiac Science Corp.(a)*	4,996	40,318
CardioDynamics International Corp.*	6,000	6,240
CardioTech International, Inc.*	3,700	7,215
Cerus Corp.(a)*	5,300	31,058
Cholestech Corp.*	2,800	51,576
Clinical Data, Inc.*	149	2,391
Columbia Laboratories, Inc.(a)*	9,900	50,490
CONMED Corp.*	6,150	142,188
Conor Medsystems, Inc.(a)*	3,800	119,054
Criticare Systems, Inc.*	2,100	6,321
CryoCor, Inc.*	2,100	5,880
Cyberonics, Inc.(a)*	4,700	97,008
Cypress Bioscience, Inc.(a)*	6,700	51,925
Datascope Corp.(a)	3,400	123,896
DepoMed, Inc.(a)*	17,600	60,720
Digirad Corp.(a)*	2,400	9,888
Digital Angel Corp.(a)*	8,800	22,440
DJ Orthopedics, Inc.*	4,800	205,536
E-Z-EM, Inc.*	2,400	41,928
Eclipsys Corp.*	6,300	$129,528
Endocare, Inc.(a)*	2,000	3,540
Endologix, Inc.(a)*	12,600	44,100
Enpath Medical, Inc.*	1,300	18,915
Epicept Corp.(a)*	673	962
EPIX Pharmaceuticals, Inc.(a)*	6,166	42,545
Haemonetics Corp.*	6,100	274,622
Halozyme Therapeutics, Inc.(a)*	18,300	147,315
Hanger Orthopedic Group, Inc.*	4,000	30,120
HealthTronics, Inc.*	7,700	51,282
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	28,930
Human Genome Sciences, Inc.(a)*	27,600	343,344
I Trax, Inc.(a)*	7,300	22,630
I-Flow Corp.(a)*	4,297	64,240
ICU Medical, Inc.*	2,950	120,006
Immucor, Inc.*	13,602	397,586
Immunicon Corp.(a)*	5,800	19,256
Implant Sciences Corp.(a)*	2,000	4,400
Insmed, Inc.(a)*	10,300	9,064
Integramed America, Inc.*	2,150	32,358
Interleukin Genetics, Inc.(a)*	4,500	26,325
IntraLase Corp.(a)*	9,700	217,086
Invacare Corp.	5,500	135,025
IOMED, Inc.*	700	1,925
IVAX Diagnostics, Inc.*	3,700	5,439
Kensey Nash Corp.(a)*	1,700	54,060
La Jolla Pharmaceutical Co.(a)*	5,900	17,877
Landauer, Inc.(a)	1,300	68,211
Langer, Inc.*	600	2,754
Lifecore Biomedical, Inc.(a)*	2,800	49,924
Luminex Corp.(a)*	8,700	110,490
Mannatech, nc.(a)	5,100	75,123
Matrixx Initiatives, Inc.(a)*	1,400	22,302
Medical Action Industries, Inc.*	1,900	61,256
Medtox Scientific, Inc.*	3,700	49,321
Memry Corp.*	14,200	35,074
Mentor Corp.(a)	5,900	288,333
Meridian Bioscience, Inc.	5,500	134,915
Merit Medical Systems, Inc.*	5,744	90,985
MGI Pharma, Inc.*	16,526	304,244
Microtek Medical Holdings, Inc.*	9,600	44,160
Milestone Scientific, Inc.(a)*	500	575
Minrad International, Inc.*	9,200	50,232
Misonix, Inc.*	2,200	8,888
MTS Medication Technologies, Inc.(a)*	1,300	12,337
Nastech Pharmaceutical Co., Inc.(a)*	3,900	59,007
Natus Medical, Inc.(a)*	4,600	76,406
Nektar Therapeutics(a)*	28,900	439,569
NMT Medical, Inc.(a)*	2,100	28,413
North American Scientific, Inc.(a)*	2,600	2,834
Noven Pharmaceuticals, Inc.(a)*	4,700	119,615
Nutraceutical International Corp.*	2,300	35,213
NuVasive, Inc.(a)*	7,000	161,700
OraSure Technologies, Inc.(a)*	9,600	79,296
OrthoLogic Corp.*	7,200	10,296
Osteotech, Inc.*	3,100	17,515
Palatin Technologies, Inc.(a)*	14,200	28,968
Palomar Medical Technologies, Inc.(a)*	3,400	172,278
Perrigo Co.	20,400	352,920
PhotoMedex, Inc.(a)*	9,200	10,212
PolyMedica Corp.	4,900	198,009
Possis Medical, Inc.(a)*	3,800	51,224
PSS World Medical, Inc.*	25,900	505,827
QuadraMed Corp.*	8,900	24,564
Quidel Corp.(a)*	17,200	234,264
Retractable Technologies, Inc.*	2,700	7,614

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Rita Medical Systems, Inc.(a)*	11,400	$52,440
SeraCare Life Sciences, Inc.(a)*	2,600	16,822
Sirona Dental Systems, Inc.(a)	2,900	111,679
Solexa, Inc.(a)*	10,300	135,445
Sonic Innovations, Inc.*	5,560	28,968
SONUS Pharmaceuticals, Inc.(a)*	3,800	23,218
SRI/Surgical Express, Inc.*	200	1,098
STAAR Surgical Co.(a)*	5,280	37,013
Stereotaxis, Inc.(a)*	1,200	12,384
Synovis Life Technologies, Inc.*	1,900	18,905
The Spectranetics Corp.(a)*	8,500	95,965
Theragenics Corp.(a)*	7,500	23,250
Thoratec Corp.(a)*	21,102	370,973
Urologix, Inc.(a)*	2,600	6,058
USANA Health Sciences, Inc.(a)*	3,400	175,644
Vascular Solutions, Inc.(a)*	2,500	21,825
Ventana Medical Systems, Inc.(a)*	7,200	309,816
Viasys Healthcare, Inc.*	15,000	417,300
Vital Signs, Inc.	1,900	94,848
West Pharmaceutical Services, Inc.	8,900	455,947
Wright Medical Group, Inc.(a)*	7,200	167,616
Zila, Inc.*	9,200	23,368
Zoll Medical Corp.*	1,400	81,536
		12,189,830
Health Care - Services — 3.1%
Air Methods Corp.(a)*	2,000	55,840
Albany Molecular Research, Inc.*	6,800	71,808
Alliance Imaging, Inc.(a)*	10,400	69,160
Allied Healthcare International, Inc.(a)*	11,950	35,013
Allscripts Heathcare Solutions, Inc.(a)*	16,300	439,937
Amedisys, Inc.(a)*	5,667	186,263
America Service Group, Inc.(a)*	2,000	31,940
American Dental Partners, Inc.*	1,850	34,946
AMERIGROUP Corp.*	10,900	391,201
AmSurg Corp.*	6,550	150,650
Angelica Corp.	2,000	51,600
Apria Healthcare Group, Inc.(a)*	8,500	226,525
Bio-Imaging Technologies, Inc.(a)*	2,000	16,120
Bio-Reference Laboratories, Inc.(a)*	2,300	51,727
BioScrip, Inc.(a)*	7,380	25,535
Capital Senior Living Corp.(a)*	5,200	55,328
Centene Corp.*	8,100	199,017
Dynacq Healthcare, Inc.*	1,300	1,859
Exponent, Inc.*	3,400	63,444
Five Star Quality Care, Inc.*	16,000	178,400
Genesis HealthCare Corp.*	4,100	193,643
Gentiva Health Services, Inc.(a)*	6,500	123,890
HealthExtras, Inc.*	8,600	207,260
Healthspring, Inc.*	5,500	111,925
Healthways, Inc.(a)*	6,900	329,199
HMS Holdings Corp.(a)*	5,100	77,265
Hooper Holmes, Inc.*	14,000	46,340
Kendle International, Inc.*	2,300	72,335
Kindred Healthcare, Inc.*	9,400	237,350
LCA-Vision, Inc.(a)	4,100	140,876
Magellan Health Services, Inc.*	5,300	229,066
Matria Healthcare, Inc.(a)*	9,893	284,226
MedCath Corp.*	5,100	139,536
Medical Staffing Network Holdings, Inc.(a)*	6,300	36,981
MedQuist, Inc.*	4,200	57,120
Metropolitan Health Networks, Inc.*	10,500	33,075
Molina Healthcare, Inc.(a)*	5,100	165,801
National Healthcare Corp.	2,100	$115,920
National Medical Health Card Systems, Inc.(a)*	907	10,712
NovaMed Eyecare, Inc.*	4,700	35,579
OCA, Inc.*	8,100	122
Odyssey Healthcare, Inc.*	6,850	90,831
Option Care, Inc.(a)	8,275	117,919
PainCare Holdings, Inc.(a)*	9,300	10,230
PAREXEL International Corp.*	5,300	153,541
Pediatric Services of America, Inc.*	500	6,490
Pediatrix Medical Group, Inc.*	5,200	254,280
Pharmanet Development Group, Inc.(a)*	3,450	76,141
Prospect Medical Holdings, Inc.*	1,000	6,200
Psychemedics Corp.	400	7,700
Psychiatric Solutions, Inc.*	9,600	360,192
Quality Systems, Inc.(a)	13,000	484,510
Radiation Therapy Services, Inc.(a)*	5,100	160,752
RadNet, Inc.(a)*	1,750	8,085
RehabCare Group, Inc.*	2,500	37,125
Res-Care, Inc.*	5,800	105,270
Sierra Health Services, Inc.*	7,600	273,904
STERIS Corp.	11,200	281,904
Sun Healthcare Group, Inc.(a)*	6,600	83,358
Sunrise Assisted Living, Inc.(a)*	11,100	340,992
Symbion, Inc.(a)*	3,800	70,338
The Advisory Board Co.*	3,900	208,806
The TriZetto Group, Inc.*	12,400	227,788
U.S. Physical Therapy, Inc.*	2,750	33,688
United Surgical Partners International, Inc.(a)*	8,850	250,897
VistaCare, Inc. Class A(a)*	2,600	26,390
		8,661,865
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	2,700	112,995
Kimball International, Inc. Class B(a)	4,900	119,070
Tempur-Pedic International, Inc.(a)*	17,000	347,820
		579,885
Household Products — 0.2%
Applica, Inc.(a)*	4,900	39,151
Bassett Furniture Industries, Inc.(a)	1,500	24,510
Craftmade International, Inc.	400	7,184
Enesco Group, Inc.*	1,500	270
Ethan Allen Interiors, Inc.(a)	6,400	231,104
Furniture Brands International, Inc.(a)	11,300	183,399
Libbey, Inc.(a)	3,650	45,041
Lifetime Brands, Inc.(a)	2,200	36,146
Quaker Fabric Corp.(a)*	2,400	2,832
Restoration Hardware, Inc.(a)*	7,600	64,676
Salton, Inc.*	2,900	6,525
		640,838
Instruments - Scientific — 0.7%
Angiodynamics, Inc.*	1,700	36,533
Bovie Medical Corp.(a)*	3,000	27,210
Bruker BioSciences Corp.*	22,438	168,509
Cepheid, Inc.(a)*	11,300	96,050
Cutera, Inc.*	2,800	75,600
ev3, Inc.(a)*	12,559	216,392
FEI Co.(a)*	6,800	179,316
Greatbatch, Inc.(a)*	4,400	118,448
Iridex Corp.(a)*	1,000	8,870
IRIS International, Inc.*	2,600	32,890
Kyphon, Inc.(a)*	9,300	375,720
Microvision, Inc.(a)*	7,930	25,297
Neogen Corp.*	1,200	26,640

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Neurometrix, Inc.(a)*	1,800	$26,838
Occulogix, Inc.*	2,300	3,611
RAE Systems, Inc.(a)*	12,600	40,320
Signalife, Inc.(a)*	6,600	7,260
SurModics, Inc.(a)*	3,700	115,144
Symmetry Medical, Inc.*	5,000	69,150
Therma-Wave, Inc.(a)*	6,500	7,735
Vital Images, Inc.(a)*	3,400	118,320
X-Rite, Inc.(a)	5,700	70,110
		1,845,963
Insurance — 2.7%
21st Century Holding Co.(a)	1,000	23,750
21st Century Insurance Group	21,000	370,650
Affirmative Insurance Holdings, Inc.	500	8,135
Alfa Corp.(a)	16,895	317,795
American Equity Investment Life Holding Co.(a)	24,000	312,720
American Physicians Capital, Inc.*	1,950	78,078
Argonaut Group, Inc.*	6,200	216,132
Baldwin & Lyons, Inc. Class B(a)	1,300	33,202
Bristol West Holdings, Inc.	5,400	85,482
Brooke Corp.(a)	1,900	21,850
Citizens, Inc. CLass A(a)*	10,658	70,343
CNA Surety Corp.*	9,200	197,800
Crawford & Co. CLass A	800	4,792
Crawford & Co. Class B(a)	1,300	9,490
Delphi Financial Group, Inc. Class S	7,125	288,277
Direct General Corp.	2,700	55,728
Donegal Group, Inc. Class A	3,688	72,248
EMC Insurance Group, Inc.(a)	3,800	129,656
FBL Financial Group, Inc. Class A	5,600	218,848
Financial Industries Corp.*	900	6,840
First Acceptance Corp.(a)*	18,600	199,392
FPIC Insurance Group, Inc.*	1,400	54,558
Great American Financial Resources, Inc.	10,000	230,500
Harleysville Group, Inc.	6,800	236,776
Hilb, Rogal & Hamilton Co.	7,800	328,536
Horace Mann Educators Corp.	8,600	173,720
Infinity Property & Casualty Corp.	4,300	208,077
KMG America Corp.(a)*	4,550	43,634
LandAmerica Financial Group, Inc.(a)	3,900	246,129
Meadowbrook Insurance Group, Inc.(a)*	8,300	82,087
Mercer Insurance Group, Inc.	1,100	22,176
Ohio Casualty Corp.	6,300	187,803
Penn Treaty American Corp.*	3,950	30,376
PMA Capital Corp. Class A*	6,100	56,242
Presidential Life Corp.	5,600	122,920
ProAssurance Corp.*	5,300	264,576
ProCentury Corp.	2,400	44,400
RLI Corp.	4,600	259,532
RTW, Inc.*	650	5,863
SCPIE Holdings, Inc.(a)*	300	7,842
Seabright Insurance Holdings*	8,600	154,886
Selective Insurance Group, Inc.	5,400	309,366
State Auto Financial Corp.(a)	8,600	298,678
Stewart Information Services Corp.	2,900	125,744
The Commerce Group, Inc.	2,800	83,300
The Midland Co.	600	25,170
The Navigators Group, Inc.*	3,600	173,448
The Phoenix Companies, Inc.	18,100	287,609
Tower Group, Inc.	4,700	146,029
Triad Guaranty, Inc.(a)*	2,200	120,714
U.S.I. Holdings Corp.*	1,600	24,576
Unico American Corp.(a)*	1,700	$22,236
United America Indemnity Ltd.*	1,396	35,361
United Fire & Casualty Co.	5,100	179,775
Universal American Financial Corp.*	11,700	218,088
Vesta Insurance Group, Inc.*	6,900	17
Zenith National Insurance Corp.	750	35,183
		7,567,135
Internet Services — 3.0%
1-800-FLOWERS.COM, Inc. Class A(a)*	5,700	35,112
24/7 Real Media, Inc.(a)*	9,700	87,785
Access Integrated Technologies, Inc. Class A(a)*	4,600	40,112
ActivIdentity Corp.(a)*	9,400	47,658
Alloy, Inc.*	2,325	26,761
Answerthink, Inc.(a)*	9,400	28,952
Aptimus, Inc.*	500	3,300
Arbinet-thexchange, Inc.*	2,900	15,921
Ariba, Inc.(a)*	17,950	138,933
Audible, Inc.*	4,700	37,271
Autobytel, Inc.(a)*	16,450	57,575
Blue Coat Systems, Inc.(a)*	3,200	76,640
BroadVision, Inc.(a)*	20,617	16,081
CACI International, Inc. Class A*	4,400	248,600
CMGI, Inc.(a)*	9,100	12,194
CNET Networks, Inc.(a)*	20,100	182,709
Cogent Communications Group, Inc.(a)*	10,900	176,798
Corillian Corp.(a)*	9,000	33,930
CyberSource Corp.*	7,600	83,752
Digital River, Inc.(a)*	6,100	340,319
Drugstore.com, Inc.(a)*	20,600	75,396
EarthLink, Inc.*	26,500	188,150
eCollege.Com(a)*	4,700	73,555
Entrust Technologies, Inc.*	15,450	65,972
Equinix, Inc.(a)*	5,500	415,910
Globix Corp.(a)*	17,500	76,125
GSI Commerce, Inc.(a)*	9,500	178,125
Harris Interactive, Inc.*	19,600	98,784
HealthStream, Inc.*	4,300	16,985
Hollywood Media Corp.*	7,300	30,733
i2 Technologies, Inc.(a)*	3,900	88,998
iGATE Capital Corp.*	11,640	80,083
Internap Network Services Corp.(a)*	7,300	145,051
Internet Capital Group, Inc.(a)*	8,600	88,236
j2 Global Communications, Inc.(a)*	10,400	283,400
Jupitermedia Corp.(a)*	6,500	51,480
Keynote Systems, Inc.*	2,850	30,210
Lionbridge Technologies, Inc.(a)*	12,600	81,144
Looksmart Ltd.*	4,300	19,178
MIVA, Inc.(a)*	5,400	18,306
Move, Inc.*	33,500	184,585
Napster, Inc.(a)*	100	363
Netflix, Inc.(a)*	10,900	281,874
NetRatings, Inc.(a)*	6,900	120,819
Network Engines, Inc.(a)*	8,200	21,320
NIC, Inc.*	12,300	61,131
Overstock.com, Inc.(a)*	3,500	55,300
PC-Tel, Inc.*	4,700	43,945
Perficient, Inc.(a)*	6,000	98,460
Priceline.com, Inc.(a)*	8,400	366,324
Quovadx, Inc.*	4,000	11,280
Real Networks, Inc.(a)*	33,100	362,114
Redback Networks, Inc.(a)*	12,400	309,256
RightNow Technologies, Inc.(a)*	15,000	258,300
S1 Corp.*	19,500	107,445
SafeNet, Inc.*	5,772	138,182

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
Selectica, Inc.*	3,600	$6,372
SonicWALL, Inc.*	22,100	186,082
Stamps.com, Inc.(a)*	4,650	73,237
TheStreet.com, Inc.(a)	5,500	48,950
Think Partnership, Inc.(a)*	10,600	34,556
Travelzoo, Inc.*	3,100	92,845
Tumbleweed Communications Corp.*	14,700	38,661
United Online, Inc.	31,650	420,312
ValueClick, Inc.(a)*	16,000	378,080
Varsity Group, Inc.(a)*	3,000	5,310
Vignette, Corp.*	6,010	102,591
Vocus, Inc.*	5,900	99,120
Web.com, Inc.*	2,600	10,894
WebEx Communications, Inc.(a)*	9,000	314,010
webMethods, Inc.*	26,900	197,984
Websense, Inc.*	9,400	214,602
WebSideStory, Inc.(a)*	3,800	48,108
Zix Corp.(a)*	5,500	6,545
		8,495,181
Leisure — 1.5%
Aldila, Inc.	1,000	14,910
Ambassadors Group, Inc.	4,000	121,400
Ameristar Casinos, Inc.(a)	11,100	341,214
Atari, Inc.*	23,000	13,110
Aztar Corp.*	6,300	342,846
Bally Technologies, Inc.(a)*	10,900	203,612
Bally Total Fitness Holding Corp.(a)*	8,700	21,315
Bluegreen Corp.(a)*	5,500	70,565
Carmike Cinemas, Inc.(a)	2,800	57,092
Churchill Downs, Inc.(a)	1,000	42,740
Dover Downs Gaming & Entertainment, Inc.	2,700	36,099
Dover Motorsports, Inc.(a)	2,500	13,275
Escala Group, Inc.(a)*	6,900	53,061
Escalade, Inc.(a)	1,950	20,865
GameTech International, Inc.*	800	9,584
Gaming Partners International Corp.(a)	1,300	23,387
Gaylord Entertainment Co.*	4,322	220,120
Great Wolf Resorts, Inc.*	1,800	25,128
ILX Resorts, Inc.(a)	900	8,478
Interstate Hotels & Resorts, Inc.(a)*	7,500	55,950
Isle of Capri Casinos, Inc.(a)*	7,600	202,008
Johnson Outdoors, Inc. Class A*	1,000	18,580
K2, Inc.*	10,900	143,771
Lakes Entertainment, Inc.(a)*	4,300	46,397
Life Time Fitness, Inc.(a)*	6,700	325,017
Magna Entertainment Corp. Class A(a)	2,000	9,020
Marine Products Corp.(a)	8,400	98,616
Monarch Casino & Resort, Inc.*	3,000	71,640
MTR Gaming Group, Inc.(a)*	5,200	63,544
Multimedia Games, Inc.(a)*	5,200	49,920
Nevada Gold & Casinos, Inc.(a)*	2,000	7,580
Pinnacle Entertainment, Inc.*	1,500	49,710
PokerTek, Inc.(a)*	1,700	14,076
Progressive Gaming International Corp.(a)*	6,900	62,583
Red Lion Hotels Corp.*	4,200	53,508
Shuffle Master, Inc.(a)*	6,262	164,064
Silverleaf Resorts, Inc.(a)*	7,000	31,360
Six Flags, Inc.(a)*	21,800	114,232
Speedway Motorsports, Inc.(a)	3,400	130,560
Sunterra Corp.(a)*	4,650	56,033
The Marcus Corp.	4,500	115,110
Topps Co., Inc.	8,000	71,200
Trump Entertainment Resorts, Inc.(a)*	6,155	$112,267
Vail Resorts, Inc.(a)*	8,200	367,524
WMS Industries, Inc.(a)*	6,700	233,562
		4,306,633
Machinery — 1.8%
Alamo Group, Inc.	2,000	46,920
Albany International Corp. Class A	5,300	174,423
Applied Industrial Technologies, Inc.	8,925	234,817
Astec Industries, Inc.*	4,000	140,400
Baldor Electric Co.	7,100	237,282
Baldwin Technology Co.*	2,900	14,500
CARBO Ceramics, Inc.(a)	4,050	151,348
Cascade Corp.(a)	2,800	148,120
Cherokee International Corp.(a)*	3,500	14,000
Columbus McKinnon Corp.*	3,900	81,978
Dril-Quip, Inc.*	8,200	321,112
Flotek Industries, Inc.(a)*	1,600	44,880
Flow International Corp.(a)*	8,000	88,160
FSI International, Inc.*	6,300	33,201
Gardner Denver, Inc.*	4,000	149,240
Gehl Co.*	2,400	66,072
Gerber Scientific, Inc.*	5,000	62,800
Global Power Equipment Group, Inc.(a)*	11,450	8,015
Gulf Islands Fabrication, Inc.(a)	2,600	95,940
Hardinge, Inc.	1,100	16,566
Intevac, Inc.*	6,783	176,019
Kadant, Inc.*	1,800	43,884
Kennametal, Inc.	300	17,655
Kulicke and Soffa Industries, Inc.(a)*	12,000	100,800
Lindsay Manufacturing Co.(a)	2,500	81,625
Lone Star Technologies, Inc.*	6,200	300,142
Lufkin Industries, Inc.	1,900	110,352
Milacron, Inc.(a)*	7,986	6,389
Powell Industries, Inc.*	1,200	37,884
Presstek, Inc.(a)*	6,300	40,068
Regal-Beloit Corp.(a)	6,100	320,311
Robbins & Myers, Inc.	3,700	169,904
Rofin-Sinar Technologies, Inc.*	2,600	157,196
SatCon Technology Corp.(a)*	6,900	7,866
Sauer-Danfoss, Inc.	10,000	322,500
Semitool, Inc.*	6,400	85,184
Tecumseh Products Co. Class A(a)*	2,100	35,490
Tennant Co.	3,500	101,500
The Middleby Corp.(a)*	1,500	157,005
TurboChef Technologies, Inc.(a)*	5,800	98,716
Twin Disc, Inc.	1,100	39,050
Universal Compression Holdings, Inc.*	5,700	354,027
Woodward Governor Co.	6,300	250,173
		5,143,514
Manufacturing — 1.4%
AptarGroup, Inc.	1,800	106,272
Ballantyne of Omaha, Inc.*	2,500	13,100
Blount International, Inc.*	9,100	122,486
Bolt Technology Corp.(a)*	1,000	22,300
Briggs & Stratton Corp.(a)	5,200	140,140
Charles & Colvard Ltd.(a)	4,337	34,696
CLARCOR, Inc.	10,300	348,243
Cognex Corp.(a)	10,000	238,200
Core Molding Technologies ,Inc.*	2,200	21,230
Cycle Country Accessories Corp.*	1,000	1,820
EFJ, Inc.(a)*	8,900	59,986
Encore Wire Corp.(a)	4,400	96,844
Fedders Corp.(a)*	6,600	6,600
Friedman Industries(a)	700	8,470
Hawk Corp. Class A*	900	10,773

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Manufacturing (Continued)
Jacuzzi Brands, Inc.*	30,900	$384,087
JAKKS Pacific, Inc.(a)*	5,500	120,120
Lakeland Industries, Inc.(a)*	440	5,997
Lennox International, Inc.	11,100	339,771
MFRI, Inc.*	1,000	19,700
Nanophase Technologies Corp.(a)*	4,200	25,074
Nordson Corp.	6,900	343,827
Portec Rail Products, Inc.(a)	900	9,090
Quanex Corp.	7,125	246,454
Quixote Corp.	900	17,703
Rotonics Manufacturing ,Inc.*	2,400	7,056
Smith & Wesson Holding Corp.(a)*	7,400	76,516
SonoSite, Inc.(a)*	2,400	74,232
Steinway Musical Instruments, Inc.*	900	27,945
Sun Hydraulics Corp.(a)	2,800	57,428
Superior Essex, Inc.*	4,284	142,443
The Gorman-Rupp Co.	2,500	92,425
TTM Technologies, Inc.*	21,600	244,728
Varian, Inc.*	6,300	282,177
Wabtec Corp.	2,000	60,760
		3,808,693
Metals & Mining — 1.4%
A.M. Castle & Co.(a)	3,700	94,165
Alpha Natural Resources, Inc.*	6,300	89,649
AMCOL International Corp.	5,900	163,666
Brush Engineered Materials, Inc.(a)*	5,600	189,112
Century Aluminum Co.(a)*	6,500	290,225
CIRCOR International, Inc.	3,400	125,086
Cleveland-Cliffs, Inc.(a)	7,200	348,768
Coeur d’Alene Mines Corp.(a)*	61,200	302,940
Compass Minerals International, Inc.(a)	6,300	198,828
Empire Resources ,Inc.(a)	1,300	14,222
Gibraltar Industries, Inc.	6,000	141,060
Hecla Mining Co.(a)*	26,300	201,458
Kaydon Corp.	6,200	246,388
Liquidmetal Technologies, Inc.(a)*	500	760
Metal Management, Inc.	10,100	382,285
Mines Management, Inc.(a)*	2,000	9,960
Mueller Industries, Inc.	7,800	247,260
NN, Inc.	3,000	37,290
Royal Gold, Inc.(a)	4,400	158,312
RTI International Metals, Inc.(a)*	4,200	328,524
Stillwater Mining Co.(a)*	17,300	216,077
USEC, Inc.(a)*	18,300	232,776
Westmoreland Coal Co.*	1,000	19,670
Wolverine Tube, Inc.(a)*	2,500	3,050
		4,041,531
Multimedia — 0.5%
Emmis Communications Corp. Class A	9,900	81,576
Gemstar-TV Guide International, Inc.*	107,364	430,530
Image Entertainment, Inc.(a)*	3,800	13,262
LodgeNet Entertainment Corp.*	6,600	165,198
Macrovision Corp.(a)*	10,900	308,034
Martha Stewart Living Omnimedia, Inc. Class A(a)	5,600	122,640
Media General, Inc. Class A	4,600	170,982
Pegasus Communications Corp.*	1,000	2,110
Schawk, Inc.(a)	5,600	109,424
Triple Crown Media, Inc.*	730	5,650
Young Broadcasting, Inc. Class A(a)*	3,800	10,716
		1,420,122

Office Equipment — 0.3%
Global Imaging Systems, Inc.*	10,900	$239,255
IKON Office Solutions, Inc.*	28,000	458,360
Marlin Business Services, Inc.(a)*	2,600	62,478
TRM Corp.(a)*	2,550	5,457
		765,550
Office Furnishings & Supplies — 0.4%
Aaron Rents, Inc.	8,400	241,752
Acco Brands Corp.*	11,200	296,464
Ennis Business Forms, Inc.	5,200	127,192
Interface, Inc.*	11,877	168,891
Knoll, Inc.	8,400	184,800
Standard Register Co.	4,600	55,200
		1,074,299
Oil & Gas — 4.3%
Abraxas Petroleum Corp.(a)*	8,400	25,956
Allis-Chalmers Energy, Inc.(a)*	4,800	110,592
American Oil & Gas, Inc.(a)*	8,100	53,055
Aquila, Inc.*	74,100	348,270
Arena Resources, Inc.(a)*	3,100	132,401
Atlas America, Inc.*	4,893	249,396
ATP Oil & Gas Corp.*	5,900	233,463
Atwood Oceanics, Inc.(a)*	6,200	303,614
Berry Petroleum Co. Class A(a)	8,900	275,989
Bois d’Arc Energy, Inc.*	2,200	32,186
Boots & Coots International Well Control, Inc.(a)*	11,100	24,864
Brigham Exploration Co.*	11,000	80,410
Callon Petroleum Co.*	3,700	55,611
Carrizo Oil & Gas, Inc.(a)*	5,700	165,414
Cheniere Energy, Inc.(a)*	6,400	184,768
Clayton Williams Energy, Inc.(a)*	2,100	76,251
Comstock Resources, Inc.*	9,500	295,070
Contango Oil & Gas Co.(a)*	2,500	59,600
Dawson Geophysical Co.*	1,100	40,073
Delta Natural Gas, Inc.(a)	200	5,016
Delta Petroleum Corp.(a)*	11,680	270,509
Dune Energy, Inc.(a)*	11,800	27,494
Edge Petroleum Corp.*	3,100	56,544
Encore Aquisition Co.*	11,050	271,056
Endeavor International Corp.*	31,350	71,792
Energy Partners Ltd.(a)*	6,800	166,056
Energy West, Inc.	200	2,220
EnergySouth, Inc.(a)	900	36,090
ENGlobal Corp.(a)*	10,800	69,444
EXCO Resources, Inc.(a)*	9,700	164,027
FX Energy, Inc.(a)*	8,650	53,371
Gasco Energy, Inc.(a)*	16,000	39,200
Giant Industries, Inc.(a)*	2,600	194,870
Goodrich Petroleum Corp.(a)*	5,500	198,990
Grey Wolf, Inc.(a)*	42,400	290,864
Gulfport Energy Corp.(a)*	6,800	92,412
Hanover Compressor Co.(a)*	7,000	132,230
Harvest Natural Resources, Inc.*	7,500	79,725
Hornbeck Offshore Services, Inc.*	5,800	207,060
Houston Amern Energy Corp.(a)	300	2,217
Houston Exploration Co.*	4,900	253,722
Hydril Co.(a)*	3,100	233,089
Infinity, Inc.*	2,300	7,820
Key Energy Services, Inc.*	14,400	225,360
Markwest Hydrocarbon, Inc.	2,410	117,005
Matrix Service Co.(a)*	7,400	119,140
McMoRan Exploration Co.(a)*	5,700	81,054
Metretek Technologies, Inc.(a)*	2,400	29,568
Mitcham Industries, Inc.(a)*	1,800	21,510

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
NATCO Group, Inc. Class A*	3,200	$102,016
Natural Gas Services Group*	2,500	34,750
New Jersey Resources Corp.	5,250	255,045
Newpark Resources, Inc.*	18,800	135,548
Oceaneering International, Inc.*	10,600	420,820
Oil States International, Inc.*	8,900	286,847
OMNI Energy Services Corp.(a)*	2,800	27,412
Parallel Petroleum Corp.(a)*	6,800	119,476
Parker Drilling Co.*	24,000	196,080
Penn Virginia Corp.	4,100	287,164
Petrohawk Energy Corp.(a)*	27,556	316,894
Petroleum Development Corp.(a)*	2,800	120,540
PetroQuest Energy, Inc.(a)*	10,000	127,400
Piedmont Natural Gas Co., Inc.(a)	2,600	69,550
Pioneer Drilling Co.*	10,400	138,112
Quest Resource Corp.*	3,800	38,380
RGC Resources, Inc.	200	5,070
RPC, Inc.(a)	47,850	807,708
SEACOR Holdings, Inc.(a)*	3,273	324,485
SEMCO Energy, Inc.*	7,800	47,580
South Jersey Industries, Inc.	6,400	213,824
St. Mary Land & Exploration Co.	2,500	92,100
Stone Energy Corp.*	4,537	160,383
SulphCo, Inc.(a)*	13,800	65,136
Superior Energy Services, Inc.*	859	28,066
Swift Energy Co.(a)*	5,800	259,898
The Meridian Resource Corp.*	18,700	57,783
Transmeridian Exploration, Inc.(a)*	42,400	146,280
Tri-Valley Corp.(a)*	4,600	43,654
Trico Marine Services, Inc.*	2,600	99,606
VAALCO Energy, Inc.*	22,100	149,175
W-H Energy Services, Inc.*	5,700	277,533
Warren Resources, Inc.(a)*	6,500	76,180
Whiting Petroleum Corp.*	6,800	316,880
Whittier Energy Corp.(a)*	2,500	23,175
		12,136,988
Paper & Related Products — 0.1%
Bowater, Inc.(a)	9,200	207,000
Potlatch Corp.	435	19,062
Xerium Technologies, Inc.(a)	7,200	70,488
		296,550
Personal Care — 0.2%
Chattem, Inc.(a)*	3,400	170,272
Elizabeth Arden, Inc.*	6,200	118,110
Nature’s Sunshine Products, Inc.	2,700	31,198
Nu Skin Enterprises, Inc. Class A(a)	14,700	267,981
Revlon, Inc. Class A(a)*	76,007	97,289
		684,850
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)*	2,000	119,020
Concord Camera Corp.*	540	2,430
		121,450
Printing — 0.2%
Cenveo, Inc.(a)*	18,900	400,680
Champion Industries Inc/WV	2,100	18,039
Consolidated Graphics, Inc.*	2,200	129,954
Valassis Communications, Inc.*	9,100	131,950
		680,623
Publishing — 0.6%
Cadmus Communications Corp.	2,000	48,840
Document Security Systems, Inc.(a)*	2,400	26,616
Journal Register Co.	13,200	96,360
Marvel Entertainment, Inc.(a)*	16,500	$444,015
Playboy Enterprises, Inc. Class B(a)*	5,900	67,614
PRIMEDIA, Inc.(a)*	49,800	84,162
ProQuest Co.(a)*	6,300	65,835
Scholastic Corp.*	9,500	340,480
Sun-Times Media Group, Inc. Class A(a)	25,000	122,750
The Reader’s Digest Association, Inc.(a)	19,300	322,310
		1,618,982
Real Estate — 0.2%
Avatar Holdings, Inc.(a)*	500	40,425
California Coastal Communities, Inc.*	1,800	38,610
Consolidated-Tomoka Land Co.(a)	1,100	79,640
Lodgian, Inc.*	7,500	102,000
Tejon Ranch Co.(a)*	3,300	184,272
United Capital Corp.*	1,250	36,912
ZipRealty, Inc.(a)*	700	5,243
		487,102
Restaurants — 1.8%
AFC Enterprises, Inc.(a)*	5,600	98,952
Applebee’s International, Inc.(a)	13,375	329,961
Benihana, Inc. Class A*	2,300	70,610
BJ’s Restaurants, Inc.(a)*	4,800	97,008
Bob Evans Farms, Inc.	7,400	253,228
Buca, Inc.(a)*	4,300	20,683
California Pizza Kitchen, Inc.*	3,900	129,909
CBRL Group, Inc.*	6,200	277,512
CEC Entertainment, Inc.*	6,650	267,663
Champps Entertainment, Inc.*	2,200	15,290
CKE Restaurants, Inc.	14,300	263,120
Domino’s Pizza, Inc.	12,400	347,200
Famous Dave’s of America, Inc.(a)*	2,145	35,328
IHOP Corp.(a)	3,200	168,640
Jack in the Box, Inc.*	6,800	415,072
Krispy Kreme Doughnuts, Inc.(a)*	13,000	144,300
Landry’s Seafood Restaurants, Inc.(a)	4,400	132,396
Luby’s, Inc.*	5,200	56,628
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,800	67,312
O’ Charley’s, Inc.(a)*	4,200	89,376
P.F. Chang’s China Bistro, Inc.(a)*	9,600	368,448
Papa John’s International, Inc.(a)*	13,400	388,734
RARE Hospitality International, Inc.*	7,109	234,099
Red Robin Gourmet Burgers, Inc.(a)*	3,300	118,305
Rubio’s Restaurants, Inc.*	1,700	16,745
Ruby Tuesday, Inc.(a)	12,900	353,976
Sonic Corp.*	11,475	274,826
Texas Roadhouse, Inc. Class A(a)*	3,300	43,758
The Steak n Shake Co.*	5,300	93,281
		5,172,360
Retail - Food — 0.4%
Calavo Growers, Inc.(a)	1,000	10,220
Ingles Markets, Inc.	2,600	77,454
Pathmark Stores, Inc.(a)*	10,900	121,535
Ruddick Corp.	9,500	263,625
Smart & Final, Inc.*	9,400	177,660
The Great Atlantic & Pacific Tea Co., Inc.(a)	9,100	234,234
Weis Markets, Inc.	5,400	216,594
Wild Oats Markets, Inc.(a)*	5,400	77,652
		1,178,974
Retail - General — 0.5%
99 Cents Only Stores(a)*	15,300	186,201
Casey’s General Stores, Inc.	11,074	260,793
dELiA*s, Inc.*	5,186	54,401

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - General (Continued)
Duckwall-ALCO Stores, Inc.(a)*	200	$7,800
Fred’s, Inc.	8,787	105,795
Kirklands, Inc.(a)*	3,500	17,570
Longs Drug Stores Corp.	6,000	254,280
PriceSmart, Inc.(a)*	6,250	111,938
RedEnvelope, Inc.(a)*	1,100	7,766
Retail Ventures, Inc.(a)*	9,000	171,360
The Pantry, Inc.(a)*	4,100	192,044
		1,369,948
Retail - Specialty — 4.5%
A.C. Moore Arts & Crafts, Inc.(a)*	4,000	86,680
Aeropostale, Inc.*	10,850	334,939
America’s Car-Mart, Inc.(a)*	2,350	27,871
American Greetings Corp. Class A(a)	15,500	369,985
Bakers Footwear Group, Inc.*	400	3,616
bebe stores, inc.	18,300	362,157
Big 5 Sporting Goods Corp.	4,800	117,216
Blair Corp.	752	24,628
Blockbuster, Inc. Class A(a)*	33,800	178,802
Blockbuster, Inc. Class B(a)*	20,900	102,410
Books-A-Million, Inc.(a)	3,300	74,844
Borders Group, Inc.(a)	12,900	288,315
Brown Shoe Co., Inc.*	6,300	300,762
Cabela’s, Inc. Class A(a)*	13,000	313,690
Cache, Inc.*	2,800	70,672
Callaway Golf Co.	15,200	219,032
Casual Male Retail Group, Inc.(a)*	7,400	96,570
Charlotte Russe Holding, Inc.*	5,500	169,125
Children’s Place Retail Stores, Inc.(a)*	4,800	304,896
Christopher & Banks Corp.	7,637	142,506
Citi Trends, Inc.*	3,000	118,920
Collegiate Pacific, Inc.	4,400	41,624
Conn’s, Inc.(a)*	4,400	102,388
Cost Plus, Inc.(a)*	3,697	38,079
Deb Shops, Inc.	1,900	50,160
Design Within Reach, Inc.(a)*	2,300	11,339
DSW, Inc. Class A(a)*	3,200	123,424
Finlay Enterprises, Inc.*	1,200	9,588
First Cash Financial Services, Inc.*	6,200	160,394
Footstar, Inc.*	1,400	9,170
Friedman’s, Inc. Class A(b)(c)	1,600	—
Gander Mountain Co.(a)*	2,600	23,426
Genesco, Inc.(a)*	3,900	145,470
Golf Galaxy, Inc.*	1,650	30,756
Gottschalks, Inc.(a)*	2,200	25,256
Group 1 Automotive, Inc.	4,900	253,428
GTSI Corp.(a)*	2,500	23,150
Guitar Center, Inc.(a)*	5,500	250,030
Hancock Fabrics, Inc.(a)*	3,000	10,320
Haverty Furniture Cos., Inc.(a)	4,200	62,160
Hibbett Sporting Goods, Inc.*	7,150	218,290
Hot Topic, Inc.*	8,175	109,055
Jo-Ann Stores, Inc.(a)*	5,100	125,460
Jos. A. Bank Clothiers, Inc.(a)*	3,475	101,991
K-Swiss, Inc. Class A	5,700	175,218
Kenneth Cole Productions, Inc. Class A	2,300	55,177
La-Z-Boy, Inc.(a)	9,900	117,513
Lenox Group, Inc.(a)*	3,700	23,680
MarineMax, Inc.(a)*	3,300	85,569
Mothers Work, Inc.*	400	15,756
Movado Group, Inc.	9,800	284,200
Movie Gallery, Inc.*	10,146	35,714
Pacific Sunwear of California, Inc.(a)*	15,275	299,084
Payless ShoeSource, Inc.*	13,300	$436,506
PC Connection, Inc.(a)*	5,000	74,150
PC Mall, Inc.*	2,200	23,188
Pep Boys - Manny, Moe & Jack(a)	10,900	161,974
Pier 1 Imports, Inc.(a)	16,400	97,580
R.G. Barry Corp.*	1,900	13,794
RC2 Corp.*	4,400	193,600
Regis Corp.	3,900	154,206
Rex Stores Corp.*	1,575	27,941
Rocky Brands, Inc.(a)*	1,000	16,120
School Specialty, Inc.*	4,400	164,956
Select Comfort Corp.(a)*	10,750	186,943
Sharper Image Corp.(a)*	2,400	22,200
Shoe Carnival, Inc.(a)*	1,900	60,040
Sonic Automotive, Inc. Class A(a)	6,700	194,568
Sotheby’s Holdings, Inc. Class A	21,400	663,828
Stage Stores, Inc.	6,200	188,418
Stein Mart, Inc.	9,630	127,694
Systemax, Inc.(a)*	6,600	115,170
Tandy Leather Factory, Inc.(a)*	2,200	17,754
The Bombay Co., Inc.(a)*	6,300	8,064
The Bon-Ton Stores, Inc.(a)	2,600	90,090
The Boyds Collection Ltd.(b)(c)*	10,600	5,300
The Buckle, Inc.(a)	3,900	198,315
The Cato Corp. Class A	6,100	139,751
The Dress Barn, Inc.(a)*	13,600	317,288
The Gymboree Corp.*	6,600	251,856
The Men’s Wearhouse, Inc.	7,500	286,950
The Nautilus Group, Inc.(a)	16,200	226,800
The Talbots, Inc.(a)	11,300	272,330
Transport World Entertainment Corp.(a)*	5,400	35,532
Tuesday Morning Corp.(a)	7,400	115,070
Tween Brands, Inc.*	6,200	247,566
Tweeter Home Entertainment Group, Inc.*	4,200	8,904
United Retail Group, Inc.*	2,200	30,844
West Marine, Inc.(a)*	4,300	74,261
Wet Seal, Inc.*	30,275	201,934
Wilsons The Leather Experts, Inc.(a)*	9,950	20,298
Zale Corp.*	9,200	259,532
Zumiez, Inc.(a)*	2,200	64,988
		12,520,808
Steel — 0.8%
AK Steel Holding Corp.*	22,000	371,800
Chaparral Steel Co.	8,000	354,160
Material Sciences Corp.*	2,900	37,526
Olympic Steel, Inc.(a)	1,200	26,676
Omega Flex, Inc.(a)	1,500	31,020
Oregon Steel Mills, Inc.(a)*	6,400	399,424
Ryerson Tull, Inc.(a)	9,299	233,312
Schnitzer Steel Industries, Inc. Class A	4,750	188,575
Shiloh Industries, Inc.(a)	2,500	47,375
Steel Technologies, Inc.	1,900	33,345
Valmont Industries, Inc.	5,000	277,450
Worthington Industries, Inc.(a)	17,800	315,416
		2,316,079
Telecommunications — 2.4%
ADTRAN, Inc.(a)	6,900	156,630
Alaska Communications Systems Group, Inc.(a)	8,600	130,634
Anaren Microwave, Inc.*	3,900	69,264
APAC Telecommunications Corp.(a)*	11,000	41,250
Aware, Inc.*	4,900	26,117
Axesstel, Inc.*	4,200	8,190
Boston Communications Group, Inc.(a)*	3,200	8,000
C-Cor.net Corp.*	10,100	112,514

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications (Continued)
CallWave, Inc.(a)*	3,300	$8,910
Carrier Access Corp.(a)*	7,100	46,576
CellStar Corp.(a)*	2,300	6,900
Centennial Communications Corp. Class A(a)*	23,048	165,715
Ciena Corp.(a)*	6,414	177,732
Cincinnati Bell, Inc.*	54,400	248,608
Commonwealth Telephone Enterprises, Inc.	3,800	159,068
CommScope, Inc.*	10,400	316,992
Comtech Telecommunications Corp.*	4,325	164,653
Consolidated Communications Holdings, Inc.	5,100	106,590
CT Communications, Inc.(a)	4,126	94,568
D&E Communications, Inc.	2,900	36,685
Ditech Networks, Inc.*	6,000	41,520
Dobson Communications Corp. Class A*	33,200	289,172
EMS Technologies, Inc.*	2,600	52,078
Eschelon Telecom, Inc.*	1,300	25,753
Essex Corp.*	3,400	81,294
FairPoint Communications, Inc.(a)	300	5,685
FiberTower Corp.(a)*	29,600	174,048
General Communication, Inc. Class A*	10,800	169,884
Glenayre Technologies, Inc.*	17,650	45,007
GlobeTel Communications Corp.*	15,500	5,735
GulfMark Offshore, Inc.*	3,800	142,158
Harmonic, Inc.*	15,700	114,139
Hickory Tech Corp.(a)	1,900	13,585
iBasis, Inc.*	7,000	59,360
IDT Corp.(a)*	1,900	25,707
IDT Corp. Class B(a)*	17,900	234,132
InfoSpace, Inc.(a)*	6,000	123,060
InterDigital Communication Corp.(a)*	4,000	134,200
Knology, Inc.(a)*	14,600	155,344
LCC International, Inc. Class A(a)*	5,900	24,898
Lightbridge, Inc.*	5,400	73,116
Loral Space & Communications, Inc.*	4,400	179,168
Metro One Telecommunications, Inc.(a)*	1,025	2,645
MRV Communications, Inc.(a)*	37,600	133,104
NMS Communications Corp.(a)*	9,600	19,680
Novatel Wireless, Inc.(a)*	6,200	59,954
Outdoor Channel Holdings, Inc.(a)*	5,300	67,999
ParkerVision, Inc.(a)*	4,400	49,060
Path 1 Network Technologies, Inc.*	600	54
Plantronics, Inc.(a)	6,600	139,920
Powerwave Technologies, Inc.(a)*	20,515	132,322
Preformed Line Products Co.	850	29,963
Premiere Global Services, Inc.*	14,800	139,712
Price Communications Corp.	11,225	236,286
Primus Telecommunications Group, Inc.(a)*	13,500	5,670
Radyne Corp.(a)*	4,200	45,108
RCN Corp.*	7,700	232,155
RELM Wireless Corp.(a)*	2,400	14,352
RF Micro Devices, Inc.(a)*	42,400	287,896
Rural Cellular Corp. Class A*	5,700	74,898
Spherix, Inc.*	1,400	3,220
SunCom Wireless Holdings, Inc. Class A*	23,200	16,240
SureWest Communications(a)	3,108	85,594
Sycamore Networks, Inc.*	58,200	218,832
SymmetriCom, Inc.(a)*	9,284	82,813
Telular Corp.(a)*	2,600	9,412
Tollgrade Communications, Inc.(a)*	2,200	23,254
US LEC Corp. Class A(a)*	7,100	66,101
USA Mobility, Inc.(a)	3,000	67,110
Westell Technologies, Inc. Class A*	10,500	26,250
Wireless Facilities, Inc.(a)*	13,500	$38,475
Wireless Telecom Group, Inc.*	4,600	11,730
		6,574,448
Textile & Apparel — 1.5%
Ashworth, Inc.*	2,900	21,054
Carter’s, Inc.*	13,000	331,500
Charming Shoppes, Inc.*	25,400	343,662
Cherokee, Inc.	700	30,037
Columbia Sportswear Co.(a)	750	41,775
Culp, Inc.*	1,500	7,725
Cutter & Buck, Inc.	1,300	14,001
Delta Apparel, Inc.	1,100	18,799
DHB Industries, Inc.(a)*	12,100	35,695
G & K Services, Inc. Class A	4,200	163,338
G-III Apparel Group Ltd.*	2,300	43,309
Hartmarx Corp.(a)*	6,900	48,714
Iconix Brand Group, Inc.(a)*	9,900	191,961
Kellwood Co.	5,600	182,112
Maidenform Brands, Inc.*	5,600	101,472
Nexcen Brands, Inc.(a)*	10,150	73,384
Oakley, Inc.(a)	15,100	302,906
Oxford Industries, Inc.	3,900	193,635
Perry Ellis International, Inc.*	2,000	82,000
Phoenix Footwear Group, Inc.(a)*	800	3,520
Quiksilver, Inc.(a)*	36,900	581,175
Skechers U.S.A., Inc. Class A(a)*	5,800	193,198
Steven Madden Ltd.	3,900	136,851
Stride Rite Corp.(a)	6,500	98,020
Superior Uniform Group, Inc.	1,100	14,146
Tag-It Pacific, Inc.*	2,600	2,678
Tandy Brands Accessories, Inc.(a)	1,300	15,236
Tarrant Apparel Group*	5,200	7,644
The Dixie Group, Inc.(a)*	2,300	29,072
The Finish Line, Inc. Class A	9,100	129,948
The Warnaco Group, Inc.*	8,900	225,882
True Religion Apparel, Inc.(a)*	4,000	61,240
Unifi, Inc.(a)*	9,400	23,030
Wolverine World Wide, Inc.	11,200	319,424
		4,068,143
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	13,500	193,050

Tobacco — 0.1%
Alliance One International, Inc.*	21,200	149,672

Tools-Hand Held — 0.1%
Toro Co.(a)	6,400	298,432

Transportation — 1.8%
ABX Air, Inc.(a)*	12,800	88,704
AirNet Systems, Inc.(a)*	700	2,072
Alexander & Baldwin, Inc.	2,500	110,850
Arkansas Best Corp.(a)	5,300	190,800
Atlas Air Worldwide Holdings, Inc.(a)*	4,200	186,900
Bristow Group, Inc.(a)*	5,200	187,668
Celadon Group, Inc.*	4,500	75,375
Covenant Transport, Inc. Class A*	1,500	17,100
Dynamex, Inc.*	2,300	53,728
Eagle Bulk Shipping, Inc.(a)	7,500	130,050
EGL, Inc.*	9,900	294,822
Forward Air Corp.	6,850	198,170
Frozen Food Express Industries, Inc.	5,100	43,860
GATX Corp.	6,000	259,980
Genesee & Wyoming, Inc. Class A*	7,525	197,456
Greenbrier Companies, Inc.(a)	2,900	87,000

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation (Continued)
Heartland Express, Inc.	21,624	$324,792
Hub Group, Inc. Class A*	8,000	220,400
Interpool, Inc.	7,700	179,872
Kansas City Southern Industries, Inc.*	11,315	327,909
Kirby Corp.*	10,000	341,300
Knight Transportation, Inc.(a)	18,000	306,900
Marten Transport Ltd.*	4,300	78,819
Old Dominion Freight Line, Inc.*	7,852	188,998
P.A.M. Transportation Services, Inc.*	1,400	30,828
PHI, Inc.(a)*	2,300	75,279
Quality Distribution ,Inc.*	3,600	47,952
RailAmerica, Inc.*	7,800	125,424
Saia, Inc.*	2,100	48,741
Stonepath Group, Inc.*	3,500	560
Swift Transportation Co., Inc.*	680	17,864
TAL International Group, Inc.(a)	5,400	144,126
Target Logistics, Inc.*	3,500	8,400
Universal Truckload Services, Inc.(a)*	3,300	78,375
USA Truck, Inc.*	1,900	30,495
Werner Enterprises, Inc.(a)	16,275	284,487
		4,986,056
Utilities — 1.9%
Artesian Resources Corp. Class A	300	5,898
Avista Corp.	12,400	313,844
BIW Ltd.	200	3,140
Black Hills Corp.	7,300	269,662
California Water Service Group(a)	4,300	173,720
Cascade Natural Gas Corp.	2,500	64,800
Central Vermont Public Service Corp.	2,500	58,875
CH Energy Group, Inc.(a)	2,700	142,560
Chesapeake Utilities Corp.	600	18,390
Cleco Corp.	12,400	312,852
Connecticut Water Service, Inc.	1,900	43,225
El Paso Electric Co.*	10,200	248,574
Empire District Electric Co.	6,300	155,547
FuelCell Energy, Inc.(a)*	11,200	72,352
Green Mountain Power Corp.	800	27,112
IDACORP, Inc.	8,000	309,200
MGE Energy, Inc.(a)	4,500	164,610
Middlesex Water Co.	2,299	43,060
Northwest Natural Gas Co.	6,800	288,592
NorthWestern Corp.	6,400	226,432
Otter Tail Power Co.	7,214	224,788
Peoples Energy Corp.(a)	7,200	320,904
PNM Resources, Inc.	6,150	191,265
SJW Corp.(a)	3,300	127,908
Southwest Gas Corp.	7,800	299,286
Southwest Water Co.(a)	4,608	63,406
The Laclede Group, Inc.	4,500	157,635
UIL Holdings Corp.(a)	5,166	217,954
Unisource Energy Corp.	7,400	270,322
Unitil Corp.(a)	500	12,675
WGL Holdings, Inc.(a)	10,200	332,316
WPS Resources Corp.(a)	1,200	64,836
		5,225,740
Waste Management — 0.3%
American Ecology Corp.	3,766	69,709
Casella Waste Systems, Inc. Class A(a)*	4,800	58,704
Clean Harbors, Inc.*	4,100	198,481
Darling International, Inc.(a)*	17,800	98,078
Rentech, Inc.(a)*	43,300	163,241
Synagro Technologies, Inc.	16,400	72,488
Waste Connections, Inc.*	4,650	193,207

Waste Industries USA ,Inc.	2,800	$85,457
		939,365
TOTAL COMMON STOCKS (Identified Cost $222,762,105)		278,672,045
WARRANTS — 0.0%
Health Care - Products — 0.0%
Caliper Life Sciences, Inc.* (d)	404	695

TOTAL WARRANTS (Identified Cost $432)		695
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	382,259	382,258
		382,259

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $382,259)		382,259

Total Investments — 99.8% (Indentified Cost $223,144,796)#		279,054,999

Cash and Other Assets, Less liabilities — 0.2%		643,445
Net Assets — 100.0%		$279,698,444

†	See Note 1.
(a)	All or a portion of security out on loan.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total Market Value for such investments amounted to $5,300, which represents 0.00% of net assets.
(d)	Illiquid security representing 0.00% of net assets.
*	Non-income producing security
#

At December 31, 2006 the aggregate cost of investment securities for income tax purposes was $223,144,796. Net unrealized appreciation aggregated $55,910,203 of which $75,605,178 related to appreciated investment securities and $19,694,975 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2006 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 4.0%
Amcor Ltd.	162,357	$927,840
APN News & Media Ltd.(a)	48,103	229,399
Australand Property Group	84,518	132,909
AWB Ltd.(a)	69,525	168,793
AXA Asia Pacific Holdings Ltd.	149,930	861,549
BHP Steel Ltd.(a)	137,134	931,786
Boral Ltd.	119,492	718,666
Brickworks Ltd.(a)	12,302	122,183
Challenger Financial Services Group Ltd.(a)	33,100	107,495
Commonwealth Bank of Australia	138,786	5,413,016
CSR Ltd.(a)	104,850	309,930
Downer EDI Ltd.	57,371	316,107
Foster’s Group Ltd.	232,127	1,266,181
Futuris Corp. Ltd.(a)	52,590	81,665
Iluka Resources Ltd.(a)	35,028	183,612
Insurance Australia Group Ltd.	109,355	547,364
John Fairfax Holdings Ltd.(a)	62,600	238,334
Mayne Nickless Ltd.	94,919	284,316
Mayne Pharma Ltd.	128,417	411,985
National Australia Bank Ltd.(a)	280,197	8,922,958
OneSteel Ltd.	111,534	411,450
Origin Energy Ltd.(a)	104,961	684,223
Pacific Brands Ltd.	29,287	60,253
PaperlinX Ltd.(a)	21,204	65,686
Promina Group Ltd.(a)	92,035	502,022
Publishing & Broadcasting Ltd.	10,737	180,694
Qantas Airways Ltd.	532,584	2,191,405
Santos Ltd.	77,660	604,197
St. George Bank Ltd.(a)	12,044	313,292
TABCORP Holdings Ltd.(a)	70,454	935,771
Washington H Soul Pattinson & Co., Ltd.	11,161	77,067
		28,202,148
Austria — 0.5%
Boehler-Uddeholm AG	3,212	225,068
Flughafen Wien AG	630	61,852
OMV AG	9,580	543,470
Voest-Alpine Stahl AG	22,412	1,264,918
Wienerberger AG	17,203	1,021,549
		3,116,857
Belgium — 0.5%
Ackermans & van Haaren NV	937	77,897
Banque Nationale de Belgique (BNB)	30	142,517
Bekaert NV	3,700	462,375
Cofinimmo	248	49,809
Cumerio	5,444	130,747
Cumerio-VVPR*	210	16
Delhaize Group	7,329	610,746
Dexia	23,881	653,903
Fortis	17,855	761,507
InBev NV	6,192	408,058
S.A. D’Ieteren NV	154	54,808
Solvay SA(a)	1,349	206,852
Tessenderlo Chemie NV	2,800	119,345
Umicore*	210	17
		3,678,597
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,400	64,513
Kerry Properties Ltd.(a)	111,525	521,230
		585,743
Canada — 3.6%
AGF Management Ltd.(a)	6,100	146,559
Alcan, Inc.(a)	80,663	3,930,020
Astral Media, Inc.	10,600	$363,187
Atco Ltd. Class I	7,700	332,539
Barrick Gold Corp.	44,400	1,365,831
BCE, Inc.(a)	72,230	1,946,132
Bombardier, Inc. Class B*	185,400	628,394
Canadian Pacific Railway Ltd.(a)	29,965	1,578,729
Canfor Corp.*	14,800	137,028
CanWest Global Communications Corp.*	11,800	111,884
Celestica, Inc.*	34,700	270,359
CGI Group, Inc.*	91,100	635,527
Corus Entertainment, Inc. Class B	4,500	160,245
Domtar, Inc.*	28,400	240,038
Emera, Inc.(a)	5,700	110,537
Empire Co., Ltd Class A	7,800	276,487
Fairfax Financial Holdings Ltd.(a)	2,700	536,733
George Weston Ltd.(a)	10,500	681,140
Gerdau Ameristeel Corp.	14,600	130,415
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	629,054
Magna International, Inc. Class A(a)	11,024	887,955
Manitoba Telecom Services, Inc.	2,300	91,574
Maple Leaf Foods, Inc.	5,800	61,414
MDS, Inc.	17,688	322,828
MI Developments, Inc. Class A(a)	2,400	85,876
Nova Chemicals Corp.(a)*	18,990	529,582
Onex Corp.	16,900	411,116
Quebecor World, Inc.(a)	11,600	134,374
Quebecor, Inc. Class B	4,900	150,818
Sherritt International Corp.	48,300	513,504
Sobeys, Inc.	6,900	242,512
Sun Life Financial, Inc.(a)	137,520	5,819,879
Torstar Corp. Class B(a)	4,700	79,086
TransAlta Corp.(a)	69,400	1,586,422
Transcontinental, Inc. Class A	5,300	94,731
West Fraser Timber Co., Ltd.	4,900	173,985
		25,396,494
Cayman Islands — 0.0%
China State Construction International Holdings Ltd.	30,222	19,040

Denmark — 1.4%
AP Moller - Maersk A/S	247	2,325,755
Carlsberg A/S	6,325	628,028
Codan A/S	5,320	516,939
Danisco A/S(a)	12,180	1,036,926
Danske Bank	84,803	3,767,388
Jyske Bank A/S*	7,940	563,534
Sydbank	7,400	353,632
Vestas Wind Systems*	5,600	236,639
		9,428,841
Finland — 1.3%
Fortum Corp.	56,873	1,618,070
Huhtamaki Van Leer Oyj Series 1(a)	11,200	219,919
Kemira GrowHow Oyj	5,121	45,885
Kemira Oyj	24,100	541,595
Kesko Oyj	19,100	1,008,679
Metsa-Serla Oyj Series B(a)	16,600	104,927
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)(a)	12,800	214,514
Outokumpu Oyj	27,400	1,072,418
Rautaruukki Oyj	22,100	879,270
Sampo Oyj Class A(a)	15,100	404,099
Stora Enso Oyj	64,400	1,019,787
UPM-Kymmene Oyj	81,000	2,043,692
		9,172,855

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France — 10.9%
Accor SA(a)	5,800	$449,271
Air France(a)	27,345	1,150,734
Assurances Generales de France(a)	17,119	2,667,908
Axa(a)	259,150	10,488,359
BNP Paribas SA(a)	157,621	17,190,934
Bongrain SA	1,018	100,684
Business Objects SA(a)*	9,675	379,567
Cap Gemini SA(a)	18,220	1,143,251
Casino Guichard-Perrachon SA(a)	4,781	444,154
Ciments Francais	2,017	387,268
CNP Assurances(a)	5,341	596,260
Compagnie de Saint-Gobain(a)	58,280	4,895,088
Compagnie Generele des Etablissements Michelin Class B(a)	11,183	1,069,889
Credit Agricole SA(a)	93,150	3,916,257
Credit Industriel et Commercial	500	187,977
Faurecia*	2,942	190,542
France Telecom SA(a)	134,090	3,707,003
Havas SA(a)	9,869	54,697
Imerys SA(a)	800	71,153
Lafarge SA(a)	25,572	3,803,042
Lagardere S.C.A.(a)	3,574	287,691
Pinault-Printemps-Redoute SA(a)	14,410	2,152,548
PSA Peugoet Citroen	30,890	2,046,276
Remy Cointreau SA(a)	3,982	257,478
Renault SA(a)	33,276	3,995,904
Schneider Electric SA	12,148	1,348,166
SCOR	146,630	433,424
Societe BIC SA(a)	1,858	129,333
Societe Generale(a)	11,521	1,955,121
Sodexho Alliance SA(a)	8,610	540,025
Suez SA(a)	42,726	2,211,837
Technip-Coflexip SA(a)	9,288	637,335
Thomson(a)	24,829	485,240
Valeo SA(a)	6,706	279,017
Vivendi Universal SA(a)	179,479	7,012,851
		76,666,284
Germany — 14.0%
Aareal Bank AG(a)*	2,000	93,085
Allianz AG	67,381	13,760,642
BASF AG	1,800	175,414
Bayerische Motoren Werke AG	78,074	4,482,683
Bilfinger Berger AG	2,054	150,485
Commerzbank AG	104,017	3,959,977
DaimlerChrysler AG	238,124	14,705,898
Deutsche Bank AG	86,194	11,526,580
Deutsche Lufthansa AG	44,510	1,224,634
Deutsche Telekom AG	580,696	10,605,410
E. On AG	103,294	14,016,432
GEA Group AG	18,322	412,714
Hannover Rueckversicherungs-AG*	13,447	622,483
Hochtief AG	10,848	790,190
Hypo Real Estate Holding AG	6,500	409,485
Infineon Technologies AG(a)*	140,994	1,987,076
Lanxess*	5,343	299,511
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	8,771,883
Preussag AG(a)	25,070	500,867
Suedzucker AG(a)	12,824	310,190
Thyssen Krupp AG	75,636	3,562,195
Volkswagen AG(a)	53,293	6,040,255
		98,408,089
Greece — 0.5%
Alpha Bank A.E.	5,724	$172,973
Bank of Greece	2,413	308,390
Coca-Cola Hellenic Bottling Company SA	12,116	473,253
Commercial Bank of Greece*	6,240	191,859
Hellenic Petroleum SA	24,460	336,976
Hellenic Telecommunications Organization SA*	63,598	1,910,110
		3,393,561
Hong Kong — 2.5%
Cathay Pacific Airways Ltd.(a)	32,000	78,996
Cheung Kong (Holdings) Ltd.	332,000	4,091,519
China Travel International Investment Hong Kong Ltd.	110,000	36,348
China Unicom Ltd.(a)	376,000	551,121
Hang Lung Development Co., Ltd.	174,000	529,096
Henderson Land Development Co., Ltd.	159,000	888,262
Hongkong and Shanghai Hotels Ltd.	66,304	112,018
Hopewell Holdings Ltd.	107,000	375,579
Hutchison Whampoa Ltd.(a)	341,000	3,463,665
Hysan Development Co., Ltd.	141,040	369,030
MTR Corp.(a)	129,437	323,858
New Asia Realty & Trust Co., Ltd.	50,000	46,158
New World Development Co., Ltd.	478,744	963,939
Shanghai Industrial Holdings Ltd.	46,000	97,943
Sino Land Co., Ltd.(a)	480,424	1,121,747
Sun Hung Kai Properties Ltd.	242,000	2,781,681
Tsim Sha Tsui Properties Ltd.	59,702	190,367
Wharf (Holdings) Ltd.	274,000	1,011,083
Wheelock and Co., Ltd.	233,000	442,777
		17,475,187
Ireland — 1.7%
Allied Irish Banks PLC	5,750	170,723
Bank of Ireland	31,316	723,180
CRH Plc	130,068	5,420,323
Irish Life & Permanent Plc	200,834	5,538,932
		11,853,158
Italy — 3.0%
Banca Monte dei Paschi di Siena SpA(a)	190,583	1,232,947
Banca Popolare di Lodi*	42,955	612,748
Banca Popolare di Milano(a)	92,950	1,612,938
Banche Popolari Unite Scrl(a)	47,656	1,309,305
Benetton Group SpA(a)	15,382	293,510
Buzzi Unicem SpA(a)	14,055	399,317
C.I.R.-Compagnie Industriali Riunite SpA	21,709	71,976
Caltagirone Editore SpA	14,478	120,649
Compagnia Assicuratrice Unipol SpA(a)	70,148	252,709
ERG SpA(a)	9,000	206,412
Fastweb(a)	7,010	400,727
Fiat SpA(a)*	74,800	1,429,265
Italcementi SpA	10,703	301,823
Italmobiliare SpA(a)	1,968	210,355
Milano Assicurazioni	25,000	203,713
SAI SpA	23,500	1,123,825
SanPaolo IMI SpA	64,788	1,504,700
Societa’ Cattolica di Assicurazioni SpA(a)	1,516	90,083
Telecom Italia SpA(a)	1,724,050	5,209,882
UniCredito Italiano SpA(a)	495,467	4,347,894
		20,934,778
Japan — 12.4%
ADEKA Corp.	6,000	62,810
Aichi Steel Corp.(a)	15,000	90,989
Aisin Seiki Co., Ltd.	22,200	744,197
Ajinomoto Co., Inc.(a)	109,000	1,440,512

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Amada Co., Ltd.	51,000	$540,315
Anritsu Corp.(a)	10,000	57,467
Aomori Bank Ltd.	6,000	24,650
Aoyama Trading Co., Ltd.	8,500	254,946
Asahi Breweries Ltd.(a)	62,200	995,514
Asahi Kasei Corp.(a)	49,000	320,697
Asahi National Broadcasting Co., Ltd.	109	217,038
ASATSU-DK, Inc.	3,400	107,977
Autobacs Seven Co., Ltd.	4,000	146,188
Awa Bank Ltd.	29,000	155,203
Bank of Kyoto Ltd.(a)	35,000	326,402
Bank of Nagoya Ltd.(a)	22,000	134,930
CALSONIC KANSEI CORP.	21,000	122,798
Canon Sales Co., Inc.(a)	8,000	181,811
Central Glass Co., Ltd.	26,000	148,977
Chiba Bank Ltd.	21,000	177,492
Chudenko Corp.(a)	5,700	89,122
Chugoku Bank Ltd.	26,000	341,206
Citizen Watch Co.(a)	56,000	428,616
Coca-Cola West Japan Co., Ltd.(a)	8,000	185,171
COMSYS Holdings Corp.	9,000	99,660
Cosmo Oil Co., Ltd.	83,000	337,509
Dai Nippon Printing Co., Ltd.(a)	127,000	1,961,151
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	13,900	98,097
DAIBIRU Corp.(a)	5,000	54,442
Daicel Chemical Industries Ltd.(a)*	24,000	169,175
Daihatsu Motor Co., Ltd.	33,000	332,980
Dainippon Ink and Chemicals, Inc.	32,000	124,747
Daio Paper Corp.(a)	10,000	79,143
Daishi Bank Ltd.	40,000	157,950
Dowa Fire & Marine Insurance Co., Ltd.	24,000	144,171
Eighteenth Bank Ltd.	8,000	39,723
Ezaki Glico Co., Ltd.	13,000	134,341
Fuji Electric Co., Ltd.	32,000	173,409
Fuji Heavy Industries Ltd.(a)	87,000	446,604
Fuji Photo Film(a)	95,000	3,902,962
Fukuyama Transporting Co., Ltd.(a)	17,000	64,415
Futaba Industrial Co., Ltd.(a)	7,300	178,168
Glory Ltd.	8,700	153,132
Gunma Bank Ltd.	52,000	312,371
GUNZE Ltd.	29,000	145,700
Hachijuni Bank Ltd.	68,000	445,049
Hankyu Department Stores, Inc.(a)	18,000	150,019
Heiwa Corp.(a)	9,300	117,671
Higo Bank Ltd.	29,000	194,673
Hiroshima Bank Ltd.	26,000	150,725
Hitachi Cable Ltd.	25,000	140,307
Hitachi Kokusai Electric, Inc.(a)	9,000	112,514
Hitachi Ltd.(a)	587,000	3,659,349
Hitachi Maxell Ltd.(a)	5,000	74,564
Hitachi Software Engineering Co., Ltd.(a)	4,200	75,337
Hitachi Transport System Ltd.	12,000	125,520
Hokkoku Bank Ltd.	42,000	166,906
Hokuetsu Paper Mills Ltd.(a)	13,000	73,396
House Foods Corp.	9,800	161,543
Hyakugo Bank Ltd.	31,000	195,077
Hyakujushi Bank Ltd.	35,000	214,367
INPEX Holdings, Inc.(a)*	28	230,069
Itoham Foods, Inc.	13,000	54,392
Iyo Bank Ltd.	34,000	320,218
Japan Airport Terminal Co., Ltd.(a)	5,000	58,769
Joyo Bank Ltd.	110,000	607,183
JSAT Corp.	7	16,761
Juroku Bank Ltd.	33,000	$181,878
Kadokawa Holdings, Inc.(a)	1,100	38,446
Kagoshima Bank Co., Ltd.	22,000	159,143
Kamigumi Co., Ltd.	37,000	302,777
Kandenko Co., Ltd.(a)	14,000	81,395
Kanto Auto Works Ltd.	4,900	63,440
Katokichi Co., Ltd.(a)	13,500	109,338
Keiyo Bank	24,000	132,275
Kikkoman Corp.(a)	16,000	193,169
Kinden Corp.	23,000	186,087
Kirin Brewery Co., Ltd.(a)	104,000	1,634,816
Kissei Pharmaceutical Co., Ltd.	4,000	67,885
Kokusai Securities Co., Ltd.(a)	35,800	397,627
Kokuyo Co., Ltd.(a)	11,000	173,837
Komori Corp.	8,000	149,548
Kuraray Co., Ltd.	49,000	577,996
Kureha Chemical Industry Co., Ltd.	17,000	78,126
Kyocera Corp.(a)	21,700	2,045,570
Kyorin Co., Ltd.	11,000	128,738
Kyowa Hakko Kogyo Co., Ltd.(a)	41,000	351,010
Mabuchi Motor Co., Ltd.(a)	2,300	136,812
Maeda Corp.(a)	21,000	79,748
Makita Corp.(a)	11,000	337,324
Marubeni Corp.	120,000	608,948
Marui Co., Ltd.(a)*	22,000	256,551
Maruichi Steel Tube Ltd.	8,000	221,130
Matsushita Electric Industrial Co., Ltd.(a)	355,000	7,083,596
Matsushita Electric Works Ltd.	53,000	614,047
Meiji Seika Kaisha Ltd.(a)	47,000	224,684
Millea Holdings, Inc.	103,000	3,634,531
Mitsubishi Heavy Industries Ltd.	602,000	2,736,249
Mitsubishi Logistics Corp.(a)	14,000	217,248
Mitsui Chemicals, Inc.(a)	106,000	815,761
Mitsui Sumitomo Insurance Co., Ltd.	241,000	2,636,270
Mitsumi Electric Co., Ltd.(a)	5,800	127,671
Morinaga Milk Industry Co., Ltd.	12,000	47,889
Musashino Bank Ltd.	600	28,935
Nagase & Co., Ltd.	15,000	178,702
National House Industrial Co., Ltd.(a)	15,000	104,852
NEC Corp.(a)	94,000	449,368
Nichicon Corp.(a)	7,300	89,606
Nichirei Corp.	18,000	100,870
Nikko Cordial Corp.(a)	9,000	103,214
Nippon Express Co., Ltd.(a)	129,000	705,558
Nippon Kayaku Co., Ltd.(a)	24,000	191,556
Nippon Light Metal Co.(a)	69,000	176,812
Nippon Meat Packers, Inc.(a)	27,000	294,896
Nippon Mining Holdings, Inc.	30,000	215,753
Nippon Mitsubishi Oil Corp.	228,000	1,524,789
Nippon Paint Co., Ltd.	32,000	167,763
Nippon Paper Group, Inc.(a)	183	690,334
Nippon Sheet Glass Co., Ltd.(a)	59,000	276,597
Nippon Shokubai Co., Ltd.	13,000	138,164
Nippon Suisan Kaisha Ltd.(a)	26,000	152,691
Nippon Television Network Corp.	1,360	201,786
Nipponkoa Insurance Co., Ltd.(a)	24,000	194,581
Nipro Corp.	3,000	54,946
Nishimatsu Construction Co., Ltd.(a)	37,000	122,168
Nisshin Flour Milling Co., Ltd.	25,500	263,088
Nisshin Oillio Group Ltd.(a)	16,000	103,911
Nisshin Steel Co., Ltd.(a)	126,000	467,902
Nisshinbo Industries, Inc.	23,000	238,261
Nissin Food Products Co., Ltd.(a)	13,400	496,484
Obayashi Corp.	58,000	376,190
Oita Bank Ltd.	15,000	103,718
Oji Paper Co.(a)	129,000	684,965

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Okumura Corp.(a)	27,000	$133,611
Ono Pharmaceutical Co., Ltd.	16,500	870,573
Onward Kashiyama Co., Ltd.	9,000	114,858
Pioneer Corp.(a)	22,900	314,376
Q.P. Corp.	13,000	112,388
Rengo Co., Ltd.	31,000	198,462
Ricoh Co., Ltd.	10,000	204,159
Rinnai Corp.(a)	4,100	122,630
Ryosan Co., Ltd.(a)	2,200	54,988
San-In Godo Bank Ltd.	22,000	204,428
Sanwa Shutter Corp.(a)	26,000	153,783
Sanyo Chemical Industries Ltd.(a)	4,000	26,851
Sapporo Hokuyo Holdings, Inc.	44	425,121
Seiko Epson Corp.(a)	17,200	418,349
Seino Transportation Co., Ltd.(a)	23,000	216,039
Sekisui Chemical Co., Ltd.	74,000	590,010
Sekisui House Ltd.(a)	73,000	1,062,878
Shiga Bank Ltd.	30,000	186,263
Shikoku Bank Ltd.	13,000	49,477
Shima Seiki Mfg. Ltd.	1,000	22,600
Shimachu Co., Ltd.	6,600	191,304
Shinko Securities Co., Ltd.	72,000	279,471
Sohgo Security Services Co., Ltd.(a)	7,900	158,962
SONY CORP.	138,700	5,943,037
Sumitomo Bakelite Co., Ltd.	18,000	124,310
Sumitomo Corp.	87,000	1,301,802
Sumitomo Electric Industries Ltd.(a)	53,000	828,229
Sumitomo Forestry Co., Ltd.	20,000	216,761
Sumitomo Osaka Cement Co., Ltd.	55,000	179,752
Suzuken Co., Ltd.	8,500	319,933
Taiheiyo Cement Corp.(a)	70,000	274,060
Taisho Pharmaceutical Co., Ltd.(a)	24,000	436,547
Taiyo Yuden Co., Ltd.(a)	16,000	282,294
Takara Standard Co., Ltd.(a)	9,000	53,232
TDK Corp.(a)	18,600	1,478,311
The 77 Bank Ltd.	42,000	266,415
The Aichi Bank Ltd.	1,200	134,896
THE AKITA BANK Ltd.(a)	13,000	63,130
The Bank of Iwate Ltd.	2,000	111,741
The Fuji Fire & Marine Insurance Co.	32,000	119,370
The Fukui Bank Ltd.	11,000	35,673
The Nanto Bank Ltd.	29,000	147,893
The Ogaki Kyoritsu Bank Ltd.	33,000	141,399
The Shizuoka Bank Ltd.(a)	93,000	922,772
The Sumitomo Warehouse Co., Ltd.	19,000	145,104
The Yamanashi Chuo Bank Ltd.	20,000	131,401
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	2,004,789
The Yokohama Rubber Co., Ltd.(a)	41,000	247,326
Toda Corp.	30,000	127,284
Toho Bank Ltd.	29,000	120,849
Tokai Tokyo Securities Co., Ltd.(a)	23,000	108,406
Tokyo Steel Manufacturing Co., Ltd.	16,100	252,406
Tokyo Style Co., Ltd.	9,000	97,316
Toppan Printing Co., Ltd.	79,000	872,136
TOPPON FORMS CO., LTD.	6,400	89,259
Toshiba Tec Corp.	24,000	123,604
Tostem Corp.	37,000	778,702
Toyo Ink Manufacturing Co., Ltd.	23,000	92,947
Toyo Seikan Kaisha Ltd.(a)	25,000	413,989
Toyo Suisan Kaisha Ltd.	9,000	144,197
Toyoda Gosei Co., Ltd.(a)	9,800	226,835
Toyota Auto Body Co., Ltd.	12,300	228,381
Uny Co. Ltd.	23,000	299,517
Victor Company of Japan Ltd.(a)*	17,000	$87,553
Wacoal Corp.	16,000	217,366
Yamagata Bank Ltd.	15,000	77,757
Yamaguchi Financial Group, Inc.*	22,000	225,499
Yamaha Corp.	26,200	554,707
Yamatake Corp.	2,000	44,444
Yamato Kogyo Co., Ltd.	6,000	151,733
Yamazaki Baking Co., Ltd.(a)	19,000	184,213
Yodogawa Steel Works Ltd.	19,000	105,995
		87,126,160
Netherlands — 6.5%
ABN AMRO Holding NV	303,912	9,765,385
Aegon NV	375,825	7,161,358
Buhrmann NV	27,674	411,200
DSM NV	39,655	1,958,666
European Aeronautic Defense and Space Co.	45,177	1,555,967
Hagemeyer NV(a)*	88,169	446,776
Hunter Douglas NV	4,458	358,261
ING Groep NV	313,953	13,916,088
Koninklijke (Royal) Philips Electronics NV	204,928	7,725,989
Koninklijke Ahold NV*	100,933	1,073,522
Koninklijke Vopak NV	4,566	214,440
Mittal Steel Co. NV	21,448	905,123
Oce NV(a)	12,300	201,103
Vedior NV	251	5,203
		45,699,081
New Zealand — 0.1%
Air New Zealand Ltd.	45,631	60,766
Contact Energy Ltd.(a)	58,930	345,464
Fisher & Paykel Appliances Holdings Ltd.(a)	59,654	161,404
Fletcher Building Ltd.	45,461	353,952
		921,586
Norway — 1.1%
Aker Yards ASA	2,326	180,388
Den Norske Bank ASA	115,100	1,635,573
Norsk Hydro ASA	101,600	3,156,647
Norske Skogindustrier ASA(a)	28,143	485,770
Orkla ASA	28,000	1,587,026
Storebrand ASA	43,100	548,785
		7,594,189
Portugal — 0.2%
Banco Comercial Portugues SA	67,961	251,108
Banco Espirito Santo SA	50,391	905,675
Portucel - Empresa Produtora de Pasta e Papel SA(a)	143,000	452,887
		1,609,670
Singapore — 0.6%
Chartered Semiconductor Manufacturing Ltd.*	300,000	250,334
Fraser & Neave Ltd.	226,500	664,461
Neptune Orient Lines Ltd.(a)	158,000	215,274
Singapore Airlines Ltd.*	175,000	1,996,480
Singapore Land Ltd.	33,000	185,013
STATS ChipPAC Ltd.(a)*	382,000	291,365
United Overseas Land Ltd.*	153,000	432,883
		4,035,810
Spain — 6.3%
Acciona SA	8,496	1,581,918
Acerinox SA(a)	34,212	1,040,619
Aguas De Barcelona SA(a)*	130	4,658
Azucarera Ebro Agricolas SA(a)	23,733	601,307

See Notes to Financial Statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain (Continued)
Banco de Andalucia	1,120	$136,193
Banco De Sabadell SA	45,704	2,045,147
Banco Pastor SA(a)	22,568	439,266
Banco Santander Central Hispano SA	1,207,886	22,538,131
Cementos Portland SA	3,533	461,553
Corp. Mapfre SA(a)	141,510	638,639
Endesa SA(a)	129,899	6,141,793
Gas Natural SDG SA(a)	31,479	1,245,776
Iberia Lineas Aereas de Espana SA(a)	99,500	362,389
Repsol-YPF SA(a)	175,889	6,081,105
Sociedad General de Aguas de Barcelona SA Class A	13,107	479,964
Sol Melia SA(a)	13,600	269,378
		44,067,836
Sweden — 3.1%
Electrolux AB Series B(a)	20,400	408,764
Fabege AB(a)	14,615	392,244
Invik & Company AB	1,575	34,784
Mo Och Domsjoe AB (MoDo) Series B	10,400	453,285
NCC AB(a)	6,900	189,222
Nordea AB	401,950	6,202,206
Skandinaviska Enskilda Banken AB Series A	34,900	1,110,213
SSAB Svenskt Stal AB Series A	34,200	812,833
SSAB Svenskt Stal AB Series B	10,500	237,268
Svenska Cellulosa AB (SCA) Series B	37,100	1,939,866
Svenska Handelsbanken AB Series A	50,200	1,519,833
Tele2 AB Class B	59,800	874,627
TeliaSonera AB	374,250	3,078,974
Trelleborg AB Series B	13,200	316,621
Volvo AB Series A(a)	18,900	1,343,445
Volvo AB Series B(a)	43,100	2,972,218
Wihlborgs Fastigheter AB	5,846	122,055
		22,008,458
Switzerland — 5.9%
Baloise Holdings Ltd.	14,302	1,428,265
Banque Cantonale Vaudoise	1,400	673,800
Berner Kantonalbank	1,170	196,175
Ciba Specialty Chemicals AG	11,200	744,279
Clariant AG*	21,639	323,791
Credit Suisse Group	239,579	16,745,878
Ems-Chemie Holding AG	82	9,856
Givaudan SA	1,211	1,120,000
Helvetia Patria Holding	1,240	408,199
Holcim Ltd.	31,326	2,868,950
Luzerner Kantonalbank*	700	150,084
Rieter Holding AG	430	224,757
Sika AG*	310	480,384
Swiss Life Holding	5,438	1,361,005
Swiss Re	51,980	4,415,306
Syngenta AG*	14,564	2,707,054
Valiant Holding*	2,700	303,284
Zurich Financial Services	27,475	7,388,841
		41,549,908
United Kingdom — 18.9%
Alliance & Leicester Group Treasury Plc	11,000	245,184
Amlin PLC	61,764	393,468
Amvescap Plc	123,119	1,437,236
Anglo American Plc	270,001	13,173,334
Arriva Plc	12,620	188,847
Associated British Foods Plc	101,883	1,647,310
Aviva Plc	349,453	5,626,226
BAE Systems Plc	155,117	$1,293,513
Barratt Developments Plc	34,875	843,602
BBA Aviation PLC	41,301	221,245
Bellway Plc	12,000	362,898
Bodycote International Plc	5,475	24,477
Bovis Homes Group Plc	16,171	343,339
Bradford & Bingley Plc	58,724	540,880
British Airways Plc*	173,882	1,796,527
Brixton Estate Plc	32,600	367,787
Cable & Wireless Plc	341,025	1,053,688
Carnival Plc	36,263	1,838,165
Compass Group Plc	128,011	727,113
Corus Group Plc	95,113	988,284
DS Smith Plc	45,421	174,369
DSG International Plc	258,115	968,141
easyJet Plc*	57,000	684,371
Fiberweb PLC*	12,292	50,077
Friends Provident Plc	332,054	1,411,319
George Wimpey Plc	63,008	689,248
GKN Plc	115,118	626,823
Great Portland Estates Plc	23,720	322,194
Greene King Plc	20,826	463,792
Hanson Plc	121,903	1,839,686
HBOS Plc	665,628	14,758,242
International Power Plc	150,973	1,128,847
ITV Plc	450,187	939,073
J Sainsbury Plc	280,691	2,249,955
Kingfisher Plc	352,314	1,645,792
Ladbrokes Plc	93,074	762,467
London Merchant Securities Plc	35,866	214,610
Marks & Spencer Group Plc	47,282	664,005
Millennium & Copthorne Hotels Plc	42,008	502,313
Mitchells & Butlers PLC	66,257	922,046
Old Mutual Plc	119,030	406,243
Pearson Plc	120,492	1,820,752
Persimmon Plc	23,774	710,581
Rolls-Royce Group Plc*	48,701	427,100
Royal & Sun Alliance Insurance Group Plc	480,164	1,434,221
Royal Bank of Scotland Group Plc	564,672	22,042,465
Scottish & Newcastle Plc	141,113	1,546,407
Scottish Power Plc	223,045	3,267,764
Signet Group Plc	509	1,181
Slough Estates Plc	69,540	1,069,886
Taylor Woodrow Plc	96,480	805,487
Trinity Mirror Plc	42,590	391,652
Uniq Plc	2,050	9,125
Vodafone Group Plc	9,210,993	25,528,160
Whitbread Plc	33,727	1,106,494
William Morrison Supermarkets Plc	41,694	207,835
Wilson Bowden Plc	11,000	476,578
Wolverhampton & Dudley Breweries Plc	9,700	343,880
Woolworths Group Plc	191,054	128,166
WPP Group Plc	201,712	2,728,048
Xstrata	80,556	4,023,414
		132,605,932
TOTAL COMMON STOCKS (Identified Cost $451,092,677)		695,550,262
SHORT-TERM INVESTMENTS — 1.8%
United States — 1.8%
SSgA Government Money Market Fund	1	1

See Notes to Financial Statements.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
United States (Continued)
SSgA Money Market Fund	12,388,001	$12,388,001
		12,388,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12,388,002)		12,388,002

Total Investments — 100.9% (Identified Cost $463,480,679)#		707,938,264

Liabilities, Less Cash and Other Assets — (0.9%)		(5,967,082)
Net Assets — 100.0%		$701,971,182

†	See Note 1.
(a)

A portion or all of the security was held on loan. As of December 31, 2006, the market value of the securities loaned was $169,712,022 and the collateral received consisted of cash in the amount of $178,484,325.

*	Non-income producing security
#

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $463,480,679. Net unrealized appreciation aggregated $244,457,585 of which $245,433,827 related to appreciated investment securities and $976,242 related to depreciated investment securities.

Ten Largest Industry Holdings at December 31, 2006

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	19.5%
Financial Services	13.1%
Insurance	9.4%
Telecommunications	7.8%
Building & Construction	4.9%
Electronics	4.1%
Utilities	3.9%
Auto & Related	3.6%
Metals & Mining	3.3%
Diversified Operations	2.3%

Portfolio Sectors (% of portfolio
market value)

See Notes to Financial Statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS –– DECEMBER 31, 2006 (UNAUDITED)

	SHARES	VALUE†

MUTUAL FUNDS - 99.9%
Other - 99.9%
DFA International Small Company Portfolio	12,608,874	$243,351,264

TOTAL MUTUAL FUNDS		243,351,264

Total Investments - 99.9% (Identified Cost $147,496,364)#		243,351,264
Cash and Other Assets, Less Liabilities - 0.1%		311,110
Net Assets -100.0%		$243,662,374

†    See Note 1.

#            At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $147,496,364.

                   Net unrealized appreciation aggregated $95,854,900, which related soley to appreciated investment securities.

See Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

		Shares	Value††
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
	Agrana Beteiligungs AG	17,295	$1,677,263
	Andritz AG	27,387	5,936,580
	Austria Email AG	715	5,573
*	Austrian Airlines AG	42,784	413,825
	BKS Bank AG	520	66,514
	Boehler-Uddeholm AG	104,608	7,310,260
* #	BWIN Interactive Entertainment AG	40,984	865,254
#	BWT AG	24,819	1,192,009
*	CA Immobilien Anlagen AG	134,542	3,925,677
*	Christ Water Techology AG	24,819	383,539
	Constantia Packaging AG	21,263	1,057,494
*	Conwert Immobilien Invest AG	54,426	1,177,960
	Eybl International AG	3,191	54,042
	Flughafen Wien AG	32,850	3,230,888
	Frauenthal Holding AG	10,460	316,187
*	Intercell AG	51,979	1,181,359
#	Lenzing AG	3,948	1,320,583
*	Manner (Josef) & Co. AG	870	65,461
#	Mayr-Melnhof Karton AG	11,760	2,203,236
	Oberbank AG	8,153	1,130,587
	Palfinger AG	11,176	1,370,403
* #	RHI AG	65,590	3,350,844
	Rosenbauer International AG	2,134	281,062
*	S&T System Integration & Technology Distribution AG	5,233	269,324
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,072,759
* #	Sparkassen Immobilien AG	58,185	752,976
	UBM Realitaetenentwicklung AG	1,440	82,595
	Uniqa Versicherungen AG	88,000	2,909,331
*	Wolford AG	5,946	275,397

TOTAL — AUSTRIA			43,878,982

BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	6,172,625
	Arinso International SA	29,855	713,675
	Banque Nationale de Belgique	710	3,369,729
#	Barco NV	36,337	3,310,007
	Bekaert SA	41,401	5,165,510
	Brantano Group NV	5,881	295,342
	Brederode SA	12,180	470,225
*	Cie Mobiliere Sauv S VV Strips	87	25

1

	Co.Br.Ha Societe Commerciale de Brasserie SA	115	231,222
	Cofinimmo SA	17,021	3,419,181
	Compagnie du Bois Sauvage	87	36,893
	Compagnie Francois d’Entreprises (CFE)	2,080	2,648,362
	Compagnie Immobiliere de Belgique SA	7,453	435,093
	Compagnie Maritime Belge SA	55,208	2,377,833
	Cumerio	9,586	229,844
	Deceuninck NV	63,700	1,879,037
	Distrigaz	57	325,698
	Dolmen Computer Applications NV	14,860	225,909
	D’Ieteren NV SA	9,168	3,260,450
#	Duvel Moorgat SA	8,788	446,803
	Econocom Group SA	38,283	336,155
* #	Elia System Operator SA NV	80,232	3,167,411
#	Euronav SA	56,185	1,678,578
	EVS Broadcast Equipment SA	5,500	317,585
	Exmar NV	52,575	1,597,027
	Floridienne SA	2,033	209,465
*	ICOS Vision Systems NV	19,613	828,166
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	178,665
*	Innogenetics NV	75,886	895,467
*	Integrated Production & Test Engineering NV	9,275	57,473
*	International Brachtherapy SA	16,544	161,822
* #	Ion Beam Application SA	49,701	1,202,423
	Kinepolis	10,703	632,388
*	Laundry Systems Group	14,485	114,633
	Lotus Bakeries SA	1,401	384,793
	Melexis NV	70,385	1,279,346
	Nord-Sumatra Investissements SA	650	518,509
	Omega Pharma SA	63,035	4,743,457
* #	Option NV	79,228	1,072,303
*	Papeteries Catala SA	315	70,688
*	Picanol	16,120	264,025
	Quick Restaurants SA	27,247	1,352,741
*	Real Software SA	387,337	311,655
	Recticel SA	47,637	603,465
*	Resilux	3,440	197,562
	Rosier SA	655	127,856
	Roularta Media Group NV	10,137	800,561
	Sapec SA	3,635	430,525
*	SAPEC SA Strip VVPR	75	223
#	Sioen Industries NV	40,931	518,677
	Sipef NV	1,685	549,689
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	933,271
*	Spector Photo Group SA	5,408	6,779
*	Systemat-Datarelay SA	14,672	127,719
	Ter Beke NV	2,281	196,786
	Tessenderlo Chemie NV	66,759	2,841,460
	Unibra SA	1,600	200,662
	Van De Velde NV	18,785	974,380
	VPK Packaging Group SA	12,678	589,434
	Warehouses De Pauw SCA	10,753	707,015
*	Zenitel	20,197	82,185
TOTAL — BELGIUM			66,276,487

2

DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	510,748
* #	Aktieselskabet Roskilde Bank A.S.	21,205	2,466,227
#	Alk-Abello A.S.	15,055	3,747,747
* #	Alm. Brand A.S.	28,360	2,003,704
	Amagerbanken A.S.	25,720	1,699,101
	Ambu A.S.	15,480	298,318
	Arkil Holdings A.S. Series B	670	110,275
#	Auriga Industries A.S. Series B	29,250	817,355
#	Bang & Olufsen Holding A.S. Series B	27,637	3,553,774
* #	Bavarian Nordic A.S.	8,530	877,693
	Biomar Holding A.S.	8,498	369,480
*	BoConcept Holding A.S.	3,750	248,954
* #	Bonusbanken A.S.	54,930	427,140
	Bording (F.E.) A.S. Series B	600	83,200
	Brodrene Hartmann A.S. Series B	5,865	235,276
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	69,127
*	Capinordic AS	116,300	617,569
*	Dampskibsselskabet Norden A.S.	840	710,196
#	Dampskibsselskabet Torm A.S.	49,460	3,231,806
*	Danionics A.S.	7,000	34,698
*	Danionics A.S. Series A	14,000	69,931
#	Dantherm Holding A.S.	13,100	241,696
*	Danware A.S.	5,185	107,619
	DFDS A.S.	11,760	1,415,107
#	DiBa Bank A.S.	1,433	486,743
	Dicentia A.S.	6,000	37,042
	Djursland Bank A.S.	1,085	135,248
#	DLH A.S. Series B	27,900	521,866
	East Asiatic Co., Ltd.	50,573	2,826,238
#	EDB Gruppen A.S.	5,780	234,562
	Fionia Bank A.S. Rights	2,868	811,882
	FLSmidth & Co. A.S.	48,530	3,080,238
#	Fluegger A.S. Series B	4,023	519,126
	Forstaedernes Bank A.S.	10,422	1,593,912
*	Genmab A.S.	63,829	4,276,121
	Glunz & Jensen A.S.	2,870	40,528
	GPV Industi A.S.	1,700	107,840
	H&H International A.S. Series B	1,520	493,817
	Hadsten Bank A.S.	555	162,468
#	Harboes Bryggeri A.S.	8,250	334,873
	Hedegaard (Peder P.) A.S.	1,360	137,856
	Hojgaard Holding A.S. Series B	2,500	96,575
#	IC Companys A.S.	30,105	2,022,794
*	Incentive A.S.	3,575	11,708
	ITH Industri Invest A.S.	3,600	145,524
	Lan & Spar Bank A.S.	3,800	304,286
*	Lastas A.S. Series B	6,000	183,518
	Lollands Bank A.S.	750	63,993
*	Maconomy A.S.	37,500	98,382
	Migatronic A.S. Series B	400	21,114

3

* #	Mols-Linien A.S.	4,500	379,313
* #	NeuroSearch A.S.	26,990	1,531,094
	NKT Holding A.S.	49,245	4,344,270
	Nordjyske Bank A.S.	17,250	652,256
#	Norresundby Bank A.S.	535	330,275
	NTR Holdings A.S.	2,530	36,451
	Ostjydsk Bank A.S.	1,542	313,499
*	Parken Sport & Emtertainment A.S.	4,054	908,850
	Per Aarsleff A.S. Series B	3,295	294,932
*	Pharmexa A.S.	59,540	183,643
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	2,203,460
	Roblon A.S. Series B	470	83,008
	Rockwool International A.S.	23,650	3,655,044
	Royal Unibrew A.S.	10,615	1,388,893
* #	RTX Telecom A.S.	14,000	168,420
	Salling Bank A.S.	750	124,812
	Sanistal A.S. Series B	2,686	408,376
*	SAS AB	34,300	577,435
#	Satair A.S.	7,125	319,085
#	Schouw & Co. A.S.	20,235	1,288,716
	SimCorp A.S.	12,400	3,040,044
	Sjaelso Gruppen A.S.	4,438	1,447,085
	SKAKO Industries A.S.	3,930	229,632
	Skjern Bank A.S.	2,230	343,365
#	Sondagsavisen A.S.	36,665	580,572
#	Spar Nord Bank A.S.	94,575	2,280,358
	Sparbank Vest A.S.	9,820	770,640
#	Sparekassen Faaborg A.S.	721	436,720
	Sydbank A.S.	81,720	3,898,227
	Thrane & Thrane A.S.	6,858	380,274
#	Tivoli A.S.	862	681,175
* #	TK Development A.S.	65,956	975,666
*	Topdanmark A.S.	25,300	4,172,548
* #	TopoTarget A.S.	66,600	425,624
	Vestfyns Bank A.S.	340	77,123
	Vestjysk Bank A.S.	19,850	1,098,471

TOTAL — DENMARK			82,724,351

FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
	Alandsbanken AB Series B	18,190	587,586
*	Aldata Solutions Oyj	194,535	453,447
	Alma Media Corp.	256,900	3,136,154
	Amanda Capital Oyj	67,120	303,872
#	Amer Sports Oyj Series A	269,460	5,929,109
	Aspo Oyj	70,175	629,263
*	Aspocomp Group Oyj	42,026	98,681
	BasWare Oyj	34,550	594,703
*	Benefon Oyj	686,900	198,639
*	Biohit Oyj	9,400	25,205
*	Biotie Therapies Oyj	265,590	413,923
	Capman Oyj Series B	12,485	49,651
*	Cencorp Oyj	89,510	52,045

4

* #	Componenta Oyj	30,700	347,680
#	Comptel Oyj	308,941	732,461
#	Cramo P.L.C.	96,060	2,389,740
*	Efore Oyj	129,540	204,495
#	Elcoteq SE	66,810	861,539
	Elecster Oyj	2,200	15,054
#	Elektrobit Group Oyj	401,120	1,090,329
	eQ Oyj	132,200	842,727
	Etteplan Oyj	28,000	253,949
*	Evox Rifa Group Oyj	189,210	19,806
	Finnair Oyj	153,750	2,513,695
#	Finnlines Oyj	110,260	2,499,503
#	Fiskars Oyj Abp Series A	178,328	2,891,204
	F-Secure Oyj	447,078	1,325,481
#	HK Ruokatalo Oyj Series A	74,560	1,425,052
*	Honkarakenne Oyj Series B	15,330	111,262
#	Huhtamaki Oyj	322,600	6,318,052
	Ilkka-Yhtyma Oyj	32,460	482,502
*	Incap Oyj	36,800	121,888
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	111,082
	KCI Konecranes Oyj	255,800	7,503,405
	Kemira GrowHow Oyj	97,260	871,444
	Kemira Oyj	261,200	5,862,144
	Kyro Oyj Abp	128,140	700,739
	Laennen Tehtaat Oyj	17,820	571,770
	Lassila & Tikanoja Oyj	114,376	3,262,629
	Lemminkainen Oyj	52,700	2,510,211
	Martela Oyj	1,060	9,093
	M-Real Oyj Series B	696,000	4,385,221
	Neomarkka Oyj	16,652	170,260
	Nokian Renkaat Oyj	379,540	7,751,827
	Nordic Aluminium Oyj	10,440	276,427
*	Okmetic Oyj	54,904	266,912
	OKO Bank P.L.C. Class A	101,080	1,690,630
	Olvi Oyj Series A	32,290	851,809
*	Oriola-KD Oyj	26,000	107,425
*	Oriola-KD Oyj	16,000	65,518
*	Orion Oyj Series A	26,000	564,457
*	Orion Oyj Series B	16,000	347,233
	Perlos Oyj	130,761	604,478
	PKC Group Oyj	48,390	779,777
	Ponsse Oyj	82,280	1,411,055
	Poyry Oyj	183,040	2,849,562
*	Proha Oyj	198,232	104,312
	Raisio Group P.L.C.	375,423	885,566
	Ramirent Oyj	78,640	4,641,035
	Rapala VMC Oyj	116,640	951,744
	Raute Oyj Series A	10,390	176,167
#	Rocla Oyj	12,300	189,297
*	Satama Interactive Oyj	107,200	141,210
	Scanfil Oyj	123,479	385,482
	Sponda Oyj	159,511	2,526,184
	SSH Communications Oyj	88,050	133,485
	Stockmann Oyj Abp Series A	36,330	1,743,752

5

#	Stockmann Oyj Abp Series B	93,438	4,498,215
*	Stonesoft Oyj	94,779	58,732
* #	Suominen Oyj	17,955	70,333
#	SysOpen Digia Oyj	55,020	248,046
#	Talentum Oyj	133,500	579,203
	Tecnomen Oyj	196,570	433,859
	Teleste Oyi	50,749	775,964
#	TietoEnator Oyj	97,840	3,147,047
	Tieto-X Oyj	22,800	139,019
	Tiimari P.L.C.	16,680	106,655
*	Tiimari P.L.C.	4,170	26,532
	Tulikivi Oyj	79,440	367,820
*	Turkistuottajat Oyj	8,490	155,542
	Uponor Oyj Series A	203,800	7,596,647
	Vacon Oyj	44,337	1,525,084
	Vaisala Oyj Series A	35,000	1,527,588
*	Viking Line AB	10,710	326,267
	Wartsila Corp. Oyj Series B	18,153	973,534
	YIT Oyj	61,000	1,681,603

TOTAL — FINLAND			116,559,729

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
*	Actielec Technologies	21,981	85,546
	Affine	2,526	456,057
*	Akka Technologies SA	1,000	44,247
	Ales Groupe SA	33,613	772,491
*	Alten SA	56,620	2,105,502
* #	Altran Technologies SA	274,007	2,486,706
	Apem SA	1,000	96,975
	April Group SA	58,305	2,806,262
* #	Archos	14,076	571,073
#	Arkopharma	36,492	560,899
	Assystem	47,658	965,589
	Aubay SA	28,081	273,512
	Audika SA	22,509	572,722
*	Avanquest Software	15,329	314,068
*	Axorys SA	11,700	10,660
*	Baccarat SA	1,090	267,215
	Bacou-Dalloz	17,098	2,286,521
	Banque Tarneaud SA	1,430	340,488
	Beneteau SA	37,099	4,030,772
*	Bigben Interactive	2,100	11,955
*	BioMerieux	5,300	361,533
	Boiron SA	19,537	471,113
	Boizel Chanoine Champagne SA	5,724	334,735
#	Bonduelle SA	12,181	1,482,243
	Bongrain SA	14,306	1,417,594
#	Bourbon SA	63,632	3,486,617
	Bricorama SA	10,279	618,697
*	Bull SA	4	3
*	Bull SA	185,401	1,481,700
	Burelle SA	4,030	941,747

6

	Cafom SA	2,700	81,819
#	Canal Plus SA	280,788	2,761,466
#	Carbone Lorraine SA	46,232	2,595,792
*	CBo Territoria	28,320	112,088
#	Cegedim SA	10,099	880,202
#	Cegid SA	20,276	908,946
*	Cesar SA	142,196	155,726
	CFF Recycling SA	84,608	3,389,717
*	Cibox Inter@ctive SA	232,424	79,473
	Clarins SA	10,264	775,104
* #	Club Mediterranee SA	43,377	2,332,644
* #	Compagnie Generale de Geophysique SA	37,105	8,009,184
	Compagnie Industrielle et Financiere D’Entreprises	300	68,906
	Compagnie International Andre Trigano SA	983	31,528
*	CS Communication et Systemes	7,938	228,455
*	Cybergun	6,818	127,486
	Damartex SA	22,900	874,204
*	Dane-Elec Memory SA	65,202	376,469
	Delachaux SA	23,700	1,665,438
	Didot-Bottin SA	1,620	120,610
*	Dollfus Mieg & Cie SA	42,442	139,842
*	Dynaction SA	10,660	173,716
#	Electricite de Strasbourg	23,784	5,657,836
	Encres Dubuit SA	4,176	41,545
*	Entrepose Contracting	3,400	208,782
	Esso SA	927	203,174
*	Establissements Maurel Et Prom	6,727	142,780
*	Etablissements Gantois Series A	647	6,787
	Etam Developpement SA	23,047	2,019,278
* #	Euro Disney SCA	4,981,489	522,238
	Evialis SA	3,664	165,571
	Exel Industries SA	5,582	458,654
	Explosifs et de Produits Chimiques	524	273,014
* #	Faurecia SA	32,838	2,127,466
	Fimalac SA	104,204	9,981,746
	Fininfo SA	11,236	191,810
	Finuchem SA	18,083	440,254
	Fleury Michon SA	4,019	236,301
	Foncia Groupe	37,816	1,846,716
	Francois Freres (Tonnellerie) SA	3,839	181,313
	Gascogne SA	7,112	675,603
	Gaumont SA	14,607	1,171,345
*	GECI International	52,548	322,729
#	Generale de Sante	109,455	4,467,782
	Geodis SA	14,348	2,938,304
	Gevelot SA	3,584	271,611
	GFI Informatique SA	126,539	1,041,042
* #	Gifi	7,579	354,483
*	Ginger (Groupe Ingenierie Europe)	10,357	235,360
	GL Events	34,299	1,671,851
*	GPe Pizzorno	1,400	73,811
	Grands Moulins de Strasbourg	110	104,548
*	Groupe Ares SA	17,281	85,238
*	Groupe Ares SA	4,713	23,206

7

	Groupe Crit	24,673	1,059,815
*	Groupe Flo SA	22,019	270,046
* #	Groupe Go Sport SA	2,740	234,965
	Groupe Guillin SA	1,200	105,950
*	Groupe Open SA	22,246	400,567
#	Groupe Steria SCA	48,989	2,930,627
	Guerbet SA	5,997	1,085,191
	Guyenne et Gascogne SA	26,000	3,466,840
	Haulotte Group SA	53,790	1,428,971
#	Havas SA	1,035,703	5,729,282
	Idsud	2,227	135,459
*	IEC Professionnel Media	27,153	80,736
	IMS International Metal Service SA	51,946	1,565,350
* #	Infogrames Entertainment SA	311,327	162,983
* #	Ingenico SA	77,060	1,975,946
	Ipsos SA	66,335	2,386,304
	Kaufman et Broad SA	34,770	2,170,082
	Lafuma SA	6,232	500,167
	Laurent-Perrier Group	12,172	1,169,134
	Lectra	85,992	627,066
	Lisi SA	8,334	672,879
	Locindus	20,056	974,290
*	LVL Medical Groupe SA	24,346	479,048
*	Maisons Franc	10,194	761,426
	Manitou BF SA	44,368	2,219,578
	Manutan International SA	13,920	919,346
* #	Metaleurop SA	35,449	413,099
	MGI Coutier SA	2,753	89,285
	MoneyLine SA	11	573
	Montupet SA	32,450	637,649
	Mr. Bricolage SA	23,846	569,079
*	Naturex	4,887	322,484
	Nexans SA	78,576	10,008,979
*	Nexity	42,090	3,043,165
	Norbert Dentressangle	12,697	1,158,278
#	NRJ Group	177,024	3,195,141
	Oberthur Card Systems SA	117,901	784,301
*	Oeneo	102,487	271,874
*	Orco Property Group	14,700	1,867,854
* #	Orpea	51,311	4,853,725
*	Osiatis	1,400	12,419
	Paris Orleans et Cie SA	2,832	1,019,558
	Passat SA	8,835	98,321
* #	Penauille Polyservices SA	47,072	716,395
	Petit Forestier SA	11,101	856,344
	Pierre & Vacances	13,184	1,616,045
	Plastic Omnium SA	30,846	1,382,252
	Plastivaloire SA	4,552	137,738
	Prosodie SA	14,386	441,577
	Provimi SA	57,248	2,452,585
	PSB Industries SA	8,438	412,246
	Radiall SA	5,387	698,212
	Rallye SA	80,915	4,377,286
	Remy Cointreau SA	57,495	3,715,350

8

*	Rhodia SA	874,663	3,041,752
	Robertet SA	3,167	479,949
#	Rodriguez Group SA	23,307	1,144,952
	Rougier SA	2,040	350,111
	Rubis SA	23,685	1,849,359
*	S.T. Dupont SA	39,440	20,407
	Sabeton SA	13,500	220,944
*	Saft Groupe SA	12,916	435,151
	SAMSE SA	8,800	950,397
	Sasa Industries SA	4,969	219,409
	SCOR SA	2,821,430	8,330,899
#	SEB SA	25,544	3,630,767
	Sechilienne SA	44,000	2,421,550
	Securidev SA	2,500	64,263
	Signaux Girod SA	894	76,777
*	SIICinvest	20,056	67,392
*	Smoby SA	1,172	63,901
	Societe de Developpement Regional de la Bretagne	5,106	28,577
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,091,488
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	3,537,517
	Societe Industrielle D’Aviations Latecoere SA	21,731	682,670
*	Societe Marseillaise du Tunnel Prado Carenage	2,500	131,215
	Societe Pour l’Informatique Industrielle SA	5,844	326,426
	Sogeclair SA	1,463	75,311
*	Soitec S.A.	76,307	2,697,259
*	Solving International SA	7,510	71,086
	Somfy SA	22,900	6,188,995
#	Sopra Group SA	23,668	1,900,070
	Spir Communication SA	6,553	1,002,481
	Stallergenes SA	24,076	1,124,652
	Ste Virbac SA	16,735	1,036,786
	STEF-TFE SA	29,698	1,891,709
	Sucriere de Pithiviers-Le-Vieil	1,825	1,779,035
*	Sylis SA	23,228	123,032
	Synergie SA	22,616	983,271
*	Team Partners Group SA	78,410	127,532
*	Teamlog SA	34,132	164,760
#	Teleperformance SA	121,237	4,700,672
	Tessi SA	5,050	321,235
*	Theolia SA	48,468	785,433
	Tipiak SA	518	52,181
	Toupargel-Agrigel SA	21,016	1,152,595
#	Trigano SA	32,572	1,689,119
* #	UbiSoft Entertainment SA	83,984	2,827,121
	Union Financiere de France Banque SA	16,369	1,037,926
* #	Valtech	214,241	180,658
	Viel et Compagnie	162,852	1,019,530
	Vilmorin et Cie SA	19,383	1,597,690
	VM Materiaux SA	5,966	523,660
	Vranken Pommery Monopole	9,879	651,641
	XRT	84,075	193,703
TOTAL COMMON STOCKS			239,415,113

9

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,337
*	Bigben Interactive Warrants 12/31/08	2,100	494
*	Cybergun Warrant Series A 01/31/08	1,136	0
*	Cybergun Warrant Series B 07/15/10	1,136	0
*	Etablissements Gantois Warrants 07/31/07	1,941	4,766
*	Groupe Ares SA Warrants	4,713	12,816
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Infogrames Entertainment SA Rights 1/12/07	311,327	147,948
*	Infogrames Entertainment SA Rights 1/12/07	311,327	25,685
TOTAL RIGHTS/WARRANTS			195,046

TOTAL — FRANCE			239,610,159

GERMANY — (12.0%)
COMMON STOCKS — (12.0%)
*	3U Telecom AG	117,766	91,541
	A.S. Creation Tapeton AG	6,853	325,627
*	AAP Implantate AG	47,250	146,482
*	Aareal Bank AG	93,834	4,351,405
*	Abacho AG	29,174	63,404
*	AC-Service AG	13,512	101,341
	ADCapital AG	33,040	462,438
* #	Adlink Internet Media AG	65,430	1,178,762
*	ADVA AG Optical Networking	94,876	1,089,124
	Agrob AG	5,800	84,567
* #	Aixtron AG	241,952	1,060,409
*	Allbecon AG	21,017	147,533
	Amadeus Fire AG	13,705	278,529
*	Analytik Jena AG	11,215	102,410
	Andreae-Noris Zahn AG	27,200	1,364,862
*	Artnet AG	14,689	163,720
	Atoss Software AG	10,108	136,929
*	Augusta Technologie AG	20,966	329,492
#	AWD Holding AG	92,651	3,909,360
*	AZEGO AG	16,940	7,773
#	Baader Wertpapierhandelsbank AG	142,376	737,610
#	Balda AG	128,088	1,205,165
*	Basler AG	8,861	150,574
	Beate Uhse AG	56,241	299,930
#	Bechtle AG	35,008	893,517
*	Bertrandt AG	23,282	389,215
*	Beta Systems Software AG	5,700	34,162
	BHS Tabletop AG	2,800	47,356
	Bilfinger Berger AG	136,777	9,958,588
*	Biolitec AG	26,843	262,996
#	Biotest AG	19,346	752,629
*	BKN International AG	26,631	110,421
* #	BMP AG	50,479	156,024
	Boewe Systec AG	15,333	986,941
*	Borussia Dortmund GmbH & Co. KGaA	208,512	593,588
*	Broadnet AG	36,856	301,503
* #	Business Media China AG	15,212	448,210
*	CBB Holding AG	102,602	7,720

10

*	CEAG AG	20,670	405,655
	Cenit AG Systemhaus	18,394	332,910
* #	CENTROTEC Sustainable AG	18,334	580,130
	Cewe Color Holding AG	12,921	556,450
* #	ComBOTS AG	46,295	591,901
#	Comdirect Bank AG	125,995	1,548,850
	Computerlinks AG	16,965	320,238
*	Concord Effekten AG	11,528	40,719
*	Condomi AG	1,800	1,227
* #	Conergy AG	94,598	5,994,008
*	COR AG Insurance Technologies	19,180	81,963
#	CTS Eventim AG	53,393	2,059,922
	Curanum AG	65,193	593,460
*	Cybio AG	11,685	72,157
*	D&S europe AG	67,296	744,470
*	D. Logistics AG	113,203	273,407
	DAB Bank AG	133,926	1,236,146
	Data Modul AG	9,213	135,134
*	DEAG Deutsche Entertainment AG	36,433	78,779
	Deutsche Euroshop AG	43,693	3,239,990
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	72,479
	Deutsche Wohnen AG	36,277	2,332,356
* #	Deutz AG	257,064	3,393,940
*	Dierig Holding AG	10,500	212,539
	Douglas Holding AG	105,237	5,440,307
	Dr. Hoenle AG	13,062	132,280
	Drillisch AG	79,246	599,647
*	Duerr AG	38,845	1,042,118
	DVB Bank AG	9,543	2,588,201
*	Easy Software AG	13,167	159,127
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	95,446
	Elexis AG	21,709	614,996
* #	Elmos Semiconductor AG	23,218	231,568
	ElreingKlinger AG	6,000	386,154
* #	EM.TV AG	118,273	566,804
*	Emprise AG	24,502	18,398
*	EMS New Media AG	42,609	26,474
	Energiekontor AG	38,401	103,755
* #	Epcos AG	216,079	4,364,009
	Erlus AG	297	139,042
*	Escada AG	38,407	1,502,472
	Euwax AG	11,933	519,925
* #	Evotec AG	196,039	834,726
#	Fielmann AG	58,362	3,764,306
*	FJA AG	44,005	139,380
	Fortec Elektronik AG	6,390	120,477
*	Freenet.De AG	50,400	1,620,425
	Fuchs Petrolub AG	30,747	2,070,845
	GBWAG Bayerische Wohnungs AG	3,383	314,609
	Geratherm Medical AG	11,303	80,916
	Gerry Weber International AG	48,907	1,081,653
	Gesco AG	6,731	355,931
	GFK AG	55,339	2,405,609
*	GFT Technologies AG	66,050	218,833

11

*	GPC Biotech AG	103,290	2,622,336
	Grenkeleasing AG	32,424	1,559,988
	Grundstuecks & Baugesellschaft AG	3,567	244,931
	Hamborner AG	21,000	961,785
*	Hansa Group AG	35,248	59,011
	Hawesko Holding AG	20,044	536,919
*	Herlitz AG	6,962	31,598
*	Hoeft & Wessel AG	14,884	63,408
*	Hucke AG	11,123	7,531
	Hugo Boss AG	25,100	1,378,604
	Hyrican Informations Systeme AG	9,518	74,984
*	I-D Media AG	23,140	91,084
*	IFA Hotel & Touristik AG	7,000	81,333
*	IM International Media AG	152,932	86,921
#	Indus Holding AG	33,594	1,302,810
*	Innovation in Traffic Systems AG	21,840	224,287
*	Integralis AG	31,050	152,041
	INTERSEROH AG	12,506	487,163
* #	Intershop Communications AG	30,990	62,940
*	Intertainment AG	8,500	21,417
*	Isra Vision Systems AG	10,214	290,507
*	itelligence AG	56,089	272,083
	IVG Immobilien AG	113,953	4,945,096
*	IVU Traffic Technologies AG	37,100	64,717
* #	IWKA AG	76,371	1,946,085
*	Jack White Productiions AG	15,810	53,446
*	Jenoptik AG	139,661	1,371,864
#	K&S AG	55,500	6,001,245
	Kampa AG	25,822	245,521
	KERAMAG Keramische Werke AG	13,000	1,089,697
#	Kloeckner-Werke AG	113,960	1,643,020
	Kontron AG	120,791	1,730,478
	Krones AG	17,465	2,663,796
*	KSB AG	4,521	2,215,566
	KWS Saat AG	23,797	2,655,174
*	Leica Camera AG	1,466	23,990
	Leifheit AG	12,500	361,722
	Leoni AG	112,500	4,578,165
*	Loewe AG	22,976	434,056
	LPKF Laser & Electronics AG	26,218	182,545
*	Mania Technologie AG	74,770	334,654
	Masterflex AG	10,531	316,192
* #	Maxdata AG	32,897	70,224
*	Mediclin AG	76,094	417,831
* #	Medigene AG	59,928	550,514
#	Medion AG	79,791	830,647
	Mensch und Maschine Software AG	27,532	175,752
* #	MLP AG	69,009	1,363,307
* #	Mobilcom AG	166,255	4,848,118
*	Mologen AG	15,853	175,812
*	Morphosys AG	18,499	1,339,557
*	Mosaic Software AG	5,200	5,473
*	MTU Aero Engines Holding AG	144,740	6,786,493
	Muehlabauer Holdings AG & Co. KGAA	15,349	598,892

12

	MVV Energie AG	136,235	4,688,919
	MWB Wertpapierhandelsbank AG	13,341	80,835
	Nemetschek AG	23,340	675,710
*	Neschen AG	5,800	13,728
*	Net AG Infrastructure, Software & Solutions	58,477	96,091
*	Net AG Infrastructure, Software & Solutions	13,708	22,619
*	Nexus AG	37,949	168,318
#	Norddeutsche Affinerie AG	129,315	3,642,514
	Norddeutsche Steingut AG	5,960	70,012
*	Nordex AG	87,845	1,581,422
*	Nordwest Handel AG	3,244	25,426
*	november AG	9,018	23,201
	OHB Technology AG	35,779	536,987
	Oldenburgische Landesbank AG	4,234	282,550
	P&I Personal & Informatik AG	17,889	391,415
*	Paion AG	45,000	476,128
*	Pandatel AG	5,700	4,527
#	Paragon AG	22,134	322,004
*	ParSytec AG	14,807	137,763
	PC-Ware AG	14,056	302,536
	Pfeiffer Vacuum Technology AG	27,053	2,284,284
#	Pfleiderer AG	121,270	3,226,746
*	Pironet NDH AG	36,682	149,580
* #	Pixelpark AG	22,213	39,907
*	Plambeck Neue Energien AG	88,962	255,956
*	Plasmaselect AG	35,172	95,242
*	Plenum AG	9,300	18,380
* #	Premiere AG	145,700	2,446,129
* #	Primacom AG	52,801	504,651
	Progress-Werk Oberkirch AG	6,250	296,616
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	37,353	219,352
*	Pulsion Medical Systems AG	20,493	153,048
*	PVATepla AG	47,459	293,761
* #	QIAGEN NV	481,837	7,411,160
* #	QSC AG	255,715	1,677,933
	Rational AG	15,083	2,818,112
	REALTECH AG	13,541	159,436
	Renk AG	19,400	979,992
*	REpower Systems AG	19,176	1,989,508
	Rheinmetall AG	61,085	4,618,728
	Rhoen-Klinikum AG	149,004	7,124,324
*	Rinol AG	1,475	366
	Rohwedder AG	12,979	110,792
	Ruecker AG	19,678	159,672
*	S.A.G. Solarstrom AG	28,737	107,410
#	Sartorius AG	32,181	1,633,383
#	Schlott Sebaldus AG	15,429	498,188
*	Secunet Security AG	14,141	156,000
	Sektkellerei Schloss Wachenheim AG	15,120	228,953
*	Senator Entertainment AG	980	3,690
*	SGL Carbon AG	224,947	5,538,726
	SHB Stuttgarter Invest AG	34,927	1,631,221
*	SHS Viveon AG	20,891	38,014
* #	Silicon Sensor International AG	9,177	164,665

13

* #	Singulus Technologies AG	109,860	1,756,544
	Sinner AG	4,160	78,052
*	SinnerSchrader AG	26,169	57,246
#	Sixt AG	38,312	2,143,460
	SM Wirtschaftsberatungs AG	18,841	270,778
#	Software AG	67,580	5,265,506
*	Solar Millenn	18,300	435,096
*	Solon AG fuer Solartechnik	14,245	444,385
	Stada Arzneimittel AG	164,610	9,387,220
	Stahl (R.) AG	14,839	630,133
*	Stoehr & Co. AG	16,000	75,835
	Strabag AG	9,954	1,627,211
#	Stratec Biomedical Systems AG	27,297	790,872
	Sued-Chemie AG	29,146	2,083,495
* #	Suess Microtec AG	45,051	413,267
	Synaxon AG	9,060	62,883
	Syskoplan AG	9,363	96,029
	Syzygy AG	30,656	242,398
#	Takkt AG	146,687	2,555,673
*	TDS Informationstechnologie AG	82,037	306,564
	Techem AG	74,865	5,472,737
	Technotrans AG	18,352	552,383
	Telegate AG	20,500	475,539
#	Teles AG	26,657	125,338
*	Textilgruppe Hof AG	12,170	117,276
*	TFG Capital AG & Co. KGAA	36,723	118,790
*	Tomorrow Focus AG	101,081	327,440
*	TRIA It-solutions AG	3,939	1,242
	TTL Information Technology AG	6,400	14,994
*	UMS United Medical Systems International AG	17,056	190,035
	Umweltbank AG	12,254	261,780
	United Internet AG	371,216	6,061,916
	Utimaco Safeware AG	35,121	598,377
	Value Management & Research AG	42,250	233,962
* #	Varetis AG	11,100	54,354
*	VBH Holding AG	9,415	75,351
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,217
* #	Vivacon AG	46,935	1,563,591
	Vossloh AG	34,347	2,569,570
*	W.O.M. World of Medicine AG	19,193	63,379
	Wanderer-Werke AG	7,903	408,584
*	Washtec AG	34,934	627,750
*	WaveLight AG	11,800	93,635
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	48,766
	Westag & Getalit AG	7,000	158,017
*	Wincor Nixdorf AG	58,800	9,022,656
*	Wirecard AG	210,816	2,172,560
	Wuerttembergische Lebensversicherung AG	28,123	1,352,046
	Wuerttembergische Metallwarenfabrik AG	30,330	1,019,212
* #	Zapf Creation AG	16,045	189,528
TOTAL COMMON STOCKS			273,073,752

14

RIGHTS/WARRANTS — (0.0%)
*	SHS Viveon AG Rights 1/11/07	20,891	0

TOTAL — GERMANY			273,073,752

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	112,119
*	Aegek S.A.	218,665	214,409
*	Agrotiki Insurance Co. S.A.	50,787	304,007
*	Alco Hellas ABEE S.A.	79,992	144,832
*	Alfa Alfa Energy S.A.	3,810	6,991
*	Alfa Alfa Holdings S.A.	104,982	0
	Alfa-Beta Vassilopoulos S.A.	21,502	438,620
*	Allatini Industrial & Commercial Co. S.A.	28,630	84,721
*	Alte Technical Co.	85,048	8,981
*	Altec Information & Communication Systems S.A.	80,278	189,532
	Alumil Milonas Aluminum Industry S.A.	44,386	249,421
*	Alysida S.A.	2,160	6,244
*	Anek Lines S.A.	171,271	352,053
	AS Co. S.A.	25,370	38,256
*	Aspis Bank S.A.	149,947	902,886
*	Aspis Pronia General Insurance S.A.	152,060	310,863
*	Astir Palace Hotels S.A.	80,500	661,520
	Athens Medical Center S.A.	124,004	816,959
	Atlantic Supermarkets S.A.	35,080	106,970
	Attica Holdings S.A.	218,206	1,149,644
	Attica Publications S.A.	16,674	58,549
	Atti-Kat S.A.	169,684	250,851
	Autohellas S.A.	76,340	511,388
	Babis Vovos International Construction S.A.	61,592	2,370,286
*	Balafas S.A.	15,200	3,812
*	Balkan Export S.A.	41,970	126,467
*	Bank of Attica S.A.	202,121	1,454,133
	Bank of Greece	43,172	5,509,773
	Benrubi S.A.	11,121	57,519
	Betanet S.A.	27,328	112,061
	Bitros Holdings S.A.	31,022	118,133
	Blue Star Maritime S.A.	194,050	790,393
	Byte Computers S.A.	22,730	98,426
	C. Rokas S.A.	39,819	1,012,962
*	Compucon Computer Applications S.A.	11,260	7,376
*	Computer Peripherals International S.A.	9,110	13,689
	Crown Hellas Can S.A.	30,452	204,206
*	Cyclon Hellas S.A	62,191	144,878
	Daios Plastics S.A.	16,350	136,807
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	127,710	741,856
	Dionic Societe Anonyme Commercial & Industrial Co. fo Electronic Technological Application S.A.	13,336	16,452
	Domiki Krittis S.A.	23,720	80,676
*	Dromeas S.A.	5,200	12,845
*	Dynamic Life S.A.	16,440	11,719
	Edrasis-C.Psalllidas Technical Co.	58,828	95,644
	EL. D. Mouzakis S.A.	31,653	93,587
	Elais Oleaginous Production S.A.	24,032	790,595

15

*	Elbisco Holding S.A.	56,000	148,044
	Elektrak S.A.	24,450	99,729
	Elektroniki Athinon S.A.	34,490	290,180
*	Elephant S.A.	26,310	2,778
	Elgeka S.A.	65,880	120,021
	Elmec Sport S.A.	116,156	434,469
	Elton Chemicals S.A.	48,940	100,848
*	Empedos S.A.	15,974	1,687
	ETEM S.A.	63,672	219,024
*	Ethniki General Insurance Co. S.A.	178,148	1,302,850
*	Etma Rayon S.A.	11,242	20,924
*	Euro Reliance General Insurance Co. S.A.	36,550	148,020
*	Eurodrip S.A.	83,040	135,844
	Euromedica S.A.	61,760	648,448
*	European Technical S.A.	32,750	9,943
*	Everest S.A.	54,190	167,073
	Evrofarma S.A.	26,707	62,574
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	505,758
*	F.G. Europe SA Common Registered Shares	4,536	17,008
*	Fanco S.A.	10,110	2,129
*	Forthnet S.A. Issue 06	115,475	1,636,412
	Fourlis S.A.	102,805	2,170,134
	Frigoglass S.A.	80,050	1,757,682
	Galaxidi Fish Farming S.A.	12,940	17,932
	GEK Group of Cos S.A.	143,114	1,562,266
	General Commercial S.A.	24,060	27,116
*	Geniki Bank	127,174	1,473,524
*	Gregorys Mikrogeumata S.A.	53,530	70,420
	Halkor S.A.	194,506	1,059,744
*	Hatziioannou Holdings S.A.	89,750	150,445
*	Hellenic Cables S.A.	55,596	357,280
	Hellenic Duty Free Shops S.A.	80,020	1,665,842
	Hellenic Fabrics S.A.	32,310	116,986
*	Hellenic Sugar Industry S.A.	74,664	340,171
	Hellenic Technodomiki Tev S.A.	439,219	4,891,778
	Heracles General Cement Co.	93,293	1,995,289
*	Hippotour S.A.	13,891	15,036
	Iaso S.A.	142,540	1,448,615
	Iktinos Hellas S.A.	18,430	111,921
	Inform P. Lykos S.A.	28,260	178,302
*	Informatics S.A.	3,778	1,546
*	Intersat S.A.	19,392	0
	Intertech S.A.	23,746	96,851
*	Intracom Holdings S.A.	310,826	2,096,689
*	Intracom Technical & Steel Constructions S.A.	105,050	164,934
*	Ionian Hotel Enterprises S.A.	16,914	244,956
*	Ipirotiki Software & Publications S.A.	22,110	56,621
*	J Boutaris & Son Holding S.A.	48,870	44,255
	J&P-Avax S.A.	146,816	1,156,928
	Karatzis S.A.	28,610	80,275
	Karelia Tobacco Co., Inc. S.A.	5,810	767,621
	Kathimerini Publishing S.A.	30,030	282,822
	Katselis Sons S.A. Bread Industry	41,545	183,305
	Kego S.A.	32,045	75,356

16

*	Kekrops S.A.	6,444	100,569
*	Keramia-Allatini	10,368	15,876
*	Klonatex Group S.A. Bearer Shares	20,351	11,011
	Kordellou Brothers S.A.	28,010	48,717
	Ktima Kostas Lazaridis S.A.	18,326	32,624
*	Lambrakis Press S.A.	118,587	439,219
	Lamda Detergent SA	43,769	348,419
	Lampsa Hotel Co.	42,101	749,393
*	Lan-Net S.A.	126,887	192,946
*	Lavipharm S.A.	96,324	835,911
*	Loulis Mills S.A.	32,582	119,417
	Mailis (M.J.) S.A.	113,544	403,439
*	Maritime Company of Lesvos S.A.	247,599	360,297
*	Maxim S.A.	16,360	10,090
	Medicon Hellas S.A.	2,860	17,040
	Mesochoritis Brothers S.A.	23,700	16,116
	Metka S.A.	80,240	1,077,117
	Michaniki S.A.	162,885	893,828
	Minerva Knitwear SA	5,140	19,363
*	Minoan Lines S.A.	211,669	1,166,501
	MLS Multimedia S.A.	8,300	10,704
*	Mochlos S.A.	98,304	44,176
*	Multirama S.A.	10,990	130,373
	Mytilineos Holdings S.A.	94,570	3,728,559
	N. Levederis S.A.	8,355	11,466
*	Nafpaktos Textile Industry S.A.	10,580	18,149
*	Naoussa Spinning Mills S.A.	76,407	24,171
	Naytemporiki S.A.	29,620	68,587
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,452,516
*	Neorion New S.A. Holdings	37,500	112,090
	Newsphone Hellas S.A.	55,010	151,094
*	Nexans Hellas S.A.	3,003	17,751
*	Nirefs Acquaculture S.A.	80,250	415,853
	Notos Com Holdings S.A.	99,854	465,511
	Pantechniki S.A.	89,570	438,792
*	Parnassos Enterprises S.A.	38,775	60,837
*	Pegasus Publishing S.A.	83,990	214,729
*	Perseys S.A.	34,972	65,141
	Petropoulos S.A.	8,832	59,260
*	Petzetakis S.A.	49,310	99,448
*	Pilias S.A.	51,791	31,414
*	Pipeworks L. Girakian Profil S.A.	11,730	18,583
	Piraeus Leasing S.A.	5,765	49,742
*	Prodeftiki Technical Co.	32,257	11,788
*	Promota Hellas S.A.	8,860	2,690
*	Reds S.A.	80,357	285,857
	Regency Entertainment S.A.	130,260	1,958,389
*	Rilken S.A.	1,982	12,846
	S&B Industrial Minerals S.A.	56,301	735,394
*	Sanyo Hellas S.A.	132,841	216,045
	Sarantis S.A.	62,350	659,779
	Sato S.A.	57,868	239,357
*	Selected Textile Industry Assoc. S.A.	73,159	78,867
	Sfakianakis S.A.	27,860	497,827

17

*	Sheet Steel Co.	25,850	7,185
*	Shelman Hellenic-Swiss Wood S.A.	73,402	181,243
*	Singularlogic S.A.	44,030	230,232
	Spyroy Agricultural Products S.A.	61,348	157,413
*	Stabilton S.A.	27,530	2,907
	Technical Olympic S.A.	238,420	795,688
*	Technodomi M.Travlos Brothers S.A.	13,910	3,856
	Teletypos S.A. Mega Channel	63,367	396,185
	Terna Tourist Technical & Maritime S.A.	90,680	1,521,590
*	Themeliodomi S.A.	37,422	18,278
	Thrace Plastics Co. S.A.	91,730	269,343
	Unisystems S.A.	86,560	225,763
	Vardas S.A.	26,020	79,418
*	Varvaressos S.A. European Spinning Mills	7,200	5,020
*	Veterin S.A.	61,894	324,252
	Viohalco S.A.	426,755	5,299,986
	Vioter S.A.	123,266	193,756
*	Vis Container Manufacturing Co.	4,259	11,246
	Vivartia S.A.	159,415	3,028,202
	Zampa S.A.	830	10,947

TOTAL — GREECE			83,668,704

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	86,889	1,231,352
*	Aminex P.L.C.	440,966	229,461
*	Blackrock International Land P.L.C.	897,420	617,341
*	Datalex P.L.C.	227,588	225,085
	DCC P.L.C.	324,316	10,993,962
	Donegal Creameries P.L.C.	26,085	161,780
*	Dragon Oil P.L.C.	1,510,561	5,054,156
	FBD Holdings P.L.C.	132,521	7,199,157
	Fyffes P.L.C.	897,420	2,109,709
	Glanbia P.L.C.	661,581	2,584,098
	Greencore Group P.L.C.	606,995	3,736,983
*	Horizon Technology Group P.L.C.	236,352	327,211
	IAWS Group P.L.C.	368,887	9,420,395
	IFG Group P.L.C.	205,432	568,477
	Independent News & Media P.L.C.	745,387	2,950,379
*	IONA Technologies P.L.C.	100,946	503,670
	Irish Continental Group P.L.C.	93,833	1,719,378
*	Kenmare Resources P.L.C.	2,004,297	1,720,176
	Kingspan Group P.L.C.	185,024	4,891,357
	McInerney Holdings P.L.C.	131,427	2,565,254
	Paddy Power P.L.C.	160,620	3,190,546
*	Providence Resources P.L.C.	6,258,198	678,996
	Qualceram Shires P.L.C.	40,136	114,440
	Readymix P.L.C.	323,262	1,110,392
*	South Wharf P.L.C.	34,575	306,280
	United Drug P.L.C.	803,679	4,209,776
*	Waterford Wedgwood P.L.C.	7,869,750	779,132

TOTAL — IRELAND			69,198,943

18

ITALY — (7.0%)
COMMON STOCKS — (7.0%)
*	A.S. Roma SpA	270,930	237,979
	ACEA SpA	130,536	2,500,109
	Acegas-APS SpA	72,607	815,540
* #	Actelios SpA	343,329	3,882,835
	Aedes SpA	324,161	2,624,790
#	Aeroporto de Firenze SpA	17,918	462,397
* #	Alitalia SpA	123,532	170,785
	Amplifon SpA	516,559	4,359,845
	Astaldi SpA	200,189	1,492,249
*	Azimut Holding SpA	352,446	4,706,459
#	Banca Finnat Euramerica SpA	706,431	951,984
	Banca Ifis SpA	54,527	727,392
#	Banca Intermobiliare SpA	319,984	3,527,018
	Banca Popolare d’Etruria e del Lazio Scrl	176,865	3,638,406
	Banca Profilo SpA	253,156	803,212
	Banco di Desio e della Brianza SpA	242,974	2,715,606
#	Banco Piccolo Valellinese Scarl SpA	314,205	5,058,185
*	Beghelli SpA	427,981	299,905
	Benetton Group SpA	8,444	160,895
	Beni Stabili SpA, Roma	1,309,500	2,089,190
	Biesse SpA	55,616	1,132,885
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	563,323
	Brembo SpA	106,748	1,301,939
	Caltagirone Editore SpA	161,554	1,344,840
	Caltagirone SpA	208,342	2,177,837
	Cam Finanziaria SpA	36,527	69,309
#	Carraro SpA	85,800	475,236
#	Cembre SpA	38,673	311,679
	Cementir SpA	249,704	2,234,666
	Centrale del Latte di Torino & Co. SpA	21,168	123,468
* #	Ciccolella SpA	30,000	89,590
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,589,187
*	Cirio Finanziaria SpA	175,000	0
	Class Editore SpA	83,868	158,105
*	Compagnia Immobiliare Azionaria SpA	44,000	12,354
#	Credito Artigiano SpA	297,576	1,450,710
	Credito Bergamasco SpA	64,847	2,591,401
	Cremonini SpA	218,517	692,315
*	CSP International Industria Calze SpA	87,961	151,272
#	Danieli & Co. SpA	86,438	1,700,317
	Davide Campari - Milano SpA	275,990	2,731,954
#	De Longhi SpA	295,644	1,715,823
*	Digital Multimedia Technologies SpA	25,000	1,767,315
* #	Ducati Motor Holding SpA	537,054	650,979
	Emak SpA	57,399	366,581
* #	EnerTad SpA	95,849	460,940
	Ergo Previdenza SpA	103,646	686,545
	Esprinet SpA	81,154	1,529,227
	Fiera Milano SpA	37,863	441,070
*	Fin.Part SpA	133,481	0
*	Finarte Casa d’Aste SpA	56,266	46,607

19

	Gabetti SpA	64,201	319,584
	Gefran SpA	31,849	201,795
* #	Gemina SpA	835,842	3,666,165
#	Gewiss SpA	249,008	1,900,686
*	Giovanni Crespi SpA	121,789	144,160
#	Granitifiandre SpA	82,117	888,391
	Gruppo Ceramiche Ricchetti SpA	117,577	231,633
#	Gruppo Editoriale L’Espresso SpA	676,817	3,673,301
	I Grandi Viaggi SpA	98,547	347,557
*	Immobiliare Lombardia SpA	9,036,502	2,598,099
#	Immsi SpA	684,048	1,917,486
*	Impregilo SpA	990,684	5,516,116
	Indesit Co. SpA	155,000	2,519,649
	Industria Macchine Automatique SpA	72,957	1,081,803
	Industria Romagnola Conduttori Elettrici SpA	43,452	162,819
	Intek SpA	482,657	551,869
	Interpump Group SpA	214,507	1,938,544
	Iride SpA	849,866	2,765,681
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	1,121,439
	Italmobiliare SpA	20,975	2,240,735
* #	Juventus Footbal Club SpA	242,284	563,245
*	KME Group SpA	282,640	211,665
	La Doria SpA	59,783	186,819
*	Lavorwash SpA	25,065	67,311
	Linificio e Canapificio Nazionale SpA	60,550	250,607
	Maffei SpA	60,568	209,252
	Mariella Burani SpA	42,528	1,137,988
*	Marr SpA	131,000	1,244,933
	Marzotto SpA	151,704	684,586
	Meliorbanca SpA	249,443	1,241,894
	Mirato SpA	36,779	421,844
	Monrif SpA	280,520	476,211
*	Montefibre SpA	260,521	165,651
	Navigazione Montanari SpA	254,494	1,275,088
*	Negri Bossi SpA	76,000	109,383
*	NGP SpA	17,891	8,266
*	Olidata SpA	82,236	98,284
*	Opengate Group SpA	4,000	10,085
*	Pagnossin SpA	9,000	9,526
*	PanariaGroup Industrie Ceramiche Spa	4,000	32,973
#	Permasteelisa SpA	67,249	1,244,775
*	Pininfarina SpA	31,285	1,038,162
	Pirelli & C.Real Estate SpA	9,600	657,727
#	Poligrafici Editoriale SpA	154,784	297,855
	Premafin Finanziaria SpA	881,704	2,865,457
	Premuda SpA	232,466	483,669
*	Ratti SpA	159,537	118,563
*	RDM Realty SpA	577,167	25,295
	Recordati SpA	336,356	2,578,036
* #	Reno de Medici SpA	577,167	399,661
* #	Richard-Ginori 1735 SpA	140,800	74,419
	Risanamento Napoli SpA	304,043	3,283,726
	Sabaf SpA	23,325	800,125
	SAES Getters SpA	30,068	1,148,515

20

* #	SAVE SpA	29,606	971,329
*	Schiapparelli 1824 SpA, Milano	1,322,152	82,076
	Sirti SpA	29,967	84,226
	Smurfit SISA SpA	72,500	250,038
* #	SNIA SpA	1,405,721	315,943
*	Societa Partecipazioni Finanziarie SpA	959,063	927,572
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,612,444
#	Socotherm SpA	66,740	1,111,095
	Sogefi SpA	237,227	1,836,723
	Sol SpA	194,092	1,233,349
* #	Sorin SpA	464,327	998,547
#	Stefanel SpA	96,348	386,521
	Targetti Sankey SpA	34,593	255,677
*	Tecnodiffusione Italia SpA	3,332	8,797
#	Telecom Italia Media SpA	4,300,248	2,043,916
* #	Tiscali SpA	1,003,368	3,343,391
	Tod’s SpA	30,476	2,450,949
	Trevi Finanziaria SpA	91,694	1,134,508
	Valentino Fashion Group SpA	150,000	6,134,341
*	Vemer Siber Group SpA	197,276	152,774
* #	Viaggi del Ventaglio SpA	94,706	118,932
	Vianini Industria SpA	59,070	256,146
	Vianini Lavori SpA	180,752	2,263,343
#	Vittoria Assicurazioni SpA	62,484	1,005,112
*	Zucchi (Vincenzo) SpA	144,350	570,721
TOTAL COMMON STOCKS			158,549,833

RIGHTS/WARRANTS — (0.0%)
*	Negri Bossi SpA Warrants	38,000	33,859

TOTAL — ITALY			158,583,692

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
	Aalberts Industries NV	74,143	6,395,448
	Accell Group NV	27,095	929,229
*	AFC Ajax NV	18,134	205,768
	Amsterdam Commodities NV	48,957	250,439
	Arcadis NV	58,275	3,583,213
* #	ASM International NV	148,949	3,127,745
*	Atag Group NV	4,630	1,772
	Batenburg Beheer NV	3,620	232,882
*	Begemann Groep NV Series B	13,451	6,392
	Beter Bed Holding NV	50,502	1,282,583
	Boskalis Westminster NV	65,442	6,468,498
#	Brunel International NV	65,086	2,224,438
	Buhrmann NV	252,113	3,740,245
	Crown Van Gelder NV	13,683	303,757
* #	Crucell NV	119,738	3,053,773
*	Crucell NV ADR	45,768	1,166,169
*	De Vries Robbe Groep NV	9,110	31,661
	DOCdata NV	22,463	204,471
* #	Draka Holding NV	34,598	1,176,601

21

*	Econosto NV	38,837	249,977
	Eriks Group NV	23,624	1,708,197
#	Exact Holding NV	72,042	2,323,759
	Fornix Biosciences NV	19,246	562,973
	Gamma Holding NV	15,705	930,566
#	Getronics NV	386,446	3,123,437
	Grolsche NV	36,435	1,509,322
	Grontmij NV	12,028	1,398,839
* #	Hagemeyer NV	1,695,607	8,570,230
	Heijmans NV	75,052	4,118,259
	Hitt NV	20,431	165,610
	ICT Automatisering NV	24,258	466,641
	Imtech NV	63,324	4,016,636
*	Innoconcepts	24,064	367,961
* #	Jetix Europe NV	132,664	3,346,659
	Kas Bank NV	42,888	1,178,722
*	Kendrion NV	285,926	720,518
	Koninklijke Bam Groep NV	264,205	5,116,033
	Koninklijke Ten Cate NV	65,450	2,001,930
	Koninklijke Vopak NV	73,543	3,441,763
* #	Laurus NV	199,032	748,475
	Macintosh Retail Group NV	63,834	2,142,312
*	Maverix Capital NV	1,500	75,243
	Nederlandsche Apparatenfabriek NV	19,519	715,078
	Nutreco Holding NV	100,349	6,544,442
#	Oce NV	283,068	4,625,727
	OPG Groep NV Series A	40,770	4,783,709
	Ordina NV	99,002	2,187,371
* #	Pharming Group NV	230,032	1,269,135
*	Punch Technix NV	12,412	164,510
*	Qurius NV	155,232	230,862
	Reesink NV	2,050	267,480
	Roto Smeets de Boer NV	5,657	298,263
*	Samas NV	73,931	818,737
*	Seagull Holding NV	21,931	124,843
* #	Semiconductor Industries NV	106,087	634,337
	Sligro Food Group NV	62,392	4,237,949
	Smit Internationale NV	46,180	2,482,109
	Stern Groep NV	1,258	61,434
#	Stork NV	102,733	5,389,508
	Telegraaf Media Groep NV	148,536	3,890,989
*	Textielgroep Twenthe NV	1,000	3,300
*	Tulip Computers NV	883,199	443,866
	Twentsche Kabel Holding NV	20,555	1,735,688
*	Unit 4 Agresso NV	48,259	1,134,034
	Univar NV	76,919	4,298,145
#	USG People NV	139,492	6,075,555
	Van der Moolen Holding NV	117,201	686,426
	Wegener Arcade NV	88,629	1,283,311

TOTAL — NETHERLANDS			137,055,954

22

NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
	Acta Holding ASA	381,000	2,001,759
	Aker Yards ASA	31,121	2,396,964
#	Aktiv Kapital ASA	64,817	970,009
* #	Altinex ASA	2,650,000	482,613
*	APL ASA	90,700	892,561
	Arendals Fosse Kompani ASA	100	21,068
* #	Birdstep Technology ASA	50,000	84,930
* #	Blom ASA	48,367	269,680
	Bonheur ASA	67,400	2,892,080
* #	Camillo Eitze	57,700	623,265
*	Consorte Group ASA	30,000	42,231
*	Corrocean ASA	63,321	62,305
* #	Det Norske Oljeselskap (DNO) ASA	1,688,304	3,092,230
#	DOF ASA	115,506	1,252,024
	EDB Elektronisk Data Behandling ASA	149,417	1,322,105
	Ekornes ASA	105,190	2,409,861
* #	Eltek ASA	126,863	1,251,945
* #	Ementor ASA	94,751	530,851
	Expert ASA	67,450	1,075,030
*	Fara ASA	56,000	24,216
	Farstad Shipping ASA	60,790	1,321,873
* #	Fast Search & Transfer ASA	487,050	1,208,705
	Ganger Rolf ASA	48,360	1,851,010
*	Havila Shipping ASA	18,000	241,348
*	Home Invest ASA	15,077	0
* #	Ignis ASA	934,282	123,692
*	Independent Oil Tools ASA	75,603	36,376
	Itera Consulting Group ASA	148,000	115,826
*	Kongsberg Automotive ASA	69,500	628,447
	Kongsberg Gruppen ASA	49,500	1,382,895
*	Kverneland ASA	23,108	280,197
#	Leroy Seafood Group ASA	63,500	1,116,022
*	Nordic Semiconductor ASA	51,200	386,349
* #	Norse Energy Corp. ASA	549,400	362,025
*	Norwegian Air Shuttle ASA	22,200	330,859
* #	Ocean Rig ASA	505,762	3,707,982
	Odfjell ASA Series A	93,900	1,730,054
#	Olav Thon Eiendomsselskap ASA	13,360	1,818,010
*	Otrum ASA	17,800	42,243
* #	Petrolia Drilling ASA	1,200,000	675,833
* #	Photocure ASA	33,362	289,704
	Prosafe ASA	441,900	6,253,378
* #	Q-Free ASA	78,000	234,619
	Rieber and Son ASA Series A	109,654	985,039
	Scana Industrier ASA	252,423	331,087
* #	Sevan Marine ASA	373,800	2,029,894
*	Sinvest ASA	140,520	3,004,121
* #	Software Innovation ASA	39,943	87,782
#	Solstad Offshore ASA	59,900	1,313,595
	Sparebanken Midt-Norge	130,450	1,712,003
#	Steen and Stroem ASA	19,512	1,047,597
*	Synnove Finden ASA	16,200	76,929
	Tandberg ASA Series A	338,180	5,073,490
* #	Tandberg Data ASA	122,130	135,174

23

*	Tandberg Storage ASA	48,450	32,629
* #	Tandberg Television ASA	253,830	3,166,367
*	TGS Nopec Geophysical Co. ASA	316,440	6,527,866
*	Thin Film Electronics ASA	16,200	18,187
#	Tomra Systems ASA	616,328	4,226,893
* #	TTS Marine ASA	29,000	324,152
	Veidekke ASA	61,646	2,337,706
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,312,961

TOTAL — NORWAY			80,578,646

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Cin Corporacao Industrial do Norte SA	1,000	7,856
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	595,005
*	Fibras Sinteticas de Portugal SA	195,903	49,435
	Finibanco Holdings SGPS SA	171,803	854,461
*	Gescartao SGPS SA	31,395	1,015,349
*	Grupo Soares da Costa SGPS SA	206,365	188,002
	Ibersol SGPS SA	20,401	262,911
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,174,149
*	Investimentos Participacoes e Gestao SA Inapa	43,702	154,600
	Jeronimo Martins SGPS SA	170,757	3,829,637
#	Mota-Engil SGPS SA	344,465	2,333,907
* #	Novabase SGPS	56,005	406,021
* #	ParaRede SGPS SA	545,591	165,773
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,476,287
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	658,005
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	426,482
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,812,955
*	Sonae Industria SGPS SA	280,469	2,772,874
* #	Sonaecom SGPS SA	583,911	3,868,028
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	82,482
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	163,360
	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,986,013

TOTAL — PORTUGAL			25,283,592

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Abengoa SA	105,048	3,840,511
#	Adolfo Dominguez SA	19,382	1,197,553
*	Adolfo Dominguez SA	969	60,029
	Amper SA	77,791	1,115,129
* #	Avanzit SA	493,567	4,461,134
* #	Azkoyen SA	64,591	620,513
#	Banco de Andalucia SA	9,800	1,192,455
	Banco de Credito Balear SA	35,424	1,497,642
#	Banco Guipuzcoano SA	154,643	5,104,290
*	Baron de Ley SA	12,052	733,130
	Bodegas Riojanas SA	12,365	150,828
#	Campofrio Alimentacion SA	92,800	1,701,067
	Cementos Portland Valderrivas SA	16,881	2,202,913

24

	Compania de Distribucion Integral Logista SA	29,600	1,906,180
	Compania Vinicola del Norte de Espana SA	16,600	331,608
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,343,957
* #	Corporacion Dermoestetica	42,200	482,041
* #	Dogi International Fabrics SA	20,913	90,754
#	Duro Felguera SA	177,786	1,738,225
	Electnor SA	102,646	3,617,792
* #	Ercros SA	1,103,370	1,075,785
*	Espanola del Zinc SA	29,250	71,045
*	Estacionamientos Urbanos SA	4,200	0
#	Faes Farma SA	114,545	3,964,580
*	Federico Partenina SA	1,190	12,722
	Funespana SA	21,493	227,210
*	Funespana SA	614	6,501
	Grupo Catalana Occidente SA	111,505	4,037,604
#	Grupo Empresarial Ence SA	64,582	3,569,413
	Iberpapel Gestion SA	24,657	555,170
	Inbesos SA	12,494	226,095
	Indo Internacional SA	37,172	407,569
	Inmobiliaria del Sur SA	2,513	179,962
* #	La Seda de Barcelona SA	1,346,356	4,290,138
	Lingotes Especiales SA	22,080	218,513
	Mecalux SA	55,754	2,257,493
#	Miquel y Costas & Miquel SA	15,173	474,514
#	Natra SA	72,406	1,033,185
* #	Natraceutical SA	746,799	1,787,128
#	NH Hoteles SA	152,042	3,008,274
*	Nicolas Correa SA	15,750	96,978
	Obrascon Huarte Lain SA	107,743	3,319,130
	Pescanova SA	26,443	942,038
#	Prim SA	27,246	486,148
*	Prim SA Issue 06	2,374	42,400
	Prosegur Cia de Seguridad SA	59,129	1,924,351
* #	Service Point Solutions SA	163,668	648,281
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	140,767	823,741
#	Sol Melia SA	112,700	2,233,939
#	SOS Cuetara SA	284,629	4,692,198
	Tavex Algodonera SA	185,541	788,388
* #	Tecnocom Telecomunicaciones y Energia SA	38,315	618,105
#	Tubacex SA	445,457	2,896,120
	Tubos Reunidos SA	104,798	2,530,087
	Unipapel SA	46,477	1,319,247
#	Uralita SA	338,493	2,225,006
* #	Urbanizaciones y Transportes SA	267,319	1,020,301
	Vidrala SA	57,822	1,685,523
	Viscofan SA	164,345	3,090,761
* #	Zeltia SA, Madrid	508,000	3,733,777

TOTAL — SPAIN			95,907,171

SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
*	Acando AB Series B	130,800	284,849
* #	Active Biotech AB	77,400	881,074

25

	Addtech AB Series B	56,300	1,129,116
	Angpanneforeningen AB Series B	48,500	1,033,860
* #	Anoto Group AB	261,833	415,547
	Aros Quality Group AB	41,400	350,164
*	Artimplant AB Series B	144,000	76,810
	Axfood AB	92,000	3,799,763
	Axis AB	183,494	2,450,179
	Ballingslov International AB	26,700	790,050
	Beiger Electronics AB	14,700	340,859
	Beijer AB Series B	14,100	446,703
	Beijer Alma AB	58,800	866,480
	Bergman & Beving AB Series B	66,900	1,861,416
	Bilia AB Series A	116,725	1,875,710
	Billerud AB	150,300	2,665,042
*	BioGaia AB Series B	38,000	224,285
*	Biotage AB	51,940	100,531
*	Bong Ljungdahl AB	24,800	245,965
*	Boras Waefveri AB Series B	11,200	53,430
* #	Boss Media AB	73,700	139,550
* #	Cantena AB	58,362	858,784
	Cardo AB	63,000	2,390,843
*	Carl Lamm AB	33,280	262,508
	Castellum AB	428,900	5,709,807
#	Clas Ohlson AB Series B	102,500	2,099,294
	Cloetta AB Series B	22,250	887,407
	Concordia Maritime AB Series B	70,300	564,046
* #	Consilium AB Series B	16,994	110,773
	D. Carnegie & Co. AB	148,200	3,182,270
*	DORO AB	400	291
*	Duroc AB Series B	2,700	11,567
#	Elekta AB Series B	317,200	6,663,246
	Elverket Vallentuna AB	8,650	53,648
* #	Enea Data AB Series B	1,012,000	558,072
	Eniro AB	288,700	3,808,006
	Expanda AB	19,547	274,031
	Fabege AB	205,350	5,495,280
	Fagerhult AB	16,800	368,956
*	Forshem Group AB Series B	9,400	76,892
	Geveko AB Series B	10,800	343,308
#	Gunnebo AB	106,800	1,231,590
	Gunnebo Industrier AB	10,000	286,067
	Haldex AB	64,700	1,540,998
#	Heba Fastighets AB Series B	14,500	457,681
	Hexagon AB	5,516	235,050
#	Hiq International AB	111,889	689,832
	HL Display AB Series B	14,400	387,213
	Hoganas AB Series B	77,300	2,024,077
*	Home Properties AB	25,400	307,559
* #	Home Properties AB Red Shares	25,400	183,656
	IBS AB Series B	195,200	745,696
*	Industrial & Financial Systems AB Series B	487,600	735,094
*	Intellecta AB Series B	5,500	37,257
	Intrum Justitia AB	163,100	2,112,315
	Invik and Co. AB Series B	15,540	341,491

26

	JM AB	291,468	7,044,024
	Klovern AB	303,476	1,326,876
	Kungsleden AB	432,600	6,625,423
	Lagercrantz Group AB Series B	64,300	348,758
*	LBI International AB	107,651	770,370
	Lennart Wallenstam Byggnads AB Class B	123,900	2,550,510
#	Lindex AB	235,900	3,012,259
	Ljungberg Gruppen AB Series B	3,800	187,483
*	LogicaCMG P.L.C.	955,510	3,461,411
*	Lundin Mining Corp.	522	19,136
*	Lundin Petroleum AB	90,000	1,044,625
* #	Mandator AB	455,520	183,126
	Meda AB Series A	216,475	8,732,098
* #	Medivir Series B	17,250	143,064
*	Micronic Laser Systems AB	105,400	1,182,604
#	Munters AB	57,000	2,639,384
#	NCC AB Series B	118,100	3,224,354
	Nefab AB	55,300	659,114
*	Net Insight AB Series B	924,000	1,076,424
	New Wave Group AB Series B	107,400	1,210,069
	NIBE Industrier AB	185,200	3,103,962
	Nobia AB	144,500	5,545,371
	Nolato AB Series B	66,440	687,221
*	Observer AB	245,156	1,382,337
	OEM International AB Series B	14,800	407,985
	OMX AB	189,900	3,484,432
	Orc Software AB	36,300	615,645
*	Ortivus AB	48,010	133,079
	Partnertech AB	28,800	535,388
#	PEAB AB Series B	125,200	2,967,728
* #	Pergo AB	135,000	850,449
	Poolia AB Series B	36,150	355,044
	Prevas AB Series B	16,000	66,177
*	Pricer AB Series B	1,711,500	177,531
*	Proact It Group AB	29,000	148,050
* #	Proffice AB	215,400	763,292
	Profilgruppen AB	16,300	216,671
	Q-Med AB	159,200	2,480,725
*	Readsoft AB Series B	48,800	194,762
	Rederi AB Transatlantic Series B	95,600	711,896
#	Rottneros Bruk AB	425,600	406,882
	Salus Ansvar AB Series B	38,900	207,265
	Sardus AB	18,100	221,822
*	Scribona AB Series A	40,100	42,174
*	Scribona AB Series B	226,140	230,670
*	Semcon AB	39,900	396,877
	Sigma AB Series B	25,800	51,520
*	Sintercast AB	11,800	137,627
	Skanditek Industrifoervaltnings AB	156,975	975,707
	Skistar AB	94,800	1,633,330
	Studsvik AB	21,900	806,709
*	SWECO AB	36,800	1,416,864
* #	Switchcore AB	185,784	8,124
* #	Teleca AB Series B	157,200	638,269

27

* #	Telelogic AB	777,200	1,732,463
*	Teligent AB	55,700	76,311
*	Ticket Travel Group AB	41,152	106,792
	Trelleborg AB Series B	230,400	5,499,829
	TV 4 AB Series A	23,000	907,406
	Uniflex AB Series B	3,630	64,574
	VBG AB Series B	1,084	17,848
*	Vitrolife AB	41,500	208,997
*	Wedins Skor & Accessoarer AB	113,400	160,183
	Westergyllen AB Series B	9,400	42,316
	Wihlborgs Fastigheter AB	65,658	1,365,938
	Wilh. Sonesson AB Series A	4,160	17,926
	Wilh. Sonesson AB Series B	4,160	18,179
	Xponcard Group AB	7,300	134,205

TOTAL — SWEDEN			152,861,652

SWITZERLAND — (14.4%)
COMMON STOCKS — (14.4%)
*	4M Technologies Holding SA	18,445	44,442
	A. Hiestad Holding AG	1,426	1,635,425
*	Actelion, Ltd.	57,965	12,737,648
	AFG Arbonia-Forster Holding AG	4,266	1,692,460
	Allreal Holding AG	28,047	3,117,021
	Also Holding AG	16,678	883,055
	Ascom Holding AG	92,504	1,162,509
	Bachem AG	26,438	1,993,852
	Baloise-Holding AG	43,500	4,336,595
	Bank Coop AG	31,715	2,113,053
	Bank Sarasin & Cie Series B	1,778	5,599,731
	Banque Cantonale de Geneve	4,141	815,383
	Banque Cantonale du Jura	450	162,658
	Banque Cantonale Vaudoise	11,172	5,377,110
	Banque Privee Edmond de Rothschild SA	161	3,563,575
	Barry Callebaut AG	10,927	5,507,395
	Basellandschaftliche Kantonalbank	600	494,372
*	Basilea Pharmaceutica AG	2,629	459,592
	Basler Kantonalbank	5,250	475,783
	Belimo Holdings AG	1,884	1,851,806
	Berner Kantonalbank	25,110	4,211,454
	Bobst Group AG	36,682	1,801,892
	Bossard Holding AG	8,467	565,169
	Bucher Industries AG	33,989	3,675,597
	BVZ (Brig Visp Zermatt) Holding AG	580	145,094
	Calida Holding AG	396	170,342
*	Card Guard AG	32,013	315,642
	Carlo Gavazzi Holding AG	1,065	217,435
	Charles Voegele Holding AG	29,471	2,342,713
	Clariant AG	794,519	11,855,216
	Compagnie Financiere Tradition	5,202	779,140
	Converium Holding AG	546,150	7,298,951
	Conzzeta Holdings AG	1,415	2,510,118
*	COS Computer Systems AG	4,391	99,538
*	Crealogix Holding AG	3,388	260,903

28

	Daetwyler Holding AG	348	1,967,182
	Edipresse SA	1,572	753,336
	Eichhof Holding AG	458	728,659
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,395,994
*	ELMA Electronic AG	472	118,110
	Emmi AG	13,638	1,618,043
	Ems-Chemie Holding AG	31,716	3,809,337
	Energiedienst Holding AG	8,265	3,772,929
*	Escor Casino & Entertainment AG	2,010	42,041
#	Feintol International Holding AG	1,601	576,260
	Fischer (Georg) AG	11,518	7,446,571
	Flughafen Zuerich AG	13,645	4,248,878
*	Forbo Holding AG, Eglisau	5,990	2,385,474
	Fuchs Petrolub AG	19,809	1,325,982
	Galenica Holding AG	15,936	4,451,793
	Getaz Romang Holding SA	1,280	857,796
	Golay-Buchel Holding SA	40	82,919
	Gurit Holding AG	1,326	1,156,784
	Helvetia Holding AG	12,833	4,220,460
	Hexagon AB Series B	27,240	1,094,621
*	Implenia AG	49,554	1,033,238
	Industrieholding Cham AG	1,704	541,164
	Interroll-Holding SA	2,475	879,123
	Intershop Holding AG	3,444	868,488
*	IsoTis SA	251,843	295,298
	Jelmoli Holding AG	1,521	3,406,541
	Jelmoli Holding AG	2,835	1,244,575
	Kaba Holding AG	10,381	3,140,558
*	Kardex AG	17,985	766,202
	Komax Holding AG	9,005	1,123,113
#	Kudelski SA	106,944	4,014,082
	Kuoni Reisen Holding AG	13,794	7,376,683
	Lem Holdings SA	3,651	657,017
*	Logitech International SA	247,190	7,117,383
	Lonza Group AG	129,327	11,147,312
	Luzerner Kantonalbank	18,593	3,987,314
*	Medisize Holding AG	13,260	904,405
	Metraux Services SA	1,853	326,409
#	Micronas Semiconductor Holding AG	78,808	1,730,914
*	Mikron Holding AG	43,452	509,741
	Mobilezone Holding AG	115,610	730,871
*	Moevenpick-Holding AG	1,320	430,931
*	Oerlikon Corp.	27,757	13,683,293
	Orell Fuessli Holding AG	5,076	655,195
	OZ Holding AG	10,374	721,323
*	Parco Industriale e Immobiliare SA	600	1,723
	Phoenix Mecano AG	3,041	1,330,454
	Phonak Holding AG	133,842	10,620,615
	PSP Swiss Property AG	148,025	8,495,961
	PubliGroupe SA	6,325	2,224,574
	Rieters Holdings AG	15,890	8,290,918
	Romande Energie Holding SA	2,839	3,883,061
*	Schaffner Holding AG	1,830	345,132
*	Schulthess Group	302	216,338

29

	Schweiter Technology AG	4,193	1,252,010
	Schweizerhall Holding AG	8,648	1,021,315
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,223,408
*	SEZ Holding AG	53,128	1,650,738
	SIA Abrasives Holding AG	2,381	927,681
	Siegfried Holding AG	8,560	1,283,630
	Sig Holding AG	20,338	6,783,157
*	Sihl	150	369
	Sika AG	8,623	13,335,826
	Societa Elettrica Sopracenerina SA	2,409	562,470
	Societe Generale d’Affichage	5,872	962,306
*	Spirt Avert AG	1,409	9,811
	St. Galler Kantonalbank	9,217	3,865,326
	Straumann Holding AG	12,103	2,923,861
	Sulzer AG	14,002	15,909,546
	Swiss Prime Site AG	81,434	4,906,886
	Swissfirst AG	27,315	1,746,322
*	Swisslog Holding AG	798,972	1,007,200
	Swissquote Group Holding SA	4,122	1,342,911
	Tamedia AG	15,322	2,019,952
	Tecan Group AG	40,139	2,509,650
*	Temenos Group AG	152,630	2,576,432
*	Tornos SA	38,028	434,213
*	UMS Schweizerische Metallwerke Holding AG	17,585	388,550
*	Unilabs SA	23,874	802,974
	Valiant Holding AG	60,231	6,763,850
	Valora Holding AG	12,004	3,293,653
	Vaudoise Assurances Holdings SA	3,233	476,824
	Villars Holding SA	150	55,427
*	Von Roll Holding AG	379,814	1,108,734
	Vontobel Holdings AG	114,466	4,940,206
	Walliser Kantonalbank	1,457	576,279
	WMH Walter Meier Holding AG	4,878	528,305
	Zehnder Holding AG	786	1,403,862
	Zueblin Immobilien Holding AG	78,908	757,254
	Zuger Kantonalbank	630	1,922,823
TOTAL COMMON STOCKS			328,299,548

PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	19,809	1,476,139

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	16,654

TOTAL — SWITZERLAND			329,792,341

30

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $8,043,000 FNMA 5.50%, 05/01/36, valued at $7,548,058) to be repurchased at $7,440,288	$7,436	7,436,000
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (14.1%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $314,569,365 FHLMC 6.000%, 12/01/36 & FNMA rates ranging from 5.500% to 6.000%, maturities ranging from 09/25/32 to 10/01/36, valued at $313,387,764) to be repurchased at $307,424,348	307,243	307,242,734
@ Repurchase Agreement, UBS Warburg LLC 5.32%, 01/02/07 (Collateralized by $54,107,425 FHLMC 6.500%, 10/01/36 & FNMA 7.000%, 12/01/31 & 6.000%, 01/01/36, valued at $14,280,149) to be repurchased at $14,008,276	14,000	14,000,000
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		321,242,734

TOTAL INVESTMENTS - (100.0%) (Cost $1,477,242,902)		$2,283,732,889

See accompanying Notes to Financial Statements.

31

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (43.2%)
COMMON STOCKS — (43.1%)
	A.I., Ltd.	351,686	$96,717
	AAV, Ltd.	256,027	238,629
#	ABB Grain, Ltd.	599,432	3,184,672
*	Acclaim Exploration NL	435,905	16,165
*	Adacel Technologies, Ltd.	113,249	56,069
*	Adamus Resources, Ltd.	284,933	154,713
	ADCorp Australia, Ltd.	123,389	51,401
#	Adelaide Bank, Ltd.	428,992	4,207,846
	Adelaide Brighton, Ltd.	2,191,287	4,849,668
*	Admiralty Resources NL	1,732,343	125,638
#	Adsteam Marine, Ltd.	1,063,826	2,100,133
	Adtrans Group, Ltd.	32,047	81,668
*	Advanced Magnesium, Ltd.	16,619	6,704
	Aevum, Ltd.	139,023	270,374
*	AFT Corp., Ltd.	495,284	3,957
*	Agenix, Ltd.	333,983	35,807
# *	Agincourt Resources, Ltd.	849,929	917,658
# *	Aim Resources, Ltd.	2,549,558	601,131
*	Ainsworth Game Technology, Ltd.	393,653	210,473
*	AJ Lucas Group, Ltd.	151,268	134,544
*	Alchemia, Ltd.	348,825	221,262
#	Alesco Corp., Ltd.	281,232	2,557,758
*	Alkane Exploration, Ltd.	529,266	99,846
# *	Allegiance Mining NL	2,640,178	1,048,444
# *	Alliance Resources, Ltd.	958,152	1,379,359
*	Allied Medical, Ltd.	11,746	0
*	Allied Technologies Group, Ltd.	92,007	8,272
	Altium, Ltd.	162,100	158,528
# *	Amadeus Energy, Ltd.	737,757	554,634
	Amalgamated Holdings, Ltd.	369,347	1,737,389
	Amcom Telecommunications, Ltd.	596,711	78,038
	Ammtec, Ltd.	8,165	27,194
*	Anadis, Ltd.	136,900	32,029
*	Anglo Australian Resources NL	1,799,335	102,297
#	Ansell, Ltd.	602,086	5,339,943
*	Antares Energy, Ltd.	510,462	286,411
# *	Anzon Australia, Ltd.	367,321	473,193
	AP Eagers, Ltd.	33,223	262,225
*	APA Group	362,684	1,188,077
# *	Aquila Resources, Ltd.	28,600	76,312
#	ARB Corporation, Ltd.	254,104	733,698
*	ARC Energy, Ltd.	887,033	926,287
	Ariadne Australia, Ltd.	291,838	128,011

1

*	Arrow Energy NL	1,791,006	1,761,669
	ASG Group, Ltd.	30,858	24,927
	Aspen Group, Ltd.	822,552	1,208,054
	Astron, Ltd.	75,215	148,048
	Atlas Group Holding, Ltd.	345,067	254,321
	Atlas South Sea Pearl, Ltd.	82,585	27,978
*	Aurora Oil & Gas, Ltd.	293,400	131,466
	Ausdrill, Ltd.	521,999	749,751
*	AuSelect, Ltd.	190,565	177,747
	Ausmelt, Ltd.	44,782	34,697
	Auspine, Ltd.	198,619	659,338
	Ausron, Ltd.	60,281	2,714
	Austal, Ltd.	753,323	2,040,989
# *	Austar United Communications, Ltd.	5,032,941	5,236,017
	Austereo Group, Ltd.	1,574,384	2,644,459
	Austin Group, Ltd.	70,265	15,803
*	Austpac Resources NL	2,001,772	102,274
#	Australand Property Group	833,886	1,312,098
#	Australian Agricultural Co., Ltd.	958,019	1,397,556
#	Australian Infrastructure Fund	1,487,845	3,166,699
	Australian Pharmaceutical Industries, Ltd.	1,014,953	1,772,015
#	Australian Pipeline Trust	1,291,069	4,268,475
# *	Australian Worldwide Exploration, Ltd.	1,801,281	4,325,720
*	Auto Group, Ltd.	41,309	5,869
# *	Autron Corporation, Ltd.	989,247	65,316
	Avatar Industries, Ltd.	195,019	249,772
*	Avexa, Ltd.	119,842	28,286
#	AVJennings Homes, Ltd.	846,418	742,615
#	AWB, Ltd.	1,431,330	3,478,808
*	Babcock & Brown Environmental Investments, Ltd.	468,765	554,214
# *	Ballarat Goldfields NL	4,399,876	966,329
*	Ballarat South Gold, Ltd.	1,996	14,218
#	Bank of Queensland, Ltd.	416,079	5,107,285
	Baxter Group, Ltd.	143,509	629,927
#	Beach Petroleum, Ltd.	3,190,914	3,696,714
	Beaconsfield Gold NL	89,078	30,235
*	Bemax Resources, Ltd.	1,079,303	238,432
#	Bendigo Bank, Ltd.	381,292	4,187,867
# *	Bendigo Mining NL	1,918,780	1,174,482
	Beyond International, Ltd.	61,256	44,001
# *	Biota Holdings, Ltd.	718,460	917,380
	Blackmores, Ltd.	62,368	884,731
*	Blina Diamonds, Ltd. NL	15,073	7,001
*	BMA Gold, Ltd.	710,924	142,269
	Bolnisi Gold NL	1,170,501	2,812,521
#	Boom Logistics, Ltd.	667,064	2,159,351
# *	Boulder Group NL	1,023,036	471,747
*	BQT Solutions, Ltd.	439,898	57,299
#	Bradken, Ltd.	421,076	2,654,550
	Brazin, Ltd.	336,893	477,129
*	Breakaway Resporces. Ltd.	547,846	174,765
	Brickworks, Ltd.	34,717	344,484
	Bridgestone Australia, Ltd.	80,100	258,766
	Broadcast Services Australia, Ltd.	351,743	135,103

2

#	Cabcharge Australia, Ltd.	465,709	3,420,590
*	Calliden Group, Ltd.	590,393	248,880
#	Campbell Brothers, Ltd.	211,161	3,791,072
	Candle Australia, Ltd.	193,489	494,500
*	Cape Range Wireless, Ltd.	3,581,304	11,308
# *	Capral Aluminium, Ltd.	743,515	644,772
	Cardno, Ltd.	183,313	789,343
*	Carnarvon Petroleum, Ltd.	1,734,433	116,344
*	Cash Converters International, Ltd.	20,000	11,767
# *	CBH Resources, Ltd.	2,697,873	1,558,225
	CCI Holdings, Ltd.	20,606	5,275
*	CDS Technologies, Ltd.	96,299	167,835
	CEC Group, Ltd.	137,373	209,059
	Cedar Woods Properties, Ltd.	89,116	334,590
# *	Cellestis, Ltd.	362,010	1,083,388
	Cellnet Group, Ltd.	154,345	170,871
*	Centamin Egypt, Ltd.	1,611,779	1,030,944
#	Centennial Coal, Ltd.	1,220,596	2,714,681
*	Centralian Minerals, Ltd.	41,182	1,333
*	Ceramic Fuel Cells, Ltd.	489,608	459,465
	Chandler Macleod, Ltd.	83,076	68,660
*	Chemeq, Ltd.	166,742	27,498
*	ChemGenex Pharmaceuticals, Ltd.	411,684	193,874
	Chiquita Brands South Pacific, Ltd.	358,035	207,195
*	Chrome Corp., Ltd.	96,000	379
*	Circadian Technologies, Ltd.	64,591	79,043
*	Citigold Corp., Ltd.	2,412,844	918,910
#	City Pacific, Ltd.	533,962	1,873,808
*	Clinuvel Pharmaceuticals, Ltd.	242,968	138,450
*	Clough, Ltd.	1,642,831	545,253
*	Clover Corp., Ltd.	269,348	27,525
*	Cluff Resources Pacific NL	911,746	10,116
	CMI, Ltd.	81,810	100,762
*	CO2 Group, Ltd.	280,693	55,530
	Coates Hire, Ltd.	1,064,671	4,898,375
	Codan, Ltd.	142,942	152,207
#	Coffey International, Ltd.	292,890	946,176
#	Collection House, Ltd.	311,854	258,055
#	Commander Communications, Ltd.	887,980	1,551,904
# *	Compass Resources NL	482,636	2,149,213
*	Coneco, Ltd.	27,850	16,661
#	ConnectEast Group	4,986,230	5,620,212
# *	Conquest Mining, Ltd.	485,515	200,795
#	Consolidated Minerals, Ltd.	827,856	1,414,570
	Consolidated Rutile, Ltd.	1,351,830	720,172
*	Coplex Resources NL	231,400	16,439
# *	Copperco, Ltd.	1,377,495	508,461
#	Corporate Express Australia, Ltd.	712,055	3,368,529
	Count Financial, Ltd.	891,029	1,674,150
	Coventry Group, Ltd.	124,138	428,987
*	CP1, Ltd.	85,000	52,619
*	CPI, Ltd.	68,585	24,046
	Crane Group, Ltd.	243,667	2,545,743
*	Crescent Gold, Ltd.	380,000	85,524

3

*	Croesus Mining NL	878,058	190,600
*	Cue Energy Resources, Ltd.	452,354	46,150
*	Customers, Ltd.	1,607,640	304,237
*	Cytopia, Ltd.	187,724	93,639
	Danks Holdings, Ltd.	10,425	62,404
	Devine, Ltd.	486,724	397,878
*	Dioro Exploration NL	297,142	19,022
	Dominion Mining, Ltd.	347,017	423,354
*	Dragon Mining NL	1,665,100	209,496
*	Drillsearch Energy, Ltd.	650,000	81,863
#	DUET Group	1,741,647	3,992,147
*	E*TRADE Australia, Ltd.	116,000	270,741
# *	Eastern Star Gas, Ltd.	1,694,244	445,994
*	Echelon Resources, Ltd.	7,950	2,350
*	Ellex Medical Lasers, Ltd.	162,000	111,421
	emitch, Ltd.	646,918	607,639
*	Emporer Mines, Ltd.	1,284,668	167,318
#	Energy Developments, Ltd.	577,938	2,321,100
# *	Energy World Corp., Ltd.	1,691,018	857,137
*	engin, Ltd.	674,773	127,367
#	Envestra, Ltd.	3,381,709	3,050,858
*	Environmental Solutions International, Ltd.	13,473	2,435
*	Epsilon Energy, Ltd.	15,909	3,893
	Equigold NL	645,805	833,909
# *	ERG, Ltd.	3,109,606	807,235
*	Espreon, Ltd.	178,000	98,604
*	Falcon Minerals, Ltd.	595,369	149,660
#	Fantastic Holdings, Ltd.	363,333	978,739
	Felix Resources, Ltd.	742,815	2,496,798
*	First Australian Resources, Ltd.	1,068,074	117,375
#	FKP, Ltd.	839,182	4,347,492
#	Fleetwood Corp., Ltd.	195,097	1,230,100
	Flight Centre, Ltd.	350,031	4,654,299
	Forest Enterprises Australia, Ltd.	1,166,236	584,845
#	Funtastic, Ltd.	485,637	620,946
	Futuris Corp., Ltd.	2,840,292	4,400,317
	Gale Pacific, Ltd.	125,851	56,861
	Gazal Corp., Ltd.	104,542	197,155
# *	Genetic Technologies, Ltd.	830,383	228,538
# *	Geodynamics, Ltd.	428,007	295,650
# *	Gindalbie Metals, Ltd.	1,695,584	996,204
*	Giralia Resources NL	440,320	270,710
*	Global Television, Ltd.	80,023	64,799
*	Globe International, Ltd.	882,836	174,124
*	Gold Aura, Ltd.	61,645	4,665
*	Golden Gate Petroleum, Ltd.	480,988	130,968
*	Goldstream Mining NL	372,242	194,829
	Gowing Bros., Ltd.	79,311	215,720
#	Graincorp, Ltd. Series A	201,915	1,462,778
	Grand Hotel Group	826,037	890,236
*	Grange Resources, Ltd.	288,220	346,949
#	GRD, Ltd.	775,365	1,221,555
*	Great Gold Mines NL	17,866	719
#	Great Southern Plantations, Ltd.	1,304,118	2,893,845

4

	Green’s Foods, Ltd.	202,281	140,328
#	GUD Holdings, Ltd.	233,672	1,627,900
	Gunns, Ltd.	1,408,588	3,280,971
	GWA International, Ltd.	1,110,557	3,305,312
# *	Hardman Resources, Ltd.	2,750,141	4,515,296
*	Havilah Resources NL	4,340	5,091
#	Healthscope, Ltd.	943,956	4,002,831
*	Herald Resources, Ltd.	763,346	619,688
*	Heron Resources, Ltd.	321,933	217,404
	HGL, Ltd.	97,330	157,690
*	Highlands Pacific, Ltd.	428,000	131,630
#	Hills Industries, Ltd.	677,779	2,998,068
#	Home Building Society, Ltd.	45,273	524,478
*	Horizon Oil, Ltd.	2,799,160	706,693
#	Housewares International, Ltd.	498,037	741,797
	HPAL, Ltd.	460,122	682,307
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	341,253
#	IBA Health, Ltd.	1,340,840	1,355,354
	IBT Education, Ltd.	829,394	1,236,049
*	ICSGlobal, Ltd.	177,934	39,229
#	iiNet, Ltd.	487,339	341,265
#	Iluka Resources, Ltd.	899,326	4,707,170
	Imdex, Ltd.	513,660	354,218
#	Incitec Pivot, Ltd.	226,180	6,286,489
#	Independence Group NL	441,857	1,399,596
*	Independent Practitioner Network, Ltd.	457,414	78,689
*	Indophil Resources NL	1,510,858	965,032
*	Industrea, Ltd.	2,129,771	486,509
	Infomedia, Ltd.	1,219,082	732,356
#	Institute of Drug Technology Australia, Ltd.	82,205	131,352
	Integrated Group, Ltd.	277,729	430,973
	Integrated Research, Ltd.	261,513	103,010
*	Intellect Holdings, Ltd.	48,362	10,749
*	Intermoco, Ltd.	2,462,900	71,931
*	International All Sports, Ltd.	58,815	16,282
*	Intrepid Mines, Ltd.	320,115	181,064
#	Invocare, Ltd.	379,974	1,662,201
	IOOF Holdings, Ltd.	249,558	2,166,794
	Iress Market Technology, Ltd.	446,372	2,461,357
	IWL, Ltd.	231,277	856,617
*	Ixla, Ltd.	89,921	1,633
# *	Jabiru Metals, Ltd.	1,215,563	952,242
#	JB Hi-Fi, Ltd.	412,988	2,128,157
#	Jones (David), Ltd.	1,777,508	5,830,910
#	Jubilee Mines NL	494,194	6,134,366
*	Jumbuck Entertainment, Ltd.	7,000	10,163
#	Just Group, Ltd.	859,700	2,507,026
	K&S Corp., Ltd.	143,650	412,700
#	Kagara Zinc, Ltd.	793,205	4,353,930
*	Keycorp, Ltd.	156,412	94,019
# *	Kimberley Diamond Co. NL	976,906	709,101
*	Kings Minerals NL	1,384,040	755,966
#	Kingsgate Consolidated, Ltd.	354,586	1,173,481
	Kresta Holdings, Ltd.	231,002	60,362

5

# *	Lafayette Mining, Ltd.	2,923,208	198,262
*	Lakes Oil NL	5,026,217	87,337
	Lemarne Corp., Ltd.	30,790	55,408
*	Leyshon Resources, Ltd.	103,357	56,984
*	Life Therapeutics, Ltd.	348,857	381,679
	Lighting Corp., Ltd.	180,200	83,207
	Lipa Pharmaceuticals, Ltd.	302,099	186,626
	Lycopodium, Ltd.	30,000	78,162
*	Lynas Corp., Ltd.	1,572,869	695,678
#	MacArthur Coal, Ltd.	725,688	3,147,066
	MacMahon Holdings, Ltd.	2,062,773	1,438,431
# *	Macmin Silver, Ltd.	1,694,501	446,612
*	Macmin Silver, Ltd.	112,966	29,872
*	Macquarie Corporate Telecommunications, Ltd.	35,019	30,492
*	Magnesium International, Ltd.	32,803	3,212
# *	Marion Energy, Ltd.	724,742	445,883
	Maryborough Sugar Factory, Ltd.	628	5,506
*	Matrix Oil NL	2,091	306
	MaxiTRANS Industries, Ltd.	637,133	276,733
	McGuigan Simeon Wines, Ltd.	457,911	1,170,027
#	McMillan Shakespeare, Ltd	124,748	374,622
	McPherson’s, Ltd.	235,658	527,169
	Melbourne IT, Ltd.	273,436	607,299
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	760,326
# *	Metal Storm, Ltd.	1,615,449	200,368
	MFS Diversified Group	334,626	241,599
	MFS, Ltd.	281,961	1,026,639
*	Midwest Corp., Ltd.	544,068	413,702
*	Miller’s Retail, Ltd.	771,659	934,569
	Mincor Resources NL	758,770	1,291,718
*	Mineral Deposits, Ltd.	667,918	779,951
#	Monadelphous Group, Ltd.	314,760	2,333,738
*	Morning Star Gold NL	25,000	7,417
#	Mortgage Choice, Ltd.	444,700	936,971
*	Mosaic Oil NL	1,420,299	174,368
# *	Mount Gibson Iron, Ltd.	2,429,353	1,705,964
*	Multiemedia, Ltd.	4,822,552	30,565
*	MXL, Ltd.	932,804	55,450
	MYOB, Ltd.	1,324,634	1,210,689
	Namoi Cotton Cooperative, Ltd.	176,490	78,794
	National Can Industries, Ltd.	97,017	126,714
	National Hire Group, Ltd.	102,000	138,616
	New Hope Corp., Ltd.	3,071,157	3,431,297
*	Niagara Mining, Ltd.	763,656	165,538
# *	Nido Petroleum, Ltd.	2,578,767	355,891
*	North Australian Diamonds, Ltd.	2,366,474	87,621
*	Norwood Abbey, Ltd.	326,063	15,003
# *	Novogen, Ltd.	367,501	766,146
#	Nufarm, Ltd.	287,774	2,345,501
*	Nusep	17,442	0
*	Nylex, Ltd.	118,138	189,302
	Oakton, Ltd.	333,169	1,203,204
*	Occupational & Medical Innovations, Ltd.	31,208	12,545
# *	Oceana Gold, Ltd.	2,357,996	1,382,678

6

*	Optiscan Imaging, Ltd.	37,101	13,915
# *	Orbital Corp., Ltd.	1,628,137	238,377
*	Orchard Petroleum, Ltd.	708,000	443,217
#	OrotonGroup, Ltd.	79,968	133,890
	Pacific Brands, Ltd.	2,047,113	4,211,145
	Pacific Group, Ltd.	529,159	907,950
# *	Pan Australian Resources, Ltd.	5,452,477	1,353,344
*	Pan Pacific Petroleum NL	491,700	61,853
*	Panbio, Ltd.	58,078	14,371
	Paperlinx, Ltd.	1,762,482	5,444,994
*	Payce Consolidated, Ltd.	29,670	64,639
	PCH Group, Ltd.	647,651	367,460
#	Peet, Ltd.	759,858	2,325,293
*	People Telecom, Ltd.	535,431	29,628
*	Peplin, Ltd.	65,000	45,131
*	Peptech, Ltd.	634,000	804,853
	Perilya, Ltd.	726,367	3,127,586
# *	Perseverance Corp., Ltd.	2,149,546	624,277
*	Petra Diamonds, Ltd.	65,193	187,483
# *	Petsec Energy, Ltd.	539,806	1,038,192
*	Pharmaxis, Ltd.	774,099	1,813,555
*	Planet Gas, Ltd.	395,000	86,844
*	Plantcorp NL	4,329	0
*	Platinum Australia, Ltd.	667,124	776,813
*	PMP, Ltd.	1,163,268	1,638,613
*	Polartechnics, Ltd.	57,873	11,472
	Port Bouvard, Ltd.	240,678	938,090
*	Portman, Ltd.	28,445	112,229
*	PowerTel, Ltd. Series B	204,372	294,599
	PPK Group, Ltd.	99,965	60,769
*	Prana Biotechnology, Ltd.	195,424	59,680
*	Precious Metals Australia, Ltd.	188,084	350,248
#	Primary Health Care, Ltd.	508,734	5,338,595
	Prime Television, Ltd.	416,327	1,180,789
*	Primelife Corp., Ltd.	527,461	479,120
*	Progen Industries, Ltd.	146,935	688,004
	Programmed Maintenance Service, Ltd.	282,393	1,106,889
	Promentum, Ltd.	181,910	285,018
# *	pSvida, Ltd.	1,423,508	276,360
#	Queensland Cotton Holdings, Ltd.	91,664	238,705
#	Ramsay Health Care, Ltd.	430,216	3,847,501
	Raptis Group, Ltd.	12,000	9,650
#	RCR Tomlinson, Ltd.	448,851	679,466
#	Rebel Sport, Ltd.	295,305	1,043,943
*	Reckon, Ltd.	97,000	77,824
# *	Redflex Holdings, Ltd.	324,553	734,310
# *	Redport, Ltd.	1,380,196	239,680
	Reece Australia, Ltd.	251,463	3,925,625
*	Renison Consolidated Mines NL	1,028,286	125,838
#	Repco Corp., Ltd.	758,607	1,019,656
*	Repcol, Ltd.	554,848	57,089
*	Resolute Mining, Ltd.	923,264	1,227,339
*	Resonance Health, Ltd.	51,212	921
# *	Resource Pacific Holdings, Ltd.	758,600	800,534

7

#	Ridley Corp., Ltd.	1,077,565	988,116
# *	Riversdale Mining, Ltd.	508,435	867,110
# *	Roc Oil Co., Ltd.	1,199,440	2,921,550
	Rock Building Society, Ltd.	25,092	112,930
	Ross Human Directions, Ltd.	139,123	67,970
	Rural Press, Ltd.	487,796	5,074,419
	Ruralco Holdings, Ltd.	65,840	179,463
	S8, Ltd.	320,050	1,485,585
#	SAI Global, Ltd.	572,207	1,740,362
*	Salinas Energy, Ltd.	399,290	121,952
*	Sally Malay Mining, Ltd.	727,599	1,331,890
#	Salmat, Ltd.	471,824	1,540,051
# *	Samson Oil & Gas, Ltd.	677,329	161,156
*	Scarborough Minerals P.L.C. CDI	43,536	38,075
#	Schaffer Corp., Ltd.	33,766	184,821
	SDI, Ltd.	369,901	248,179
#	Select Harvests, Ltd.	153,080	1,558,230
#	Senetas Corp., Ltd.	1,846,596	561,698
	Servcorp, Ltd.	237,854	1,045,889
*	Shield Mining, Ltd.	72,292	11,413
# *	Silex System, Ltd.	519,205	2,229,026
# *	Sino Gold, Ltd.	618,783	3,558,849
# *	Sino Strategic International, Ltd.	124,164	210,166
*	Sirtex Medical, Ltd.	140,866	299,288
	Skilled Group, Ltd.	387,971	1,602,798
*	SMC Gold, Ltd.	1,359,620	215,684
	Smorgon Steel Group, Ltd.	3,274,819	4,804,050
#	SMS Management & Technology, Ltd.	250,004	821,659
#	Southern Cross Broadcasting (Australia), Ltd.	259,672	3,266,509
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,575,621	966,563
*	Sphere Investments, Ltd.	374,662	446,098
#	Spotless Group, Ltd.	867,836	3,172,883
*	ST Synergy, Ltd.	33,420	50,448
# *	St. Barbara, Ltd.	3,078,827	1,461,145
*	Starpharma Holdings, Ltd.	497,958	181,281
	Straits Resources, Ltd.	735,823	2,047,453
*	Strategic Minerals Corp. NL	358,100	40,961
*	Strathfield Group, Ltd.	492,553	18,733
	Stuart Petroleum, Ltd.	201,731	187,886
#	STW Communications Group, Ltd.	825,788	2,129,088
*	Summit Resources, Ltd.	799,926	1,914,553
# *	Sundance Resources, Ltd.	4,006,948	278,517
#	Sunland Group, Ltd.	1,189,741	3,378,671
	Super Cheap Auto Group, Ltd.	400,306	963,718
#	Sydney Attractions Group, Ltd.	69,185	311,426
*	Sydney Gas, Ltd.	661,636	208,521
	Symex Holdings, Ltd.	311,160	158,917
	Talent2 International, Ltd.	191,615	279,330
*	Tandou, Ltd.	5,115	2,427
# *	Tap Oil, Ltd.	597,002	714,056
	Tassal Group, Ltd.	514,964	796,951
	Technology One, Ltd.	1,181,590	875,474
*	Tectonic Resources NL	259,183	20,441

8

#	Ten Network Holdings, Ltd.	1,658,273	4,293,360
*	Tennant Creek Gold, Ltd.	135,000	50,537
	Thakral Holdings Group	2,439,283	1,804,805
	The Reject Shop, Ltd.	100,526	752,529
#	Timbercorp, Ltd.	1,124,733	2,659,305
*	Tomato Technologies, Ltd.	190,000	39,016
*	Toodyay Resources, Ltd.	20,163	414
*	Tooth & Co., Ltd.	153,000	7,125
	Total Communications Infrastructure, Ltd.	393,053	454,595
*	Tower Australia Group, Ltd.	626,340	1,507,919
*	Tox Free Solutions, Ltd.	256,486	291,942
	Transfield Services, Ltd.	768,280	5,810,694
	Troy Resources NL	140,242	298,408
	Trust Co. Ltd.	75,179	713,902
*	Unilife Medical Solutions, Ltd.	147,406	26,085
*	Union Resources, Ltd.	1,290,000	29,514
#	United Group, Ltd.	393,438	4,327,457
*	Universal Resources, Ltd.	109,414	12,540
*	Unwired Group, Ltd.	775,038	190,186
	UXC, Ltd.	699,522	971,812
#	Veda Advantage, Ltd.	921,433	1,909,971
# *	Ventracor, Ltd.	983,127	837,890
*	Victoria Petroleum NL	508,049	90,107
*	View Resources, Ltd.	1,011,075	192,533
*	Village Life, Ltd.	203,651	20,920
#	Village Roadshow, Ltd.	591,536	1,474,878
#	Vision Group Holdings, Ltd.	246,032	821,912
	Vision Systems, Ltd.	577,186	1,708,790
	Waterco, Ltd.	34,448	68,439
#	Watpac, Ltd.	361,535	1,197,169
#	Wattyl, Ltd.	369,263	883,480
# *	Webjet, Ltd.	1,172,242	323,808
	Webster, Ltd.	127,169	89,579
*	Wedgetail Mining, Ltd.	468,970	106,766
# *	Wentworth Mutual, Ltd.	316,666	169,246
*	Western Areas NL	616,114	1,927,625
#	WHK Group, Ltd.	884,784	1,632,772
	Wide Bay Australia, Ltd.	47,718	485,953
	Willmott Forests, Ltd.	51,672	59,415
TOTAL COMMON STOCKS			446,824,934

PREFERRED STOCKS — (0.1%)
#	Village Roadshow, Ltd. Class A	303,417	741,664

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	23,080
*	Ballarat South Gold, Ltd. Warrants	6,458	0
*	Chrome Corp., Ltd. Options 09/30/09	32,000	51
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	132
*	Gold Aura, Ltd. Options 03/31/09	10,274	268
# *	Horizon Oil, Ltd. Options 02/28/08	132,777	10,481
*	Jabiru Metals, Ltd. Rights 1/23/07	121,556	14,393

9

# *	Macmin Silver, Ltd. Options 10/30/08	56,483	6,242
*	Morning Star Gold NL Rights 1/23/07	12,500	1,135
*	Nylex, Ltd. Options 12/12/09	1,490,707	27,064
*	Oceana Gold, Ltd. Options 01/01/09	377,098	50,602
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	6,598
TOTAL RIGHTS/WARRANTS			140,046

TOTAL — AUSTRALIA			447,706,644

CANADA — (0.0%)
COMMON STOCKS — (0.0%)
*	Chai-Na-Ta Corp. ADR	75,456	6,036

HONG KONG — (20.3%)
COMMON STOCKS — (20.3%)
*	139 Holdings, Ltd.	620,000	41,329
	ABC Communications (Holdings), Ltd.	930,000	52,592
	Aeon Credit Service (Asia) Co., Ltd.	740,000	574,078
	Alco Holdings, Ltd.	1,290,000	557,480
	Allan International Holdings, Ltd.	592,000	82,909
	Allied Group, Ltd.	645,200	1,738,029
	Allied Properties, Ltd.	1,194,600	1,420,712
	AMVIG Holdings, Ltd.	1,927,000	1,314,081
*	Anex International Holdings, Ltd.	152,000	2,145
*	Applied Development Holdings, Ltd.	1,243,000	60,836
*	APT Satellite Holdings, Ltd.	599,000	126,039
*	Artel Solutions Group Holdings, Ltd.	2,315,000	11,012
	Arts Optical International Holdings, Ltd.	730,000	236,882
*	Asia Commercial Holdings, Ltd.	72,800	7,810
	Asia Financial Holdings, Ltd.	2,768,908	1,116,964
	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,595,448
	Asia Standard International Group, Ltd.	14,282,666	343,045
*	Asia TeleMedia, Ltd.	1,820,000	37,946
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	29,898
	Asia Zirconium, Ltd.	708,000	77,399
*	Asian Union New Media Group, Ltd.	22,170,000	184,892
*	Associated International Hotels, Ltd.	898,000	1,051,771
	Automated Systems Holdings, Ltd.	340,000	81,747
*	B.A.L. Holdings, Ltd.	406	18
	Baltrans Holdings, Ltd.	676,000	473,875
*	Beijing Development (Hong Kong), Ltd.	166,000	30,190
*	Bestway International Holdings, Ltd.	534,400	16,832
	Bossini International Holdings, Ltd.	3,107,500	153,304
	Bright International Group, Ltd.	710,000	58,231
*	Build King Holdings, Ltd.	375,756	11,575
	Cafe de Coral Holdings, Ltd.	1,438,000	2,437,123
*	Capital Estate, Ltd.	2,360,000	36,881
	Capital Strategic Investment, Ltd.	30,500	5,609
*	Carico Holdings, Ltd.	2,948	75
	Cash Financial Services Group, Ltd.	427,018	23,560
*	Casil Telecommunications Holdings, Ltd.	1,420,000	90,990

10

*	CATIC International Holdings, Ltd.	5,332,000	72,509
	CCT Telecom Holdings, Ltd.	1,030,970	128,150
	CEC International Holdings, Ltd.	220,279	4,434
*	Celestial Asia Securities Holdings, Ltd.	639,054	27,648
	Champion Technology Holdings, Ltd.	2,974,719	500,402
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,487,350
	Chen Hsong Holdings, Ltd.	1,422,000	878,940
	Cheuk Nang (Holdings), Ltd.	244,140	137,520
	Chevalier International Holdings, Ltd.	651,482	658,595
	Chevalier Itech Holdings, Ltd.	355,250	128,476
*	Chia Hsin Cement Greater China Holding Corp.	276,000	47,561
*	China Aerospace International Holdings, Ltd.	4,955,400	425,837
*	China Credit Holdings, Ltd.	1,914,000	33,468
*	China Digicontent Co., Ltd.	2,710,000	3,484
	China Electronics Corp. Holdings Co., Ltd.	668,250	75,677
	China Everbright International, Ltd.	3,945,000	677,579
#	China Gas Holdings, Ltd.	7,570,000	1,506,657
	China Green (Holdings), Ltd.	1,785,000	973,417
*	China Haidian Holdings, Ltd.	3,244,000	94,391
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	200,958
*	China Insurance International Holdings Co., Ltd.	3,512,000	4,425,565
*	China Investments Holdings, Ltd.	210,000	4,671
	China Metal International Holdings, Ltd.	2,660,000	931,474
*	China Motion Telecom International, Ltd.	257,000	22,676
	China Motor Bus Co., Ltd.	74,000	541,555
#	China National Aviation Co., Ltd.	6,904,000	2,468,144
*	China Oil & Gas Group, Ltd.	1,573,200	85,958
	China Oriental Group Co., Ltd.	6,922,974	1,600,352
# *	China Pharmaceutical Group, Ltd.	3,348,000	473,411
	China Power International Development, Ltd.	5,250,000	2,883,062
	China Rare Earth Holdings, Ltd.	2,504,000	408,551
	China Resources Logic, Ltd.	6,036,000	565,342
*	China Rich Holdings, Ltd.	676,000	11,397
*	China Sciences Conservational Power, Ltd.	210,400	19,476
*	China Sci-Tech Holdings, Ltd.	278,600	3,525
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,147,521
*	China Solar Energy Holdings, Ltd.	8,082,905	818,754
*	China Star Entertainment, Ltd.	440,292	15,745
	China Travel International Investment Hong Kong, Ltd.	1,275,844	415,609
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	328,154
	Chinney Investments, Ltd.	1,144,000	118,660
	Chitaly Holdings, Ltd.	550,000	114,374
	Chow Sang Sang Holdings International, Ltd.	1,361,680	767,715
	Chuang’s China Investments, Ltd.	2,372,500	133,617
	Chuang’s Consortium International, Ltd.	2,694,884	231,280
	Chun Wo Holdings, Ltd.	1,671,917	202,006
	Chung Tai Printing Holdings, Ltd.	548,000	81,820
# *	CITIC 21CN Co., Ltd.	7,724,000	893,074
*	CITIC Resources Holdings, Ltd.	11,390,000	3,316,403
	City e-Solutions, Ltd.	186,000	22,726
*	City Telecom (H.K.), Ltd.	1,070,000	113,799
# *	Clear Media, Ltd.	1,135,000	1,381,936
*	Climax International Co., Ltd.	22,200	371
*	CNT Group, Ltd.	3,078,000	67,035

11

	Coastal Greenland, Ltd.	4,390,000	710,533
#	COFCO International, Ltd.	4,150,000	4,187,583
	COL Capital, Ltd.	480,240	203,388
#	Comba Telecom Systems Holdings, Ltd.	1,982,000	841,056
*	Compass Pacific Holdings, Ltd.	624,000	9,198
	Computer & Technologies Holdings, Ltd.	432,000	42,957
	Continental Holdings, Ltd.	98,825	10,502
	COSCO International Holdings, Ltd.	3,463,600	1,221,378
#	Coslight Technology International Group, Ltd.	870,000	550,985
	Cosmos Machinery Enterprises, Ltd.	1,126,400	65,813
*	Crocodile Garments, Ltd.	1,539,000	94,890
	Cross-Harbour Holdings, Ltd.	586,520	501,456
*	Culturecom Holdings, Ltd.	6,381,000	53,401
	Daisho Microline Holdings, Ltd.	1,062,000	252,011
*	Dan Form Holdings Co., Ltd.	2,386,600	154,880
*	Daqing Petroleum & Chemical Group, Ltd.	5,317,500	225,555
#	Dickson Concepts International, Ltd.	715,130	727,024
#	Digital China Holdings, Ltd.	1,928,000	626,798
*	DVN Holdings, Ltd.	1,377,516	495,336
*	Dynamic Global Holdings, Ltd.	3,522,000	19,018
	Dynamic Holdings, Ltd.	384,000	116,105
	Eagle Nice (International) Holdings, Ltd.	70,000	12,126
*	Easyknit International Holdings, Ltd.	169,716	7,193
*	Eforce Holdings, Ltd.	2,620,000	20,641
#	EganaGoldpfeil Holdings, Ltd.	3,713,757	2,098,573
*	E-Kong Group, Ltd.	620,000	59,526
	Emperor Entertainment Hotel, Ltd.	2,100,000	482,684
	Emperor International Holdings, Ltd.	3,030,360	724,561
	Enerchina Holdings, Ltd.	3,068,800	267,856
*	ENM Holdings, Ltd.	320,000	20,947
*	EPI (Holdings), Ltd.	157,951	4,610
*	eSun Holdings, Ltd.	1,997,600	2,080,780
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	140,695
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	224,600	268,743
#	Far East Consortium International, Ltd.	3,587,398	1,745,536
*	Far East Hotels & Entertainment, Ltd.	1,853,000	66,500
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,115
	First Natural Foods Holdings, Ltd.	1,270,000	122,545
	First Pacific Co., Ltd.	6,992,000	3,623,678
*	First Sign International Holdings, Ltd.	1,424,000	39,170
#	Fong’s Industries Co., Ltd.	1,348,000	908,565
*	Forefront International Holdings, Ltd.	658,000	48,219
*	Fortuna International Holdings, Ltd.	140,160	3,776
*	Foundation Group, Ltd.	16,760	4,199
*	Founder Holdings, Ltd.	2,350,000	114,681
	Fountain Set Holdings, Ltd.	1,868,000	520,626
	Four Seas Food Investment Holdings, Ltd.	347,184	39,357
	Four Seas Mercantile Holdings, Ltd.	592,000	210,061
*	Frasers Property China, Ltd.	2,373,000	46,894
*	Freeman Corp., Ltd.	173,661	3,768
#	Fu JI Food & Catering Services	1,217,000	3,138,630
	Fubon Bank Hong Kong, Ltd.	2,518,000	1,150,018
*	Fujian Holdings, Ltd.	237,800	7,573

12

	Fujikon Industrial Holdings, Ltd.	710,000	166,221
# *	Fushan International Energy Group, Ltd.	5,144,000	632,847
#	Geely Automobile Holdings, Ltd.	3,570,000	353,374
*	Genesis Energy Holdings, Ltd.	5,810,000	99,688
*	GFT Holdings, Ltd.	480,000	3,181
	Giordano International, Ltd.	4,230,000	2,303,688
	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,489,786
	Global Green Tech Group, Ltd.	1,782,000	231,070
*	Global Tech (Holdings), Ltd.	5,612,000	36,075
	Glorious Sun Enterprises, Ltd.	2,756,000	1,284,142
	Gold Peak Industries (Holdings), Ltd.	1,059,250	134,628
*	Goldbond Group Holdings, Ltd.	2,609,500	56,590
*	Golden Meditech Company, Ltd.	1,500,119	639,440
	Golden Resorts Group, Ltd.	2,958,000	605,952
	Golden Resources Development International, Ltd.	1,456,500	62,745
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	338,030
	Golik Holdings, Ltd.	930,500	31,068
*	Good Fellow Group, Ltd.	3,488,000	477,090
#	Grande Holdings, Ltd.	562,000	189,848
	Group Sense (International), Ltd.	2,448,000	136,641
	Guangnan Holdings, Ltd.	1,779,600	308,867
	Guangzhou Investment Co., Ltd.	3,476,000	974,697
*	Guo Xin Group, Ltd.	3,640,000	18,340
	GZI Transport, Ltd.	2,940,000	1,471,452
	Hang Fung Gold Technology, Ltd.	1,430,482	187,049
	Hang Ten Group Holdings, Ltd.	1,705,850	142,496
*	Hans Energy Co., Ltd.	5,402,000	347,713
	Harbour Centre Development, Ltd.	593,000	960,381
# *	Heng Tai Consumables Group, Ltd.	2,798,000	255,824
	High Fashion International, Ltd.	268,000	50,347
	HKC (Holdings), Ltd.	4,413,771	789,929
#	HKR International, Ltd.	3,516,736	1,704,657
	Hon Kwok Land Investment Co., Ltd	842,535	323,912
*	Honesty Treasure International Holdings, Ltd.	4,108,000	83,771
	Hong Kong Catering Management, Ltd.	542,796	116,176
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	873,097
*	Hong Kong Parkview Group, Ltd.	1,130,000	14,963
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	44,563
	Hongkong Chinese, Ltd.	2,662,000	355,674
*	Hop Hing Holdings, Ltd.	660,265	28,740
	Hsin Chong Construction Group, Ltd.	1,569,658	163,668
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	644,348
*	Huabao International Holdings, Ltd.	19,300	10,463
	Huafeng Textile International Group, Ltd.	428,400	21,926
*	Hualing Holdings, Ltd.	6,480,000	266,786
	Hung Hing Printing Group, Ltd.	1,449,275	814,823
	Hutchison Harbour Ring, Ltd.	16,106,000	1,158,683
*	Hycomm Wireless, Ltd.	4,709,000	27,690
	I-Cable Communications, Ltd.	4,440,000	1,038,417
*	IDT International, Ltd.	5,098,183	301,200
*	Imagi International Holdings, Ltd.	3,037,000	1,370,181
*	Innomaxx Biotechnology Group, Ltd.	4,812,000	878,475
	Integrated Distribution Services Group, Ltd.	414,000	753,144

13

*	Interchina Holdings Co., Ltd.	8,130,000	39,663
	IPE Group, Ltd.	800,000	133,654
	ITC Corp., Ltd.	3,513,248	278,637
*	Jinhui Holdings Co., Ltd.	930,000	279,372
	Jiuzhou Development Co., Ltd.	2,014,000	206,521
	Joyce Boutique Holdings, Ltd.	1,530,000	63,855
*	Junefield Department Store Group, Ltd.	256,000	2,534
	K Wah International Holdings, Ltd.	6,049,698	1,875,318
*	Kader Holdings Co., Ltd.	545,600	23,387
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	52,421
	Kantone Holdings, Ltd.	6,537,435	372,860
*	Karl Thomson Holdings, Ltd.	906,000	384,955
	Karrie International Holdings, Ltd.	832,000	208,662
	Keck Seng Investments (Hong Kong), Ltd.	858,600	287,131
	Kee Shing Holdings	886,000	98,739
	Kin Yat Holdings, Ltd.	586,000	92,534
	King Fook Holdings, Ltd.	1,000,000	60,313
*	King Pacific International Holdings, Ltd.	1,404,200	22,024
#	Kingdee International Software Group Co., Ltd.	638,000	336,811
	Kingmaker Footwear Holdings, Ltd.	1,100,955	140,437
#	Kingway Brewery Holdings, Ltd.	3,594,000	1,431,281
*	Kong Sun Holdings, Ltd.	2,198,000	7,065
#	Kowloon Development Co., Ltd.	1,475,000	2,613,882
*	KPI Co., Ltd.	396,000	6,618
	KTP Holdings, Ltd.	560,400	43,923
*	Kwoon Chung Bus Holdings, Ltd.	556,000	85,685
# *	Lai Sun Development Co., Ltd.	32,074,000	1,131,287
*	Lai Sun Garment (International), Ltd.	3,244,000	245,772
	Lam Soon (Hong Kong), Ltd.	302,310	178,998
*	Landune International, Ltd.	8,410,000	164,109
	Le Saunda Holdings, Ltd.	236,000	57,055
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,970
	Lee & Man Holdings, Ltd.	756,000	176,088
	Lerado Group (Holding) Co., Ltd.	1,048,000	118,235
#	Li Ning Co., Ltd.	2,733,000	4,369,728
*	LifeTec Group, Ltd.	3,969,000	46,365
	Lippo, Ltd.	1,074,760	358,175
#	Liu Chong Hing Bank, Ltd.	1,125,000	2,510,471
	Liu Chong Hing Investment, Ltd.	749,200	881,701
	Luen Thai Holdings, Ltd.	1,345,000	198,364
	Luk Fook Holdings (International), Ltd.	926,000	261,472
	Luks Industrial Group, Ltd.	969,555	437,077
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	666,885
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	4,060,920	234,887
	Macau Success, Ltd.	4,860,000	342,921
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	46,309
*	Mae Holdings, Ltd.	11,100	713
	Magnificent Estates, Ltd.	10,344,000	256,867
*	Magnum International Holdings, Ltd.	112,500	12,528
	Mainland Headwear Holdings, Ltd.	546,000	181,440
	Man Yue International Holdings, Ltd.	864,000	203,278
	Matrix Holdings, Ltd.	943,947	239,590
	Matsunichi Communications Holdings, Ltd.	966,000	403,884

14

	Mei Ah Entertainment Group, Ltd.	1,142,000	67,205
	Melbourne Enterprises, Ltd.	45,500	246,358
	Midas International Holdings, Ltd.	774,000	31,260
#	Midland Holdings, Ltd.	1,810,000	919,394
	Min Xin Holdings, Ltd.	921,200	331,308
#	Mingyuan Medicare Development Co., Ltd.	5,900,000	583,732
# *	Minmetals Resources, Ltd.	4,431,780	1,310,112
	Miramar Hotel & Investment Co., Ltd.	741,000	966,675
*	Morning Star Resources, Ltd.	1,845,000	24,719
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,555,679
	Nanyang Holdings, Ltd.	137,500	218,895
	National Electronics Holdings, Ltd.	2,156,000	102,339
	Natural Beauty Bio-Technology, Ltd.	3,520,000	502,138
#	Neo-China Group (Holdings), Ltd.	11,750,000	1,797,629
	New Century Group Hong Kong, Ltd.	2,180,920	215,637
*	New Island Printing Holdings, Ltd.	176,000	12,219
*	New Smart Energy Group, Ltd.	432,800	10,588
*	New World Cyberbase, Ltd.	217,884	5,023
	New World Mobile Holdings, Ltd.	22,140	5,174
	Newocean Green Energy Holdings, Ltd.	513,120	41,491
	Next Media, Ltd.	3,736,000	1,391,778
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	148,752
#	Norstar Founders Group, Ltd.	2,584,000	861,281
# *	Onfem Holdings, Ltd.	1,266,000	74,787
*	Orient Power Holdings, Ltd.	804,000	19,433
	Oriental Press Group, Ltd.	5,688,000	1,030,875
	Oriental Watch Holdings, Ltd.	398,000	79,209
#	Pacific Andes International Holdings, Ltd.	2,678,000	612,747
	Pacific Basin Shipping, Ltd.	3,296,000	2,071,746
#	Pacific Century Insurance Holdings, Ltd.	1,272,000	751,146
#	Pacific Century Premium Developments, Ltd.	6,145,000	1,740,771
*	Pacific Plywood Holdings, Ltd.	886,000	11,780
	Paul Y Engineering Group, Ltd.	60,461	7,847
#	Paul Y. ITC Construction Holdings, Ltd.	3,685,495	1,376,097
	Peace Mark Holdings, Ltd.	2,478,022	2,215,151
*	Pearl Oriental Innovation, Ltd.	143,200	55,010
	Pegasus International Holdings, Ltd.	226,000	31,846
	Perfectech International Holdings, Ltd.	571,450	52,941
	Pico Far East Holdings, Ltd.	2,726,000	563,878
#	Playmates Holdings, Ltd.	3,969,000	413,143
	Pokfulam Development Co., Ltd.	234,000	139,141
*	Pokphand (C.P.) Co., Ltd.	5,970,000	144,778
	Poly Hong Kong Investment, Ltd.	2,916,000	587,037
*	Poly Investments Holdings, Ltd.	2,670,000	29,141
	Ports Design, Ltd.	1,431,000	3,126,057
	Prime Success International Group, Ltd.	4,328,000	4,015,489
	Proview International Holdings, Ltd.	1,258,884	129,379
	Public Financial Holdings, Ltd.	2,582,000	2,042,433
*	Pyxis Group, Ltd.	1,936,000	39,634
	Qin Jia Yuan Media Services Co., Ltd.	1,091,000	266,500
*	QPL International Holdings, Ltd.	1,608,000	131,698
	Quality Healthcare Asia, Ltd.	334,995	132,386
	Raymond Industrial, Ltd.	675,400	139,474

15

#	Regal Hotels International Holdings, Ltd.	21,042,000	1,858,992
*	Riche Multi-Media Holdings, Ltd.	7,060,000	128,887
*	Rivera Holdings, Ltd.	3,620,000	114,813
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,572,000	2,320,806
	Roadshow Holdings, Ltd.	1,456,000	127,158
	S.A.S.Dragon Holdings, Ltd.	1,696,000	185,474
#	Sa Sa International Holdings, Ltd.	2,972,000	992,787
	Safety Godown Co., Ltd.	408,000	183,767
	Saint Honore Holdings, Ltd.	128,000	47,984
*	San Miguel Brewery Hong Kong, Ltd.	612,800	118,327
*	Sanyuan Group, Ltd.	415,000	8,003
#	SCMP Group, Ltd.	4,160,000	1,574,034
	Sea Holdings, Ltd.	832,000	459,331
*	Seapower Resources International, Ltd.	13,351,680	156,566
	SEEC Media Group, Ltd.	2,550,000	127,621
*	Shanghai Allied Cement, Ltd.	1,152,080	50,279
#	Shanghai Real Estates, Ltd.	4,626,000	1,597,498
*	Shanghai Zenghai Property, Ltd.	10,407,000	401,185
	Shaw Brothers Hong Kong, Ltd.	134,000	232,026
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	380,486
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	157,041
#	Shenzhen International Holdings, Ltd.	29,925,000	1,764,727
*	Shougang Concord Century Holdings, Ltd.	3,916,000	316,284
*	Shougang Concord Grand (Group), Ltd.	1,701,000	77,577
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	972,046
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	120,359
#	Shui On Construction & Materials, Ltd.	624,000	1,328,900
*	Shun Ho Resources Holdings, Ltd.	483,000	32,290
*	Shun Ho Technology Holdings, Ltd.	1,037,452	77,347
#	Silver Grant International Industries, Ltd.	4,665,000	1,225,977
*	Sincere Co., Ltd.	505,500	20,384
	Sing Tao News Corp., Ltd.	1,842,000	274,796
#	Singamas Container Holdings, Ltd.	1,446,000	657,872
	Sino Biopharmaceutical, Ltd.	5,112,000	605,267
*	Sino Gas Group, Ltd.	2,297,600	162,330
	Sino Golf Holdings, Ltd.	438,000	61,847
*	Sino Prosper Holdings, Ltd.	2,390,000	196,429
*	Sinocan Holdings, Ltd.	350,000	1,755
	SinoCom Software Group, Ltd.	2,256,000	492,463
*	Sino-i Technology, Ltd.	44,833,158	545,492
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,794,779
	Sinopec Kantons Holdings, Ltd.	2,542,000	655,959
*	Skyfame Realty Holdings, Ltd.	2,265,750	422,889
*	SMI Publishing Group, Ltd.	250,511	483
*	Softbank Investment International (Strategic), Ltd.	7,398,000	60,199
	Solartech International Holdings, Ltd.	49,600	4,512
	Solomon Systech International, Ltd.	6,810,000	1,056,231
*	South China Brokerage Co., Ltd.	4,872,000	49,389
*	South China Industries, Ltd.	1,124,000	158,603
	Southeast Asia Properties & Finance, Ltd.	263,538	40,657
	Starlight International Holdings, Ltd.	1,548,792	332,680
	Starlite Holdings, Ltd.	694,000	35,812
	Stelux Holdings International, Ltd.	1,307,702	94,363

16

*	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	146,658
	Sun Hung Kai & Co., Ltd.	2,493,600	2,519,450
	Sun Innovation Holdings, Ltd.	14,203	3,741
	Sunway International Holdings, Ltd.	866,000	26,977
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	67,252
#	Symphony Holdings, Ltd.	3,717,000	458,317
	Tack Fat Group International, Ltd.	3,904,000	529,797
	Tack Hsin Holdings, Ltd.	542,000	21,256
#	Tai Cheung Holdings, Ltd.	1,459,000	844,650
	Tai Fook Securities Group, Ltd.	1,044,000	221,883
	Tai Sang Land Development, Ltd.	576,984	221,941
*	Tak Shun Technology Group, Ltd.	2,923,200	118,282
	Tak Sing Alliance Holdings, Ltd.	2,909,865	411,777
	Tan Chong International, Ltd.	1,212,000	276,405
	TCC International Holdings, Ltd.	1,124,000	201,486
*	TCL Communication Technology Holdings, Ltd.	4,244,000	136,447
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	612,039
*	Technology Venture Holdings, Ltd.	586,000	9,945
*	Termbray Industries International (Holdings), Ltd.	2,304,900	148,162
	Tern Properties Co., Ltd.	61,200	22,424
	Texwinca Holdings, Ltd.	3,420,000	2,367,794
*	The Sun’s Group, Ltd.	17,004	2,842
*	Tian An China Investments Co., Ltd.	2,793,275	2,270,333
	Tian Teck Land, Ltd.	1,098,000	520,945
	Tianjin Development Holdings, Ltd.	2,288,000	1,622,976
*	Tidetime Sun (Group), Ltd.	196,280	3,288
	Titan Petrochemicals Group, Ltd.	10,420,000	681,872
*	Tomorrow International Holdings, Ltd.	129,642	36,989
	Tongda Group Holdings, Ltd.	6,220,000	471,354
	Tonic Industries Holdings, Ltd.	1,380,000	30,994
#	Top Form International, Ltd.	2,354,000	477,645
*	Topsearch International (Holdings), Ltd.	234,000	24,120
	Tristate Holdings, Ltd.	188,000	70,294
	Truly International Holdings, Ltd.	1,210,000	1,071,969
	Tungtex (Holdings) Co., Ltd.	788,000	205,719
*	Tysan Holdings, Ltd.	1,040,773	51,515
*	United Power Investment, Ltd.	4,368,000	162,622
	Universe International Holdings, Ltd.	573,339	6,349
	U-Right International Holdings, Ltd.	4,746,000	150,897
	USI Holdings, Ltd.	928,999	527,692
	Van Shung Chong Holdings, Ltd.	359,335	45,554
	Varitronix International, Ltd.	740,293	368,710
	Vedan International (Holdings), Ltd.	200,000	25,156
	Veeko International Holdings, Ltd.	1,420,000	29,500
#	Victory City International Holdings, Ltd.	1,548,476	557,741
*	Vital Biotech Holdings, Ltd.	470,000	8,320
	Vitasoy International Holdings, Ltd.	2,461,000	949,485
	Vtech Holdings, Ltd.	588,000	3,621,625
	Wah Ha Realty Co., Ltd.	278,600	70,202
*	Wah Nam International Holdings, Ltd.	38,696	597
	Wai Kee Holdings, Ltd.	1,837,738	647,329
	Wang On Group, Ltd.	63,223	19,900
*	Warderly International Holdings, Ltd.	520,000	16,684

17

	Wellnet Holdings, Ltd.	2,059,200	142,501
*	Winfoong International, Ltd.	1,210,000	74,154
	Wing On Co. International, Ltd.	741,000	1,149,779
*	Wing Shan International, Ltd.	896,000	39,496
	Wong’s International (Holdings), Ltd.	737,641	80,752
*	Wonson International Holdings, Ltd.	202,000	4,533
*	World Houseware (Holdings), Ltd.	605,700	15,185
	Y. T. Realty Group, Ltd.	965,000	164,658
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	105,887
*	Yanion International Holdings, Ltd.	1,248,000	264,385
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	34,326
	YGM Trading, Ltd.	233,000	163,299
	Yip’s Chemical Holdings, Ltd.	880,000	415,218
	Yugang International, Ltd.	17,206,000	276,294
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,337
TOTAL COMMON STOCKS			210,842,043

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	24,930
*	Champion Technology Holdings, Ltd. Warrants 08/03/08	594,944	0
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,439
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	1,584
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,886
# *	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	7,348
*	Regal Hotels International Holdings, Ltd. Rights	210,420	27,052
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	16,488
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	223
TOTAL RIGHTS/WARRANTS			82,950

TOTAL — HONG KONG			210,924,993

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,656
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,656

NEW ZEALAND — (2.7%)
COMMON STOCKS — (2.7%)
	AFFCO Holdings, Ltd.	1,806,887	456,783
*	CanWest Media Works (NZ), Ltd.	102,109	157,746
	Cavalier Corp., Ltd.	283,674	703,978
	CDL Hotels New Zealand, Ltd.	1,387,344	663,545
	CDL Investments New Zealand, Ltd.	346,942	94,927
	Colonial Motor Co., Ltd.	126,795	301,650
	Ebos Group, Ltd.	149,477	588,568
#	Fisher & Paykel Appliances Holdings, Ltd.	885,581	2,394,635
#	Freightways, Ltd.	278,772	894,060
	Hallenstein Glassons Holdings, Ltd.	241,638	898,599

18

	Hellaby Holdings, Ltd.	218,615	762,417
	Hirequip New Zealand, Ltd.	98,000	78,850
	Horizon Energy Distribution, Ltd.	40,420	99,442
*	Infratil, Ltd.	231,000	886,370
	Mainfreight, Ltd.	68,000	382,631
	Michael Hill International, Ltd.	156,746	750,591
*	New Zealand Oil & Gas, Ltd.	584,872	378,933
	New Zealand Refining Co., Ltd.	465,000	2,128,506
	Northland Port Corp. (New Zealand), Ltd.	219,997	489,105
	Nuplex Industries, Ltd.	300,837	1,567,659
	Port of Tauranga, Ltd.	541,952	2,272,008
	Provenco Group, Ltd.	332,094	250,003
	Pumpkin Patch, Ltd.	118,000	386,252
	Pyne Gould Guinness, Ltd.	581,127	670,801
	Restaurant Brand New Zealand, Ltd.	369,175	286,324
*	Richina Pacific, Ltd.	309,644	95,817
*	Rubicon, Ltd.	995,760	653,441
	Ryman Healthcare Group, Ltd.	415,999	3,149,599
	Sanford, Ltd.	418,047	1,532,339
	Scott Technology, Ltd.	60,843	101,005
*	Seafresh New Zealand, Ltd.	80,520	1,588
	South Port New Zealand, Ltd.	30,744	39,643
	Steel & Tube Holdings, Ltd.	379,638	1,299,576
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	42,600
*	Tenon, Ltd.	19,132	40,421
	Tourism Holdings, Ltd.	402,452	567,394
*	Tower, Ltd.	544,207	846,841
	Warehouse Group, Ltd.	200,774	1,016,223
TOTAL COMMON STOCKS			27,930,870

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Rights 1/12/07	58,487	618
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	27,815
TOTAL RIGHTS/WARRANTS			28,433

TOTAL — NEW ZEALAND			27,959,303

SINGAPORE — (7.2%)
COMMON STOCKS — (7.1%)
*	Acma, Ltd.	3,040,700	155,936
	Amtek Engineering, Ltd.	1,599,250	592,900
	Apollo Enterprises, Ltd.	193,000	143,403
	Armstrong Industrial Corp.	1,460,000	152,203
*	ASA Group Holdings, Ltd.	586,000	48,199
*	A-Sonic Aerospace, Ltd.	626,996	104,349
	Aussino Group, Ltd.	967,000	282,626
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	448,773
	Beyonics Technology, Ltd.	1,945,800	424,368
	Bonvests Holdings, Ltd.	825,000	703,885
#	Brilliant Manufacturing, Ltd.	1,855,000	494,736
	Broadway Industrial Group, Ltd.	461,000	191,362
*	Brothers (Holdings), Ltd.	252,314	51,975

19

#	Bukit Sembawang Estates, Ltd	214,002	1,148,827
	CH Offshore, Ltd.	823,200	241,319
	Chemical Industries (Far East), Ltd.	105,910	42,122
#	China Dairy Group, Ltd.	1,502,000	507,377
	China Merchants Holdings Pacific, Ltd.	652,000	353,175
	Chip Eng Seng Corp., Ltd.	1,775,000	386,248
	Chosen Holdings, Ltd.	1,284,000	129,010
	Chuan Hup Holdings, Ltd.	4,385,000	899,912
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	24,193
	CK Tang, Ltd.	614,000	271,692
*	Compact Metal Industries, Ltd.	643,000	25,170
	Cougar Logistics Corp.	482,500	83,125
	Courts Singapore, Ltd.	495,000	223,092
*	CSC Holdings, Ltd.	672,000	78,453
	CSE Global, Ltd.	1,262,000	1,051,349
	CWT, Ltd.	923,000	363,463
*	Delong Holdings, Ltd.	934,000	82,105
	Eagle Brand Holdings, Ltd.	5,158,000	201,999
*	Eastern Asia Technology, Ltd.	1,844,260	143,488
*	Eastgate Technology, Ltd.	870,000	28,146
	ECS Holdings, Ltd.	1,375,000	340,983
	Eng Wah Organisation, Ltd.	265,000	37,801
	Engro Corp., Ltd.	236,000	163,109
*	Enviro-Hub Holdings, Ltd.	876,666	385,006
*	Firstlink Investments Corp., Ltd.	995,000	38,985
	Freight Links Express Holdings, Ltd.	3,368,000	175,474
	Frontline Technologies Corp., Ltd.	3,170,000	257,732
#	Fu Yu Manufacturing, Ltd.	2,273,750	472,690
	Fuji Offset Plates Manufacturing, Ltd.	33,750	8,582
	GB Holdings, Ltd.	200,000	113,414
	GK Goh Holdings, Ltd.	1,494,000	861,703
*	Global Voice Group, Ltd.	2,054,000	186,975
#	Goodpack, Ltd.	1,592,000	1,597,180
	GP Industries, Ltd.	3,120,209	989,170
#	Guocoland, Ltd.	1,215,000	2,046,510
	Hiap Moh Corp., Ltd.	34,874	7,731
	Ho Bee Investment, Ltd.	761,000	716,364
*	Hong Fok Corp., Ltd.	1,796,000	1,062,549
#	Hong Leong Asia, Ltd.	1,048,000	1,159,118
	Hotel Grand Central, Ltd.	968,395	478,778
	Hotel Plaza, Ltd.	1,189,000	1,215,335
#	Hotel Properties, Ltd.	1,675,000	2,944,743
	Hour Glass, Ltd.	311,372	253,604
#	HTL International Holdings, Ltd.	1,839,843	1,108,807
	Huan Hsin Holdings, Ltd.	1,138,400	410,982
	HupSteel, Ltd.	1,350,300	249,651
	Hwa Hong Corp., Ltd.	2,488,000	1,085,583
#	IDT Holdings, Ltd.	718,000	321,696
	IFS Capital, Ltd.	290,000	164,452
*	Inno-Pacific Holdings, Ltd.	680,000	15,388
	Innovalues Precision, Ltd.	520,000	352,394
	Internet Technology Group, Ltd.	874,408	28,506
*	Interra Resources, Ltd.	37,086	6,989
*	Intraco, Ltd.	292,500	85,920

20

	Isetan (Singapore), Ltd.	122,500	414,969
*	Jasper Investments, Ltd.	2,267,000	36,952
#	Jaya Holdings, Ltd.	2,733,000	2,637,727
	JK Yaming International, Ltd.	907,000	215,847
	Jurong Cement, Ltd.	132,500	119,948
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,118,000
	K1 Ventures, Ltd.	5,340,500	1,144,015
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,144,454
	Khong Guan Flour Milling, Ltd.	19,000	28,492
	Kian Ann Engineering, Ltd.	868,000	115,724
	Kian Ho Bearings, Ltd.	781,500	112,048
	Kim Eng Holdings, Ltd.	86,000	77,280
	Koh Brothers, Ltd.	1,494,000	309,983
*	L & M Group Investments, Ltd.	7,107,100	23,169
#	Labroy Marine, Ltd.	3,343,000	4,089,662
*	LanTroVision (S), Ltd.	1,117,500	32,636
	LC Development, Ltd.	2,041,254	251,795
	Lee Kim Tah Holdings, Ltd.	1,600,000	605,897
*	Liang Huat Aluminium, Ltd.	2,954,000	38,519
	Lion Asiapac, Ltd.	473,000	50,846
	Low Keng Huat Singapore, Ltd.	372,000	290,243
	Lum Chang Holdings, Ltd.	1,134,030	220,901
#	Magnecomp International, Ltd.	931,000	465,436
	Manufacturing Integration Technology, Ltd.	588,000	93,596
# *	Mediaring.Com, Ltd.	4,262,500	914,161
#	Metro Holdings, Ltd.	2,256,960	1,247,136
	MMI Holdings, Ltd.	1,994,000	1,362,116
	Multi-Chem, Ltd.	1,263,000	192,522
	Nera Telecommunications, Ltd.	1,450,000	353,568
	New Toyo International Holdings, Ltd.	1,043,000	199,711
	Norelco Centreline Holdings, Ltd.	941,000	275,402
*	Orchard Parade Holdings, Ltd.	1,084,022	619,987
#	Osim International, Ltd.	1,965,600	1,790,653
	Ossia International, Ltd.	728,332	66,117
	Pan-United Corp., Ltd.	2,193,000	848,092
	Pan-United Marine, Ltd.	1,096,500	925,847
	PCI, Ltd.	734,000	215,358
	Pertama Holdings, Ltd.	459,750	124,541
	Popular Holdings, Ltd.	1,813,000	407,649
	PSC Corp., Ltd.	5,723,200	316,203
	Qian Hu Corp., Ltd.	408,200	74,484
	Robinson & Co., Ltd.	284,832	923,193
	Rotary Engineering, Ltd.	1,624,000	749,864
	San Teh, Ltd.	838,406	242,950
	SBS Transit, Ltd.	1,011,000	1,601,985
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,976
	Sembawang Kimtrans, Ltd.	1,618,750	706,380
#	Sin Soon Huat, Ltd.	1,307,000	229,995
	Sing Investments & Finance, Ltd.	141,750	159,630
#	Singapore Food Industries, Ltd.	1,707,000	1,027,530
	Singapore Reinsurance Corp., Ltd	1,695,028	325,855
	Singapore Shipping Corp., Ltd.	1,930,000	471,522
	Singapura Finance, Ltd.	139,250	192,156

21

	SMB United, Ltd.	2,010,000	300,012
	SNP Corp., Ltd.	466,495	294,116
*	SP Corp., Ltd.	454,000	20,685
	Stamford Land Corp., Ltd.	3,229,000	819,337
	Straits Trading Co., Ltd.	1,117,200	2,540,801
*	Sunright, Ltd.	378,000	81,095
	Superbowl Holdings, Ltd.	980,000	83,341
	Superior Metal Printing, Ltd.	490,500	44,803
*	Thakral Corp., Ltd.	6,028,000	354,005
	Tiong Woon Corp. Holding, Ltd.	1,359,000	278,037
	Transmarco, Ltd.	106,500	52,684
	Trek 2000 International, Ltd.	1,004,000	245,093
	TT International, Ltd.	2,109,600	199,906
*	Tuan Sing Holdings, Ltd.	3,362,000	469,271
*	Ultro Technologies, Ltd.	530,000	19,125
	Unisteel Technology, Ltd.	1,217,500	2,020,417
	United Engineers, Ltd.	846,666	1,362,998
	United Overseas Insurance, Ltd.	125,500	323,722
*	United Pulp & Paper Co., Ltd.	354,000	109,880
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,374,415
	Vicom, Ltd.	120,000	95,509
	WBL Corp., Ltd.	647,000	1,885,879
*	Xpress Holdings, Ltd.	1,392,000	157,874
	Yoma Strategic Holdings, Ltd.	132,000	30,553
*	Yongnam Holdings, Ltd.	1,506,000	122,738
TOTAL COMMON STOCKS			73,913,902

RIGHTS/WARRANTS — (0.1%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	293,010
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	2,553
*	LanTroVision (S), Ltd. Rights 1/12/07	558,750	9,108
*	Rotary Engineering, Ltd. Rights 1/8/07	649,600	209,651
TOTAL RIGHTS/WARRANTS			514,322

TOTAL — SINGAPORE			74,428,224

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $3,172,000 FNMA 5.50%, 05/01/36, valued at $2,976,805) to be repurchased at $2,933,691	$2,932	2,932,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL— (26.3%)
@	Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,012,484 FHLMC 5.000%, 04/15/34, valued at $1,009,494) to be repurchased at $990,139	990	989,554
@	Repurchase Agreement, Deutsche Bank Securities 5.30%, 01/02/07 (Collateralized by $343,248,768 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/17 to 12/01/36, valued at $277,848,001) to be repurchased at $272,560,413	272,400	272,400,000

22

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL	273,389,554

TOTAL INVESTMENTS - (100.0%) (Cost $868,878,303)	$1,037,350,410

See accompanying Notes to Financial Statements.

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (98.6%)
Consumer Discretionary — (18.7%)
	4imprint P.L.C.	96,735	$927,375
*	Abbeycrest P.L.C.	42,590	15,010
	Aga Food Service Group P.L.C.	447,921	3,780,486
	Alba P.L.C.	184,693	747,226
	Alexandra P.L.C.	124,343	377,268
	Alexon Group P.L.C.	205,641	755,114
	Alpha Airports Group P.L.C.	489,053	693,538
	Arena Leisure P.L.C.	1,411,547	1,602,163
	Avon Rubber P.L.C.	126,434	381,067
	Beale P.L.C.	22,161	29,953
	Bellway P.L.C.	298,107	8,991,256
	Ben Bailey P.L.C.	40,986	508,076
	Blacks Leisure Group P.L.C.	181,058	1,416,148
	Bloomsbury Publishing P.L.C.	281,545	1,411,291
	Boot (Henry) P.L.C.	81,607	1,714,569
	Bovis Homes Group P.L.C.	449,404	9,511,688
	BPP Holdings P.L.C.	173,715	1,793,884
	Brown (N) Group P.L.C.	992,823	5,466,788
	Caffyns P.L.C.	6,000	119,241
	Carpetright P.L.C.	141,976	3,639,934
*	Celtic P.L.C.	61,138	39,712
	Centaur Media P.L.C.	315,420	849,322
	Character Group P.L.C.	97,314	231,845
	Chime Communications P.L.C.	1,055,433	1,146,941
	Chrysalis Group P.L.C.	526,419	1,244,871
	Churchill China P.L.C.	30,000	150,895
	Clinton Cards P.L.C.	740,506	881,951
	Colefax Group P.L.C.	60,000	240,495
	Cosalt P.L.C.	47,460	277,295
	Crest Nicholson P.L.C.	333,923	4,037,688
	Creston P.L.C.	157,768	618,432
	Dawson Holdings P.L.C.	194,502	399,361
*	Dawson International P.L.C.	100,688	13,012
	Dignity P.L.C.	68,272	875,360
*	Entertainment Rights P.L.C.	1,411,838	821,601
	Euromoney Institutional Investor P.L.C.	277,986	2,967,113
	European Motor Holdings P.L.C.	215,385	2,045,671
	Findel P.L.C.	380,020	5,309,494
	First Choice Holidays P.L.C.	1,764,534	9,803,459
*	Forminster P.L.C.	43,333	3,182
	French Connection Group P.L.C.	314,710	1,245,480
	Fuller Smith & Turner P.L.C. Series A	53,097	1,659,587
	Future P.L.C.	933,632	830,513

1

*	Galiform P.L.C.	2,006,635	5,379,324
	Game Group P.L.C.	1,507,827	3,353,243
	Games Workshop Group P.L.C.	104,823	818,711
*	Gaskell P.L.C.	36,000	1,762
	GCAP Media P.L.C.	564,659	2,251,313
*	Global Natural Energy P.L.C.	11,004	20,785
	Greene King P.L.C.	411,407	9,143,546
	Halfords Group P.L.C.	760,782	5,468,508
	Haynes Publishing Group P.L.C.	14,703	91,549
	Headlam Group P.L.C.	301,329	3,623,336
*	Highbury House Communications P.L.C.	439,166	0
	HMV Group P.L.C.	1,379,794	3,854,996
	Holidaybreak P.L.C.	182,382	2,762,943
*	Homestyle Group P.L.C.	957,889	2,417,284
	Hornby P.L.C.	154,220	824,737
	Huntsworth P.L.C.	818,058	1,588,415
*	Instore P.L.C.	818,461	286,709
	Investinmedia P.L.C.	29,998	98,515
*	Jessops P.L.C.	160,000	470,738
	JJB Sports P.L.C.	835,083	3,834,424
	John David Group P.L.C.	114,500	699,281
	Johnston Press P.L.C.	32,000	245,182
	Lambert Howarth Group P.L.C.	43,203	45,402
*	Land of Leather Holdings P.L.C.	148,340	945,898
	Laura Ashley Holdings P.L.C.	2,887,571	1,341,980
	Lookers P.L.C.	676,382	2,305,543
	Luminar P.L.C.	273,181	3,885,072
	Mallett P.L.C.	46,337	225,508
	Manganese Bronze Holdings P.L.C.	62,777	835,250
	Marchpole Holdings P.L.C.	111,635	235,289
*	Mayflower Corp. P.L.C.	550,636	0
	Menzies (John) P.L.C.	219,888	2,175,633
	Mice Group P.L.C.	844,000	552,595
	Millennium and Copthorne Hotels P.L.C.	204,514	2,438,974
*	Monsoon P.L.C.	71,000	553,007
	Moss Bros Group P.L.C.	234,511	344,265
	Mothercare P.L.C.	267,875	2,036,801
*	MyTravel Group P.L.C.	1,643,447	7,209,570
*	Newcastle United P.L.C.	253,896	399,549
	Next Fifteen Communications P.L.C.	25,000	38,123
*	Nord Anglia Education P.L.C.	130,842	675,413
	Northamber P.L.C.	75,888	100,120
*	NXT P.L.C.	339,588	242,302
*	Owen (H.R.) P.L.C.	71,542	214,686
*	Pace Micro Technology P.L.C.	638,041	796,065
*	Partridge Fine Arts P.L.C.	26,127	21,230
#	Pendragon P.L.C.	2,261,855	4,416,474
	Photo-Me International P.L.C.	1,340,534	2,351,850
*	Pinewood Shep	160,000	758,366
*	Pittards P.L.C.	60,985	8,060
	Portmeirion Group P.L.C.	22,856	115,414
*	Pressac P.L.C.	78,129	1,147
*	QXL Ricardo P.L.C.	61,280	758,306
	Redrow P.L.C.	580,644	8,104,478
*	Regent Inns P.L.C.	459,957	800,829

2

	Restaurant Group P.L.C.	753,607	4,554,085
*	Sanctuary Group P.L.C.	690,814	152,172
	SCS Upholstery P.L.C.	127,472	1,273,497
	Sinclair (William) Holdings P.L.C.	53,000	74,568
	Sirdar P.L.C.	69,754	45,393
	SMG P.L.C.	965,594	1,250,670
*	Smith News P.L.C.	635,227	1,688,928
*	Southampton Leisure Holdings P.L.C.	19,615	15,096
*	SPG Media Group P.L.C.	75,298	10,689
*	Sportech P.L.C.	1,096,974	179,617
	St. Ives P.L.C.	308,994	1,785,344
*	Stylo P.L.C.	64,096	81,713
	Taylor Nelson Sofres P.L.C.	1,605,792	6,305,446
	Ted Baker P.L.C.	161,948	1,862,757
*	TG21 P.L.C.	85,507	10,398
*	Tinopolis P.L.C.	175,752	135,927
	Topps Tiles P.L.C.	545,796	2,870,748
*	Torotrak P.L.C.	316,569	228,489
*	Tottenham Hotspur P.L.C.	150,000	234,832
	UTV P.L.C.	217,432	1,557,766
	Victoria P.L.C.	12,000	58,857
	Vitec Group P.L.C.	134,662	1,395,169
	Wagon P.L.C.	227,775	701,303
*	Wembley P.L.C.	68,694	2,690
*	Westcity P.L.C.	96,111	83,818
	Wetherspoon (J.D.) P.L.C.	552,111	7,506,094
*	WH Smith P.L.C.	635,227	4,664,111
	Wilmington Group P.L.C.	310,304	1,428,899
	Wilson Bowden P.L.C.	7,000	302,794
	Woolworths Group P.L.C.	4,978,613	3,339,870
Total Consumer Discretionary			215,545,595

Consumer Staples — (4.4%)
	Anglo-Eastern Plantations P.L.C.	111,453	680,808
	Arla Foods UK P.L.C.	1,960,198	2,444,591
	Barr (A.G.) P.L.C.	54,644	1,241,039
	Cranswick P.L.C.	159,211	2,819,700
	Dairy Crest Group P.L.C.	469,620	6,231,410
	Devro P.L.C.	623,198	1,487,788
*	European Home Retail P.L.C.	109,256	44,923
	Greggs P.L.C.	38,326	3,216,225
	McBride P.L.C.	698,504	2,691,389
	Nichols P.L.C.	66,550	319,190
	Northern Foods P.L.C.	1,762,847	3,945,142
	Premier Foods P.L.C.	901,221	5,318,973
	PZ Cussons P.L.C.	945,738	3,047,432
*	R.E.A. Holdings P.L.C.	34,233	291,099
	RHM P.L.C.	119,271	881,463
	Robert Wiseman Dairies P.L.C.	283,369	3,133,415
*	Swallowfield P.L.C.	15,000	19,708
	Thorntons P.L.C.	226,306	620,863
	Uniq P.L.C.	452,137	2,009,926
	Wolverhampton & Dudley Breweries P.L.C.	284,926	10,071,248
	Young & Co’s Brewery P.L.C.	10,000	518,173
	Young & Co’s Brewery P.L.C. Class A	5,234	343,772

3

Total Consumer Staples			51,378,277

Energy — (6.9%)
	Abbot Group P.L.C.	896,741	5,566,708
	Anglo Pacific Group P.L.C.	333,865	956,748
	Burren Energy P.L.C.	421,226	7,269,792
*	Dana Petroleum P.L.C.	320,462	7,842,408
*	Emerald Energy P.L.C.	220,639	875,401
	Expro International Group P.L.C.	393,461	6,787,924
	Fisher (James) & Sons P.L.C.	192,145	2,270,137
*	Fortune Oil P.L.C.	5,933,254	658,850
	Hunting P.L.C.	441,804	5,179,415
	JKX Oil and Gas P.L.C.	501,885	2,889,700
*	KBC Advanced Technologies P.L.C.	163,011	108,244
	Lupus Capital P.L.C.	429,989	128,162
	Melrose Resources P.L.C.	374,206	2,923,604
*	Premier Oil P.L.C.	302,132	7,317,754
* #	Soco International P.L.C.	286,453	7,734,354
	Sondex P.L.C.	252,247	1,609,329
*	U.K. Coal P.L.C.	534,581	4,358,885
*	Venture Production P.L.C.	434,519	7,488,948
	Wood Group (John) P.L.C.	1,504,358	7,690,104
Total Energy			79,656,467

Financials — (19.9%)
	Aberdeen Asset Management P.L.C.	2,223,016	8,248,808
	Arbuthnot Banking Group P.L.C.	67,329	719,378
	Atrium Underwriting P.L.C.	180,581	911,962
*	Bradstock Group P.L.C.	5,200	4,480
	Brewin Dolphin Holdings P.L.C.	874,105	3,178,208
	Brit Insurance Holdings P.L.C.	1,252,614	7,723,155
	Brixton P.L.C.	952,536	10,709,078
	Capital & Regional P.L.C.	275,300	8,287,597
	Chesnara P.L.C.	92,900	318,350
*	CLS Holdings P.L.C.	268,490	3,872,526
*	Collins Stewart P.L.C.	407,502	2,026,619
	Countrywide P.L.C.	628,110	6,629,470
	Daejan Holdings P.L.C.	43,621	4,956,953
	Derwent Valley Holdings P.L.C.	224,683	9,198,266
	Development Securities P.L.C.	177,708	2,415,932
	Domestic & General Group P.L.C.	150,694	3,682,965
	DTZ Holdings P.L.C.	202,773	3,307,796
	Erinaceous Group P.L.C.	465,172	3,149,596
	Evolution Group P.L.C.	1,152,902	2,898,729
	F&C Asset Management P.L.C.	1,670,683	6,875,957
*	Freeport P.L.C.	152,318	1,165,605
	Grainger Trust P.L.C.	436,048	5,922,089
	Great Portland Estates P.L.C.	722,131	9,782,175
	Guiness Peat Group P.L.C.	1,424,556	2,345,527
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	698,051
*	Hawtin P.L.C.	196,500	60,560
	Helical Bar P.L.C.	319,073	2,959,716
*	Henderson Group P.L.C.	3,396,725	9,132,872
	Highway Insurance Holdings P.L.C.	844,999	1,289,306

4

	Hiscox, Ltd.	1,606,168	8,799,207
	Hitachi Capital UK P.L.C.	158,219	791,960
	IG Group Holdings P.L.C.	856,702	4,871,131
	Intermediate Capital Group P.L.C.	181,009	5,989,645
	Jardine Lloyd Thompson Group P.L.C.	678,286	5,570,468
	JS Real Estate P.L.C.	17,524	254,011
	Kensington Group P.L.C.	248,504	3,827,281
	Kiln P.L.C.	1,107,206	2,670,163
	London Merchant Securities P.L.C.	1,425,531	8,523,731
	London Scottish Bank P.L.C.	491,096	1,096,349
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,794,455
	McKay Securities P.L.C.	97,232	868,208
*	Minerva P.L.C.	574,142	4,531,228
	Mucklow (A & J) Group P.L.C.	221,136	2,213,677
*	Panmure Gorden & Co. P.L.C.	15,272	49,556
	Paragon Group of Companies P.L.C.	153,200	2,001,257
	Park Group P.L.C.	291,600	104,073
	Primary Health Properties P.L.C.	61,769	646,385
*	Probus Estates P.L.C.	83,333	163
	Quintain Estates & Development P.L.C.	161,208	2,689,415
	Rathbone Brothers P.L.C.	91,700	2,144,300
	Rensburg Sheppards P.L.C.	152,060	2,504,519
	Resolution P.L.C.	50,462	632,701
	Rugby Estates P.L.C.	15,328	159,074
	Rutland Trust P.L.C.	85,288	100,802
	S & U P.L.C.	21,140	217,077
*	Safeland P.L.C.	25,000	44,231
	Savills P.L.C.	443,892	5,897,808
	Shaftesbury P.L.C.	572,839	8,771,744
	Shore Capital Group P.L.C.	554,863	830,576
	St. Modwen Properties P.L.C.	417,287	4,759,805
	Stanley (Charles) Group P.L.C.	117,317	783,417
	Town Centre Securities P.L.C.	206,327	2,510,738
*	Tullett Prebon P.L.C.	247,502	3,144,922
	Unite Group P.L.C.	457,428	4,887,231
	Warner Estate Holdings P.L.C.	172,730	2,919,299
	Wellington Underwriting P.L.C.	1,424,300	3,470,850
	Windsor P.L.C.	236,932	221,707
	Workspace Group P.L.C.	663,597	6,437,743
Total Financials			230,202,633

Health Care — (2.8%)
*	Acambis P.L.C.	372,178	752,743
*	Alizyme P.L.C.	660,805	1,120,693
*	Antisoma P.L.C.	1,491,544	1,132,118
*	Asterand P.L.C.	160,000	19,188
*	Axis-Shield P.L.C.	215,716	1,149,247
	Bespak P.L.C.	108,551	1,335,406
*	Biocompatibles International P.L.C.	150,111	339,383
*	Bioquell P.L.C.	90,893	221,690
*	BTG P.L.C.	489,797	1,417,275
	Care U.K. P.L.C.	199,641	2,541,049
*	Clinical Computing P.L.C.	46,666	6,396
	Corin Group P.L.C.	151,637	866,493
	Dechra Pharmaceuticals P.L.C.	204,340	1,052,456

5

	Ferraris Group P.L.C.	171,391	85,541
*	Genetix Group P.L.C.	151,246	166,459
*	Global Health Partners P.L.C.	932	2,418
	Goldshield Group P.L.C.	123,034	635,213
*	Gyrus Group P.L.C.	474,971	3,483,531
	Huntleigh Technology P.L.C.	149,461	1,398,644
*	Innovata P.L.C.	1,718,271	876,731
*	iSOFT Group P.L.C.	737,364	813,161
	Isotron P.L.C.	79,175	1,239,531
*	MDY Healthcare P.L.C.	586,814	28,724
*	Medical Solutions P.L.C.	140,731	19,211
	Nestor Healthcare Group P.L.C.	345,217	1,147,776
*	Osmetech P.L.C.	66,935	33,091
*	Oxford Biomedica P.L.C.	1,764,734	1,438,206
*	Phytopharm P.L.C.	111,349	102,123
*	Pinnacle Staffing Group P.L.C.	303,219	53,433
*	Protherics P.L.C.	996,238	1,458,442
*	Provalis P.L.C.	796,584	4,679
	Ransom (William) & Son P.L.C.	30,000	32,766
*	SkyePharma P.L.C.	1,738,458	934,059
	SSL International P.L.C.	745,739	5,392,048
	Theratase P.L.C.	138,068	135,188
*	Vernalis P.L.C.	1,131,506	1,386,327
Total Health Care			32,821,439

Industrials — (31.4%)
*	AEA Technology P.L.C.	539,970	1,032,589
	Aggreko P.L.C.	997,269	8,495,209
	Air Partner P.L.C.	35,296	553,394
*	Airflow Streamlines P.L.C.	20,500	23,481
	Alumasc Group P.L.C.	131,547	528,985
	Amec P.L.C.	683,554	5,617,915
	Arriva P.L.C.	577,614	8,606,774
	Ashtead Group P.L.C.	1,337,718	4,135,934
	Atkins (WS) P.L.C.	351,983	5,620,608
*	Autologic Holdings P.L.C.	96,590	192,523
*	Avis Europe P.L.C.	3,154,308	5,032,226
	Babcock International Group P.L.C.	784,072	6,144,401
*	Bailey (C.H.) P.L.C.	20,950	34,101
*	BB Holdings, Ltd.	8,709	25,322
*	BBA Aviation P.L.C.	46,600	248,103
	Black Arrow Group P.L.C.	56,500	80,757
	Bodycote International P.L.C.	1,195,464	5,331,936
	Braemar Seascope Group P.L.C.	73,913	576,032
	Brammer P.L.C.	166,307	854,267
	BSS Group P.L.C.	409,205	3,454,970
	Business Post Group P.L.C.	199,404	1,711,620
	Camellia P.L.C.	2,437	435,118
	Carillion P.L.C.	1,066,439	8,272,239
*	Carlisle Group, Ltd.	3,484	6,922
	Carr’s Milling Industries P.L.C.	31,055	363,286
	Carter & Carter Group P.L.C.	43,878	901,552
	Castings P.L.C.	163,887	849,880
	Charles Taylor Consulting P.L.C.	143,225	1,097,127
*	Charter P.L.C.	561,590	9,916,582

6

	Chemring Group P.L.C.	124,058	3,833,453
	Chloride Group P.L.C.	973,598	3,005,427
	Christie Group P.L.C.	53,263	269,727
	Clarke (T.) P.L.C.	148,717	585,714
	Clarkson P.L.C.	54,733	879,384
	Communisis P.L.C.	577,296	951,569
	Cookson Group P.L.C.	694,799	8,517,947
*	Corporate Services Group P.L.C.	3,685,688	561,948
*	Costain Group P.L.C.	1,306,155	1,304,004
*	Danka Business Systems P.L.C.	1,029,605	350,778
	Dart Group P.L.C.	296,000	717,774
	Datamonitor P.L.C.	261,086	2,725,867
	Davis Service Group P.L.C.	645,338	6,358,045
	De La Rue P.L.C.	650,686	8,188,084
	Dewhurst P.L.C. Class A Non-Voting	15,500	55,096
	Dewhurst P.L.C. ORD	9,000	34,186
	Domino Printing Sciences P.L.C.	421,643	2,667,526
*	easyJet P.L.C.	831,000	9,949,066
	Eleco P.L.C.	104,685	184,053
	Enodis P.L.C.	1,616,238	6,289,775
	Enterprise P.L.C.	270,194	2,876,599
	Fenner P.L.C.	596,817	2,523,583
	FKI P.L.C.	2,068,038	4,163,819
	Forth Ports P.L.C.	171,300	7,216,767
*	Fortress Holdings P.L.C.	120,728	6,501
	Galliford Try P.L.C.	1,054,108	3,379,976
	Gibbs & Dandy P.L.C.	37,672	291,199
	Gleeson (M.J.) Group P.L.C.	189,545	1,426,698
	Glotel P.L.C.	119,419	147,676
	Go-Ahead Group P.L.C.	167,245	7,761,228
*	Hampson Industries P.L.C.	320,091	940,520
*	Harvey Nash Group P.L.C.	226,666	323,428
	Havelock Europa P.L.C.	123,687	383,539
	Heath (Samuel) & Sons P.L.C.	7,500	71,222
	Helphire Group P.L.C.	543,376	4,136,303
*	Heywood Williams Group P.L.C.	297,460	632,395
	Homeserve P.L.C.	238,474	8,809,790
	Hyder Consulting P.L.C.	159,637	1,481,178
	Interserve P.L.C.	422,266	3,310,261
	Intertek Group P.L.C.	512,085	8,338,052
*	Invensys P.L.C.	1,762,962	9,456,884
	Ite Group P.L.C.	966,080	3,288,111
	James Halstead P.L.C.	104,416	1,056,018
	Johnson Service Group P.L.C.	206,862	1,430,287
	Keller Group P.L.C.	239,418	4,212,142
	Kier Group P.L.C.	128,597	5,451,226
	Latchways P.L.C.	40,210	911,618
	Lavendon Group P.L.C.	140,454	998,902
	Lincat Group P.L.C.	19,000	230,176
	Litho Supplies P.L.C.	20,000	23,620
*	Lorien P.L.C.	60,000	49,809
	Low & Bonar P.L.C.	707,849	1,792,671
	Management Consulting Group P.L.C.	1,055,808	858,366
	McAlpine (Alfred) P.L.C.	388,286	4,395,629
	Metalrax Group P.L.C.	508,719	639,500

7

	Michael Page International P.L.C.	1,224,495	10,814,779
	Mitie Group P.L.C.	1,199,903	5,833,730
*	Molins P.L.C.	68,000	182,523
	Morgan Crucible Company P.L.C.	1,125,473	5,609,458
	Morgan Sindall P.L.C.	146,726	3,811,513
	Mouchel Parkman P.L.C.	396,112	3,443,306
	MS International P.L.C.	71,500	202,059
	New Avesco P.L.C.	29,998	71,326
	Northern Recruitment Group P.L.C.	36,500	90,599
	Northgate P.L.C.	252,005	5,937,286
	Ocean Wilsons Holdings, Ltd.	84,250	903,870
*	OneSource Services, Inc.	544	6,793
	OPD Group P.L.C.	95,878	919,925
	Parkwood Holdings P.L.C.	72,980	157,167
*	Penna Consulting P.L.C.	91,728	122,129
*	Planestation Group P.L.C.	76,551	0
	Quantica P.L.C.	245,300	146,422
*	Regus Group P.L.C.	3,628,946	8,824,039
	Reliance Security Group P.L.C.	49,710	669,137
*	Renold P.L.C.	270,995	594,046
	Ricardo P.L.C.	220,336	1,421,150
	Robert Walters P.L.C.	291,175	1,862,004
	ROK P.L.C.	108,636	1,921,710
	RPS Group P.L.C.	730,729	3,856,633
	Salvesen (Christian) P.L.C.	950,714	1,240,717
	Senior P.L.C.	1,436,031	1,803,020
	Serco Group P.L.C.	134,385	1,002,470
	Severfield-Rowan P.L.C.	84,679	2,283,367
	Shanks Group P.L.C.	884,042	3,947,426
	SIG P.L.C.	445,720	8,969,933
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	352,437
	Speedy Hire P.L.C.	173,508	4,093,223
	Spirax-Sarco Engineering P.L.C.	260,136	5,083,082
	Spring Group P.L.C.	596,238	799,159
	Stagecoach Group P.L.C.	1,865,823	5,576,619
*	Stanelco P.L.C.	2,148,370	46,678
	Tarsus Group P.L.C.	114,218	552,874
	TDG P.L.C.	305,448	1,594,365
	Teesland P.L.C.	482,546	1,515,014
	Tex Holdings P.L.C.	14,000	28,683
*	The 600 Group P.L.C.	218,038	225,691
	Thorpe (F.W.) P.L.C.	24,000	261,426
*	Tinsley (Eliza) Group P.L.C.	19,844	3,497
*	Trafficmaster P.L.C.	517,604	708,883
*	Tribal Group P.L.C.	125,000	308,145
	Trifast P.L.C.	330,473	560,077
	Ultra Electronics Holdings P.L.C.	256,052	5,430,481
	Umeco P.L.C.	177,143	1,649,174
*	Universal Salvage P.L.C.	104,608	337,642
* #	Volex Group P.L.C.	241,088	648,609
	Vp P.L.C.	166,643	1,040,982
	VT Group P.L.C.	662,229	6,149,602
	Waterman Group P.L.C.	74,473	249,572
	Watermark Group P.L.C.	189,106	115,413
	Weir Group P.L.C.	772,550	8,063,684

8

	Whatman P.L.C.	490,239	2,544,199
	White Young Green P.L.C.	154,390	1,373,172
*	Wilshaw P.L.C.	198,409	15,054
	Wincanton P.L.C.	422,052	2,794,861
	WSP Group P.L.C.	254,125	2,845,148
	XP Power P.L.C.	73,546	586,256
Total Industrials			362,791,208

Information Technology — (10.2%)
	Abacus Group P.L.C.	271,924	1,001,844
	Acal P.L.C.	98,344	793,938
	Alphameric P.L.C.	486,081	453,749
*	Alterian P.L.C.	151,434	336,433
	Amstrad P.L.C.	311,793	955,883
	Anite Group P.L.C.	1,273,342	2,026,326
*	ARC International P.L.C.	546,440	352,398
*	Autonomy Corp. P.L.C.	602,901	5,993,771
	Aveva Group P.L.C.	243,405	3,876,485
	Axon Group P.L.C.	207,398	2,474,514
*	Bede P.L.C.	135,978	27,031
	CML Microsystems P.L.C.	28,361	74,341
	Compel Group P.L.C.	119,994	278,092
	Computacenter P.L.C.	377,178	1,979,369
*	CSR P.L.C.	107,309	1,358,180
	Detica Group P.L.C.	417,189	2,993,213
	Dialight P.L.C.	111,362	548,203
	Dicom Group P.L.C.	325,477	1,479,607
*	Dimension Data Holdings P.L.C.	939,000	785,956
	Diploma P.L.C.	83,772	1,435,674
	DRS Data & Research Services P.L.C.	26,825	19,517
	E2V Technologies P.L.C.	25,000	190,529
	Electrocomponents P.L.C.	1,319,110	7,548,042
	Electronic Data Processing P.L.C.	55,200	69,831
*	Eurodis Electron P.L.C.	2,118,657	43,557
	Filtronic P.L.C.	226,882	816,689
*	Financial Objects P.L.C.	17,000	18,214
	GB Group P.L.C.	415,333	372,286
* #	Gresham Computing P.L.C.	180,019	519,675
	Halma P.L.C.	1,554,692	7,009,280
	ICM Computer Group P.L.C.	64,101	362,411
*	Imagination Technologies Group P.L.C.	664,715	1,448,498
	Independent Media Distribution P.L.C.	21,621	14,684
*	Innovation Group P.L.C.	2,187,297	1,335,111
*	Intec Telecom Systems P.L.C.	983,242	884,461
	Intelek P.L.C.	99,880	24,731
*	Kewill Systems P.L.C.	309,597	478,677
	Laird Group P.L.C.	685,436	5,522,109
	Macro 4 P.L.C.	68,736	284,466
	Microgen P.L.C.	307,694	328,541
	Misys P.L.C.	1,682,514	7,101,907
	Morse P.L.C.	450,565	950,828
	MTL Instruments Group P.L.C.	71,580	619,332
*	nCipher P.L.C.	99,572	493,927
	Netstore P.L.C.	143,737	84,468
	Northgate Information Solutions P.L.C.	1,916,702	3,221,329

9

*	NSB Retail Systems P.L.C.	1,119,725	752,117
	Oxford Instruments P.L.C.	136,455	675,810
*	Parity Group P.L.C.	7,621	11,670
*	Plasmon P.L.C.	259,985	132,306
	Premier Farnell P.L.C.	1,368,932	5,277,006
	Psion P.L.C.	462,761	1,027,197
*	Raymarine P.L.C.	254,160	2,342,708
	Renishaw P.L.C.	222,795	3,251,275
	Revenue Assurance Services P.L.C.	30,304	72,917
	RM P.L.C.	359,199	1,363,351
	Rotork P.L.C.	306,541	5,007,797
	Royalblue Group P.L.C.	125,646	2,546,582
*	SCi Entertainment Group P.L.C.	119,907	1,159,855
*	Scipher P.L.C.	34,563	761
*	SDL P.L.C.	229,834	1,058,304
*	Servicepower Technologies P.L.C.	235,191	75,928
	Spectris P.L.C.	508,179	7,778,309
* #	Spirent Communictions P.L.C.	2,769,967	3,062,296
*	Superscape Group P.L.C.	302,847	75,288
*	Surfcontrol P.L.C.	104,638	1,066,548
*	Tadpole Technology P.L.C.	427,207	8,365
	Telent P.L.C.	242,183	2,242,626
*	Telspec P.L.C.	25,000	3,729
	Trace Group P.L.C.	33,552	65,366
	TT electronics P.L.C.	531,652	2,704,260
	Vega Group P.L.C.	69,342	287,815
	Vislink P.L.C.	525,520	1,041,728
*	Wolfson Microelectronics P.L.C.	429,349	2,336,574
*	Workplace Systems International P.L.C.	238,739	32,200
	XAAR P.L.C.	220,887	1,034,939
	XANSA P.L.C.	1,086,619	1,840,514
	Zetex P.L.C.	276,462	352,352
Total Information Technology			117,676,600

Materials — (3.4%)
*	Amberley Group P.L.C.	200,000	38,181
*	API Group P.L.C.	103,483	165,745
	Baggeridge Brick P.L.C.	136,350	510,731
	British Polythene Industries P.L.C.	97,215	854,709
	Carclo P.L.C.	180,595	341,952
	Chamberlin & Hill P.L.C.	18,000	66,416
	Chapelthorpe P.L.C.	656,803	68,954
*	Coral Products P.L.C.	50,000	16,347
	Croda International P.L.C.	495,398	5,648,489
	Cropper (James) P.L.C.	22,000	72,100
	Delta P.L.C.	474,097	1,477,764
	DS Smith P.L.C.	1,410,480	5,400,503
	Dyson Group P.L.C.	116,928	497,419
	Elementis P.L.C.	1,680,525	2,732,502
	Ennstone P.L.C.	1,455,712	1,331,823
	Filtrona P.L.C.	724,553	3,697,391
	Hill & Smith Holdings P.L.C.	228,223	1,207,964
*	Inveresk P.L.C.	150,000	52,455
	Macfarlane Group P.L.C.	378,287	225,043
	Marshalls P.L.C.	662,347	4,595,233

10

*	OpSec Security Group P.L.C.	117,822	187,268
	Porvair P.L.C.	139,099	335,454
	RPC Group P.L.C.	335,324	1,659,401
*	Scapa Group P.L.C.	456,918	217,080
*	Scarborough Minerals P.L.C.	14,622	11,827
	Treatt P.L.C.	14,957	94,955
	UCM Group P.L.C.	41,980	52,504
	Victrex P.L.C.	307,403	4,828,553
	Yule Catto & Co. P.L.C.	521,859	2,362,935
	Zotefoams P.L.C.	96,852	192,071
Total Materials			38,943,769

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	0
*	Industrial & Commercial Holdings P.L.C.	5,000	147
*	Pisces Property Services P.L.C.	62,500	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	16,214
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	388
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,856
Total Other			19,605

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,246,603
	Kingston Communications P.L.C.	1,328,979	1,866,969
*	Redstone P.L.C.	1,259,104	188,193
	Telecom Plus P.L.C.	222,635	836,073
*	Thus Group P.L.C.	549,382	1,894,935
*	Vanco P.L.C.	232,704	1,981,764
Total Telecommunication Services			9,014,537

Utilities — (0.1%)
	Dee Valley Group P.L.C.	4,214	96,491
	Hydro International P.L.C.	27,669	86,684
	Northumbrian Water Group P.L.C.	209,002	1,246,744
Total Utilities			1,429,919

TOTAL COMMON STOCKS			1,139,480,049

RIGHTS/WARRANTS — (0.0%)
*	Entertainment P.L.C. Rights	847,102	20,733
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	0
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultraframe Litigation Notes	319,285	0

11

TOTAL RIGHTS/WARRANTS	20,733

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $9,109,000 FNMA 5.50%, 05/01/36, valued at $8,548,460) to be repurchased at $8,426,857	$8,422	8,422,000
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (0.7%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,008,041 FHLMC 5.000%, 04/15/34, valued at $1,005,065) to be repurchased at $985,794	985	985,212
@ Repurchase Agreement, Merrill Lynch 5.33%, 01/02/07 (Collateralized by $11,120,000 FNMA 5.000%, 01/01/19, valued at $6,436,132) to be repurchased at $6,313,076	6,309	6,309,339

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		7,294,551

TOTAL INVESTMENTS - (100.0%) (Cost $710,016,219)		$1,155,217,333

See accompanying Notes to Financial Statements.

12

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (76.1%)
Consumer Discretionary — (16.8%)
#	ABILIT Corp.	99,800	$507,056
	Aeon Fantasy Co., Ltd.	48,360	1,616,369
	Ahresty Corp.	69,800	2,131,328
	Aichi Machine Industry Co., Ltd.	276,000	681,737
	Aigan Co., Ltd.	63,200	478,029
	Aisan Industry Co., Ltd.	176,700	2,027,562
#	Akebono Brake Industry Co., Ltd.	353,000	3,413,079
#	Akindo Sushiro Co., Ltd.	16,000	407,434
#	Alpha Corp.	28,700	577,041
	Alpine Electronics, Inc.	222,400	3,321,347
*	Amiyaki Tei Co., Ltd.	56	134,173
	Amuse, Inc.	20,000	289,627
# *	Anrakutei Co., Ltd.	50,000	329,050
	AOI Advertising Promotion, Inc.	34,000	224,672
	AOKI Holdings, Inc.	151,600	2,694,227
	Araya Industrial Co., Ltd.	180,000	432,845
	Arealink Co., Ltd.	2,000	1,149,445
# *	Asahi Tec Corp.	182,000	483,820
	Ashimori Industry Co., Ltd.	182,000	375,212
	Asics Trading Co., Ltd.	20,000	232,491
	Asti Corp.	20,000	285,979
*	Atom Corp.	44,300	184,837
	Atsugi Co., Ltd.	646,000	916,382
#	Aucnet, Inc.	31,600	455,094
#	Avex Group Holdings, Inc.	144,500	2,315,182
*	Banners Co., Ltd.	64,000	168,749
#	Belluna Co., Ltd.	177,060	2,630,808
	Best Denki Co., Ltd.	259,000	1,618,049
#	Bookoff Corp.	59,000	1,107,796
	Cabin Co., Ltd.	129,142	498,092
# *	CARCHS Co., Ltd.	675,200	698,839
	Catena Corp.	92,000	228,805
# *	Cecile Co., Ltd.	102,600	287,565
	Chiyoda Co., Ltd.	132,500	2,681,134
#	Chofu Seisakusho Co., Ltd.	112,000	2,260,443
*	Chori Co., Ltd.	549,000	893,885
	Chuo Corp.	50,000	123,825
	Chuo Spring Co., Ltd., Nagoya	202,000	952,150
#	Cleanup Corp.	143,000	1,153,901
#	Colowide Co., Ltd.	188,950	947,735
# *	Columbia Music Entertainment, Inc.	477,000	403,885
	Corona Corp.	91,300	1,712,454
	Cross Plus, Inc.	22,000	506,166

1

#	Cybozu, Inc.	1,538	843,593
	D&M Holdings, Inc.	274,000	1,035,781
	Daido Kogyo Co., Ltd.	145,000	397,664
#	Daido Metal Co., Ltd.	134,000	954,464
#	Daidoh, Ltd.	116,000	1,273,684
	Daikoku Denki Co., Ltd.	46,100	982,574
	Daimaruenawin Co., Ltd	400	2,455
	Dainichi Co., Ltd.	59,200	539,428
	Daisyo Corp.	67,200	868,990
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	103,712
# *	Daiwa Seiko, Inc.	405,000	802,792
#	Daiwabo Co., Ltd.	441,000	1,403,042
#	Descente, Ltd.	238,000	1,194,301
# *	Dia Kensetsu Co., Ltd.	284,800	327,288
#	Doshisha Co., Ltd.	61,100	1,162,435
#	Doutor Coffee Co., Ltd.	84,000	1,375,910
#	Dynic Corp.	127,000	334,030
	Eagle Industry Co., Ltd.	158,000	1,445,967
# *	Econach Co., Ltd.	177,000	231,524
#	Edosawa Co., Ltd.	12,000	33,205
	Eikoh, Inc.	41,800	186,068
	Exedy Corp.	90,000	2,783,589
*	F&A Aqua Holdings, Inc.	62,238	563,702
	Fine Sinter Co., Ltd.	49,000	203,172
	Foster Electric Co., Ltd.	74,000	839,210
#	France Bed Holdings Co., Ltd.	749,000	1,527,726
#	Fuji Co., Ltd.	109,900	1,757,976
	Fuji Corp, Ltd.	109,000	657,298
#	Fuji Kiko Co., Ltd.	151,000	359,215
#	Fuji Kyuko Co., Ltd.	344,000	1,731,687
# *	Fujibo Holdings, Inc.	332,000	757,544
	Fujikura Rubber, Ltd.	68,000	480,191
#	Fujita Kanko, Inc.	380,000	2,951,336
	Fujitsu Business Systems, Ltd.	84,100	1,264,424
# *	Fujitsu General, Ltd.	324,000	711,057
# *	Furukawa Battery Co., Ltd.	73,000	129,686
	Fuso Lexel, Inc.	59,700	525,685
	G-7 Holdings, Inc.	29,200	176,093
#	Gakken Co., Ltd.	329,000	772,261
#	Genki Sushi Co., Ltd.	19,200	207,664
#	Gigas K’s Denki Corp.	137,572	4,027,006
	Global-Dining, Inc.	13,300	87,583
# *	Goldwin, Inc.	175,000	356,202
#	Gourmet Kineya Co., Ltd.	68,000	529,678
# *	GSI Creos Corp.	194,000	283,705
#	Gulliver International Co., Ltd.	33,900	2,838,952
	Happinet Corp.	37,000	588,022
	Haruyama Trading Co., Ltd.	49,900	486,112
	Himaraya Co., Ltd.	28,800	325,441
	HIS Co., Ltd.	107,700	2,632,468
#	Hitachi Powdered Metal Co., Ltd.	97,000	492,127
	Horipro, Inc.	43,800	470,016
*	Ichida and Co., Ltd.	60,400	60,172
	Ichikawa Co., Ltd.	63,000	266,692
#	Ichikoh Industries, Ltd.	277,000	756,326

2

	Imasen Electric Industrial Co., Ltd.	44,900	491,125
	Impact 21 Co., Ltd.	61,600	1,033,886
#	Impress Holdings, Inc.	1,037	282,058
	Inaba Seisakusho Co., Ltd.	55,500	846,480
	Ishizuka Glass Co., Ltd.	81,000	198,125
*	Izuhakone Railway Co., Ltd.	300	13,613
# *	Izutsuya Co., Ltd.	350,000	381,534
# *	Janome Sewing Machine Co., Ltd.	607,000	911,305
#	Japan Vilene Co., Ltd.	203,000	1,245,642
	Jeans Mate Corp.	38,208	340,997
*	Jidosha Buhin Kogyo Co., Ltd.	52,000	227,435
# *	Joban Kosan Co., Ltd.	193,000	261,166
#	Joshin Denki Co., Ltd.	184,000	1,101,301
	Juki Corp.	419,000	2,525,104
	Juntendo Co., Ltd.	35,000	55,164
#	Jyomo Co., Ltd.	163,000	339,083
#	Kabuki-Za Co., Ltd.	32,000	1,331,622
	Kadokawa Holdings, Inc.	84,100	2,937,092
	Kanto Auto Works, Ltd.	222,400	2,872,979
	Kasai Kogyo Co., Ltd.	119,000	482,384
	Kato Sangyo Co., Ltd.	120,700	1,487,857
*	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	578,001
# *	Kawashima Textile Manufacturers, Ltd.	289,000	442,784
#	Kayaba Industry Co., Ltd.	709,000	3,739,776
	Keiiyu Co., Ltd.	68,200	466,915
#	Keiyo Co., Ltd.	180,800	1,090,935
	Kentucky Fried Chicken Japan, Ltd.	68,000	1,223,532
#	Kenwood Corp.	1,189,000	2,119,333
#	Kinki Nippon Tourist Co., Ltd.	283,000	898,212
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	322,610
#	Kisoji Co., Ltd.	79,800	1,456,757
	Koekisha Co., Ltd.	13,600	228,416
#	Kohnan Shoji Co., Ltd.	86,900	819,535
#	Kojima Co., Ltd.	121,300	1,004,466
	Komatsu Seiren Co., Ltd.	135,000	680,012
#	Konaka Co., Ltd.	76,860	1,095,977
*	Kosugi Sangyo Co., Ltd.	416,000	237,475
	Kurabo Industries, Ltd.	793,000	2,050,386
	Kuroganeya Co., Ltd.	14,000	58,298
#	Kyoritsu Maintenance Co., Ltd.	46,660	1,086,352
#	Kyoto Kimono Yuzen Co., Ltd.	572	677,628
	Kyowa Leather Cloth Co., Ltd.	75,400	417,244
# *	Laox Co., Ltd.	206,000	455,678
*	Look, Inc.	102,000	252,452
	Maezawa Kyuso Industries Co., Ltd.	49,200	806,572
*	Magara Construction Co., Ltd.	108,000	186,683
# *	Mamiya-Op Co., Ltd.	103,000	114,711
#	Marche Corp.	23,000	203,206
#	Mars Engineering Corp.	70,800	1,377,083
	Marubeni Telecom Co., Ltd.	207	178,976
	Maruei Department Store Co., Ltd.	124,000	218,395
	Maruzen Co., Ltd. (5982)	46,000	262,865
*	Maruzen Co., Ltd. (8236)	329,000	555,541
#	Matsuya Co., Ltd.	170,000	2,582,618
#	Matsuya Foods Co., Ltd.	59,700	799,621

3

# *	Matsuzakaya Holdings Co., Ltd.	529,077	3,752,288
	Meiwa Industry Co., Ltd.	38,000	118,465
*	Mikuni Corp.	34,000	138,458
# *	Misawa Homes Holdings, Inc.	103,100	2,542,354
#	Misawa Resort Co., Ltd.	172,000	648,997
#	Mitsuba Corp.	144,690	1,138,092
	Mitsui Home Co., Ltd.	212,000	1,463,621
	Miyuki Keori Co., Ltd.	86,000	291,587
#	Mizuno Corp.	418,000	2,641,498
#	MOS Food Services, Inc.	99,000	1,330,897
#	MR Max Corp.	118,800	641,002
	Mutow Co., Ltd.	79,400	335,766
# *	Naigai Co., Ltd.	236,000	239,621
#	Nexyz Corp.	3,700	282,845
	Nice Corp.	362,000	1,311,870
#	Nichimo Corp.	592,000	455,727
#	Nidec Copal Corp.	189,200	2,223,403
#	Nidec Tosok Corp.	54,600	598,608
#	Nihon Eslead Corp.	49,148	1,491,669
	Nihon Tokushu Toryo Co., Ltd.	56,000	332,688
	Nikko Travel Co., Ltd.	12,200	70,750
	Nippon Felt Co., Ltd.	69,000	485,901
#	Nippon Piston Ring Co., Ltd.	262,000	615,751
	Nippon Restaurant System, Inc.	47,200	1,560,157
	Nippon Seiki Co., Ltd.	170,000	3,978,111
	Nishimatsuya Chain Co., Ltd.	179,400	3,377,493
	Nissan Shatai Co., Ltd.	494,000	2,515,857
#	Nissen Co., Ltd.	164,200	1,035,362
	Nittan Valve Co., Ltd.	80,000	802,950
#	Nitto Seimo Co., Ltd.	50,000	80,009
	Noritake Co., Ltd.	500,000	2,515,573
	Noritsu Koki Co., Ltd.	112,000	2,067,959
*	Omikenshi Co., Ltd.	176,000	224,379
*	Orient Watch Co., Ltd.	12,000	4,134
#	Pacific Industrial Co., Ltd.	172,000	1,099,318
#	PanaHome Corp.	434,000	3,033,996
	Parco Co., Ltd.	263,000	3,002,897
#	Paris Miki, Inc.	178,000	3,221,977
#	Pentax Corp.	396,000	2,490,380
	Piolax, Inc.	41,100	828,196
	Press Kogyo Co., Ltd.	365,000	1,805,224
*	Renown, Inc.	149,800	1,490,724
#	Resorttrust, Inc.	136,640	3,599,507
#	Rhythm Watch Co., Ltd.	422,000	612,729
#	Right On Co., Ltd.	93,725	3,628,716
	Riken Corp.	337,000	2,168,075
#	Ringer Hut Co., Ltd.	69,500	880,267
	Roland Corp.	81,700	1,837,659
#	Royal Co., Ltd.	133,000	1,748,949
#	Sagami Chain Co., Ltd.	73,000	707,133
	Sagami Co., Ltd.	80,000	231,557
	Sagami Rubber Industries Co., Ltd.	15,000	49,203
#	Saint Marc Holdings Co., Ltd.	35,300	2,507,523
#	Saizeriya Co., Ltd.	162,700	2,081,261
#	Sakai Ovex Co., Ltd.	205,000	328,654

4

	Sanden Corp.	451,000	2,023,702
#	Sanei-International Co., Ltd.	55,700	1,631,471
	Sankyo Seiko Co., Ltd.	188,000	746,253
	Sanoh Industrial Co., Ltd.	110,000	720,375
#	Sanrio Co., Ltd.	268,400	4,031,627
*	Sansui Electric Co., Ltd.	2,019,000	425,043
*	Sanyo Housing Nagoya Co., Ltd.	61	89,750
#	Sanyo Shokai, Ltd.	433,000	3,137,036
	Seiko Corp.	364,407	2,279,586
#	Seiren Co., Ltd.	205,000	2,453,804
#	Senshukai Co., Ltd.	149,000	1,516,936
	Shaddy Co., Ltd.	62,700	730,151
#	Shikibo, Ltd.	372,000	567,262
	Shinyei Kaisha	96,000	191,396
#	Shiroki Co., Ltd.	276,000	818,215
	Shobunsha Publications, Inc.	53,500	619,815
#	Shochiku Co., Ltd.	382,000	2,920,552
#	Showa Corp.	163,300	2,654,101
*	Showa Rubber Co., Ltd.	41,300	34,425
*	Silver Ox, Inc.	50,000	66,408
# *	Silver Seiko, Ltd.	1,091,000	476,248
#	Simree Co., Ltd.	41,000	143,437
	SK Japan Co., Ltd.	17,550	89,513
	SNT Corp.	86,300	416,153
*	Sofmap Co., Ltd.	27,300	91,836
*	Soft99 Corp.	13,600	115,413
#	Sotoh Co., Ltd.	35,000	364,291
#	SPK Corp.	16,800	274,804
#	Suminoe Textile Co., Ltd.	236,000	672,382
	Suzutan Co., Ltd.	26,200	132,251
# *	SxL Corp.	444,000	394,792
	Tachikawa Corp.	50,800	320,418
	Tachi-S Co., Ltd.	111,040	925,723
#	Takamatsu Corp.	124,400	1,841,376
#	Taka-Q Co., Ltd.	73,500	310,577
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	783,478
	Tasaki Shinju Co., Ltd.	116,000	562,716
	Taya Co., Ltd.	5,000	41,851
*	TBK Co., Ltd.	80,000	328,107
*	TDF Corp.	27,000	99,120
#	Tecmo, Ltd.	74,600	572,991
#	Teikoku Piston Ring Co., Ltd.	106,000	989,841
#	Teikoku Sen-I Co., Ltd.	80,000	365,707
#	Ten Allied Co., Ltd.	50,000	195,123
	Tenma Corp.	100,000	1,804,347
#	The Japan General Estate Co., Ltd.	98,400	2,827,110
	The Japan Wool Textile Co., Ltd.	283,000	2,209,095
	Tigers Polymer Corp.	59,000	386,619
#	Toabo Corp.	173,000	177,283
	Toei Co., Ltd.	438,000	2,367,309
# *	Tohoku Misawa Homes Co., Ltd.	37,500	89,577
#	Tohoku Pioneer Corp.	62,100	865,051
# *	Tokai Kanko Co., Ltd.	861,000	224,360
	Tokai Senko KK, Nagoya	73,000	110,300
	Tokyo Dome Corp.	609,000	2,582,531

5

	Tokyo Soir Co., Ltd.	49,000	160,975
	Tokyo Style Co., Ltd.	326,000	3,521,744
#	Tokyotokeiba Co., Ltd.	910,000	2,400,906
#	Tokyu Recreation Corp.	77,000	434,967
#	Tomy Co., Ltd.	298,993	2,018,055
#	Tonichi Carlife Group, Inc.	108,000	279,054
	Topre Corp.	172,000	1,688,558
*	Tosco Co., Ltd.	81,000	292,046
	Totenko Co., Ltd.	57,000	141,327
#	Touei Housing Corp.	84,240	1,382,758
#	Toyo Radiator Co., Ltd.	221,000	1,068,898
	Toyo Tire & Rubber Co., Ltd.	667,000	3,231,748
	Tsukamoto Co., Ltd.	67,000	112,482
#	Tsutsumi Jewelry Co., Ltd.	63,100	1,786,099
#	Unitika, Ltd.	1,537,000	1,945,616
	U-Shin, Ltd.	97,000	606,938
	Verite Co., Ltd.	24,000	57,059
#	Watabe Wedding Corp.	29,500	459,949
#	Watami Food Service Co., Ltd.	131,300	1,612,015
*	Wondertable, Ltd.	97,000	116,744
	XNET Corp.	91	148,674
#	Yamatane Corp.	338,000	518,852
	Yamato International, Inc.	43,000	363,582
	Yellow Hat, Ltd., Tokyo	75,600	638,415
#	Yokohama Reito Co., Ltd.	156,000	1,164,638
#	Yomiuri Land Co., Ltd.	249,000	1,139,426
	Yonex Co., Ltd.	41,000	331,498
#	Yorozu Corp.	65,600	830,530
#	Yoshimoto Kogyo Co., Ltd.	110,000	1,747,734
#	Yoshinoya D&C Co., Ltd.	2,118	3,382,230
#	Zenrin Co., Ltd.	122,400	3,586,977
#	Zensho Co., Ltd.	278,000	3,073,199
Total Consumer Discretionary			311,413,339

Consumer Staples — (7.6%)
	Aderans Co., Ltd.	133,650	3,313,153
	Ahjikan Co., Ltd.	10,500	79,906
#	Ariake Japan Co., Ltd.	103,800	2,030,664
#	Asahi Soft Drinks Co., Ltd.	166,500	2,398,863
	Bull-Dog Sauce Co., Ltd.	37,000	404,807
#	Calpis Co., Ltd.	249,000	2,064,663
	Cawachi, Ltd.	77,600	2,117,927
	CFS Corp.	90,500	496,848
*	Chubu Shiryo Co., Ltd.	39,000	270,328
	Chuo Gyorui Co., Ltd.	93,000	284,518
#	Coca-Cola Central Japan Co., Ltd.	287	2,233,910
	CVS Bay Area, Inc.	55,000	108,833
	DyDo Drinco, Inc.	52,500	2,193,554
#	Echo Trading Co., Ltd.	11,000	120,174
	Ensuiko Sugar Refining Co., Ltd.	103,000	278,058
	Fancl Corp.	224,300	3,361,031
# *	First Baking Co., Ltd.	140,000	198,438
	Fuji Oil Co., Ltd.	276,500	2,390,277
	Fujicco Co., Ltd.	110,600	1,184,957
# *	Fujiya Co., Ltd.	391,000	767,756

6

	Hagoromo Foods Corp.	41,000	380,225
	Harashin Narus Holdings Co., Ltd.	52,800	635,902
# *	Hayashikane Sangyo Co., Ltd.	267,000	326,871
#	Heiwado Co., Ltd.	186,000	3,085,440
# *	Hohsui Corp.	90,000	143,856
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	536,659
	Hokuto Corp.	105,300	1,852,417
	Inageya Co., Ltd.	166,000	1,257,538
	Itochu Shokuh Co., Ltd.	41,500	1,353,590
#	Itoham Foods, Inc.	665,000	2,782,350
	Izumiya Co., Ltd.	276,000	1,970,821
	J-Oil Mills, Inc.	520,000	2,025,163
#	Kagome Co., Ltd.	272,200	3,808,150
	Kameda Seika Co., Ltd.	71,800	791,143
#	Kasumi Co., Ltd.	190,000	1,073,645
	Katokichi Co., Ltd.	475,200	3,852,549
	Key Coffee, Inc.	71,200	1,017,509
#	Kibun Food Chemifa Co., Ltd.	88,000	956,784
	Kirindo Co., Ltd.	22,800	188,547
	Kyodo Shiryo Co., Ltd.	313,000	407,290
#	Kyokuyo Co., Ltd.	337,000	712,385
#	Life Corp.	170,900	2,491,938
	Mandom Corp.	77,400	1,918,649
	Marudai Food Co., Ltd.	420,000	1,245,459
#	Maruha Group, Inc.	1,065,000	2,148,415
	Maruya Co., Ltd.	14,000	60,607
	Maxvalu Tohok Co., Ltd.	18,200	166,698
*	Maxvalu Tokai Co., Ltd.	53,000	1,051,476
#	Meito Sangyo Co., Ltd.	74,100	1,440,172
	Mercian Corp.	424,000	1,240,855
	Mikuni Coca-Cola Bottling Co., Ltd.	167,000	1,614,538
#	Milbon Co., Ltd.	39,940	1,115,908
	Ministop Co., Ltd.	91,700	1,566,489
#	Mitsui Sugar Co., Ltd.	450,850	1,468,130
#	Miyoshi Oil & Fat Co., Ltd.	246,000	533,029
#	Morinaga & Co., Ltd.	852,000	2,048,039
#	Morinaga Milk Industry Co., Ltd.	809,000	3,226,385
# *	Morishita Jinton Co., Ltd.	47,800	101,424
	Morozoff, Ltd.	84,000	266,960
	Myojo Foods Co., Ltd.	129,000	898,882
#	Nagatanien Co., Ltd.	121,000	896,302
	Nakamuraya Co., Ltd.	186,000	892,806
#	Nichimo Co., Ltd.	112,000	219,646
#	Nichiro Corp.	494,000	915,979
#	Nihon Chouzai Co., Ltd.	21,000	704,226
	Nihon Shokuh Kako Co., Ltd.	71,000	173,259
#	Niitaka Co., Ltd.	7,260	61,096
	Nippon Beet Sugar Manufacturing Co., Ltd.	487,000	1,317,271
#	Nippon Flour Mills Co., Ltd.	556,000	2,293,059
	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	313,760
	Nissin Sugar Manufacturing Co., Ltd.	152,000	387,433
	Nitto Flour Milling Co., Ltd.	141,000	426,299
#	Nosan Corp.	397,000	1,018,985
#	Oenon Holdings, Inc.	201,000	662,882
	Oie Sangyo Co., Ltd.	20,900	167,810

7

	Okuwa Co., Ltd.	143,000	1,887,590
	Olympic Corp.	66,700	447,791
	Oriental Yeast Co., Ltd.	88,000	516,086
	Pietro Co., Ltd.	10,300	86,614
#	Pigeon Corp.	62,100	1,086,175
	Poplar Co., Ltd.	25,760	220,909
	Posful Corp.	58,800	231,543
*	Prima Meat Packers, Ltd.	689,000	844,132
	Riken Vitamin Co., Ltd.	71,400	2,159,210
#	Rock Field Co., Ltd.	42,100	677,422
#	Ryoshoku, Ltd.	139,600	2,935,468
	S Foods, Inc.	99,500	909,191
#	Sakata Seed Corp.	162,600	1,972,022
	Seijo Corp.	31,300	752,972
	Shikoku Coca-Cola Bottling Co., Ltd.	74,500	838,964
	Shoei Foods Corp.	44,000	204,578
	Showa Sangyo Co., Ltd.	575,000	1,408,638
# *	Snow Brand Milk Products Co., Ltd.	850,500	3,019,690
	Snow Brand Seed Co., Ltd.	30,000	117,277
#	Sogo Medical Co., Ltd.	20,800	457,066
	Sonton Food Industry Co., Ltd.	43,000	421,926
#	Sotetsu Rosen Co., Ltd.	70,000	262,764
	Starzen Corp.	266,000	629,633
#	Sugi Pharmacy Co., Ltd.	190,100	3,498,966
#	T.Hasegawa Co., Ltd.	131,900	2,050,184
	Takara Holdings, Inc.	365,000	2,349,640
# *	The Maruetsu, Inc.	392,000	1,727,199
	The Nisshin Oillio Group, Ltd.	552,000	3,585,634
	Three F Co., Ltd.	17,700	128,123
	Tobu Store Co., Ltd.	220,000	582,761
	Toho Co., Ltd.	155,000	540,102
#	Tohto Suisan Co., Ltd.	120,000	344,657
	Tokyu Store Chain Corp.	220,000	1,192,420
	Torigoe Co., Ltd.	80,000	575,427
# *	Toyo Sugar Refining Co., Ltd.	157,000	230,436
	Tsuruha Holdings, Inc.	46,400	1,764,857
	U.Store Co., Ltd.	63,600	494,426
#	Unicafe, Inc.	14,260	193,381
#	Unicharm Petcare Corp.	45,000	1,635,061
	Unimat Offisco Corp.	79,200	1,039,111
	Valor Co., Ltd.	165,400	2,186,461
	Warabeya Nichiyo Co., Ltd.	49,760	665,392
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	411,445
	Yaoko Co., Ltd.	63,800	1,579,325
#	Yomeishu Seizo Co., Ltd.	102,000	1,025,873
	Yonekyu Corp.	88,000	828,881
	Yuasa Funashoku Co., Ltd.	112,000	277,401
#	Yukiguni Maitake Co., Ltd.	77,180	301,667
*	Yutaka Foods Corp.	6,000	83,808
Total Consumer Staples			141,892,664

Energy — (0.9%)
#	BP Castrol KK	69,800	253,869
*	Fuji Kosan Co., Ltd.	264,000	274,339
	Itochu Enex Co., Ltd.	300,500	2,041,118

8

	Japan Oil Transportation Co., Ltd.	79,000	227,295
	Kanto Natural Gas Development Co., Ltd.	185,000	1,216,137
#	Kyoei Tanker Co., Ltd.	115,000	323,565
	Mitsuuroko Co., Ltd.	207,000	1,469,296
#	Modec, Inc.	119,100	2,849,925
#	Nippon Gas Co., Ltd.	139,000	1,196,012
#	Nippon Seiro Co., Ltd.	26,000	71,886
#	Sala Corp.	121,000	595,090
	San-Ai Oil Co., Ltd.	241,000	972,677
#	Shinko Plantech Co., Ltd.	147,000	1,357,443
#	Sinanen Co., Ltd.	234,000	1,254,071
	Toa Oil Co., Ltd.	369,000	568,615
#	Toyo Kanetsu KK	436,000	1,040,309
Total Energy			15,711,647

Financials — (6.9%)
*	Azel Corp.	185,000	361,350
# *	Bank of the Ryukyus, Ltd.	92,480	1,556,473
	Central Finance Co., Ltd.	311,000	1,518,620
	Century Leasing System, Inc.	167,000	2,176,480
#	Cosmo Securities Co., Ltd.	1,328,000	2,215,107
#	Credia Co., Ltd.	28,000	143,817
	Daibiru Corp.	301,000	3,242,131
#	Daiko Clearing Services Corp.	51,000	599,721
#	Fukushima Bank, Ltd.	655,000	780,746
	Fuyo General Lease Co., Ltd.	96,000	2,883,062
	Gro-BeLS Co., Ltd.	134,000	180,014
	Higashi-Nippon Bank, Ltd.	591,000	2,710,205
#	Ichiyoshi Securities Co., Ltd.	153,000	2,204,679
	Keihanshin Real Estate Co., Ltd.	144,000	919,030
	Kirayaka Holdings, Inc.	98,000	221,128
# *	Kiyo Holdings, Inc.	1,255,000	1,857,283
	Kobayashi Yoko Co., Ltd.	30,400	346,121
#	Kosei Securities Co., Ltd.	295,000	417,845
# *	Kyushu-Shinwa Holdings, Inc.	1,345,000	1,340,957
#	Marusan Securities Co., Ltd.	242,000	3,152,020
	Meiwa Estate Co., Ltd.	82,700	1,266,822
	Mito Securities Co., Ltd.	250,000	1,061,863
	Mitsubishi UFJ Financial Group, Inc.	1	11,041
	Miyazaki Bank, Ltd.	470,000	2,315,864
	Nisshin Fudosan Co., Ltd.	72,600	1,003,580
#	Odakyu Real Estate Co., Ltd.	120,000	462,806
	Osaka Securities Finance Co., Ltd.	54,000	203,929
#	Pocket Card Co., Ltd.	82,000	436,669
	Ricoh Leasing Co., Ltd.	97,100	2,516,980
	Sankei Building Co., Ltd.	214,000	1,877,271
	Sanyo Electric Credit Co., Ltd.	124,000	1,845,628
# *	Seven Seas Holdings Co., Ltd.	160,000	252,344
	Shikoku Bank, Ltd.	696,000	2,647,738
#	Shimizu Bank, Ltd.	30,500	1,259,556
	Shinki Co., Ltd.	217,500	716,693
#	Shoei Co., Ltd.	34,848	963,854
#	Suruga Corp.	37,900	2,976,564
#	Tachihi Enterprise Co., Ltd.	42,650	1,555,739
	Takagi Securities Co., Ltd.	186,000	765,483

9

	The Aichi Bank, Ltd.	28,700	3,221,363
	The Akita Bank, Ltd.	625,000	3,032,306
	The Aomori Bank, Ltd.	578,000	2,378,253
	The Bank of Ikeda, Ltd.	47,500	2,190,185
	The Bank of Iwate, Ltd.	61,200	3,421,596
	The Bank of Okinawa, Ltd.	69,400	2,719,402
	The Bank of Saga, Ltd.	548,000	2,069,770
*	The Chiba Kogyo Bank, Ltd.	160,800	2,302,615
	The Chukyo Bank, Ltd.	688,000	2,025,181
	The Daisan Bank, Ltd.	589,000	1,980,588
	The Daito Bank, Ltd.	376,000	557,995
	The Ehime Bank, Ltd.	510,000	2,042,991
	The Eighteenth Bank, Ltd.	580,000	2,871,929
	The Fukui Bank, Ltd.	780,000	2,526,715
#	The Hokuetsu Bank, Ltd.	817,000	2,000,748
#	The Kagawa Bank, Ltd.	251,350	1,577,452
# *	The Kanto Tsukuba Bank, Ltd.	173,900	1,552,711
	The Kita-Nippon Bank, Ltd.	27,006	1,216,789
	The Michinoku Bank, Ltd.	492,000	1,610,073
	The Minato Bank, Ltd.	1,230,000	2,562,549
	The Nagano Bank, Ltd.	288,000	1,040,320
	The Oita Bank, Ltd.	461,000	3,188,915
#	TOC Co., Ltd.	430,950	2,174,629
	Tochigi Bank, Ltd.	367,000	2,528,611
	Toho Bank, Ltd.	712,000	2,961,510
	Toho Real Estate Co., Ltd.	172,000	1,009,671
	Tohoku Bank, Ltd.	251,000	435,969
	Tokushima Bank, Ltd.	245,200	1,450,669
	Tokyo Rakutenchi Co., Ltd.	204,000	887,405
#	Tokyo Theatres Co., Inc.	248,000	595,499
#	Tokyu Community Corp.	45,800	1,309,178
#	Tokyu Livable, Inc.	44,100	3,216,933
	Tomato Bank, Ltd.	364,000	754,851
#	Tottori Bank, Ltd.	303,000	837,833
#	Towa Bank, Ltd.	763,000	1,678,813
# *	Towa Real Estate Development Co., Ltd.	350,000	1,705,832
	Toyo Securities Co., Ltd.	282,000	1,124,997
	Yamagata Bank, Ltd.	560,000	2,906,630
	Yuraku Real Estate Co., Ltd.	150,000	932,206
Total Financials			127,568,895

Health Care — (2.8%)
	Aloka Co., Ltd.	95,000	876,729
	As One Corp.	58,980	1,505,513
	ASKA Pharmaceutical Co., Ltd.	90,000	689,135
	Create Medic Co., Ltd.	28,000	287,668
#	Eiken Chemical Co., Ltd.	73,000	738,147
	FALCO biosystems, Ltd.	35,200	289,251
#	Fuso Pharmaceutical Industries, Ltd.	295,000	852,874
	Hitachi Medical Corp.	126,000	1,303,851
#	Hogy Medical Co., Ltd.	51,900	2,006,331
	Iwaki & Co., Ltd.	55,000	127,491
#	Japan Medical Dynamic Marketing, Inc.	44,900	122,586
#	Jeol, Ltd.	252,000	1,514,674
	JMS Co., Ltd.	108,000	337,633

10

	Kaken Pharmaceutical Co., Ltd.	356,000	2,776,446
	Kawamoto Corp.	4,000	20,197
	Kawanishi Holdings, Ltd.	7,400	110,125
#	Kawasumi Laboratories, Inc.	45,000	239,928
#	Kissei Pharmaceutical Co., Ltd.	181,000	3,074,587
#	KYORIN Co., Ltd.	203,000	2,371,791
	Mochida Pharmaceutical Co., Ltd.	430,000	3,674,783
#	Nichii Gakkan Co.	115,300	1,708,345
#	Nihon Kohden Corp.	145,000	3,316,192
#	Nikkiso Co., Ltd.	231,000	1,780,732
# *	Nippon Chemiphar Co., Ltd.	119,000	604,235
	Nippon Shinyaku Co., Ltd.	224,000	1,891,514
#	Nipro Corp.	193,000	3,530,838
	Nissui Pharmaceutical Co., Ltd.	67,800	560,120
	Paramount Bed Co., Ltd.	100,100	1,691,123
	Rion Co., Ltd.	5,000	35,351
#	Rohto Pharmaceutical Co., Ltd.	370,000	3,932,245
#	Seikagaku Corp.	179,800	1,811,460
#	SSP Co., Ltd.	388,000	2,289,995
	Torii Pharmaceutical Co., Ltd.	91,700	1,423,226
#	Towa Pharmaceutical Co., Ltd.	53,600	1,742,032
	Vital-Net, Inc.	124,800	791,787
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	443,589
#	Zeria Pharmaceutical Co., Ltd.	148,000	1,341,208
Total Health Care			51,813,732

Industrials — (22.1%)
# *	A&A Material Corp.	235,000	352,978
#	Advan Co., Ltd.	83,900	1,011,095
	ADVANEX, Inc.	121,000	231,499
#	Aeon Delight Co., Ltd.	64,900	1,436,744
	Aica Kogyo Co., Ltd.	222,000	3,109,079
#	Aichi Corp.	254,800	2,478,213
	Aida Engineering, Ltd.	246,000	1,538,714
	Airport Facilities Co., Ltd.	171,970	1,007,166
	Airtech Japan, Ltd.	26,700	263,839
	Alps Logistics Co., Ltd.	50,900	902,429
#	Altech Co., Ltd.	23,000	62,027
#	Altech Corp.	31,150	356,960
	Amano Corp.	258,000	3,234,617
	Ando Corp.	264,000	535,586
	Anest Iwata Corp.	145,000	915,730
*	Arai-Gumi, Ltd.	59,550	72,938
#	ART Corp.	34,000	1,031,593
	Asahi Diamond Industrial Co., Ltd.	230,000	1,753,830
	Asahi Kogyosha Co., Ltd.	101,000	347,433
	Asahi Pretec Corp.	115,250	2,299,687
	Asanuma Corp.	223,000	345,148
	Asia Air Survey Co., Ltd.	32,000	97,314
#	Asunaro Aoki Construction Co., Ltd.	146,000	738,074
	Ataka Construction & Engineering Co., Ltd.	60,000	161,356
	Bando Chemical Industries, Ltd.	323,000	1,536,480
	Biken Techno Corp.	14,100	107,095
	BSL Corp.	649,354	495,131
	Bunka Shutter Co., Ltd.	227,000	1,333,790

11

	Central Glass Co., Ltd.	617,000	3,531,989
	Central Security Patrols Co., Ltd.	45,800	448,484
#	Chudenko Corp.	203,600	3,184,081
	Chugai Ro Co., Ltd.	296,000	1,137,437
	Chuo Denki Kogyo Co., Ltd.	71,000	324,738
#	CKD Corp.	214,000	2,227,518
	Commuture Corp.	136,202	1,206,324
#	Cosel Co., Ltd.	130,600	2,087,628
#	CTI Engineering Co., Ltd.	38,200	247,250
	Dai-Dan Co., Ltd.	141,000	791,959
	Daihen Corp.	432,000	2,154,817
	Daiho Corp.	202,000	387,605
	Daiichi Chuo Kisen Kaisha	426,000	1,023,563
	Dai-Ichi Jitsugyo Co., Ltd.	177,000	833,264
	Daimei Telecom Engineering Corp.	132,000	1,535,571
#	Daiseki Co., Ltd.	102,760	2,566,193
# *	Daisue Construction Co., Ltd.	316,500	261,979
	Daiwa Industries, Ltd.	158,000	1,074,911
	Danto Holdings Corp.	92,000	338,917
#	Densei-Lambda KK	64,284	1,147,892
	Denyo Co., Ltd.	83,000	899,652
	DMW Corp.	1,600	56,258
#	Eneserve Corp.	82,100	246,595
# *	Enshu, Ltd.	188,000	518,077
*	Freesia Macross Corp.	410,000	181,403
# *	Fudo Tetra Corp.	619,800	441,330
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	55,106
#	Fujita Corp.	115,010	357,124
	Fujitec Co., Ltd.	287,000	2,191,027
	Fukuda Corp.	136,000	523,371
	Fukusima Industries Corp.	27,500	302,107
#	Fukuyama Transporting Co., Ltd.	887,000	3,358,833
	Funai Consulting, Co., Ltd.	102,000	646,046
#	Furukawa Co., Ltd.	1,294,000	3,005,376
	Furusato Industries, Ltd.	52,000	739,170
#	Futaba Corp.	142,300	3,324,967
	Gecoss Corp.	110,300	657,440
# *	GS Yuasa Corp.	1,175,000	2,521,688
#	Hakuyosha Co., Ltd.	88,000	262,030
#	Haltec Corp.	32,000	48,256
# *	Hamai Co., Ltd.	97,000	278,713
	Hanwa Co., Ltd.	684,000	2,887,653
	Hazama Corp.	293,600	368,869
	Hibiya Engineering, Ltd.	117,000	1,075,613
#	Hisaka Works, Ltd.	41,000	722,972
	Hitachi Metals Techno, Ltd.	37,500	168,790
#	Hitachi Plant Technologies, Ltd.	628,570	3,341,344
	Hitachi Tool Engineering, Ltd.	86,000	1,335,916
	Hitachi Transport System, Ltd.	358,000	3,740,191
*	Hitachi Zosen Corp.	2,558,500	2,403,790
	Hokuriku Electrical Construction Co., Ltd.	56,000	176,529
#	Hosokawa Micron Corp.	129,000	1,010,873
#	Howa Machinery, Ltd.	389,000	507,643
#	IBJ Leasing Co., Ltd.	117,800	2,908,781
# *	Ichiken Co., Ltd.	105,000	268,622

12

#	Idec Corp.	122,000	1,888,160
	Iino Kaiun Kaisha, Ltd.	355,000	3,436,100
	i-Logistics Corp.	91,000	267,595
#	Inaba Denki Sangyo Co., Ltd.	80,600	2,838,956
	Inabata and Co., Ltd.	199,000	1,544,082
# *	Inoue Kogyo Co., Ltd.	357,000	218,606
#	Inui Steamship Co., Ltd.	83,000	452,097
#	Iseki & Co., Ltd.	709,000	1,648,025
# *	Ishikawa Seisakusho, Ltd.	116,000	132,048
	Ishikawajima Construction Materials Co., Ltd.	43,000	75,686
	Ishikawajima Transport Machinery Co., Ltd.	64,000	271,049
	Itoki Crebio Corp.	167,000	1,750,906
	Iwasaki Electric Co., Ltd.	238,000	560,842
#	Iwatani International Corp.	806,000	2,203,774
# *	J Bridge Corp.	186,000	227,691
#	Jalux, Inc.	39,100	743,963
#	Jamco Corp.	82,000	742,822
	Japan Airport Terminal Co., Ltd.	305,700	3,572,506
# *	Japan Bridge Corp.	7,750	28,451
#	Japan Cash Machine Co., Ltd.	94,115	1,000,644
	Japan Foundation Engineering Co., Ltd.	79,700	259,012
#	Japan Kenzai Co., Ltd.	83,740	565,258
#	Japan Pulp and Paper Co., Ltd.	473,000	1,796,956
#	Japan Servo Co., Ltd.	80,000	133,845
	Japan Steel Tower Co., Ltd.	44,000	198,759
#	Japan Transcity Corp.	208,000	1,049,155
	JFE Shoji Holdings, Inc.	754,000	3,639,537
	K.R.S. Corp.	39,200	520,047
# *	Kamagai Gumi Co., Ltd.	470,800	886,268
	Kamei Corp.	115,000	774,352
	Kanaden Corp.	108,000	694,799
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	896,160
	Kanamoto Co., Ltd.	102,000	721,079
	Kandenko Co., Ltd.	150,000	872,533
*	Kanematsu Corp.	1,362,625	2,462,645
# *	Kanematsu-NNK Corp.	94,000	125,810
#	Katakura Industries Co., Ltd.	110,000	1,751,042
	Kato Works Co., Ltd.	181,000	815,601
	Kawada Industries, Inc.	158,000	305,844
# *	Kimmon Manufacturing Co., Ltd.	180,000	302,811
# *	Kimura Chemical Plants Co., Ltd.	45,000	110,462
#	Kinki Sharyo Co., Ltd.	200,000	835,221
*	Kinsho Corp.	73,000	198,797
	Kintetsu World Express, Inc.	114,800	2,791,657
	Kioritz Corp.	210,000	609,219
	Kitagawa Iron Works Co., Ltd.	306,000	712,878
#	Kitano Construction Corp.	237,000	535,278
	Kitazawa Sangyo Co., Ltd.	57,000	207,873
	Kitz Corp.	384,000	3,219,362
	Koike Sanso Kogyo Co., Ltd.	136,000	586,996
	Koito Industries, Ltd.	102,000	393,483
*	Kokusai Kogyo Co., Ltd.	114,000	364,815
	Komai Tekko, Inc.	109,000	265,562
	Komatsu Wall Industry Co., Ltd.	33,700	539,427
	Kondotec, Inc.	30,000	249,677

13

	Kosaido Co., Ltd.	71,000	362,949
#	Kuroda Electric Co., Ltd.	103,100	946,787
	Kyodo Printing Co., Ltd.	282,000	988,261
#	Kyoei Sangyo Co., Ltd.	97,000	350,365
#	Kyokuto Boeki Kaisha, Ltd.	82,000	248,209
	Kyokuto Kaihatsu Kogyo Co., Ltd.	132,400	1,020,278
	Kyosan Electric Manufacturing Co., Ltd.	193,000	699,015
	Kyowa Exeo Corp.	354,000	3,602,271
	Kyudenko Corp.	256,000	1,502,232
*	Link Consulting Associates - Japan Corp.	24,300	26,396
# *	Lonseal Corp.	127,000	201,683
#	Maeda Corp.	593,000	2,245,857
	Maeda Road Construction Co., Ltd.	294,000	2,127,599
	Maezawa Industries, Inc.	59,300	333,096
	Maezawa Kaisei Industries Co., Ltd.	48,200	719,344
#	Makino Milling Machine Co., Ltd.	345,000	4,088,603
	Marubeni Construction Material Lease Co., Ltd.	78,000	177,901
*	Maruka Machinery Co., Ltd.	7,500	104,287
	Maruwn Corp.	66,000	235,647
#	Maruyama Manufacturing Co., Inc.	150,000	392,013
	Maruzen Showa Unyu Co., Ltd.	299,000	1,017,245
#	Matsuda Sangyo Co., Ltd.	75,800	1,603,577
	Matsui Construction Co., Ltd.	73,600	291,894
*	Matsuo Bridge Co., Ltd.	72,000	69,259
	Max Co., Ltd.	174,000	2,520,229
#	Meidensha Corp.	728,050	2,403,691
# *	Meiji Machine Co., Ltd.	213,000	155,567
#	Meiji Shipping Co., Ltd.	85,000	279,040
*	Meisei Industrial Co., Ltd.	29,000	138,897
#	Meitec Corp.	115,600	3,503,513
	Meito Transportation Co., Ltd.	22,000	168,579
# *	Meiwa Trading Co., Ltd.	119,000	306,663
	Mirai Group Co., Ltd.	69,000	113,640
#	Mitsubishi Cable Industries, Ltd.	643,000	975,040
# *	Mitsubishi Kakoki Kaisha, Ltd.	243,000	677,500
	Mitsubishi Pencil Co., Ltd.	103,000	1,561,945
	Mitsuboshi Belting, Ltd.	253,000	1,528,728
# *	Mitsui Matsushima Co., Ltd.	246,000	280,597
	Mitsui-Soko Co., Ltd.	444,000	2,575,098
	Mitsumura Printing Co., Ltd.	95,000	373,893
	Miura Co., Ltd.	132,400	3,349,080
	Miura Printing Corp.	19,000	54,784
*	Miyaji Engineering Group	203,000	198,889
*	Miyakoshi Corp.	25,000	341,083
# *	Mori Denki Mfg. Co., Ltd.	628,000	89,557
#	Morita Corp.	144,000	783,296
	Moshi Moshi Hotline, Inc.	55,450	2,295,453
	Mystar Engineering Corp.	15,600	86,513
	NAC Co., Ltd.	28,900	455,959
#	Nachi-Fujikoshi Corp.	604,000	3,356,611
*	Nakano Corp.	77,000	120,336
*	NEC Leasing, Ltd.	18,000	341,325
	NEC System Integration & Construction, Ltd.	158,900	1,886,882
	Nichias Corp.	397,000	2,956,333
	Nichiban Co., Ltd.	125,000	498,915

14

#	Nichiha Corp.	112,980	1,489,924
# *	Nihon Spindle Manufacturing Co., Ltd.	115,000	273,151
	Nikko Co., Ltd.	98,000	275,300
	Nippei Toyama Corp.	160,000	1,585,969
	Nippo Corp.	375,000	2,773,457
#	Nippon Carbon Co., Ltd.	375,000	1,375,423
# *	Nippon Conveyor Co., Ltd.	168,000	151,863
	Nippon Densetsu Kogyo Co., Ltd.	203,000	1,405,705
	Nippon Denwa Shisetu Co., Ltd.	194,000	681,667
*	Nippon Filcon Co., Ltd.	37,000	409,135
	Nippon Hume Corp.	76,000	248,103
	Nippon Jogesuido Sekkei Co., Ltd.	289	283,227
#	Nippon Kanzai Co., Ltd.	64,400	1,665,615
	Nippon Koei Co., Ltd., Tokyo	263,000	709,892
	Nippon Konpo Unyu Soko Co., Ltd.	235,000	2,862,113
#	Nippon Parking Development Co., Ltd.	10,609	1,145,734
	Nippon Seisen Co., Ltd.	84,000	386,334
#	Nippon Sharyo, Ltd.	462,000	1,151,583
	Nippon Signal Co., Ltd.	195,000	1,441,595
*	Nippon Steel Trading Co., Ltd.	97,000	318,736
	Nippon Thompson Co., Ltd.	240,000	2,197,233
	Nippon Tungsten Co., Ltd.	82,000	249,006
#	Nippon Yusoki Co., Ltd.	126,000	770,162
#	Nishimatsu Construction Co., Ltd.	901,000	2,971,225
*	Nishishiba Electric Co., Ltd.	73,000	110,479
	Nissan Diesel Motor Co., Ltd.	1,167,000	3,899,152
	Nissei Corp.	97,600	1,140,117
	Nissei Plastic Industrial Co., Ltd.	68,000	450,063
#	Nissin Corp.	310,000	1,121,680
#	Nissin Electric Co., Ltd.	343,000	1,438,600
	Nitchitsu Co., Ltd.	28,000	95,878
	Nitta Corp.	95,000	1,673,461
	Nitto Boseki Co., Ltd.	793,000	2,760,171
	Nitto Electric Works, Ltd.	143,300	2,341,398
	Nitto Kohki Co., Ltd.	71,300	1,547,811
#	Nitto Seiko Co., Ltd.	115,000	620,805
*	Nittoc Construction Co., Ltd.	156,000	128,075
	Noda Corp.	33,800	122,711
	Nomura Co., Ltd.	184,000	982,627
#	Noritz Corp.	162,900	2,926,114
	Obayashi Road Corp.	106,000	192,312
	Odakyu Construction Co., Ltd.	29,000	75,679
*	Ohmori Co., Ltd.	95,400	18,441
	Oiles Corp.	77,560	1,912,364
	Okabe Co., Ltd.	160,000	666,165
	Okamoto Machine Tool Works, Ltd.	146,000	682,696
	Okamura Corp.	341,000	3,631,534
#	Oki Electric Cable Co., Ltd.	117,000	292,381
	OKK Corp.	233,000	797,155
	Okumura Corp.	724,000	3,569,240
	O-M, Ltd.	107,000	499,755
	Onoken Co., Ltd.	62,800	699,148
#	Organo Corp.	180,000	1,852,206
	Oriental Construction Co., Ltd.	65,900	206,953
	Original Engineering Consultants Co., Ltd.	9,000	31,870

15

	Oyo Corp.	100,400	1,054,341
	P.S. Mitsubishi Construction Co., Ltd.	76,800	282,486
*	Pasco Corp.	180,500	280,259
#	Pasona, Inc.	1,348	2,727,807
	Patlite Corp.	64,880	604,846
# *	Penta-Ocean Construction Co., Ltd.	1,579,000	1,631,062
# *	PIA Corp.	29,500	439,336
	Pilot Corp.	141	1,037,935
#	PRONEXUS, Ltd.	124,000	1,154,289
#	Raito Kogyo Co., Ltd.	178,900	524,400
#	Rasa Industries, Ltd.	251,000	1,013,554
	Rheon Automatic Machinery Co., Ltd.	64,000	231,531
	Riken Electric Wire Co., Ltd.	39,000	66,346
	Ryobi, Ltd.	519,000	4,471,679
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	130,694
*	Sailor Pen Co., Ltd.	74,000	97,570
	Sakai Heavy Industries, Ltd.	126,000	277,625
# *	Sakurada Co., Ltd.	225,000	81,366
# *	Sanix, Inc.	127,300	198,174
	Sanki Engineering Co., Ltd.	239,000	1,680,511
	Sanko Metal Industrial Co., Ltd.	88,000	181,625
#	Sankyo-Tateyama Holdings, Inc.	1,032,000	2,332,748
	Sanritsu Corp.	12,700	118,121
	Sanyo Denki Co., Ltd.	198,000	1,404,031
	Sanyo Engineering & Construction, Inc.	48,000	243,183
	Sanyo Industries, Ltd., Tokyo	102,000	240,764
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	506,000	1,520,420
# *	Sata Construction Co., Ltd., Gumma	180,000	149,315
#	Sato Corp.	102,200	1,814,474
	Sato Shoji Corp.	63,000	607,351
	Sawafuji Electric Co., Ltd.	48,000	133,078
	Secom Joshinetsu Co., Ltd.	34,800	802,192
#	Secom Techno Service Co., Ltd.	41,000	1,659,447
	Seibu Electric Industry Co., Ltd.	67,000	347,677
#	Seika Corp.	258,000	691,849
# *	Seikitokyu Kogyo Co., Ltd.	335,000	255,723
	Sekisui Jushi Co., Ltd.	147,000	1,061,771
	Senko Co., Ltd.	348,000	1,182,164
#	Senshu Electric Co., Ltd.	33,300	730,968
#	Shibaura Mechatronics Corp.	152,000	754,988
	Shibusawa Warehouse Co., Ltd.	241,000	960,236
	Shibuya Kogyo Co., Ltd.	84,500	719,267
#	Shima Seiki Manufacturing Co., Ltd.	119,000	2,675,210
	Shin Nippon Air Technologies Co., Ltd.	76,080	573,518
#	Shin-Keisei Electric Railway Co., Ltd.	153,000	545,286
#	Shinko Electric Co., Ltd.	466,000	1,389,611
	Shin-Kobe Electric Machinery Co., Ltd.	161,000	828,366
#	Shinmaywa Industries, Ltd.	382,000	1,903,808
*	Shinnihon Corp.	119,600	645,945
	Shinsho Corp.	252,000	718,872
#	Shinwa Kaiun Kaisha, Ltd.	499,000	1,978,479
	Shiraishi Corp.	25,000	24,105
	Sho-Bond Corp.	87,900	809,163
#	Shoko Co., Ltd.	324,000	552,154
#	Showa Aircraft Industry Co., Ltd.	106,000	1,207,263

16

#	Showa KDE Co., Ltd.	124,000	224,095
	Sintokogio, Ltd.	178,000	2,430,346
	Soda Nikka Co., Ltd.	64,000	252,519
	Sodick Co., Ltd.	170,000	1,555,099
	Space Co., Ltd.	75,320	597,281
	Subaru Enterprise Co., Ltd.	59,000	198,458
	Sugimoto & Co., Ltd.	35,000	544,063
# *	Sumitomo Coal Mining Co., Ltd.	600,500	605,016
	Sumitomo Densetsu Co., Ltd.	107,400	357,848
# *	Sumitomo Mitsui Construction Co., Ltd.	276,560	703,187
#	Sumitomo Precision Products Co., Ltd.	156,000	813,317
	Sumitomo Warehouse Co., Ltd.	160,000	1,221,507
	Sun Wave Corp.	145,000	387,943
#	SWCC Showa Holdings Co., Ltd.	665,000	891,161
	Tadano, Ltd.	200,000	2,352,556
	Taihei Dengyo Kaisha, Ltd.	136,000	936,175
#	Taihei Kogyo Co., Ltd.	238,000	1,227,142
*	Taiheiyo Kaiun Co., Ltd.	82,000	105,301
# *	Taiheiyo Kouhatsu, Inc.	198,000	183,931
#	Taiho Kogyo Co., Ltd.	85,100	1,125,767
#	Taikisha, Ltd.	118,000	1,393,328
	Taisei Rotec Corp.	271,000	514,417
	Takada Kiko Co., Ltd.	44,000	153,194
	Takano Co., Ltd.	47,000	490,371
#	Takaoka Electric Manufacturing Co., Ltd.	320,000	611,904
#	Takara Printing Co., Ltd.	39,055	375,301
	Takara Standard Co., Ltd.	471,000	2,776,709
	Takasago Thermal Engineering Co., Ltd.	272,000	2,546,486
#	Takashima & Co., Ltd.	137,000	294,058
	Takigami Steel Construction Co., Ltd.	50,000	252,827
*	Takisawa Machine Tool Co., Ltd.	164,000	416,359
#	Takuma Co., Ltd.	280,000	1,637,049
	Tanseisha Co., Ltd.	74,000	342,703
	Tatsuta Electric Wire & Cable Co., Ltd.	204,000	601,824
	TCM Corp.	324,000	1,023,465
	Techno Associe Co., Ltd.	59,900	697,509
	Techno Ryowa, Ltd.	47,300	278,168
	Teikoku Electric Manufacturing Co., Ltd.	21,200	302,799
#	Tekken Corp.	478,000	641,173
	Teraoka Seisakusho Co., Ltd.	47,000	386,561
#	The Keihin Co., Ltd.	178,000	427,277
	The Kodensha Co., Ltd.	25,000	80,049
	The Nippon Road Co., Ltd.	299,000	545,591
	The Yasuda Warehouse Co., Ltd.	94,000	875,200
#	Toa Corp.	675,000	629,057
#	Toa Doro Kogyo Co., Ltd.	155,000	280,998
# *	Tobishima Corp.	1,231,500	723,169
#	Tocalo Co., Ltd.	50,000	1,857,350
	Todentu Corp.	121,000	374,478
	Toenec Corp.	301,000	1,257,775
	Tokai Lease Co., Ltd.	86,000	185,498
#	Tokimec, Inc.	254,000	570,974
	Toko Electric Corp.	88,000	365,425
	Tokyo Biso Kogyo Corp.	19,000	132,432
	Tokyo Energy & Systems, Inc.	115,000	817,915

17

#	Tokyo Kikai Seisakusho, Ltd.	281,000	783,595
#	Tokyo Leasing Co., Ltd.	206,700	3,104,800
	Tokyo Sangyo Co., Ltd.	65,000	217,712
#	Tokyu Construction Co., Ltd.	304,940	2,177,700
	Toli Corp.	203,000	529,106
	Tomoe Corp.	115,500	379,095
#	Tonami Transportation Co., Ltd.	301,000	739,617
#	Tori Holdings Co., Ltd.	2,809,000	778,704
#	Torishima Pump Manufacturing Co., Ltd.	91,000	759,972
	Toshiba Plant Kensetsu Co., Ltd.	311,000	1,925,878
	Tosho Printing Co., Ltd.	192,000	583,008
	Totetsu Kogyo Co., Ltd.	111,000	601,254
*	Toyo Construction Co., Ltd.	919,000	560,695
#	Toyo Electric Co., Ltd.	143,000	594,257
#	Toyo Engineering Corp.	610,000	2,641,830
#	Toyo Machinery & Metal Co., Ltd.	61,000	460,691
#	Toyo Shutter Co., Ltd.	11,800	135,617
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	501,645
#	Trusco Nakayama Corp.	105,400	2,146,463
	Tsubaki Nakashima Co., Ltd.	160,400	2,484,519
	Tsubakimoto Chain Co.	609,000	3,604,470
	Tsubakimoto Kogyo Co., Ltd.	91,000	349,331
	Tsudakoma Corp.	204,000	507,461
#	Tsugami Corp.	272,000	1,711,064
#	Tsukishima Kikai Co., Ltd.	145,000	1,726,964
	Tsurumi Manufacturing Co., Ltd.	85,000	873,998
	Tsuzuki Denki Co., Ltd.	75,000	249,046
	TTK Co., Ltd.	62,000	340,727
	Uchida Yoko Co., Ltd.	165,000	964,926
	Ueki Corp.	47,000	78,822
	UFJ Central Leasing Co., Ltd.	69,000	3,275,368
#	Union Tool Co.	73,100	3,285,337
	Utoc Corp.	68,000	224,395
# *	Venture Link Co., Ltd.	382,500	752,870
#	Wakachiku Construction Co., Ltd.	395,000	371,307
	Weathernews, Inc.	20,000	94,146
	Yahagi Construction Co., Ltd.	135,000	529,201
	Yamato Corp.	82,000	319,303
	Yamaura Corp.	40,500	109,133
	Yamazen Co., Ltd.	297,000	1,871,008
	Yokogawa Bridge Corp.	126,400	508,893
	Yondenko Corp.	124,800	627,137
# *	Yuasa Trading Co., Ltd.	721,000	1,265,513
	Yuken Kogyo Co., Ltd.	135,000	415,796
	Yurtec Corp.	253,000	1,249,992
#	Yushin Precision Equipment Co., Ltd.	47,240	892,359
Total Industrials			410,464,453

Information Technology — (9.7%)
	Aichi Tokei Denki Co., Ltd.	113,000	305,090
	Aiphone Co., Ltd.	64,400	1,149,592
# *	Allied Telesis Holdings KK	279,600	307,067
#	Alpha Systems, Inc.	38,500	1,153,461
#	Anritsu Corp.	403,000	2,315,333
	AOI Electronics Co., Ltd.	35,500	808,590

18

# *	Apic Yamada Corp.	36,000	208,162
	Argo 21 Corp.	27,700	233,058
#	Arisawa Manufacturing Co., Ltd.	139,400	1,571,608
#	CAC Corp.	65,100	540,795
	Canon Electronics, Inc.	90,000	3,125,624
#	Canon Finetech, Inc.	135,070	2,654,797
#	Capcom Co., Ltd.	191,700	3,442,088
	Chino Corp.	143,000	436,150
#	CMK Corp.	200,000	2,073,839
	Computer Engineering & Consulting, Ltd.	57,100	734,886
	Core Corp.	37,700	290,023
	Cresco, Ltd.	11,600	108,477
*	Daiko Denshi Tsushin, Ltd.	23,000	52,741
	Daiwabo Information System Co., Ltd.	59,000	849,774
	Denki Kogyo Co., Ltd.	225,000	2,088,808
	DKK-TOA Corp.	31,000	75,553
#	Dodwell B.M.S., Ltd.	141,700	904,216
#	DTS Corp.	40,300	1,374,221
#	eAccess, Ltd.	3,747	2,109,697
	Eizo Nanao Corp.	72,200	1,958,700
*	Elna Co., Ltd.	97,000	100,926
#	Enplas Corp.	65,100	1,047,658
# *	Epson Toyocom Corp.	437,000	3,139,471
	ESPEC Corp.	74,000	942,815
# *	FDK Corp.	386,000	552,862
	Fuji Soft, Inc.	120,900	2,868,471
# *	Fujitsu Access, Ltd.	82,300	427,541
	Fujitsu Devices, Inc.	74,000	1,038,875
#	Fujitsu Fronttec, Ltd.	64,200	503,121
	Fuso Dentsu Co., Ltd.	16,000	66,405
#	Future System Consulting Corp.	1,442	1,221,854
#	GMO Internet, Inc.	197,000	1,266,367
	Graphtec Corp.	39,000	74,521
	Hakuto Co., Ltd.	75,600	1,036,322
	Hitachi Business Solution Co., Ltd.	32,900	200,638
	Hitachi Information Systems, Ltd.	137,600	2,945,776
	Hitachi Kokusai Electric, Inc.	319,000	3,980,937
	Hitachi Software Engineering Co., Ltd.	194,800	3,492,198
	Hitachi Systems & Services, Ltd.	79,000	1,655,349
	Hochiki Corp.	88,000	453,285
#	Hokuriku Electric Industry Co., Ltd.	286,000	789,569
	Horiba, Ltd.	50,000	1,847,475
	Hosiden Corp.	235,400	2,526,108
	Icom, Inc.	47,300	1,306,616
# *	Ikegami Tsushinki Co., Ltd.	174,000	257,836
*	Ines Corp.	158,100	943,644
	I-Net Corp.	36,800	265,977
#	Information Services International-Dentsu, Ltd.	97,000	1,183,411
*	INTEC Holdings, Ltd.	166,128	2,318,714
#	Invoice, Inc.	36,923	1,006,524
	Ishii Hyoki Co., Ltd.	24,300	514,397
# *	Iwatsu Electric Co., Ltd.	311,000	462,166
	Japan Aviation Electronics Industry, Ltd.	183,000	2,586,244
	Japan Business Computer Co., Ltd.	68,900	681,167
	Japan Digital Laboratory Co., Ltd.	106,300	1,649,884

19

*	Japan Radio Co., Ltd.	429,000	1,248,450
	Jastec Co., Ltd.	54,600	422,110
*	JBIS Holdings, Inc.	47,400	227,431
	JIEC Co., Ltd.	98	90,263
	Kaga Electronics Co., Ltd.	91,600	1,637,711
	Kanematsu Electronics, Ltd.	78,100	529,826
#	Kasuga Electric Works, Ltd.	44,000	183,282
	Kawatetsu Systems, Inc.	174	182,387
#	Koa Corp.	140,600	1,979,427
#	Koei Co., Ltd.	149,500	2,532,180
# *	Kubotek Corp.	285	81,946
	Kyoden Co., Ltd.	160,000	614,952
	Kyowa Electronic Instruments Co., Ltd.	52,000	178,431
	Macnica, Inc.	56,800	1,768,959
	Marubeni Infotec Corp.	21,000	56,398
	Marubun Corp.	86,500	1,186,244
	Maruwa Co., Ltd.	34,000	789,570
	Maspro Denkoh Corp.	62,600	507,075
#	Megachips Corp.	82,500	1,810,238
*	Meisei Electric Co., Ltd.	78,000	55,538
#	Melco Holdings, Inc.	9,000	251,340
#	Mimasu Semiconductor Industry Co., Ltd.	54,181	1,051,017
	Miroku Jyoho Service Co., Ltd.	63,000	174,267
	Mitsui High-Tec, Inc.	134,400	1,672,478
#	Mitsui Knowledge Industry Co., Ltd.	37,300	565,418
#	Mitsumi Electric Co., Ltd.	228,000	5,008,599
	Moritex Corp.	35,100	181,476
*	Mutoh Industries, Ltd.	164,000	397,382
*	Nagano Japan Radio Co., Ltd.	85,000	127,666
	Nakayo Telecommunications, Inc.	49,000	167,342
#	NEC Fielding, Ltd.	174,800	2,403,800
	NEC Mobiling, Ltd.	46,000	793,341
#	NEC Tokin Corp.	363,000	2,350,155
#	Net One Systems Co., Ltd.	1,772	2,339,525
#	Netmarks, Inc.	523	347,663
#	New Japan Radio Co., Ltd.	77,000	477,638
#	NextCom K.K.	1,000	325,447
	Nichicon Corp.	260,200	3,197,422
#	Nihon Dempa Kogyo Co., Ltd.	65,700	2,706,934
#	Nihon Inter Electronics Corp.	94,700	571,390
	Nippon Avionics Co., Ltd.	83,000	314,648
	Nippon Ceramic Co., Ltd.	79,000	930,286
	Nippon Chemi-Con Corp.	411,000	3,512,156
	Nippon Systemware Co., Ltd.	30,000	164,825
	Nissho Electronics Corp.	75,100	536,906
#	NIWS Co. HQ, Ltd.	2,210	1,323,534
	Nohmi Bosai, Ltd.	130,000	831,919
	NSD Co., Ltd.	82,200	2,612,451
	Okaya Electric Industries Co., Ltd.	58,000	348,291
	Ono Sokki Co., Ltd.	93,000	662,148
	Origin Electric Co., Ltd.	101,000	689,426
	Osaki Electric Co., Ltd.	118,000	882,529
	PCA Corp.	17,500	276,631
# *	Pixela Corp.	26,000	228,054
*	Pulstec Industrial Co., Ltd.	21,200	46,499

20

	Ricoh Elemex Corp.	75,000	523,665
	Rikei Corp.	22,500	65,456
	Riken Keiki Co., Ltd.	71,400	532,793
#	Roland DG Corp.	55,400	1,670,062
	Ryoden Trading Co., Ltd.	142,000	1,068,435
	Ryosan Co., Ltd.	117,900	2,940,070
	Ryoyo Electro Corp.	100,300	1,444,224
	Sanko Co., Ltd.	22,000	109,252
	Sanshin Electronics Co., Ltd.	102,000	1,292,821
	Satori Electric Co., Ltd.	54,880	888,485
	Sekonic Corp.	36,000	96,531
	Shindengen Electric Manufacturing Co., Ltd.	271,000	1,247,444
#	Shinkawa, Ltd.	63,900	1,354,998
	Shinko Shoji Co., Ltd.	71,000	953,181
	Shizuki Electric Co., Inc.	78,000	299,519
	Siix Corp.	38,700	437,555
	SMK Corp.	251,000	1,810,419
	Sokkisha Co., Ltd.	107,000	472,314
	Sorun Corp.	90,800	875,047
*	SPC Electronics Corp.	48,200	128,646
*	SRA Holdings	41,000	596,370
	Star Micronics Co., Ltd.	174,000	3,477,886
#	Sumida Corp.	60,849	1,221,323
#	Sumisho Computer Systems Corp.	160,100	3,667,627
#	SunTelephone Co., Ltd.	99,000	922,084
*	SUNX, Ltd.	22,300	225,902
	Tachibana Eletech Co., Ltd.	64,100	625,614
	Tamura Corp.	234,000	1,014,952
	Tamura Taiko Holdings, Inc.	194,000	608,032
# *	Teac Corp.	584,000	498,763
	Teikoku Tsushin Kogyo Co., Ltd.	156,000	744,213
#	TIS, Inc.	145,000	3,432,356
	TKC Corp.	94,500	1,620,942
	Toko, Inc.	309,000	818,142
#	Tokyo Denpa Co., Ltd.	24,900	313,203
	Tokyo Electron Device, Ltd.	248	520,753
#	Tomen Electronics Corp.	48,500	846,472
#	Tose Co., Ltd.	23,100	290,601
*	Totoku Electric Co., Ltd., Tokyo	129,000	219,581
#	Toukei Computer Co., Ltd.	28,410	367,970
# *	Towa Corp.	74,800	445,808
# *	Towa Meccs Corp.	127,000	74,732
#	Toyo Corp.	104,900	1,297,748
#	Trans Cosmos, Inc.	155,600	3,243,403
*	Trinity Industrial Corp.	17,000	137,989
	Tsuzuki Densan Co., Ltd.	22,500	109,231
	Uniden Corp.	197,000	1,349,324
# *	Union Holdings Co., Ltd.	105,000	114,226
	Yamaichi Electronics Co., Ltd.	64,400	543,052
	Yaskawa Information Systems Corp.	40,000	174,081
	Ye Data, Inc.	43,000	122,043
	Yokowo Co., Ltd.	64,200	746,927
	Zuken, Inc.	88,400	854,382
Total Information Technology			180,237,144

21

Materials — (8.7%)
#	Achilles Corp.	608,000	1,015,176
	Adeka Corp.	332,000	3,458,300
	Agro-Kanesho Co., Ltd.	7,000	58,884
	Arakawa Chemical Industries, Ltd.	60,100	707,708
	Aronkasei Co., Ltd.	107,000	502,769
	Asahi Organic Chemicals Industry Co., Ltd.	301,000	1,247,058
	Chuetsu Pulp and Paper Co., Ltd.	358,000	706,347
# *	Chugai Mining Co., Ltd.	678,000	593,605
#	Chugoku Marine Paints, Ltd.	214,000	1,649,115
#	Chugokukogyo Co., Ltd.	88,000	219,968
*	Co-Op Chemical Co., Ltd.	163,000	203,876
#	Dai Nippon Toryo, Ltd.	458,000	694,673
*	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	5,500	154,472
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	121,000	312,646
#	Daiken Corp.	398,000	1,510,597
# *	Daiki Aluminium Industry Co., Ltd.	103,000	716,709
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,464,670
#	Daio Paper Corp.	413,000	3,267,876
#	Daiso Co., Ltd.	336,000	952,273
	DC Co., Ltd.	101,000	449,367
	Dijet Industrial Co., Ltd.	58,000	129,773
	Dynapac Co., Ltd.	25,000	90,486
	FP Corp.	70,900	2,690,356
	Fujikura Kasei Co., Ltd.	86,000	916,140
	Fumakilla, Ltd.	59,000	157,238
#	Geostar Corp.	43,000	111,288
#	Godo Steel, Ltd.	507,000	2,840,106
#	Gun-Ei Chemical Industry Co., Ltd.	269,000	702,177
	Harima Chemicals, Inc.	80,000	561,882
#	Hodogaya Chemical Co., Ltd.	261,000	824,083
	Hokkan Holdings, Ltd.	198,000	608,982
	Hokko Chemical Industry Co., Ltd.	90,000	301,733
#	Hokuetsu Paper Mills, Ltd.	513,000	2,883,675
#	Hokushin Co., Ltd.	64,000	116,224
	Honshu Chemical Industry Co., Ltd.	35,000	320,680
#	Ihara Chemical Industry Co., Ltd.	155,000	406,161
	ISE Chemicals Corp.	75,000	705,388
*	Ishihara Sangyo Kaisha, Ltd.	1,228,500	1,492,515
#	Ishii Iron Works Co., Ltd.	110,000	228,741
	Japan Carlit Co., Ltd.	59,800	517,602
	JSP Corp.	98,700	951,246
	Kanto Denka Kogyo Co., Ltd.	183,000	1,250,145
	Kasei (C.I.) Co., Ltd.	89,000	309,806
	Katakura Chikkarin Co., Ltd.	43,000	146,171
	Kawasaki Kasei Chemicals, Ltd.	121,000	192,074
#	Kishu Paper Co., Ltd.	233,000	318,783
	Koatsu Gas Kogyo Co., Ltd.	176,000	1,072,595
#	Kohsoku Corp.	59,500	358,635
	Konishi Co., Ltd.	62,700	553,402
	Kumiai Chemical Industry Co., Ltd.	263,000	514,281
	Kureha Corp.	603,000	2,769,084
#	Kurimoto, Ltd.	418,000	1,047,949
#	Kurosaki Harima Corp.	265,000	1,052,708
#	MEC Co., Ltd.	62,800	745,694

22

	Mesco, Inc.	30,000	146,652
# *	Mitsubishi Paper Mills, Ltd.	1,034,000	1,814,615
	Mitsubishi Plastics, Inc.	680,000	1,935,879
	Mitsubishi Shindoh Co., Ltd.	152,000	448,040
#	Mitsubishi Steel Manufacturing Co., Ltd.	494,000	2,463,064
*	Mitsui Mining Co., Ltd.	707,000	1,126,746
	Mory Industries, Inc.	135,000	541,789
#	Nakabayashi Co., Ltd.	185,000	380,795
	Nakayama Steel Works, Ltd.	415,000	1,552,951
#	Neturen Co., Ltd., Tokyo	142,000	1,782,260
	Nichia Steel Works, Ltd.	157,900	587,914
	Nichireki Co., Ltd.	74,000	225,070
	Nifco, Inc.	171,000	3,927,035
	Nihon Kagaku Sangyo Co., Ltd.	60,000	430,124
	Nihon Matai Co., Ltd.	82,000	180,305
	Nihon Nohyaku Co., Ltd.	207,000	632,270
	Nihon Parkerizing Co., Ltd.	204,000	3,643,834
	Nihon Seiko Co., Ltd.	18,000	58,142
*	Nippon Carbide Industries Co., Inc.	201,000	440,256
	Nippon Chemical Industrial Co., Ltd.	273,000	786,067
#	Nippon Chutetsukan KK	97,000	196,079
*	Nippon Chuzo KK	99,000	209,997
#	Nippon Concrete Industries Co., Ltd.	157,000	418,995
#	Nippon Denko Co., Ltd.	352,000	1,459,145
	Nippon Fine Chemical Co., Ltd.	82,000	516,658
	Nippon Foil Mfg., Co., Ltd.	51,000	76,825
# *	Nippon Kasei Chemical Co., Ltd.	318,000	565,161
#	Nippon Kinzoku Co., Ltd.	200,000	521,607
#	Nippon Koshuha Steel Co., Ltd.	427,000	803,868
#	Nippon Metal Industry Co., Ltd.	563,000	2,125,751
	Nippon Paint Co., Ltd.	798,000	4,189,476
	Nippon Pigment Co., Ltd.	11,000	36,023
	Nippon Pillar Packing Co., Ltd.	71,000	770,811
*	Nippon Soda Co., Ltd.	492,000	1,853,215
#	Nippon Valqua Industries, Ltd.	282,000	949,321
#	Nippon Yakin Kogyo Co., Ltd.	362,000	2,334,868
#	Nittetsu Mining Co., Ltd.	264,000	2,003,140
	Nitto FC Co., Ltd.	72,000	413,186
	NOF Corp.	660,000	3,624,251
	Okamoto Industries, Inc.	386,000	1,395,558
#	Okura Industrial Co., Ltd.	192,000	761,096
*	Osaka Organic Chemical Industry, Ltd.	24,200	128,198
#	Osaka Steel Co., Ltd.	134,400	2,591,323
	Riken Technos Corp.	202,000	702,208
#	S Science Co., Ltd.	3,050,000	616,331
#	S.T. Chemical Co., Ltd.	91,700	1,231,884
	Sakai Chemical Industry Co., Ltd.	331,000	1,746,878
	Sakata INX Corp.	198,000	1,047,329
#	Sanyo Chemical Industries, Ltd.	374,000	2,509,352
#	Sanyo Special Steel Co., Ltd.	533,000	3,604,872
	Sekisui Plastics Co., Ltd.	311,000	1,007,517
	Shikoku Chemicals Corp.	183,000	1,188,200
	Shinagawa Refractories Co., Ltd.	203,000	702,402
	Shin-Etsu Polymer Co., Ltd.	246,100	3,436,220
*	Shinko Wire Co., Ltd.	104,000	174,292

23

	Showa Tansan Co., Ltd.	49,000	170,718
	Somar Corp.	43,000	167,730
#	Stella Chemifa Corp.	37,500	1,447,919
#	Sumitomo Light Metal Industries, Ltd.	1,172,000	2,429,413
	Sumitomo Osaka Cement Co., Ltd.	215,000	702,842
	Sumitomo Pipe & Tube Co., Ltd.	100,000	566,687
	Sumitomo Seika Chemicals Co., Ltd.	222,000	1,259,089
#	Taisei Lamick Co., Ltd.	18,900	463,453
#	Takasago International Corp.	313,000	1,511,122
	Takiron Co., Ltd.	236,000	788,399
	Tayca Corp.	154,000	404,069
	The Nippon Synthetic Chemical Industry Co., Ltd.	304,000	1,113,298
	The Pack Corp.	19,900	328,218
# *	Titan Kogyo Kabushiki Kaisha	59,000	86,998
#	Toagosei Co., Ltd.	843,000	3,046,579
#	Toda Kogyo Corp.	146,000	647,443
	Tohcello Co., Ltd.	110,000	1,264,059
# *	Toho Rayon Co., Ltd.	466,000	3,119,824
	Toho Zinc Co., Ltd.	436,000	4,144,365
*	Tohpe Corp.	36,000	46,064
#	Tokai Carbon Co., Ltd.	651,360	4,622,321
#	Tokai Pulp & Paper Co., Ltd.	198,000	588,909
#	Tokushu Paper Manufacturing Co., Ltd.	146,000	733,386
	Tokyo Rope Manufacturing Co., Ltd.	504,000	1,060,454
	Tokyo Tekko Co., Ltd.	147,000	1,273,174
	Tomoegawa Paper Co., Ltd.	96,000	302,327
	Tomoku Co., Ltd.	283,000	608,868
	Topy Industries, Ltd.	700,000	2,920,818
	Toyo Kohan Co., Ltd.	312,000	1,084,415
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	535,521
	TYK Corp.	82,000	188,087
	Ube Material Industries, Ltd.	250,000	864,073
#	Wood One Co., Ltd.	152,000	1,225,544
	Yamamura Glass Co., Ltd.	369,000	998,839
	Yodogawa Steel Works, Ltd.	589,000	3,275,131
	Yuki Gosei Kogyo Co., Ltd.	49,000	157,972
#	Yushiro Chemical Industry Co., Ltd.	48,000	924,290
Total Materials			161,862,155

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	370
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	840
*	Maruishi Holdings Co., Ltd.	214,000	1,798
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,000
Total Other			4,008

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,506,712

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	554,607
	Hokuriku Gas Co., Ltd.	94,000	294,545
	Okinawa Electric Power Co., Ltd.	51,110	3,146,398

24

# Saibu Gas Co., Ltd.	1,161,000	2,719,308
Shizuoka Gas Co., Ltd.	236,000	1,904,488
Tokai Corp.	240,000	1,017,524
Total Utilities		9,636,870

TOTAL COMMON STOCKS		1,413,111,619

RIGHTS/WARRANTS — (0.0%)
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	0

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $22,277,000 FNMA 5.50%, 04/01/26, valued at $20,716,298) to be repurchased at $20,427,655	$20,410	20,410,000
TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (22.8%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 01/02/07 (Collateralized by $1,600,154 FHLMC 5.000%, 04/15/34, valued at $1,595,429) to be repurchased at $1,564,839	1,564	1,563,915
@ Repurchase Agreement, Deutsche Bank Securities 5.30%, 01/02/07 (Collateralized by $341,956,282 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 09/01/17 to 11/01/36, valued at $245,284,500) to be repurchased at $240,616,613	240,475	240,475,000
@ Repurchase Agreement, UBS Warburg LLC 5.32%, 01/02/07 (Collateralized by $247,529,336 FHLMC 6.000%, 06/01/32 & 6.500%, 10/01/36 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 03/01/19 to 08/01/36, valued at $185,642,742) to be repurchased at $182,107,582	182,000	182,000,000

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		424,038,915

TOTAL INVESTMENTS - (100.0%) (Cost $1,824,666,565)
		$1,857,560,534

See accompanying Notes to Financial Statements.

25

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

COMMON STOCKS — (75.0%)
Consumer Discretionary — (16.7%)
#	ABILIT Corp.	99,800	$392,030
	Aeon Fantasy Co., Ltd.	46,060	1,677,826
	Ahresty Corp.	68,100	2,146,992
	Aichi Machine Industry Co., Ltd.	276,000	726,911
	Aigan Co., Ltd.	63,200	487,448
	Aisan Industry Co., Ltd.	168,900	1,915,304
#	Akebono Brake Industry Co., Ltd.	353,000	3,241,412
	Akindo Sushiro Co., Ltd.	12,600	280,988
#	Alpha Corp.	28,700	706,793
	Alpine Electronics, Inc.	217,900	3,247,196
	Amuse, Inc.	20,000	271,101
# *	Anrakutei Co., Ltd.	50,000	337,555
	AOI Advertising Promotion, Inc.	30,500	196,678
	AOKI Holdings, Inc.	146,600	2,758,083
	Araya Industrial Co., Ltd.	180,000	391,491
# *	Asahi Tec Corp.	145,000	411,311
	Ashimori Industry Co., Ltd.	182,000	384,068
	Asics Trading Co., Ltd.	20,000	230,301
	Asti Corp.	20,000	324,540
*	Atom Corp.	44,300	195,116
	Atsugi Co., Ltd.	646,000	939,119
	Aucnet, Inc.	27,300	435,565
	Avex Group Holdings, Inc.	139,000	2,272,904
#	Belluna Co., Ltd.	171,510	2,692,864
#	Best Denki Co., Ltd.	248,000	1,260,404
#	Bookoff Corp.	59,000	1,148,708
	Cabin Co., Ltd.	114,142	438,816
# *	CARCHS Co., Ltd.	627,200	640,502
	Catena Corp.	92,000	236,631
# *	Cecile Co., Ltd.	102,600	290,051
	Chiyoda Co., Ltd.	132,500	2,678,004
	Chofu Seisakusho Co., Ltd.	63,500	1,224,845
*	Chori Co., Ltd.	518,000	860,037
	Chuo Corp.	50,000	116,139
	Chuo Spring Co., Ltd., Nagoya	191,000	879,671
#	Clarion Co., Ltd.	860,000	1,689,134
#	Cleanup Corp.	133,000	1,010,600
#	Colowide Co., Ltd.	188,950	1,076,288
# *	Columbia Music Entertainment, Inc.	409,000	367,915
	Corona Corp.	91,300	1,682,032
	Cross Plus, Inc.	20,500	497,705
#	Cybozu, Inc.	1,467	1,056,225
	D&M Holdings, Inc.	274,000	986,828
	Daido Kogyo Co., Ltd.	125,000	334,394

1

		Shares	Value††
#	Daido Metal Co., Ltd.	126,000	$874,485
#	Daidoh, Ltd.	116,000	1,391,553
	Daikoku Denki Co., Ltd.	46,100	969,004
	Daimaruenawin Co., Ltd	400	2,327
	Dainichi Co., Ltd.	52,500	509,546
	Daisyo Corp.	63,200	830,714
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	57,746
# *	Daiwa Seiko, Inc.	405,000	850,986
#	Daiwabo Co., Ltd.	416,000	1,488,415
#	Descente, Ltd.	238,000	1,221,602
# *	Dia Kensetsu Co., Ltd.	241,800	318,330
#	Doshisha Co., Ltd.	58,100	1,010,713
#	Doutor Coffee Co., Ltd.	84,000	1,414,080
#	Dynic Corp.	98,000	234,668
	Eagle Industry Co., Ltd.	148,000	1,308,570
# *	Econach Co., Ltd.	177,000	277,333
	Edosawa Co., Ltd.	12,000	41,044
	Eikoh, Inc.	41,800	175,263
	Exedy Corp.	129,400	3,988,572
*	F&A Aqua Holdings, Inc.	62,238	562,860
	Fine Sinter Co., Ltd.	49,000	211,115
	Foster Electric Co., Ltd.	74,000	904,415
#	France Bed Holdings Co., Ltd.	749,000	1,585,842
#	Fuji Co., Ltd.	109,900	1,770,444
#	Fuji Corp, Ltd.	109,000	642,448
#	Fuji Kiko Co., Ltd.	151,000	378,698
#	Fuji Kyuko Co., Ltd.	344,000	1,630,981
# *	Fujibo Holdings, Inc.	332,000	764,579
	Fujikura Rubber, Ltd.	68,000	453,091
# *	Fujita Kanko, Inc.	370,000	2,883,964
	Fujitsu Business Systems, Ltd.	79,700	1,218,209
# *	Fujitsu General, Ltd.	324,000	704,096
# *	Furukawa Battery Co., Ltd.	73,000	142,620
	Fuso Lexel, Inc.	51,400	431,347
	G-7 Holdings, Inc.	29,200	175,286
#	Gakken Co., Ltd.	304,000	705,616
#	Genki Sushi Co., Ltd.	17,200	187,435
	Gigas K’s Denki Corp.	137,572	3,768,182
	Global-Dining, Inc.	13,300	94,742
# *	Goldwin, Inc.	175,000	385,998
	Gourmet Kineya Co., Ltd.	68,000	543,353
# *	GSI Creos Corp.	153,000	235,196
#	Gulliver International Co., Ltd.	33,180	2,832,657
	Happinet Corp.	37,000	609,847
	Haruyama Trading Co., Ltd.	49,900	538,134
	Himaraya Co., Ltd.	28,800	273,245
	HIS Co., Ltd.	107,700	2,585,112
#	Hitachi Powdered Metal Co., Ltd.	97,000	503,237
	Horipro, Inc.	36,500	393,952
*	Ichida and Co., Ltd.	60,400	67,581
	Ichikawa Co., Ltd.	63,000	271,590
#	Ichikoh Industries, Ltd.	277,000	753,215
	Imasen Electric Industrial Co., Ltd.	44,900	424,654
	Impact 21 Co., Ltd.	61,600	1,033,326
#	Impress Holdings, Inc.	907	274,917

2

		Shares	Value††
	Inaba Seisakusho Co., Ltd.	55,500	$838,274
	Ishizuka Glass Co., Ltd.	81,000	207,122
*	Izuhakone Railway Co., Ltd.	300	13,995
# *	Izutsuya Co., Ltd.	300,000	348,264
# *	Janome Sewing Machine Co., Ltd.	607,000	962,765
#	Japan Vilene Co., Ltd.	203,000	1,223,003
	Jeans Mate Corp.	31,008	290,820
# *	Joban Kosan Co., Ltd.	193,000	284,119
#	Joshin Denki Co., Ltd.	184,000	1,042,331
	Juki Corp.	404,000	2,475,848
	Juntendo Co., Ltd.	35,000	61,994
#	Jyomo Co., Ltd.	86,000	169,533
#	Kabuki-Za Co., Ltd.	32,000	1,340,180
	Kadokawa Holdings, Inc.	82,700	2,966,190
	Kanto Auto Works, Ltd.	222,400	2,792,744
	Kasai Kogyo Co., Ltd.	102,000	386,309
	Kato Sangyo Co., Ltd.	114,700	1,385,414
*	Kawai Musical Instruments Manufacturing Co., Ltd.	225,000	471,287
# *	Kawashima Textile Manufacturers, Ltd.	250,000	413,594
#	Kayaba Industry Co., Ltd.	709,000	3,416,083
	Keiiyu Co., Ltd.	55,200	333,915
#	Keiyo Co., Ltd.	180,800	1,155,468
	Kentucky Fried Chicken Japan, Ltd.	68,000	1,270,218
	Kenwood Corp.	1,189,000	2,184,671
#	Kinki Nippon Tourist Co., Ltd.	267,000	885,759
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	272,216
#	Kisoji Co., Ltd.	74,600	1,339,453
	Koekisha Co., Ltd.	13,600	222,947
#	Kohnan Shoji Co., Ltd.	81,700	805,230
#	Kojima Co., Ltd.	115,500	1,034,949
	Komatsu Seiren Co., Ltd.	124,000	635,744
#	Konaka Co., Ltd.	76,860	1,133,956
*	Kosugi Sangyo Co., Ltd.	90,000	55,554
	Kurabo Industries, Ltd.	769,000	1,760,800
	Kuroganeya Co., Ltd.	14,000	60,330
#	Kyoritsu Maintenance Co., Ltd.	43,960	981,797
#	Kyoto Kimono Yuzen Co., Ltd.	503	620,944
	Kyowa Leather Cloth Co., Ltd.	64,800	338,220
# *	Laox Co., Ltd.	206,000	532,995
# *	Look, Inc.	72,000	184,258
	Maezawa Kyuso Industries Co., Ltd.	49,200	783,873
*	Magara Construction Co., Ltd.	108,000	187,995
# *	Mamiya-Op Co., Ltd.	103,000	116,337
#	Marche Corp.	23,000	207,441
#	Mars Engineering Corp.	67,500	1,454,733
	Marubeni Telecom Co., Ltd.	207	181,945
	Maruei Department Store Co., Ltd.	107,000	192,597
	Maruzen Co., Ltd. (5982)	46,000	277,499
# *	Maruzen Co., Ltd. (8236)	263,000	477,052
#	Matsuya Co., Ltd.	164,000	2,331,015
#	Matsuya Foods Co., Ltd.	54,300	729,829
# *	Matsuzakaya Holdings Co., Ltd.	529,077	3,633,676
	Meiwa Industry Co., Ltd.	38,000	115,623
*	Misawa Homes Holdings, Inc.	48,200	1,358,992

3

		Shares	Value††
#	Misawa Resort Co., Ltd.	172,000	$619,481
#	Mitsuba Corp.	136,690	1,033,278
	Mitsui Home Co., Ltd.	205,000	1,463,896
	Miyuki Keori Co., Ltd.	86,000	302,861
#	Mizuno Corp.	418,000	3,007,121
#	MOS Food Services, Inc.	99,000	1,387,422
#	MR Max Corp.	118,800	645,052
	Mutow Co., Ltd.	62,300	265,851
# *	Naigai Co., Ltd.	190,000	204,297
#	Nexyz Corp.	3,700	319,191
	Nice Corp.	362,000	1,309,777
#	Nichimo Corp.	475,000	374,108
#	Nidec Copal Corp.	183,000	2,201,072
#	Nidec Tosok Corp.	54,600	603,365
#	Nihon Eslead Corp.	46,848	1,259,728
	Nihon Tokushu Toryo Co., Ltd.	56,000	328,970
	Nikko Travel Co., Ltd.	12,200	70,950
	Nippon Felt Co., Ltd.	69,000	475,264
#	Nippon Piston Ring Co., Ltd.	228,000	486,304
#	Nippon Restaurant System, Inc.	47,200	1,640,930
	Nippon Seiki Co., Ltd.	188,000	4,341,993
	Nishimatsuya Chain Co., Ltd.	179,400	3,474,133
	Nissan Shatai Co., Ltd.	478,000	2,437,572
	Nissen Co., Ltd.	164,200	1,094,734
	Nissin Kogyo Co., Ltd.	139,200	3,336,780
#	Nittan Valve Co., Ltd.	80,000	675,169
#	Nitto Seimo Co., Ltd.	50,000	97,097
	Noritake Co., Ltd.	500,000	2,539,850
	Noritsu Koki Co., Ltd.	108,600	2,043,815
*	Omikenshi Co., Ltd.	122,000	181,954
*	Orient Watch Co., Ltd.	12,000	4,250
#	Pacific Industrial Co., Ltd.	162,000	931,030
#	PanaHome Corp.	434,000	3,095,937
	Parco Co., Ltd.	258,000	2,850,275
#	Paris Miki, Inc.	174,500	3,192,779
#	Pentax Corp.	396,000	2,092,982
	Piolax, Inc.	38,300	666,280
	Press Kogyo Co., Ltd.	365,000	1,564,899
*	Renown, Inc.	142,800	1,420,475
#	Resorttrust, Inc.	131,840	3,637,295
	Rhythm Watch Co., Ltd.	422,000	675,504
#	Right On Co., Ltd.	93,725	3,386,087
	Riken Corp.	337,000	1,941,059
#	Ringer Hut Co., Ltd.	65,500	834,905
	Roland Corp.	78,000	1,854,406
	Royal Co., Ltd.	127,000	1,741,604
#	Sagami Chain Co., Ltd.	73,000	711,977
	Sagami Co., Ltd.	80,000	242,329
	Sagami Rubber Industries Co., Ltd.	15,000	52,235
#	Saint Marc Holdings Co., Ltd.	34,300	2,463,536
#	Saizeriya Co., Ltd.	162,700	2,002,375
#	Sakai Ovex Co., Ltd.	161,000	258,584
#	Sanden Corp.	433,000	1,966,011
#	Sanei-International Co., Ltd.	50,900	1,601,029
	Sankyo Seiko Co., Ltd.	171,000	679,528

4

		Shares	Value††
	Sanoh Industrial Co., Ltd.	110,000	$706,633
#	Sanrio Co., Ltd.	268,400	3,828,217
	Sanyo Shokai, Ltd.	433,000	3,130,243
	Seiko Corp.	364,407	2,434,402
#	Seiren Co., Ltd.	197,000	2,474,964
	Senshukai Co., Ltd.	149,000	1,535,219
	Shaddy Co., Ltd.	62,700	810,560
#	Shikibo, Ltd.	372,000	595,522
	Shinyei Kaisha	96,000	195,249
#	Shiroki Co., Ltd.	241,000	631,475
	Shobunsha Publications, Inc.	46,900	545,462
#	Shochiku Co., Ltd.	373,000	2,890,452
	Showa Corp.	163,300	2,488,915
*	Showa Rubber Co., Ltd.	413,000	60,577
# *	Silver Ox, Inc.	50,000	76,392
# *	Silver Seiko, Ltd.	977,000	486,121
#	Simree Co., Ltd.	24,900	80,388
	SK Japan Co., Ltd.	17,550	93,410
	SNT Corp.	69,300	319,896
# *	Sofmap Co., Ltd.	27,300	93,394
#	Sotoh Co., Ltd.	12,000	123,983
	SPK Corp.	12,700	217,960
#	Suminoe Textile Co., Ltd.	236,000	678,361
	Suzutan Co., Ltd.	26,200	146,505
# *	SxL Corp.	444,000	427,093
	Tachikawa Corp.	50,800	330,166
	Tachi-S Co., Ltd.	104,540	775,671
#	Takamatsu Corp.	120,300	2,069,589
#	Taka-Q Co., Ltd.	58,500	224,660
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,090,496
	Tasaki Shinju Co., Ltd.	101,000	472,543
	Taya Co., Ltd.	5,000	43,389
*	TBK Co., Ltd.	1,000	4,161
*	TDF Corp.	27,000	80,423
#	Tecmo, Ltd.	74,600	562,457
#	Teikoku Piston Ring Co., Ltd.	106,000	942,738
	Teikoku Sen-I Co., Ltd.	80,000	350,484
#	Ten Allied Co., Ltd.	50,000	200,603
	Tenma Corp.	96,200	1,754,329
#	The Japan General Estate Co., Ltd.	96,100	2,567,571
#	The Japan Wool Textile Co., Ltd.	272,000	2,147,975
	Tigers Polymer Corp.	59,000	376,792
# *	Toabo Corp.	173,000	192,677
	Toei Co., Ltd.	438,000	2,591,022
# *	Tohoku Misawa Homes Co., Ltd.	37,500	104,432
	Tohoku Pioneer Corp.	62,100	848,755
# *	Tokai Kanko Co., Ltd.	714,000	208,859
	Tokai Senko KK, Nagoya	73,000	123,037
	Tokyo Dome Corp.	609,000	2,444,845
	Tokyo Soir Co., Ltd.	49,000	162,445
	Tokyo Style Co., Ltd.	313,000	3,396,013
#	Tokyotokeiba Co., Ltd.	889,000	2,413,733
	Tokyu Recreation Corp.	77,000	464,422
#	Tomy Co., Ltd.	287,693	2,014,313
#	Tonichi Carlife Group, Inc.	108,000	293,331

5

		Shares	Value††
	Topre Corp.	164,000	$1,647,049
*	Tosco Co., Ltd.	59,000	239,370
	Totenko Co., Ltd.	57,000	139,193
	Touei Housing Corp.	82,040	1,328,676
#	Toyo Radiator Co., Ltd.	221,000	1,007,357
	Toyo Tire & Rubber Co., Ltd.	667,000	2,988,373
	Tsukamoto Co., Ltd.	67,000	104,973
#	Tsutsumi Jewelry Co., Ltd.	63,100	1,781,901
#	Unitika, Ltd.	1,537,000	2,023,036
#	U-Shin, Ltd.	86,000	541,679
	Verite Co., Ltd.	24,000	53,763
#	Watabe Wedding Corp.	29,500	428,821
#	Watami Food Service Co., Ltd.	126,700	1,664,580
*	Wondertable, Ltd.	97,000	125,832
	XNET Corp.	91	146,589
#	Yamatane Corp.	338,000	546,209
	Yamato International, Inc.	43,000	364,598
	Yellow Hat, Ltd., Tokyo	75,600	654,405
#	Yokohama Reito Co., Ltd.	156,000	1,165,036
#	Yomiuri Land Co., Ltd.	228,000	1,046,020
	Yonex Co., Ltd.	41,000	307,365
#	Yorozu Corp.	65,600	819,880
#	Yoshimoto Kogyo Co., Ltd.	106,000	1,764,973
#	Yoshinoya D&C Co., Ltd.	2,042	3,345,496
#	Zenrin Co., Ltd.	117,900	3,279,711
#	Zensho Co., Ltd.	278,000	3,256,311
Total Consumer Discretionary			305,177,266

Consumer Staples — (7.5%)
	Aderans Co., Ltd.	133,650	3,195,372
	Ahjikan Co., Ltd.	10,500	83,539
#	Ariake Japan Co., Ltd.	99,600	2,144,178
	Asahi Soft Drinks Co., Ltd.	166,500	2,321,611
	Bull-Dog Sauce Co., Ltd.	37,000	428,049
#	Calpis Co., Ltd.	249,000	2,042,906
	Cawachi, Ltd.	75,200	2,088,905
	CFS Corp.	72,500	400,125
*	Chubu Shiryo Co., Ltd.	5,000	34,124
	Chuo Gyorui Co., Ltd.	93,000	292,112
	Coca-Cola Central Japan Co., Ltd.	278	2,150,667
	CVS Bay Area, Inc.	55,000	109,121
#	DyDo Drinco, Inc.	52,500	2,186,408
#	Echo Trading Co., Ltd.	11,000	111,974
	Ensuiko Sugar Refining Co., Ltd.	85,000	221,629
#	Fancl Corp.	224,300	3,119,919
# *	First Baking Co., Ltd.	98,000	159,783
	Fuji Oil Co., Ltd.	276,500	2,310,150
	Fujicco Co., Ltd.	105,600	1,059,950
# *	Fujiya Co., Ltd.	391,000	771,528
	Hagoromo Foods Corp.	41,000	389,421
	Harashin Narus Holdings Co., Ltd.	52,800	642,898
# *	Hayashikane Sangyo Co., Ltd.	212,000	266,061
	Heiwado Co., Ltd.	186,000	3,205,883
# *	Hohsui Corp.	90,000	145,853
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	556,930

6

		Shares	Value††
	Hokuto Corp.	99,700	$1,646,556
	Inageya Co., Ltd.	162,000	1,228,689
	Itochu Shokuh Co., Ltd.	39,800	1,266,896
#	Itoham Foods, Inc.	665,000	2,768,999
	Izumiya Co., Ltd.	276,000	2,029,860
	J-Oil Mills, Inc.	498,000	1,724,727
#	Kagome Co., Ltd.	272,200	3,769,617
	Kameda Seika Co., Ltd.	71,800	774,501
	Kasumi Co., Ltd.	175,000	1,009,906
	Katokichi Co., Ltd.	475,200	3,500,253
	Key Coffee, Inc.	67,000	987,467
#	Kibun Food Chemifa Co., Ltd.	88,000	843,810
	Kirindo Co., Ltd.	22,800	194,399
	Kyodo Shiryo Co., Ltd.	313,000	428,056
#	Kyokuyo Co., Ltd.	337,000	676,580
#	Life Corp.	170,900	2,105,725
#	Mandom Corp.	74,500	1,925,139
	Marudai Food Co., Ltd.	395,000	1,136,238
#	Maruha Group, Inc.	951,000	1,885,677
	Maruya Co., Ltd.	14,000	60,782
	Maxvalu Tohok Co., Ltd.	18,200	165,361
*	Maxvalu Tokai Co., Ltd.	53,000	1,050,703
#	Meito Sangyo Co., Ltd.	70,700	1,395,894
#	Mercian Corp.	424,000	1,281,133
	Mikuni Coca-Cola Bottling Co., Ltd.	164,000	1,627,380
	Milbon Co., Ltd.	38,240	1,266,530
	Ministop Co., Ltd.	88,400	1,498,098
	Mitsui Sugar Co., Ltd.	430,850	1,395,926
	Miyoshi Oil & Fat Co., Ltd.	246,000	466,378
	Morinaga & Co., Ltd.	852,000	1,997,591
#	Morinaga Milk Industry Co., Ltd.	809,000	3,141,363
# *	Morishita Jinton Co., Ltd.	47,800	120,502
	Morozoff, Ltd.	84,000	250,121
	Myojo Foods Co., Ltd.	129,000	966,704
#	Nagatanien Co., Ltd.	114,000	844,770
	Nakamuraya Co., Ltd.	186,000	867,600
#	Nichimo Co., Ltd.	85,000	179,242
#	Nichiro Corp.	494,000	780,533
#	Nihon Chouzai Co., Ltd.	21,000	719,480
	Nihon Shokuh Kako Co., Ltd.	71,000	191,518
#	Niitaka Co., Ltd.	7,260	67,230
	Nippon Beet Sugar Manufacturing Co., Ltd.	462,000	1,248,093
#	Nippon Flour Mills Co., Ltd.	537,000	2,092,962
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	260,668
	Nissin Sugar Manufacturing Co., Ltd.	122,000	308,547
	Nitto Flour Milling Co., Ltd.	141,000	402,431
#	Nosan Corp.	397,000	1,026,316
	Oenon Holdings, Inc.	201,000	629,085
	Oie Sangyo Co., Ltd.	20,900	169,461
	Okuwa Co., Ltd.	143,000	1,956,616
	Olympic Corp.	66,700	464,273
	Oriental Yeast Co., Ltd.	88,000	536,924
	Pietro Co., Ltd.	10,300	88,918
#	Pigeon Corp.	62,100	1,133,806
	Poplar Co., Ltd.	25,760	234,694

7

		Shares	Value††
	Posful Corp.	58,800	$253,708
# *	Prima Meat Packers, Ltd.	689,000	807,054
#	Q’Sai Co., Ltd.	102,900	1,678,627
	Riken Vitamin Co., Ltd.	66,400	1,919,290
#	Rock Field Co., Ltd.	39,200	721,711
#	Ryoshoku, Ltd.	131,000	2,971,459
	S Foods, Inc.	99,500	858,713
#	Sakata Seed Corp.	162,600	2,040,940
	Seijo Corp.	27,200	568,921
	Shikoku Coca-Cola Bottling Co., Ltd.	69,500	810,910
	Shoei Foods Corp.	44,000	205,826
	Showa Sangyo Co., Ltd.	548,000	1,327,321
# *	Snow Brand Milk Products Co., Ltd.	822,500	2,817,324
	Snow Brand Seed Co., Ltd.	30,000	123,598
	Sogo Medical Co., Ltd.	16,500	365,396
	Sonton Food Industry Co., Ltd.	43,000	421,033
#	Sotetsu Rosen Co., Ltd.	70,000	274,981
	Starzen Corp.	233,000	544,291
#	Sugi Pharmacy Co., Ltd.	181,600	3,342,148
#	T.Hasegawa Co., Ltd.	126,100	1,942,634
#	Takara Holdings, Inc.	365,000	2,266,263
# *	The Maruetsu, Inc.	349,000	1,516,579
	The Nisshin Oillio Group, Ltd.	552,000	3,067,830
	Three F Co., Ltd.	17,700	129,789
	Tobu Store Co., Ltd.	198,000	519,187
	Toho Co., Ltd.	148,000	515,724
#	Tohto Suisan Co., Ltd.	94,000	270,773
#	Tokyu Store Chain Corp.	220,000	1,322,836
	Torigoe Co., Ltd.	70,000	548,952
# *	Toyo Sugar Refining Co., Ltd.	105,000	158,078
	Tsuruha Holdings, Inc.	46,400	1,837,290
	U.Store Co., Ltd.	63,600	487,378
#	Unicafe, Inc.	14,260	195,476
#	Unicharm Petcare Corp.	45,000	1,575,407
	Unimat Offisco Corp.	75,200	950,481
	Valor Co., Ltd.	158,400	2,063,834
	Warabeya Nichiyo Co., Ltd.	49,760	726,940
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	422,072
	Yaoko Co., Ltd.	61,100	1,480,389
#	Yomeishu Seizo Co., Ltd.	93,000	872,336
	Yonekyu Corp.	88,000	848,786
	Yuasa Funashoku Co., Ltd.	112,000	285,672
#	Yukiguni Maitake Co., Ltd.	77,180	304,934
Total Consumer Staples			137,592,715

Energy — (0.8%)
#	BP Castrol KK	69,800	271,418
# *	Fuji Kosan Co., Ltd.	212,000	259,354
	Itochu Enex Co., Ltd.	291,000	1,978,975
	Japan Oil Transportation Co., Ltd.	79,000	225,502
	Kanto Natural Gas Development Co., Ltd.	176,000	1,165,262
#	Kyoei Tanker Co., Ltd.	92,000	247,416
	Mitsuuroko Co., Ltd.	207,000	1,414,270
#	Modec, Inc.	119,100	2,604,204
#	Nippon Gas Co., Ltd.	139,000	1,148,713

8

		Shares	Value††
#	Sala Corp.	121,000	$604,855
	San-Ai Oil Co., Ltd.	227,000	868,819
#	Shinko Plantech Co., Ltd.	147,000	1,124,432
#	Sinanen Co., Ltd.	234,000	1,183,432
#	Toa Oil Co., Ltd.	319,000	501,451
#	Toyo Kanetsu KK	436,000	1,010,404
Total Energy			14,608,507

Financials — (7.0%)
*	Azel Corp.	185,000	336,105
*	Bank of the Ryukyus, Ltd.	92,480	1,641,660
	Central Finance Co., Ltd.	298,000	1,365,219
	Century Leasing System, Inc.	160,500	2,498,131
#	Cosmo Securities Co., Ltd.	1,292,000	2,246,952
#	Credia Co., Ltd.	28,000	209,500
	Daibiru Corp.	301,000	3,362,878
#	Daiko Clearing Services Corp.	45,000	551,835
#	Fukushima Bank, Ltd.	585,000	757,897
	Fuyo General Lease Co., Ltd.	96,000	3,201,603
	Gro-BeLS Co., Ltd.	134,000	183,175
	Higashi-Nippon Bank, Ltd.	569,000	2,467,293
#	Ichiyoshi Securities Co., Ltd.	148,000	2,059,066
	Keihanshin Real Estate Co., Ltd.	134,000	838,290
	Kirayaka Holdings, Inc.	98,000	220,189
# *	Kiyo Holdings, Inc.	803,000	1,269,340
#	Kobayashi Yoko Co., Ltd.	30,400	380,711
#	Kosei Securities Co., Ltd.	262,000	413,011
# *	Kyushu-Shinwa Holdings, Inc.	1,095,000	1,175,443
#	Marusan Securities Co., Ltd.	234,000	2,824,319
	Meiwa Estate Co., Ltd.	78,900	1,131,927
	Mito Securities Co., Ltd.	250,000	1,111,470
	Mitsubishi UFJ Financial Group, Inc.	1	11,322
	Miyazaki Bank, Ltd.	460,000	2,170,466
	Nisshin Fudosan Co., Ltd.	72,600	1,058,481
#	Odakyu Real Estate Co., Ltd.	120,000	454,208
	Osaka Securities Finance Co., Ltd.	54,000	219,175
#	Pocket Card Co., Ltd.	82,000	547,704
	Ricoh Leasing Co., Ltd.	97,100	2,467,205
#	Sankei Building Co., Ltd.	194,000	1,693,089
	Sanyo Electric Credit Co., Ltd.	120,500	1,853,156
# *	Seven Seas Holdings Co., Ltd.	160,000	225,128
	Shikoku Bank, Ltd.	696,000	2,674,316
	Shimizu Bank, Ltd.	29,100	1,196,920
	Shinki Co., Ltd.	217,500	816,936
	Shoei Co., Ltd.	34,848	1,026,780
#	Suruga Corp.	37,900	2,872,120
#	Tachihi Enterprise Co., Ltd.	42,650	1,554,652
	Takagi Securities Co., Ltd.	165,000	710,398
#	The Aichi Bank, Ltd.	28,700	3,359,629
	The Akita Bank, Ltd.	625,000	2,924,060
	The Aomori Bank, Ltd.	578,000	2,399,107
	The Bank of Ikeda, Ltd.	47,500	2,365,195
	The Bank of Iwate, Ltd.	56,200	3,226,430
	The Bank of Okinawa, Ltd.	69,400	2,952,572
	The Bank of Saga, Ltd.	548,000	2,030,488
*	The Chiba Kogyo Bank, Ltd.	158,700	2,429,992
	The Chukyo Bank, Ltd.	688,000	2,054,027
	The Daisan Bank, Ltd.	567,000	1,956,610
#	The Daito Bank, Ltd.	376,000	561,977
	The Ehime Bank, Ltd.	510,000	2,156,725
	The Eighteenth Bank, Ltd.	580,000	2,927,993
#	The Fukui Bank, Ltd.	780,000	2,678,090
#	The Hokuetsu Bank, Ltd.	797,000	2,008,540
#	The Kagawa Bank, Ltd.	251,350	1,591,828
*	The Kanto Tsukuba Bank, Ltd.	140,200	1,446,521
	The Kita-Nippon Bank, Ltd.	27,006	1,300,130

9

		Shares	Value††
#	The Michinoku Bank, Ltd.	492,000	$1,759,330
#	The Minato Bank, Ltd.	1,203,000	2,527,164
	The Nagano Bank, Ltd.	288,000	1,007,649
	The Oita Bank, Ltd.	461,000	3,208,520
	TOC Co., Ltd.	430,950	2,182,315
	Tochigi Bank, Ltd.	353,000	2,286,864
	Toho Bank, Ltd.	712,000	3,065,312
	Tohoku Bank, Ltd.	251,000	452,300
	Toho Real Estate Co., Ltd.	172,000	912,931
	Tokushima Bank, Ltd.	238,200	1,483,602
	Tokyo Rakutenchi Co., Ltd.	184,000	780,825
#	Tokyo Theatres Co., Inc.	199,000	490,486
#	Tokyu Community Corp.	43,500	1,342,935
#	Tokyu Livable, Inc.	44,100	3,330,352
	Tomato Bank, Ltd.	341,000	716,820
#	Tottori Bank, Ltd.	283,000	773,355
#	Towa Bank, Ltd.	763,000	1,686,783
# *	Towa Real Estate Development Co., Ltd.	340,500	1,718,610
	Toyo Securities Co., Ltd.	282,000	1,179,922
	Yamagata Bank, Ltd.	560,000	2,896,992
*	Yamaguchi Financial Group, Inc.	66,310	717,205
	Yuraku Real Estate Co., Ltd.	150,000	927,640
Total Financials			127,615,896

Health Care — (2.7%)
	Aloka Co., Ltd.	86,000	809,390
	As One Corp.	58,980	1,500,107
	ASKA Pharmaceutical Co., Ltd.	90,000	736,702
	Create Medic Co., Ltd.	21,000	224,493
#	Eiken Chemical Co., Ltd.	73,000	733,219
	FALCO biosystems, Ltd.	28,200	228,018
	Fuso Pharmaceutical Industries, Ltd.	268,000	744,001
	Hitachi Medical Corp.	121,000	1,291,351
#	Hogy Medical Co., Ltd.	50,000	1,984,305
	Iwaki & Co., Ltd.	55,000	131,672
#	Japan Medical Dynamic Marketing, Inc.	44,900	181,195
#	Jeol, Ltd.	252,000	1,467,819
	JMS Co., Ltd.	108,000	344,250
	Kaken Pharmaceutical Co., Ltd.	356,000	2,785,061
	Kawamoto Corp.	4,000	18,455
	Kawanishi Holdings, Ltd.	7,400	113,167
	Kawasumi Laboratories, Inc.	45,000	249,102
#	Kissei Pharmaceutical Co., Ltd.	176,000	2,923,922
#	KYORIN Co., Ltd.	203,000	2,474,262
	Mochida Pharmaceutical Co., Ltd.	412,000	3,405,541
#	Nichii Gakkan Co.	110,900	1,653,054
#	Nihon Kohden Corp.	145,000	2,917,181
#	Nikkiso Co., Ltd.	222,000	1,703,112
# *	Nippon Chemiphar Co., Ltd.	102,000	588,800
#	Nippon Shinyaku Co., Ltd.	215,000	1,859,946
#	Nipro Corp.	193,000	3,512,653
#	Nissui Pharmaceutical Co., Ltd.	55,800	421,993
	Paramount Bed Co., Ltd.	100,100	1,767,827
	Rion Co., Ltd.	5,000	37,067
#	Rohto Pharmaceutical Co., Ltd.	344,000	3,650,069
#	Seikagaku Corp.	179,800	1,740,143
#	SSP Co., Ltd.	388,000	2,347,013
	Torii Pharmaceutical Co., Ltd.	87,400	1,348,949
#	Towa Pharmaceutical Co., Ltd.	51,600	1,551,831
	Vital-Net, Inc.	120,100	746,252
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	421,971
#	Zeria Pharmaceutical Co., Ltd.	141,000	1,250,800
Total Health Care			49,864,693

10

		Shares	Value††
Industrials — (21.4%)
# *	A&A Material Corp.	190,000	$285,882
#	Advan Co., Ltd.	83,900	1,015,677
	ADVANEX, Inc.	97,000	207,768
#	Aeon Delight Co., Ltd.	64,900	1,317,936
	Aica Kogyo Co., Ltd.	222,000	2,916,413
	Aichi Corp.	245,700	2,535,482
	Aida Engineering, Ltd.	113,000	664,188
	Airport Facilities Co., Ltd.	157,970	890,999
	Airtech Japan, Ltd.	20,100	198,147
#	Alps Logistics Co., Ltd.	48,700	924,229
#	Altech Co., Ltd.	23,000	76,902
	Altech Corp.	31,150	365,956
	Amano Corp.	258,000	3,170,250
#	Ando Corp.	230,000	462,350
	Anest Iwata Corp.	145,000	808,012
# *	Arai-Gumi, Ltd.	59,550	93,479
#	ART Corp.	32,000	997,125
	Asahi Diamond Industrial Co., Ltd.	230,000	1,598,109
	Asahi Kogyosha Co., Ltd.	78,000	250,592
	Asahi Pretec Corp.	108,450	2,229,250
	Asanuma Corp.	189,000	315,621
	Asia Air Survey Co., Ltd.	32,000	105,427
#	Asunaro Aoki Construction Co., Ltd.	146,000	805,099
	Ataka Construction & Engineering Co., Ltd.	60,000	159,039
	Bando Chemical Industries, Ltd.	308,000	1,347,281
	Biken Techno Corp.	14,100	111,133
#	BSL Corp.	649,354	534,119
	Bunka Shutter Co., Ltd.	216,000	1,235,733
	Central Glass Co., Ltd.	617,000	3,574,544
	Central Security Patrols Co., Ltd.	39,900	391,020
#	Chudenko Corp.	198,700	3,060,775
	Chugai Ro Co., Ltd.	296,000	1,059,222
#	Chuo Denki Kogyo Co., Ltd.	54,000	191,774
#	CKD Corp.	214,000	2,029,701
	Commuture Corp.	136,202	1,082,882
#	Cosel Co., Ltd.	130,600	2,238,971
	CTI Engineering Co., Ltd.	38,200	230,604
	Dai-Dan Co., Ltd.	141,000	753,435
	Daihen Corp.	432,000	2,102,266
	Daiho Corp.	202,000	411,051
	Dai-Ichi Jitsugyo Co., Ltd.	177,000	808,401
	Daimei Telecom Engineering Corp.	127,000	1,202,484
#	Daiseki Co., Ltd.	99,960	2,440,193
# *	Daisue Construction Co., Ltd.	242,500	217,251
	Daiwa Industries, Ltd.	149,000	922,837
	Danto Holdings Corp.	78,000	299,568
#	Densei-Lambda KK	60,084	950,600
	Denyo Co., Ltd.	83,000	867,211
	DMW Corp.	1,600	54,031
#	Eneserve Corp.	69,800	330,168
# *	Enshu, Ltd.	161,000	458,809
# *	Fudo Tetra Corp.	619,800	495,198
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	56,898

11

		Shares	Value††
#	Fujita Corp.	115,010	$414,895
	Fujitec Co., Ltd.	287,000	1,985,457
	Fukuda Corp.	136,000	559,240
	Fukusima Industries Corp.	25,500	303,528
#	Fukuyama Transporting Co., Ltd.	864,000	3,060,600
# *	Funai Consulting, Co., Ltd.	94,000	615,863
	Furukawa Co., Ltd.	1,256,000	2,983,100
	Furusato Industries, Ltd.	52,000	669,758
	Futaba Corp.	116,300	2,708,840
	Gecoss Corp.	110,300	679,272
# *	GS Yuasa Corp.	1,151,000	2,551,268
#	Hakuyosha Co., Ltd.	88,000	275,830
#	Haltec Corp.	32,000	47,986
# *	Hamai Co., Ltd.	77,000	202,226
	Hanwa Co., Ltd.	664,000	2,451,433
#	Hazama Corp.	293,600	420,563
	Hibiya Engineering, Ltd.	117,000	978,009
#	Hisaka Works, Ltd.	41,000	663,996
	Hitachi Metals Techno, Ltd.	37,500	165,855
#	Hitachi Plant Technologies, Ltd.	617,570	3,274,297
#	Hitachi Tool Engineering, Ltd.	86,000	1,147,465
	Hitachi Transport System, Ltd.	345,000	3,674,460
*	Hitachi Zosen Corp.	2,003,000	2,060,165
	Hokuriku Electrical Construction Co., Ltd.	56,000	177,934
#	Hosokawa Micron Corp.	129,000	996,491
#	Howa Machinery, Ltd.	338,000	468,225
	IBJ Leasing Co., Ltd.	113,800	2,873,267
# *	Ichiken Co., Ltd.	79,000	166,761
#	Idec Corp.	117,500	1,874,531
	Iino Kaiun Kaisha, Ltd.	355,000	3,101,328
	i-Logistics Corp.	91,000	268,226
#	Inaba Denki Sangyo Co., Ltd.	80,600	2,681,374
	Inabata and Co., Ltd.	190,000	1,518,529
# *	Inoue Kogyo Co., Ltd.	357,000	249,086
#	Inui Steamship Co., Ltd.	68,000	268,024
#	Iseki & Co., Ltd.	709,000	1,766,015
# *	Ishikawa Seisakusho, Ltd.	116,000	146,664
	Ishikawajima Construction Materials Co., Ltd.	43,000	81,365
	Ishikawajima Transport Machinery Co., Ltd.	64,000	253,580
	Itoki Crebio Corp.	162,000	2,086,388
	Iwasaki Electric Co., Ltd.	238,000	588,401
#	Iwatani International Corp.	775,000	2,179,241
# *	J Bridge Corp.	154,000	286,874
#	Jalux, Inc.	39,100	730,410
#	Jamco Corp.	82,000	864,140
	Japan Airport Terminal Co., Ltd.	305,700	3,451,923
# *	Japan Bridge Corp.	31,000	23,743
#	Japan Cash Machine Co., Ltd.	88,915	942,525
	Japan Foundation Engineering Co., Ltd.	79,700	270,976
#	Japan Kenzai Co., Ltd.	83,740	545,087
#	Japan Pulp and Paper Co., Ltd.	447,000	1,630,432
#	Japan Servo Co., Ltd.	80,000	138,045
	Japan Steel Tower Co., Ltd.	44,000	228,575
#	Japan Transcity Corp.	208,000	1,046,376
	JFE Shoji Holdings, Inc.	754,000	3,258,893

12

		Shares	Value††
	K.R.S. Corp.	34,200	$468,034
*	Kamagai Gumi Co., Ltd.	419,800	818,046
	Kamei Corp.	115,000	749,240
	Kanaden Corp.	95,000	584,864
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	901,839
	Kanamoto Co., Ltd.	92,000	659,672
# *	Kanematsu Corp.	1,306,625	2,084,120
# *	Kanematsu-NNK Corp.	94,000	144,657
#	Katakura Industries Co., Ltd.	104,000	1,602,675
	Kato Works Co., Ltd.	181,000	743,706
	Kawada Industries, Inc.	126,000	253,358
# *	Kimmon Manufacturing Co., Ltd.	141,000	273,543
# *	Kimura Chemical Plants Co., Ltd.	45,000	104,394
#	Kinki Sharyo Co., Ltd.	200,000	971,574
*	Kinsho Corp.	51,000	142,640
	Kintetsu World Express, Inc.	112,600	2,638,988
	Kioritz Corp.	210,000	590,956
#	Kitagawa Iron Works Co., Ltd.	306,000	675,790
#	Kitano Construction Corp.	237,000	557,399
	Kitazawa Sangyo Co., Ltd.	57,000	200,424
#	Kitz Corp.	384,000	3,085,080
	Koike Sanso Kogyo Co., Ltd.	109,000	441,053
	Koito Industries, Ltd.	102,000	439,982
*	Kokusai Kogyo Co., Ltd.	88,000	266,097
	Komai Tekko, Inc.	88,000	211,929
	Komatsu Wall Industry Co., Ltd.	29,400	479,921
	Kondotec, Inc.	30,000	237,301
#	Kosaido Co., Ltd.	71,000	375,099
	Kuroda Electric Co., Ltd.	103,100	1,005,863
	Kyodo Printing Co., Ltd.	282,000	1,019,051
#	Kyoei Sangyo Co., Ltd.	80,000	296,185
#	Kyokuto Boeki Kaisha, Ltd.	63,000	187,402
	Kyokuto Kaihatsu Kogyo Co., Ltd.	132,400	1,039,650
	Kyosan Electric Manufacturing Co., Ltd.	193,000	713,973
	Kyowa Exeo Corp.	302,000	2,755,870
	Kyudenko Corp.	244,000	1,219,071
*	Link Consulting Associates - Japan Corp.	24,300	33,325
# *	Lonseal Corp.	127,000	213,027
#	Maeda Corp.	572,000	2,012,575
	Maeda Road Construction Co., Ltd.	294,000	2,052,002
	Maezawa Industries, Inc.	59,300	330,891
	Maezawa Kaisei Industries Co., Ltd.	48,200	676,370
	Makino Milling Machine Co., Ltd.	345,000	3,773,802
	Marubeni Construction Material Lease Co., Ltd.	78,000	178,720
	Maruwn Corp.	66,000	238,699
#	Maruyama Manufacturing Co., Inc.	150,000	420,180
	Maruzen Showa Unyu Co., Ltd.	276,000	919,643
#	Matsuda Sangyo Co., Ltd.	72,300	1,541,930
	Matsui Construction Co., Ltd.	73,600	273,278
*	Matsuo Bridge Co., Ltd.	72,000	76,370
	Max Co., Ltd.	168,000	2,508,119
#	Meidensha Corp.	702,050	2,423,355
# *	Meiji Machine Co., Ltd.	144,000	112,511
#	Meiji Shipping Co., Ltd.	85,000	249,938
*	Meisei Industrial Co., Ltd.	29,000	128,438

13

		Shares	Value††
#	Meitec Corp.	115,600	$3,677,433
	Meito Transportation Co., Ltd.	22,000	170,654
# *	Meiwa Trading Co., Ltd.	119,000	305,121
	Mirai Group Co., Ltd.	69,000	117,557
#	Mitsubishi Cable Industries, Ltd.	643,000	982,594
# *	Mitsubishi Kakoki Kaisha, Ltd.	212,000	611,583
	Mitsubishi Pencil Co., Ltd.	103,000	1,517,285
	Mitsuboshi Belting, Ltd.	240,000	1,418,569
# *	Mitsui Matsushima Co., Ltd.	191,000	233,427
	Mitsui-Soko Co., Ltd.	444,000	2,573,448
	Mitsumura Printing Co., Ltd.	95,000	371,274
	Miura Co., Ltd.	132,400	3,412,349
	Miura Printing Corp.	19,000	54,438
*	Miyaji Engineering Group	148,000	146,853
# *	Mori Denki Mfg. Co., Ltd.	628,000	118,536
#	Morita Corp.	144,000	695,765
	Moshi Moshi Hotline, Inc.	54,200	2,252,055
	Mystar Engineering Corp.	15,600	84,464
	Nabtesco Corp.	270,000	3,192,002
	NAC Co., Ltd.	25,100	454,724
#	Nachi-Fujikoshi Corp.	604,000	3,042,100
*	Nakano Corp.	77,000	123,958
	NEC System Integration & Construction, Ltd.	152,600	1,764,948
	Nichias Corp.	397,000	2,810,177
	Nichiban Co., Ltd.	125,000	516,458
#	Nichiha Corp.	112,980	1,381,362
# *	Nihon Spindle Manufacturing Co., Ltd.	88,000	215,106
	Nikko Co., Ltd.	98,000	255,543
	Nippei Toyama Corp.	153,000	1,219,842
	Nippo Corp.	367,000	2,680,245
#	Nippon Carbon Co., Ltd.	375,000	1,410,583
# *	Nippon Conveyor Co., Ltd.	168,000	165,614
	Nippon Densetsu Kogyo Co., Ltd.	203,000	1,311,703
	Nippon Denwa Shisetu Co., Ltd.	194,000	654,485
	Nippon Hume Corp.	76,000	239,744
	Nippon Jogesuido Sekkei Co., Ltd.	232	246,025
	Nippon Kanzai Co., Ltd.	64,400	1,432,816
	Nippon Koei Co., Ltd., Tokyo	263,000	709,844
	Nippon Konpo Unyu Soko Co., Ltd.	235,000	2,687,266
#	Nippon Parking Development Co., Ltd.	10,141	1,350,630
	Nippon Seisen Co., Ltd.	68,000	308,618
#	Nippon Sharyo, Ltd.	462,000	1,130,279
	Nippon Signal Co., Ltd.	195,000	1,389,151
	Nippon Thompson Co., Ltd.	233,000	2,128,409
	Nippon Tungsten Co., Ltd.	64,000	196,938
#	Nippon Yusoki Co., Ltd.	116,000	619,298
#	Nishimatsu Construction Co., Ltd.	872,000	2,871,548
*	Nishishiba Electric Co., Ltd.	73,000	115,145
	Nissan Diesel Motor Co., Ltd.	420,000	1,407,546
	Nissei Corp.	97,600	1,063,234
	Nissei Plastic Industrial Co., Ltd.	58,000	389,850
#	Nissin Corp.	310,000	1,134,344
#	Nissin Electric Co., Ltd.	327,000	1,314,321
	Nitchitsu Co., Ltd.	28,000	91,914
	Nitta Corp.	91,000	1,718,769

14

		Shares	Value††
	Nitto Boseki Co., Ltd.	793,000	$2,593,494
	Nitto Electric Works, Ltd.	138,600	2,188,372
	Nitto Kohki Co., Ltd.	71,300	1,496,044
#	Nitto Seiko Co., Ltd.	115,000	607,569
*	Nittoc Construction Co., Ltd.	93,000	84,893
	Noda Corp.	33,800	133,529
	Nomura Co., Ltd.	184,000	1,008,739
	Noritz Corp.	157,200	2,738,051
	Obayashi Road Corp.	106,000	197,855
	Odakyu Construction Co., Ltd.	29,000	77,293
*	Ohmori Co., Ltd.	95,400	25,481
#	Oiles Corp.	77,560	1,781,565
	Okabe Co., Ltd.	160,000	669,213
#	Okamoto Machine Tool Works, Ltd.	128,000	596,557
	Okamura Corp.	341,000	3,785,640
#	Oki Electric Cable Co., Ltd.	93,000	225,770
	OKK Corp.	233,000	782,104
#	Okumura Corp.	632,000	3,079,006
#	O-M, Ltd.	107,000	504,939
	Onoken Co., Ltd.	62,800	756,945
	Organo Corp.	180,000	1,772,816
	Oriental Construction Co., Ltd.	65,900	212,170
	Original Engineering Consultants Co., Ltd.	9,000	34,201
	Oyo Corp.	94,000	968,134
	P.S. Mitsubishi Construction Co., Ltd.	76,800	275,656
*	Pasco Corp.	180,500	300,530
#	Pasona, Inc.	1,313	2,484,807
	Patlite Corp.	56,480	534,526
# *	Penta-Ocean Construction Co., Ltd.	1,579,000	1,734,758
# *	PIA Corp.	29,500	450,806
	Pilot Corp.	141	977,061
#	PRONEXUS, Ltd.	118,000	1,026,421
	Raito Kogyo Co., Ltd.	178,900	539,948
#	Rasa Industries, Ltd.	219,000	894,271
	Rheon Automatic Machinery Co., Ltd.	64,000	217,047
	Riken Electric Wire Co., Ltd.	39,000	66,917
	Ryobi, Ltd.	519,000	4,171,557
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	81,192
# *	Sailor Pen Co., Ltd.	74,000	90,983
#	Sakai Heavy Industries, Ltd.	96,000	200,644
*	Sakurada Co., Ltd.	225,000	94,986
# *	Sanix, Inc.	96,200	181,346
	Sanki Engineering Co., Ltd.	239,000	1,612,827
	Sanko Metal Industrial Co., Ltd.	88,000	157,676
#	Sankyo-Tateyama Holdings, Inc.	1,032,000	2,259,596
	Sanritsu Corp.	12,700	106,333
	Sanyo Denki Co., Ltd.	186,000	1,226,484
	Sanyo Engineering & Construction, Inc.	48,000	242,886
	Sanyo Industries, Ltd., Tokyo	72,000	161,296
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	506,000	1,427,856
# *	Sata Construction Co., Ltd., Gumma	180,000	165,490
	Sato Corp.	98,500	1,635,278
	Sato Shoji Corp.	58,000	527,965
	Sawafuji Electric Co., Ltd.	48,000	136,092
	Secom Joshinetsu Co., Ltd.	34,800	826,259

15

		Shares	Value††
	Secom Techno Service Co., Ltd.	41,000	$1,718,304
	Seibu Electric Industry Co., Ltd.	46,000	252,493
#	Seika Corp.	258,000	660,353
# *	Seikitokyu Kogyo Co., Ltd.	335,000	273,889
	Sekisui Jushi Co., Ltd.	147,000	1,021,007
	Senko Co., Ltd.	327,000	1,014,158
#	Senshu Electric Co., Ltd.	29,800	648,195
#	Shibaura Mechatronics Corp.	152,000	788,092
	Shibusawa Warehouse Co., Ltd.	228,000	880,586
	Shibuya Kogyo Co., Ltd.	84,500	710,522
#	Shima Seiki Manufacturing Co., Ltd.	119,000	2,812,449
	Shin Nippon Air Technologies Co., Ltd.	76,080	545,808
#	Shin-Keisei Electric Railway Co., Ltd.	141,000	517,292
#	Shinko Electric Co., Ltd.	447,000	1,251,449
	Shin-Kobe Electric Machinery Co., Ltd.	151,000	787,303
	Shinmaywa Industries, Ltd.	368,000	1,831,157
	Shinsho Corp.	252,000	677,499
#	Shinwa Kaiun Kaisha, Ltd.	479,000	1,733,898
	Shiraishi Corp.	25,000	27,176
#	Sho-Bond Corp.	87,900	832,397
#	Shoko Co., Ltd.	284,000	492,809
#	Showa Aircraft Industry Co., Ltd.	100,000	1,203,829
#	Showa KDE Co., Ltd.	95,000	155,447
	Sintokogio, Ltd.	178,000	2,299,560
	Soda Nikka Co., Ltd.	58,000	214,916
	Sodick Co., Ltd.	170,000	1,365,560
	Space Co., Ltd.	67,320	527,479
#	STB Leasing Co., Ltd.	61,000	1,081,065
	Subaru Enterprise Co., Ltd.	59,000	192,430
	Sugimoto & Co., Ltd.	30,000	466,613
# *	Sumitomo Coal Mining Co., Ltd.	600,500	676,042
	Sumitomo Densetsu Co., Ltd.	85,800	273,769
# *	Sumitomo Mitsui Construction Co., Ltd.	252,560	748,715
#	Sumitomo Precision Products Co., Ltd.	156,000	778,830
#	Sumitomo Warehouse Co., Ltd.	280,000	2,041,457
	Sun Wave Corp.	136,000	367,690
#	SWCC Showa Holdings Co., Ltd.	665,000	897,866
#	Tadano, Ltd.	392,000	4,231,054
	Taihei Dengyo Kaisha, Ltd.	136,000	900,167
#	Taihei Kogyo Co., Ltd.	220,000	868,131
# *	Taiheiyo Kouhatsu, Inc.	142,000	151,212
#	Taiho Kogyo Co., Ltd.	85,100	985,624
#	Taikisha, Ltd.	118,000	1,922,523
	Taisei Rotec Corp.	230,000	415,944
	Takada Kiko Co., Ltd.	44,000	154,296
	Takano Co., Ltd.	47,000	554,327
#	Takaoka Electric Manufacturing Co., Ltd.	320,000	600,242
#	Takara Printing Co., Ltd.	33,055	321,241
	Takara Standard Co., Ltd.	471,000	2,776,087
	Takasago Thermal Engineering Co., Ltd.	272,000	2,443,252
#	Takashima & Co., Ltd.	110,000	237,906
	Takigami Steel Construction Co., Ltd.	50,000	276,878
#	Takuma Co., Ltd.	268,000	1,620,210
	Tanseisha Co., Ltd.	58,000	252,237
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	504,915

16

		Shares	Value††
	TCM Corp.	272,000	$869,715
	Techno Associe Co., Ltd.	53,900	594,997
	Techno Ryowa, Ltd.	38,200	199,747
	Teikoku Electric Manufacturing Co., Ltd.	21,200	301,715
#	Tekken Corp.	478,000	647,721
	Teraoka Seisakusho Co., Ltd.	47,000	355,071
#	The Keihin Co., Ltd.	178,000	507,411
	The Kodensha Co., Ltd.	25,000	81,801
	The Nippon Road Co., Ltd.	299,000	570,711
	The Yasuda Warehouse Co., Ltd.	94,000	840,869
#	Toa Corp.	675,000	742,800
#	Toa Doro Kogyo Co., Ltd.	124,000	249,202
# *	Tobishima Corp.	1,231,500	868,003
#	Tocalo Co., Ltd.	48,000	1,770,811
	Todentu Corp.	98,000	297,991
	Toenec Corp.	301,000	1,127,061
#	Tokai Lease Co., Ltd.	60,000	129,695
#	Tokimec, Inc.	254,000	589,688
	Toko Electric Corp.	72,000	318,748
	Tokyo Biso Kogyo Corp.	19,000	130,400
	Tokyo Energy & Systems, Inc.	115,000	809,956
#	Tokyo Kikai Seisakusho, Ltd.	255,000	704,046
#	Tokyo Leasing Co., Ltd.	203,300	3,319,429
	Tokyo Sangyo Co., Ltd.	65,000	216,117
#	Tokyu Construction Co., Ltd.	202,510	1,622,217
	Toli Corp.	203,000	558,789
#	Tomoe Corp.	99,000	329,396
	Tonami Transportation Co., Ltd.	301,000	750,603
#	Tori Holdings Co., Ltd.	2,809,000	944,919
#	Torishima Pump Manufacturing Co., Ltd.	91,000	762,352
	Toshiba Plant Kensetsu Co., Ltd.	297,000	1,914,156
	Tosho Printing Co., Ltd.	192,000	587,956
	Totetsu Kogyo Co., Ltd.	97,000	547,251
# *	Toyo Construction Co., Ltd.	919,000	647,364
#	Toyo Electric Co., Ltd.	121,000	556,508
#	Toyo Engineering Corp.	597,000	2,348,740
#	Toyo Machinery & Metal Co., Ltd.	61,000	453,250
#	Toyo Shutter Co., Ltd.	11,800	131,654
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	506,348
	Trusco Nakayama Corp.	100,700	2,027,821
	Tsubaki Nakashima Co., Ltd.	160,400	2,288,971
	Tsubakimoto Chain Co.	609,000	3,393,398
	Tsubakimoto Kogyo Co., Ltd.	78,000	281,996
	Tsudakoma Corp.	204,000	428,535
#	Tsugami Corp.	272,000	1,573,461
#	Tsukishima Kikai Co., Ltd.	140,000	1,845,666
	Tsurumi Manufacturing Co., Ltd.	85,000	844,362
	Tsuzuki Denki Co., Ltd.	58,000	195,782
	TTK Co., Ltd.	62,000	340,329
	Uchida Yoko Co., Ltd.	165,000	947,317
	Ueki Corp.	47,000	78,619
#	UFJ Central Leasing Co., Ltd.	69,000	3,424,326
#	Union Tool Co.	71,200	3,234,508
	Utoc Corp.	68,000	219,240
# *	Venture Link Co., Ltd.	382,500	874,143

17

		Shares	Value††
#	Wakachiku Construction Co., Ltd.	395,000	$400,797
	Weathernews, Inc.	20,000	100,876
#	Yahagi Construction Co., Ltd.	135,000	556,503
	Yamato Corp.	68,000	261,268
	Yamaura Corp.	40,500	118,187
	Yamazen Co., Ltd.	289,000	1,816,635
	Yokogawa Bridge Corp.	98,400	408,822
	Yondenko Corp.	108,800	524,846
# *	Yuasa Trading Co., Ltd.	721,000	1,244,056
	Yuken Kogyo Co., Ltd.	107,000	320,200
	Yurtec Corp.	253,000	1,155,395
#	Yushin Precision Equipment Co., Ltd.	42,940	834,839
Total Industrials			390,260,520

Information Technology — (10.1%)
	Aichi Tokei Denki Co., Ltd.	113,000	305,123
	Aiphone Co., Ltd.	64,400	1,191,375
# *	Allied Telesis Holdings KK	237,600	327,807
#	Alpha Systems, Inc.	38,500	1,136,980
#	Anritsu Corp.	403,000	2,225,544
	AOI Electronics Co., Ltd.	35,500	827,032
*	Apic Yamada Corp.	20,000	141,848
	Argo 21 Corp.	27,700	246,852
#	Arisawa Manufacturing Co., Ltd.	139,400	1,561,278
	CAC Corp.	65,100	570,986
	Canon Electronics, Inc.	88,000	3,799,385
	Canon Finetech, Inc.	130,070	2,486,938
#	Capcom Co., Ltd.	184,400	3,266,153
	Chino Corp.	143,000	442,481
#	CMK Corp.	191,000	1,940,642
	Computer Engineering & Consulting, Ltd.	49,800	609,530
	Core Corp.	37,700	286,783
	Cresco, Ltd.	11,600	105,638
*	Daiko Denshi Tsushin, Ltd.	23,000	55,617
	Daiwabo Information System Co., Ltd.	59,000	785,084
#	Denki Kogyo Co., Ltd.	214,000	1,911,676
	DKK-TOA Corp.	31,000	76,652
#	Dodwell B.M.S., Ltd.	141,700	1,000,530
#	DTS Corp.	38,500	1,416,109
#	eAccess, Ltd.	3,747	2,184,707
	Eizo Nanao Corp.	70,100	1,751,200
*	Elna Co., Ltd.	97,000	120,821
#	Enplas Corp.	65,100	984,348
# *	Epson Toyocom Corp.	409,000	3,026,788
	ESPEC Corp.	70,000	970,512
# *	FDK Corp.	386,000	618,889
	Fuji Soft, Inc.	118,200	2,844,967
# *	Fujitsu Access, Ltd.	70,600	383,162
	Fujitsu Devices, Inc.	74,000	995,104
#	Fujitsu Fronttec, Ltd.	64,200	514,100
	Fuso Dentsu Co., Ltd.	16,000	58,714
#	Future System Consulting Corp.	1,361	1,237,898
#	GMO Internet, Inc.	191,000	1,630,793
	Graphtec Corp.	39,000	69,160
	Hakuto Co., Ltd.	71,800	1,011,259

18

		Shares	Value††
	Hitachi Business Solution Co., Ltd.	32,900	$204,651
	Hitachi Information Systems, Ltd.	137,600	2,913,930
#	Hitachi Kokusai Electric, Inc.	319,000	3,730,441
	Hitachi Software Engineering Co., Ltd.	194,800	3,620,441
	Hitachi Systems & Services, Ltd.	76,000	1,540,358
	Hochiki Corp.	70,000	355,215
#	Hokuriku Electric Industry Co., Ltd.	286,000	750,857
#	Horiba, Ltd.	103,000	3,444,273
	Hosiden Corp.	227,400	2,381,000
	Icom, Inc.	45,100	1,206,562
# *	Ikegami Tsushinki Co., Ltd.	137,000	217,546
*	Ines Corp.	158,100	946,829
	I-Net Corp.	36,800	274,607
#	Information Services International-Dentsu, Ltd.	91,400	1,112,937
# *	INTEC Holdings, Ltd.	147,128	2,097,198
#	Invoice, Inc.	36,923	1,148,659
	Ishii Hyoki Co., Ltd.	18,500	377,316
# *	Iwatsu Electric Co., Ltd.	311,000	465,684
	Japan Aviation Electronics Industry, Ltd.	183,000	2,613,874
	Japan Business Computer Co., Ltd.	59,900	549,965
	Japan Digital Laboratory Co., Ltd.	101,900	1,540,856
*	Japan Radio Co., Ltd.	429,000	1,268,173
	Jastec Co., Ltd.	54,600	441,844
*	JBIS Holdings, Inc.	47,400	256,338
	JIEC Co., Ltd.	98	89,750
	Kaga Electronics Co., Ltd.	87,600	1,557,694
	Kanematsu Electronics, Ltd.	68,300	451,334
	Kasuga Electric Works, Ltd.	44,000	188,579
	Kawatetsu Systems, Inc.	174	200,745
#	Koa Corp.	134,700	1,886,032
#	Koei Co., Ltd.	149,500	2,653,927
	Komatsu Electronics Metals Co., Ltd.	88,200	5,139,038
# *	Kubotek Corp.	285	97,992
#	Kyoden Co., Ltd.	160,000	673,839
	Kyowa Electronic Instruments Co., Ltd.	52,000	179,581
	Macnica, Inc.	56,800	1,899,304
	Marubeni Infotec Corp.	21,000	55,345
	Marubun Corp.	86,500	1,148,508
	Maruwa Co., Ltd.	31,400	724,563
	Maspro Denkoh Corp.	53,900	452,895
#	Megachips Corp.	78,500	1,463,232
#	Melco Holdings, Inc.	9,000	267,947
#	Mimasu Semiconductor Industry Co., Ltd.	13,781	271,146
	Miroku Jyoho Service Co., Ltd.	63,000	176,701
#	Mitsui High-Tec, Inc.	128,300	1,595,075
	Mitsui Knowledge Industry Co., Ltd.	33,800	524,718
#	Mitsumi Electric Co., Ltd.	228,000	3,942,140
	Moritex Corp.	35,100	161,964
*	Mutoh Industries, Ltd.	130,000	297,593
*	Nagano Japan Radio Co., Ltd.	85,000	131,149
	Nakayo Telecommunications, Inc.	49,000	172,512
#	NEC Fielding, Ltd.	168,300	2,246,316
	NEC Mobiling, Ltd.	43,100	749,121
#	NEC Tokin Corp.	349,000	2,163,683
#	Net One Systems Co., Ltd.	1,772	2,603,197

19

		Shares	Value††
#	Netmarks, Inc.	432	$304,450
#	New Japan Radio Co., Ltd.	72,000	460,436
#	NextCom K.K.	1,000	299,496
	Nichicon Corp.	260,200	3,121,215
#	Nihon Dempa Kogyo Co., Ltd.	65,700	2,709,926
#	Nihon Inter Electronics Corp.	94,700	588,512
	Nippon Avionics Co., Ltd.	83,000	324,078
	Nippon Ceramic Co., Ltd.	72,000	891,895
	Nippon Chemi-Con Corp.	398,000	3,206,929
	Nippon Systemware Co., Ltd.	30,000	173,652
	Nissho Electronics Corp.	65,800	457,592
#	NIWS Co. HQ, Ltd.	2,099	1,368,754
	Nohmi Bosai, Ltd.	130,000	858,369
	NS Solutions Corp.	48,600	1,436,385
	NSD Co., Ltd.	80,400	2,832,604
	Okaya Electric Industries Co., Ltd.	53,000	313,875
	Ono Sokki Co., Ltd.	81,000	562,506
	Origin Electric Co., Ltd.	101,000	636,310
	Osaki Electric Co., Ltd.	118,000	911,439
	PCA Corp.	17,500	271,235
*	Pulstec Industrial Co., Ltd.	21,200	52,975
	Ricoh Elemex Corp.	63,000	392,435
	Rikei Corp.	22,500	66,984
	Riken Keiki Co., Ltd.	71,400	522,527
#	Roland DG Corp.	55,400	1,694,075
	Ryoden Trading Co., Ltd.	142,000	1,012,799
	Ryosan Co., Ltd.	117,900	2,963,065
	Ryoyo Electro Corp.	100,300	1,350,826
	Sanko Co., Ltd.	22,000	115,676
	Sanshin Electronics Co., Ltd.	102,000	1,103,853
	Satori Electric Co., Ltd.	54,880	825,688
	Sekonic Corp.	36,000	86,989
#	Shindengen Electric Manufacturing Co., Ltd.	245,000	1,175,631
#	Shinkawa, Ltd.	61,100	1,379,714
	Shinko Shoji Co., Ltd.	71,000	960,624
	Shizuki Electric Co., Inc.	78,000	326,879
	Siix Corp.	33,300	318,926
	SMK Corp.	241,000	1,634,993
	Sokkisha Co., Ltd.	85,000	392,537
	Sorun Corp.	90,800	897,238
*	SPC Electronics Corp.	48,200	141,664
*	SRA Holdings	41,000	618,427
	Star Micronics Co., Ltd.	174,000	3,480,727
#	Sumida Corp.	60,849	1,180,411
#	Sumisho Computer Systems Corp.	160,100	3,903,032
#	SunTelephone Co., Ltd.	92,000	787,592
	Tachibana Eletech Co., Ltd.	64,100	634,928
	Tamura Corp.	234,000	980,650
	Tamura Taiko Holdings, Inc.	177,000	564,300
# *	Teac Corp.	584,000	622,604
	Teikoku Tsushin Kogyo Co., Ltd.	156,000	716,223
#	TIS, Inc.	145,000	3,462,009
	TKC Corp.	94,500	1,665,097
	Toko, Inc.	309,000	733,593
#	Tokyo Denpa Co., Ltd.	19,800	255,750

20

		Shares	Value††
	Tokyo Electron Device, Ltd.	248	$515,465
#	Tomen Electronics Corp.	48,500	888,288
#	Tose Co., Ltd.	17,800	195,121
#	Toshiba Ceramics Co., Ltd.	357,000	1,818,905
*	Totoku Electric Co., Ltd., Tokyo	91,000	159,903
	Toukei Computer Co., Ltd.	23,510	323,210
# *	Towa Corp.	74,800	475,313
# *	Towa Meccs Corp.	127,000	90,398
#	Toyo Corp.	100,400	1,165,207
#	Trans Cosmos, Inc.	145,400	3,006,690
	Tsuzuki Densan Co., Ltd.	22,500	108,471
	Uniden Corp.	197,000	1,456,953
*	Union Holdings Co., Ltd.	14,700	13,278
	Yamaichi Electronics Co., Ltd.	56,000	494,704
	Yaskawa Information Systems Corp.	40,000	171,774
	Ye Data, Inc.	43,000	122,977
#	Yokowo Co., Ltd.	64,200	707,454
	Zuken, Inc.	83,000	838,743
Total Information Technology			184,049,592

Materials — (8.2%)
#	Achilles Corp.	608,000	1,035,565
	Adeka Corp.	325,000	3,167,643
	Agro-Kanesho Co., Ltd.	7,000	57,426
	Arakawa Chemical Industries, Ltd.	60,100	635,670
	Aronkasei Co., Ltd.	107,000	496,115
	Asahi Organic Chemicals Industry Co., Ltd.	301,000	1,198,575
	Chuetsu Pulp and Paper Co., Ltd.	358,000	706,696
# *	Chugai Mining Co., Ltd.	564,300	522,992
#	Chugoku Marine Paints, Ltd.	214,000	1,481,629
#	Chugokukogyo Co., Ltd.	88,000	200,789
# *	Co-Op Chemical Co., Ltd.	163,000	238,582
#	Dai Nippon Toryo, Ltd.	415,000	628,188
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	101,000	258,149
#	Daiken Corp.	398,000	1,324,246
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	282,000	1,443,457
#	Daio Paper Corp.	385,000	3,121,284
#	Daiso Co., Ltd.	336,000	957,490
	DC Co., Ltd.	75,000	339,938
	Dijet Industrial Co., Ltd.	58,000	135,760
	Dynapac Co., Ltd.	25,000	90,570
	FP Corp.	68,400	2,501,526
	Fujikura Kasei Co., Ltd.	86,000	865,615
	Fumakilla, Ltd.	59,000	152,758
#	Geostar Corp.	10,000	33,408
#	Godo Steel, Ltd.	507,000	2,501,111
#	Gun-Ei Chemical Industry Co., Ltd.	269,000	702,487
	Harima Chemicals, Inc.	69,000	451,223
#	Hodogaya Chemical Co., Ltd.	261,000	783,243
	Hokkan Holdings, Ltd.	198,000	614,818
#	Hokko Chemical Industry Co., Ltd.	71,000	265,939
#	Hokuetsu Paper Mills, Ltd.	513,000	2,757,126
#	Hokushin Co., Ltd.	64,000	115,009
	Honshu Chemical Industry Co., Ltd.	29,000	238,281

21

		Shares	Value††
#	Ihara Chemical Industry Co., Ltd.	155,000	$415,660
	ISE Chemicals Corp.	75,000	690,859
*	Ishihara Sangyo Kaisha, Ltd.	1,178,500	1,512,132
#	Ishii Iron Works Co., Ltd.	77,000	172,468
#	Japan Carlit Co., Ltd.	59,800	436,206
	JSP Corp.	92,400	923,530
	Kanto Denka Kogyo Co., Ltd.	174,000	1,128,120
	Kasei (C.I.) Co., Ltd.	89,000	317,477
	Katakura Chikkarin Co., Ltd.	43,000	148,319
	Kawasaki Kasei Chemicals, Ltd.	88,000	141,793
#	Kishu Paper Co., Ltd.	233,000	338,996
	Koatsu Gas Kogyo Co., Ltd.	167,000	945,444
	Kohsoku Corp.	59,500	349,234
	Konishi Co., Ltd.	55,600	493,847
	Kumiai Chemical Industry Co., Ltd.	263,000	527,164
	Kureha Corp.	603,000	2,816,699
#	Kurimoto, Ltd.	418,000	994,681
#	Kurosaki Harima Corp.	247,000	904,738
#	MEC Co., Ltd.	62,800	735,359
	Mesco, Inc.	30,000	156,363
# *	Mitsubishi Paper Mills, Ltd.	999,000	1,643,632
	Mitsubishi Plastics, Inc.	680,000	1,895,309
	Mitsubishi Shindoh Co., Ltd.	34,000	98,421
#	Mitsubishi Steel Manufacturing Co., Ltd.	494,000	2,109,097
# *	Mitsui Mining Co., Ltd.	707,000	1,162,761
	Mory Industries, Inc.	135,000	470,320
	Nakabayashi Co., Ltd.	147,000	306,303
	Nakayama Steel Works, Ltd.	415,000	1,435,502
#	Neturen Co., Ltd., Tokyo	135,000	1,607,517
#	Nichia Steel Works, Ltd.	157,900	570,880
	Nichireki Co., Ltd.	74,000	218,202
	Nifco, Inc.	171,000	3,685,499
	Nihon Kagaku Sangyo Co., Ltd.	49,000	355,007
	Nihon Matai Co., Ltd.	82,000	185,022
	Nihon Nohyaku Co., Ltd.	207,000	692,772
	Nihon Parkerizing Co., Ltd.	204,000	3,636,805
	Nihon Seiko Co., Ltd.	18,000	56,263
*	Nippon Carbide Industries Co., Inc.	201,000	429,673
	Nippon Chemical Industrial Co., Ltd.	273,000	762,189
#	Nippon Chutetsukan KK	73,000	156,529
#	Nippon Concrete Industries Co., Ltd.	134,000	346,366
#	Nippon Denko Co., Ltd.	331,000	1,217,977
	Nippon Fine Chemical Co., Ltd.	82,000	514,195
	Nippon Foil Mfg., Co., Ltd.	51,000	78,633
# *	Nippon Kasei Chemical Co., Ltd.	318,000	579,203
#	Nippon Kinzoku Co., Ltd.	200,000	424,697
#	Nippon Koshuha Steel Co., Ltd.	396,000	684,016
#	Nippon Metal Industry Co., Ltd.	544,000	1,543,147
	Nippon Paint Co., Ltd.	798,000	4,248,298
	Nippon Pigment Co., Ltd.	11,000	36,116
#	Nippon Pillar Packing Co., Ltd.	71,000	783,911
*	Nippon Soda Co., Ltd.	492,000	2,112,646
#	Nippon Valqua Industries, Ltd.	282,000	971,001
#	Nippon Yakin Kogyo Co., Ltd.	348,000	1,900,056
#	Nittetsu Mining Co., Ltd.	264,000	2,099,363

22

		Shares	Value††
	Nitto FC Co., Ltd.	72,000	$437,653
	NOF Corp.	633,000	3,396,847
	Okamoto Industries, Inc.	370,000	1,344,397
	Okura Industrial Co., Ltd.	192,000	757,086
#	Osaka Steel Co., Ltd.	134,400	2,420,723
	Riken Technos Corp.	202,000	734,713
#	S Science Co., Ltd.	3,050,000	789,162
#	S.T. Chemical Co., Ltd.	91,700	1,230,152
	Sakai Chemical Industry Co., Ltd.	331,000	1,655,875
	Sakata INX Corp.	186,000	954,328
#	Sanyo Chemical Industries, Ltd.	374,000	2,448,246
	Sanyo Special Steel Co., Ltd.	434,000	2,797,540
	Sekisui Plastics Co., Ltd.	311,000	1,021,834
	Shikoku Chemicals Corp.	183,000	1,063,523
	Shinagawa Refractories Co., Ltd.	203,000	670,283
	Shin-Etsu Polymer Co., Ltd.	243,000	3,318,969
	Showa Tansan Co., Ltd.	49,000	178,426
	Somar Corp.	43,000	162,810
#	Stella Chemifa Corp.	37,500	1,273,823
#	Sumitomo Light Metal Industries, Ltd.	1,172,000	2,332,704
	Sumitomo Osaka Cement Co., Ltd.	215,000	665,290
	Sumitomo Pipe & Tube Co., Ltd.	87,000	452,273
	Sumitomo Seika Chemicals Co., Ltd.	211,000	1,154,171
	Taisei Lamick Co., Ltd.	18,900	475,602
#	Takasago International Corp.	313,000	1,532,707
	Takiron Co., Ltd.	236,000	813,953
	Tayca Corp.	154,000	405,979
	The Nippon Synthetic Chemical Industry Co., Ltd.	304,000	1,108,686
# *	Titan Kogyo Kabushiki Kaisha	59,000	91,347
	Toagosei Co., Ltd.	843,000	3,059,176
#	Toda Kogyo Corp.	127,000	502,025
	Tohcello Co., Ltd.	105,000	1,297,495
# *	Toho Rayon Co., Ltd.	426,000	2,948,899
	Toho Zinc Co., Ltd.	395,000	3,187,987
*	Tohpe Corp.	36,000	50,284
#	Tokai Carbon Co., Ltd.	651,360	4,462,947
#	Tokai Pulp & Paper Co., Ltd.	198,000	594,571
#	Tokushu Paper Manufacturing Co., Ltd.	146,000	741,422
	Tokyo Rope Manufacturing Co., Ltd.	504,000	911,506
	Tokyo Tekko Co., Ltd.	147,000	1,189,883
	Tomoegawa Paper Co., Ltd.	96,000	325,060
	Tomoku Co., Ltd.	247,000	542,404
	Topy Industries, Ltd.	700,000	2,732,953
#	Toyo Kohan Co., Ltd.	312,000	1,108,710
#	Tsutsunaka Plastic Industry Co., Ltd.	128,000	589,354
	TYK Corp.	82,000	189,858
	Ube Material Industries, Ltd.	250,000	792,221
#	Wood One Co., Ltd.	152,000	1,436,014
	Yamamura Glass Co., Ltd.	369,000	978,859
	Yodogawa Steel Works, Ltd.	569,000	2,721,673
	Yuki Gosei Kogyo Co., Ltd.	49,000	162,144
#	Yushiro Chemical Industry Co., Ltd.	45,000	873,829
Total Materials			150,278,101

23

		Shares	Value††
Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	$380
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	864
*	Maruishi Holdings Co., Ltd.	214,000	1,849
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,028
Total Other			4,121

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,615,905

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	491,958
	Hokuriku Gas Co., Ltd.	94,000	293,099
	Okinawa Electric Power Co., Ltd.	51,110	2,964,103
#	Saibu Gas Co., Ltd.	1,161,000	2,695,876
	Shizuoka Gas Co., Ltd.	236,000	1,767,181
	Tokai Corp.	226,000	805,057
Total Utilities			9,017,274

TOTAL COMMON STOCKS			1,371,084,590

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	0

24

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (25.0%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $4,080,825 FHLMC 5.000%, 04/15/34, valued at $4,110,874) to be repurchased at $4,030,268	$4,030	$4,029,674

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,902,115 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 05/01/11 to 11/01/36, valued at $237,124,500) to be repurchased at $232,509,290	232,475	232,475,000

@	Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $67,150,000 FHLMC 5.500%, 11/01/22 & FNMA 5.000%, 01/01/19, valued at $29,176,296) to be repurchased at $28,607,517	28,603	28,603,298

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $38,115,000 FNMA 3.50%, 03/25/33, valued at $9,385,774) to be repurchased at $9,248,333	9,247	9,247,000

@	Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $325,200,000 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 03/01/13 to 11/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 12/01/16 to 07/01/35, valued at $186,663,784) to be repurchased at $183,026,993	183,000	183,000,000

TOTAL TEMPORARY CASH INVESTMENTS			457,354,972

TOTAL INVESTMENTS - (100.0%)
(Cost $1,792,819,457)			$1,828,439,562

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

AUSTRALIA — (41.9%)
COMMON STOCKS — (41.8%)
	A.I., Ltd.	351,686	$106,967
	AAV, Ltd.	256,027	235,955
#	ABB Grain, Ltd.	585,203	3,210,410
*	Acclaim Exploration NL	435,905	16,809
*	Adacel Technologies, Ltd.	113,249	62,143
*	Adamus Resources, Ltd.	284,933	139,261
	ADCorp Australia, Ltd.	123,389	55,588
	Adelaide Bank, Ltd.	428,992	4,409,561
	Adelaide Brighton, Ltd.	2,191,287	4,537,821
*	Admiralty Resources NL	1,732,343	127,195
#	Adsteam Marine, Ltd.	1,063,826	1,967,893
	Adtrans Group, Ltd.	32,047	79,611
*	Advanced Magnesium, Ltd.	16,619	5,926
	Aevum, Ltd.	113,465	196,721
*	AFT Corp., Ltd.	495,284	3,887
*	Agenix, Ltd.	333,983	32,757
*	Agincourt Resources, Ltd.	765,650	820,732
# *	Aim Resources, Ltd.	2,073,831	606,899
*	Ainsworth Game Technology, Ltd.	393,653	120,995
*	AJ Lucas Group, Ltd.	151,268	126,792
*	Alchemia, Ltd.	348,825	253,078
#	Alesco Corp., Ltd.	281,232	2,327,642
*	Alkane Exploration, Ltd.	529,266	106,434
# *	Allegiance Mining NL	2,338,425	774,469
# *	Alliance Resources, Ltd.	798,884	1,160,128
*	Allied Medical, Ltd.	11,746	0
*	Allied Technologies Group, Ltd.	92,007	7,990
	Altium, Ltd.	162,100	102,237
*	Amadeus Energy, Ltd.	694,953	552,315
	Amalgamated Holdings, Ltd.	369,007	1,686,703
	Amcom Telecommunications, Ltd.	596,711	101,708
	Ammtec, Ltd.	8,165	30,370
*	Anadis, Ltd.	136,900	27,153
#	Ansell, Ltd.	602,086	5,549,323
*	Antares Energy, Ltd.	510,462	257,483
# *	Anzon Australia, Ltd.	367,321	464,202
	AP Eagers, Ltd.	33,223	246,265
# *	Aquila Resources, Ltd.	14,300	75,473
#	ARB Corporation, Ltd.	254,104	740,585
*	ARC Energy, Ltd.	887,033	1,030,533
	Ariadne Australia, Ltd.	291,838	123,963
*	Arrow Energy NL	1,344,460	1,092,893
	ASG Group, Ltd.	30,858	21,923
	Aspen Group, Ltd.	822,552	1,183,374
*	Astron, Ltd.	72,300	143,734

1

		Shares	Value††
	Atlas Group Holding, Ltd.	345,067	$267,397
	Atlas South Sea Pearl, Ltd.	82,585	22,762
*	Aurora Oil & Gas, Ltd.	202,200	92,620
	Ausdrill, Ltd.	521,999	781,894
*	AuSelect, Ltd.	190,565	166,653
	Ausmelt, Ltd.	44,782	35,350
	Auspine, Ltd.	198,619	695,360
	Ausron, Ltd.	60,281	1,956
	Austal, Ltd.	753,323	2,204,469
# *	Austar United Communications, Ltd.	5,032,941	4,932,722
	Austereo Group, Ltd.	1,574,384	2,685,392
	Austin Group, Ltd.	70,265	15,556
*	Austpac Resources NL	2,001,772	123,227
#	Australand Property Group	833,886	1,275,693
#	Australian Agricultural Co., Ltd.	958,019	1,395,091
#	Australian Infrastructure Fund	1,487,845	3,038,972
	Australian Pharmaceutical Industries, Ltd.	1,014,953	2,009,448
#	Australian Pipeline Trust	1,269,397	4,249,252
# *	Australian Worldwide Exploration, Ltd.	1,801,281	4,383,899
*	Auto Group, Ltd.	41,309	5,866
# *	Autron Corporation, Ltd.	989,247	60,030
	Avatar Industries, Ltd.	195,019	247,392
*	Avexa, Ltd.	119,842	22,758
#	AVJennings Homes, Ltd.	846,418	760,684
#	AWB, Ltd.	1,409,550	3,166,193
*	Aztec Resources, Ltd.	2,371,592	505,355
*	B Digital, Ltd.	2,450,714	299,690
*	Babcock & Brown Environmental Investments, Ltd.	468,765	666,580
# *	Ballarat Goldfields NL	4,399,876	937,470
*	Ballarat South Gold, Ltd.	1,996	14,210
#	Bank of Queensland, Ltd.	416,079	5,044,300
	Baxter Group, Ltd.	143,509	623,709
#	Beach Petroleum, Ltd.	2,731,453	3,066,013
	Beaconsfield Gold NL	89,078	30,219
#	Bendigo Bank, Ltd.	381,292	4,233,055
# *	Bendigo Mining NL	1,678,447	1,094,448
	Beyond International, Ltd.	61,256	41,079
# *	Biota Holdings, Ltd.	718,460	845,915
#	Blackmores, Ltd.	62,368	833,377
*	Blina Diamonds, Ltd. NL	15,073	6,059
*	BMA Gold, Ltd.	710,924	163,028
	Bolnisi Gold NL	1,170,501	2,978,466
#	Boom Logistics, Ltd.	667,064	2,084,640
# *	Boulder Group NL	968,036	390,833
*	BQT Solutions, Ltd.	179,898	16,306
#	Bradken, Ltd.	421,076	2,318,930
	Brazin, Ltd.	336,893	472,300
*	Breakaway Resporces. Ltd.	547,846	183,558
	Brickworks, Ltd.	28,595	266,460
	Bridgestone Australia, Ltd.	80,100	176,300
	Broadcast Services Australia, Ltd.	351,743	111,202
#	Cabcharge Australia, Ltd.	454,438	3,242,899
*	Calliden Group, Ltd.	558,593	202,390
	Campbell Brothers, Ltd.	208,178	3,483,932
#	Candle Australia, Ltd.	193,489	513,799

2

		Shares	Value††
*	Cape Range Wireless, Ltd.	3,581,304	$11,302
# *	Capral Aluminium, Ltd.	743,515	615,799
	Cardno, Ltd.	183,313	794,943
*	Carnarvon Petroleum, Ltd.	1,734,433	113,832
# *	CBH Resources, Ltd.	2,447,873	1,500,547
	CCI Holdings, Ltd.	20,606	5,292
*	CDS Technologies, Ltd.	96,299	163,581
	CEC Group, Ltd.	137,373	203,748
	Cedar Woods Properties, Ltd.	89,116	332,335
# *	Cellestis, Ltd.	362,010	1,025,783
	Cellnet Group, Ltd.	154,345	171,318
*	Centamin Egypt, Ltd.	1,611,779	901,528
#	Centennial Coal, Ltd.	1,220,596	2,830,042
*	Centralian Minerals, Ltd.	41,182	0
*	Ceramic Fuel Cells, Ltd.	489,608	293,786
	Chandler Macleod, Ltd.	80,000	62,735
# *	Chemeq, Ltd.	166,742	24,340
*	ChemGenex Pharmaceuticals, Ltd.	261,684	134,072
	Chiquita Brands South Pacific, Ltd.	358,035	208,125
*	Chrome Corp., Ltd.	96,000	378
*	Circadian Technologies, Ltd.	64,591	76,645
*	Citigold Corp., Ltd.	2,412,844	945,239
#	City Pacific, Ltd.	533,962	1,891,103
*	Clinuvel Pharmaceuticals, Ltd.	214,285	90,541
*	Clough, Ltd.	1,642,831	582,159
*	Clover Corp., Ltd.	269,348	28,874
*	Cluff Resources Pacific NL	911,746	10,120
	CMI, Ltd.	81,810	77,289
*	CO2 Group, Ltd.	280,693	63,019
	Coates Hire, Ltd.	1,064,671	4,656,879
	Codan, Ltd.	142,942	151,983
#	Coffey International, Ltd.	292,890	935,355
#	Collection House, Ltd.	311,854	268,381
#	Commander Communications, Ltd.	887,980	1,575,027
# *	Compass Resources NL	482,636	1,864,149
*	Coneco, Ltd.	27,850	13,528
#	ConnectEast Group	4,986,229	5,781,548
# *	Conquest Mining, Ltd.	485,515	170,954
#	Consolidated Minerals, Ltd.	827,856	1,302,912
	Consolidated Rutile, Ltd.	1,351,830	719,085
*	Coplex Resources NL	231,400	16,431
# *	Copperco, Ltd.	1,377,495	573,296
#	Corporate Express Australia, Ltd.	712,055	3,183,546
	Count Financial, Ltd.	887,498	1,634,477
	Coventry Group, Ltd.	124,138	427,487
*	CP1, Ltd.	70,000	44,588
*	CPI, Ltd.	68,585	25,068
#	Crane Group, Ltd.	243,667	2,632,769
*	Crescent Gold, Ltd.	380,000	88,406
*	Croesus Mining NL	878,058	190,504
*	Cue Energy Resources, Ltd.	452,354	42,955
*	Customers, Ltd.	1,607,640	317,321
*	Cytopia, Ltd.	187,724	100,870
	Danks Holdings, Ltd.	10,425	64,197
	DCA Group, Ltd.	1,820,485	4,924,641

3

		Shares	Value††
	Devine, Ltd.	423,724	$353,789
*	Dioro Exploration NL	297,142	16,599
	Dominion Mining, Ltd.	277,017	362,790
*	Dragon Mining NL	836,493	108,862
*	Drillsearch Energy, Ltd.	650,000	92,577
#	DUET Group	1,491,647	3,433,340
*	Eastern Star Gas, Ltd.	1,694,244	341,342
*	Echelon Resources, Ltd.	7,950	2,458
*	Ellex Medical Lasers, Ltd.	162,000	103,662
	emitch, Ltd.	614,731	624,978
*	Emporer Mines, Ltd.	1,284,668	284,362
#	Energy Developments, Ltd.	577,938	2,131,894
# *	Energy World Corp., Ltd.	1,155,630	631,506
*	engin, Ltd.	674,773	146,387
#	Envestra, Ltd.	3,213,656	2,926,101
*	Environmental Solutions International, Ltd.	13,473	2,873
	Equigold NL	645,805	883,023
# *	ERG, Ltd.	2,832,350	616,249
*	Espreon, Ltd.	178,000	103,263
*	Falcon Minerals, Ltd.	595,369	187,141
#	Fantastic Holdings, Ltd.	363,333	988,652
#	Felix Resources, Ltd.	710,775	2,264,328
*	First Australian Resources, Ltd.	1,068,074	105,547
#	FKP, Ltd.	839,181	4,092,398
#	Fleetwood Corp., Ltd.	195,097	1,231,516
	Flight Centre, Ltd.	350,031	4,647,591
	Forest Enterprises Australia, Ltd.	1,166,236	572,820
#	Funtastic, Ltd.	485,637	509,851
	Futuris Corp., Ltd.	2,840,292	4,233,075
	Gale Pacific, Ltd.	125,851	54,503
	Gazal Corp., Ltd.	104,542	190,869
# *	Genetic Technologies, Ltd.	830,383	244,548
# *	Geodynamics, Ltd.	428,007	296,576
# *	Gindalbie Metals, Ltd.	1,695,584	751,697
*	Giralia Resources NL	104,350	40,325
*	Global Television, Ltd.	80,023	64,223
*	Globe International, Ltd.	882,836	167,109
*	Gold Aura, Ltd.	61,645	4,034
*	Golden Gate Petroleum, Ltd.	480,988	191,985
*	Goldstream Mining NL	372,242	169,167
	Gowing Bros., Ltd.	79,311	218,135
#	Graincorp, Ltd. Series A	166,682	1,116,988
#	Grand Hotel Group	826,037	864,867
*	Grange Resources, Ltd.	288,220	343,021
#	GRD, Ltd.	775,365	1,246,294
*	Great Gold Mines NL	17,866	742
#	Great Southern Plantations, Ltd.	1,304,118	3,124,861
	Green’s Foods, Ltd.	202,281	139,777
#	GUD Holdings, Ltd.	233,672	1,511,461
#	Gunns, Ltd.	1,354,811	3,108,397
	GWA International, Ltd.	1,110,557	3,294,168
# *	Hardman Resources, Ltd.	2,750,141	4,472,609
#	Healthscope, Ltd.	943,956	4,040,347
# *	Herald Resources, Ltd.	763,346	658,131
*	Heron Resources, Ltd.	175,000	115,753

4

		Shares	Value††
	HGL, Ltd.	94,486	$160,060
#	Hills Industries, Ltd.	677,779	2,564,612
#	Home Building Society, Ltd.	35,800	414,220
*	Horizon Oil, Ltd.	2,799,159	684,269
#	Housewares International, Ltd.	498,037	726,853
	HPAL, Ltd.	460,122	660,592
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	341,502
#	IBA Health, Ltd.	1,340,840	1,243,464
	IBT Education, Ltd.	829,394	1,185,750
*	ICSGlobal, Ltd.	177,934	33,015
#	iiNet, Ltd.	487,339	339,319
#	Iluka Resources, Ltd.	784,920	4,334,831
	Imdex, Ltd.	513,660	319,982
#	Incitec Pivot, Ltd.	226,180	6,126,204
	Independence Group NL	441,857	1,522,738
*	Independent Practitioner Network, Ltd.	457,414	79,442
*	Indophil Resources NL	1,510,858	901,049
*	Industrea, Ltd.	1,178,487	236,857
	Infomedia, Ltd.	1,219,082	831,709
#	Institute of Drug Technology Australia, Ltd.	82,205	111,082
	Integrated Group, Ltd.	277,729	426,865
	Integrated Research, Ltd.	261,513	107,123
*	Intellect Holdings, Ltd.	48,362	12,557
*	Intermoco, Ltd.	2,462,900	71,895
	International All Sports, Ltd.	58,815	12,507
*	Intrepid Mines, Ltd.	320,115	226,534
#	Invocare, Ltd.	379,974	1,647,262
	IOOF Holdings, Ltd.	249,558	2,103,477
	Iress Market Technology, Ltd.	446,372	2,425,288
#	IWL, Ltd.	231,277	860,586
*	Ixla, Ltd.	89,921	1,632
# *	Jabiru Metals, Ltd.	1,215,563	759,588
#	JB Hi-Fi, Ltd.	412,988	1,953,991
#	Jones (David), Ltd.	1,777,508	5,340,585
#	Jubilee Mines NL	494,194	5,322,865
*	Jumbuck Entertainment, Ltd.	7,000	9,834
#	Just Group, Ltd.	859,700	2,469,746
	K&S Corp., Ltd.	143,650	413,412
# *	Kagara Zinc, Ltd.	793,205	4,552,458
*	Keycorp, Ltd.	156,412	101,146
# *	Kimberley Diamond Co. NL	296,906	191,731
*	Kings Minerals NL	1,284,989	681,226
#	Kingsgate Consolidated, Ltd.	354,586	1,174,054
	Kresta Holdings, Ltd.	231,002	60,904
# *	Lafayette Mining, Ltd.	2,923,208	225,015
*	Lakes Oil NL	5,026,217	71,112
	Lemarne Corp., Ltd.	30,790	55,731
*	Leyshon Resources, Ltd.	103,357	46,995
*	Life Therapeutics, Ltd.	348,857	412,370
	Lighting Corp., Ltd.	180,200	79,479
	Lipa Pharmaceuticals, Ltd.	302,099	184,102
	Lycopodium, Ltd.	30,000	75,572
*	Lynas Corp., Ltd.	1,572,869	497,695
#	MacArthur Coal, Ltd.	725,688	2,537,989
	MacMahon Holdings, Ltd.	2,062,773	1,365,829

5

		Shares	Value††
# *	Macmin Silver, Ltd.	1,694,501	$406,259
*	Macquarie Corporate Telecommunications, Ltd.	35,019	25,659
*	Magnesium International, Ltd.	32,803	3,607
# *	Marion Energy, Ltd.	724,742	431,949
	Maryborough Sugar Factory, Ltd.	628	5,436
*	Matrix Oil NL	2,091	165
	MaxiTRANS Industries, Ltd.	637,133	288,888
	McGuigan Simeon Wines, Ltd.	457,911	1,171,342
#	McMillan Shakespeare, Ltd	124,748	383,698
	McPherson’s, Ltd.	235,658	486,131
	Melbourne IT, Ltd.	273,436	604,605
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	691,566
# *	Metal Storm, Ltd.	1,615,449	192,197
*	MFS Diversified Group	334,626	246,055
	MFS, Ltd.	281,961	932,782
*	Midwest Corp., Ltd.	544,068	337,300
*	Miller’s Retail, Ltd.	771,659	991,517
	Mincor Resources NL	758,770	1,243,845
*	Mineral Deposits, Ltd.	331,000	425,630
#	Monadelphous Group, Ltd.	314,760	1,980,603
#	Mortgage Choice, Ltd.	444,700	926,388
*	Mosaic Oil NL	1,420,299	190,147
# *	Mount Gibson Iron, Ltd.	1,638,823	1,050,770
*	Multiemedia, Ltd.	4,822,552	26,358
*	MXL, Ltd.	932,804	62,119
	MYOB, Ltd.	1,324,634	1,155,816
	Namoi Cotton Cooperative, Ltd.	176,490	77,844
	National Can Industries, Ltd.	97,017	121,757
	National Hire Group, Ltd.	102,000	146,448
	New Hope Corp., Ltd.	2,979,357	3,055,737
*	Niagara Mining, Ltd.	763,656	178,985
# *	Nido Petroleum, Ltd.	2,578,767	366,076
*	North Australian Diamonds, Ltd.	2,366,474	93,219
*	Norwood Abbey, Ltd.	326,063	24,134
# *	Novogen, Ltd.	367,501	738,856
#	Nufarm, Ltd.	287,774	2,166,810
# *	Nylex, Ltd.	3,234,837	148,276
*	Nylex, Ltd.	1,490,707	70,565
	Oakton, Ltd.	333,169	1,137,535
*	Occupational & Medical Innovations, Ltd.	31,208	10,340
# *	Oceana Gold, Ltd.	2,357,996	1,282,534
*	Optiscan Imaging, Ltd.	37,101	13,173
# *	Orbital Corp., Ltd.	537,358	76,453
*	Orchard Petroleum, Ltd.	708,000	443,934
#	OrotonGroup, Ltd.	79,968	135,532
	Pacific Brands, Ltd.	2,047,113	4,293,548
	Pacific Group, Ltd.	529,159	911,880
# *	Pan Australian Resources, Ltd.	5,452,477	1,440,884
*	Pan Pacific Petroleum NL	491,700	77,839
*	Panbio, Ltd.	58,078	14,154
	Paperlinx, Ltd.	1,762,482	5,484,488
*	Payce Consolidated, Ltd.	29,670	66,713
	PCH Group, Ltd.	647,651	355,105
#	Peet, Ltd.	680,998	2,209,103
*	People Telecom, Ltd.	535,431	29,922

6

		Shares	Value††
*	Peptech, Ltd.	634,000	$654,765
	Perilya, Ltd.	612,415	2,247,789
# *	Perseverance Corp., Ltd.	2,149,546	660,917
*	Petra Diamonds, Ltd.	65,193	164,467
# *	Petsec Energy, Ltd.	539,806	1,067,384
# *	Pharmaxis, Ltd.	774,099	1,935,448
*	Planet Gas, Ltd.	395,000	84,273
*	Plantcorp NL	4,329	0
*	Platinum Australia, Ltd.	667,124	716,773
*	PMP, Ltd.	1,163,268	1,726,421
*	Polartechnics, Ltd.	57,873	4,330
#	Port Bouvard, Ltd.	240,678	934,414
*	Portman, Ltd.	28,445	112,308
*	PowerTel, Ltd. Series B	175,372	207,709
	PPK Group, Ltd.	99,965	60,634
*	Prana Biotechnology, Ltd.	195,424	64,488
*	Precious Metals Australia, Ltd.	188,084	333,888
#	Primary Health Care, Ltd.	508,734	5,120,806
	Prime Television, Ltd.	416,327	1,261,654
# *	Primelife Corp., Ltd.	527,461	477,863
*	Progen Industries, Ltd.	146,935	462,444
	Programmed Maintenance Service, Ltd.	282,393	1,060,100
	Promentum, Ltd.	181,910	179,124
# *	pSvida, Ltd.	1,423,508	296,308
#	Queensland Cotton Holdings, Ltd.	89,966	234,102
#	Ramsay Health Care, Ltd.	430,216	3,743,977
	Raptis Group, Ltd.	12,000	9,388
#	RCR Tomlinson, Ltd.	448,851	744,412
#	Rebel Sport, Ltd.	295,305	1,055,866
*	Reckon, Ltd.	97,000	76,604
# *	Redflex Holdings, Ltd.	324,553	690,832
# *	Redport, Ltd.	1,380,196	239,559
	Reece Australia, Ltd.	251,463	3,968,775
*	Renison Consolidated Mines NL	1,028,286	146,028
#	Repco Corp., Ltd.	758,607	828,252
*	Repcol, Ltd.	554,848	61,257
*	Resolute Mining, Ltd.	923,264	1,295,513
*	Resonance Health, Ltd.	51,212	861
# *	Resource Pacific Holdings, Ltd.	619,600	610,929
#	Ridley Corp., Ltd.	1,077,565	959,766
# *	Riversdale Mining, Ltd.	508,435	753,621
# *	Roc Oil Co., Ltd.	872,321	2,260,136
*	Roc Oil Co., Ltd.	327,119	831,018
	Rock Building Society, Ltd.	25,092	106,012
	Ross Human Directions, Ltd.	139,123	68,459
	Rural Press, Ltd.	487,796	4,562,419
*	Ruralco Holdings, Ltd.	65,840	179,026
	S8, Ltd.	320,050	1,127,847
#	SAI Global, Ltd.	572,207	1,625,041
*	Salinas Energy, Ltd.	399,290	109,053
*	Sally Malay Mining, Ltd.	727,599	1,148,181
#	Salmat, Ltd.	471,824	1,427,123
*	Samson Oil & Gas, Ltd.	257,861	59,884
*	Scarborough Minerals P.L.C. CDI	43,536	35,797
#	Schaffer Corp., Ltd.	33,766	169,686

7

		Shares	Value††
	SDI, Ltd.	369,901	$247,580
#	Select Harvests, Ltd.	153,080	1,562,811
#	Senetas Corp., Ltd.	1,846,596	657,622
	Servcorp, Ltd.	237,004	1,002,602
	Seven Network, Ltd.	224,582	1,873,134
*	Shield Mining, Ltd.	72,292	11,407
# *	Silex System, Ltd.	519,205	2,112,037
# *	Sino Gold, Ltd.	618,783	2,833,465
# *	Sino Strategic International, Ltd.	124,164	185,499
*	Sirtex Medical, Ltd.	140,866	315,471
	Skilled Group, Ltd.	387,971	1,608,488
*	SMC Gold, Ltd.	1,359,620	213,918
	Smorgon Steel Group, Ltd.	3,274,819	4,514,684
#	SMS Management & Technology, Ltd.	250,004	864,561
#	Southern Cross Broadcasting (Australia), Ltd.	259,672	3,271,459
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,575,621	1,180,501
*	Sphere Investments, Ltd.	374,662	384,811
#	Spotless Group, Ltd.	867,836	3,059,450
*	ST Synergy, Ltd.	33,420	62,638
# *	St. Barbara, Ltd.	3,078,827	1,388,155
*	Starpharma Holdings, Ltd.	497,958	197,301
	Straits Resources, Ltd.	735,823	1,967,052
*	Strategic Minerals Corp. NL	358,100	43,936
*	Strathfield Group, Ltd.	492,553	15,074
	Stuart Petroleum, Ltd.	201,731	197,456
#	STW Communications Group, Ltd.	825,788	2,168,467
*	Summit Resources, Ltd.	799,926	1,728,855
# *	Sundance Resources, Ltd.	4,006,948	267,209
#	Sunland Group, Ltd.	1,189,741	3,050,746
	Super Cheap Auto Group, Ltd.	400,306	837,274
#	Sydney Attractions Group, Ltd.	69,185	310,126
*	Sydney Gas, Ltd.	661,636	182,742
	Symex Holdings, Ltd.	311,160	185,302
	Talent2 International, Ltd.	191,615	270,998
*	Tandou, Ltd.	5,115	2,752
*	Tap Oil, Ltd.	597,002	702,960
	Tassal Group, Ltd.	514,964	690,769
	Technology One, Ltd.	1,181,590	865,386
*	Tectonic Resources NL	259,183	16,806
#	Ten Network Holdings, Ltd.	1,658,273	4,515,694
	Thakral Holdings Group	2,439,283	1,762,341
	The Reject Shop, Ltd.	100,526	643,662
#	Timbercorp, Ltd.	1,103,274	2,602,596
*	Toodyay Resources, Ltd.	20,163	447
*	Tooth & Co., Ltd.	153,000	7,001
	Total Communications Infrastructure, Ltd.	393,053	419,215
*	Tower Australia Group, Ltd.	438,952	813,830
*	Tox Free Solutions, Ltd.	256,486	303,809
	Transfield Services, Ltd.	768,280	5,483,036
	Troy Resources NL	140,242	310,479
	Trust Co. Ltd.	75,179	698,809
*	Unilife Medical Solutions, Ltd.	147,406	23,421
*	Union Resources, Ltd.	1,290,000	39,460
#	United Group, Ltd.	393,438	4,325,763

8

		Shares	Value††
*	Universal Resources, Ltd.	109,414	$12,477
*	Unwired Group, Ltd.	775,038	180,210
	UXC, Ltd.	627,620	851,053
#	Veda Advantage, Ltd.	921,433	1,926,435
# *	Ventracor, Ltd.	983,127	633,701
*	Victoria Petroleum NL	508,049	92,282
*	View Resources, Ltd.	260,000	43,946
*	Village Life, Ltd.	203,651	24,788
#	Village Roadshow, Ltd.	591,536	1,400,826
#	Vision Group Holdings, Ltd.	246,032	831,841
#	Vision Systems, Ltd.	645,192	1,903,102
	Waterco, Ltd.	33,300	65,592
#	Watpac, Ltd.	339,784	923,607
#	Wattyl, Ltd.	369,263	853,595
# *	Webjet, Ltd.	1,172,242	333,124
	Webster, Ltd.	127,169	80,478
*	Wedgetail Mining, Ltd.	468,970	110,746
*	Wentworth Mutual, Ltd.	316,666	172,876
# *	Western Areas NL	616,114	1,862,414
#	WHK Group, Ltd.	884,784	1,495,723
	Wide Bay Australia, Ltd.	47,718	472,795
	Willmott Forests, Ltd.	51,672	60,013
TOTAL COMMON STOCKS			430,731,255

PREFERRED STOCKS — (0.1%)
#	Village Roadshow, Ltd. Class A	303,417	654,646

RIGHTS/WARRANTS — (0.0%)
*	Australian Pipeline Trust Rights 12/04/06	362,684	128,763
*	Ballarat South Gold, Ltd. Warrants	6,458	0
*	Chrome Corp., Ltd. Options 09/30/09	32,000	63
*	Clough, Ltd. Rights 12/07/06	126,371	0
*	Coffey International, Ltd. Rights 12/19/06	83,682	33,011
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	54
*	Gold Aura, Ltd. Options 03/31/09	10,274	243
*	Horizon Oil, Ltd. Options 02/28/08	132,778	11,523
*	Macmin Silver, Ltd. Rights 12/08/06	112,966	0
*	Nylex, Ltd. Options 12/12/09	1,490,707	23,522
*	Nylex, Ltd. Rights 11/27/06	695,663	9,879
*	Oceana Gold, Ltd. Options 01/01/09	377,098	44,627
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	9,310
*	Polartechnics, Ltd. Options 11/28/06	7,234	6
*	Total Communications Infrastructure, Ltd. Rights 12/15/06	58,957	22,327
*	Tower Australia Group, Ltd. Rights 12/14/06	187,388	113,097
TOTAL RIGHTS/WARRANTS			396,425

TOTAL — AUSTRALIA			431,782,326

CANADA — (0.0%)
COMMON STOCKS — (0.0%)
*	Chai-Na-Ta Corp. ADR	75,456	4,527

9

		Shares	Value††
HONG KONG — (20.4%)
COMMON STOCKS — (20.4%)
*	139 Holdings, Ltd.	620,000	$31,963
	ABC Communications (Holdings), Ltd.	930,000	57,192
	Aeon Credit Service (Asia) Co., Ltd.	740,000	584,686
	Alco Holdings, Ltd.	1,290,000	711,845
	Allan International Holdings, Ltd.	592,000	79,586
	Allied Group, Ltd.	645,200	1,822,589
	Allied Properties, Ltd.	1,194,600	1,530,908
	AMVIG Holdings, Ltd.	1,927,000	1,484,953
*	Anex International Holdings, Ltd.	152,000	1,935
*	Applied Development Holdings, Ltd.	1,243,000	74,813
*	APT Satellite Holdings, Ltd.	599,000	130,630
*	Artel Solutions Group Holdings, Ltd.	2,315,000	11,011
	Arts Optical International Holdings, Ltd.	730,000	225,690
*	Asia Commercial Holdings, Ltd.	72,800	7,049
	Asia Financial Holdings, Ltd.	2,768,908	1,118,173
	Asia Satellite Telecommunications Holdings, Ltd.	885,000	1,630,035
	Asia Standard International Group, Ltd.	14,282,666	331,650
*	Asia TeleMedia, Ltd.	1,820,000	47,141
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	34,207
	Asia Zirconium, Ltd.	708,000	74,397
*	Asian Union New Media Group, Ltd.	22,170,000	216,278
*	Associated International Hotels, Ltd.	898,000	980,038
	Automated Systems Holdings, Ltd.	340,000	83,858
*	B.A.L. Holdings, Ltd.	406	20
	Baltrans Holdings, Ltd.	676,000	465,304
*	Beijing Development (Hong Kong), Ltd.	166,000	26,889
*	Bestway International Holdings, Ltd.	10,688,000	28,895
#	Bossini International Holdings, Ltd.	3,107,500	215,705
	Bright International Group, Ltd.	710,000	66,582
*	Build King Holdings, Ltd.	375,756	9,201
	Cafe de Coral Holdings, Ltd.	1,438,000	2,530,238
*	Capital Estate, Ltd.	2,360,000	39,954
	Capital Strategic Investment, Ltd.	30,500	5,252
*	Carico Holdings, Ltd.	2,948	91
	Cash Financial Services Group, Ltd.	427,018	17,539
*	Casil Telecommunications Holdings, Ltd.	1,420,000	97,109
*	CATIC International Holdings, Ltd.	5,332,000	73,499
	CCT Telecom Holdings, Ltd.	1,030,970	132,584
	CEC International Holdings, Ltd.	220,279	5,035
*	Celestial Asia Securities Holdings, Ltd.	639,054	23,324
#	Champion Technology Holdings, Ltd.	2,974,719	511,779
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,414,232
	Chen Hsong Holdings, Ltd.	1,422,000	821,734
#	Cheuk Nang (Holdings), Ltd.	244,140	142,698
	Chevalier International Holdings, Ltd.	651,482	731,620
	Chevalier Itech Holdings, Ltd.	355,250	123,090
*	Chia Hsin Cement Greater China Holding Corp.	276,000	50,412
*	China Aerospace International Holdings, Ltd.	4,955,400	388,638
*	China Credit Holdings, Ltd.	1,914,000	33,094
*	China Digicontent Co., Ltd.	2,710,000	3,484
	China Electronics Corp. Holdings Co., Ltd.	668,250	79,806

10

		Shares	Value††
	China Everbright International, Ltd.	3,945,000	$581,977
#	China Gas Holdings, Ltd.	7,570,000	1,332,254
	China Green (Holdings), Ltd.	1,785,000	842,795
*	China Haidian Holdings, Ltd.	3,244,000	106,371
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	179,063
*	China Insurance International Holdings Co., Ltd.	3,512,000	3,745,762
*	China Investments Holdings, Ltd.	210,000	5,939
	China Metal International Holdings, Ltd.	2,660,000	918,861
*	China Motion Telecom International, Ltd.	257,000	22,136
	China Motor Bus Co., Ltd.	74,000	541,097
#	China National Aviation Co., Ltd.	6,904,000	2,465,429
*	China Oil & Gas Group, Ltd.	1,573,200	38,426
	China Oriental Group Co., Ltd.	6,922,974	1,593,356
# *	China Pharmaceutical Group, Ltd.	3,348,000	519,954
	China Power International Development, Ltd.	5,470,000	2,926,914
	China Rare Earth Holdings, Ltd.	2,504,000	423,538
	China Resources Logic, Ltd.	6,036,000	604,546
*	China Rich Holdings, Ltd.	676,000	12,388
*	China Sciences Conservational Power, Ltd.	210,400	19,475
*	China Sci-Tech Holdings, Ltd.	278,600	3,516
	China Shineway Pharmaceutical Group, Ltd.	1,986,000	1,103,991
*	China Solar Energy Holdings, Ltd.	8,082,905	674,550
*	China Star Entertainment, Ltd.	440,292	18,946
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	499,758
*	Chinese People Gas Holdings Co., Ltd.	5,936,000	335,766
	Chinney Investments, Ltd.	1,144,000	129,265
	Chitaly Holdings, Ltd.	550,000	91,703
	Chow Sang Sang Holdings International, Ltd.	1,361,680	670,240
	Chuang’s China Investments, Ltd.	2,372,500	149,289
	Chuang’s Consortium International, Ltd.	2,694,884	235,213
	Chun Wo Holdings, Ltd.	1,671,917	199,707
	Chung Tai Printing Holdings, Ltd.	548,000	85,928
# *	CITIC 21CN Co., Ltd.	7,724,000	910,838
# *	CITIC Resources Holdings, Ltd.	11,390,000	2,811,318
	City e-Solutions, Ltd.	186,000	23,223
*	City Telecom (H.K.), Ltd.	1,070,000	103,845
# *	Clear Media, Ltd.	1,135,000	1,384,791
*	Climax International Co., Ltd.	22,200	457
*	CNT Group, Ltd.	3,078,000	82,368
	Coastal Greenland, Ltd.	4,390,000	669,407
#	COFCO International, Ltd.	4,150,000	3,625,934
	COL Capital, Ltd.	480,240	221,494
	Comba Telecom Systems Holdings, Ltd.	1,982,000	788,991
*	Compass Pacific Holdings, Ltd.	624,000	11,349
	Computer & Technologies Holdings, Ltd.	432,000	39,052
	Continental Holdings, Ltd.	98,825	11,054
	COSCO International Holdings, Ltd.	3,463,600	1,321,458
#	Coslight Technology International Group, Ltd.	870,000	501,199
	Cosmos Machinery Enterprises, Ltd.	1,126,400	67,741
*	Crocodile Garments, Ltd.	1,539,000	98,869
	Cross-Harbour Holdings, Ltd.	586,520	501,836
*	Culturecom Holdings, Ltd.	6,381,000	68,798
	Daisho Microline Holdings, Ltd.	1,062,000	470,128
*	Dan Form Holdings Co., Ltd.	2,386,600	168,768
*	Daqing Petroleum & Chemical Group, Ltd.	3,545,000	169,548

11

		Shares	Value††
	Dickson Concepts International, Ltd.	715,130	$749,403
	Digital China Holdings, Ltd.	1,928,000	723,638
*	DVN Holdings, Ltd.	1,377,516	512,619
*	Dynamic Global Holdings, Ltd.	3,522,000	19,016
	Dynamic Holdings, Ltd.	384,000	130,294
	Eagle Nice (International) Holdings, Ltd.	70,000	12,743
*	Easyknit International Holdings, Ltd.	169,716	7,744
*	Eforce Holdings, Ltd.	2,620,000	21,100
#	EganaGoldpfeil Holdings, Ltd.	3,664,427	1,815,267
*	E-Kong Group, Ltd.	620,000	53,533
	Emperor Entertainment Hotel, Ltd.	2,100,000	385,094
	Emperor International Holdings, Ltd.	3,030,360	802,051
	Enerchina Holdings, Ltd.	3,068,800	208,758
*	ENM Holdings, Ltd.	320,000	24,601
*	EPI (Holdings), Ltd.	157,951	6,498
*	eSun Holdings, Ltd.	1,997,600	2,077,744
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	132,415
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	224,600	262,303
#	Far East Consortium International, Ltd.	3,587,398	1,578,653
*	Far East Hotels & Entertainment, Ltd.	1,853,000	72,662
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,113
	First Natural Foods Holdings, Ltd.	1,270,000	114,124
#	First Pacific Co., Ltd.	6,992,000	3,546,936
*	First Sign International Holdings, Ltd.	1,424,000	38,311
#	Fong’s Industries Co., Ltd.	1,348,000	952,724
*	Forefront International Holdings, Ltd.	658,000	48,216
*	Fortuna International Holdings, Ltd.	140,160	4,315
*	Foundation Group, Ltd.	16,760	1,099
*	Founder Holdings, Ltd.	2,350,000	122,168
	Fountain Set Holdings, Ltd.	1,868,000	537,673
	Four Seas Food Investment Holdings, Ltd.	347,184	39,160
	Four Seas Mercantile Holdings, Ltd.	592,000	197,872
*	Frasers Property China, Ltd.	2,373,000	49,661
*	Freeman Corp., Ltd.	173,661	5,348
#	Fu JI Food & Catering Services	1,217,000	2,809,362
	Fubon Bank Hong Kong, Ltd.	2,518,000	1,106,381
*	Fujian Holdings, Ltd.	237,800	5,525
	Fujikon Industrial Holdings, Ltd.	710,000	172,402
# *	Fushan International Energy Group, Ltd.	5,144,000	661,833
#	Geely Automobile Holdings, Ltd.	3,570,000	397,823
*	Genesis Energy Holdings, Ltd.	5,810,000	112,783
*	GFT Holdings, Ltd.	480,000	2,769
	Giordano International, Ltd.	4,230,000	2,143,809
	Global Bio-Chem Technology Group Co., Ltd.	4,440,000	1,450,053
	Global Green Tech Group, Ltd.	1,782,000	226,652
*	Global Tech (Holdings), Ltd.	5,612,000	36,073
	Glorious Sun Enterprises, Ltd.	2,756,000	1,246,255
	Gold Peak Industries (Holdings), Ltd.	1,059,250	147,133
*	Goldbond Group Holdings, Ltd.	2,609,500	60,106
*	Golden Meditech Company, Ltd.	1,500,119	490,052
	Golden Resorts Group, Ltd.	2,958,000	707,128
	Golden Resources Development International, Ltd.	1,456,500	63,604
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,922,000	313,447

12

		Shares	Value††
	Golik Holdings, Ltd.	930,500	$32,268
*	Good Fellow Group, Ltd.	3,488,000	492,232
#	Grande Holdings, Ltd.	562,000	178,503
	Group Sense (International), Ltd.	2,448,000	141,740
	Guangnan Holdings, Ltd.	1,779,600	319,878
	Guangzhou Investment Co., Ltd.	15,476,000	3,881,090
*	Guo Xin Group, Ltd.	3,640,000	13,502
	GZI Transport, Ltd.	2,940,000	1,416,293
	Hang Fung Gold Technology, Ltd.	1,430,482	183,841
	Hang Ten Group Holdings, Ltd.	1,705,850	162,264
	Hanny Holdings, Ltd.	591,994	286,410
*	Hans Energy Co., Ltd.	5,402,000	311,572
	Harbour Centre Development, Ltd.	593,000	952,495
# *	Heng Tai Consumables Group, Ltd.	2,798,000	329,153
	High Fashion International, Ltd.	268,000	50,081
	HKC (Holdings), Ltd.	4,413,771	841,417
#	HKR International, Ltd.	3,516,736	1,791,349
	Hon Kwok Land Investment Co., Ltd	842,535	407,212
*	Honesty Treasure International Holdings, Ltd.	4,108,000	91,801
	Hong Kong Catering Management, Ltd.	542,796	127,112
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	878,662
*	Hong Kong Parkview Group, Ltd.	1,130,000	14,963
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,739
	Hongkong Chinese, Ltd.	2,662,000	358,378
*	Hop Hing Holdings, Ltd.	660,265	30,981
	Hsin Chong Construction Group, Ltd.	1,569,658	183,264
*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	509,529
*	Huabao International Holdings, Ltd.	19,300	10,286
	Huafeng Textile International Group, Ltd.	428,400	23,677
*	Hualing Holdings, Ltd.	6,480,000	341,360
	Hung Hing Printing Group, Ltd.	1,449,275	793,098
	Hutchison Harbour Ring, Ltd.	16,106,000	1,158,084
*	Hycomm Wireless, Ltd.	4,709,000	33,225
	I-Cable Communications, Ltd.	4,440,000	916,233
*	IDT International, Ltd.	5,098,183	291,374
*	Imagi International Holdings, Ltd.	3,037,000	1,257,085
*	Innomaxx Biotechnology Group, Ltd.	4,812,000	921,726
	Integrated Distribution Services Group, Ltd.	414,000	753,404
*	Interchina Holdings Co., Ltd.	8,130,000	43,728
	IPE Group, Ltd.	800,000	136,851
	ITC Corp., Ltd.	3,513,248	279,395
*	Jinhui Holdings Co., Ltd.	930,000	279,355
	Jiuzhou Development Co., Ltd.	2,014,000	168,072
	Joyce Boutique Holdings, Ltd.	1,530,000	69,793
*	Junefield Department Store Group, Ltd.	256,000	2,896
	K Wah International Holdings, Ltd.	6,049,698	1,994,380
*	Kader Holdings Co., Ltd.	545,600	22,905
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	55,823
	Kantone Holdings, Ltd.	6,537,435	374,108
*	Karl Thomson Holdings, Ltd.	906,000	439,230
	Karrie International Holdings, Ltd.	832,000	251,465
	Keck Seng Investments (Hong Kong), Ltd.	858,600	321,692
	Kee Shing Holdings	886,000	96,728
	Kin Yat Holdings, Ltd.	586,000	93,460
	King Fook Holdings, Ltd.	1,000,000	56,182

13

		Shares	Value††
*	King Pacific International Holdings, Ltd.	1,404,200	$22,023
#	Kingdee International Software Group Co., Ltd.	638,000	313,437
	Kingmaker Footwear Holdings, Ltd.	1,100,955	148,444
#	Kingway Brewery Holdings, Ltd.	3,594,000	1,412,540
*	Kong Sun Holdings, Ltd.	2,198,000	7,064
#	Kowloon Development Co., Ltd.	1,475,000	2,912,753
*	KPI Co., Ltd.	396,000	7,627
	KTP Holdings, Ltd.	560,400	41,202
*	Kwoon Chung Bus Holdings, Ltd.	556,000	85,818
# *	Lai Sun Development Co., Ltd.	32,074,000	1,353,334
*	Lai Sun Garment (International), Ltd.	3,244,000	237,493
	Lam Soon (Hong Kong), Ltd.	302,310	193,017
*	Landune International, Ltd.	8,410,000	173,446
	Le Saunda Holdings, Ltd.	236,000	54,225
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,970
	Lee & Man Holdings, Ltd.	756,000	173,978
	Lerado Group (Holding) Co., Ltd.	1,048,000	132,049
#	Li Ning Co., Ltd.	2,733,000	3,636,949
*	LifeTec Group, Ltd.	3,969,000	47,962
	Lippo, Ltd.	1,074,760	373,049
#	Liu Chong Hing Bank, Ltd.	1,125,000	2,473,382
	Liu Chong Hing Investment, Ltd.	749,200	867,341
	Luen Thai Holdings, Ltd.	1,345,000	208,546
	Luk Fook Holdings (International), Ltd.	926,000	172,522
	Luks Industrial Group, Ltd.	969,555	465,715
	Lung Kee (Bermuda) Holdings, Ltd.	1,445,875	759,659
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	4,060,920	244,393
	Macau Success, Ltd.	4,860,000	455,304
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	44,113
*	Mae Holdings, Ltd.	11,100	586
	Magnificent Estates, Ltd.	10,344,000	265,054
*	Magnum International Holdings, Ltd.	112,500	12,582
	Mainland Headwear Holdings, Ltd.	546,000	165,654
	Man Yue International Holdings, Ltd.	864,000	215,969
	Matrix Holdings, Ltd.	943,947	240,549
	Matsunichi Communications Holdings, Ltd.	966,000	218,603
	Mei Ah Entertainment Group, Ltd.	1,142,000	49,895
	Melbourne Enterprises, Ltd.	45,500	235,378
	Midas International Holdings, Ltd.	774,000	34,825
#	Midland Holdings, Ltd.	1,810,000	1,025,148
	Min Xin Holdings, Ltd.	921,200	306,677
	Mingyuan Medicare Development Co., Ltd.	5,900,000	567,495
# *	Minmetals Resources, Ltd.	4,431,780	1,339,576
	Miramar Hotel & Investment Co., Ltd.	741,000	984,102
*	Morning Star Resources, Ltd.	1,845,000	22,800
*	Moulin Global Eyecare Holdings	699,274	0
*	Nan Hai Corp., Ltd.	178,222,743	1,304,149
	Nanyang Holdings, Ltd.	137,500	213,897
	National Electronics Holdings, Ltd.	2,156,000	89,979
	Natural Beauty Bio-Technology, Ltd.	3,520,000	492,710
#	Neo-China Group (Holdings), Ltd.	11,750,000	1,725,282
	New Century Group Hong Kong, Ltd.	2,180,920	218,757
*	New Island Printing Holdings, Ltd.	176,000	12,218
*	New Smart Energy Group, Ltd.	432,800	20,026

14

		Shares	Value††
*	New World Cyberbase, Ltd.	217,884	$5,441
*	New World Mobile Holdings, Ltd.	22,140	6,289
	Newocean Green Energy Holdings, Ltd.	513,120	41,657
	Next Media, Ltd.	3,736,000	1,501,576
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	160,124
#	Norstar Founders Group, Ltd.	2,584,000	864,433
# *	Onfem Holdings, Ltd.	1,266,000	74,776
*	Orient Power Holdings, Ltd.	804,000	19,431
	Oriental Press Group, Ltd.	5,688,000	971,040
	Oriental Watch Holdings, Ltd.	398,000	75,675
#	Pacific Andes International Holdings, Ltd.	2,678,000	536,573
	Pacific Basin Shipping, Ltd.	3,296,000	2,067,328
#	Pacific Century Insurance Holdings, Ltd.	1,272,000	725,129
#	Pacific Century Premium Developments, Ltd.	6,145,000	1,745,073
*	Pacific Plywood Holdings, Ltd.	886,000	13,951
	Paul Y Engineering Group, Ltd.	60,461	7,458
#	Paul Y. ITC Construction Holdings, Ltd.	3,685,495	1,360,837
	Peace Mark Holdings, Ltd.	2,478,022	1,680,579
*	Pearl Oriental Innovation, Ltd.	143,200	61,272
	Pegasus International Holdings, Ltd.	226,000	31,352
	Perfectech International Holdings, Ltd.	571,450	53,504
	Pico Far East Holdings, Ltd.	2,726,000	580,149
#	Playmates Holdings, Ltd.	3,969,000	427,824
	Pokfulam Development Co., Ltd.	234,000	137,549
*	Pokphand (C.P.) Co., Ltd.	5,970,000	108,334
	Poly Hong Kong Investment, Ltd.	2,916,000	618,205
*	Poly Investments Holdings, Ltd.	2,670,000	26,366
	Ports Design, Ltd.	1,431,000	2,978,948
	Prime Success International Group, Ltd.	4,328,000	3,605,424
	Proview International Holdings, Ltd.	1,258,884	172,892
	Public Financial Holdings, Ltd.	2,582,000	2,059,819
*	Pyxis Group, Ltd.	1,936,000	47,049
	Qin Jia Yuan Media Services Co., Ltd.	1,091,000	280,352
*	QPL International Holdings, Ltd.	1,608,000	150,131
	Quality Healthcare Asia, Ltd.	334,995	148,370
	Raymond Industrial, Ltd.	675,400	140,604
#	Regal Hotels International Holdings, Ltd.	21,042,000	2,135,234
*	Riche Multi-Media Holdings, Ltd.	7,060,000	134,325
*	Rivera Holdings, Ltd.	3,620,000	123,670
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,572,000	2,355,600
	Roadshow Holdings, Ltd.	1,456,000	127,070
	S.A.S.Dragon Holdings, Ltd.	1,696,000	172,302
#	Sa Sa International Holdings, Ltd.	2,972,000	1,064,982
	Safety Godown Co., Ltd.	408,000	188,348
	Saint Honore Holdings, Ltd.	128,000	47,261
*	San Miguel Brewery Hong Kong, Ltd.	612,800	116,650
*	Sanyuan Group, Ltd.	415,000	8,003
#	SCMP Group, Ltd.	4,160,000	1,465,680
	Sea Holdings, Ltd.	832,000	468,588
*	Seapower Resources International, Ltd.	13,351,680	138,735
	SEEC Media Group, Ltd.	2,550,000	98,387
*	Shanghai Allied Cement, Ltd.	1,152,080	65,127
#	Shanghai Real Estates, Ltd.	4,626,000	1,437,245
*	Shanghai Zenghai Property, Ltd.	10,407,000	461,567

15

		Shares	Value††
	Shaw Brothers Hong Kong, Ltd.	134,000	$235,327
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,033,172	392,579
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	128,289
#	Shenzhen International Holdings, Ltd.	29,925,000	1,785,997
*	Shougang Concord Century Holdings, Ltd.	3,916,000	336,392
*	Shougang Concord Grand (Group), Ltd.	1,701,000	78,523
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	1,107,535
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	108,824
#	Shui On Construction & Materials, Ltd.	624,000	1,380,343
*	Shun Ho Resources Holdings, Ltd.	483,000	32,288
*	Shun Ho Technology Holdings, Ltd.	1,037,452	74,412
#	Silver Grant International Industries, Ltd.	4,665,000	1,299,626
*	Sincere Co., Ltd.	505,500	21,788
	Sing Tao News Corp., Ltd.	1,842,000	231,886
#	Singamas Container Holdings, Ltd.	1,446,000	665,924
	Sino Biopharmaceutical, Ltd.	5,112,000	674,730
*	Sino Gas Group, Ltd.	2,297,600	173,571
	Sino Golf Holdings, Ltd.	438,000	47,826
*	Sino Prosper Holdings, Ltd.	2,390,000	217,092
*	Sinocan Holdings, Ltd.	350,000	1,755
	SinoCom Software Group, Ltd.	2,256,000	513,213
*	Sino-i Technology, Ltd.	44,833,158	547,714
	Sinolink Worldwide Holdings, Ltd.	7,375,600	1,645,766
	Sinopec Kantons Holdings, Ltd.	2,542,000	629,314
*	Skyfame Realty Holdings, Ltd.	2,265,750	407,672
*	SMI Publishing Group, Ltd.	250,511	483
*	Softbank Investment International (Strategic), Ltd.	7,398,000	59,205
	Solartech International Holdings, Ltd.	49,600	6,516
	Solomon Systech International, Ltd.	6,810,000	1,064,899
*	South China Brokerage Co., Ltd.	4,872,000	55,880
*	South China Industries, Ltd.	1,124,000	161,836
	Southeast Asia Properties & Finance, Ltd.	263,538	39,300
	Starlight International Holdings, Ltd.	1,548,792	332,170
	Starlite Holdings, Ltd.	694,000	37,012
	Stelux Holdings International, Ltd.	1,307,702	114,000
*	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,772
	Sun Hung Kai & Co., Ltd.	2,493,600	2,513,566
	Sun Innovation Holdings, Ltd.	14,203	2,373
	Sunway International Holdings, Ltd.	866,000	25,789
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	75,425
	Symphony Holdings, Ltd.	3,717,000	453,042
	Tack Fat Group International, Ltd.	3,904,000	557,097
	Tack Hsin Holdings, Ltd.	542,000	22,603
	Tai Cheung Holdings, Ltd.	1,459,000	835,107
	Tai Fook Securities Group, Ltd.	1,044,000	205,269
	Tai Sang Land Development, Ltd.	576,984	222,632
*	Tak Shun Technology Group, Ltd.	2,923,200	86,030
	Tak Sing Alliance Holdings, Ltd.	2,909,865	391,540
	Tan Chong International, Ltd.	1,212,000	281,068
	TCC International Holdings, Ltd.	1,124,000	221,326
*	TCL Communication Technology Holdings, Ltd.	4,244,000	149,172
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	691,433
*	Technology Venture Holdings, Ltd.	586,000	11,004
*	Termbray Industries International (Holdings), Ltd.	2,304,900	139,264

16

		Shares	Value††
	Tern Properties Co., Ltd.	61,200	$21,636
	Texwinca Holdings, Ltd.	3,420,000	2,309,571
*	The Sun’s Group, Ltd.	17,004	3,279
*	Tian An China Investments Co., Ltd.	2,793,275	2,157,776
	Tian Teck Land, Ltd.	1,098,000	501,488
	Tianjin Development Holdings, Ltd.	2,288,000	1,524,925
*	Tidetime Sun (Group), Ltd.	196,280	4,592
	Titan Petrochemicals Group, Ltd.	10,420,000	736,115
*	Tomorrow International Holdings, Ltd.	129,642	33,491
	Tongda Group Holdings, Ltd.	6,220,000	479,521
	Tonic Industries Holdings, Ltd.	1,380,000	32,619
#	Top Form International, Ltd.	2,354,000	520,006
*	Topsearch International (Holdings), Ltd.	234,000	26,726
	Tristate Holdings, Ltd.	188,000	69,072
	Truly International Holdings, Ltd.	1,210,000	1,227,278
	Tungtex (Holdings) Co., Ltd.	788,000	179,937
*	Tysan Holdings, Ltd.	1,040,773	57,533
*	United Power Investment, Ltd.	4,368,000	190,614
	Universe International Holdings, Ltd.	573,339	6,072
	U-Right International Holdings, Ltd.	4,746,000	155,601
	USI Holdings, Ltd.	928,999	572,852
	Van Shung Chong Holdings, Ltd.	359,335	38,372
	Varitronix International, Ltd.	740,293	430,008
	Vedan International (Holdings), Ltd.	200,000	24,170
	Veeko International Holdings, Ltd.	1,420,000	34,852
#	Victory City International Holdings, Ltd.	1,548,476	534,625
*	Vital Biotech Holdings, Ltd.	470,000	9,423
	Vitasoy International Holdings, Ltd.	2,461,000	979,809
	Vtech Holdings, Ltd.	588,000	3,697,774
	Wah Ha Realty Co., Ltd.	278,600	69,482
*	Wah Nam International Holdings, Ltd.	38,696	647
	Wai Kee Holdings, Ltd.	1,837,738	660,798
	Wang On Group, Ltd.	63,223	19,502
*	Warderly International Holdings, Ltd.	520,000	16,697
	Wellnet Holdings, Ltd.	2,059,200	145,562
*	Winfoong International, Ltd.	1,210,000	72,207
	Wing On Co. International, Ltd.	741,000	1,121,196
*	Wing Shan International, Ltd.	896,000	35,760
	Wong’s International (Holdings), Ltd.	737,641	85,331
*	Wonson International Holdings, Ltd.	202,000	4,414
*	World Houseware (Holdings), Ltd.	605,700	15,184
	Y. T. Realty Group, Ltd.	965,000	161,041
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	93,326
*	Yanion International Holdings, Ltd.	1,248,000	126,785
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	36,384
	YGM Trading, Ltd.	233,000	184,936
	Yip’s Chemical Holdings, Ltd.	880,000	390,319
	Yugang International, Ltd.	17,206,000	295,804
*	Yunnan Enterprises Holdings, Ltd.	240,000	13,904
TOTAL COMMON STOCKS			210,700,010

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	31,489

17

		Shares	Value††
*	Champion Technology Holdings, Ltd. Warrants 08/03/08	594,944	$0
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,748
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	1,848
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,886
# *	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	7,756
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	15,388
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	180
TOTAL RIGHTS/WARRANTS			62,295

TOTAL — HONG KONG			210,762,305

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,565
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,565

NEW ZEALAND — (2.5%)
COMMON STOCKS — (2.5%)
	AFFCO Holdings, Ltd.	1,806,887	459,268
	Air New Zealand, Ltd.	137,626	152,623
	Cavalier Corp., Ltd.	283,674	679,737
	CDL Hotels New Zealand, Ltd.	1,387,344	607,505
	CDL Investments New Zealand, Ltd.	346,942	90,187
	Colonial Motor Co., Ltd.	126,795	285,777
	Ebos Group, Ltd.	112,108	395,367
#	Fisher & Paykel Appliances Holdings, Ltd.	804,406	2,249,797
#	Freightways, Ltd.	260,482	770,930
	Hallenstein Glassons Holdings, Ltd.	241,638	873,067
#	Hellaby Holdings, Ltd.	218,615	695,012
	Hirequip New Zealand, Ltd.	98,000	74,921
	Horizon Energy Distribution, Ltd.	40,420	110,245
*	Infratil, Ltd.	165,000	571,648
	Mainfreight, Ltd.	60,000	332,234
	Michael Hill International, Ltd.	156,746	740,115
*	New Zealand Oil & Gas, Ltd.	584,872	432,443
	New Zealand Refining Co., Ltd.	474,857	2,160,030
	Northland Port Corp. (New Zealand), Ltd.	219,997	467,383
	Nuplex Industries, Ltd.	300,837	1,511,924
	Port of Tauranga, Ltd.	541,952	2,094,671
	Provenco Group, Ltd.	285,908	211,631
	Pumpkin Patch, Ltd.	110,000	316,052
	Pyne Gould Guinness, Ltd.	581,127	647,450
	Restaurant Brand New Zealand, Ltd.	369,175	261,886
*	Richina Pacific, Ltd.	309,644	90,825
*	Rubicon, Ltd.	995,760	639,834
	Ryman Healthcare Group, Ltd.	415,999	2,761,539
	Sanford, Ltd.	418,047	1,398,858
	Scott Technology, Ltd.	60,843	93,960
*	Seafresh New Zealand, Ltd.	80,520	1,543
	South Port New Zealand, Ltd.	30,744	37,735
	Steel & Tube Holdings, Ltd.	379,638	1,246,590

18

		Shares	Value††
*	Tasman Farms, Ltd.	157,056	$0
	Taylors Group, Ltd.	29,646	36,084
*	Tenon, Ltd.	19,132	41,297
	Tourism Holdings, Ltd.	402,452	523,084
*	Tower, Ltd.	353,265	506,928
	Warehouse Group, Ltd.	200,774	925,023
TOTAL COMMON STOCKS			25,495,203

RIGHTS/WARRANTS — (0.0%)
*	Ebos Group, Ltd. Rights 12/08/06	37,369	30,177
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	36,023
TOTAL RIGHTS/WARRANTS			66,200

TOTAL — NEW ZEALAND			25,561,403

SINGAPORE — (7.1%)
COMMON STOCKS — (7.1%)
*	Acma, Ltd.	3,040,700	118,527
*	Airocean Group, Ltd.	1,649,000	101,774
	Amtek Engineering, Ltd.	1,599,250	602,901
	Apollo Enterprises, Ltd.	193,000	134,675
	Armstrong Industrial Corp.	1,460,000	151,887
*	ASA Group Holdings, Ltd.	586,000	34,181
	Aussino Group, Ltd.	967,000	283,351
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	408,619
	Beyonics Technology, Ltd.	1,945,800	442,266
	Bonvests Holdings, Ltd.	825,000	708,197
#	Brilliant Manufacturing, Ltd.	1,855,000	487,729
	Broadway Industrial Group, Ltd.	461,000	222,287
*	Brothers (Holdings), Ltd.	252,314	40,339
#	Bukit Sembawang Estates, Ltd	214,002	1,174,519
	CH Offshore, Ltd.	823,200	229,995
	Chemical Industries (Far East), Ltd.	105,910	43,348
#	China Dairy Group, Ltd.	1,502,000	527,206
	China Merchants Holdings Pacific, Ltd.	652,000	331,299
	Chip Eng Seng Corp., Ltd.	1,775,000	375,111
	Chosen Holdings, Ltd.	1,284,000	125,603
	Chuan Hup Holdings, Ltd.	4,385,000	884,942
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	30,036
	CK Tang, Ltd.	614,000	223,710
*	Compact Metal Industries, Ltd.	643,000	16,709
	Cougar Logistics Corp.	482,500	78,366
	Courts Singapore, Ltd.	495,000	220,037
*	CSC Holdings, Ltd.	672,000	63,230
	CSE Global, Ltd.	1,262,000	984,385
	CWT, Ltd.	923,000	360,289
	Eagle Brand Holdings, Ltd.	5,158,000	185,797
*	Eastern Asia Technology, Ltd.	1,844,260	114,195
*	Eastgate Technology, Ltd.	870,000	22,623
	ECS Holdings, Ltd.	1,375,000	339,417
	Eng Wah Organisation, Ltd.	265,000	38,833
	Engro Corp., Ltd.	236,000	172,136
*	Enviro-Hub Holdings, Ltd.	876,666	344,099
*	Firstlink Investments Corp., Ltd.	995,000	41,966

19

		Shares	Value††
	Freight Links Express Holdings, Ltd.	3,368,000	$164,118
	Frontline Technologies Corp., Ltd.	3,170,000	278,092
#	Fu Yu Manufacturing, Ltd.	2,273,750	495,636
	Fuji Offset Plates Manufacturing, Ltd.	33,750	6,139
	GB Holdings, Ltd.	200,000	113,243
	GK Goh Holdings, Ltd.	1,494,000	844,543
# *	Global Voice Group, Ltd.	2,054,000	186,655
#	Goodpack, Ltd.	1,592,000	1,625,496
	GP Industries, Ltd.	3,120,209	1,034,331
#	Guocoland, Ltd.	1,215,000	1,950,307
	Hiap Moh Corp., Ltd.	34,874	6,004
#	Ho Bee Investment, Ltd.	761,000	627,412
*	Hong Fok Corp., Ltd.	1,796,000	1,068,792
#	Hong Leong Asia, Ltd.	1,048,000	1,027,207
	Hotel Grand Central, Ltd.	968,395	487,941
	Hotel Plaza, Ltd.	1,189,000	1,130,097
#	Hotel Properties, Ltd.	1,675,000	2,896,693
	Hour Glass, Ltd.	311,372	252,920
#	HTL International Holdings, Ltd.	1,839,843	1,123,843
	Huan Hsin Holdings, Ltd.	1,138,400	425,096
	HupSteel, Ltd.	1,350,300	249,241
	Hwa Hong Corp., Ltd.	2,488,000	1,091,391
#	IDT Holdings, Ltd.	718,000	329,389
	IFS Capital, Ltd.	290,000	156,339
*	Inno-Pacific Holdings, Ltd.	680,000	17,682
	Innovalues Precision, Ltd.	520,000	305,696
	Internet Technology Group, Ltd.	874,408	22,723
*	Interra Resources, Ltd.	37,086	7,368
*	Intraco, Ltd.	292,500	90,186
	Isetan (Singapore), Ltd.	122,500	384,923
*	Jasper Investments, Ltd.	2,267,000	22,095
#	Jaya Holdings, Ltd.	2,733,000	2,525,025
	JK Yaming International, Ltd.	907,000	209,183
	Jurong Cement, Ltd.	132,500	112,794
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,219,285
*	K1 Ventures, Ltd.	5,340,500	1,457,782
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,248,335
	Khong Guan Flour Milling, Ltd.	19,000	27,280
	Kian Ann Engineering, Ltd.	868,000	118,065
	Kian Ho Bearings, Ltd.	781,500	88,553
	Koh Brothers, Ltd.	1,494,000	199,757
*	L & M Group Investments, Ltd.	7,107,100	23,086
#	Labroy Marine, Ltd.	3,343,000	4,040,465
*	LanTroVision (S), Ltd.	1,117,500	40,043
	LC Development, Ltd.	2,041,254	211,771
	Lee Kim Tah Holdings, Ltd.	1,600,000	508,288
*	Liang Huat Aluminium, Ltd.	2,954,000	38,384
	Lion Asiapac, Ltd.	473,000	50,565
	Low Keng Huat Singapore, Ltd.	372,000	319,163
	Lum Chang Holdings, Ltd.	1,134,030	191,321
#	Magnecomp International, Ltd.	931,000	510,000
	Manufacturing Integration Technology, Ltd.	588,000	84,373
# *	Mediaring.Com, Ltd.	4,262,500	909,970
	Metro Holdings, Ltd.	2,256,960	1,209,720
	MMI Holdings, Ltd.	1,994,000	1,436,584

20

		Shares	Value††
	Multi-Chem, Ltd.	1,263,000	$200,532
	Nera Telecommunications, Ltd.	1,450,000	329,846
	New Toyo International Holdings, Ltd.	1,043,000	212,258
	Norelco Centreline Holdings, Ltd.	941,000	278,240
*	Orchard Parade Holdings, Ltd.	1,084,022	626,978
#	Osim International, Ltd.	1,965,600	2,177,449
	Ossia International, Ltd.	728,332	64,100
	Pan-United Corp., Ltd.	2,193,000	841,956
	Pan-United Marine, Ltd.	1,096,500	849,306
	PCI, Ltd.	734,000	228,484
	Pertama Holdings, Ltd.	459,750	121,326
	Popular Holdings, Ltd.	1,813,000	400,189
	PSC Corp., Ltd.	5,723,200	298,214
	Qian Hu Corp., Ltd.	408,200	64,469
	Robinson & Co., Ltd.	284,832	902,788
	Rotary Engineering, Ltd.	1,624,000	744,623
	San Teh, Ltd.	838,406	217,871
	SBS Transit, Ltd.	1,011,000	1,614,006
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,968
	Sembawang Kimtrans, Ltd.	1,618,750	641,262
#	Sin Soon Huat, Ltd.	1,307,000	225,294
	Sing Investments & Finance, Ltd.	141,750	150,069
	Singapore Food Industries, Ltd.	1,707,000	1,042,771
	Singapore Reinsurance Corp., Ltd	1,695,028	319,577
	Singapore Shipping Corp., Ltd.	1,930,000	476,254
	Singapura Finance, Ltd.	139,250	154,436
	SMB United, Ltd.	2,010,000	261,383
	SNP Corp., Ltd.	466,495	309,221
*	SP Corp., Ltd.	454,000	20,839
	Stamford Land Corp., Ltd.	3,229,000	764,877
	Straits Trading Co., Ltd.	1,117,200	2,471,475
*	Sunright, Ltd.	378,000	85,166
	Superbowl Holdings, Ltd.	980,000	85,382
	Superior Metal Printing, Ltd.	490,500	47,898
*	Thakral Corp., Ltd.	6,028,000	369,537
	Tiong Woon Corp. Holding, Ltd.	1,359,000	260,782
	Transmarco, Ltd.	106,500	52,584
	Trek 2000 International, Ltd.	1,004,000	283,779
	TT International, Ltd.	2,109,600	192,265
*	Tuan Sing Holdings, Ltd.	3,362,000	416,626
*	Ultro Technologies, Ltd.	530,000	20,554
	Unisteel Technology, Ltd.	1,217,500	1,810,344
	United Engineers, Ltd.	846,666	1,155,399
	United Overseas Insurance, Ltd.	125,500	319,227
*	United Pulp & Paper Co., Ltd.	354,000	104,525
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,404,194
	Vicom, Ltd.	120,000	92,095
	WBL Corp., Ltd.	647,000	1,890,739
	Xpress Holdings, Ltd.	1,392,000	163,136
	Yoma Strategic Holdings, Ltd.	132,000	33,016
*	Yongnam Holdings, Ltd.	1,506,000	82,170
TOTAL COMMON STOCKS			72,747,453

21

		Shares	Value††
	RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	$304,476
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	1,696
	TOTAL RIGHTS/WARRANTS		306,172

	TOTAL — SINGAPORE		73,053,625

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (28.1%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $2,784,907 FHLMC 5.000%, 04/15/34, valued at $2,805,414) to be repurchased at $2,750,406	$2,750	2,750,000

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $363,449,316 FNMA, rates ranging from 4.000% to 9.500%, maturities ranging from 01/01/18 to 11/01/36, valued at $237,048,000) to be repurchased at $232,434,279	232,400	232,400,000

@	Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $71,199,438 FHLMC 5.500%, 11/01/22 & FNMA 5.500%, 11/01/34, valued at $37,553,744) to be repurchased at $36,821,063	36,816	36,815,633

@	Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $16,925,000 FNMA 6.500%, 09/01/36, valued at $17,145,540) to be repurchased at $16,807,578	16,805	16,805,095

	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,706,000 FHLMC 5.82%, 06/01/36, valued at $1,657,388) to be repurchased at $1,632,235	1,632	1,632,000
	TOTAL TEMPORARY CASH INVESTMENTS		290,402,728

	TOTAL INVESTMENTS - (100.0%)
	(Cost $877,926,438)		$1,031,570,479

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

COMMON STOCKS — (99.2%)
Consumer Discretionary — (19.2%)
	4imprint P.L.C.	96,735	$769,994
*	Abbeycrest P.L.C.	42,590	18,000
	Aga Food Service Group P.L.C.	447,921	3,704,047
	Alba P.L.C.	184,693	820,147
	Alexandra P.L.C.	124,343	387,428
	Alexon Group P.L.C.	205,641	608,040
	Alpha Airports Group P.L.C.	489,053	721,892
	Arena Leisure P.L.C.	1,411,547	1,307,388
*	Austin Reed Group P.L.C.	68,999	193,943
	Avon Rubber P.L.C.	126,434	384,187
	Beale P.L.C.	22,161	30,884
	Bellway P.L.C.	356,982	10,259,284
	Ben Bailey P.L.C.	40,986	430,754
	Blacks Leisure Group P.L.C.	181,058	1,442,844
	Bloomsbury Publishing P.L.C.	281,545	1,661,946
	Boot (Henry) P.L.C.	81,607	1,637,492
	Bovis Homes Group P.L.C.	449,404	8,954,456
	BPP Holdings P.L.C.	173,715	1,682,985
	Brown (N) Group P.L.C.	992,823	5,452,497
	Caffyns P.L.C.	6,000	113,765
	Carpetright P.L.C.	141,976	3,252,587
*	Celtic P.L.C.	61,138	40,522
	Centaur Media P.L.C.	315,420	871,731
	Character Group P.L.C.	97,314	194,187
	Chime Communications P.L.C.	1,055,433	929,825
	Chrysalis Group P.L.C.	526,419	1,241,909
	Churchill China P.L.C.	30,000	151,554
	Clinton Cards P.L.C.	740,506	900,305
	Colefax Group P.L.C.	60,000	238,366
	Cosalt P.L.C.	47,460	250,575
	Crest Nicholson P.L.C.	333,923	4,141,692
	Creston P.L.C.	157,768	622,916
	Dawson Holdings P.L.C.	194,502	356,625
*	Dawson International P.L.C.	100,688	14,388
	Dignity P.L.C.	63,602	777,072
*	Entertainment Rights P.L.C.	1,411,838	843,794
	Euromoney Institutional Investor P.L.C.	277,986	2,799,279
	European Motor Holdings P.L.C.	215,385	1,728,965
	Findel P.L.C.	380,020	4,725,763
	First Choice Holidays P.L.C.	1,764,534	8,909,157
*	Forminster P.L.C.	43,333	3,194
	French Connection Group P.L.C.	314,710	1,283,359
	Fuller Smith & Turner P.L.C. Series A	53,097	1,532,117
	Future P.L.C.	933,632	624,672

1

		Shares	Value††
*	Galiform P.L.C.	2,006,635	$5,043,958
	Game Group P.L.C.	1,507,827	2,624,739
	Games Workshop Group P.L.C.	104,823	805,883
*	Gaskell P.L.C.	36,000	1,769
	GCAP Media P.L.C.	564,659	2,330,899
*	Global Natural Energy P.L.C.	11,004	17,479
	Greene King P.L.C.	522,707	10,647,604
	Halfords Group P.L.C.	760,782	5,333,594
	Haynes Publishing Group P.L.C.	14,703	93,306
	Headlam Group P.L.C.	301,329	3,292,270
*	Highbury House Communications P.L.C.	439,166	6,043
	HMV Group P.L.C.	1,379,794	4,593,026
	Holidaybreak P.L.C.	182,382	2,402,311
*	Homestyle Group P.L.C.	957,889	2,078,226
	Hornby P.L.C.	154,220	818,584
	Huntsworth P.L.C.	818,058	1,569,893
	Incisive Media P.L.C.	372,005	1,414,936
*	Instore P.L.C.	818,461	317,044
	Investinmedia P.L.C.	29,998	92,892
*	Jessops P.L.C.	100,000	251,367
	JJB Sports P.L.C.	835,083	3,886,994
	John David Group P.L.C.	114,500	656,866
	Lambert Howarth Group P.L.C.	43,203	50,590
*	Land of Leather Holdings P.L.C.	148,340	816,262
	Laura Ashley Holdings P.L.C.	2,887,571	1,279,555
	Lookers P.L.C.	676,382	2,122,226
	Luminar P.L.C.	273,181	3,686,245
	Mallett P.L.C.	46,337	225,816
	Manganese Bronze Holdings P.L.C.	62,777	890,342
	Marchpole Holdings P.L.C.	111,635	248,061
	Matalan P.L.C.	1,225,984	4,805,210
*	Mayflower Corp. P.L.C.	550,636	0
	Menzies (John) P.L.C.	219,888	2,050,779
	Mice Group P.L.C.	844,000	577,947
	Millennium and Copthorne Hotels P.L.C.	332,714	3,844,808
*	Monsoon P.L.C.	71,000	555,512
	Moss Bros Group P.L.C.	234,511	313,888
	Mothercare P.L.C.	267,875	1,899,964
*	MyTravel Group P.L.C.	1,643,447	7,106,816
*	Newcastle United P.L.C.	253,896	350,678
	Next Fifteen Communications P.L.C.	25,000	34,074
*	Nord Anglia Education P.L.C.	130,842	595,183
	Northamber P.L.C.	75,888	97,793
*	NXT P.L.C.	339,588	186,913
*	Owen (H.R.) P.L.C.	71,542	217,432
*	Pace Micro Technology P.L.C.	638,041	760,658
*	Partridge Fine Arts P.L.C.	26,127	21,314
#	Pendragon P.L.C.	452,371	4,292,954
	Photo-Me International P.L.C.	1,340,534	2,493,292
*	Pinewood Shep	60,000	235,864
*	Pittards P.L.C.	60,985	9,591
	Portmeirion Group P.L.C.	22,856	116,079
*	Pressac P.L.C.	78,129	1,152
*	QXL Ricardo P.L.C.	3,064	582,479
	Redrow P.L.C.	577,763	7,474,818

2

		Shares	Value††
*	Regent Inns P.L.C.	459,957	$784,374
	Restaurant Group P.L.C.	753,607	4,051,517
*	Sanctuary Group P.L.C.	690,814	108,467
	SCS Upholstery P.L.C.	127,472	1,292,696
	Sinclair (William) Holdings P.L.C.	53,000	77,300
	Sirdar P.L.C.	69,754	59,957
	SMG P.L.C.	965,594	1,087,130
*	Smith News P.L.C.	635,227	1,603,035
*	Southampton Leisure Holdings P.L.C.	19,615	14,962
*	SPG Media Group P.L.C.	75,298	14,942
*	Sportech P.L.C.	1,096,974	188,956
	St. Ives P.L.C.	308,994	1,552,846
*	Stylo P.L.C.	64,096	80,483
	Taylor Nelson Sofres P.L.C.	1,605,792	6,294,413
	Ted Baker P.L.C.	161,948	1,890,178
*	TG21 P.L.C.	85,507	9,660
*	Tinopolis P.L.C.	175,752	120,920
	Topps Tiles P.L.C.	545,796	2,660,075
*	Torotrak P.L.C.	316,569	177,488
*	Tottenham Hotspur P.L.C.	150,000	186,050
	UTV P.L.C.	217,432	1,549,751
	Victoria P.L.C.	12,000	52,804
	Vitec Group P.L.C.	134,662	1,372,736
	Wagon P.L.C.	227,775	617,895
*	Wembley P.L.C.	68,694	2,701
*	Westcity P.L.C.	96,111	90,639
	Wetherspoon (J.D.) P.L.C.	552,111	7,034,605
*	WH Smith P.L.C.	635,227	4,670,145
	Wilmington Group P.L.C.	310,304	1,413,708
	Wilson Bowden P.L.C.	7,000	307,149
	Woolworths Group P.L.C.	4,978,613	3,577,887
Total Consumer Discretionary			216,185,974

Consumer Staples — (4.2%)
	Anglo-Eastern Plantations P.L.C.	111,453	655,058
	Arla Foods UK P.L.C.	1,960,198	2,446,065
	Barr (A.G.) P.L.C.	54,644	1,210,680
	Cranswick P.L.C.	159,211	2,471,190
	Dairy Crest Group P.L.C.	469,620	5,823,959
	Devro P.L.C.	623,198	1,404,825
	European Home Retail P.L.C.	109,256	45,102
	Greggs P.L.C.	38,326	3,009,394
	McBride P.L.C.	698,504	2,426,921
	Nichols P.L.C.	66,550	314,522
	Northern Foods P.L.C.	1,762,847	3,823,801
	Premier Foods P.L.C.	901,221	4,834,025
	PZ Cussons P.L.C.	945,738	2,791,548
*	R.E.A. Holdings P.L.C.	34,233	256,842
	RHM P.L.C.	119,271	642,176
	Robert Wiseman Dairies P.L.C.	283,369	2,722,069
*	Swallowfield P.L.C.	15,000	16,181
	Thorntons P.L.C.	226,306	676,248
	Uniq P.L.C.	452,137	1,913,192
	Wolverhampton & Dudley Breweries P.L.C.	284,926	8,871,052
	Young & Co’s Brewery P.L.C.	10,000	539,773

3

		Shares	Value††
	Young & Co’s Brewery P.L.C. Class A	5,234	$347,941
Total Consumer Staples			47,242,564

Energy — (6.9%)
	Abbot Group P.L.C.	896,741	5,574,372
	Anglo Pacific Group P.L.C.	333,865	916,392
	Burren Energy P.L.C.	421,226	7,610,677
*	Dana Petroleum P.L.C.	319,654	7,796,130
*	Emerald Energy P.L.C.	220,639	833,931
	Expro International Group P.L.C.	387,028	6,162,644
	Fisher (James) & Sons P.L.C.	192,145	2,004,203
*	Fortune Oil P.L.C.	5,933,254	615,705
	Hunting P.L.C.	441,804	4,651,742
	JKX Oil and Gas P.L.C.	501,885	3,053,608
*	KBC Advanced Technologies P.L.C.	163,011	112,987
	Lupus Capital P.L.C.	429,989	133,294
	Melrose Resources P.L.C.	374,206	2,721,560
*	Premier Oil P.L.C.	295,932	7,867,209
* #	Soco International P.L.C.	277,409	7,366,892
	Sondex P.L.C.	252,247	1,401,053
*	U.K. Coal P.L.C.	534,581	4,158,098
*	Venture Production P.L.C.	434,519	7,305,206
	Wood Group (John) P.L.C.	1,504,358	6,971,929
Total Energy			77,257,632

Financials — (19.3%)
	Aberdeen Asset Management P.L.C.	2,223,016	7,531,385
	Arbuthnot Banking Group P.L.C.	67,329	715,666
	Atrium Underwriting P.L.C.	180,581	856,237
*	Bradstock Group P.L.C.	5,200	4,498
	Brewin Dolphin Holdings P.L.C.	874,105	3,079,384
	Brit Insurance Holdings P.L.C.	1,252,614	7,491,886
	Brixton P.L.C.	952,536	10,235,346
	Capital & Regional P.L.C.	275,300	7,242,259
	Chesnara P.L.C.	92,900	325,914
*	CLS Holdings P.L.C.	268,490	3,753,527
	Collins Stewart Tullett P.L.C.	407,502	6,865,286
	Countrywide P.L.C.	628,110	6,286,255
	Daejan Holdings P.L.C.	43,621	4,112,959
	Derwent Valley Holdings P.L.C.	224,683	8,427,441
	Development Securities P.L.C.	177,708	2,220,846
	Domestic & General Group P.L.C.	150,694	3,073,567
	DTZ Holdings P.L.C.	202,773	2,964,179
	Erinaceous Group P.L.C.	465,172	2,998,861
	Evolution Group P.L.C.	1,152,902	2,616,249
	F&C Asset Management P.L.C.	1,670,683	6,085,668
*	Freeport P.L.C.	152,318	1,061,757
	Grainger Trust P.L.C.	436,048	5,626,868
	Great Portland Estates P.L.C.	722,131	8,713,179
	Guiness Peat Group P.L.C.	1,424,556	2,271,815
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	680,096
*	Hawtin P.L.C.	196,500	59,935
	Helical Bar P.L.C.	319,073	2,774,575
*	Henderson Group P.L.C.	3,396,725	8,322,016
	Highway Insurance Holdings P.L.C.	844,999	1,187,317
	Hiscox P.L.C.	1,606,168	8,351,028
	Hitachi Capital UK P.L.C.	158,219	726,761
	IG Group Holdings P.L.C.	856,702	4,984,442
	Intermediate Capital Group P.L.C.	181,009	5,620,869
	Jardine Lloyd Thompson Group P.L.C.	678,286	5,404,232
	JS Real Estate P.L.C.	17,524	249,962
	Kensington Group P.L.C.	248,504	3,722,932
	Kiln P.L.C.	1,107,206	2,283,830
	London Merchant Securities P.L.C.	1,425,531	7,871,493
	London Scottish Bank P.L.C.	491,096	1,022,089
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,631,449
	McKay Securities P.L.C.	97,232	807,885
*	Minerva P.L.C.	574,142	4,173,668
	Mucklow (A & J) Group P.L.C.	221,136	2,138,110
*	Panmure Gorden & Co. P.L.C.	15,272	48,092
	Paragon Group of Companies P.L.C.	153,200	1,990,376
	Park Group P.L.C.	291,600	108,036
	Primary Health Properties P.L.C.	61,769	559,646
*	Probus Estates P.L.C.	83,333	164
	Prudential P.L.C.	14,024	182,938
	Quintain Estates & Development P.L.C.	161,208	2,618,193
	Rathbone Brothers P.L.C.	91,700	2,202,875

4

		Shares	Value††
	Rensburg Sheppards P.L.C.	152,060	$2,419,109
	Resolution P.L.C.	87,538	1,095,797
	Rugby Estates P.L.C.	15,328	160,731
	Rutland Trust P.L.C.	85,288	102,831
	S & U P.L.C.	21,140	211,915
*	Safeland P.L.C.	25,000	43,772
	Savills P.L.C.	443,892	5,705,298
	Shaftesbury P.L.C.	572,839	7,667,113
	Shore Capital Group P.L.C.	554,863	726,814
	Stanley (Charles) Group P.L.C.	117,317	766,952
	St. Modwen Properties P.L.C.	417,287	4,684,779
	Town Centre Securities P.L.C.	206,327	2,469,527
	Unite Group P.L.C.	457,428	4,490,654
	Warner Estate Holdings P.L.C.	172,730	2,798,003
	Wellington Underwriting P.L.C.	1,424,300	3,424,349
	Windsor P.L.C.	236,932	223,345
	Workspace Group P.L.C.	663,597	5,943,728
Total Financials			217,218,758

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	766,099
*	Alizyme P.L.C.	660,805	991,466
*	Antisoma P.L.C.	1,491,544	1,064,223
*	Asterand P.L.C.	160,000	18,478
*	Axis-Shield P.L.C.	215,716	1,006,437
	Bespak P.L.C.	108,551	1,261,064
*	Biocompatibles International P.L.C.	150,111	343,330
*	Bioquell P.L.C.	90,893	181,832
	Biotrace International P.L.C.	150,131	383,496
*	BTG P.L.C.	489,797	1,306,720
	Care U.K. P.L.C.	199,641	2,163,666
*	Clinical Computing P.L.C.	46,666	6,995
	Corin Group P.L.C.	151,637	779,305
	Dechra Pharmaceuticals P.L.C.	204,340	947,457
	Ferraris Group P.L.C.	171,391	86,192
*	Genetix Group P.L.C.	151,246	159,977
*	Global Health Partners P.L.C.	932	1,795
	Goldshield Group P.L.C.	123,034	727,599
*	Gyrus Group P.L.C.	474,971	3,459,751
	Huntleigh Technology P.L.C.	149,461	1,126,484
*	Innovata P.L.C.	1,718,271	843,458
	iSOFT Group P.L.C.	737,364	572,797
	Isotron P.L.C.	79,175	1,273,850
*	MDY Healthcare P.L.C.	586,814	31,348
*	Medical Solutions P.L.C.	140,731	21,157
	Nestor Healthcare Group P.L.C.	345,217	971,509
*	Osmetech P.L.C.	66,935	32,560
*	Oxford Biomedica P.L.C.	1,764,734	974,447
*	Phytopharm P.L.C.	111,349	102,550
*	Pinnacle Staffing Group P.L.C.	303,219	56,625
*	Protherics P.L.C.	996,238	1,254,665
*	Provalis P.L.C.	796,584	4,698
	Ransom (William) & Son P.L.C.	30,000	29,781
*	SkyePharma P.L.C.	1,738,458	779,573
	SSL International P.L.C.	738,967	4,925,400
	Theratase P.L.C.	138,068	155,459
*	Vernalis P.L.C.	1,131,506	1,287,710
Total Health Care			30,099,953

Industrials — (31.8%)
*	AEA Technology P.L.C.	539,970	983,833
	Aggreko P.L.C.	979,669	7,595,866
	Air Partner P.L.C.	35,296	553,641
*	Airflow Streamlines P.L.C.	20,500	23,574

5

		Shares	Value††
	Alumasc Group P.L.C.	131,547	$447,505
	Amec P.L.C.	683,554	5,583,651
	Arriva P.L.C.	577,614	7,916,086
	Ashtead Group P.L.C.	1,337,718	3,785,038
	Atkins (WS) P.L.C.	351,983	5,875,761
*	Autologic Holdings P.L.C.	96,590	215,243
*	Avis Europe P.L.C.	3,154,308	4,574,678
	Babcock International Group P.L.C.	784,072	6,183,785
*	Bailey (C.H.) P.L.C.	20,950	38,178
*	BB Holdings, Ltd.	8,709	26,287
	Black Arrow Group P.L.C.	56,500	87,742
	Bodycote International P.L.C.	1,195,464	5,806,989
	Braemar Seascope Group P.L.C.	73,913	517,655
	Brammer P.L.C.	166,307	746,820
	BSS Group P.L.C.	409,205	3,357,098
	Business Post Group P.L.C.	199,404	1,830,373
	Camellia P.L.C.	2,437	406,242
	Carillion P.L.C.	1,066,439	8,061,777
*	Carlisle Group, Ltd.	3,484	6,947
	Carr’s Milling Industries P.L.C.	31,055	352,890
	Carter & Carter Group P.L.C.	41,794	754,607
	Castings P.L.C.	163,887	773,359
	Charles Taylor Consulting P.L.C.	143,225	1,077,242
*	Charter P.L.C.	561,590	9,588,551
	Chemring Group P.L.C.	117,719	3,618,352
	Chloride Group P.L.C.	973,598	2,826,721
	Christie Group P.L.C.	53,263	247,219
	Clarke (T.) P.L.C.	148,717	656,426
	Clarkson P.L.C.	54,733	781,963
	Communisis P.L.C.	577,296	1,005,952
	Cookson Group P.L.C.	694,799	8,116,894
*	Corporate Services Group P.L.C.	3,685,688	455,768
*	Costain Group P.L.C.	1,306,155	1,577,193
*	Danka Business Systems P.L.C.	1,029,605	356,621
	Dart Group P.L.C.	296,000	722,236
	Datamonitor P.L.C.	261,086	2,320,640
	Davis Service Group P.L.C.	645,338	6,469,953
	De La Rue P.L.C.	632,781	7,999,202
	Dewhurst P.L.C. Class A Non-Voting	15,500	53,332
	Dewhurst P.L.C. ORD	9,000	37,153
	Domino Printing Sciences P.L.C.	421,643	2,342,622
*	easyJet P.L.C.	1,032,000	12,100,378
	Eleco P.L.C.	104,685	173,422
	Enodis P.L.C.	1,616,238	6,519,159
	Enterprise P.L.C.	270,194	2,772,277
	Fenner P.L.C.	596,817	2,360,846
	FKI P.L.C.	2,068,038	4,066,788
	Forth Ports P.L.C.	171,300	6,793,929
*	Fortress Holdings P.L.C.	120,728	6,526
	Galliford Try P.L.C.	1,054,108	3,055,738
	Gibbs & Dandy P.L.C.	37,672	285,082
	Gleeson (M.J.) Group P.L.C.	189,545	1,323,843
	Glotel P.L.C.	119,419	139,949
	Go-Ahead Group P.L.C.	167,245	6,980,692
*	Hampson Industries P.L.C.	320,091	978,751

6

		Shares	Value††
*	Harvey Nash Group P.L.C.	226,666	$266,413
	Havelock Europa P.L.C.	123,687	343,814
	Heath (Samuel) & Sons P.L.C.	7,500	72,242
	Helphire Group P.L.C.	543,376	4,040,587
*	Heywood Williams Group P.L.C.	297,460	645,261
	Homeserve P.L.C.	238,474	8,489,111
	Hyder Consulting P.L.C.	159,637	1,255,779
	Interserve P.L.C.	422,266	3,219,794
	Intertek Group P.L.C.	512,085	7,791,522
*	Invensys P.L.C.	1,929,073	9,948,540
	Ite Group P.L.C.	966,080	2,857,186
	James Halstead P.L.C.	104,416	971,192
	Johnson Service Group P.L.C.	206,862	1,392,897
	Keller Group P.L.C.	239,418	3,816,583
	Kier Group P.L.C.	128,597	5,365,390
	Laing (John) P.L.C.	848,681	6,722,929
	Latchways P.L.C.	40,210	988,668
	Lavendon Group P.L.C.	140,454	888,948
	Lincat Group P.L.C.	19,000	232,141
	Litho Supplies P.L.C.	20,000	23,647
*	Lorien P.L.C.	60,000	51,335
	Low & Bonar P.L.C.	707,849	1,778,455
	Management Consulting Group P.L.C.	1,055,808	821,195
	McAlpine (Alfred) P.L.C.	383,618	4,277,463
	Metalrax Group P.L.C.	508,719	656,005
	Michael Page International P.L.C.	1,224,495	9,837,808
	Mitie Group P.L.C.	1,150,518	5,113,659
*	Molins P.L.C.	68,000	170,053
	Morgan Crucible Company P.L.C.	1,125,473	5,712,856
	Morgan Sindall P.L.C.	146,726	3,577,400
	Mouchel Parkman P.L.C.	396,112	3,181,010
	MS International P.L.C.	71,500	225,240
	MSB International P.L.C.	30,748	43,256
	National Express Group P.L.C.	25,000	507,322
	New Avesco P.L.C.	29,998	69,410
	Northern Recruitment Group P.L.C.	36,500	93,942
	Northgate P.L.C.	252,005	5,594,284
	Ocean Wilsons Holdings, Ltd.	84,250	807,380
*	OneSource Services, Inc.	544	6,722
	OPD Group P.L.C.	95,878	802,964
	Parkwood Holdings P.L.C.	72,980	143,355
*	Penna Consulting P.L.C.	91,728	124,516
*	Planestation Group P.L.C.	76,551	0
	Quantica P.L.C.	245,300	147,535
	Radstone Technology P.L.C.	102,913	829,818
*	Regus Group P.L.C.	3,628,946	7,964,410
	Reliance Security Group P.L.C.	49,710	630,410
*	Renold P.L.C.	270,995	568,728
	Ricardo P.L.C.	220,336	1,257,233
	Robert Walters P.L.C.	291,175	1,618,375
	ROK P.L.C.	108,636	1,623,447
	RPS Group P.L.C.	730,729	3,830,728
	Salvesen (Christian) P.L.C.	950,714	1,250,510
	Senior P.L.C.	1,436,031	1,753,286
	Serco Group P.L.C.	235,235	1,682,214

7

		Shares	Value††
	Severfield-Rowan P.L.C.	84,679	$2,324,776
	Shanks Group P.L.C.	884,042	4,066,929
	SIG P.L.C.	445,720	8,486,122
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	359,365
	Speedy Hire P.L.C.	173,508	3,663,230
	Spirax-Sarco Engineering P.L.C.	260,136	4,851,130
	Spring Group P.L.C.	596,238	766,339
	Stagecoach Group P.L.C.	1,865,823	5,222,844
*	Stanelco P.L.C.	2,148,370	49,926
	Tarsus Group P.L.C.	87,549	396,896
	TDG P.L.C.	305,448	1,492,992
	Teesland P.L.C.	482,546	1,094,975
	Tex Holdings P.L.C.	14,000	28,293
*	The 600 Group P.L.C.	218,038	231,321
	Thorpe (F.W.) P.L.C.	24,000	258,265
*	Tinsley (Eliza) Group P.L.C.	19,844	3,511
*	Trafficmaster P.L.C.	517,604	599,284
*	Tribal Group P.L.C.	50,000	133,742
	Trifast P.L.C.	330,473	463,869
	Ultra Electronics Holdings P.L.C.	256,052	5,445,732
	Umeco P.L.C.	177,143	1,513,874
*	Universal Salvage P.L.C.	104,608	271,690
* #	Volex Group P.L.C.	241,088	592,209
	Vp P.L.C.	166,643	945,236
	VT Group P.L.C.	662,229	5,851,832
	Waterman Group P.L.C.	74,473	247,359
	Watermark Group P.L.C.	189,106	128,361
	Weir Group P.L.C.	769,429	7,937,032
	Whatman P.L.C.	490,239	2,496,979
	White Young Green P.L.C.	154,390	1,288,710
*	Wilshaw P.L.C.	198,409	15,113
	Wincanton P.L.C.	417,586	2,921,463
	WSP Group P.L.C.	254,125	2,490,277
	XP Power P.L.C.	73,546	617,770
Total Industrials			357,659,459

Information Technology — (9.9%)
	Abacus Group P.L.C.	271,924	1,001,990
	Acal P.L.C.	98,344	572,347
	Alphameric P.L.C.	486,081	505,598
*	Alterian P.L.C.	151,434	300,727
	Amstrad P.L.C.	311,793	908,466
	Anite Group P.L.C.	1,273,342	2,033,111
*	ARC International P.L.C.	546,440	325,361
*	Autonomy Corp. P.L.C.	602,901	6,141,865
	Aveva Group P.L.C.	243,405	3,425,476
	Axon Group P.L.C.	207,398	2,157,430
*	Bede P.L.C.	135,978	28,112
	CML Microsystems P.L.C.	28,361	89,887
	Compel Group P.L.C.	119,994	238,766
	Computacenter P.L.C.	377,178	1,827,695
*	CSR P.L.C.	107,309	1,402,906
	Detica Group P.L.C.	417,189	2,460,939
	Dialight P.L.C.	111,362	477,779
	Dicom Group P.L.C.	325,477	1,446,161

8

		Shares	Value††
*	Dimension Data Holdings P.L.C.	939,000	$820,576
	Diploma P.L.C.	83,772	1,284,623
	DRS Data & Research Services P.L.C.	26,825	20,034
*	E2V Technologies P.L.C.	25,000	162,745
	Electrocomponents P.L.C.	1,319,110	7,326,861
	Electronic Data Processing P.L.C.	55,200	66,696
*	Eurodis Electron P.L.C.	2,118,657	43,730
	Filtronic P.L.C.	226,882	806,566
*	Financial Objects P.L.C.	17,000	16,669
	GB Group P.L.C.	415,333	298,598
* #	Gresham Computing P.L.C.	180,019	493,240
	Halma P.L.C.	1,554,692	6,601,320
	ICM Computer Group P.L.C.	64,101	328,776
*	Imagination Technologies Group P.L.C.	664,715	1,284,138
	Independent Media Distribution P.L.C.	21,621	15,886
*	Innovation Group P.L.C.	1,562,355	869,457
*	Intec Telecom Systems P.L.C.	983,242	677,392
	Intelek P.L.C.	99,880	28,213
*	Kewill Systems P.L.C.	309,597	453,937
	Laird Group P.L.C.	685,436	5,123,060
	Macro 4 P.L.C.	68,736	282,109
	Microgen P.L.C.	307,694	339,549
	Misys P.L.C.	1,682,514	7,130,234
	Morse P.L.C.	450,565	975,687
	MTL Instruments Group P.L.C.	71,580	615,364
*	nCipher P.L.C.	99,572	522,548
	Netstore P.L.C.	143,737	84,864
	Northgate Information Solutions P.L.C.	1,787,107	2,975,516
*	NSB Retail Systems P.L.C.	1,119,725	645,770
	Oxford Instruments P.L.C.	136,455	649,463
*	Parity Group P.L.C.	7,621	11,457
*	Planit Holdings P.L.C.	235,000	130,228
*	Plasmon P.L.C.	259,985	84,259
	Premier Farnell P.L.C.	1,368,932	5,124,692
	Psion P.L.C.	462,761	1,036,947
*	Raymarine P.L.C.	254,160	2,103,500
	Renishaw P.L.C.	222,795	3,368,835
*	Retail Decisions P.L.C.	258,904	1,036,619
	Revenue Assurance Services P.L.C.	30,304	66,268
	RM P.L.C.	359,199	1,205,034
	Rotork P.L.C.	306,541	4,873,780
	Royalblue Group P.L.C.	125,646	2,349,598
*	SCi Entertainment Group P.L.C.	103,261	993,425
*	Scipher P.L.C.	34,563	764
*	SDL P.L.C.	229,834	963,034
*	Servicepower Technologies P.L.C.	235,191	59,719
	Spectris P.L.C.	508,179	6,886,545
*	Spirent Communictions P.L.C.	2,769,967	2,972,574
*	Superscape Group P.L.C.	302,847	77,478
*	Surfcontrol P.L.C.	104,638	875,089
*	Tadpole Technology P.L.C.	427,207	9,480
	Telent P.L.C.	242,183	2,262,010
*	Telspec P.L.C.	25,000	3,747
	Trace Group P.L.C.	33,552	65,625
	TT electronics P.L.C.	531,652	2,297,013

9

		Shares	Value††
	Vega Group P.L.C.	69,342	$277,445
	Vislink P.L.C.	525,520	1,044,279
*	Wolfson Microelectronics P.L.C.	429,349	2,320,779
*	Workplace Systems International P.L.C.	238,739	15,317
	XAAR P.L.C.	220,887	969,107
	XANSA P.L.C.	1,086,619	1,572,454
	Zetex P.L.C.	276,462	321,227
Total Information Technology			111,666,565

Materials — (3.3%)
*	Amberley Group P.L.C.	200,000	41,281
*	API Group P.L.C.	103,483	174,529
	Baggeridge Brick P.L.C.	136,350	542,710
	British Polythene Industries P.L.C.	97,215	832,124
	Carclo P.L.C.	180,595	294,743
	Chamberlin & Hill P.L.C.	18,000	69,012
	Chapelthorpe P.L.C.	656,803	93,560
*	Coral Products P.L.C.	50,000	17,874
	Croda International P.L.C.	495,398	5,266,002
	Cropper (James) P.L.C.	22,000	74,050
	Delta P.L.C.	474,097	1,387,742
	DS Smith P.L.C.	1,410,480	4,987,628
	Dyson Group P.L.C.	116,928	431,075
	Elementis P.L.C.	1,680,525	2,714,443
	Ennstone P.L.C.	1,455,712	1,362,118
	Filtrona P.L.C.	724,553	3,910,369
	Hill & Smith Holdings P.L.C.	228,223	1,123,429
*	Inveresk P.L.C.	150,000	51,403
	Macfarlane Group P.L.C.	378,287	214,156
	Marshalls P.L.C.	662,347	4,555,502
*	OpSec Security Group P.L.C.	117,822	169,549
	Porvair P.L.C.	139,099	334,796
	RPC Group P.L.C.	335,324	1,630,491
*	Scapa Group P.L.C.	456,918	261,331
*	Scarborough Minerals P.L.C.	14,622	12,348
	Treatt P.L.C.	14,957	96,659
	UCM Group P.L.C.	41,980	54,764
	Victrex P.L.C.	307,403	4,306,323
	Yule Catto & Co. P.L.C.	521,859	2,320,579
	Zotefoams P.L.C.	96,852	191,940
Total Materials			37,522,530

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	Industrial & Commercial Holdings P.L.C.	5,000	147
*	Pisces Property Services P.L.C.	62,500	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	16,278
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	390

10

		Shares	Value††
*	Whitecroft P.L.C.	105,000	$0
*	Wraith P.L.C.	1,400	2,507
Total Other			19,322

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,278,846
	Kingston Communications P.L.C.	1,328,979	1,821,967
*	Redstone P.L.C.	1,259,104	181,626
	Telecom Plus P.L.C.	222,635	605,928
*	Thus Group P.L.C.	549,382	1,817,924
*	Vanco P.L.C.	232,704	1,860,376
Total Telecommunication Services			8,566,667

Utilities — (1.1%)
	Dee Valley Group P.L.C.	4,214	98,181
	Hydro International P.L.C.	27,669	80,956
	Northumbrian Water Group P.L.C.	375,602	2,230,786
	Viridian Group P.L.C.	393,733	10,232,827
Total Utilities			12,642,750

TOTAL COMMON STOCKS			1,116,082,174

11

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*	Innovation Group P.L.C. Rights 12/11/06	624,942	$87,591
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	0
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultraframe Litigation Notes	319,285	0

TOTAL RIGHTS/WARRANTS			87,591

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $5,768,675 FHLMC 5.000%, 04/15/34, valued at $5,811,152) to be repurchased at $5,697,208	$5,696	5,696,368
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $3,108,000 FHLMC 5.82%, 06/01/36, valued at $3,019,439) to be repurchased at $2,974,429	2,974	2,974,000

TOTAL TEMPORARY CASH INVESTMENTS			8,670,368

TOTAL INVESTMENTS - (100.0%)
(Cost $722,319,437)			$1,124,840,133

See accompanying Notes to Financial Statements.

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
	Agrana Beteiligungs AG	17,295	$1,699,166
	Andritz AG	27,387	5,297,646
	Austria Email AG	715	5,552
* #	Austrian Airlines AG	42,784	408,832
	BKS Bank AG	520	66,559
	Boehler-Uddeholm AG	104,608	6,662,280
* #	BWIN Interactive Entertainment AG	40,984	908,758
#	BWT AG	24,819	1,088,166
*	CA Immobilien Anlagen AG	134,542	3,911,619
*	Christ Water Techology AG	24,819	397,276
	Constantia Packaging AG	21,263	1,052,655
*	Conwert Immobilien Invest AG	54,426	1,179,177
	Eybl International AG	3,191	54,015
	Flughafen Wien AG	32,850	3,013,369
	Frauenthal Holding AG	10,460	312,639
*	Intercell AG	51,979	1,131,914
#	Lenzing AG	3,948	1,233,606
*	Manner (Josef) & Co. AG	870	64,637
	Mayr-Melnhof Karton AG	11,760	2,133,121
	Oberbank AG	8,153	1,111,107
	Palfinger AG	11,176	1,367,107
*	RHI AG	65,590	3,007,637
	Rosenbauer International AG	2,134	246,715
*	S&T System Integration & Technology Distribution AG	5,233	262,220
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,029,508
* #	Sparkassen Immobilien AG	58,185	697,173
	UBM Realitaetenentwicklung AG	1,440	89,639
	Uniqa Versicherungen AG	88,000	2,855,283
*	Wolford AG	5,946	236,974
TOTAL COMMON STOCKS			41,524,350

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 11/27/06	42,784	567

TOTAL — AUSTRIA			41,524,917

BELGIUM — (2.9%)
COMMON STOCKS — (2.9%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	5,493,855
	Arinso International SA	29,855	684,427
	Banque Nationale de Belgique	710	3,250,283
#	Barco NV	36,337	3,091,615
	Bekaert SA	41,401	4,805,839

1

		Shares	Value††
	Brantano Group NV	5,881	$290,017
	Brederode SA	12,180	462,940
	Carrieres Unies Porphyre SA	45	138,649
*	Cie Mobiliere Sauv S VV Strips	87	29
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,461
	Cofinimmo SA	17,021	3,398,764
	Compagnie du Bois Sauvage	87	35,603
	Compagnie Francois d’Entreprises (CFE)	2,080	2,378,853
	Compagnie Immobiliere de Belgique SA	7,453	423,764
#	Compagnie Maritime Belge SA	55,208	2,175,379
	Cumerio	9,586	219,363
	Deceuninck NV	63,700	1,900,978
	Distrigaz	57	331,665
	Dolmen Computer Applications NV	14,860	219,341
	D’Ieteren NV SA	9,168	3,077,719
#	Duvel Moorgat SA	8,788	454,997
	Econocom Group SA	38,283	317,139
* #	Elia System Operator SA NV	80,232	3,188,527
	Euronav SA	56,185	1,749,635
	EVS Broadcast Equipment SA	5,500	296,087
	Exmar NV	52,575	1,569,732
	Floridienne SA	2,033	212,122
*	ICOS Vision Systems NV	19,613	775,576
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	178,719
*	Innogenetics NV	75,886	946,551
*	Integrated Production & Test Engineering NV	9,275	57,242
*	International Brachtherapy SA	16,544	171,511
* #	Ion Beam Application SA	49,701	1,263,562
	Kinepolis	10,703	605,282
*	Laundry Systems Group	14,485	217,495
	Lotus Bakeries SA	1,401	373,868
	Melexis NV	70,385	1,293,156
	Nord-Sumatra Investissements SA	650	521,588
	Omega Pharma SA	63,035	4,368,461
* #	Option NV	79,228	1,102,123
*	Papeteries Catala SA	315	75,090
*	Picanol	16,120	265,667
	Quick Restaurants SA	27,247	1,353,582
* #	Real Software SA	218,853	150,753
	Recticel SA	47,637	619,783
*	Resilux	3,440	189,581
	Rosier SA	655	127,070
	Roularta Media Group NV	10,137	772,018
	Sapec SA	3,635	434,599
*	SAPEC SA Strip VVPR	75	241
#	Sioen Industries NV	40,931	487,542
	Sipef NV	1,685	479,765
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	925,891
*	Spector Photo Group SA	5,408	7,164
*	Systemat-Datarelay SA	14,672	112,877
	Ter Beke NV	2,281	199,386
	Tessenderlo Chemie NV	66,759	2,782,113
	Unibra SA	1,600	201,566
	Van De Velde NV	18,785	939,200
	VPK Packaging Group SA	12,678	598,901

2

		Shares	Value††
	Warehouses De Pauw SCA	10,753	$664,110
* #	Zenitel	20,197	81,909

TOTAL — BELGIUM			63,740,725

DENMARK — (3.6%)
COMMON STOCKS — (3.6%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	450,202
* #	Aktieselskabet Roskilde Bank A.S.	14,170	1,635,879
*	Alk-Abello A.S.	15,055	3,243,385
* #	Alm. Brand A.S.	28,360	1,792,181
	Amagerbanken A.S.	25,720	1,771,828
#	Ambu A.S.	7,460	132,565
	Arkil Holdings A.S. Series B	670	112,893
#	Auriga Industries A.S. Series B	29,250	759,971
#	Bang & Olufsen Holding A.S. Series B	27,637	3,356,076
* #	Bavarian Nordic A.S.	8,530	792,964
	Biomar Holding A.S.	8,498	334,032
*	BoConcept Holding A.S.	3,750	227,687
* #	Bonusbanken A.S.	51,355	400,502
	Bording (F.E.) A.S. Series B	600	84,192
	Brodrene Hartmann A.S. Series B	5,865	236,824
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	70,647
* #	Capinordic AS	100,000	512,642
*	Dampskibsselskabet Norden A.S.	840	711,270
#	Dampskibsselskabet Torm A.S.	49,460	3,035,749
*	Danionics A.S. Series A	14,000	79,461
#	Dantherm Holding A.S.	13,100	220,035
*	Danware A.S.	5,185	85,705
	DFDS A.S.	11,760	1,444,978
#	DiBa Bank A.S.	1,433	481,473
	Dicentia A.S.	6,000	42,169
	Djursland Bank A.S.	770	96,466
#	DLH A.S. Series B	27,900	514,438
	East Asiatic Co., Ltd.	50,573	2,965,940
#	EDB Gruppen A.S.	5,780	246,789
	Fionia Bank A.S. Rights	2,868	825,637
	FLSmidth & Co. A.S.	73,180	4,268,887
#	Fluegger A.S. Series B	4,023	483,444
	Forstaedernes Bank A.S.	10,422	1,514,302
*	Genmab A.S.	63,829	3,085,364
	Glunz & Jensen A.S.	2,870	40,314
	GPV Industi A.S.	1,700	98,194
#	H&H International A.S. Series B	1,520	454,346
	Hadsten Bank A.S.	555	161,448
#	Harboes Bryggeri A.S.	8,250	359,549
	Hedegaard (Peder P.) A.S.	1,360	138,949
	Hojgaard Holding A.S. Series B	2,500	104,471
#	IC Companys A.S.	30,105	1,855,997
*	Incentive A.S.	3,575	11,750
	ITH Industri Invest A.S.	3,600	138,044
	Lan & Spar Bank A.S.	3,800	303,789
*	Lastas A.S. Series B	6,000	119,000
	Lollands Bank A.S.	750	56,656
*	Maconomy A.S.	37,500	97,508

3

		Shares	Value††
	Migatronic A.S. Series B	400	$21,364
* #	Mols-Linien A.S.	3,800	324,348
* #	NeuroSearch A.S.	19,290	680,620
	NKT Holding A.S.	49,245	4,048,448
	Nordjyske Bank A.S.	17,250	582,917
#	Norresundby Bank A.S.	535	320,021
	NTR Holdings A.S.	2,530	37,081
	Ostjydsk Bank A.S.	1,542	310,498
*	Parken Sport & Emtertainment A.S.	1,900	477,648
	Per Aarsleff A.S. Series B	3,295	283,746
*	Pharmexa A.S.	59,540	174,883
	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	2,259,761
	Roblon A.S. Series B	470	75,065
	Rockwool International A.S.	24,520	3,844,946
	Royal Unibrew A.S.	10,615	1,245,240
* #	RTX Telecom A.S.	14,000	210,222
	Salling Bank A.S.	750	122,752
	Sanistal A.S. Series B	2,686	393,933
*	SAS AB	34,300	506,192
#	Satair A.S.	7,125	321,539
#	Schouw & Co. A.S.	20,235	1,303,254
	SimCorp A.S.	11,740	2,572,490
	Sjaelso Gruppen A.S.	4,438	1,491,490
	SKAKO Industries A.S.	3,930	214,795
	Skjern Bank A.S.	2,230	340,511
#	Sondagsavisen A.S.	36,665	556,442
#	Spar Nord Bank A.S.	94,575	2,212,271
#	Sparbank Vest A.S.	9,485	782,400
#	Sparekassen Faaborg A.S.	721	428,005
	Sydbank A.S.	81,720	3,478,524
	Thrane & Thrane A.S.	6,858	402,082
#	Tivoli A.S.	862	681,987
* #	TK Development A.S.	65,956	994,114
*	Topdanmark A.S.	28,300	4,518,406
*	TopoTarget A.S.	62,900	344,606
	Vestfyns Bank A.S.	340	76,241
	Vestjysk Bank A.S.	19,850	1,086,160
TOTAL COMMON STOCKS			77,681,594

RIGHTS/WARRANTS — (0.0%)
*	Danionics A.S. Rights 12/12/06	14,000	20,768

TOTAL — DENMARK			77,702,362

FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
	Alandsbanken AB Series B	18,190	585,243
*	Aldata Solutions Oyj	194,535	426,688
	Alma Media Corp.	256,900	2,858,993
	Amanda Capital Oyj	67,120	288,403
	Amer Sports Oyj Series A	269,460	6,151,529
	Aspo Oyj	70,175	611,346
* #	Aspocomp Group Oyj	42,026	115,696
	BasWare Oyj	34,550	571,540

4

		Shares	Value††
*	Benefon Oyj	686,900	$227,898
*	Biohit Oyj	9,400	26,211
*	Biotie Therapies Oyj	159,354	364,660
	Capman Oyj Series B	12,485	44,134
*	Cencorp Oyj	89,510	62,764
*	Componenta Oyj	30,700	322,830
	Comptel Oyj	308,941	705,043
	Cramo P.L.C.	96,060	1,926,505
* #	Efore Oyj	129,540	228,955
	Elcoteq SE	66,810	959,562
	Elecster Oyj	2,200	15,128
#	Elektrobit Group Oyj	401,120	1,115,851
	eQ Oyj	132,200	729,330
	Etteplan Oyj	28,000	243,760
*	Evox Rifa Group Oyj	189,210	22,748
	Finnair Oyj	153,750	2,433,481
#	Finnlines Oyj	110,260	2,356,423
#	Fiskars Oyj Abp Series A	178,328	2,835,442
	F-Secure Oyj	447,078	1,312,882
#	HK Ruokatalo Oyj Series A	74,560	1,373,941
*	Honkarakenne Oyj Series B	15,330	113,854
#	Huhtamaki Oyj	322,600	6,066,404
	Ilkka-Yhtyma Oyj	32,460	439,293
*	Incap Oyj	36,800	120,181
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	108,523
	KCI Konecranes Oyj	255,800	6,520,673
	Kemira GrowHow Oyj	88,660	705,660
	Kemira Oyj	261,200	5,510,596
	Kyro Oyj Abp	128,140	694,794
	Laennen Tehtaat Oyj	17,820	505,123
	Lassila & Tikanoja Oyj	114,376	2,964,763
#	Lemminkainen Oyj	52,700	2,445,284
	Martela Oyj	1,060	9,279
	M-Real Oyj Series B	696,000	4,144,096
	Neomarkka Oyj	16,652	170,405
	Nokian Renkaat Oyj	379,540	7,879,410
	Nordic Aluminium Oyj	10,440	282,637
*	Okmetic Oyj	54,904	256,525
	OKO Bank P.L.C. Class A	101,080	1,631,283
	Olvi Oyj Series A	32,290	823,756
*	Oriola-KD Oyj	26,000	89,870
*	Oriola-KD Oyj	16,000	55,491
*	Orion Oyj Series A	26,000	542,966
*	Orion Oyj Series B	16,000	333,149
	Perlos Oyj	130,761	687,351
	PKC Group Oyj	48,390	719,744
	Ponsse Oyj	82,280	1,417,644
	Poyry Oyj	183,040	2,507,480
* #	Proha Oyj	198,232	107,837
	Raisio Group P.L.C.	375,423	931,541
	Ramirent Oyj	78,640	4,285,455
	Rapala VMC Oyj	116,640	982,706
	Raute Oyj Series A	10,390	167,334
#	Rocla Oyj	12,300	182,816
*	Satama Interactive Oyj	107,200	128,207

5

		Shares	Value††
	Scanfil Oyj	123,479	$440,154
	Sponda Oyj	159,511	2,247,293
#	SSH Communications Oyj	88,050	111,949
	Stockmann Oyj Abp Series A	36,330	1,741,609
#	Stockmann Oyj Abp Series B	93,438	4,532,822
*	Stonesoft Oyj	94,779	61,558
* #	Suominen Oyj	17,955	74,221
	SysOpen Digia Oyj	55,020	251,318
	Talentum Oyj	133,500	567,768
	Tecnomen Oyj	196,570	387,619
	Teleste Oyi	50,749	647,319
#	TietoEnator Oyj	13,000	371,162
	Tieto-X Oyj	22,800	133,273
	Tiimari P.L.C.	16,680	110,886
	Tulikivi Oyj	79,440	366,281
	Turkistuottajat Oyj	8,490	153,369
	Uponor Oyj Series A	203,800	6,680,088
#	Vacon Oyj	44,337	1,408,467
	Vaisala Oyj Series A	35,000	1,436,334
*	Viking Line AB	10,710	308,472
#	Wartsila Corp. Oyj Series B	35,000	1,693,501
	YIT Oyj	61,000	1,590,717
TOTAL COMMON STOCKS			108,765,296

RIGHTS/WARRANTS — (0.0%)
*	Biotie Therapies Oyj Rights 12/15/06	106,236	171,646
*	Tiimari P.L.C. Rights 12/20/06	16,680	6,737
TOTAL RIGHTS/WARRANTS			178,383

TOTAL — FINLAND			108,943,679

FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*	Actielec Technologies	21,981	81,624
	Affine	2,526	414,594
*	Akka Technologies SA	1,000	43,143
	Ales Groupe SA	33,613	767,461
*	Alten SA	56,620	1,830,025
* #	Altran Technologies SA	274,007	2,514,117
	Apem SA	1,000	95,840
	April Group SA	58,305	2,692,783
* #	Archos	14,076	659,773
#	Arkopharma	36,492	574,674
	Assystem	47,658	894,221
	Aubay SA	28,081	280,173
	Audika SA	22,509	563,096
*	Avanquest Software	15,329	317,943
*	Axorys SA	11,700	9,471
*	Baccarat SA	1,090	206,150
	Bacou-Dalloz	17,098	2,169,084
	Banque Tarneaud SA	1,430	355,749
	Beneteau SA	37,099	3,960,577
*	Bigben Interactive	2,100	8,522
	Boiron SA	19,537	457,110

6

		Shares	Value††
	Boizel Chanoine Champagne SA	5,724	$328,838
	Bonduelle SA	12,181	1,535,691
	Bongrain SA	14,306	1,323,936
#	Bourbon SA	63,632	3,423,909
	Bricorama SA	10,279	597,064
*	Bull SA	4	3
*	Bull SA	185,401	1,146,768
	Burelle SA	4,030	970,777
*	Cafom SA	1,200	35,688
#	Canal Plus SA	280,788	2,886,205
	Carbone Lorraine SA	46,232	2,657,687
* #	CBo Territoria	28,320	113,713
#	Cegedim SA	10,099	885,210
#	Cegid SA	20,276	954,080
*	Cesar SA	142,196	160,128
	CFF Recycling SA	84,608	3,118,914
*	Cibox Inter@ctive SA	232,424	77,395
	Clarins SA	10,264	757,127
* #	Club Mediterranee SA	43,377	2,461,010
* #	Compagnie Generale de Geophysique SA	37,105	7,450,386
	Compagnie Industrielle et Financiere D’Entreprises	300	69,528
	Compagnie International Andre Trigano SA	983	31,522
*	CS Communication et Systemes	7,938	226,016
*	Cybergun	5,682	94,145
	Damartex SA	22,900	1,020,125
*	Dane-Elec Memory SA	65,202	332,207
#	Delachaux SA	23,700	1,612,945
	Didot-Bottin SA	1,620	123,577
*	Dollfus Mieg & Cie SA	35,375	117,102
*	Dynaction SA	10,660	182,151
#	Electricite de Strasbourg	23,784	5,454,673
	Encres Dubuit SA	4,176	42,942
*	Entrepose Contracting	3,400	215,717
	Esso SA	927	202,649
*	Etablissements Gantois Series A	647	6,440
	Etam Developpement SA	23,047	2,136,172
* #	Euro Disney SCA	4,981,489	464,241
	Evialis SA	3,664	174,511
	Exel Industries SA	5,582	432,331
	Explosifs et de Produits Chimiques	524	272,720
* #	Faurecia SA	31,964	2,181,104
	Fimalac SA	111,143	10,117,109
#	Fininfo SA	11,236	180,863
	Finuchem SA	18,083	444,789
	Fleury Michon SA	4,019	237,165
	Foncia Groupe	37,816	1,843,844
	Francois Freres (Tonnellerie) SA	3,839	172,822
	Gascogne SA	7,112	686,250
	Gaumont SA	14,607	1,258,040
*	GECI International	52,548	189,417
#	Generale de Sante	109,455	4,479,277
	Geodis SA	14,348	2,703,601
	Gevelot SA	3,584	273,549
	GFI Informatique SA	126,539	1,010,725
* #	Gifi	7,579	301,007

7

		Shares	Value††
*	Ginger (Groupe Ingenierie Europe)	10,357	$235,645
	GL Events	34,299	1,570,350
*	GPe Pizzorno	1,400	68,345
	Grands Moulins de Strasbourg	110	105,180
*	Groupe Ares SA	17,281	58,962
*	Groupe Ares SA	4,713	16,103
	Groupe Crit	24,673	1,091,825
*	Groupe Flo SA	22,019	268,093
* #	Groupe Go Sport SA	2,740	232,156
	Groupe Guillin SA	1,200	102,742
*	Groupe Open SA	22,246	393,129
#	Groupe Steria SCA	48,989	2,961,054
	Guerbet SA	5,997	1,065,307
	Guyenne et Gascogne SA	26,000	3,523,059
	Haulotte Group SA	53,790	1,383,139
#	Havas SA	1,035,703	5,718,435
	Idsud	2,227	135,834
*	IEC Professionnel Media	27,153	71,939
	IMS International Metal Service SA	51,946	1,415,284
* #	Infogrames Entertainment SA	311,327	295,863
* #	Ingenico SA	77,060	1,943,957
	Ipsos SA	64,032	2,335,155
	Kaufman et Broad SA	34,770	2,074,816
	Lafuma SA	6,232	458,380
	Laurent-Perrier Group	12,172	1,264,147
	Lectra	85,992	613,199
	Lisi SA	8,334	612,338
	Locindus	20,056	976,595
*	LVL Medical Groupe SA	24,346	403,700
*	Maisons Franc	10,194	746,993
	Manitou BF SA	44,368	2,111,427
	Manutan International SA	13,920	820,203
* #	Metaleurop SA	35,449	394,264
	MGI Coutier SA	2,753	91,065
	MoneyLine SA	11	568
	Montupet SA	32,450	646,173
	Mr. Bricolage SA	23,846	551,444
*	Naturex	4,887	340,337
	Nexans SA	78,576	8,466,202
*	Nexity	42,090	2,850,881
	Norbert Dentressangle	12,697	1,119,996
#	NRJ Group	177,024	3,289,449
#	Oberthur Card Systems SA	117,901	789,458
*	Oeneo	102,487	264,951
* #	Orpea	51,311	4,430,524
*	Osiatis	1,400	11,786
	Paris Orleans et Cie SA	2,832	1,004,568
	Passat SA	8,835	99,929
* #	Penauille Polyservices SA	47,072	751,033
	Petit Forestier SA	11,101	851,022
	Pierre & Vacances	12,899	1,628,944
	Plastic Omnium SA	30,846	1,524,699
	Plastivaloire SA	4,552	137,960
	Prosodie SA	14,386	428,442
	Provimi SA	57,248	2,659,079

8

		Shares	Value††
	PSB Industries SA	8,438	$401,039
	Radiall SA	5,387	656,543
	Rallye SA	80,915	4,555,722
	Remy Cointreau SA	57,495	3,461,290
*	Rhodia SA	874,663	2,814,806
	Robertet SA	3,167	503,604
	Rodriguez Group SA	23,307	1,138,894
	Rougier SA	2,040	331,737
	Rubis SA	23,685	1,949,121
*	S.T. Dupont SA	39,440	5,746
	Sabeton SA	13,500	221,684
*	Saft Groupe SA	12,916	419,394
	SAMSE SA	8,800	948,609
	Sasa Industries SA	4,969	215,018
#	SCOR SA	2,821,430	8,068,730
	SEB SA	24,264	3,434,130
	Sechilienne SA	44,000	2,211,285
	Securidev SA	2,500	68,042
	Signaux Girod SA	894	78,176
*	SIICinvest	20,056	70,387
*	Smoby SA	1,172	61,714
	Societe de Developpement Regional de la Bretagne	5,106	28,990
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,043,303
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	3,496,139
	Societe Industrielle D’Aviations Latecoere SA	21,731	648,314
*	Societe Marseillaise du Tunnel Prado Carenage	500	115,384
	Societe Pour l’Informatique Industrielle SA	5,844	318,164
	Sogeclair SA	1,463	69,860
*	Soitec S.A.	76,307	2,574,148
*	Solving International SA	7,510	67,729
	Somfy SA	22,900	5,741,319
#	Sopra Group SA	23,668	1,802,920
	Spir Communication SA	6,553	994,020
	Stallergenes SA	24,076	1,058,990
	Ste Virbac SA	16,735	998,450
	STEF-TFE SA	29,698	1,620,997
	Sucriere de Pithiviers-Le-Vieil	1,825	1,880,396
*	Sylis SA	23,228	121,807
	Synergie SA	22,616	972,234
*	Team Partners Group SA	78,410	128,738
*	Teamlog SA	34,132	162,959
#	Teleperformance SA	121,237	4,679,580
	Tessi SA	5,050	321,819
*	Theolia SA	48,468	812,085
	Tipiak SA	518	52,815
	Toupargel-Agrigel SA	21,016	1,137,468
#	Trigano SA	32,572	1,533,397
* #	UbiSoft Entertainment SA	41,992	2,651,023
	Union Financiere de France Banque SA	16,369	1,035,852
* #	Valtech	214,241	170,584
	Viel et Compagnie	162,852	1,056,306
	Vilmorin et Cie SA	19,383	1,591,854
	VM Materiaux SA	5,966	530,636
	Vranken Pommery Monopole	9,879	641,011
	XRT	84,075	176,463

TOTAL COMMON STOCKS			230,329,488

9

		Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	$2,976
*	Etablissements Gantois Warrants 07/31/07	1,941	4,113
*	Groupe Ares SA Warrants	4,713	0
*	Groupe Focal SA Warrants 02/21/10	466	0
*	SCOR SA Rights 11/29/06	602,627	71,828
TOTAL RIGHTS/WARRANTS			78,917

TOTAL — FRANCE			230,408,405

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
*	3U Telecom AG	117,766	104,578
	A.S. Creation Tapeton AG	6,853	344,868
*	AAP Implantate AG	47,250	157,238
*	Aareal Bank AG	93,834	3,759,664
*	Abacho AG	29,174	60,871
*	AC-Service AG	13,512	102,951
	ADCapital AG	33,040	453,188
* #	Adlink Internet Media AG	65,430	1,325,905
*	ADVA AG Optical Networking	94,876	960,372
	Agrob AG	5,800	86,272
* #	Aixtron AG	241,952	1,022,979
*	Allbecon AG	21,017	160,331
	Amadeus Fire AG	13,705	237,949
*	Analytik Jena AG	11,215	103,447
	Andreae-Noris Zahn AG	27,200	1,330,814
*	Artnet AG	14,689	172,143
	Atoss Software AG	10,108	105,519
*	Augusta Technologie AG	20,966	326,002
	AWD Holding AG	92,651	3,807,873
*	AZEGO AG	16,940	8,316
#	Baader Wertpapierhandelsbank AG	142,376	732,072
#	Balda AG	128,088	1,082,625
*	Basler AG	8,861	143,302
	Beate Uhse AG	56,241	312,900
	Bechtle AG	35,008	887,363
*	Bertrandt AG	23,282	370,434
*	Beta Systems Software AG	5,700	35,653
	BHS Tabletop AG	2,800	47,264
	Bilfinger Berger AG	136,777	8,524,911
*	Biolitec AG	26,843	268,914
#	Biotest AG	19,346	702,466
*	BKN International AG	26,631	108,658
* #	BMP AG	50,479	131,087
	Boewe Systec AG	15,333	975,853
*	Borussia Dortmund GmbH & Co. KGaA	119,605	358,808
*	Borussia Dortmund GmbH & Co. KGaA	59,574	179,095
*	Borussia Dortmund GmbH & Co. KGaA Issue 06	29,333	88,183
*	Broadnet AG	36,856	323,567
* #	Business Media China AG	15,212	447,949
*	CBB Holding AG	102,602	7,881

10

		Shares	Value††
*	CEAG AG	20,670	$473,148
	Cenit AG Systemhaus	18,394	342,060
* #	CENTROTEC Sustainable AG	18,334	604,211
	Cewe Color Holding AG	12,921	554,148
*	ComBOTS AG	46,295	619,731
#	Comdirect Bank AG	125,995	1,482,572
	Computerlinks AG	16,965	328,397
*	Concord Effekten AG	11,528	43,044
*	Condomi AG	1,800	1,266
* #	Conergy AG	94,598	5,365,230
*	COR AG Insurance Technologies	19,180	76,371
#	CTS Eventim AG	53,393	1,816,284
	Curanum AG	65,193	611,670
*	Cybio AG	11,685	69,403
*	D&S europe AG	67,296	650,192
*	D. Logistics AG	113,203	277,221
#	DAB Bank AG	133,926	1,239,618
	Data Modul AG	9,213	139,849
*	DEAG Deutsche Entertainment AG	36,433	85,379
	Deutsche Euroshop AG	43,693	3,083,234
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	71,782
* #	Deutz AG	257,064	3,407,312
*	Dierig Holding AG	10,500	212,250
	Douglas Holding AG	105,237	5,204,322
	Dr. Hoenle AG	13,062	138,405
	Drillisch AG	79,246	571,561
*	Duerr AG	38,845	1,063,902
	DVB Bank AG	9,543	2,570,117
*	Easy Software AG	13,167	162,592
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	97,189
	Elexis AG	21,709	603,999
*	Elmos Semiconductor AG	23,218	246,214
	ElreingKlinger AG	6,000	376,471
* #	EM.TV AG	118,273	572,251
*	Emprise AG	24,502	15,558
*	EMS New Media AG	42,609	28,209
	Energiekontor AG	38,401	116,345
*	Epcos AG	216,079	3,939,387
	Erlus AG	297	136,801
*	Escada AG	38,407	1,220,060
	Euwax AG	11,933	544,657
* #	Evotec AG	196,039	798,172
	Fielmann AG	58,362	3,208,043
*	FJA AG	44,005	121,740
	Fortec Elektronik AG	6,390	117,166
*	Freenet.De AG	50,400	1,520,216
	Fuchs Petrolub AG	30,747	2,130,347
	GBWAG Bayerische Wohnungs AG	3,383	313,618
	Geratherm Medical AG	11,303	80,857
	Gerry Weber International AG	48,907	1,077,550
	Gesco AG	6,731	355,553
	GFK AG	55,339	2,489,797
*	GFT Technologies AG	66,050	232,109
*	GPC Biotech AG	103,290	2,143,371
	Grenkeleasing AG	32,424	1,405,379

11

		Shares	Value††
	Grundstuecks & Baugesellschaft AG	3,567	$245,085
	Hamborner AG	21,000	848,346
*	Hansa Group AG	35,248	54,165
	Hawesko Holding AG	20,044	545,179
*	Herlitz AG	6,962	39,276
*	Hoeft & Wessel AG	14,884	65,325
*	Hucke AG	11,123	10,315
	Hugo Boss AG	25,100	1,304,009
	Hyrican Informations Systeme AG	9,518	75,657
*	I-D Media AG	23,140	79,726
*	IFA Hotel & Touristik AG	7,000	77,902
*	IM International Media AG	152,932	86,931
#	Indus Holding AG	33,594	1,296,274
*	Innovation in Traffic Systems AG	21,840	219,162
*	Integralis AG	31,050	158,955
	INTERSEROH AG	12,506	461,470
* #	Intershop Communications AG	30,990	61,058
*	Intertainment AG	8,500	16,358
*	Isra Vision Systems AG	10,214	284,883
*	itelligence AG	56,089	241,892
	IVG Immobilien AG	143,237	5,601,608
*	IVU Traffic Technologies AG	37,100	57,921
*	IWKA AG	76,371	1,775,821
*	Jack White Productiions AG	15,810	55,940
*	Jenoptik AG	139,661	1,389,510
#	K&S AG	55,500	5,414,964
	Kampa AG	25,822	245,215
	KERAMAG Keramische Werke AG	13,000	1,101,855
#	Kloeckner-Werke AG	113,960	1,708,303
	Kontron AG	120,791	1,748,779
	Krones AG	17,465	2,292,744
*	KSB AG	4,521	1,797,433
	KWS Saat AG	23,797	2,331,603
*	Leica Camera AG	1,466	22,372
	Leifheit AG	12,500	347,775
	Leoni AG	112,500	4,711,074
*	Loewe AG	22,976	448,912
	LPKF Laser & Electronics AG	26,218	185,322
*	Mania Technologie AG	74,770	333,392
	Masterflex AG	10,531	324,506
* #	Maxdata AG	32,897	80,804
*	Mediclin AG	76,094	418,884
* #	Medigene AG	59,928	548,057
#	Medion AG	79,791	858,849
	Mensch und Maschine Software AG	27,532	185,086
* #	Mobilcom AG	166,255	4,570,801
*	Mologen AG	15,853	158,065
*	Morphosys AG	18,499	1,095,735
*	Mosaic Software AG	5,200	6,489
*	MTU Aero Engines Holding AG	144,740	5,928,604
	Muehlabauer Holdings AG & Co. KGAA	15,349	619,773
	MVV Energie AG	136,235	4,438,661
	MWB Wertpapierhandelsbank AG	13,341	84,500
	Nemetschek AG	23,340	641,424
*	Neschen AG	5,800	10,122

12

		Shares	Value††
*	Net AG Infrastructure, Software & Solutions	58,477	$115,627
*	Net AG Infrastructure, Software & Solutions	13,708	27,050
*	Nexus AG	37,949	176,915
#	Norddeutsche Affinerie AG	129,315	3,637,823
	Norddeutsche Steingut AG	5,960	63,185
*	Nordex AG	87,845	1,472,695
*	Nordwest Handel AG	3,244	24,119
*	november AG	9,018	23,677
	OHB Technology AG	35,779	480,399
	Oldenburgische Landesbank AG	4,234	286,962
	P&I Personal & Informatik AG	17,889	397,559
*	Paion AG	45,000	440,620
*	Pandatel AG	5,700	4,819
#	Paragon AG	22,134	338,139
*	ParSytec AG	14,807	131,940
	PC-Ware AG	14,056	256,303
	Pfeiffer Vacuum Technology AG	27,053	2,096,706
	Pfleiderer AG	121,270	3,081,835
*	Pironet NDH AG	36,682	148,179
* #	Pixelpark AG	22,213	37,309
*	Plambeck Neue Energien AG	59,308	171,853
*	Plasmaselect AG	35,172	102,582
*	Plenum AG	9,300	20,232
* #	Premiere AG	145,700	2,302,880
*	Primacom AG	52,801	518,766
	Progress-Werk Oberkirch AG	6,250	287,164
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	37,353	206,938
*	Pulsion Medical Systems AG	20,493	164,365
*	PVATepla AG	47,459	305,151
* #	QIAGEN NV	481,837	7,043,808
* #	QSC AG	255,715	1,768,753
	Rational AG	15,083	2,522,789
	REALTECH AG	13,541	164,352
	Renk AG	19,400	965,141
*	REpower Systems AG	19,176	1,755,436
	Rheinmetall AG	45,000	3,134,669
	Rhoen-Klinikum AG	149,004	6,723,692
*	Rinol AG	1,475	370
	Rohwedder AG	12,979	120,373
	Ruecker AG	19,678	156,671
*	S.A.G. Solarstrom AG	28,737	96,113
#	Sartorius AG	32,181	1,618,924
	Schlott Sebaldus AG	15,429	494,247
*	Secunet Security AG	14,141	140,239
	Sektkellerei Schloss Wachenheim AG	15,120	227,381
*	Senator Entertainment AG	980	3,494
*	SGL Carbon AG	224,947	5,210,112
	SHB Stuttgarter Invest AG	34,927	1,570,080
*	SHS Viveon AG	20,891	32,649
*	Silicon Sensor International AG	9,177	165,861
* #	Singulus Technologies AG	109,860	1,630,573
	Sinner AG	4,160	79,875
*	SinnerSchrader AG	26,169	58,603
#	Sixt AG	38,312	2,161,584
	SM Wirtschaftsberatungs AG	18,841	216,160

13

		Shares	Value††
	Software AG	67,580	$4,859,156
*	Solar Millenn	18,300	313,226
*	Solon AG fuer Solartechnik	14,245	409,023
	Stada Arzneimittel AG	164,610	8,748,560
	Stahl (R.) AG	14,839	623,635
*	Stoehr & Co. AG	16,000	76,273
	Strabag AG	9,954	1,687,952
#	Stratec Biomedical Systems AG	27,297	755,475
	Sued-Chemie AG	29,146	2,025,414
*	Suess Microtec AG	45,051	418,625
	Synaxon AG	9,060	59,356
	Syskoplan AG	9,363	92,127
	Syzygy AG	30,656	222,010
#	Takkt AG	146,687	2,459,385
*	TDS Informationstechnologie AG	82,037	276,716
	Techem AG	74,865	5,393,723
	Technotrans AG	18,352	565,896
	Telegate AG	20,500	484,773
#	Teles AG	26,657	122,525
*	Textilgruppe Hof AG	12,170	117,632
*	TFG Capital AG & Co. KGAA	36,723	122,103
*	Tomorrow Focus AG	101,081	346,917
*	TRIA It-solutions AG	3,939	1,622
	TTL Information Technology AG	6,400	12,698
*	UMS United Medical Systems International AG	17,056	158,769
	Umweltbank AG	12,254	276,973
	United Internet AG	371,216	5,685,345
	Utimaco Safeware AG	35,121	573,525
	Value Management & Research AG	42,250	216,979
*	Varetis AG	11,100	35,802
*	VBH Holding AG	9,415	65,014
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,272
*	Vivacon AG	46,935	1,349,459
	Vossloh AG	34,347	2,249,422
*	W.O.M. World of Medicine AG	19,193	62,527
	Wanderer-Werke AG	7,903	402,893
*	Washtec AG	34,934	652,714
*	WaveLight AG	11,800	104,955
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	63,949
	Westag & Getalit AG	7,000	159,309
*	Wincor Nixdorf AG	58,800	8,461,206
*	Wirecard AG	210,816	1,878,834
	Wuerttembergische Lebensversicherung AG	28,123	1,367,924
	Wuerttembergische Metallwarenfabrik AG	30,330	1,004,949
* #	Zapf Creation AG	16,045	191,061
TOTAL COMMON STOCKS			253,770,910

RIGHTS/WARRANTS — (0.0%)
*	Plambeck Neus Energien AG Rights 12/11/06	59,308	26,705

TOTAL — GERMANY			253,797,615

14

		Shares	Value††
GREECE — (3.9%)
COMMON STOCKS — (3.9%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	$90,204
*	Aegek S.A.	218,665	248,884
*	Agrotiki Insurance Co. S.A.	50,787	261,039
*	Alco Hellas ABEE S.A.	79,992	140,889
*	Alfa Alfa Energy S.A.	3,810	7,014
*	Alfa Alfa Holdings S.A.	104,982	0
	Alfa-Beta Vassilopoulos S.A.	21,502	432,853
*	Allatini Industrial & Commercial Co. S.A.	28,630	85,178
*	Alte Technical Co.	85,048	9,011
*	Altec Information & Communication Systems S.A.	80,278	193,603
	Alumil Milonas Aluminum Industry S.A.	44,386	229,294
*	Alysida S.A.	2,160	6,265
*	Anek Lines S.A.	171,271	342,593
	AS Co. S.A.	25,370	37,599
*	Aspis Bank S.A.	149,947	825,342
*	Aspis Pronia General Insurance S.A.	152,060	239,854
*	Astir Palace Hotels S.A.	80,500	633,809
	Athens Medical Center S.A.	124,004	761,231
	Atlantic Supermarkets S.A.	35,080	107,783
	Attica Holdings S.A.	218,206	1,145,856
	Attica Publications S.A.	16,674	51,907
	Atti-Kat S.A.	169,684	265,472
	Autohellas S.A.	76,340	475,553
	Babis Vovos International Construction S.A.	61,592	1,711,437
*	Balafas S.A.	15,200	3,825
*	Balkan Export S.A.	41,970	98,877
*	Bank of Attica S.A.	202,121	1,416,234
	Bank of Greece	43,172	5,339,305
	Benrubi S.A.	11,121	49,471
	Betanet S.A.	27,328	112,973
	Bitros Holdings S.A.	31,022	112,613
	Blue Star Maritime S.A.	194,050	750,013
	Byte Computers S.A.	22,730	99,215
	C. Rokas S.A.	39,819	1,019,926
*	Compucon Computer Applications S.A.	11,260	7,900
*	Computer Peripherals International S.A.	9,110	11,832
	Crown Hellas Can S.A.	30,452	209,711
*	Cyclon Hellas S.A	62,191	139,191
	Daios Plastics S.A.	16,350	121,034
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	471,271
	Dionic Societe Anonyme Commercial & Industrial Co. fo Electronic Technological Application S.A.	13,336	15,892
	Domiki Krittis S.A.	23,720	71,879
*	Dromeas S.A.	5,200	13,136
*	Dynamic Life S.A.	16,440	11,757
	Edrasis-C.Psalllidas Technical Co.	58,828	91,814
	Egnatia Bank S.A.	145,896	1,734,243
	EL. D. Mouzakis S.A.	31,653	64,208
	Elais Oleaginous Production S.A.	24,032	780,134
*	Elbisco Holding S.A.	56,000	156,457
	Elektrak S.A.	24,450	93,730
	Elektroniki Athinon S.A.	34,490	305,037
*	Elephant S.A.	26,310	2,787
	Elgeka S.A.	65,880	121,234
	Elmec Sport S.A.	116,156	338,902

15

		Shares	Value††
	Elton Chemicals S.A.	48,940	$95,255
*	Empedos S.A.	15,974	1,692
	ETEM S.A.	63,672	199,092
*	Ethniki General Insurance Co. S.A.	178,148	1,288,001
*	Etma Rayon S.A.	11,242	20,992
*	Euro Reliance General Insurance Co. S.A.	36,550	99,525
*	Eurodrip S.A.	83,040	137,262
	Euromedica S.A.	61,760	580,473
*	European Technical S.A.	32,750	9,976
	Everest S.A.	54,190	160,952
	Evrofarma S.A.	26,707	68,938
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	483,463
*	F.G. Europe SA Common Registered Shares	4,536	15,136
*	Fanco S.A.	10,110	2,686
*	Forthnet S.A. Issue 06	115,475	1,570,204
	Fourlis S.A.	102,805	1,931,526
	Frigoglass S.A.	80,050	1,783,108
	Galaxidi Fish Farming S.A.	12,940	17,652
	GEK Group of Cos S.A.	143,114	1,359,572
	General Commercial S.A.	24,060	25,782
*	Geniki Bank	127,174	1,491,027
	Germanos S.A.	187,190	4,708,203
*	Gregorys Mikrogeumata S.A.	53,530	72,949
	Halkor S.A.	194,506	987,427
*	Hatziioannou Holdings S.A.	89,750	172,083
*	Hellenic Cables S.A.	55,596	344,664
	Hellenic Duty Free Shops S.A.	80,020	1,387,437
	Hellenic Fabrics S.A.	32,310	117,291
	Hellenic Sugar Industry S.A.	62,220	320,970
	Hellenic Technodomiki Tev S.A.	439,219	4,790,783
	Heracles General Cement Co.	93,293	1,857,833
*	Hippotour S.A.	13,891	16,373
	Iaso S.A.	142,540	1,307,169
	Iktinos Hellas S.A.	18,430	93,978
	Inform P. Lykos S.A.	28,260	156,462
*	Informatics S.A.	3,778	1,551
*	Intersat S.A.	19,392	0
	Intertech S.A.	23,746	90,736
*	Intracom Holdings S.A.	310,826	2,188,505
*	Intracom Technical & Steel Constructions S.A.	105,050	175,284
*	Ionian Hotel Enterprises S.A.	16,914	238,530
*	Ipirotiki Software & Publications S.A.	22,110	56,806
*	J Boutaris & Son Holding S.A.	48,870	45,351
	J&P-Avax S.A.	146,816	1,167,295
	Karatzis S.A.	28,610	78,116
	Karelia Tobacco Co., Inc. S.A.	5,810	751,088
	Kathimerini Publishing S.A.	30,030	276,452
	Katselis Sons S.A. Bread Industry	41,545	185,934
	Kego S.A.	32,045	72,559
*	Kekrops S.A.	6,444	103,647
*	Keramia-Allatini	10,368	16,752
*	Klonatex Group S.A. Bearer Shares	20,351	10,511
	Kordellou Brothers S.A.	28,010	46,325
	Ktima Kostas Lazaridis S.A.	18,326	32,763
*	Lambrakis Press S.A.	118,587	431,414

16

		Shares	Value††
	Lamda Detergent SA	43,769	$327,234
	Lampsa Hotel Co.	42,101	652,050
*	Lan-Net S.A.	126,887	201,816
*	Lavipharm S.A.	96,324	738,808
*	Loulis Mills S.A.	32,582	115,321
	Mailis (M.J.) S.A.	113,544	401,290
*	Maritime Company of Lesvos S.A.	247,599	370,337
*	Maxim S.A.	16,360	10,864
	Medicon Hellas S.A.	2,860	16,652
	Mesochoritis Brothers S.A.	23,700	15,677
	Metka S.A.	80,240	960,615
	Michaniki S.A.	162,885	827,556
	Minerva Knitwear SA	5,140	18,349
*	Minoan Lines S.A.	211,669	1,148,536
	MLS Multimedia S.A.	8,300	9,797
*	Mochlos S.A.	98,304	45,659
*	Multirama S.A.	10,990	130,375
	Mytilineos Holdings S.A.	94,570	3,076,880
	N. Levederis S.A.	8,355	11,040
*	Nafpaktos Textile Industry S.A.	10,580	16,413
*	Naoussa Spinning Mills S.A.	76,407	21,308
	Naytemporiki S.A.	29,620	60,042
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,261,917
*	Neorion New S.A. Holdings	37,500	111,949
	Newsphone Hellas S.A.	55,010	184,976
*	Nexans Hellas S.A.	3,003	13,828
*	Nirefs Acquaculture S.A.	28,500	147,135
	Notos Com Holdings S.A.	99,854	470,497
	Pantechniki S.A.	89,570	431,368
*	Parnassos Enterprises S.A.	38,775	64,250
*	Pegasus Publishing S.A.	83,990	217,862
*	Perseys S.A.	34,972	71,395
	Petropoulos S.A.	8,832	56,597
*	Petzetakis S.A.	49,310	80,775
*	Pilias S.A.	51,791	24,712
*	Pipeworks L. Girakian Profil S.A.	11,730	18,066
	Piraeus Leasing S.A.	5,765	47,808
*	Prodeftiki Technical Co.	32,257	12,835
*	Promota Hellas S.A.	8,860	2,699
*	Reds S.A.	80,357	276,660
	Regency Entertainment S.A.	130,260	1,933,396
*	Rilken S.A.	1,982	13,095
	S&B Industrial Minerals S.A.	56,301	671,301
*	Sanyo Hellas S.A.	132,841	207,507
	Sarantis S.A.	62,350	654,946
	Sato S.A.	57,868	220,921
*	Selected Textile Industry Assoc. S.A.	73,159	61,151
	Sfakianakis S.A.	27,860	406,751
*	Sheet Steel Co.	25,850	7,868
*	Shelman Hellenic-Swiss Wood S.A.	73,402	178,315
*	Singularlogic S.A.	44,030	178,170
	Spyroy Agricultural Products S.A.	61,348	133,929
*	Stabilton S.A.	27,530	2,917
	Technical Olympic S.A.	238,420	812,519
*	Technodomi M.Travlos Brothers S.A.	13,910	3,869

17

		Shares	Value††
	Teletypos S.A. Mega Channel	63,367	$377,280
	Terna Tourist Technical & Maritime S.A.	90,680	1,273,199
*	Themeliodomi S.A.	37,422	18,337
	Thrace Plastics Co. S.A.	91,730	245,646
	Unisystems S.A.	86,560	240,872
	Vardas S.A.	26,020	74,098
*	Varvaressos S.A. European Spinning Mills	7,200	4,958
*	Veterin S.A.	61,894	331,600
	Viohalco S.A.	426,755	4,957,198
	Vioter S.A.	123,266	197,451
*	Vis Container Manufacturing Co.	4,259	11,422
	Vivartia S.A.	159,415	2,923,969
	Zampa S.A.	830	10,118
TOTAL COMMON STOCKS			84,537,577

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	37,861

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/08/06	85,140	74,418

TOTAL — GREECE			84,649,856

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	86,889	1,187,129
*	Aminex P.L.C.	440,966	234,175
*	Blackrock International Land P.L.C.	897,420	534,822
*	Datalex P.L.C.	227,588	226,584
	DCC P.L.C.	324,316	9,894,632
	Donegal Creameries P.L.C.	26,085	155,640
*	Dragon Oil P.L.C.	1,510,561	5,345,077
	FBD Holdings P.L.C.	132,521	7,147,857
	Fyffes P.L.C.	897,420	1,950,929
	Glanbia P.L.C.	661,581	2,647,264
	Greencore Group P.L.C.	606,995	3,335,999
*	Horizon Technology Group P.L.C.	236,352	294,459
	IAWS Group P.L.C.	368,887	9,093,092
	IFG Group P.L.C.	205,432	552,749
	Independent News & Media P.L.C.	745,387	2,692,218
*	IONA Technologies P.L.C.	100,946	545,412
	Irish Continental Group P.L.C.	93,833	1,598,521
*	Kenmare Resources P.L.C.	2,004,297	1,676,073
	Kingspan Group P.L.C.	185,024	4,134,825
	McInerney Holdings P.L.C.	131,427	2,297,477
	Paddy Power P.L.C.	160,620	3,344,584
*	Providence Resources P.L.C.	6,258,198	664,554
	Qualceram Shires P.L.C.	40,136	104,713
	Readymix P.L.C.	323,262	1,138,597
*	South Wharf P.L.C.	34,575	304,054
	United Drug P.L.C.	803,679	3,828,237
*	Waterford Wedgwood P.L.C.	7,869,750	771,248

TOTAL — IRELAND			65,700,921

18

		Shares	Value††
ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	270,930	$246,099
	ACEA SpA	163,000	3,121,824
	Acegas-APS SpA	72,607	775,107
* #	Actelios SpA	343,329	4,076,872
	Aedes SpA	324,161	2,585,582
#	Aeroporto de Firenze SpA	17,918	483,213
* #	Alitalia SpA	123,532	139,184
	Amplifon SpA	516,559	4,034,456
	Astaldi SpA	200,189	1,506,925
*	Azimut Holding SpA	352,446	4,525,257
#	Banca Finnat Euramerica SpA	706,431	957,315
	Banca Ifis SpA	54,527	730,220
#	Banca Intermobiliare SpA	319,984	3,516,198
	Banca Popolare d’Etruria e del Lazio Scrl	176,865	3,648,175
	Banca Profilo SpA	253,156	810,997
	Banco di Desio e della Brianza SpA	242,974	2,414,940
#	Banco Piccolo Valellinese Scarl SpA	314,205	5,521,102
*	Beghelli SpA	427,981	299,933
	Benetton Group SpA	8,444	154,470
	Beni Stabili SpA, Roma	1,309,500	1,821,574
	Biesse SpA	55,616	1,113,611
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	578,493
	Brembo SpA	106,748	1,274,891
	Caltagirone Editore SpA	161,554	1,368,061
	Caltagirone SpA	208,342	2,255,869
	Cam Finanziaria SpA	36,527	70,290
#	Carraro SpA	85,800	470,292
#	Cembre SpA	38,673	300,371
	Cementir SpA	249,704	2,197,324
	Centrale del Latte di Torino & Co. SpA	21,168	124,473
* #	Ciccolella SpA	30,000	87,703
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	3,608,161
*	Cirio Finanziaria SpA	175,000	0
	Class Editore SpA	83,868	152,037
*	Compagnia Immobiliare Azionaria SpA	44,000	12,491
#	Credito Artigiano SpA	297,576	1,446,717
	Credito Bergamasco SpA	64,847	2,654,756
	Cremonini SpA	218,517	694,030
*	CSP International Industria Calze SpA	87,961	134,234
#	Danieli & Co. SpA	86,438	1,226,773
	Davide Campari - Milano SpA	275,990	2,760,594
#	De Longhi SpA	295,644	1,767,708
*	Digital Multimedia Technologies SpA	25,000	1,821,015
* #	Ducati Motor Holding SpA	537,054	627,446
	Emak SpA	57,399	361,709
* #	EnerTad SpA	95,849	423,170
	Ergo Previdenza SpA	103,646	674,661
	Esprinet SpA	81,154	1,514,886
#	Fiera Milano SpA	37,863	441,686
*	Fin.Part SpA	133,481	0

19

		Shares	Value††
*	Finarte Casa d’Aste SpA	56,266	$67,064
#	Gabetti SpA	64,201	324,082
	Gefran SpA	31,849	205,646
*	Gemina SpA	835,842	3,549,961
#	Gewiss SpA	249,008	1,954,391
*	Giovanni Crespi SpA	121,789	145,392
#	Granitifiandre SpA	82,117	873,399
	Gruppo Ceramiche Ricchetti SpA	117,577	229,786
#	Gruppo Editoriale L’Espresso SpA	676,817	3,641,812
	I Grandi Viaggi SpA	98,547	352,628
*	Immobiliare Lombardia SpA	9,036,502	2,533,646
#	Immsi SpA	684,048	1,981,882
*	Impregilo SpA	990,684	5,385,553
#	Indesit Co. SpA	155,000	2,392,655
	Industria Macchine Automatique SpA	72,957	1,062,783
	Industria Romagnola Conduttori Elettrici SpA	43,452	167,531
	Intek SpA	482,657	525,835
	Interpump Group SpA	214,507	1,877,924
	Iride SpA	849,866	2,847,837
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	1,125,698
	Italmobiliare SpA	20,975	2,102,373
* #	Juventus Footbal Club SpA	242,284	578,258
*	KME Group SpA	282,640	204,559
	La Doria SpA	59,783	189,653
*	Lavorwash SpA	25,065	73,171
	Linificio e Canapificio Nazionale SpA	60,550	250,986
	Maffei SpA	60,568	190,065
	Mariella Burani SpA	42,528	1,096,680
*	Marr SpA	131,000	1,202,081
	Marzotto SpA	151,704	693,548
	Meliorbanca SpA	249,443	1,235,084
	Mirato SpA	36,779	409,747
	Monrif SpA	280,520	473,538
*	Montefibre SpA	260,521	134,256
	Navigazione Montanari SpA	254,494	1,307,259
* #	Negri Bossi SpA	76,000	144,069
*	NGP SpA	17,891	8,293
*	Olidata SpA	82,236	98,114
*	Opengate Group SpA	4,000	10,118
*	Pagnossin SpA	9,000	9,521
*	PanariaGroup Industrie Ceramiche Spa	4,000	33,293
	Permasteelisa SpA	67,249	1,320,490
*	Pininfarina SpA	31,285	1,086,843
	Pirelli & C.Real Estate SpA	9,600	663,056
#	Poligrafici Editoriale SpA	154,784	325,215
	Premafin Finanziaria SpA	881,704	2,673,257
	Premuda SpA	232,466	477,907
*	Ratti SpA	159,537	125,661
*	RDM Realty SpA	577,167	26,100
	Recordati SpA	336,356	2,506,925
* #	Reno de Medici SpA	577,167	401,184
* #	Richard-Ginori 1735 SpA	140,800	75,041
	Risanamento Napoli SpA	304,043	2,671,036
	Sabaf SpA	23,325	792,545
	SAES Getters SpA	30,068	1,135,243

20

		Shares	Value††
*	SAVE SpA	29,606	$954,261
* #	Schiapparelli 1824 SpA, Milano	1,322,152	82,938
	Sirti SpA	29,967	83,480
	Smurfit SISA SpA	72,500	250,975
* #	SNIA SpA	1,405,721	251,840
*	Societa Partecipazioni Finanziarie SpA	959,063	964,967
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,511,644
#	Socotherm SpA	66,740	1,090,257
	Sogefi SpA	237,227	1,756,165
	Sol SpA	194,092	1,243,210
* #	Sorin SpA	464,327	972,261
#	Stefanel SpA	96,348	415,746
	Targetti Sankey SpA	34,593	265,063
*	Tecnodiffusione Italia SpA	3,332	8,825
#	Telecom Italia Media SpA	4,300,248	2,094,263
* #	Tiscali SpA	1,003,368	3,251,542
	Tod’s SpA	30,476	2,448,015
#	Trevi Finanziaria SpA	91,694	1,132,517
	Valentino Fashion Group SpA	150,000	5,877,030
*	Vemer Siber Group SpA	197,276	162,994
* #	Viaggi del Ventaglio SpA	94,706	115,512
	Vianini Industria SpA	59,070	245,635
	Vianini Lavori SpA	180,752	2,268,461
	Vittoria Assicurazioni SpA	62,484	1,003,614
*	Zucchi (Vincenzo) SpA	144,350	560,146
TOTAL COMMON STOCKS			156,514,930

RIGHTS/WARRANTS — (0.0%)
*	Negri Bossi SpA Warrants	38,000	0

TOTAL — ITALY			156,514,930

NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
	Aalberts Industries NV	74,143	6,029,165
	Accell Group NV	27,095	917,572
*	AFC Ajax NV	18,134	209,035
	Amsterdam Commodities NV	48,957	251,956
	Arcadis NV	58,275	3,384,990
* #	ASM International NV	148,949	3,139,899
*	Atag Group NV	4,630	1,778
	Batenburg Beheer NV	3,620	226,734
*	Begemann Groep NV Series B	13,451	6,393
	Beter Bed Holding NV	50,502	1,157,912
	Boskalis Westminster NV	65,442	4,904,247
#	Brunel International NV	65,086	2,036,602
	Buhrmann NV	252,113	3,549,300
	Crown Van Gelder NV	13,683	313,502
* #	Crucell NV	119,738	2,894,802
*	Crucell NV ADR	45,768	1,103,924
*	De Vries Robbe Groep NV	9,110	35,367
	DOCdata NV	22,463	203,986
* #	Draka Holding NV	34,598	915,349
*	Econosto NV	38,837	235,604

21

		Shares	Value††
	Eriks Group NV	23,624	$1,583,163
#	Exact Holding NV	72,042	2,215,661
	Fornix Biosciences NV	19,246	563,897
	Gamma Holding NV	15,705	935,329
#	Getronics NV	386,446	2,952,211
	Grolsche NV	36,435	1,555,557
	Grontmij NV	12,028	1,391,766
* #	Hagemeyer NV	1,576,607	7,518,225
	Heijmans NV	75,052	3,880,287
	Hitt NV	20,431	159,712
	ICT Automatisering NV	24,258	470,037
	Imtech NV	63,324	3,693,245
*	Innoconcepts	24,064	365,809
* #	Jetix Europe NV	132,664	3,108,232
	Kas Bank NV	42,888	1,197,085
*	Kendrion NV	285,926	722,815
	Koninklijke Bam Groep NV	264,205	4,811,967
	Koninklijke Ten Cate NV	65,450	1,836,436
	Koninklijke Vopak NV	73,543	3,169,317
* #	Laurus NV	199,032	699,480
	Macintosh Retail Group NV	63,834	2,163,500
*	Maverix Capital NV	1,500	75,488
	Nederlandsche Apparatenfabriek NV	19,519	713,377
	Nutreco Holding NV	100,349	6,211,607
#	Oce NV	283,068	4,719,697
	OPG Groep NV Series A	40,770	4,681,649
	Ordina NV	99,002	2,090,933
* #	Pharming Group NV	230,032	1,034,251
*	Punch Technix NV	12,412	166,173
*	Qurius NV	155,232	185,859
	Reesink NV	2,050	270,565
	Roto Smeets de Boer NV	5,657	301,412
*	Samas NV	73,931	740,393
*	Seagull Holding NV	21,931	63,505
* #	Semiconductor Industries NV	106,087	648,238
	Sligro Food Group NV	62,392	4,259,423
	Smit Internationale NV	46,180	2,317,460
	Stern Groep NV	1,258	64,829
#	Stork NV	102,733	5,076,870
	Telegraaf Media Groep NV	148,536	3,755,597
*	Textielgroep Twenthe NV	1,000	3,311
*	Tulip Computers NV	883,199	374,346
#	Twentsche Kabel Holding NV	20,555	1,608,711
*	Unit 4 Agresso NV	48,259	1,122,524
	Univar NV	76,919	4,045,562
	USG People NV	139,492	5,500,183
#	Van der Moolen Holding NV	117,201	621,026
	Wegener Arcade NV	88,629	1,221,863

TOTAL — NETHERLANDS			128,386,700

NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
	Acta Holding ASA	381,000	1,910,350
	Aker Yards ASA	28,121	2,246,052

22

		Shares	Value††
#	Aktiv Kapital ASA	64,817	$955,834
* #	Altinex ASA	2,410,000	451,101
*	APL ASA	19,900	153,778
	Arendals Fosse Kompani ASA	100	19,584
* #	Birdstep Technology ASA	50,000	83,617
* #	Blom ASA	48,367	216,637
	Bonheur ASA	67,400	2,721,829
*	Camillo Eitze	57,700	630,764
*	Consorte Group ASA	30,000	43,892
*	Corrocean ASA	63,321	58,564
* #	Det Norske Oljeselskap (DNO) ASA	1,688,304	3,185,653
#	DOF ASA	115,506	1,195,741
	EDB Elektronisk Data Behandling ASA	149,417	1,284,131
	Ekornes ASA	105,190	2,375,229
* #	Eltek ASA	126,863	1,286,676
* #	Ementor ASA	94,751	522,243
	Expert ASA	64,250	966,440
*	Fara ASA	56,000	21,669
	Farstad Shipping ASA	60,790	1,334,511
* #	Fast Search & Transfer ASA	487,050	1,230,542
	Ganger Rolf ASA	48,360	1,738,221
*	Havila Shipping ASA	18,000	231,507
*	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	116,836
*	Independent Oil Tools ASA	75,603	35,593
	Itera Consulting Group ASA	148,000	107,300
*	Kongsberg Automotive ASA	51,200	506,750
	Kongsberg Gruppen ASA	49,500	1,262,273
*	Kverneland ASA	23,108	284,540
#	Leroy Seafood Group ASA	63,500	1,074,106
*	Nordic Semiconductor ASA	51,200	386,107
* #	Norse Energy Corp. ASA	549,400	362,067
* #	Norwegian Air Shuttle ASA	19,200	288,368
* #	Ocean Rig ASA	500,262	3,766,218
	Odfjell ASA Series A	91,700	1,630,121
#	Olav Thon Eiendomsselskap ASA	13,360	1,543,721
*	Otrum ASA	17,800	41,462
* #	Petrolia Drilling ASA	910,000	515,449
* #	Photocure ASA	33,362	301,144
#	Prosafe ASA	88,380	6,033,306
* #	Q-Free ASA	78,000	258,598
	Rieber and Son ASA Series A	102,654	933,777
	Scana Industrier ASA	252,423	312,714
* #	Sevan Marine ASA	373,800	2,052,926
*	Sinvest ASA	140,520	2,841,717
* #	Software Innovation ASA	39,943	88,614
	Solstad Offshore ASA	59,900	1,212,025
	Sparebanken Midt-Norge	130,450	1,697,809
#	Steen and Stroem ASA	19,512	1,024,165
*	Synnove Finden ASA	16,200	77,452
	Tandberg ASA Series A	338,180	4,667,553
* #	Tandberg Data ASA	122,130	109,495
*	Tandberg Storage ASA	48,450	31,539
* #	Tandberg Television ASA	253,830	2,848,880
*	TGS Nopec Geophysical Co. ASA	316,440	6,149,275

23

		Shares	Value††
*	Thin Film Electronics ASA	16,200	$21,040
#	Tomra Systems ASA	616,328	4,392,857
* #	TTS Marine ASA	29,000	283,127
	Veidekke ASA	61,646	2,253,112
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,220,649

TOTAL — NORWAY			76,597,250

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Cin Corporacao Industrial do Norte SA	1,000	7,550
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	592,726
*	Fibras Sinteticas de Portugal SA	195,903	49,209
	Finibanco Holdings SGPS SA	171,803	689,120
*	Gescartao SGPS SA	31,395	1,006,599
*	Grupo Soares da Costa SGPS SA	206,365	188,666
	Ibersol SGPS SA	20,401	262,483
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,120,847
*	Investimentos Participacoes e Gestao SA Inapa	43,702	156,851
	Jeronimo Martins SGPS SA	170,757	3,654,256
#	Mota-Engil SGPS SA	344,465	2,420,533
* #	Novabase SGPS	56,005	410,491
* #	ParaRede SGPS SA	545,591	173,713
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,437,501
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	679,236
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	399,159
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,743,341
*	Sonae Industria SGPS SA	280,469	2,731,014
* #	Sonaecom SGPS SA	583,911	3,885,526
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	89,762
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	162,604
	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,764,305

TOTAL — PORTUGAL			24,625,492

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
#	Abengoa SA	105,048	3,648,877
	Adolfo Dominguez SA	19,382	1,340,189
* #	Adolfo Dominguez SA	969	66,795
	Amper SA	77,791	1,139,194
* #	Avanzit SA	493,567	4,175,566
* #	Azkoyen SA	62,107	617,650
#	Banco de Andalucia SA	9,800	1,253,154
	Banco de Credito Balear SA	35,424	1,532,533
#	Banco Guipuzcoano SA	154,643	5,163,187
*	Baron de Ley SA	12,052	758,804
	Bodegas Riojanas SA	12,365	154,200
#	Campofrio Alimentacion SA	92,800	1,660,928
	Cementos Portland Valderrivas SA	16,881	2,126,971
	Compania de Distribucion Integral Logista SA	29,600	1,773,510
	Compania Vinicola del Norte de Espana SA	16,600	315,664
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,347,331
* #	Dogi International Fabrics SA	20,913	100,692

24

		Shares	Value††
	Duro Felguera SA	177,786	$1,824,214
	Electnor SA	102,646	3,686,060
* #	Ercros SA	1,103,370	1,230,114
*	Espanola del Zinc SA	29,250	71,276
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	40,000	446,289
#	Faes Farma SA	114,545	3,954,928
*	Federico Partenina SA	1,190	13,079
	Funespana SA	21,493	240,772
	Grupo Catalana Occidente SA	111,505	3,655,883
#	Grupo Empresarial Ence SA	64,582	3,411,127
	Iberpapel Gestion SA	24,657	579,233
	Inbesos SA	12,494	233,988
	Indo Internacional SA	37,172	431,230
	Inmobiliaria del Sur SA	2,285	166,437
*	Inmobiliaria I06 Shares	228	16,644
	Inmobiliaria Urbis SA	80,282	2,767,465
*	La Seda de Barcelona SA	1,346,356	4,186,826
	Lingotes Especiales SA	22,080	224,716
	Mecalux SA	55,754	2,293,471
#	Miquel y Costas & Miquel SA	15,173	491,250
#	Natra SA	72,406	1,046,275
* #	Natraceutical SA	731,665	1,879,987
#	NH Hoteles SA	21,703	429,679
*	Nicolas Correa SA	15,750	98,492
	Obrascon Huarte Lain SA	107,743	3,077,205
	Pescanova SA	26,443	963,287
#	Prim SA	23,746	453,380
*	Prim SA Issue 06	2,374	45,285
	Prosegur Cia de Seguridad SA	59,129	1,923,140
* #	Service Point Solutions SA	163,668	647,679
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	140,767	816,414
	Sol Melia SA	112,700	2,208,723
#	SOS Cuetara SA	284,629	4,966,143
	Tavex Algodonera SA	185,541	835,066
* #	Tecnocom Telecomunicaciones y Energia SA	38,315	616,945
	Tubacex SA	445,457	2,897,358
	Tubos Reunidos SA	104,798	2,410,421
	Unipapel SA	44,264	1,254,463
*	Unipapel SA Issue 06	2,213	62,719
#	Uralita SA	338,493	2,241,738
* #	Urbanizaciones y Transportes SA	267,319	1,006,121
#	Vidrala SA	57,822	1,810,912
	Viscofan SA	164,345	3,021,201
* #	Zeltia SA, Madrid	508,000	3,804,039
TOTAL COMMON STOCKS			95,616,919

RIGHTS/WARRANTS — (0.0%)
*	Azkoyen SA Bonus Rights 12/01/06	62,107	23,853

TOTAL — SPAIN			95,640,772

25

		Shares	Value††
SWEDEN — (6.7%)
COMMON STOCKS — (6.7%)
*	Acando AB Series B	130,800	$240,365
* #	Active Biotech AB	77,400	820,049
	Addtech AB Series B	56,300	1,070,935
	Angpanneforeningen AB Series B	48,500	952,116
* #	Anoto Group AB	261,833	440,615
	Aros Quality Group AB	41,400	314,911
*	Artimplant AB Series B	144,000	68,742
	Axfood AB	92,000	3,457,086
	Axis AB	183,494	2,363,604
	Ballingslov International AB	26,700	700,502
	Beiger Electronics AB	14,700	315,483
	Beijer AB Series B	14,100	422,179
	Beijer Alma AB	58,800	824,775
	Bergman & Beving AB Series B	66,900	1,779,302
	Bilia AB Series A	116,725	1,752,158
	Billerud AB	150,300	2,594,368
*	BioGaia AB Series B	38,000	220,800
*	Biotage AB	51,940	102,581
*	Bong Ljungdahl AB	24,800	246,293
*	Boras Waefveri AB Series B	11,200	53,020
* #	Boss Media AB	73,700	118,172
* #	Cantena AB	58,362	816,882
	Capona AB	25,400	441,370
	Cardo AB	63,000	2,162,628
*	Carl Lamm AB	33,280	225,948
	Castellum AB	428,900	5,438,823
#	Clas Ohlson AB Series B	102,500	2,237,957
	Cloetta AB Series B	22,250	776,755
	Concordia Maritime AB Series B	70,300	481,323
* #	Consilium AB Series B	12,746	74,919
* #	Consilium AB Series B	4,248	24,810
	D. Carnegie & Co. AB	148,200	2,962,342
*	DORO AB	400	272
*	Duroc AB Series B	2,700	10,267
#	Elekta AB Series B	317,200	6,969,378
	Elverket Vallentuna AB	8,650	53,060
* #	Enea Data AB Series B	1,012,000	513,652
	Eniro AB	288,700	3,652,792
	Expanda AB	19,547	220,741
	Fabege AB	205,350	5,241,299
	Fagerhult AB	16,800	349,425
*	Forshem Group AB Series B	9,400	73,770
	Geveko AB Series B	10,800	331,364
#	Gunnebo AB	106,800	1,218,568
	Gunnebo Industrier AB	10,000	238,886
	Haldex AB	64,700	1,464,821
	Heba Fastighets AB Series B	14,500	390,277
	Hexagon AB	10,716	418,909
#	Hiq International AB	111,889	622,910
	HL Display AB Series B	14,400	341,662
	Hoganas AB Series B	77,300	2,033,519
	IBS AB Series B	195,200	584,587
*	Industrial & Financial Systems AB Series B	487,600	638,099
*	Intellecta AB Series B	5,500	35,723
	Intrum Justitia AB	163,100	1,933,997

26

		Shares	Value††
	Invik and Co. AB Series B	15,540	$295,487
	JM AB	291,468	5,902,465
	Klovern AB	303,476	1,135,476
	Kungsleden AB	432,600	6,044,530
	Lagercrantz Group AB Series B	64,300	321,953
*	LBI International AB	107,651	665,911
	Lennart Wallenstam Byggnads AB Class B	123,900	2,193,041
#	Lindex AB	235,900	3,481,243
	Ljungberg Gruppen AB Series B	3,800	152,703
*	LogicaCMG P.L.C.	955,510	3,320,359
* #	Lundin Mining Corp.	4,322	149,831
*	Lundin Petroleum AB	90,000	964,397
* #	Mandator AB	455,520	167,654
#	Meda AB Series A	255,575	8,290,994
*	Medivir Series B	17,250	151,435
*	Micronic Laser Systems AB	105,400	1,051,923
#	Munters AB	57,000	2,559,454
#	NCC AB Series B	118,100	2,854,969
	Nefab AB	55,300	589,659
*	Net Insight AB Series B	924,000	519,689
	New Wave Group AB Series B	107,400	1,287,968
	NIBE Industrier AB	185,200	2,580,802
	Nobia AB	144,500	5,117,085
	Nolato AB Series B	66,440	646,265
*	Observer AB	245,156	1,185,397
	OEM International AB Series B	14,800	372,339
#	OMX AB	189,900	3,438,527
	Orc Software AB	36,300	541,973
*	Ortivus AB	48,010	130,303
	Partnertech AB	28,800	544,367
#	PEAB AB Series B	125,200	2,588,126
*	Pergo AB	135,000	1,046,123
	Poolia AB Series B	36,150	301,935
	Prevas AB Series B	16,000	51,745
*	Pricer AB Series B	1,711,500	179,761
*	Proact It Group AB	29,000	133,094
* #	Proffice AB	215,400	605,204
	Profilgruppen AB	16,300	202,238
	Protect Data AB	53,100	1,435,214
	Q-Med AB	159,200	2,238,691
*	Readsoft AB Series B	48,800	174,868
	Rederi AB Transatlantic Series B	95,600	644,330
	Rottneros Bruk AB	425,600	423,225
	Salus Ansvar AB Series B	38,900	189,656
	Sardus AB	18,100	203,654
*	Scribona AB Series A	40,100	36,007
* #	Scribona AB Series B	226,140	200,370
*	Semcon AB	39,900	385,274
	Sigma AB Series B	25,800	46,041
*	Sintercast AB	11,800	139,732
	Skanditek Industrifoervaltnings AB	156,975	982,539
	Skistar AB	94,800	1,906,799
	Studsvik AB	21,900	774,600
*	SWECO AB	36,800	1,216,243
* #	Switchcore AB	185,784	7,337

27

		Shares	Value††
*	Teleca AB Series B	157,200	$648,248
* #	Telelogic AB	777,200	1,469,041
* #	Teligent AB	55,700	77,947
*	Ticket Travel Group AB	41,152	100,036
	Trelleborg AB Series B	230,400	4,991,974
	TV 4 AB Series A	23,000	907,370
	Uniflex AB Series B	3,630	57,364
	VBG AB Series B	1,084	14,653
*	Vitrolife AB	41,500	177,658
*	Wedins Skor & Accessoarer AB	113,400	161,564
	Westergyllen AB Series B	9,400	39,841
	Wihlborgs Fastigheter AB	65,658	1,263,937
	Wilh. Sonesson AB Series A	4,160	16,096
	Wilh. Sonesson AB Series B	4,160	14,606
	Xponcard Group AB	7,300	133,610

TOTAL — SWEDEN			144,684,741

SWITZERLAND — (14.4%)
COMMON STOCKS — (14.3%)
*	4M Technologies Holding SA	18,445	45,650
	A. Hiestad Holding AG	1,426	1,645,261
*	Actelion, Ltd.	57,965	10,334,593
	AFG Arbonia-Forster Holding AG	4,266	1,598,583
	Allreal Holding AG	28,047	3,032,579
	Also Holding AG	16,678	859,038
	Ascom Holding AG	92,504	1,152,567
	Bachem AG	26,438	1,922,582
	Baloise-Holding AG	43,500	4,202,473
	Bank Coop AG	31,715	2,158,530
	Bank Sarasin & Cie Series B	1,778	5,199,162
	Banque Cantonale de Geneve	4,141	825,880
	Banque Cantonale du Jura	450	159,385
	Banque Cantonale Vaudoise	11,172	4,782,767
	Banque Privee Edmond de Rothschild SA	161	3,497,785
	Barry Callebaut AG	10,927	5,585,769
	Basellandschaftliche Kantonalbank	600	501,952
*	Basilea Pharmaceutica AG	2,629	453,299
	Basler Kantonalbank	5,250	477,491
	Belimo Holdings AG	1,884	1,771,492
	Berner Kantonalbank	25,110	4,256,888
	Bobst Group AG	36,682	1,738,359
	Bossard Holding AG	8,467	551,490
	Bucher Industries AG	33,989	3,635,221
	BVZ (Brig Visp Zermatt) Holding AG	580	148,208
	Calida Holding AG	396	156,031
*	Card Guard AG	32,013	328,022
	Carlo Gavazzi Holding AG	1,065	196,441
	Charles Voegele Holding AG	29,471	2,390,346
	Clariant AG	794,519	11,213,914
	Compagnie Financiere Tradition	5,202	770,007
	Converium Holding AG	546,150	7,153,398
	Conzzeta Holdings AG	1,415	2,540,311
*	COS Computer Systems AG	4,391	91,510
*	Crealogix Holding AG	3,388	270,586

28

		Shares	Value††
	Daetwyler Holding AG	348	$1,735,862
	Edipresse SA	1,572	741,827
	Eichhof Holding AG	458	612,433
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,149,964
*	ELMA Electronic AG	472	111,115
	Emmi AG	13,638	1,583,584
	Ems-Chemie Holding AG	31,716	3,664,387
	Energiedienst Holding AG	8,265	3,626,181
*	Escor Casino & Entertainment AG	2,010	43,618
#	Feintol International Holding AG	1,601	470,567
	Fischer (Georg) AG	11,518	6,539,954
	Flughafen Zuerich AG	13,645	3,936,190
*	Forbo Holding AG, Eglisau	5,990	2,322,527
	Fuchs Petrolub AG	19,809	1,383,549
	Galenica Holding AG	15,936	4,212,188
	Getaz Romang Holding SA	1,280	875,105
	Golay-Buchel Holding SA	40	85,058
	Gurit Holding AG	1,326	1,085,063
	Helvetia Holding AG	12,833	4,093,281
	Hexagon AB Series B	27,240	1,062,786
*	Implenia AG	49,554	1,014,922
	Industrieholding Cham AG	1,704	504,723
	Interroll-Holding SA	2,475	782,523
	Intershop Holding AG	3,444	856,056
*	IsoTis SA	251,843	308,807
	Jelmoli Holding AG	1,521	3,390,448
	Jelmoli Holding AG	2,835	1,260,494
	Kaba Holding AG	10,381	3,232,078
*	Kardex AG	17,985	648,132
	Komax Holding AG	9,005	1,109,011
#	Kudelski SA	106,944	3,590,657
	Kuoni Reisen Holding AG	13,794	7,161,348
	Lem Holdings SA	3,651	636,574
*	Logitech International SA	247,190	7,281,284
	Lonza Group AG	129,327	10,830,718
	Luzerner Kantonalbank	18,593	4,061,531
*	Medisize Holding AG	13,260	827,345
	Metraux Services SA	1,853	328,236
#	Micronas Semiconductor Holding AG	78,808	1,645,808
*	Mikron Holding AG	43,452	527,876
	Mobilezone Holding AG	115,610	674,898
*	Moevenpick-Holding AG	1,320	435,524
* #	Oerlikon Corp.	27,910	11,909,719
	Orell Fuessli Holding AG	5,076	665,628
	OZ Holding AG	10,374	745,452
*	Parco Industriale e Immobiliare SA	600	1,752
	Phoenix Mecano AG	3,041	1,345,893
	Phonak Holding AG	133,842	10,038,309
	PSP Swiss Property AG	148,025	8,178,396
	PubliGroupe SA	6,325	2,129,203
	Rieters Holdings AG	15,890	7,973,182
	Romande Energie Holding SA	2,839	3,286,162
*	Schaffner Holding AG	1,830	327,072
	Schweiter Technology AG	4,193	1,223,991
	Schweizerhall Holding AG	8,648	975,437

29

		Shares	Value††
#	Schweizerische National Versicherungs Gesellschaft	1,881	$1,165,502
*	SEZ Holding AG	53,128	1,641,625
	SIA Abrasives Holding AG	2,381	854,753
	Siegfried Holding AG	8,560	1,368,045
	Sig Holding AG	20,338	6,231,414
*	Sihl	150	376
	Sika AG	8,623	12,413,350
	Societa Elettrica Sopracenerina SA	2,409	552,726
	Societe Generale d’Affichage	5,872	931,994
*	Spirt Avert AG	1,409	10,249
	St. Galler Kantonalbank	9,217	3,781,451
#	Straumann Holding AG	12,103	3,027,570
	Sulzer AG	14,002	14,307,861
	Swiss Prime Site AG	81,434	4,484,951
	Swissfirst AG	27,315	1,698,191
*	Swisslog Holding AG	798,972	1,001,214
	Swissquote Group Holding SA	4,122	1,282,058
	Tamedia AG	15,322	1,802,512
	Tecan Group AG	40,139	2,352,804
*	Temenos Group AG	152,630	2,539,540
*	Tornos SA	38,028	423,799
*	UMS Schweizerische Metallwerke Holding AG	17,585	381,738
*	Unilabs SA	23,874	806,773
	Valiant Holding AG	60,231	6,817,165
	Valora Holding AG	12,004	3,318,327
	Vaudoise Assurances Holdings SA	3,233	482,875
	Villars Holding SA	150	55,136
*	Von Roll Holding AG	379,814	1,150,845
	Vontobel Holdings AG	114,466	4,927,236
	Walliser Kantonalbank	1,457	588,428
	WMH Walter Meier Holding AG	4,878	539,420
	Zehnder Holding AG	786	1,406,547
	Zueblin Immobilien Holding AG	78,908	707,834
	Zuger Kantonalbank	630	1,993,959
TOTAL COMMON STOCKS			311,940,266

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,579,889

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	13,746

TOTAL — SWITZERLAND			313,533,901

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (14.2%)

@	Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $54,455,444 FHLMC 6.000%, 03/15/29 & FNMA, rates ranging from 5.500% to 7.170%(r), maturities ranging from 09/25/32 to 11/01/36, valued at $58,540,860) to be repurchased at $57,400,386	$57,392	$57,391,921

30

		Face
		Amount	Value†
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 12/01/06 (Collateralized by $569,492,647 FHLMC STRIPS, rates ranging from 0.000% to 5.000%, maturities ranging from 08/01/35 to 08/15/36 & FNMA STRIPS, rates ranging from 0.000% to 6.500%, maturities ranging from 12/01/33 to 07/01/36, valued at $219,300,000) to be repurchased at $215,031,713	$215,000	$215,000,000
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $1,294,000 FHLMC 5.82%, 06/01/36, valued at $1,257,128) to be repurchased at $1,238,178	1,238	1,238,000

@	Repurchase Agreement, UBS Warburg LLC 5.31%, 12/01/06 (Collateralized by $37,677,097 FHLMC, rates ranging from 4.000% to 10.500%, maturities ranging from 02/01/08 to 11/01/36 & FNMA, rates ranging from 4.500% to 11.500%, maturities ranging from 11/01/07 to 11/01/36, valued at $35,703,027) to be repurchased at $35,005,163	35,000	35,000,000
TOTAL TEMPORARY CASH INVESTMENTS			308,629,921

TOTAL INVESTMENTS - (100.0%) (Cost $1,443,976,433)			$2,175,082,187

See accompanying Notes to Financial Statements.

31

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Series, as defined and

Board of Trustees of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of November 30, 2006, and for the year then ended and have issued our unqualified report thereon dated January 23, 2007 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of November 30, 2006 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 23, 2007

32

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Robert Herrmann, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Gerard Melia, the registrant’s Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Herrmann and Melia determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)  Not applicable.

(b)  A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	March 7, 2007

By:	/s/ Gerard Melia
Gerard Melia
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:	March 6, 2007